As filed with the Securities and Exchange Commission on April 29, 2002


                                                    Registration No. 333 - 7509
                                                                     811 - 7689

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

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                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                     Pre-Effective Amendment No.
                                                ---

                     Post-Effective Amendment No. 14

                                                 ---
                                      and

                       REGISTRATION STATEMENT UNDER THE                 [X]
                        INVESTMENT COMPANY ACT OF 1940

                          Amendment No. 32

                                        --

                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                  -------------------------------------------
                        (Exact Name of Registrant)




                      TRANSAMERICA LIFE INSURANCE COMPANY
                      -----------------------------------
                           (Name of Depositor)



            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire

                    Transamerica Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

                              ------------------------



                              ------------------------


It is proposed that this filing will become effective:

-----   immediately upon filing pursuant to paragraph (b) of Rule 485.

  X      on May 1, 2002 pursuant to paragraph (b) of Rule 485.

-----

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----

        on ______________ pursuant to paragraph (a)(1) of Rule 485

-----


If appropriate, check the following box:

                This post-effective amendment designates a new effective date
        ---
for a previously filed post-effective amendment.

                                                               PORTFOLIO SELECT
                                                               VARIABLE ANNUITY

                                                                 Issued Through
                                                      RETIREMENT INCOME BUILDER
                                                       VARIABLE ANNUITY ACCOUNT
                                                                             By
                                            TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus - May 1, 2002


This flexible premium deferred annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and forty-three underlying fund portfolios. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.


This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Portfolio Select Variable Annuity, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2002. Please call us at (800) 525-6205 or write us at:
Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:
..  are not bank deposits
..  are not federally insured
..  are not endorsed by any bank or government agency
..  are not guaranteed to achieve their goal
..  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AIM Variable Insurance Funds - Series I shares

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund


AIM V.I. International Growth Fund


AIM V.I. Premier Equity Fund

AIM V.I. Dent Demographic Trends Fund

Alliance Variable Products Series Fund, Inc. - Class B
Alliance Premier Growth Portfolio
Alliance Technology Portfolio

Davis Variable Account Fund, Inc.
Davis Value Portfolio

Evergreen Variable Trust

Evergreen VA Blue Chip Fund


Evergreen VA Capital Growth Fund

Evergreen VA Foundation Fund

Evergreen VA Fund

Evergreen VA Global Leaders Fund

Evergreen VA Growth Fund

Evergreen VA Growth and Income Fund

Evergreen VA High Income Fund

Evergreen VA International Growth Fund
Evergreen VA Omega Fund

Federated Insurance Series
Federated American Leaders Fund II
Federated High Income Bond Fund II

Franklin Templeton Variable Insurance
Products Trust - Class 2
Franklin Small Cap Fund
Templeton Global Asset Allocation Fund
Templeton Foreign Securities Fund
Templeton Developing Markets Securities Fund

MFS/(R)/ Variable Insurance Trust/SM/
MFS Emerging Growth Series
MFS Research Series
MFS Total Return Series
MFS Utilities Series

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Oppenheimer Strategic Bond Fund/VA

Putnam Variable Trust - Class IB Shares
Putnam VT Global Growth Fund
Putnam VT Growth and Income Fund
Putnam VT Growth Opportunities Fund
Putnam VT Money Market Fund
Putnam VT New Value Fund

Variable Insurance Products Fund

Fidelity - VIP Equity-Income Portfolio - Service Class 2


Fidelity - VIP Growth Portfolio - Service Class 2


Fidelity - VIP Growth Opportunities Portfolio - Service Class


Fidelity - VIP High Income Portfolio - Service Class


Fidelity - VIP Index 500 Portfolio - Initial Class


Fidelity - VIP Investment Grade Bond Portfolio - Initial Class

TABLE OF CONTENTS                                                           Page

GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY POLICY FEE TABLE...................................................   9

EXAMPLES...................................................................  12

1. THE ANNUITY POLICY......................................................  20

2. PURCHASE................................................................  20
  Policy Issue Requirements................................................  20
  Premium Payments.........................................................  20
  Initial Premium Requirements.............................................  20
  Additional Premium Payments..............................................  21
  Maximum Total Premium Payments...........................................  21
  Allocation of Premium Payments...........................................  21
  Policy Value.............................................................  21

3. INVESTMENT CHOICES......................................................  21
  The Separate Account.....................................................  21
  The Fixed Account........................................................  23
  Transfers................................................................  23

4. PERFORMANCE.............................................................  24

5. EXPENSES................................................................  24
  Surrender Charges........................................................  24
  Excess Interest Adjustment...............................................  25
  Mortality and Expense Risk Fees..........................................  26
  Administrative Charges...................................................  26
  Premium Taxes............................................................  26
  Federal, State and Local Taxes...........................................  26
  Transfer Fee.............................................................  26
  Managed Annuity Program..................................................  26
  Initial Payment Guarantee................................................  26
  Liquidity Rider..........................................................  27
  Beneficiary Earnings Enhancement.........................................  27
  Beneficiary Earnings Enhancement-Extra...................................  27
  Portfolio Fees and Expenses..............................................  27

6.ACCESS TO YOUR MONEY.....................................................  27
  Surrenders...............................................................  27
  Delay of Payment and Transfers...........................................  27
  Excess Interest Adjustment...............................................  28

7. ANNUITY PAYMENTS
  (THE INCOME PHASE).......................................................  28
  Annuity Payment Options..................................................  28

8. DEATH BENEFIT...........................................................  30
  When We Pay A Death Benefit..............................................  30
  When We Do Not Pay A Death Benefit.......................................  31
  Deaths After the Annuity Commencement Date...............................  31
  Amount of Death Benefit..................................................  31
  Guaranteed Minimum Death Benefit.........................................  31
  Adjusted Partial Surrender...............................................  32



9. TAXES.....................................................................  33
  Annuity Policies in General................................................  33
  Qualified and Nonqualified Policies........................................  33
  Surrenders -- Qualified Policies...........................................  33
  Surrenders -- 403(b) Policies..............................................  34
  Diversification and Distribution Requirements..............................  34
  Surrenders -- Nonqualified Policies........................................  34
  Taxation of Death Benefit Proceeds.........................................  34
  Annuity Payments...........................................................  35
  Annuity Contracts Purchased by Non-resident Aliens and Foreign
   Corporations..............................................................  35
  Transfers, Assignments or Exchanges of Policies............................  35
  Possible Tax Law Changes...................................................  35
  Separate Account Charges...................................................  35

10. ADDITIONAL FEATURES......................................................  36
  Systematic Payout Option...................................................  36
  Family Income Protector....................................................  36
  Managed Annuity Program....................................................  36
  Initial Payment Guarantee..................................................  39
  Liquidity Rider............................................................  39
  Beneficiary Earnings Enhancement...........................................  40
  Beneficiary Earnings Enhancement -- Extra..................................  41
  Nursing Care and Terminal Condition Withdrawal Option......................  42
  Unemployment Waiver........................................................  42
  Telephone Transactions.....................................................  43
  Dollar Cost Averaging Program..............................................  43
  Asset Rebalancing..........................................................  44

11. OTHER INFORMATION........................................................  44
  Ownership..................................................................  44
  Assignment.................................................................  44
  Transamerica Life Insurance Company........................................  44
  The Separate Account.......................................................  45
  Mixed and Shared Funding...................................................  45
  Exchanges and Reinstatements...............................................  45
  Voting Rights..............................................................  45
  Distributor of the Policies................................................  46
  IMSA.......................................................................  46
  Legal Proceedings..........................................................  46

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.................  47

APPENDIX A
  Condensed Financial Information............................................  48

APPENDIX B
  Historical Performance Data................................................  57

APPENDIX C
  Policy Variations..........................................................  72

GLOSSARY OF TERMS

Accumulation Unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value - The policy value increased or decreased by any excess interest adjustment.

Annuitant - The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date - The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option - A method of receiving a stream of annuity payments selected by the owner.

Cash Value - The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Cumulative Free Percentage - The percentage (as applied to the policy value) which is available free of any surrender charge.


Excess Interest Adjustment - A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account - One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options - The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information given to us to issue a policy.

Policy Value - On or before the annuity commencement date, the policy value is equal to the owner's:
..  premium payments; minus
.. partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus interest credited in the fixed account; plus
..  accumulated gains in the separate account; minus
..  losses in the separate account; minus
.. service charges, rider fees, premium taxes and transfer fees, and any other charges, if any.

Separate Account - The Portfolio Select Variable Annuity division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount - A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your) - The owner of the contract.

              (Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers forty-three subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.


The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

AIM V.I. Capital Appreciation Fund - Series I shares


AIM V.I. Core Equity Fund(/1/) - Series I shares


AIM V.I. International Growth Fund(/2/) - Series I shares


AIM V.I. Premier Equity Fund(/3/) - Series I shares


AIM V.I. Dent Demographic Trends Fund - Series I shares

Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Davis Value Portfolio

Evergreen VA Blue Chip Fund


Evergreen VA Capital Growth Fund

Evergreen VA Foundation Fund

Evergreen VA Fund

Evergreen VA Global Leaders Fund

Evergreen VA Growth Fund

Evergreen VA Growth and Income Fund

Evergreen VA High Income Fund

Evergreen VA International Growth Fund
Evergreen VA Omega Fund
Federated American Leaders Fund II
Federated High Income Bond Fund II
Franklin Small Cap Fund - Class 2

Templeton Global Asset Allocation Fund - Class 2(/4/)


Templeton Foreign Securities Fund - Class 2(/5/)

Templeton Developing Markets Securities Fund - Class 2
MFS Emerging Growth Series
MFS Research Series
MFS Total Return Series
MFS Utilities Series
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Oppenheimer Strategic Bond Fund/VA
Putnam VT Global Growth Fund - Class IB Shares
Putnam VT Growth and Income Fund -  Class IB Shares
Putnam VT Growth Opportunities Fund -  Class IB Shares
Putnam VT Money Market Fund - Class IB Shares
Putnam VT New Value Fund - Class IB Shares
Fidelity - VIP Equity-Income Portfolio - Service Class 2

Fidelity - VIP Growth Portfolio - Service Class 2

Fidelity - VIP Growth Opportunities Portfolio - Service Class


Fidelity - VIP High Income Portfolio - Service Class

Fidelity - VIP Index 500 Portfolio - Initial Class
Fidelity - VIP Investment Grade Bond Portfolio - Initial Class

(/1/)Formerly known as AIM V.I. Growth and Income Fund.


(/2/)Formerly known as AIM V.I. International Equity Fund.


(/3/)Formerly known as AIM V.I. Value Fund.


Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices. While we currently do not charge for transfers, we reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.25% per year from the assets in each subaccount for the Return of Premium Death Benefit. An additional 0.15% or 0.25% fee will be charged if you elect the Annual Step-Up Death Benefit or Enhanced Death Benefit, respectively.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Managed Annuity Program, there is an annual fee during the accumulation phase of 0.45% of the minimum income base. If you receive annuity payments under the rider, then during the income phase, there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Liquidity Rider, there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first three policy years.

If you elect the Beneficiary Earnings Enhancement, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Beneficiary Earnings Enhancement - Extra, there is an annual fee equal to 0.50% or 0.60% of the policy value in the subaccounts for the 50% and 75% initial death benefit options, respectively.

The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to 10% of the policy value free of surrender charges each policy year. The amount that may be taken free of surrender charges is referred to as the cumulative free percentage. Any cumulative free percentage that is not taken in one year is carried forward and is available to be taken in the following policy year.


Amounts surrendered in excess of this free amount may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may also take out cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Unless you elect the Life with Emergency Cash SM annuity payment option, you can not take money out during the income phase, although you will be receiving annuity payments.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Managed Annuity Program and Initial Payment Guarantee are available as optional riders and they guarantee a minimum amount for each payment.

8.DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you generally may choose one of the following guaranteed minimum death benefits:


..  Return of Premium; or


..  Annual Step-Up; or


..  Enhanced.


Charges are lower for the Return of Premium Death Benefit than they are for the other death benefits.


After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.


9.TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For non-qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.


10.ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

.. You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "Systematic Payout Option" ("SPO"). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
..  You can elect an optional rider that guarantees you a minimum income base.
   This feature is called the "Managed Annuity Program" ("MAP"). There is an extra charge for this rider.
.. You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 80% of the initial variable annuity payment. This feature is called the "Initial Payment Guarantee". There is an extra charge for this rider.
.. You can elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the "Liquidity Rider". There is an extra charge for this rider.
.. You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the "Beneficiary Earnings Enhancement" ("BEE") and "Beneficiary Earnings Enhancement - Extra " (BEE-Extra"). There is an extra charge for these riders.
.. Under certain medically related circumstances, you may surrender all or a part of your policy value without a surrender charge and excess interest adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option".

.. Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "Unemployment Waiver".

.. You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

.. You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "Dollar Cost Averaging".

.. We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "Asset Rebalancing".

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after it receives written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.


No Probate. Usually the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.


There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Managed Annuity Program, the Initial Payment Guarantee, the Liquidity Rider, the Beneficiary Earnings Enhancement, and the Beneficiary Earnings Enhancement - Extra make this policy appropriate for your needs.


Old Policies. This prospectus generally describes policies issued after May 1, 2002. See Appendix C for information on how older policies have different features and requirements, and sometimes different fees and deductions.


State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2002) is in Appendix A to this prospectus.


12. INQUIRIES

 If you need more information, please contact us at:

 Administrative and Service Office
 Financial Markets Division
 Variable Annuity Department
 Transamerica Life Insurance Company
 4333 Edgewood Road NE
 P.O. Box 3183
 Cedar Rapids, IA 52406-3183

You may check your policy at www.talife.com. Follow the log-on procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site. You should protect your PIN, because one-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

                 ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE)
--------------------------------------------------------------------------------

                       Policy Owner Transaction Expenses
--------------------------------------------------------------------------------
Sales Load On Purchase Payments                              0
Maximum Surrender Charge
 (as a % of Premium Payments
 Surrendered)(/1/)                                          6%
Annual Service Charge(/2/)                 $0 - $30 Per Policy
Transfer Fee(/3/)                                     $0 - $10
Optional Rider Fees:
Managed Annuity Program(/4/)                             0.45%
Beneficiary Earnings Enhancement(/5/)                    0.25%
Beneficiary Earnings
 Enhancement - Extra(/6/)                        0.50% - 0.60%


                       Separate Account Annual Expenses
                  (as a percentage of average account value)
--------------------------------------------------------------------------------
Mortality and Expense Risk Fee(/7/)                      1.10%
Administrative Charge                                    0.15%
                                                         -----
TOTAL SEPARATE ACCOUNT
ANNUAL EXPENSES                                          1.25%

Optional Separate Account Expenses:
Annual Step-Up Death Benefit(/8/)                        0.15%
Enhanced Death Benefit(/9/)                              0.25%
Liquidity Rider(/10/)                                    0.50%
TOTAL SEPARATE ACCOUNT ANNUAL
  EXPENSES WITH HIGHEST OPTIONAL
  SEPARATE ACCOUNT EXPENSES(/11/)                        2.00%
--------------------------------------------------------------------------------

                        Portfolio Annual Expenses(/12/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
--------------------------------------------------------------------------------

                                                           Rule
                                       Management  Other   12b-1 Total Portfolio
                                          Fees    Expenses Fees  Annual Expenses
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -
  Series I shares....................    0.61%     0.24%   0.00%      0.85%
AIM V.I. Core Equity Fund - Series I
 shares..............................    0.61%     0.21%   0.00%      0.82%
AIM V.I. International Growth Fund -
  Series I shares....................    0.73%     0.32%   0.00%      1.05%
AIM V.I. Premier Equity Fund - Series
 I shares............................    0.60%     0.25%   0.00%      0.85%
AIM V.I. Dent Demographic Trends
 Fund - Series I shares(/13/)........    0.71%     0.59%   0.00%      1.30%
Alliance Premier Growth Portfolio -
  Class B............................    1.00%     0.04%   0.25%      1.29%
Alliance Technology Portfolio - Class
 B...................................    1.00%     0.08%   0.25%      1.33%
Davis Value Portfolio................    0.75%     0.12%   0.00%      0.87%
Evergreen VA Blue Chip Fund..........    0.61%     0.36%   0.00%      0.97%
Evergreen VA Capital Growth Fund.....    0.80%     0.24%   0.00%      1.04%
Evergreen VA Foundation Fund.........    0.75%     0.18%   0.00%      0.93%
Evergreen VA Fund....................    0.75%     0.20%   0.00%      0.95%
Evergreen VA Global Leaders
 Fund(/14/)..........................    0.72%     0.28%   0.00%      1.00%
Evergreen VA Growth Fund.............    0.70%     0.20%   0.00%      0.90%
Evergreen VA Growth and Income Fund..    0.75%     0.20%   0.00%      0.95%
Evergreen VA High Income Fund(/14/)..    0.49%     0.52%   0.00%      1.01%
Evergreen VA International Growth
 Fund(/14/)..........................    0.03%     0.98%   0.00%      1.01%
Evergreen VA Omega Fund..............    0.52%     0.20%   0.00%      0.72%
Federated American Leaders Fund
 II(/15/)............................    0.75%     0.12%   0.00%      0.87%
Federated High Income Bond Fund
 II(/15/)............................    0.60%     0.16%   0.00%      0.76%
Franklin Small Cap Fund - Class
 2(/16/).............................    0.45%     0.31%   0.25%      1.01%
Templeton Global Asset Allocation
 Fund - Class 2......................    0.61%     0.20%   0.25%      1.06%
Templeton Foreign Securities Fund -
  Class 2(/17/)......................    0.68%     0.22%   0.25%      1.15%
Templeton Developing Markets
 Securities Fund - Class 2...........    1.25%     0.32%   0.25%      1.82%
MFS Emerging Growth Series(/18/).....    0.75%     0.12%   0.00%      0.87%
MFS Research Series(/18/)............    0.75%     0.15%   0.00%      0.90%
MFS Total Return Series(/18/)........    0.75%     0.14%   0.00%      0.89%
MFS Utilities Series(/18/)...........    0.75%     0.18%   0.00%      0.93%
Oppenheimer Capital Appreciation
 Fund/VA.............................    0.64%     0.04%   0.00%      0.68%
Oppenheimer Main Street Growth &
 Income Fund/VA......................    0.68%     0.05%   0.00%      0.73%
Oppenheimer Multiple Strategies
 Fund/VA.............................    0.72%     0.04%   0.00%      0.76%
Oppenheimer Strategic Bond Fund/VA...    0.74%     0.05%   0.00%      0.79%
Putnam VT Global Growth Fund - Class
 IB Shares(/19/).....................    0.71%     0.11%   0.25%      1.07%
Putnam VT Growth and Income Fund -
  Class IB Shares(/19/)..............    0.46%     0.05%   0.25%      0.76%
Putnam VT Growth Opportunities Fund -
  Class IB Shares(/19/)..............    0.70%     0.15%   0.25%      1.10%
Putnam VT Money Market Fund - Class
 IB Shares(/19/).....................    0.40%     0.05%   0.25%      0.70%
Putnam VT New Value Fund - Class IB
 Shares(/19/)........................    0.70%     0.09%   0.25%      1.04%
Fidelity - VIP Equity-Income
 Portfolio - Service Class 2(/20/)...    0.48%     0.11%   0.25%      0.84%
Fidelity - VIP Growth Portfolio -
  Service Class 2(/20/)..............    0.58%     0.10%   0.25%      0.93%
Fidelity - VIP Growth Opportunities
 Portfolio - Service Class(/20/).....    0.58%     0.11%   0.10%      0.79%
Fidelity - VIP High Income
 Portfolio - Service Class...........    0.58%     0.13%   0.10%      0.81%
Fidelity - VIP Index 500 Portfolio -
  Initial Class(/21/)................    0.24%     0.04%   0.00%      0.28%
Fidelity - VIP Investment Grade Bond
 Portfolio - Initial Class...........    0.43%     0.11%   0.00%      0.54%

(/1/) The surrender charge is decreased based on the number of years since the premium payment was made, from 6% in the year in which the premium payment was made to 0% in the sixth year after the premium payment was made. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account.

(/2/) The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account's policy value as a percentage of the policy's total policy value.

(/3/) The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/4/) The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.

(/5/) The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(/6/) The annual Beneficiary Earnings Enhancement-Extra fee is 0.50% or 0.60% of the policy in the subaccounts for the 50% and 75% initial death benefit option, respectively.


(/7/) The mortality and expense risk fee shown (1.10%) is for the "Return of Premium Death Benefit".

(/8/) The fee for the Annual Step-Up Death Benefit is in addition to the mortality and expense risk fee (1.10%).

(/9/) The fee for the Enhanced Death Benefit is in addition to the mortality and expense risk fee (1.10%).

(/10/)The fee for the Liquidity Rider fee is in addition to the mortality and expense risk fee (1.10%). This fee is only charged for the first three policy years.


(/11/)The Enhanced Death Benefit fee and Liquidity Rider fee are included herein. The Annual Step-Up Death Benefit fee is not included herein since it is less expensive than the Enhanced Death Benefit and the two optional death benefits may not be elected together.

(/12/)The fee table information relating to the underlying fund portfolios is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.


(/13/)Expenses are after fee waivers and have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit Total Portfolio Annual Expenses to 1.30% of average daily net assets until December 31, 2002. Total Portfolio Annual Expenses before waivers and reimbursements for AIM V.I. Dent Demographic Trends Fund - Series I was 1.44%.


(/14/)For the VA Global Leaders Fund, VA International Growth Fund, and the VA
      High Income Fund, management fees before waivers were 0.87%, 0.66%, and 0.70%, respectively.


(/15/)Although not contractually obligated to do so, the shareholder services provider will waive certain amounts. Total Portfolio Annual Expenses before waivers for the American Leaders Fund II and the High Income Bond Fund II were 1.12% and 1.01%, respectively.


(/16/)For the Franklin Small Cap Fund - Class 2, the manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.09%.

(/17/)For the Templeton Foreign Securities Fund - Class 2, the manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.15%.


(/18/)Each series has an expenses offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series which its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. The ratios for Other Expenses and Total Underlying Fund Annual Expenses (reduced by custodial offset arrangements), respectively, would have been as follows: Emerging Growth Series - 0.11% and 0.86%; Research Series -
       0.14% and 0.89%; Total Return Series - 0.13% and 0.88%; and Utilities Series - 0.17% and 0.92%.


(/19/)As of April 30, 2001, the 12b-1 fee increased to 0.25%. As of April 29,
      2001, the 12b-1 fee was 0.22%, and total portfolio annual expenses were:
      Global Growth Fund - 1.04%; Growth and Income Fund - 0.73%; Growth Opportunities Fund - 1.07%; Money Market Fund - 0.67%; and New Value Fund - 1.04%.


(/20/)The expenses presented in the table are shown without brokerage/custodial expense reductions. With these reductions, the portfolios' other expenses and total expenses would have been: Equity-Income Portfolio - 0.10% and 0.83%; Growth Portfolio - 0.07% and 0.90%; and Growth Opportunities - 0.09% and 0.77%.


(/21/)The fund's manager agreed to reimburse a portfion of the portfolio's expenses during the period. The expenses presented in the table are shown with this reimbursement. Without this reimbursement, the portfolio's other expenses and total expenses would have been 0.11% and 0.35%, respectively.

EXAMPLES - TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount,, and assuming no optional riders or features have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit
B = Annual Step-Up Death Benefit
C = Enhanced Death Benefit

                                                                If the Policy is annuitized at
                                If the Policy is surrendered    the end of the applicable time
                                at the end of the applicable   period or if the Policy is still
                                        time period.              in the accumulation phase.
                                     -----------------------------------------------------------
                                                        10
  Subaccounts                  1 Year 3 Years 5 Years  Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
  AIM V.I. Capital
   Appreciation Fund -      A  $   75 $   107 $   123 $   246 $    22  $    67 $    114 $    246
                                  --------------------------------------------------------------
   Series I shares          B  $   77 $   112 $   131 $   262 $    23  $    71 $    122 $    262
                                  --------------------------------------------------------------
                            C  $   78 $   115 $   136 $   272 $    24  $    74 $    127 $    272
------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity
   Fund -                   A  $   75 $   106 $   121 $   243 $    21  $    66 $    113 $    243
                                  --------------------------------------------------------------
   Series I shares          B  $   77 $   111 $   129 $   259 $    23  $    70 $    121 $    259
                                  --------------------------------------------------------------
                            C  $   78 $   114 $   134 $   269 $    24  $    73 $    126 $    269
------------------------------------------------------------------------------------------------
  AIM V.I. International
   Growth Fund -            A  $   77 $   113 $   133 $   267 $    24  $    73 $    125 $    267
                                  --------------------------------------------------------------
   Series I shares          B  $   79 $   118 $   141 $   282 $    25  $    77 $    132 $    282
                                  --------------------------------------------------------------
                            C  $   80 $   121 $   146 $   292 $    26  $    80 $    137 $    292
------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity
   Fund -                   A  $   75 $   107 $   123 $   246 $    22  $    67 $    114 $    246
                                  --------------------------------------------------------------
   Series I shares          B  $   77 $   112 $   131 $   262 $    23  $    71 $    122 $    262
                                  --------------------------------------------------------------
                            C  $   78 $   115 $   136 $   272 $    24  $    74 $    127 $    272
------------------------------------------------------------------------------------------------
  AIM V.I. Dent
   Demographic Trends
   Fund -                   A  $   80 $   121 $   146 $   292 $    26  $    80 $    137 $    292
                                  --------------------------------------------------------------
   Series I shares          B  $   81 $   126 $   153 $   306 $    28  $    85 $    145 $    306
                                  --------------------------------------------------------------
                            C  $   82 $   129 $   158 $   316 $    29  $    88 $    149 $    316
------------------------------------------------------------------------------------------------
  Alliance Premier
   Growth -                 A  $   80 $   121 $   145 $   291 $    26  $    80 $    137 $    291
                                  --------------------------------------------------------------
   Class B                  B  $   81 $   125 $   153 $   305 $    28  $    84 $    144 $    305
                                  --------------------------------------------------------------
                            C  $   82 $   128 $   158 $   315 $    29  $    87 $    149 $    315
------------------------------------------------------------------------------------------------
  Alliance Technology -     A  $   80 $   122 $   147 $   295 $    26  $    81 $    139 $    295
                                  --------------------------------------------------------------
   Class B                  B  $   82 $   126 $   155 $   309 $    28  $    86 $     28 $     86
                                  --------------------------------------------------------------
                            C  $   83 $   129 $   160 $   319 $    29  $    89 $    151 $    319
------------------------------------------------------------------------------------------------
  Davis Value               A  $   76 $   108 $   124 $   248 $    22  $    67 $    116 $    248
                                  --------------------------------------------------------------
                            B  $   77 $   112 $   132 $   264 $    23  $    72 $    123 $    264
                                  --------------------------------------------------------------
                            C  $   78 $   115 $   137 $   274 $    24  $    75 $    128 $    274
------------------------------------------------------------------------------------------------
  Evergreen VA Blue Chip
   Fund                     A  $   77 $   111 $   129 $   259 $    23  $    70 $    121 $    259
                                  --------------------------------------------------------------
                            B  $   78 $   115 $   137 $   274 $    24  $    75 $    128 $    274
                                  --------------------------------------------------------------
                            C  $   79 $   119 $   142 $   284 $    25  $    78 $    133 $    284
------------------------------------------------------------------------------------------------
  Evergreen VA Capital
   Growth Fund              A  $   77 $   113 $   133 $   266 $    24  $    73 $    124 $    266
                                  --------------------------------------------------------------
                            B  $   79 $   118 $   140 $   281 $    25  $    77 $    132 $    281
                                  --------------------------------------------------------------
                            C  $   80 $   121 $   145 $   291 $    26  $    80 $    137 $    291
------------------------------------------------------------------------------------------------
  Evergreen VA Foundation
   Fund                     A  $   76 $   110 $   127 $   255 $    22  $    69 $    119 $    255
                                  --------------------------------------------------------------
                            B  $   78 $   114 $   135 $   270 $    24  $    74 $    126 $    270
                                  --------------------------------------------------------------
                            C  $   79 $   117 $   140 $   280 $    25  $    77 $    131 $    280

EXAMPLES - TABLE A continued . . .


                                                                  If the Policy is
                                                               annuitized at the end
                                                               of the applicable time
                                 If the Policy is surrendered     period or if the
                                 at the end of the applicable  Policy is still in the
                                         time period.           accumulation phase.
                                -----------------------------------------------------
                                                         10     1     3     5    10
  Subaccounts                   1 Year 3 Years 5 Years  Years  Year Years Years Years
-------------------------------------------------------------------------------------
  Evergreen VA Fund          A  $   76 $   110 $   128 $   257 $23  $ 70  $120  $257
                             --------------------------------------------------------
                             B  $   78 $   115 $   136 $   272 $24  $ 74  $127  $272
                             --------------------------------------------------------
                             C  $   79 $   118 $   141 $   282 $25  $ 77  $132  $282
-------------------------------------------------------------------------------------
  Evergreen VA Global
   Leaders Fund              A  $   77 $   112 $   131 $   262 $23  $ 71  $122  $262
                             --------------------------------------------------------
                             B  $   78 $   116 $   138 $   277 $25  $ 76  $130  $277
                             --------------------------------------------------------
                             C  $   79 $   119 $   143 $   287 $26  $ 79  $135  $287
-------------------------------------------------------------------------------------
  Evergreen VA Growth Fund    A $   76 $   109 $   126 $   252 $22  $ 68  $117  $252
                             --------------------------------------------------------
                              B $   77 $   113 $   133 $   267 $24  $ 73  $125  $267
                             --------------------------------------------------------
                              C $   78 $   116 $   138 $   277 $25  $ 76  $130  $270
-------------------------------------------------------------------------------------
  Evergreen VA Growth and
   Income Fund                A $   76 $   110 $   128 $   257 $23  $ 70  $120  $257
                             --------------------------------------------------------
                              B $   78 $   115 $   136 $   272 $24  $ 74  $127  $272
                             --------------------------------------------------------
                              C $   79 $   118 $   141 $   282 $25  $ 77  $132  $282
-------------------------------------------------------------------------------------
  Evergreen VA High Income
   Fund                       A $   77 $   112 $   131 $   263 $23  $ 72  $123  $263
                             --------------------------------------------------------
                              B $   79 $   117 $   139 $   278 $25  $ 76  $130  $278
                             --------------------------------------------------------
                              C $   80 $   120 $   144 $   288 $26  $ 79  $135  $288
-------------------------------------------------------------------------------------
  Evergreen VA
   International Growth
   Fund                       A $   77 $   112 $   131 $   263 $23  $ 72  $123  $263
                             --------------------------------------------------------
                              B $   79 $   117 $   139 $   278 $25  $ 76  $130  $278
                             --------------------------------------------------------
                              C $   80 $   120 $   144 $   288 $26  $ 79  $135  $288
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund     A $   74 $   103 $   116 $   233 $20  $ 63  $108  $233
                             --------------------------------------------------------
                              B $   76 $   108 $   124 $   248 $22  $ 67  $116  $248
                             --------------------------------------------------------
                              C $   77 $   111 $   129 $   259 $23  $ 70  $121  $259
-------------------------------------------------------------------------------------
  Federated American
   Leaders Fund II            A $   76 $   108 $   124 $   248 $22  $ 67  $116  $248
                             --------------------------------------------------------
                              B $   77 $   112 $   132 $   264 $23  $ 72  $123  $264
                             --------------------------------------------------------
                              C $   78 $   115 $   137 $   274 $24  $ 75  $128  $274
-------------------------------------------------------------------------------------
  Federated High Income
   Bond Fund II               A $   75 $   104 $   118 $   237 $21  $ 64  $110  $237
                             --------------------------------------------------------
                              B $   76 $   109 $   126 $   253 $22  $ 69  $118  $253
                             --------------------------------------------------------
                              C $   77 $   112 $   131 $   263 $23  $ 72  $123  $263
-------------------------------------------------------------------------------------
  Franklin Small Cap
   Fund - Class 2             A $   77 $   112 $   131 $   263 $23  $ 72  $123  $263
                             --------------------------------------------------------
                              B $   79 $   117 $   139 $   278 $25  $ 76  $130  $278
                             --------------------------------------------------------
                              C $   80 $   120 $   144 $   288 $26  $ 79  $135  $288
-------------------------------------------------------------------------------------
  Templeton Global Asset
   Allocation Fund -          A $   78 $   114 $   134 $   268 $24  $ 73  $125  $268
                             --------------------------------------------------------
   Class 2                    B $   79 $   118 $   141 $   283 $25  $ 78  $133  $283
                             --------------------------------------------------------
                              C $   80 $   121 $   146 $   293 $26  $ 81  $138  $293
-------------------------------------------------------------------------------------
  Templeton Foreign
   Securities Fund -          A $   78 $   116 $   138 $   277 $25  $ 76  $130  $277
                             --------------------------------------------------------
   Class 2                    B $   80 $   121 $   146 $   292 $26  $ 80  $137  $292
                             --------------------------------------------------------
                              C $   81 $   124 $   151 $   301 $27  $ 83  $142  $301
-------------------------------------------------------------------------------------
  Templeton Developing
   Markets Securities         A $   85 $   137 $   172 $   341 $31  $ 96  $163  $341
                             --------------------------------------------------------
   Funds - Class 2            B $   87 $   141 $   179 $   355 $33  $100  $170  $355
                             --------------------------------------------------------
                              C $   88 $   144 $   184 $   364 $34  $103  $175  $364
-------------------------------------------------------------------------------------
  MFS Emerging Growth
   Series                     A $   76 $   108 $   124 $   248 $22  $ 67  $116  $248
                             --------------------------------------------------------
                              B $   77 $   112 $   132 $   264 $23  $ 72  $123  $264
                             --------------------------------------------------------
                              C $   78 $   115 $   137 $   274 $24  $ 75  $128  $274

EXAMPLES - TABLE A continued . . .


                                                                     If the Policy is annuitized at
                                 If the Policy is surrendered        the end of the applicable time
                                 at the end of the applicable       period or if the Policy is still
                                         time period.                  in the accumulation phase.
                                     ------------------------------------------------------------------
                                                            10
  Subaccounts                   1 Year  3 Years  5 Years   Years   1 Year   3 Years  5 Years   10 Years
-------------------------------------------------------------------------------------------------------
  MFS Research Series         A $   76  $   109  $   126  $   252  $    22   $    68 $    117  $    252
                                  ---------------------------------------------------------------------
                              B $   77  $   113  $   133  $   267  $    24   $    73 $    125  $    267
                                  ---------------------------------------------------------------------
                              C $   78  $   116  $   138  $   277  $    25   $    76 $    130  $    277
-------------------------------------------------------------------------------------------------------
  MFS Total Return Series     A $   76  $   108  $   125  $   251  $    22   $    68 $    117  $    251
                                  ---------------------------------------------------------------------
                              B $   77  $   113  $   133  $   266  $    24   $    73 $    124  $    266
                                  ---------------------------------------------------------------------
                              C $   78  $   116  $   138  $   276  $    25   $    76 $    129  $    276
-------------------------------------------------------------------------------------------------------
  MFS Utilities Series        A $   76  $   110  $   127  $   255  $    22   $    69 $    119  $    255
                                  ---------------------------------------------------------------------
                              B $   78  $   114  $   135  $   270  $    24   $    74 $    126  $    270
                                  ---------------------------------------------------------------------
                              C $   79  $   117  $   140  $   280  $    25   $    77 $    131  $    280
-------------------------------------------------------------------------------------------------------
  Oppenheimer Capital
   Appreciation Fund/VA       A    $74     $102     $114     $229      $20       $62     $106      $229
                                  ---------------------------------------------------------------------
                              B    $75     $107     $122     $244      $21       $66     $113      $244
                                  ---------------------------------------------------------------------
                              C    $76     $110     $127     $255      $22       $69     $119      $255
-------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street
   Growth & Income            A    $74     $103     $117     $234      $20       $63     $108      $234
                                  ---------------------------------------------------------------------
   Fund/VA                    B    $76     $108     $125     $249      $22       $68     $116      $249
                                  ---------------------------------------------------------------------
                              C    $77     $111     $130     $260      $23       $71     $121      $260
-------------------------------------------------------------------------------------------------------
  Oppenheimer Multiple
   Strategies Fund/VA         A    $75     $104     $118     $237      $21       $64     $110      $237
                                  ---------------------------------------------------------------------
                              B    $76     $109     $126     $253      $22       $69     $118      $253
                                  ---------------------------------------------------------------------
                              C    $77     $112     $131     $263      $23       $72     $123      $263
-------------------------------------------------------------------------------------------------------
  Oppenheimer Strategic
   Bond Fund/VA               A    $75     $105     $120     $240      $21       $65     $111      $240
                                  ---------------------------------------------------------------------
                              B    $76     $110     $128     $256      $23       $69     $119      $256
                                  ---------------------------------------------------------------------
                              C    $77     $113     $133     $266      $24       $73     $124      $266
-------------------------------------------------------------------------------------------------------
  Putnam VT Global Growth
   Fund -                     A    $78     $114     $134     $269      $24       $73     $126      $269
                                  ---------------------------------------------------------------------
   Class IB Shares            B    $79     $119     $142     $284      $25       $78     $133      $284
                                  ---------------------------------------------------------------------
                              C    $80     $122     $147     $294      $26       $81     $138      $294
-------------------------------------------------------------------------------------------------------
  Putnam VT Growth and
   Income Fund -              A    $75     $104     $118     $237      $21       $64     $110      $237
                                  ---------------------------------------------------------------------
   Class IB Shares            B    $76     $109     $126     $253      $22       $69     $118      $253
                                  ---------------------------------------------------------------------
                              C    $77     $112     $131     $263      $23       $72     $123      $263
-------------------------------------------------------------------------------------------------------
  Putnam VT Growth
   Opportunities Fund -       A    $78     $115     $136     $272      $24       $74     $127      $272
                                  ---------------------------------------------------------------------
   Class IB Shares            B    $79     $119     $143     $287      $26       $79     $135      $287
                                  ---------------------------------------------------------------------
                              C    $80     $122     $148     $297      $27       $82     $140      $297
-------------------------------------------------------------------------------------------------------
  Putnam VT Money Market
   Fund -                     A    $74     $103     $115     $231      $20       $62     $107      $231
                                  ---------------------------------------------------------------------
   Class IB Shares            B    $75     $107     $123     $246      $22       $67     $114      $246
                                  ---------------------------------------------------------------------
                              C    $76     $110     $128     $257      $23       $70     $120      $257
-------------------------------------------------------------------------------------------------------
  Putnam VT New Value
   Fund -                     A    $77     $113     $133     $266      $24       $73     $124      $266
                                  ---------------------------------------------------------------------
   Class IB Shares            B    $79     $118     $140     $281      $25       $77     $132      $281
                                  ---------------------------------------------------------------------
                              C    $80     $121     $145     $291      $26       $80     $137      $291
-------------------------------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income -                   A    $75     $107     $122     $245      $22       $66     $114      $245
                                  ---------------------------------------------------------------------
   Service Class 2            B    $77     $111     $130     $261      $23       $71     $122      $261
                                  ---------------------------------------------------------------------
                              C    $78     $115     $135     $271      $24       $74     $127      $271
-------------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth -     A    $76     $110     $127     $255      $22       $69     $119      $255
                                  ---------------------------------------------------------------------
   Service Class 2            B    $78     $114     $135     $270      $24       $74     $126      $270
                                  ---------------------------------------------------------------------
                              C    $79     $117     $140     $280      $25       $77     $131      $280

EXAMPLES - TABLE A continued . . .


                                                                     If the Policy is annuitized at
                                 If the Policy is surrendered        the end of the applicable time
                                 at the end of the applicable       period or if the Policy is still
                                         time period.                  in the accumulation phase.
                                     ------------------------------------------------------------------
                                                            10
  Subaccounts                   1 Year  3 Years  5 Years   Years   1 Year   3 Years  5 Years   10 Years
-------------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth
   Opportunities -            A    $75     $105     $120     $240      $21       $65     $111      $240
                                  ---------------------------------------------------------------------
   Service Class              B    $76     $110     $128     $256      $23       $69     $119      $256
                                  ---------------------------------------------------------------------
                              C    $77     $113     $133     $266      $24       $73     $124      $266
-------------------------------------------------------------------------------------------------------
  Fidelity - VIP High
   Income -                   A    $75     $106     $121     $242      $21       $66     $112      $242
                                  ---------------------------------------------------------------------
   Service Class              B    $77     $111     $129     $258      $23       $70     $120      $258
                                  ---------------------------------------------------------------------
                              C    $78     $114     $134     $268      $24       $73     $125      $268
-------------------------------------------------------------------------------------------------------
  Fidelity - VIP Index
   500 -                      A    $70      $89      $93     $186      $16       $49      $85      $186
                                  ---------------------------------------------------------------------
   Initial Class              B    $71      $94     $101     $202      $17       $54      $93      $202
                                  ---------------------------------------------------------------------
                              C    $72      $97     $106     $213      $18       $57      $98      $213
-------------------------------------------------------------------------------------------------------
  Fidelity - VIP
   Investment Grade Bond -
                              A    $72      $98     $107     $214      $19       $57      $99      $214
                                  ---------------------------------------------------------------------
  Initial Class               B    $74     $102     $115     $230      $20       $62     $106      $230
                                  ---------------------------------------------------------------------
                              C    $75     $105     $120     $240      $21       $65     $111      $240

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the Managed Annuity Program, the Liquidity Rider, and Beneficiary Earnings Enhancement - Extra have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit
B = Annual Step-Up Death Benefit
C = Enhanced Death Benefit

                                  If the Policy is      If the Policy is annuitized at
                               surrendered at the end   the end of the applicable time
                               of the applicable time  period or if the Policy is still
                                      period.             in the accumulation phase.
                                     ---------------------------------------------------
                                1     3     5    10
  Subaccounts                  Year Years Years Years 1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------------------
  AIM V.I. Capital
   Appreciation Fund -       A $86  $140  $179  $361  $    32 $     99 $    170 $    361
                                 -------------------------------------------------------
   Series I shares           B $88  $145  $186  $375  $    34 $    104 $    177 $    375
                                 -------------------------------------------------------
                             C $89  $148  $191  $384  $    35 $    107 $    182 $    384
----------------------------------------------------------------------------------------
  AIM V.I. Core Equity
   Fund -                    A $86  $139  $177  $358  $    32 $     98 $    168 $    358
                                 -------------------------------------------------------
   Series I shares           B $87  $144  $185  $372  $    34 $    103 $    175 $    372
                                 -------------------------------------------------------
                             C $88  $147  $190  $381  $    35 $    106 $    180 $    381
----------------------------------------------------------------------------------------
  AIM V.I. International
   Growth Fund -             A $88  $146  $189  $379  $    34 $    105 $    179 $    379
                                 -------------------------------------------------------
   Series I shares           B $90  $151  $196  $393  $    36 $    110 $    187 $    393
                                 -------------------------------------------------------
                             C $91  $154  $201  $402  $    37 $    113 $    191 $    402
----------------------------------------------------------------------------------------
  AIM V.I. Premier Equity
   Fund -                    A $86  $140  $179  $361  $    32 $     99 $    170 $    361
                                 -------------------------------------------------------
   Series I shares           B $88  $145  $186  $375  $    34 $    104 $    177 $    375
                                 -------------------------------------------------------
                             C $89  $148  $191  $384  $    35 $    107 $    182 $    384
----------------------------------------------------------------------------------------
  AIM V.I. Dent
   Demographic Trends
   Fund -                    A $91  $154  $201  $402  $    37 $    113 $    191 $    402
                                 -------------------------------------------------------
   Series I shares           B $92  $158  $208  $415  $    38 $    117 $    198 $    415
                                 -------------------------------------------------------
                             C $93  $161  $213  $424  $    39 $    120 $    203 $    424
----------------------------------------------------------------------------------------
  Alliance Premier
   Growth -                  A $91  $154  $200  $401  $    37 $    112 $    191 $    401
                                 -------------------------------------------------------
   Class B                   B $92  $158  $207  $414  $    38 $    117 $    198 $    414
                                 -------------------------------------------------------
                             C $93  $161  $212  $423  $    39 $    120 $    203 $    423
----------------------------------------------------------------------------------------
  Alliance Technology -      A $91  $155  $202  $405  $    37 $    113 $    193 $    405
                                 -------------------------------------------------------
   Class B                   B $93  $159  $209  $418  $    39 $    118 $    200 $    418
                                 -------------------------------------------------------
                             C $94  $162  $214  $427  $    40 $    121 $    204 $    427
----------------------------------------------------------------------------------------
  Davis Value                A $86  $141  $180  $363  $    33 $    100 $    171 $    363
                                 -------------------------------------------------------
                             B $88  $145  $187  $377  $    34 $    104 $    178 $    377
                                 -------------------------------------------------------
                             C $89  $148  $192  $386  $    35 $    107 $    183 $    386
----------------------------------------------------------------------------------------
  Evergreen VA Blue Chip
   Fund                      A $87  $144  $185  $372  $    34 $    103 $    175 $    372
                                 -------------------------------------------------------
                             B $89  $148  $192  $386  $    35 $    107 $    183 $    386
                                 -------------------------------------------------------
                             C $90  $151  $197  $395  $    36 $    110 $    187 $    395
----------------------------------------------------------------------------------------
  Evergreen VA Capital
   Growth Fund               A $88  $146  $188  $378  $    34 $    105 $    179 $    378
                                 -------------------------------------------------------
                             B $90  $151  $195  $392  $    36 $    109 $    186 $    392
                                 -------------------------------------------------------
                             C $91  $154  $200  $401  $    37 $    112 $    191 $    401
----------------------------------------------------------------------------------------
  Evergreen VA Foundation
   Fund                      A $87  $143  $183  $368  $    33 $    102 $    174 $    368
                                 -------------------------------------------------------
                             B $89  $147  $190  $382  $    35 $    106 $    181 $    382
                                 -------------------------------------------------------
                             C $90  $150  $195  $391  $    36 $    109 $    186 $    391

EXAMPLES - TABLE B continued . . .


                                                                 If the Policy is annuitized at
                                 If the Policy is surrendered    the end of the applicable time
                                 at the end of the applicable   period or if the Policy is still
                                         time period.              in the accumulation phase.
                                     ------------------------------------------------------------
                                                         10
  Subaccounts                   1 Year 3 Years 5 Years  Years  1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------
  Evergreen VA Fund           A $   87 $   143 $   184 $   370 $    33 $    102 $    175 $    370
                                  ---------------------------------------------------------------
                              B $   89 $   148 $   191 $   384 $    35 $    107 $    182 $    384
                                  ---------------------------------------------------------------
                              C $   90 $   151 $   196 $   393 $    36 $    110 $    187 $    393
-------------------------------------------------------------------------------------------------
  Evergreen VA Global
   Leaders Fund               A $   88 $   145 $   186 $   375 $    34 $    104 $    177 $    375
                                  ---------------------------------------------------------------
                              B $   89 $   149 $   193 $   389 $    35 $    108 $    184 $    389
                                  ---------------------------------------------------------------
                              C $   90 $   152 $   198 $   398 $    36 $    111 $    189 $    398
-------------------------------------------------------------------------------------------------
  Evergreen VA Growth Fund    A $   87 $   142 $   181 $   366 $    33 $    101 $    172 $    366
                                  ---------------------------------------------------------------
                              B $   88 $   146 $   189 $   379 $    34 $    105 $    179 $    379
                                  ---------------------------------------------------------------
                              C $   89 $   149 $   193 $   389 $    35 $    108 $    184 $    389
-------------------------------------------------------------------------------------------------
  Evergreen VA Growth and
   Income Fund                A $   87 $   143 $   184 $   370 $    33 $    102 $    175 $    370
                                  ---------------------------------------------------------------
                              B $   89 $   148 $   191 $   384 $    35 $    107 $    182 $    384
                                  ---------------------------------------------------------------
                              C $   90 $   151 $   196 $   393 $    36 $    110 $    187 $    393
-------------------------------------------------------------------------------------------------
  Evergreen VA High Income
   Fund                       A $   88 $   145 $   187 $   376 $    34 $    104 $    177 $    376
                                  ---------------------------------------------------------------
                              B $   89 $   150 $   194 $   389 $    35 $    108 $    185 $    389
                                  ---------------------------------------------------------------
                              C $   90 $   153 $   199 $   398 $    36 $    111 $    189 $    398
-------------------------------------------------------------------------------------------------
  Evergreen VA
   International Growth
   Fund                       A $   88 $   145 $   187 $   376 $    34 $    104 $    177 $    376
                                  ---------------------------------------------------------------
                              B $   89 $   150 $   194 $   389 $    35 $    108 $    185 $    389
                                  ---------------------------------------------------------------
                              C $   90 $   153 $   199 $   398 $    36 $    111 $    189 $    398
-------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund     A $   85 $   136 $   172 $   349 $    31 $     96 $    163 $    349
                                  ---------------------------------------------------------------
                              B $   86 $   141 $   180 $   363 $    33 $    100 $    171 $    363
                                  ---------------------------------------------------------------
                              C $   87 $   144 $   185 $   372 $    34 $    103 $    175 $    372
-------------------------------------------------------------------------------------------------
  Federated American
   Leaders Fund II            A $   86 $   141 $   180 $   363 $    33 $    100 $    171 $    363
                                  ---------------------------------------------------------------
                              B $   88 $   145 $   187 $   377 $    34 $    104 $    178 $    377
                                  ---------------------------------------------------------------
                              C $   89 $   148 $   192 $   386 $    35 $    107 $    183 $    386
-------------------------------------------------------------------------------------------------
  Federated High Income
   Bond Fund II               A $   85 $   138 $   174 $   352 $    31 $     97 $    165 $    352
                                  ---------------------------------------------------------------
                              B $   87 $   142 $   182 $   366 $    33 $    101 $    173 $    366
                                  ---------------------------------------------------------------
                              C $   88 $   145 $   187 $   376 $    34 $    104 $    177 $    376
-------------------------------------------------------------------------------------------------
  Franklin Small Cap
   Fund -                     A $   88 $   145 $   187 $   376 $    34 $    104 $    177 $    376
                                  ---------------------------------------------------------------
   Class 2                    B $   89 $   150 $   194 $   389 $    35 $    108 $    185 $    389
                                  ---------------------------------------------------------------
                              C $   90 $   153 $   199 $   398 $    36 $    111 $    189 $    398
-------------------------------------------------------------------------------------------------
  Templeton Global Asset
   Allocation Fund -          A $   88 $   147 $   189 $   380 $    34 $    106 $    180 $    380
                                  ---------------------------------------------------------------
   Class 2                    B $   90 $   151 $   196 $   394 $    36 $    110 $    187 $    394
                                  ---------------------------------------------------------------
                              C $   91 $   154 $   201 $   403 $    37 $    113 $    192 $    403
-------------------------------------------------------------------------------------------------
  Templeton Foreign
   Securities Fund -          A $   89 $   149 $   193 $   389 $    35 $    108 $    184 $    389
                                  ---------------------------------------------------------------
   Class 2                    B $   91 $   154 $   201 $   402 $    37 $    113 $    191 $    402
                                  ---------------------------------------------------------------
                              C $   92 $   157 $   205 $   411 $    38 $    115 $    196 $    411

EXAMPLES - TABLE B continued . . .


                                  If the Policy is
                                    surrendered         If the Policy is annuitized at
                                 at the end of the      the end of the applicable time
                                     applicable        period or if the Policy is still
                                    time period.          in the accumulation phase.
                                     ------------------------------------------------------
                                1     3     5    10
  Subaccounts                  Year Years Years Years 1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------
  Templeton Developing
   Markets Securities        A $96  $169  $225  $447  $42      $128      $216       $447
                             --------------------------------------------------------------
   Fund - Class 2            B $97  $174  $232  $460  $43      $132      $223       $460
                             --------------------------------------------------------------
                             C $98  $176  $237  $468  $44      $135      $227       $468
-------------------------------------------------------------------------------------------
  MFS Emerging Growth
   Series                    A $86  $141  $180  $363  $33      $100      $171       $363
                             --------------------------------------------------------------
                             B $88  $145  $187  $377  $34      $104      $178       $377
                             --------------------------------------------------------------
                             C $89  $148  $192  $386  $35      $107      $183       $386
-------------------------------------------------------------------------------------------
  MFS Research Series        A $87  $142  $181  $366  $33      $101      $172       $366
                             --------------------------------------------------------------
                             B $88  $146  $189  $379  $34      $105      $179       $379
                             --------------------------------------------------------------
                             C $89  $149  $193  $389  $35      $108      $184       $389
-------------------------------------------------------------------------------------------
  MFS Total Return Series    A $87  $142  $181  $365  $33      $101      $172       $365
                             --------------------------------------------------------------
                             B $88  $146  $188  $378  $34      $105      $179       $378
                             --------------------------------------------------------------
                             C $89  $149  $193  $388  $35      $108      $184       $388
-------------------------------------------------------------------------------------------
  MFS Utilities Series       A $87  $143  $183  $368  $33      $102      $174       $368
                             --------------------------------------------------------------
                             B $89  $147  $190  $382  $35      $106      $181       $382
                             --------------------------------------------------------------
                             C $90  $150  $195  $391  $36      $109      $186       $391
-------------------------------------------------------------------------------------------
  Oppenheimer Capital
   Appreciation Fund/VA      A $85  $135  $170  $345  $31      $ 94      $161       $345
                             --------------------------------------------------------------
                             B $86  $140  $178  $359  $32      $ 99      $169       $359
                             --------------------------------------------------------------
                             C $87  $143  $183  $368  $33      $102      $174       $368
-------------------------------------------------------------------------------------------
  Oppenheimer Main Street
   Growth & Income           A $85  $137  $173  $350  $31      $ 96      $164       $350
                             --------------------------------------------------------------
   Fund/VA                   B $87  $141  $180  $364  $33      $100      $171       $364
                             --------------------------------------------------------------
                             C $88  $144  $185  $373  $34      $103      $176       $373
-------------------------------------------------------------------------------------------
  Oppenheimer Multiple
   Strategies Fund/VA        A $85  $138  $174  $352  $31      $ 97      $165       $352
                             --------------------------------------------------------------
                             B $87  $142  $182  $366  $33      $101      $173       $366
                             --------------------------------------------------------------
                             C $88  $145  $187  $376  $34      $104      $177       $376
-------------------------------------------------------------------------------------------
  Oppenheimer Strategic
   Bond Fund/VA              A $86  $139  $176  $355  $32      $ 98      $167       $355
                             --------------------------------------------------------------
                             B $87  $143  $183  $369  $33      $102      $174       $369
                             --------------------------------------------------------------
                             C $88  $146  $188  $378  $34      $105      $179       $378
-------------------------------------------------------------------------------------------
  Putnam VT Global Growth
   Fund -                    A $88  $147  $190  $381  $35      $106      $180       $381
                             --------------------------------------------------------------
   Class IB Shares           B $90  $151  $197  $395  $36      $110      $187       $395
                             --------------------------------------------------------------
                             C $91  $154  $202  $404  $37      $113      $192       $404
-------------------------------------------------------------------------------------------
  Putnam VT Growth and
   Income Fund -             A $85  $138  $174  $352  $31      $ 97      $165       $352
                             --------------------------------------------------------------
   Class IB Shares           B $87  $142  $182  $366  $33      $101      $173       $366
                             --------------------------------------------------------------
                             C $88  $145  $187  $376  $34      $104      $177       $376
-------------------------------------------------------------------------------------------
  Putnam VT Growth
   Opportunities Fund -      A $89  $148  $191  $384  $35      $107      $182       $384
                             --------------------------------------------------------------
   Class IB Shares           B $90  $152  $198  $398  $36      $111      $189       $398
                             --------------------------------------------------------------
                             C $91  $155  $203  $406  $37      $114      $194       $406

EXAMPLES - TABLE B continued . . .


                                   If the Policy is
                                     surrendered         If the Policy is annuitized at
                                  at the end of the      the end of the applicable time
                                      applicable        period or if the Policy is still
                                     time period.          in the accumulation phase.
                                     ----------------------------------------------------
                                 1     3     5    10
  Subaccounts                   Year Years Years Years 1 Year  3 Years  5 Years  10 Years
-----------------------------------------------------------------------------------------
  Putnam VT Money Market
   Fund -                     A $85  $136  $171  $347  $    31 $     95 $    162 $    347
                                  -------------------------------------------------------
   Class IB Shares            B $86  $140  $179  $361  $    32 $     99 $    170 $    361
                                  -------------------------------------------------------
                              C $87  $143  $184  $370  $    33 $    102 $    175 $    370
-----------------------------------------------------------------------------------------
  Putnam VT New Value
   Fund -                     A $88  $146  $188  $378  $    34 $    105 $    179 $    378
                                  -------------------------------------------------------
   Class IB Shares            B $90  $151  $195  $392  $    36 $    109 $    186 $    392
                                  -------------------------------------------------------
                              C $91  $154  $200  $401  $    37 $    112 $    191 $    401
-----------------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income -                   A $86  $140  $178  $360  $    32 $     98 $    168 $    357
                                  -------------------------------------------------------
   Service Class 2            B $88  $145  $186  $374  $    34 $    103 $    176 $    374
                                  -------------------------------------------------------
                              C $89  $148  $190  $383  $    35 $    106 $    181 $    383
-----------------------------------------------------------------------------------------
  Fidelity - VIP Growth -     A $87  $143  $183  $386  $    33 $    102 $    174 $    368
                                  -------------------------------------------------------
   Service Class 2            B $89  $147  $190  $382  $    35 $    106 $    181 $    382
                                  -------------------------------------------------------
                              C $90  $150  $195  $391  $    36 $    109 $    186 $    391
-----------------------------------------------------------------------------------------
  Fidelity - VIP Growth
   Opportunities -            A $87  $143  $183  $386  $    32 $     98 $    167 $    355
                                  -------------------------------------------------------
   Service Class              B $87  $143  $183  $369  $    33 $    102 $    174 $    369
                                  -------------------------------------------------------
                              C $88  $146  $188  $378  $    34 $    105 $    179 $    378
-----------------------------------------------------------------------------------------
  Fidelity - VIP High
   Income -                   A $86  $139  $177  $357  $    32 $     98 $    168 $    357
                                  -------------------------------------------------------
   Service Class              B $87  $144  $184  $371  $    33 $    103 $    175 $    371
                                  -------------------------------------------------------
                              C $88  $147  $189  $380  $    34 $    106 $    180 $    380
-----------------------------------------------------------------------------------------
  Fidelity - VIP Index
   500 -                      A $80  $123  $150  $306  $    27 $     82 $    141 $    306
                                  -------------------------------------------------------
   Initial Class              B $82  $128  $158  $321  $    28 $     87 $    149 $    321
                                  -------------------------------------------------------
                              C $83  $131  $163  $330  $    29 $     90 $    154 $    330
-----------------------------------------------------------------------------------------
  Fidelity - VIP
   Investment Grade Bond -
                              A $83  $131  $163  $331  $    29 $     90 $    154 $    331
                                  -------------------------------------------------------
   Initial Class              B $85  $136  $171  $346  $    31 $     95 $    162 $    346
                                  -------------------------------------------------------
                              C $86  $139  $176  $355  $    32 $     98 $    167 $    355

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 2001 expenses of the underlying fund portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In these examples, the annual $30 service charge is reflected as a charge of 0.0316% based on an average policy value of $95,082 (as of December 31, 2001).

1.THE ANNUITY POLICY

This prospectus describes the Portfolio Select Variable Annuity offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after May 1, 2002. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix C.


An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.


The policy is a "flexible premium" annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.


The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Managed Annuity Program or the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for these riders.


The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.


2.PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:
..  Transamerica receives all information needed to issue the policy;

..  Transamerica receives a minimum initial premium payment; and


.. The annuitant, owner and any joint owner are age 85 or younger (may be lower for qualified policies).


We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is generally no minimum initial premium payment for policies issued under 403(b) policies of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.


Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.


Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-80 require prior approval by Transamerica. For issue ages over 80, we allow premium payments up to $500,000.


Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.


If you allocate your premium payment to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received on or after the date we receive the change request.


You could lose the amount you allocate to the variable subaccounts.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.INVESTMENT CHOICES

The Separate Account

There are currently forty-three subaccounts available under the policy for new investors.


The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES

Managed by A I M Advisors, Inc.
 AIM V.I. Capital Appreciation Fund

 AIM V.I. Core Equity Fund


 AIM V.I. International Growth Fund


 AIM V.I. Premier Equity Fund

Subadvised by H.S. Dent Advisors, Inc.
 AIM V.I. Dent Demographic Trends Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B
Managed by Alliance Capital Management L.P.
 Alliance Premier Growth Portfolio
 Alliance Technology Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.

Managed by Davis Selected Advisers, L.P.

 Davis Value Portfolio

EVERGREEN VARIABLE TRUST

Managed by Evergreen Investment Management Company, LLC


 Evergreen VA Blue Chip Fund


 Evergreen VA Capital Growth Fund


 Evergreen VA Foundation Fund

 Evergreen VA Fund
 Evergreen VA Global Leaders Fund

 Evergreen VA Growth Fund

 Evergreen VA Growth and Income Fund

 Evergreen VA High Income Fund

 Evergreen VA International Growth Fund
 Evergreen VA Omega Fund

FEDERATED INSURANCE SERIES
Managed by Federated Investment Management Company
 Federated American Leaders Fund II
 Federated High Income Bond Fund II

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
Managed by Franklin Advisers, Inc.
 Franklin Small Cap Fund
Managed by Templeton Investment Counsel LLC
 Templeton Global Asset Allocation Fund
 Templeton Foreign Securities Fund
Managed by Templeton Asset Management Ltd.
 Templeton Developing Markets Securities Fund

MFS(R) VARIABLE INSURANCE TRUSTSM
Managed by Massachusetts Financial Services Company
 MFS Emerging Growth Series
 MFS Research Series
 MFS Total Return Series
 MFS Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
 Oppenheimer Multiple Strategies Fund/VA
 Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST - CLASS IB SHARES
Managed by Putnam Investment Management, LLC
 Putnam VT Global Growth Fund
 Putnam VT Growth and Income Fund
 Putnam VT Growth Opportunities Fund
 Putnam VT Money Market Fund
 Putnam VT New Value Fund

VARIABLE INSURANCE PRODUCTS FUND
Managed by Fidelity Management & Research Company

 Fidelity - VIP Equity-Income Portfolio -   Service Class 2


 Fidelity - VIP Growth Portfolio -   Service Class 2


 Fidelity - VIP Growth Opportunities Portfolio - Service Class


 Fidelity - VIP High Income Portfolio - Service Class


 Fidelity - VIP Index 500 Portfolio - Initial Class


 Fidelity - VIP Investment Grade Bond Portfolio   -Initial Class


The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolios' investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios, and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.


We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.


The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.


We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. Upon full surrender, the excess interest adjustment will not decrease the interest credited to the guaranteed period options of your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.


If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:
..  Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
.. Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

.. Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.


Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum). Currently, there is no charge for transfers and generally no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.


Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."


Market Timing. The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on a portfolio's operations, or if a portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


We do not permit market timing. Do not invest with us if you are a market timer.


4.PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges from options, riders or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.


Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.


We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may deduct a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is cumulative and is referred to as the cumulative free percentage and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the five years following payment of each premium payment:

                                                              Surrender Charge
   Number of Years                                            (as a percentage
    Since Premium                                                of premium
    Payment Date                                                surrendered)
------------------------------------------------------------------------------
        0 - 1                                                        6%
        1 - 2                                                        6%
        2 - 3                                                        6%
        3 - 4                                                        4%
        4 - 5                                                        2%
      5 or more                                                      0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($21,200), you would pay a surrender charge of $528 on the remaining $8,800 (6% of $30,000 - $21,200).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000-($80,000X20%))].


After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.


Surrender charges are waived under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. See Section 10 - Liquidity Rider.

Life with Emergency Cash SM Surrender Charge. If you select the Life with Emergency Cash SM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:



    Number of Years                                        Surrender Charge
     Since Annuity                                       (as a percentage of
   Commencement Date                                    adjusted policy value)
------------------------------------------------------------------------------
         0 - 1                                                    4%
         1 - 2                                                    3%
         2 - 3                                                    2%
         3 - 4                                                    1%
       4 or more                                                  0%


Note carefully the following three things about this surrender charge:


.. this surrender charge is measured from the annuity commencement date and not from the premium payment date;


.. this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and


..  under this payment option, there is no surrender charge free amount.


Excess Interest Adjustment

Full and partial surrenders of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year or increase the amount credited. This adjustment may also be made to amounts applied to an annuity payment option.


Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.


During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.10%, for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.15% higher at an annual rate of 1.25%, and for the Enhanced Death Benefit, the daily mortality and expense risk fee is 0.25% higher at an annual rate of 1.35%. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10%.


If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.


In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

..  you begin receiving annuity payments;
..  you surrender the policy; or
..  a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.


Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.


Transfer Fee

Currently there is no charge for transfers. You are allowed to make 12 free transfers per year before the annuity commencement date, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.


Managed Annuity Program

If you elect the Managed Annuity Program, there is an annual rider fee during the accumulation phase of 0.45% of the minimum income base, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.


Liquidity Rider

If you elect the Liquidity Rider, there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first three policy years.


Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.


Beneficiary Earnings Enhancement - Extra

If you elect the Beneficiary Earnings Enhancement - Extra, there is an annual rider fee during the accumulation phase of 0.50% or 0.60% of the policy value for the 50% and 75% initial death benefit options, respectively. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.


Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.


6.ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

..  by making a surrender (either a complete or partial surrender); or

..  by taking systematic payouts.


Surrenders

If you take a complete surrender, you will receive your cash value.


If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to 10% of the policy value free of surrender charges each policy year. The free amount is cumulative so any free amount not taken one year is available to be taken the following year free of surrender charges

Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial (unless you elect a Life with Emergency CashSM payment option).


Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date we receive all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

..  the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted;
..  an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
..  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" a policy owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.


Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may be made on amounts applied to an annuity payment option.


There will be no excess interest adjustment on any of the following:

..  surrenders of cumulative interest credited;


..  nursing care or terminal condition withdrawal option surrenders;


..  unemployment waiver surrenders;


..  surrenders to satisfy any minimum distribution requirements; and


.. Systematic Payout Option payments, which do not exceed the cumulative interest credited., divided by the number of payouts made per year.


Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary by state and may not be applicable in all states.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age. We may allow a later annuity commencement date, but in no event will that date be later than the last day of the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below (these options are not available under the Managed Annuity

Program). You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments (under some circumstances, the Managed Annuity Program could provide a higher annuitization level). If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under a payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)


Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes may only occur annually under the Managed Annuity Program and Initial Payment Guarantee.


A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1 - Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.


Payment Option 2 - Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3 - Life Income. You may choose between:
..  No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime.
..  10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
.. Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

.. Life with Emergency Cash SM (fixed or variable) - Payments will be made during the annuitant's lifetime. With the Life with Emergency Cash SM feature, you are able to surrender all or a portion of the Life with Emergency Cash SM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash SM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized premium (see "Expenses" for the surrender charge schedule). The Life with Emergency Cash SM benefit will continue through age 100 of the annuitant. The Life with Emergency Cash SM benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)


Payment Option 4 - Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5 - Joint and Survivor Annuity. You may choose between:
.. No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

.. Life with Emergency Cash SM (fixed or variable) - Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash SM feature, you are able to surrender all or a portion of the Life with Emergency Cash SM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency
   Cash SM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized premium (see "Expenses" for the surrender charge schedule). The Life with Emergency Cash SM benefit will continue through age 100 of the annuitant. The Life with Emergency Cash SM benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)


NOTE CAREFULLY:

IF:
..  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity with No Period Certain; and
..  the annuitant dies before the date of the second (third, fourth, etc.)
   annuity payment;
THEN:
..  we may make only one (two, three, etc.) annuity payments.

IF:
..  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
..  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
.. the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

However, IF:
..  you choose Life with Emergency Cash SM; and
..  the annuitant dies before age 100;
THEN:
..  the Life with Emergency Cash SM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.


8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

..  you are both the annuitant and sole owner of the policy; and

..  you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:
..  you are not the annuitant; and
..  the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit


We will not pay a death benefit IF:


..  you are not the annuitant; and


..  you die prior to the annuity commencement date;


Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fee.


Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date


The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
..  you are not the annuitant; and
.. you die on or after the annuity commencement date; and .. the entire interest in the policy has not been paid to you;
THEN:
.. the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

..  You are receiving annuity payments under the Life with Emergency Cash SM;
   and


..  The annuitant dies before age 100;


THEN:


..  A Life with Emergency Cash SM death benefit will be paid.


NOTE CAREFULLY:

If the owner does not name a contingent/successor owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a contingent/successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent/successor owner is named in a written notice Transamerica receives.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit generally will be the greatest of:


..  policy value on the date we receive the required information; or

.. cash value on the date we receive the required information (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

.. guaranteed minimum death benefit (discussed below), plus premium payments, less gross partial surrenders from the date of death to the date the death benefit is paid.


Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after May 1, 2002. For other policies, see Appendix C.


On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A. Return of Premium Death Benefit

  The Return of Premium Death Benefit is the total premium payments, less any adjusted partial surrenders as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose one of the other options on the policy application. The charges are lower for this option than for the others.


B. Annual Step-Up Death Benefit

  The Annual Step-Up Death Benefit is equal to:

  . the largest policy value on the policy date or on any policy anniversary before the earlier of the date of death or the annuitant's 81st birthday; plus
  .  any premium payments you have made since that date; minus
  .  any adjusted partial surrenders we have paid to you since that date.

  This benefit is not available if the annuitant is 81 or older on the policy date. There is an extra charge for this death benefit (an extra 0.15% annually).


C. Enhanced Death Benefit

  The death benefit under this option is the greater of 1 or 2 below:
  1. The 6% Annually Compounding through age 80 Death Benefit is:
    .  the total premium payments; less
    .  any adjusted partial surrenders; plus
    . interest at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.

  2. The Monthly Step-Up through age 80 Death Benefit is equal to:
    . the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
    . any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

    The Enhanced Death Benefit Option is not available if the annuitant is 81 or older on the policy date. There is an extra charge for this benefit (an extra 0.25% annually).

IF, under all three death benefit options:
..  the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and .. the guaranteed minimum death benefit is greater than the policy value;

THEN:
.. we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy, and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as "adjusted partial withdrawal" in your policy.

9.TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy - qualified or nonqualified (discussed below). You will generally not be taxed on increases in the value of your policy until a distribution occurs -
 either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.


Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
.. Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
.. Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
.. Corporate Pension and Profit-Sharing Plans and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
.. Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders - Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
..  the amount that can be contributed to the policy during any year;

..  the time when amounts can be paid from the policies; and


..  the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders - 403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when an owner:
..  reaches age 59 1/2;
..  leaves his/her job;
..  dies;
.. becomes disabled (as that term is defined in the Internal Revenue Code); or .. declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed. You should consult a tax adviser if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract,", which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:
..  paid on or after the taxpayer reaches age 59 1/2;
..  paid after an owner dies;
..  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
..  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
..  paid under an immediate annuity; or
..  which come from premium payments made prior to August 14, 1982.

All non-qualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

.. if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

.. if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:


.. Fixed payments - by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.


.. Variable payments - by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.


The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the Managed Annuity Program or the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. In addition, stabilized annuity payments many not qualify as a series of substantially equal payments that would be exempt from any applicable penalty tax. You should consult a tax adviser on these issues.


Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Beneficiary Earnings Enhancement as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the Beneficiary Earnings Enhancement or any other optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.


10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:


(1) is up to 10% (annually) of your premium (less partial surrenders deemed to be from premium); and


(2) is any gains in the policy.


This amount may be taken free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit


Family Income Protector

The feature formerly known as the Family Income Protector is now known as the Managed Annuity Program. See the details below. Please note that if you upgrade your minimum annuitization value under the Family Income Protector, you will receive the Managed Annuity Program.

Managed Annuity Program

The optional "Managed Annuity Program" assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option. The Managed Annuity Program also guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains (if any) of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are age 91 or older (earlier, if required by state law). You also have the option to upgrade your minimum income base.


You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:
..  the minimum income base on the rider date; plus
.. any subsequent premium payments; minus
..  any subsequent surrenders;
..  all of which are accumulated at the annual growth rate from the date of each transaction; minus
..  any premium taxes.

The annual growth rate is 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any other annuity payment options.

The Managed Annuity Program payment options are:
..  Life Income - An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
..  Joint and Full Survivor - An election may be made for "No Period Certain" or
   "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..  The annuitant dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

IF:
..  You annuitize using the Managed Annuity Program before the 10th rider anniversary;
THEN:
..  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age.

NOTE CAREFULLY: An annuity factor age adjustment results in all payments being lower than if an annuity factor age adjustment was not used, and the difference can be substantial.


See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

  Number
    of
  Years
  Since
   the         Age Adjustment:
  Rider        Number of Years
   Date    Subtracted from Your Age
-----------------------------------
  0-1                 10
  1-2                 9
  2-3                 8
  3-4                 7
  4-5                 6
  5-6                 5
  6-7                 4
  7-8                 3
  8-9                 2
  9-10                1
  Greater than 10     0

Managed Annuity Program Annuity Payments. The minimum income base is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% assumed investment return that is used with the regular annuity payment options), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.


Moreover, the Initial Payment Guarantee also provides for a minimum payout level, and it uses actuarial criteria (such as a 5.0 % assumed investment return) that provide for higher payment levels for a given adjusted policy value than the Managed Annuity Program. You should carefully consider these factors, since electing annuity payments under the Managed Annuity Program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the policy value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:
..  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
..  the new fees, thresholds and factors may be higher (or lower) than before;
   and
..  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base at the time you elect the upgrade.


Conditions of Exercise of the Managed Annuity Program. You can only annuitize using the Managed Annuity Program within the 30 days after a policy anniversary after the Managed Annuity Program is elected. You cannot, however, annuitize using the Managed Annuity Program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

NOTE CAREFULLY:
..  If you annuitize at any time other than indicated above, you cannot use the
   Managed Annuity Program.
.. If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Fee. A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum income base. We may change this threshold in the future.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The Managed Annuity Program will terminate upon the earliest of the following:
.. the date we receive written notice from you requesting termination of the Managed Annuity Program (you may not terminate the rider before the first rider anniversary);
.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the Managed Annuity Program);
.. upgrade of the minimum income base (although a new rider will be issued); .. termination of your policy; or .. 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The Managed Annuity Program may vary by state and may not be available in all states.

For policies sold in Minnesota and New Jersey, certain provisions differ from the above description. Minnesota and New Jersey residents should see the separate supplement describing this feature for their state.


Initial Payment Guarantee


You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.


The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.


With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 80%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.


Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.


The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.


Other Terms and Conditions. You may purchase the Initial Payment Guarantee only at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.


The Initial Payment Guarantee uses a 5.0% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance (net of fees and expenses) is below the assumed investment return (but not below the guaranteed level).


Termination. The Initial Payment Guarantee is irrevocable.


The Initial Payment Guarantee may vary by state and may not be available in all states.


Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

                                                            Surrender Charge
   Number of Years                                         (as a percentage of
    Since Premium                                                premium
    Payment Date                                              surrendered)
------------------------------------------------------------------------------
       0-1                                                          6%
       1-2                                                          6%
       2-3                                                          6%
    3 or more                                                       0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first three policy years.

Accumulation Unit Values. After the end of the first three policy years, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the fee by changing to a different class of accumulation units. This will result in adjusting the number of units and adjusting the unit value of the subaccounts in which you were invested at the end of the third policy year. The elimination of the fee and the adjustment in the number of units and unit values will not affect policy values.


Termination. The rider is irrevocable.

The Liquidity Rider may vary by state and may not be available in all states.

Beneficiary Earnings Enhancement

The optional "Beneficiary Earnings Enhancement" pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The Beneficiary Earnings Enhancement is available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:

..  the Beneficiary Earnings Enhancement factor (see below); multiplied by

..  the rider earnings on the date the death benefit is calculated.

Rider earnings equal:
..  the policy death benefit; minus
..  policy value on the rider date; minus
..  premium payments after the rider date; plus
.. surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse has the following options:

.. Continue the policy and receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as he or she is under the age of 81, however, it would only cover gains from the time of such election going forward; or
.. Continue the policy without the one-time policy value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the Beneficiary Earnings Enhancement based on gains since the rider was issued, not just since the time of the first death. If the rider is terminated prior to this death, no Beneficiary Earnings Enhancement is payable.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefit (because there are no rider earnings).


Termination. The rider will remain in effect until:
.. you cancel it by notifying our service center in writing, .. the policy is annuitized or surrendered, or .. the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.


The Beneficiary Earnings Enhancement may vary by state and may not be available in all states.


Beneficiary Earnings Enhancement--Extra

The optional Beneficiary Earnings Enhancement-- Extra pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement--Extra is available for issue ages through age 75.

Additional Death Benefit Amount. The additional death benefit is only payable if you elected the rider at least five years prior to the death triggering the payment of the policy death benefit, and a death benefit is payable under the policy. If a death benefit is payable before the end of the fifth year, all rider fees paid since the rider date will be refunded. After the fifth year, the additional death benefit is equal to:

.. initial death benefit option 40% for issues ages through age 70 and 25% for ages 71-75) multiplied by the sum of:

..  future growth (see below); and


.. the initial death benefit option (see below) multiplied by the policy death benefit on the rider date, minus surrenders after the rider date that exceed future growth on the date of surrender.


Future growth equals:
..  the policy death benefit payable; minus
..  the death benefit on the rider date; minus
..  premium payments after the rider date; plus
.. surrenders after the rider date that exceed the future growth on the date of the surrender.

The initial death benefit option, either 50% or 75%, is selected by you at the time you elect this rider. If an additional death benefit is payable, the 75% initial death benefit option will generally provide a larger additional death benefit amount than the 50% initial death benefit option. Please note that you pay a higher fee for the 75% initial death benefit option than for the 50% initial death benefit option.


No benefit is payable under the Beneficiary Earnings Enhancement--Extra if the policy death benefit payable is less than one minus the initial death benefit option, multiplied by the death benefit at the time the rider was added (adjusted for surrenders after the rider date). In other words, no additional death benefit is generally payable if:


.. For the 75% initial death benefit option--the policy death benefit payable is less than 25% of the adjusted policy death benefit at the time the rider was added; or


.. For the 50% initial death benefit option--the policy death benefit payable is less than 50% of the adjusted policy death benefit at the time the rider was added.


For purposes of computing taxable gains, both the death benefit payable under the policy and the additional death benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional death benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and additional death benefit, they will receive a one-time policy value increase equal to the additional death benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as they are under the age of 76.


Rider Fee. A rider fee, 0.50% of the policy value for the 50% initial death benefit option and 0.60% of the policy value for the 75% initial death benefit option, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:
.. you cancel it by notifying our service center in writing, .. the policy is annuitized or surrendered, or .. the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider. For purposes of computing taxable gains, both the death benefit payable under the policy and the additional death benefit will be considered.

The Beneficiary Earnings Enhancement - Extra may vary by state and may not be available in all states.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender, under certain circumstances, because you or your spouse has been:

.. confined in a hospital or nursing facility for 30 days in a row; or .. diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.


This benefit may vary by state and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

.. employed full time for at least two years prior to becoming unemployed; .. employed full time on the policy date;
..  unemployed for at least 60 days in a row at the time of surrender;
.. must have a minimum cash value at the time of surrender of $5,000; and .. you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase). There is no charge for this benefit.


This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

This benefit may vary by state and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

..  you select the "Telephone Transfer/Reallocation Authorization" box in the
   policy application or enrollment information; or .. you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.


Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money (portions of policy value) from certain investment options into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging.


Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the Dollar Cost Averaging program during all economic conditions.

There are two Dollar Cost Averaging programs available under your policy:
Traditional and Special.

Traditional Dollar Cost Averaging. During the accumulation phase, you may instruct us to automatically transfer money from the Traditional Dollar Cost Averaging fixed account option or the money market subaccount, into one or more variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however, each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers will begin as soon as the program is started.

NOTE CAREFULLY:
.. If you attempt to begin a Traditional Dollar Cost Averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain where it is at until the minimum amount is reached or you transfer the funds out.
.. If you specify the number of transfers, up to two additional transfers may be necessary to complete a Traditional Dollar Cost Averaging program.

Special Dollar Cost Averaging. During the accumulation phase, you may elect to allocate premium payments to either the six or twelve month special Dollar Cost Averaging accounts of the fixed account. Amounts will then be transferred from the Special Dollar Cost Averaging account to the variable subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.

Dollar Cost Averaging Program Premium Payments. If you elect Dollar Cost Averaging and have multiple sources funding your policy, the Dollar Cost Averaging program will begin with the first money received. As the money from the other sources is received, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the Dollar Cost Averaging program has ended, a new Dollar Cost Averaging program will start when we receive the money (assuming it meets the minimum Dollar Cost Averaging requirements).

If you make additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If additional premium is received after a Dollar Cost Averaging program is completed, absent new instructions to the contrary:
..  a new Dollar Cost Averaging program will be started using the previous instructions; or
.. if the additional premium does not meet the minimum requirements to start a new Dollar Cost Averaging program, then the additional premium will be allocated as identified in the previous Dollar Cost Averaging program.

NOTE CAREFULLY:
..  If we do not receive all necessary information to begin a Special Dollar
   Cost Averaging program within 30 days of allocating premium to the program, that premium will be transferred to the Traditional Dollar Cost Averaging fixed account.

If you discontinue a Dollar Cost Averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

There is no charge for this benefit.


The Dollar Cost Averaging Program may vary by state and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy anytime during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.


Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia, and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called the Retirement Builder Variable Annuity Account, under the laws of the State of Iowa on March 29, 2001. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.


The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains, and losses (whether or not realized) from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.


The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.


Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios' prospectuses for more details.


Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.


Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.
(NASD).

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

..  the administrative charge;


..  the surrender charge;


..  the mortality and expense risk fee;


.. revenues, if any, that we receive from the underlying fund portfolios or their managers; and


..  investment earnings on amounts allocated to the fixed account.


Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.


Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.


IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

 Glossary of Terms
 The Policy - General Provisions
 Certain Federal Income Tax Consequences
 Investment Experience
 Managed Annuity Program - Additional Information
 Beneficiary Earnings Enhancement - Additional Information
 Beneficiary Earnings Enhancement - Extra - Additional Information Historical Performance Data
 Published Ratings
 State Regulation of Transamerica
 Administration
 Records and Reports
 Distribution of the Policies
 Voting Rights
 Other Products
 Custody of Assets
 Legal Matters
 Independent Auditors
 Other Information
 Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
                (For policies purchased on or after May 2, 2002)

The "Annual Step-Up Death Benefit" with Total Separate Account Annual Expenses of 1.40%, and the "Enhanced Death Benefit" with Total Separate Account Annual Expenses of 1.50%, were not offered as of December 31, 2001, therefore, condensed financial data is not available that reflects those death benefits.

                        CONDENSED FINANCIAL INFORMATION
                 (For policies purchased prior to May 1, 2002)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.25%)



                                        Accumulation Accumulation   Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
               Subaccount                 of Year        Year      End of Year
-------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -
    Series I shares
   2001...............................   $1.554028    $1.177424     320,129.901
   2000(/1/)..........................   $1.000000    $1.554028      70,232.080
-------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund(/2/) -
    Series I shares
   2001...............................   $1.410847    $1.075162   2,729,506.356
   2000...............................   $1.671780    $1.410847   2,586,628.266
   1999...............................   $1.260851    $1.671780   1,394,637.971
   1998(/3/)..........................   $1.086034    $1.260851       4,908.801
-------------------------------------------------------------------------------
  AIM V.I. International Growth
   Fund(/4/) - Series I shares
   2001...............................   $1.199492    $0.905817     974,151.519
   2000...............................   $1.650174    $1.199492     775,656.649
   1999...............................   $1.077586    $1.650174     127,260.241
   1998(/3/)..........................   $1.000000    $1.077586      14,039.712
-------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund(/5/) -
    Series I shares
   2001...............................   $1.369684    $1.182736   5,983,543.584
   2000...............................   $1.624758    $1.369684   5,634,834.229
   1999...............................   $1.266642    $1.624758   2,833,844.055
   1998(/3/)..........................   $1.083189    $1.266642      90,487.213
-------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends
   Fund - Series I shares
   2001...............................   $0.781444    $0.525433     679,642.236
   2000(/1/)..........................   $1.000000    $0.781444     288,892.492
-------------------------------------------------------------------------------
  Alliance Premier Growth - Class B
   2001(/6/)..........................   $1.000000    $0.848253     249,995.271
-------------------------------------------------------------------------------
  Alliance Technology - Class B
   2001(/6/)..........................   $1.000000    $0.797798     152,234.666
-------------------------------------------------------------------------------
  Davis Value
   2001...............................   $0.982447    $0.869403   1,023,066.067
   2000(/1/)..........................   $1.000000    $0.982447      97,909.365
-------------------------------------------------------------------------------
  Evergreen VA Blue Chip Fund
   2001(/6/)..........................   $1.000000    $0.851253      26,957.041

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.25%)

                                continued . . .


                                  Accumulation                 Number of
                                   Unit Value  Accumulation  Accumulation
                                  at Beginning Unit Value at Units at End
  Subaccount                        of Year     End of Year     of Year
--------------------------------------------------------------------------
  Evergreen VA Capital Growth
   Fund
   2001.........................   $1.125559     $0.967614     950,780.251
   2000.........................   $0.968280     $1.125559     399,642.256
   1999(/7/)....................   $1.000000     $0.968280     211,661.420
--------------------------------------------------------------------------
  Evergreen VA Foundation Fund
   2001.........................   $1.094433     $0.988241   4,445,820.734
   2000.........................   $1.165505     $1.094433   4,503,157.526
   1999.........................   $1.066605     $1.165505   2,531,434.571
   1998(/3/)....................   $1.000000     $1.066605      60,151.622
--------------------------------------------------------------------------
  Evergreen VA Fund
   2001.........................   $1.186917     $0.962961     372,595.698
   2000.........................   $1.365381     $1.186917     329,155.677
   1999.........................   $1.123643     $1.365381     171,468.896
   1998(/3/)....................   $1.000000     $1.123643      24,377.368
--------------------------------------------------------------------------
  Evergreen VA Global Leaders
   Fund
   2001.........................   $1.044776     $0.893281     615,746.555
   2000.........................   $1.158565     $1.044776     444,144.049
   1999(/7/)....................   $1.000000     $1.158565     153,400.950
--------------------------------------------------------------------------
  Evergreen VA Growth Fund
   2001.........................   $1.519206     $1.400089     236,273.830
   2000.........................   $1.358002     $1.519206     148,234.447
   1999(/7/)....................   $1.000000     $1.358002      64,450.995
--------------------------------------------------------------------------
  Evergreen VA Growth and Income
   Fund
   2001.........................   $1.242876     $1.078135     603,628.920
   2000.........................   $1.262163     $1.242876     546,340.883
   1999.........................   $1.077823     $1.262163     409,988.014
   1998(/3/)....................   $1.000000     $1.077823      99,286.054
--------------------------------------------------------------------------
  Evergreen VA High Income Fund
   2001.........................   $1.039700     $1.132205      62,331.857
   2000.........................   $1.039068     $1.039700      55,976.784
   1999(/7/)....................   $1.000000     $1.039068      39,367.491
--------------------------------------------------------------------------
  Evergreen VA International
   Growth Fund
   2001.........................   $1.264013     $1.021381      63,114.254
   2000.........................   $1.347956     $1.264013      81,218.224
   1999(/7/)....................   $1.000000     $1.347956         997.750
--------------------------------------------------------------------------
  Evergreen VA Omega Fund
   2001(/6/)....................   $1.000000     $0.883249     225,415.358
--------------------------------------------------------------------------
  Federated American Leaders
   Fund II
   2001.........................   $1.038363     $0.982268     229,814.095
   2000(/1/)....................   $1.000000     $1.038363      30,459.737
--------------------------------------------------------------------------
  Federated High Income Bond
   Fund II
   2001.........................   $0.956867     $0.958042   1,768,674.833
   2000.........................   $1.064849     $0.956867   1,576,288.286
   1999.........................   $1.053867     $1.064849   1,415,579.765
   1998(/3/)....................   $1.000000     $1.053867      26,497.028

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.25%)

                                continued . . .


                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value  Accumulation
                                       at Beginning  at End of   Units at End
  Subaccount                             of Year        Year        of Year
------------------------------------------------------------------------------
  Franklin Small Cap Fund - Class 2
   2001...............................  $1.333244    $1.115895   1,409,725.536
   2000...............................  $1.617750    $1.333244     933,546.385
   1999(/7/)..........................  $1.000000    $1.617750      90,047.993
------------------------------------------------------------------------------
  Templeton Global Asset Allocation
   Fund - Class 2(/8/)
   2001...............................  $1.072117    $0.953489     269,752.629
   2000...............................  $1.085065    $1.072117     138,902.166
   1999(/7/)..........................  $1.000000    $1.085065      80,830.337
------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -
    Class 2(/9/)
   2001...............................  $1.074271    $0.891218     555,257.683
   2000...............................  $1.114141    $1.074271     444,189.505
   1999(/7/)..........................  $1.000000    $1.114141      90,499.960
------------------------------------------------------------------------------
  Templeton Developing Markets
   Securities Fund - Class 2
   2001...............................  $0.801409    $0.727496      11,712.209
   2000(/1/)..........................  $1.000000    $0.801409      11,721.961
------------------------------------------------------------------------------
  MFS Emerging Growth Series
   2001...............................  $1.755130    $1.152871   2,651,459.377
   2000...............................  $2.210407    $1.755130   2,206,909.242
   1999...............................  $1.266452    $2.210407     904,988.039
   1998(/3/)..........................  $1.023216    $1.266452      53,172.589
------------------------------------------------------------------------------
  MFS Research Series
   2001...............................  $1.396271    $1.085886   1,584,066.103
   2000...............................  $1.485750    $1.396271   1,722,579.045
   1999...............................  $1.212676    $1.485750   1,146,554.165
   1998(/3/)..........................  $1.056392    $1.212676      31,821.450
------------------------------------------------------------------------------
  MFS Total Return Series
   2001...............................  $1.255866    $1.243349   2,922,776.536
   2000...............................  $1.095980    $1.255866   1,376,569.223
   1999...............................  $1.076484    $1.095980     975,006.756
   1998(/3/)..........................  $1.025771    $1.076484       97,238.01
------------------------------------------------------------------------------
  MFS Utilities Series
   2001...............................  $1.498031    $1.121318   2,692,337.765
   2000...............................  $1.416577    $1.498031   1,641,126.921
   1999(/7/)..........................  $1.000000    $1.416577     333,234.967
------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation
   Fund/VA
   2001...............................  $1.742076    $1.504050   2,323,826.297
   2000...............................  $1.767873    $1.742076   2,060,439.388
   1999...............................  $1.263592    $1.767873   1,048,763.736
   1998(/3/)..........................  $1.084275    $1.263592       2,801.984
------------------------------------------------------------------------------
  Oppenheimer Main Street Growth &
   Income Fund/VA
   2001...............................  $1.287837    $1.142620     678,674.796
   2000(/1/)..........................  $1.000000    $1.287837     249,906.939

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.25%)

                               continued . . . .


                                     Accumulation   Accumulation   Number of
                                      Unit Value     Unit Value  Accumulation
                                    at Beginning of  at End of     Units at
  Subaccount                             Year           Year      End of Year
------------------------------------------------------------------------------
  Oppenheimer Multiple Strategies
   Fund/VA
   2001............................    $1.232811     $1.244509   1,006,802.821
   2000............................    $1.172691     $1.232811     747,623.711
   1999............................    $1.062052     $1.172691     623,644.728
   1998(/3/).......................    $1.000000     $1.062052     110,363.654
------------------------------------------------------------------------------
  Oppenheimer Strategic Bond
   Fund/VA
   2001............................    $1.044650     $1.081691   1,358,891.928
   2000............................    $1.030527     $1.044650   1,244,072.769
   1999............................    $1.014714     $1.030527   1,178,165.433
   1998(/3/).......................    $0.989048     $1.014714      11,646.573
------------------------------------------------------------------------------
  Putnam VT Global Growth Fund -
    Class IB Shares
   2001............................    $1.313877     $0.911319   1,560,341.130
   2000............................    $1.893641     $1.313877   1,297,847.158
   1999............................    $1.165076     $1.893641     424,898.296
   1998(/3/).......................    $1.000000     $1.165076      14,249.515
------------------------------------------------------------------------------
  Putnam VT Growth and Income
   Fund - Class IB Shares
   2001............................    $1.080751     $0.999094     553,759.207
   2000(/1/).......................    $1.000000     $1.080751      55,526.790
------------------------------------------------------------------------------
  Putnam VT Growth Opportunities
   Fund - Class IB Shares
   2001............................    $0.726127     $0.486945     737,020.919
   2000(/1/).......................    $1.000000     $0.726127     358,571.482
------------------------------------------------------------------------------
  Putnam VT Money Market Fund -
    Class IB Shares
   2001............................    $1.087256     $1.114230   2,496,218.262
   2000............................    $1.040234     $1.087256   1,082,175.430
   1999............................    $1.00594      $1.040234     402,501.656
   1998(/3/).......................    $1.000000      $1.00594        1,000.00
------------------------------------------------------------------------------
  Putnam VT New Value Fund - Class
   IB Shares
   2001............................    $1.297787     $1.324182     589,516.997
   2000............................    $1.073725     $1.297787     340,306.750
   1999............................    $1.084332     $1.073725     231,596.430
   1998(/3/).......................    $1.000000     $1.084332      95,008.528
------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income -
    Service Class 2
   2001............................    $1.085356     $1.015863     648,143.015
   2000(/1/).......................    $1.000000     $1.085356      21,996.326
------------------------------------------------------------------------------
  Fidelity - VIP Growth - Service
   Class 2
   2001............................    $0.846237     $0.686406     843,777.303
   2000(/1/).......................    $1.000000     $0.846237     261,594.761
------------------------------------------------------------------------------
  Fidelity - VIP Growth
   Opportunities - Service Class
   2001............................    $1.275971     $1.078387   1,144,741.297
   2000............................    $1.557744     $1.275971   1,202,930.996
   1999(/7/).......................    $1.000000     $1.557744     635,438.753
------------------------------------------------------------------------------
  Fidelity - VIP High Income -
    Service Class
   2001............................    $0.900394     $0.784885     802,189.183
   2000............................    $1.175901     $0.900394     593,909.234
   1999(/7/).......................    $1.000000     $1.175901     264,879.935

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.25%)

                               continued . . . .


                                     Accumulation   Accumulation   Number of
                                      Unit Value     Unit Value  Accumulation
                                    at Beginning of  at End of     Units at
  Subaccount                             Year           Year      End of Year
------------------------------------------------------------------------------
  Fidelity - VIP Index 500 -
    Initial Class
   2001............................    $1.780575     $1.545659   2,795,751.089
   2000............................    $1.987714     $1.780575   2,152,898.133
   1999(/7/).......................    $1.000000     $1.987714     922,263.939
------------------------------------------------------------------------------
  Fidelity - VIP Investment Grade
   Bond - Initial Class
   2001............................    $1.248322     $1.337179   2,042,771.739
   2000............................    $1.136386     $1.248322     763,599.038
   1999(/7/).......................    $1.000000     $1.136386     245,256.660

  5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit*


              (Total Separate Account Annual Expenses: 1.40%)



                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value   Accumulation
                                       at Beginning  at End of      Units at
              Subaccount                 of Year        Year      End of Year
-------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares
   2001..............................   $1.548873    $1.171761    1,618,708.547
   2000(/1/).........................   $1.000000    $1.548873      458,897.594
-------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund(/2/) -
    Series I shares
   2001..............................   $1.406145    $1.069980   12,287,415.915
   2000..............................   $1.668693    $1.406145   12,827,416.397
   1999..............................   $1.260383    $1.668693    6,521,679.805
   1998(/3/).........................   $1.085904    $1.260383      213,324.783
-------------------------------------------------------------------------------
  AIM V.I. International Growth
   Fund(/4/) - Series I shares
   2001..............................   $1.195650    $0.901563    3,139,688.461
   2000..............................   $1.647309    $1.195650    2,874,867.982
   1999..............................   $1.077315    $1.647309      974,356.520
   1998(/3/)                            $1.000000    $1.077315       85,589.093
-------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund(/5/) -
    Series I shares
   2001..............................   $1.365146    $1.177056   26,174,636.002
   2000..............................   $1.621757    $1.365146   26,566,665.643
   1999..............................   $1.265957    $1.621757   14,061,168.861
   1998(/3/).........................   $ 1.08306    $1.265957      710,879.859
-------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends
   Fund - Series I shares
   2001..............................   $0.780681    $0.524137    1,894,905.908
   2000(/1/).........................   $1.000000    $0.780681    1,172,826.211
-------------------------------------------------------------------------------
  Alliance Premier Growth - Class B
   2001(/6/).........................   $1.000000    $0.640087    2,387,654.410
-------------------------------------------------------------------------------
  Alliance Technology - Class B
   2001(/6/).........................   $1.000000    $0.475293    1,335,257.364
-------------------------------------------------------------------------------
  Davis Value
   2001..............................   $0.981487    $0.867257    5,250,003.308
   2000(/1/).........................   $1.000000    $0.981487      632,901.912
-------------------------------------------------------------------------------
  Evergreen VA Blue Chip Fund
   2001(/6/).........................   $1.000000    $0.849997      407,231.894
-------------------------------------------------------------------------------
  Evergreen VA Capital Growth Fund
   2001..............................   $ 1.22818    $0.963818    6,143,958.307
   2000..............................   $0.967344    $ 1.22818    3,297,066.176
   1999(/7/).........................   $1.000000    $0.967344    1,910,289.545
-------------------------------------------------------------------------------
  Evergreen VA Foundation Fund
   2001..............................   $1.090926    $0.983605   15,428,080.636
   2000..............................   $1.163482    $1.090926   15,592,268.934
   1999..............................   $1.066334    $1.163482   10,212,042.456
   1998(/3/).........................   $1.000000    $1.066334      730,048.182
-------------------------------------------------------------------------------
  Evergreen VA Fund
   2001..............................   $1.183105    $0.958433    1,591,011.426
   2000..............................   $1.363015    $1.183105    1,792,332.629
   1999..............................   $ 1.12336    $1.363015    1,133,327.786
   1998(/3/).........................   $1.000000    $ 1.12336      176,094.122

  5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit*


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value  Accumulation
                                       at Beginning  at End of   Units at End
               Subaccount                of Year        Year        of Year
------------------------------------------------------------------------------
  Evergreen VA Global Leaders Fund
   2001...............................  $1.042201    $0.889748   2,539,994.288
   2000...............................  $1.157425    $1.042201   2,321,650.133
   1999(/7/)..........................  $1.000000    $1.157425     495,392.640
------------------------------------------------------------------------------
  Evergreen VA Growth Fund
   2001...............................  $1.515453    $1.394549   1,220,267.134
   2000...............................  $1.356656    $1.515453   1,034,006.742
   1999(/7/)..........................  $1.000000    $1.356656     360,299.090
------------------------------------------------------------------------------
  Evergreen VA Growth and Income Fund
   2001...............................  $1.238902    $1.073089   2,430,609.290
   2000...............................  $1.259978    $1.238902   2,407,199.917
   1999...............................  $1.077551    $1.259978   1,897,269.471
   1998(/3/)..........................  $1.000000    $1.077551     423,067.758
------------------------------------------------------------------------------
  Evergreen VA High Income Fund
   2001...............................  $1.037494    $1.128120     425,380.278
   2000...............................  $1.038416    $1.037494     161,016.536
   1999(/7/)..........................  $1.000000    $1.038416     138,172.993
------------------------------------------------------------------------------
  Evergreen VA International Growth
   Fund
   2001...............................  $1.260910    $1.017358     497,777.168
   2000...............................  $1.346634    $1.260910     488,111.025
   1999(/7/)..........................  $1.000000    $1.346634      97,099.617
------------------------------------------------------------------------------
  Evergreen VA Omega Fund
   2001(/6/)..........................  $1.000000    $0.881942   1,150,247.122
------------------------------------------------------------------------------
  Federated American Leaders Fund II
   2001...............................  $1.037340    $0.979835   1,216,647.344
   2000(/1/)..........................  $1.000000    $1.037340     368,955.026
------------------------------------------------------------------------------
  Federated High Income Bond Fund II
   2001...............................  $0.932407    $0.932168   5,063,570.576
   2000...............................  $1.039161    $0.932407   5,394,818.345
   1999...............................  $1.029959    $1.039161   4,889,829.326
   1998(/3/)..........................  $ 0.97756    $1.029959     565,655.506
------------------------------------------------------------------------------
  Franklin Small Cap Fund - Class 2
   2001...............................  $1.329963    $1.111487   5,706,916.807
   2000...............................  $1.616150    $1.329963   4,010,035.461
   1999(/7/)..........................  $1.000000    $1.616150     780,075.201
------------------------------------------------------------------------------
  Templeton Global Asset Allocation
   Fund - Class 2(/8/)
   2001...............................  $1.069484    $0.949734     766,947.356
   2000...............................  $1.083998    $1.069484     499,506.284
   1999(/7/)..........................  $1.000000    $1.083998     248,746.829
------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -
    Class 2(/9/)
   2001...............................  $1.071637    $0.887716   2,539,291.996
   2000...............................  $1.113051    $1.071637   1,979,094.445
   1999(/7/)..........................  $1.000000    $1.113051     729,680.581

  5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit*


              (Total Separate Account Annual Expenses: 1.40%)

                                continued . . .


                                      Accumulation Accumulation   Number of
                                       Unit Value   Unit Value   Accumulation
                                      at Beginning  at End of      Units at
              Subaccount                of Year        Year      End of Year
------------------------------------------------------------------------------
  Templeton Developing Markets
   Securities Fund - Class 2
   2001.............................   $0.800623    $0.725682       60,677.090
   2000(/1/)........................   $1.000000    $0.800623       19,394.987
------------------------------------------------------------------------------
  MFS Emerging Growth Series
   2001.............................   $1.749304    $1.147334   11,874,695.842
   2000.............................   $2.206323    $1.749304   11,939,502.338
   1999.............................   $1.265976    $2.206323    5,268,344.689
   1998(/3/)........................   $1.023088    $1.265976      370,997.778
------------------------------------------------------------------------------
  MFS Research Series
   2001.............................   $1.391634    $1.080664    8,544,154.384
   2000.............................   $1.482998    $1.391634    8,448,027.676
   1999.............................   $1.212231    $1.482998    5,446,898.645
   1998(/3/)........................   $1.056268    $1.212231      420,718.942
------------------------------------------------------------------------------
  MFS Total Return Series
   2001.............................   $1.251694    $1.237367   10,631,523.898
   2000.............................   $1.093953    $1.251694    6,125,138.173
   1999.............................   $1.076083    $1.093953    4,709,530.689
   1998(/3/)........................   $1.025646    $1.076083      361,289.760
------------------------------------------------------------------------------
  MFS Utilities Series
   2001.............................   $1.493055    $1.115934    9,767,240.462
   2000.............................   $1.413957    $1.493055    6,820,401.291
   1999(/7/)........................   $1.000000    $1.413957   $1,657,355.059
------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation
   Fund/VA
   2001.............................   $1.736299    $1.496832   11,020,976.054
   2000.............................   $1.764620    $1.736299    9,265,020.588
   1999.............................   $1.263125    $1.764620    4,797,474.137
   1998(/3/)........................   $1.084144    $1.263125      323,537.371
------------------------------------------------------------------------------
  Oppenheimer Main Street Growth &
   Income Fund/VA
   2001.............................   $1.283567    $1.137129    2,542,326.037
   2000(/1/)........................   $1.000000    $1.283567      731,230.202
------------------------------------------------------------------------------
  Oppenheimer Multiple Strategies
   Fund/VA
   2001.............................   $1.228870    $1.238678    3,109,495.203
   2000.............................   $1.170664    $1.228870    1,928,822.961
   1999.............................   $1.061787    $1.170664    1,503,090.531
   1998(/3/)........................   $1.000000    $1.061787      118,249.261
------------------------------------------------------------------------------
  Oppenheimer Strategic Bond Fund/VA
   2001.............................   $1.041157    $1.076462    5,262,119.013
   2000.............................   $1.028609    $1.041157    4,563,525.355
   1999.............................   $1.014327    $1.028609    3,502,331.278
   1998(/3/)........................   $0.988927    $1.014327      543,298.914
------------------------------------------------------------------------------
  Putnam VT Global Growth Fund -
    Class IB Shares
   2001.............................   $1.309667    $0.907043    6,443,292.531
   2000.............................   $1.890365    $1.309667    6,137,419.658
   1999.............................   $ 1.16479    $1.890365    2,378,366.267
   1998(/3/)........................   $1.000000    $ 1.16479       58,681.348

  5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit*


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value   Accumulation
                                       at Beginning  at End of      Units at
              Subaccount                 of Year        Year      End of Year
-------------------------------------------------------------------------------
  Putnam VT Growth and Income Fund -
    Class IB Shares
   2001..............................   $1.079699    $0.996634    1,637,012.271
   2000(/1/).........................   $1.000000    $1.079699      220,029.841
-------------------------------------------------------------------------------
  Putnam VT Growth Opportunities
   Fund - Class IB Shares
   2001..............................   $0.725408    $0.485741    2,857,992.262
   2000(/1/).........................   $1.000000    $0.725408    1,356,383.678
-------------------------------------------------------------------------------
  Putnam VT Money Market Fund - Class
   IB Shares
   2001..............................   $1.083783    $1.109016    9,595,456.011
   2000..............................   $1.038440    $1.083783    3,282,716.436
   1999..............................   $ 1.00569    $1.038440    2,941,174.912
   1998(/3/).........................   $1.000000    $ 1.00569       78,629.855
-------------------------------------------------------------------------------
  Putnam VT New Value Fund - Class IB
   Shares
   2001..............................   $1.293634    $1.317983    3,144,197.623
   2000..............................   $1.071862    $1.293634    1,552,417.849
   1999..............................   $1.084061    $1.071862    1,133,575.798
   1998(/3/).........................   $1.000000    $1.084061       62,564.405
-------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income -
    Service Class 2
   2001..............................   $1.084290    $1.013361    1,937,780.828
   2000(/1/).........................   $1.000000    $1.084290      171,075.872
-------------------------------------------------------------------------------
  Fidelity - VIP Growth - Service
   Class 2
   2001..............................   $0.845413    $0.684720    3,049,876.730
   2000(/1/).........................   $1.000000    $0.845413    1,094,685.468
-------------------------------------------------------------------------------
  Fidelity - VIP Growth
   Opportunities - Service Class
   2001..............................   $1.269068    $1.070965    4,937,889.718
   2000..............................   $1.551609    $1.269068    5,653,717.740
   1999(/7/).........................   $1.000000    $1.551609    3,266,566.939
-------------------------------------------------------------------------------
  Fidelity - VIP High Income -
    Service Class
   2001..............................   $0.895076    $0.779089    1,691,947.761
   2000..............................   $1.170692    $0.895076    1,311,906.355
   1999(/7/).........................   $1.000000    $1.170692      615,977.656
-------------------------------------------------------------------------------
  Fidelity - VIP Index 500 - Initial
   Class
   2001..............................   $1.770093    $1.534273   12,265,572.300
   2000..............................   $1.978931    $1.770093   11,036,845.366
   1999(/7/).........................   $1.000000    $1.978931    4,949,460.935
-------------------------------------------------------------------------------
  Fidelity - VIP Investment Grade
   Bond - Initial Class
   2001..............................   $1.240959    $1.327309    5,354,639.120
   2000..............................   $1.131353    $1.240959    1,968,721.236
   1999(/7/).........................   $1.000000    $1.131353      828,979.275


(/1/)Period from May 1, 2000 through December 31, 2000.


(/2/)Formerly AIM V.I. Growth and Income Fund.

(/3/)Period from October 30, 1998 through December 31, 1998.

(/4/)Formerly AIM V.I. International Equity Fund.


(/5/)Formerly AIM V.I. Value Fund.


(/6/)Period from January 2, 2001 through December 31, 2001.

(/7/)Period from May 3, 1999 through December 31, 1999.

(/8/)Formerly Templeton Asset Strategy Fund


(/9/)Formerly Templeton International Securities Fund.


* On May 1, 2002, the death benefits available under the policy were changed to (1) Enhanced Death Benefit, (2) Annual Step-Up Death Benefit, and (3) Return of Premium Death Benefit.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

Putnam VT Money Market Fund. The yield of the Putnam VT Money Market Fund subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Putnam VT Money Market Fund subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2001, and for the one and five year periods ended December 31, 2001 are shown in Tables 1-A, 1-B and 1-C below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect the 1.35% mortality and expense risk fee for the Enhanced Death Benefit, the 1.25% mortality and expense risk fee for the Annual Step-Up Death Benefit, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                  TABLE 1 - A
   Standard Average Annual Total Returns (Assuming a Surrender Charge and No Managed Annuity Program, Liquidity Rider, Beneficiary Earnings Enhancement, or
                   Beneficiary Earnings Enhancement - Extra)
                             Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.50%)
-------------------------------------------------------------------------------

                                                     Inception
                                   1 Year   5 Year    of the       Subaccount
                                   Ended    Ended   Subaccount     Inception
            Subaccount            12/31/01 12/31/01 to 12/31/01       Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares.......  (29.55%)   N/A     (28.18%)     May 1, 2000
  AIM V.I. Core Equity Fund -
    Series I shares.............  (29.10%)   N/A      (1.38%)   October 31, 1998
  AIM V.I. International Growth
   Fund - Series I shares.......  (29.80%)   N/A      (4.22%)   October 31, 1998
  AIM V.I. Premier Equity Fund -
    Series I shares.............  (18.86%)   N/A       1.84%    October 31, 1998
  AIM V.I. Dent Demographic
   Trends Fund -
   Series I shares..............  (38.15%)   N/A     (36.46%)     May 1, 2000
  Alliance Premier Growth -
    Class B.....................    N/A      N/A     (20.88%)   January 2, 2001
  Alliance Technology - Class B.    N/A      N/A     (25.94%)   January 2, 2001
  Davis Value...................  (16.70%)   N/A     (11.49%)     May 1, 2000
  Evergreen VA Blue Chip Fund...    N/A      N/A     (20.57%)   January 2, 2001
  Evergreen VA Capital Growth
   Fund.........................  (19.25%)   N/A      (3.17%)     May 3, 1999
  Evergreen VA Foundation Fund..  (14.88%)   N/A      (1.44%)   October 31, 1998
  Evergreen VA Fund.............  (24.13%)   N/A      (2.27%)   October 31, 1998
  Evergreen VA Global Leaders
   Fund.........................  (19.72%)   N/A      (6.22%)     May 3, 1999
  Evergreen VA Growth Fund......  (13.00%)   N/A      12.07%      May 3, 1999
  Evergreen VA Growth and Income
   Fund.........................  (18.46%)   N/A       1.42%    October 31, 1998
  Evergreen VA High Income Fund.   3.90%     N/A       3.41%     July 29, 1999
  Evergreen VA International
   Growth Fund..................  (24.46%)   N/A      (1.06%)     May 3, 1999
  Evergreen VA Omega Fund.......    N/A      N/A     (17.36%)   January 2, 2001
  Federated American Leaders
   Fund II......................  (10.54%)   N/A      (4.29%)     May 1, 2000
  Federated High Income Bond
   Fund II......................  (4.96%)    N/A      (2.44%)   October 31, 1998
  Franklin Small Cap Fund -
    Class 2.....................  (21.54%)   N/A       2.48%      May 3, 1999
  Templeton Global Asset
   Allocation Fund - Class 2....  (16.25%)   N/A      (3.74%)     May 3, 1999
  Templeton Foreign Securities
   Fund - Class 2...............  (22.28%)   N/A      (6.31%)     May 3, 1999
  Templeton Developing Markets
   Securities Fund -  Class 2...  (14.40%)   N/A     (21.15%)     May 1, 2000
  MFS Emerging Growth Series....  (39.72%)   N/A       2.89%    October 31, 1998
  MFS Research Series...........  (27.52%)   N/A      (0.16%)   October 31, 1998
  MFS Total Return Series.......  (6.09%)    N/A       5.38%    October 31, 1998
  MFS Utilities Series..........  (30.47%)   N/A      (3.42%)     May 3, 1999
  Oppenheimer Capital
   Appreciation Fund/VA.........  (18.88%)   N/A      10.11%    October 31, 1998
  Oppenheimer Main Street Growth
   & Income Fund/VA.............  (16.47%)   N/A     (16.34%)     May 1, 2000
  Oppenheimer Multiple
   Strategies Fund/VA...........  (4.13%)    N/A       6.29%    October 31, 1998
  Oppenheimer Strategic Bond
   Fund/VA......................  (1.50%)    N/A       1.89%    October 31, 1998
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (36.01%)   N/A      (4.03%)   October 31, 1998
  Putnam VT Growth and Income
   Fund - Class IB Shares.......  (12.71%)   N/A      (3.25%)     May 1, 2000
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.......  (38.33%)   N/A     (39.67%)     May 1, 2000
  Putnam VT Money Market Fund -
    Class IB Shares.............  (2.58%)    N/A       2.52%    October 31, 1998
  Putnam VT New Value Fund -
    Class IB Shares.............  (3.03%)    N/A       8.46%    October 31, 1998
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (11.55%)   N/A      (2.22%)     May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2.............  (24.15%)   N/A     (24.09%)     May 1, 2000
  Fidelity - VIP Growth
   Opportunities - Service
   Class........................  (20.71%)   N/A     (15.76%)     May 3, 1999
  Fidelity - VIP High Income -
    Service Class...............  (18.03%)   N/A     (17.70%)     May 3, 1999
  Fidelity - VIP Index 500 -
    Initial Class...............  (18.40%)   N/A      (8.43%)     May 3, 1999
  Fidelity - VIP Investment
   Grade Bond - Initial Class...   2.10%     N/A       3.85%      May 3, 1999

                                  TABLE 1 - B
   Standard Average Annual Total Returns (Assuming a Surrender Charge and No
                       Managed Annuity Program, Liquidity
 Rider, Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement -
                                     Extra)
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                     Inception
                                   1 Year   5 Year    of the       Subaccount
                                   Ended    Ended   Subaccount     Inception
            Subaccount            12/31/01 12/31/01 to 12/31/01       Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares.......  (29.47%)   N/A     (28.10%)     May 1, 2000
  AIM V.I. Core Equity Fund -
    Series I shares.............  (29.03%)   N/A      (1.28%)   October 31, 1998
  AIM V.I. International Growth
   Fund - Series I shares.......  (29.72%)   N/A      (4.12%)   October 31, 1998
  AIM V.I. Premier Equity Fund -
    Series I shares.............  (18.77%)   N/A       1.95%    October 31, 1998
  AIM V.I. Dent Demographic
   Trends Fund -
   Series I shares..............  (38.09%)   N/A     (36.39%)     May 1, 2000
  Alliance Premier Growth -
    Class B.....................    N/A      N/A     (20.79%)   January 2, 2001
  Alliance Technology - Class B.    N/A      N/A     (25.86%)   January 2, 2001
  Davis Value...................  (16.61%)   N/A     (11.40%)     May 1, 2000
  Evergreen VA Blue Chip Fund...    N/A      N/A     (20.49%)   January 2, 2001
  Evergreen VA Capital Growth
   Fund.........................  (19.16%)   N/A      (3.06%)     May 3, 1999
  Evergreen VA Foundation Fund..  (14.79%)   N/A      (1.33%)   October 31, 1998
  Evergreen VA Fund.............  (24.05%)   N/A      (2.17%)   October 31, 1998
  Evergreen VA Global Leaders
   Fund.........................  (19.64%)   N/A      (6.12%)     May 3, 1999
  Evergreen VA Growth Fund......  (12.91%)   N/A      12.18%      May 3, 1999
  Evergreen VA Growth and Income
   Fund.........................  (18.38%)   N/A       1.53%    October 31, 1998
  Evergreen VA High Income Fund.    4.01%    N/A       3.52%     July 29, 1999
  Evergreen VA International
   Growth Fund..................  (24.38%)   N/A       0.95%      May 3, 1999
  Evergreen VA Omega Fund.......    N/A      N/A     (17.28%)   January 2, 2001
  Federated American Leaders
   Fund II......................  (10.44%)   N/A      (4.19%)     May 1, 2000
  Federated High Income Bond
   Fund II......................  (4.86%)    N/A      (2.33%)   October 31, 1998
  Franklin Small Cap Fund -
    Class 2.....................  (21.46%)   N/A       2.59%      May 3, 1999
  Templeton Global Asset
   Allocation Fund - Class 2....  (16.16%)   N/A      (3.63%)     May 3, 1999
  Templeton Foreign Securities
   Fund - Class 2...............  (22.20%)   N/A      (6.21%)     May 3, 1999
  Templeton Developing Markets
   Securities Fund - Class 2....  (14.30%)   N/A     (21.06%)     May 1, 2000
  MFS Emerging Growth Series....  (39.66%)   N/A       3.00%    October 31, 1998
  MFS Research Series...........  (27.45%)   N/A      (0.05%)   October 31, 1998
  MFS Total Return Series.......  (5.99%)    N/A       5.49%    October 31, 1998
  MFS Utilities Series..........  (30.39%)   N/A      (3.32%)     May 3, 1999
  Oppenheimer Capital
   Appreciation Fund/VA.........  (18.79%)   N/A      10.22%    October 31, 1998
  Oppenheimer Main Street Growth
   & Income Fund/VA.............  (16.38%)   N/A     (16.25%)     May 1, 2000
  Oppenheimer Multiple
   Strategies Fund/VA...........  (4.02%)    N/A       6.40%    October 31, 1998
  Oppenheimer Strategic Bond
   Fund/VA......................  (1.40%)    N/A       2.00%    October 31, 1998
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (35.94%)   N/A      (3.93%)   October 31, 1998
  Putnam VT Growth and Income
   Fund - Class IB Shares.......  (12.62%)   N/A      (3.15%)     May 1, 2000
  Putnam VT Growth
   Opportunities Fund -
   Class IB Shares..............  (38.27%)   N/A     (39.60%)     May 1, 2000
  Putnam VT Money Market Fund -
    Class IB Shares.............  (2.48%)    N/A       2.63%    October 31, 1998
  Putnam VT New Value Fund -
    Class IB Shares.............  (2.93%)    N/A       8.57%    October 31, 1998
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (11.45%)   N/A      (2.11%)     May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2.............  (24.07%)   N/A     (24.01%)     May 1, 2000
  Fidelity - VIP Growth
   Opportunities - Service
   Class........................  (20.63%)   N/A     (15.67%)     May 3, 1999
  Fidelity - VIP High Income -
    Service Class...............  (17.95%)   N/A     (17.61%)     May 3, 1999
  Fidelity - VIP Index 500 -
    Initial Class...............  (18.31%)   N/A      (8.33%)     May 3, 1999
  Fidelity - VIP Investment
   Grade Bond - Initial Class...   2.21%     N/A       3.96%      May 3, 1999

                                  TABLE 1 - C
                     Standard Average Annual Total Returns
     (Assuming a Surrender Charge and No Managed Annuity Program, Liquidity Rider, Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement -
                                     Extra)
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
-------------------------------------------------------------------------------

                                                     Inception
                                   1 Year   5 Year    of the       Subaccount
                                   Ended    Ended   Subaccount     Inception
            Subaccount            12/31/01 12/31/01 to 12/31/01       Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares.......  (29.36%)   N/A     (27.98%)     May 1, 2000
  AIM V.I. Core Equity Fund -
    Series I shares.............  (28.91%)   N/A      (1.12%)   October 31, 1998
  AIM V.I. International Growth
   Fund - Series I shares.......  (29.61%)   N/A      (3.97%)   October 31, 1998
  AIM V.I. Premier Equity Fund -
    Series I shares.............  (18.64%)   N/A       2.11%    October 31, 1998
  AIM V.I. Dent Demographic
   Trends Fund -Series I shares.  (37.99%)   N/A     (36.29%)     May 1, 2000
  Alliance Premier Growth -
    Class B.....................    N/A      N/A     (20.67%)   January 2, 2001
  Alliance Technology - Class B.    N/A      N/A     (25.74%)   January 2, 2001
  Davis Value...................  (16.48%)   N/A     (11.26%)     May 1, 2000
  Evergreen VA Blue Chip Fund...    N/A      N/A     (20.36%)   January 2, 2001
  Evergreen VA Capital Growth
   Fund.........................  (19.03%)   N/A      (2.91%)     May 3, 1999
  Evergreen VA Foundation Fund..  (14.65%)   N/A      (1.18%)   October 31, 1998
  Evergreen VA Fund.............  (23.93%)   N/A      (2.02%)   October 31, 1998
  Evergreen VA Global Leaders
   Fund.........................  (19.51%)   N/A      (5.97%)     May 3, 1999
  Evergreen VA Growth Fund......  (12.77%)   N/A      12.36%      May 3, 1999
  Evergreen VA Growth and Income
   Fund.........................  (18.25%)   N/A       1.68%    October 31, 1998
  Evergreen VA High Income Fund.   4.17%     N/A       3.68%     July 29, 1999
  Evergreen VA International
   Growth Fund..................  (24.26%)   N/A      (0.80%)     May 3, 1999
  Evergreen VA Omega Fund.......    N/A      N/A     (17.15%)   January 2, 2001
  Federated American Leaders
   Fund II......................  (10.30%)   N/A      (4.04%)     May 1, 2000
  Federated High Income Bond
   Fund II......................  (4.71%)    N/A      (2.18%)   October 31, 1998
  Franklin Small Cap Fund -
    Class 2.....................  (21.33%)   N/A       2.75%      May 3, 1999
  Templeton Global Asset
   Allocation Fund - Class 2....  (16.03%)   N/A      (3.48%)     May 3, 1999
  Templeton Foreign Securities
   Fund - Class 2...............  (22.08%)   N/A      (6.06%)     May 3, 1999
  Templeton Developing Markets
   Securities Fund - Class 2....  (14.17%)   N/A     (20.93%)     May 1, 2000
  MFS Emerging Growth Series....  (39.56%)   N/A       3.16%    October 31, 1998
  MFS Research Series...........  (27.33%)   N/A       0.11%    October 31, 1998
  MFS Total Return Series.......  (5.84%)    N/A       5.65%    October 31, 1998
  MFS Utilities Series..........  (30.28%)   N/A      (3.16%)     May 3, 1999
  Oppenheimer Capital
   Appreciation Fund/VA.........  (18.66%)   N/A      10.39%    October 31, 1998
  Oppenheimer Main Street Growth
   & Income Fund/VA.............  (16.24%)   N/A     (16.12%)     May 1, 2000
  Oppenheimer Multiple
   Strategies Fund/VA...........  (3.87%)    N/A       6.56%    October 31, 1998
  Oppenheimer Strategic Bond
   Fund/VA......................  (1.24%)    N/A       2.16%    October 31, 1998
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (35.84%)   N/A      (3.78%)   October 31, 1998
  PutnamVT Growth and Income
   Fund - Class IB Shares.......  (12.48%)   N/A      (2.99%)     May 1, 2000
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.......  (38.17%)   N/A     (39.50%)     May 1, 2000
  Putnam VT Money Market Fund -
    Class IB Shares.............  (2.32%)    N/A       2.79%    October 31, 1998
  Putnam VT New Value Fund -
    Class IB Shares.............  (2.77%)    N/A       8.74%    October 31, 1998
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (11.31%)   N/A      (1.96%)     May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2.............  (23.95%)   N/A     (23.89%)     May 1, 2000
  Fidelity - VIP Growth
   Opportunities - Service
   Class........................  (20.50%)   N/A     (15.53%)     May 3, 1999
  Fidelity - VIP High Income -
    Service Class...............  (17.81%)   N/A     (17.47%)     May 3, 1999
  Fidelity - VIP Index 500 -
    Initial Class...............  (18.18%)   N/A      (8.18%)     May 3, 1999
  Fidelity - VIP Investment
   Grade Bond - Initial Class...   2.37%     N/A       4.12%      May 3, 1999

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Tables 2-A, 2-B and 2-C are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, the tables below do not reflect the charge for any optional rider.

                                  TABLE 2 - A
    Non-Standard Average Annual Total Returns (Assuming No Surrender Charge, Managed Annuity Program, Liquidity Rider, Beneficiary Earnings Enhancement, or
                   Beneficiary Earnings Enhancement - Extra)
                             Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.50%)
-------------------------------------------------------------------------------

                                                     Inception
                                   1 Year   5 Year    of the       Subaccount
                                   Ended    Ended   Subaccount     Inception
            Subaccount            12/31/01 12/31/01 to 12/31/01       Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares.......  (24.42%)   N/A     (24.29%)     May 1, 2000
  AIM V.I. Core Equity Fund -
    Series I shares.............  (23.98%)   N/A      (0.57%)   October 31, 1998
  AIM V.I. International Growth
   Fund - Series I shares.......  (24.67%)   N/A      (3.31%)   October 31, 1998
  AIM V.I. Premier Equity Fund -
    Series I shares.............  (13.86%)   N/A       2.55%    October 31, 1998
  AIM V.I. Dent Demographic
   Trends Fund - Series I
   shares.......................  (32.93%)   N/A     (32.17%)     May 1, 2000
  Alliance Premier Growth -
    Class B.....................    N/A      N/A     (15.38%)   January 2, 2001
  Alliance Technology - Class B.    N/A      N/A     (20.42%)   January 2, 2001
  Davis Value...................  (11.73%)   N/A      (8.27%)     May 1, 2000
  Evergreen VA Blue Chip Fund...    N/A      N/A     (15.08%)   January 2, 2001
  Evergreen VA Capital Growth
   Fund.........................  (14.25%)   N/A      (1.47%)     May 3, 1999
  Evergreen VA Foundation Fund..  (9.93%)    N/A      (0.62%)   October 31, 1998
  Evergreen VA Fund.............  (19.07%)   N/A      (1.43%)   October 31, 1998
  Evergreen VA Global Leaders
   Fund.........................  (14.71%)   N/A      (4.38%)     May 3, 1999
  Evergreen VA Growth Fund......  (8.07%)    N/A      13.17%      May 3, 1999
  Evergreen VA Growth and Income
   Fund.........................  (13.47%)   N/A       2.15%    October 31, 1998
  Evergreen VA High Income Fund.   8.63%     N/A       4.99%     July 29, 1999
  Evergreen VA International
   Growth Fund..................  (19.39%)   N/A       0.55%      May 3, 1999
  Evergreen VA Omega Fund.......    N/A      N/A     (11.89%)   January 2, 2001
  Federated American Leaders
   Fund II......................  (5.64%)    N/A      (1.31%)     May 1, 2000
  Federated High Income Bond
   Fund II......................  (0.13%)    N/A      (1.59%)   October 31, 1998
  Franklin Small Cap Fund -
    Class 2.....................  (16.51%)   N/A       3.94%      May 3, 1999
  Templeton Global Asset
   Allocation Fund - Class 2....  (11.28%)   N/A      (2.01%)     May 3, 1999
  Templeton Foreign Securities
   Fund - Class 2...............  (17.24%)   N/A      (4.46%)     May 3, 1999
  Templeton Developing Markets
   Securities Fund - Class 2....  (9.45%)    N/A     (17.57%)     May 1, 2000
  MFS Emerging Growth Series....  (34.48%)   N/A       3.57%    October 31, 1998
  MFS Research Series...........  (22.42%)   N/A       0.62%    October 31, 1998
  MFS Total Return Series.......  (1.24%)    N/A       5.99%    October 31, 1998
  MFS Utilities Series..........  (25.33%)   N/A      (1.71%)     May 3, 1999
  Oppenheimer Capital
   Appreciation Fund/VA.........  (13.88%)   N/A     (10.60%)   October 31, 1998
  Oppenheimer Main Street Growth
   & Income Fund/VA.............  (11.50%)   N/A     (12.95%)     May 1, 2000
  Oppenheimer Multiple
   Strategies Fund/VA...........   0.70%     N/A       6.88%    October 31, 1998
  Oppenheimer Strategic Bond
   Fund/VA......................   3.29%     N/A       2.60%    October 31, 1998
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (30.81%)   N/A      (3.13%)   October 31, 1998
  Putnam VT Growth and Income
   Fund - Class IB Shares.......  (7.79%)    N/A      (0.30%)     May 1, 2000
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.......  (33.10%)   N/A     (35.19%)     May 1, 2000
  Putnam VT Money Market Fund -
    Class IB Shares.............   2.23%     N/A       3.21%    October 31, 1998
  Putnam VT New Value Fund -
    Class IB Shares.............   1.78%     N/A       8.99%    October 31, 1998
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (6.63%)    N/A       0.70%      May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2.............  (19.09%)   N/A     (20.39%)     May 1, 2000
  Fidelity - VIP Growth
   Opportunities - Service
   Class........................  (15.69%)   N/A     (13.40%)     May 3, 1999
  Fidelity - VIP High Income -
    Service Class...............  (13.04%)   N/A       5.22%      May 3, 1999
  Fidelity - VIP Index 500 -
    Initial Class...............  (13.41%)   N/A      (6.48%)     May 3, 1999
  Fidelity - VIP Investment
   Grade Bond - Initial Class...   6.85%     N/A       5.25%      May 3, 1999

                                  TABLE 2 - B
    Non-Standard Average Annual Total Returns (Assuming No Surrender Charge, Managed Annuity Program, Liquidity Rider, Beneficiary Earnings Enhancement, or
                   Beneficiary Earnings Enhancement - Extra)
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)
-------------------------------------------------------------------------------

                                                     Inception
                                   1 Year   5 Year    of the       Subaccount
                                   Ended    Ended   Subaccount     Inception
            Subaccount            12/31/01 12/31/01 to 12/31/01       Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares.......  (24.35%)   N/A     (24.22%)     May 1, 2000
  AIM V.I. Core Equity Fund -
    Series I shares.............  (23.91%)   N/A      (0.47%)   October 31, 1998
  AIM V.I. International Growth
   Fund - Series I shares.......  (24.60%)   N/A      (3.22%)   October 31, 1998
  AIM V.I. Premier Equity Fund -
    Series I shares.............  (13.78%)   N/A       2.66%    October 31, 1998
  AIM V.I. Dent Demographic
   Trends Fund - Series I
   shares.......................  (32.86%)   N/A     (32.10%)     May 1, 2000
  Alliance Premier Growth -
    Class B.....................    N/A      N/A     (15.30%)   January 2, 2001
  Alliance Technology - Class B.    N/A      N/A     (20.34%)   January 2, 2001
  Davis Value...................  (11.64%)   N/A      (8.18%)     May 1, 2000
  Evergreen VA Blue Chip Fund...    N/A      N/A     (15.00%)   January 2, 2001
  Evergreen VA Capital Growth
   Fund.........................  (14.16%)   N/A      (1.37%)     May 3, 1999
  Evergreen VA Foundation Fund..  (9.84%)    N/A      (0.52%)   October 31, 1998
  Evergreen VA Fund.............  (18.99%)   N/A      (1.33%)   October 31, 1998
  Evergreen VA Global Leaders
   Fund.........................  (14.63%)   N/A      (4.29%)     May 3, 1999
  Evergreen VA Growth Fund......  (7.98%)    N/A      13.29%      May 3, 1999
  Evergreen VA Growth and Income
   Fund.........................  (13.38%)   N/A       2.25%    October 31, 1998
  Evergreen VA High Income Fund.   8.74%     N/A       5.09%     July 29, 1999
  Evergreen VA International
   Growth Fund..................  (19.32%)   N/A       0.65%      May 3, 1999
  Evergreen VA Omega Fund.......    N/A      N/A     (11.81%)   January 2, 2001
  Federated American Leaders
   Fund II......................  (5.54%)    N/A      (1.21%)     May 1, 2000
  Federated High Income Bond
   Fund II......................  (0.03%)    N/A      (1.49%)   October 31, 1998
  Franklin Small Cap Fund -
    Class 2.....................  (16.43%)   N/A       4.04%      May 3, 1999
  Templeton Global Asset
   Allocation Fund - Class 2....  (11.20%)   N/A      (1.92%)     May 3, 1999
  Templeton Foreign Securities
   Fund - Class 2...............  (17.16%)   N/A      (4.37%)     May 3, 1999
  Templeton Developing Markets
   Securities Fund - Class 2....  (9.36%)    N/A     (17.48%)     May 1, 2000
  MFS Emerging Growth Series....  (34.41%)   N/A       3.68%    October 31, 1998
  MFS Research Series...........  (22.35%)   N/A       0.72%    October 31, 1998
  MFS Total Return Series.......   1.14%     N/A       6.09%    October 31, 1998
  MFS Utilities Series..........  (25.26%)   N/A      (1.61%)     May 3, 1999
  Oppenheimer Capital
   Appreciation Fund/VA.........  (13.79%)   N/A      10.71%    October 31, 1998
  Oppenheimer Main Street Growth
   & Income Fund/VA.............  (11.41%)   N/A     (12.86%)     May 1, 2000
  Oppenheimer Multiple
   Strategies Fund/VA...........   0.80%     N/A       6.99%    October 31, 1998
  Oppenheimer Strategic Bond
   Fund/VA......................   3.39%     N/A       2.71%    October 31, 1998
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (30.74%)   N/A      (3.03%)   October 31, 1998
  Putnam VT Growth and Income
   Fund - Class IB Shares.......  (7.69%)    N/A      (0.20%)     May 1, 2000
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.......  (33.04%)   N/A     (35.13%)     May 1, 2000
  Putnam VT Money Market Fund -
    Class IB Shares.............   2.33%     N/A       3.32%    October 31, 1998
  Putnam VT New Value Fund -
    Class IB Shares.............   1.88%     N/A       9.10%    October 31, 1998
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (6.54%)    N/A       0.80%      May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2.............  (19.01%)   N/A     (20.31%)     May 1, 2000
  Fidelity - VIP Growth
   Opportunities - Service
   Class........................  (15.61%)   N/A     (13.31%)     May 3, 1999
  Fidelity - VIP High Income -
    Service Class...............  (12.96%)   N/A     (15.13%)     May 3, 1999
  Fidelity - VIP Index 500 -
    Initial Class...............  (13.32%)   N/A      (6.38%)     May 3, 1999
  Fidelity - VIP Investment
   Grade Bond - Initial Class...   6.96%     N/A       5.36%      May 3, 1999

                                  TABLE 2 - C
    Non-Standard Average Annual Total Returns (Assuming No Surrender Charge, Managed Annuity Program, Liquidity Rider, Beneficiary Earnings Enhancement, or
                   Beneficiary Earnings Enhancement - Extra)
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

--------------------------------------------------------------------------------
                                                     Inception
                                   1 Year   5 Year    of the       Subaccount
                                   Ended    Ended   Subaccount     Inception
            Subaccount            12/31/01 12/31/01 to 12/31/01       Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares.......  (24.23%)   N/A     (24.41%)     May 1, 2000
  AIM V.I. Core Equity Fund -
    Series I shares.............  (23.79%)   N/A      (0.32%)   October 31, 1998
  AIM V.I. International Growth
   Fund - Series I shares.......  (24.48%)   N/A      (3.07%)   October 31, 1998
  AIM V.I. Premier Equity Fund -
    Series I shares.............  (13.65%)   N/A       2.81%    October 31, 1998
  AIM V.I. Dent Demographic
   Trends Fund - Series I
   shares.......................  (32.76%)   N/A     (32.00%)     May 1, 2000
  Alliance Premier Growth -
    Class B.....................    N/A      N/A     (15.17%)   January 2, 2001
  Alliance Technology - Class B.    N/A      N/A     (20.22%)   January 2, 2001
  Davis Value...................  (11.51%)   N/A      (8.05%)     May 1, 2000
  Evergreen VA Blue Chip Fund...    N/A      N/A     (14.87%)   January 2, 2001
  Evergreen VA Capital Growth
   Fund.........................  (14.03%)   N/A      (1.23%)     May 3, 1999
  Evergreen VA Foundation Fund..  (9.70%)    N/A      (0.37%)   October 31, 1998
  Evergreen VA Fund.............  (18.87%)   N/A      (1.18%)   October 31, 1998
  Evergreen VA Global Leaders
   Fund.........................  (14.50%)   N/A      (4.15%)     May 3, 1999
  Evergreen VA Growth Fund......  (7.84%)    N/A      13.46%      May 3, 1999
  Evergreen VA Growth and Income
   Fund.........................  (13.25%)   N/A       2.40%    October 31, 1998
  Evergreen VA High Income Fund.   8.90%     N/A       5.25%     July 29, 1999
  Evergreen VA International
   Growth Fund..................  (19.20%)   N/A       0.80%      May 3, 1999
  Evergreen VA Omega Fund.......    N/A      N/A     (11.68%)   January 2, 2001
  Federated American Leaders
   Fund II......................  (5.40%)    N/A      (1.07%)     May 1, 2000
  Federated High Income Bond
   Fund II......................   0.12%     N/A      (1.34%)   October 31, 1998
  Franklin Small Cap Fund -
    Class 2.....................  (16.30%)   N/A       4.20%      May 3, 1999
  Templeton Global Asset
   Allocation Fund - Class 2....  (11.06%)   N/A      (1.77%)     May 3, 1999
  Templeton Foreign Securities
   Fund - Class 2...............  (17.04%)   N/A      (4.23%)     May 3, 1999
  Templeton Developing Markets
   Securities Fund - Class 2....  (9.22%)    N/A     (17.36%)     May 1, 2000
  MFS Emerging Growth Series....  (34.31%)   N/A       3.84%    October 31, 1998
  MFS Research Series...........  (22.23%)   N/A       0.87%    October 31, 1998
  MFS Total Return Series.......  (1.00%)    N/A       6.26%    October 31, 1998
  MFS Utilities Series..........  (25.15%)   N/A      (1.47%)     May 3, 1999
  Oppenheimer Capital
   Appreciation Fund/VA.........  (13.66%)   N/A      10.88%    October 31, 1998
  Oppenheimer Main Street Growth
   & Income Fund/VA.............  (11.28%)   N/A     (12.73%)     May 1, 2000
  Oppenheimer Multiple
   Strategies Fund/VA...........   0.95%     N/A       7.14%    October 31, 1998
  Oppenheimer Strategic Bond
   Fund/VA......................   3.55%     N/A       2.86%    October 31, 1998
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (30.64%)   N/A      (2.89%)   October 31, 1998
  Putnam VT Growth and Income
   Fund - Class IB Shares.......  (7.56%)    N/A      (0.05%)     May 1, 2000
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.......  (32.94%)   N/A     (35.03%)     May 1, 2000
  Putnam VT Money Market Fund -
    Class IB Shares.............   2.48%     N/A       3.47%    October 31, 1998
  Putnam VT New Value Fund -
    Class IB Shares.............   2.03%     N/A       9.26%    October 31, 1998
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (6.40%)    N/A       0.95%      May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2.............  (18.89%)   N/A     (20.19%)     May 1, 2000
  Fidelity - VIP Growth
   Opportunities - Service
   Class........................  (15.48%)   N/A     (13.18%)     May 3, 1999
  Fidelity - VIP High Income -
    Service Class...............  (12.83%)   N/A     (15.01%)     May 3, 1999
  Fidelity - VIP Index 500 -
    Initial Class...............  (13.19%)   N/A      (6.25%)     May 3, 1999
  Fidelity - VIP Investment
   Grade Bond - Initial Class...   7.12%     N/A       5.51%      May 3, 1999

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Tables 3-A, 3-B and 3-C assume a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Tables 4-A, 4-B and 4-C assume that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, the tables below do not reflect the charge for any optional riders.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2001, were as follows:

                                  TABLE 3 - A
 Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/) (Assuming
    A Surrender Charge and No Managed Annuity Program, Beneficiary Earnings
                    Enhancement - Extra or Liquidity Rider)
                             Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.50%)

--------------------------------------------------------------------------------
                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                        1 Year   5 Year  Inception   Inception Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares.......  (29.55%)  4.41%    10.06%      May 5, 1993
  AIM V.I. Core Equity Fund -
    Series I shares.............  (29.10%)  5.66%     9.67%      May 2, 1994
  AIM V.I. International Growth
   Fund - Series I shares.......  (29.80%) (0.03%)    5.23%      May 5, 1993
  AIM V.I. Premier Equity Fund -
    Series I shares.............  (18.86%)  8.03%    11.69%      May 5, 1993
  AIM V.I. Dent Demographic
   Trends Fund - Series I
   shares.......................  (38.15%)   N/A    (29.77%)  December 29, 1999
  Alliance Premier Growth -
    Class B.....................  (23.68%)  10.78%   15.14%     June 26, 1992
  Alliance Technology - Class B.  (31.71%)  10.65%   10.38%    January 11, 1996
  Davis Value...................  (16.70%)   N/A     (3.06%)     July 1, 1999
  Evergreen VA Blue Chip Fund...  (22.88%)   N/A    (20.76%)    April 28, 2000
  Evergreen VA Capital Growth
   Fund.........................  (19.25%)   N/A      2.34%     March 3, 1998
  Evergreen VA Foundation Fund..  (14.88%)  4.74%     6.38%     March 1, 1996
  Evergreen VA Fund.............  (24.13%)  3.77%     5.47%     March 1, 1996
  Evergreen VA Global Leaders
   Fund.........................  (19.72%)   N/A      3.43%     March 6, 1997
  Evergreen VA Growth Fund......  (13.00%)   N/A      2.12%     March 3, 1998
  Evergreen VA Growth and Income
   Fund.........................  (18.46%)  6.31%     8.33%     March 1, 1996
  Evergreen VA High Income Fund.   3.90%     N/A      3.41%     July 29, 1999
  Evergreen VA International
   Growth Fund..................  (24.46%)   N/A     (2.03%)   August 17, 1998
  Evergreen VA Omega Fund.......  (21.08%)   N/A      6.88%     March 6, 1997
  Federated American Leaders
   Fund II......................  (10.54%)  8.58%    11.33%   February 10, 1994
  Federated High Income Bond
   Fund II......................  (4.96%)   0.44%     3.39%     March 1, 1994
  Franklin Small Cap Fund -
    Class 2.....................  (21.54%)  6.18%     9.51%    November 1, 1995
  Templeton Global Asset
   Allocation Fund - Class 2....  (16.25%)  4.61%    8.39%+    August 24, 1988
  Templeton Foreign Securities
   Fund - Class 2...............  (22.28%)  3.05%    7.898%      May 1, 1992
  Templeton Developing Markets
   Securities Fund - Class 2....  (14.40%) (13.23%) (12.54%)    March 4, 1996
  MFS Emerging Growth Series....  (39.72%)  7.45%    10.70%     July 24, 1995
  MFS Research Series...........  (27.52%)  5.03%     8.52%     July 26, 1995
  MFS Total Return Series.......  (6.09%)   8.65%    11.48%    January 3, 1995
  MFS Utilities Series..........  (30.47%)  8.88%    13.04%    January 3, 1995
  Oppenheimer Capital
   Appreciation Fund/VA.........  (18.88%)  12.47%   13.47%+    April 3, 1985
  Oppenheimer Main Street Growth
   & Income Fund/VA.............  (16.47%)  5.10%    11.95%      July 5, 1995
  Oppenheimer Multiple
   Strategies Fund/VA...........  (4.13%)   7.10%    8.54%+    February 9, 1987
  Oppenheimer Strategic Bond
   Fund/VA......................  (1.50%)   2.77%     4.01%      May 3, 1993
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (36.01%)  2.18%    6.14%+      May 1, 1990
  Putnam VT Growth and Income
   Fund - Class IB Shares.......  (12.71%)  6.31%    10.11%+   February 1, 1988
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.......  (38.33%)   N/A    (34.73%)   February 1, 2000
  Putnam VT Money Market Fund -
    Class IB Shares.............  (2.58%)   3.34%    2.85%+    February 1, 1988
  Putnam VT New Value Fund -
    Class IB Shares.............  (3.03%)    N/A      7.89%    January 2, 1997
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (11.55%)  7.59%    11.81%+   October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2.............  (24.15%)  9.49%    11.44%+   October 9, 1986
  Fidelity - VIP Growth
   Opportunities - Service
   Class........................  (20.71%)  2.13%     7.78%    January 3, 1995
  Fidelity - VIP High Income -
    Service Class...............  (18.03%) (5.04%)   3.69%+   September 19, 1985
  Fidelity - VIP Index 500 -
    Initial Class...............  (18.40%)  8.71%    11.73%    August 27, 1992
  Fidelity - VIP Investment
   Grade Bond - Initial Class...   2.10%    5.60%    5.31%+    December 5, 1988
--------------------------------------------------------------------------------

 +Ten Year Date

                                  TABLE 3 - B
 Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/) (Assuming
    A Surrender Charge and No Managed Annuity Program, Beneficiary Earnings
                    Enhancement - Extra or Liquidity Rider)
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                        1 Year   5 Year  Inception   Inception Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares.......  (29.47%)  4.52%    10.17%      May 5, 1993
  AIM V.I. Core Equity Fund -
    Series I shares.............  (29.03%)  5.76%     9.78%      May 2, 1994
  AIM V.I. International Growth
   Fund - Series I shares.......  (29.72%)  0.07%     5.34%      May 5, 1993
  AIM V.I. Premier Equity Fund -
    Series I shares.............  (18.77%)  8.14%    11.81%      May 5, 1993
  AIM V.I. Dent Demographic
   Trends Fund -  Series I
   shares.......................  (38.09%)   N/A    (26.69%)  December 29, 1999
  Alliance Premier Growth -
    Class B.....................  (23.60%)  10.89%   15.26%     June 26, 1992
  Alliance Technology - Class B.  (31.63%)  10.76%   10.49%    January 11, 1996
  Davis Value...................  (16.61%)   N/A     (2.96%)     July 1, 1999
  Evergreen VA Blue Chip Fund...  (22.80%)   N/A    (20.68%)    April 28, 2000
  Evergreen VA Capital Growth
   Fund.........................  (19.16%)   N/A      2.45%     March 3, 1998
  Evergreen VA Foundation Fund..   14.79%   4.84%     6.48%     March 1, 1996
  Evergreen VA Fund.............  (24.05%)  3.88%     5.58%     March 1, 1996
  Evergreen VA Global Leaders
   Fund.........................  (19.64%)   N/A      3.54%     March 6, 1997
  Evergreen VA Growth Fund......  (12.91%)   N/A      2.22%     March 3, 1998
  Evergreen VA Growth and Income
   Fund.........................  (18.38%)  6.41%     8.44%     March 1, 1996
  Evergreen VA High Income Fund.   4.01%     N/A      3.52%     July 29, 1999
  Evergreen VA International
   Growth Fund..................  (24.38%)   N/A     (1.93%)   August 17, 1998
  Evergreen VA Omega Fund.......  (20.99%)   N/A      6.99%     March 6, 1997
  Federated American Leaders
   Fund II......................  (10.44%)  8.69%    11.44%   February 10, 1994
  Federated High Income Bond
   Fund II......................  (4.86%)   0.54%     3.49%     March 1, 1994
  Franklin Small Cap Fund -
    Class 2.....................  (21.46%)  6.29%     9.62%    November 1, 1995
  Templeton Global Asset
   Allocation Fund - Class 2....  (16.16%)  4.72%    8.50%+    August 24, 1988
  Templeton Foreign Securities
   Fund - Class 2...............  (22.20%)  3.15%     8.09%      May 1, 1992
  Templeton Developing Markets
   Securities Fund - Class 2....  (14.30%) (13.14%) (12.45%)    March 4, 1996
  MFS Emerging Growth Series....  (39.66%)  7.55%    10.81%     July 24, 1995
  MFS Research Series...........  (27.45%)  5.13%     8.63%     July 26, 1995
  MFS Total Return Series.......  (5.99%)   8.76%    11.60%    January 3, 1995
  MFS Utilities Series..........  (30.39%)  8.99%    13.15%    January 3, 1995
  Oppenheimer Capital
   Appreciation Fund/VA.........  (18.79%)  12.58%   13.59%+    April 3, 1985
  Oppenheimer Main Street Growth
   & Income Fund/VA.............  (16.38%)  5.21%    12.06%      July 5, 1995
  Oppenheimer Multiple
   Strategies Fund/VA...........  (4.02%)   7.21%    8.65%+    February 9, 1987
  Oppenheimer Strategic Bond
   Fund/VA......................  (1.40%)   2.88%     4.12%      May 3, 1993
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (35.94%)  2.28%    6.24%+      May 1, 1990
  Putnam VT Growth and Income
   Fund - Class IB Shares.......  (12.62%)  6.41%    10.22%+   February 1, 1988
  Putnam VT Growth Opportunities
   Fund -  Class IB Shares......  (38.27%)   N/A    (34.66%)   February 1, 2000
  Putnam VT Money Market Fund -
    Class IB Shares.............  (2.48%)   3.45%    2.95%+    February 1, 1988
  Putnam VT New Value Fund -
    Class IB Shares.............   2.93%     N/A      8.00%    January 2, 1997
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (11.45%)  7.70%    11.93%+   October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2.............  (24.07%)  9.60%    11.55%+   October 9, 1986
  Fidelity - VIP Growth
   Opportunities - Service
   Class........................  (20.63%)  2.23%     7.89%    January 3, 1995
  Fidelity - VIP High Income -
    Service Class...............  (17.95%) (4.95%)   3.80%+   September 19, 1985
  Fidelity - VIP Index 500 -
    Initial Class...............  (18.31%)  8.82%    11.84%    August 27, 1992
  Fidelity - VIP Investment
   Grade Bond - Initial Class...   2.21%    5.71%    5.42%+    December 5, 1988
--------------------------------------------------------------------------------
  +Ten Year Date

                                  TABLE 3 - C
 Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/) (Assuming
    A Surrender Charge and No Managed Annuity Program, Beneficiary Earnings
                    Enhancement - Extra or Liquidity Rider)
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
-------------------------------------------------------------------------------

                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                        1 Year   5 Year  Inception   Inception Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares.......  (29.36%)  4.67%    10.33%      May 5, 1993
  AIM V.I. Core Equity Fund -
    Series I shares.............  (28.91%)  5.92%     9.95%      May 2, 1994
  AIM V.I. International Growth
   Fund - Series I shares.......  (29.61%)  0.22%     5.49%      May 5, 1993
  AIM V.I. Premier Equity Fund -
    Series I shares.............  (18.64%)  8.30%    11.97%      May 5, 1993
  AIM V.I. Dent Demographic
   Trends Fund - Series I
   shares.......................  (37.99%)   N/A    (29.57%)  December 29, 1999
  Alliance Premier Growth -
    Class B.....................  (23.48%)  11.05%   15.43%     June 26, 1992
  Alliance Technology - Class B.  (31.53%)  10.93%   10.66%    January 11, 1996
  Davis Value...................  (16.48%)   N/A     (2.80%)     July 1, 1999
  Evergreen VA Blue Chip Fund...  (22.68%)   N/A    (20.55%)    April 28, 2000
  Evergreen VA Capital Growth
   Fund.........................  (19.03%)   N/A      2.61%     March 3, 1998
  Evergreen VA Foundation Fund..  (14.65%)  5.00%     6.64%     March 1, 1996
  Evergreen VA Fund.............  (23.93%)  4.03%     5.74%     March 1, 1996
  Evergreen VA Global Leaders
   Fund.........................  (19.51%)   N/A      3.70%     March 6, 1997
  Evergreen VA Growth Fund......  (12.77%)   N/A      2.38%     March 3, 1998
  Evergreen VA Growth and Income
   Fund.........................  (18.25%)  6.57%     8.60%     March 1, 1996
  Evergreen VA High Income Fund.   4.17%     N/A      3.68%     July 29, 1999
  Evergreen VA International
   Growth Fund..................  (24.26%)   N/A     (1.78%)   August 17, 1998
  Evergreen VA Omega Fund.......  (20.87%)   N/A      7.16%     March 6, 1997
  Federated American Leaders
   Fund II......................  (10.30%)  8.85%    11.60%   February 10, 1994
  Federated High Income Bond
   Fund II......................  (4.71%)   0.69%     3.65%     March 1, 1994
  Franklin Small Cap Fund -
    Class 2.....................  (21.33%)  6.45%     9.78%    November 1, 1995
  Templeton Global Asset
   Allocation Fund - Class 2....  (16.03%)  4.87%    8.67%+    August 24, 1988
  Templeton Foreign Securities
   Fund - Class 2...............  (22.08%)  3.30%     8.25%      May 1, 1992
  Templeton Developing Markets
   Securities Fund - Class 2....  (14.17%) (13.01%) (12.32%)    March 4, 1996
  MFS Emerging Growth Series....  (39.56%)  7.72%    10.98%     July 24, 1995
  MFS Research Series...........  (27.33%)  5.29%     8.79%     July 26, 1995
  MFS Total Return Series.......  (5.84%)   8.92%    11.76%    January 3, 1995
  MFS Utilities Series..........  (30.28%)  9.15%    13.32%    January 3, 1995
  Oppenheimer Capital
   Appreciation Fund/VA.........  (18.66%)  12.75%   13.76%+    April 3, 1985
  Oppenheimer Main Street Growth
   & Income Fund/VA.............  (16.24%)  5.36%    12.23%      July 5, 1995
  Oppenheimer Multiple
   Strategies Fund/VA...........  (3.87%)   7.37%    8.81%+    February 9, 1987
  Oppenheimer Strategic Bond
   Fund/VA......................  (1.24%)   3.03%     4.27%      May 3, 1993
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (35.84%)  2.43%    6.40%+      May 1, 1990
  Putnam VT Growth and Income
   Fund - Class IB Shares.......  (12.48%)  6.57%    10.39%+   February 1, 1988
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.......  (38.17%)   N/A    (34.56%)   February 1, 2000
  Putnam VT Money Market Fund -
    Class IB Shares.............  (2.32%)   3.60%    3.10%+    February 1, 1988
  Putnam VT New Value Fund -
    Class IB Shares.............  (2.77%)    N/A      8.16%    January 2, 1997
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (11.31%)  7.86%    12.09%+   October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2.............  (23.95%)  9.76%    11.72%+   October 9, 1986
  Fidelity - VIP Growth
   Opportunities - Service
   Class........................  (20.50%)  2.38%     8.05%    January 3, 1995
  Fidelity - VIP High Income -
    Service Class...............  (17.81%) (4.81%)   3.95%+   September 19, 1985
  Fidelity - VIP Index 500 -
    Initial Class...............  (18.18%)  8.98%    12.01%    August 27, 1992
  Fidelity - VIP Investment
   Grade Bond-Initial Class.....   2.37%    5.86%    5.57%+    December 5, 1988
--------------------------------------------------------------------------------
  + Ten Year Date

(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.

                                  TABLE 4 - A
 Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/) (Assuming
       No Surrender Charge, Managed Annuity Program, Beneficiary Earnings
                    Enhancement - Extra or Liquidity Rider)
                             Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.50%)

--------------------------------------------------------------------------------
                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                        1 Year   5 Year  Inception   Inception Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares.......  (24.42%)  4.44%    10.09%      May 5, 1993
  AIM V.I. Core Equity Fund -
    Series I shares.............  (23.98%)  5.69%     9.70%      May 2, 1994
  AIM V.I. International Growth
   Fund - Series I shares.......  (24.67%)  0.00%     5.26%      May 5, 1993
  AIM V.I. Premier Equity Fund -
    Series I shares.............  (13.86%)  8.06%    11.72%      May 5, 1993
  AIM V.I. Dent Demographic
   Trends Fund -  Series I
   shares.......................  (32.93%)   N/A    (26.25%)  December 29, 1999
  Alliance Premier Growth-Class
   B............................  (18.62%)  10.81%   15.17%     June 26, 1992
  Alliance Technology - Class B.  (26.56%)  10.68%   10.41%    January 11, 1996
  Davis Value...................  (11.73%)   N/A     (1.27%)     July 1, 1999
  Evergreen VA Blue Chip Fund...  (17.84%)   N/A    (17.21%)    April 28, 2000
  Evergreen VA Capital Growth
   Fund.........................  (14.25%)   N/A      2.91%     March 3, 1998
  Evergreen VA Foundation Fund..  (9.93%)   4.77%     6.41%     March 1, 1996
  Evergreen VA Fund.............  (19.07%)  3.81%     5.51%     March 1, 1996
  Evergreen VA Global Leaders
   Fund.........................  (14.71%)   N/A      3.61%     March 6, 1997
  Evergreen VA Growth Fund......  (8.07%)    N/A      2.69%     March 3, 1998
  Evergreen VA Growth and Income
   Fund.........................  (13.47%)  6.34%     8.36%     March 1, 1996
  Evergreen VA High Income Fund.   9.63%     N/A      4.99%     July 29, 1999
  Evergreen VA International
   Growth Fund..................  (19.39%)   N/A     (1.24%)   August 17, 1998
  Evergreen VA Omega Fund.......  (16.05%)   N/A      7.01%     March 6, 1997
  Federated American Leaders
   Fund II......................  (5.64%)   8.61%    11.36%   February 10, 1994
  Federated High Income Bond
   Fund II......................  (0.13%)   0.47%     3.42%     March 1, 1994
  Franklin Small Cap Fund -
    Class 2.....................  (16.51%)  6.21%     9.54%    November 1, 1995
  Templeton Global Asset
   Allocation Fund - Class 2....  (11.28%)  4.64%    8.43%+    August 24, 1988
  Templeton Foreign Securities
   Fund - Class 2...............  (17.24%)  3.08%     8.01%      May 1, 1992
  Templeton Developing Markets
   Securities Fund - Class 2....  (9.45%)  (13.20%) (12.50%)    March 4, 1996
  MFS Emerging Growth Series....  (34.48%)  7.48%    10.73%     July 24, 1995
  MFS Research Series...........  (22.42%)  5.06%     8.55%     July 26, 1995
  MFS Total Return Series.......  (1.24%)   8.68%    11.51%    January 3, 1995
  MFS Utilities Series..........  (25.33%)  8.91%    13.07%    January 3, 1995
  Oppenheimer Capital
   Appreciation Fund/VA.........  (13.88%)  12.50%   13.51%+    April 3, 1985
  Oppenheimer Main Street Growth
   & Income Fund/VA.............  (11.50%)  5.13%    11.98%      July 5, 1995
  Oppenheimer Multiple
   Strategies Fund/VA...........   0.70%    7.13%    8.57%+    February 9, 1987
  Oppenheimer Strategic Bond
   Fund/VA......................   3.29%    2.81%     4.04%      May 3, 1993
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (30.81%)  2.21%    6.17%+      May 1, 1990
  Putnam VT Growth and Income
   Fund - Class IB Shares.......  (7.79%)   6.34%    10.14%+   February 1, 1988
  Putnam VT Growth Opportunities
   Fund -  Class IB Shares......  (33.10%)   N/A    (30.64%)   February 1, 2000
  Putnam VT Money Market Fund -
    Class IB Shares.............   2.23%    3.38%    2.88%+    February 1, 1988
  Putnam VT New Value Fund -
    Class IB Shares.............   1.78%     N/A      8.00%    January 2, 1997
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (6.63%)   7.62%    11.85%+   October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2.............  (19.09%)  9.52%    11.47%+   October 9, 1986
  Fidelity - VIP Growth
   Opportunities - Service
   Class........................  (15.69%)  2.16%     7.82%    January 3, 1995
  Fidelity - VIP High Income -
    Service Class...............  (13.04%) (5.01%)   3.72%+   September 19, 1985
  Fidelity - VIP Index 500 -
    Initial Class...............  (13.41%)  8.74%    11.76%    August 27, 1992
  Fidelity - VIP Investment
   Grade Bond-Initial Class.....   6.85%    5.63%    5.34%+    December 5, 1988
  +Ten Year Date

                                  TABLE 4 - B
 Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/) (Assuming
       No Surrender Charge, Managed Annuity Program, Beneficiary Earnings
                    Enhancement - Extra or Liquidity Rider)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                        1 Year   5 Year  Inception   Inception Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares.......  (24.35%)  4.55%    10.20%      May 5, 1993
  AIM V.I. Core Equity Fund -
    Series I shares.............  (23.91%)  5.80%     9.81%      May 2, 1994
  AIM V.I. International Growth
   Fund - Series I shares.......  (24.60%)  0.10%     5.37%      May 5, 1993
  AIM V.I. Premier Equity Fund -
    Series I shares.............  (13.78%)  8.17%    11.84%      May 5, 1993
  AIM V.I. Dent Demographic
   Trends Fund -  Series I
   shares.......................  (32.86%)   N/A    (26.18%)  December 29, 1999
  Alliance Premier Growth -
    Class B.....................  (18.54%)  10.92%   15.29%     June 26, 1992
  Alliance Technology - Class B.  (26.49%)  10.79%   10.52%    January 11, 1996
  Davis Value...................  (11.64%)   N/A     (1.17%)     July 1, 1999
  Evergreen VA Blue Chip Fund...  (17.75%)   N/A    (17.12%)    April 28, 2000
  Evergreen VA Capital Growth
   Fund.........................  (14.16%)   N/A      3.01%     March 3, 1998
  Evergreen VA Foundation Fund..  (9.84%)   4.87%     6.52%     March 1, 1996
  Evergreen VA Fund.............  (18.99%)  3.91%     5.61%     March 1, 1996
  Evergreen VA Global Leaders
   Fund.........................  (14.63%)   N/A      3.72%     March 6, 1997
  Evergreen VA Growth Fund......  (7.98%)    N/A      2.80%     March 3, 1998
  Evergreen VA Growth and Income
   Fund.........................  (13.38%)  6.45%     8.47%     March 1, 1996
  Evergreen VA High Income Fund.   8.74%     N/A      5.09%     July 29, 1999
  Evergreen VA International
   Growth Fund..................  (19.32%)   N/A     (1.14%)   August 17, 1998
  Evergreen VA Omega Fund.......  (15.97%)   N/A      7.12%     March 6, 1997
  Federated American Leaders
   Fund II......................  (5.54%)   8.72%    11.47%   February 10, 1994
  Federated High Income Bond
   Fund II......................  (0.03%)   0.57%     3.52%     March 1, 1994
  Franklin Small Cap Fund -
    Class 2.....................  (16.43%)  6.32%     9.65%    November 1, 1995
  Templeton Global Asset
   Allocation Fund - Class 2....  (11.20%)  4.75%    8.54%+    August 24, 1988
  Templeton Foreign Securities
   Fund - Class 2...............  (17.16%)  3.18%     8.12%      May 1, 1992
  Templeton Developing Markets
   Securities Fund - Class 2....  (9.36%)  (13.11%) (12.42%)    March 4, 1996
  MFS Emerging Growth Series....  (34.41%)  7.59%    10.85%     July 24, 1995
  MFS Research Series...........  (22.35%)  5.17%     8.66%     July 26, 1995
  MFS Total Return Series.......  (1.14%)   8.79%    11.63%    January 3, 1995
  MFS Utilities Series..........  (25.26%)  9.02%    13.18%    January 3, 1995
  Oppenheimer Capital
   Appreciation Fund/VA.........  (13.79%)  12.61%   13.62%+    April 3, 1985
  Oppenheimer Main Street Growth
   & Income Fund/VA.............  (11.41%)  5.24%    12.09%      July 5, 1995
  Oppenheimer Multiple
   Strategies Fund/VA...........   0.80%    7.24%    8.68%+    February 9, 1987
  Oppenheimer Strategic Bond
   Fund/VA......................   3.39%    2.91%     4.15%      May 3, 1993
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (30.74%)  2.31%    6.28%+      May 1, 1990
  Putnam VT Growth and Income
   Fund - Class IB Shares.......  (7.69%)   6.44%    10.26%+   February 1, 1988
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.......  (33.04%)   N/A    (30.58%)   February 1, 2000
  Putnam VT Money Market Fund -
    Class IB Shares.............   2.33%    3.48%    2.98%+    February 1, 1988
  Putnam VT New Value Fund -
    Class IB Shares.............   1.88%     N/A      8.10%    January 2, 1997
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (6.54%)   7.73%    11.96%+   October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2.............  (19.01%)  9.63%    11.59%+   October 9, 1986
  Fidelity - VIP Growth
   Opportunities - Service
   Class........................  (15.61%)  2.26%     7.93%    January 3, 1995
  Fidelity - VIP High Income -
    Service Class...............  (12.96%) (4.92%)   3.83%+   September 19, 1985
  Fidelity - VIP Index 500 -
    Initial Class...............  (13.32%)  8.85%    11.87%    August 27, 1992
  Fidelity - VIP Investment
   Grade Bond - Initial Class...   6.96%    5.74%    5.45%+    December 5, 1988
--------------------------------------------------------------------------------
  +Ten Year Date

                                  TABLE 4 - C
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/) (Assuming No Surrender Charge, Managed Annuity Program, Beneficiary Earnings
                    Enhancement - Extra or Liquidity Rider)
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

--------------------------------------------------------------------------------
                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                        1 Year   5 Year  Inception   Inception Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund - Series I shares.......  (24.23%)  4.70%    10.37%      May 5, 1993
  AIM V.I. Core Equity Fund -
    Series I shares.............  (23.79%)  5.96%     9.98%      May 2, 1994
  AIM V.I. International Growth
   Fund - Series I shares.......  (24.28%)  0.25%     5.52%      May 5, 1993
  AIM V.I. Premier Equity Fund -
    Series I shares.............  (13.65%)  8.33%    12.00%      May 5, 1993
  AIM V.I. Dent Demographic
   Trends Fund - Series I
   shares.......................  (32.76%)   N/A      9.98%   December 29, 1999
  Alliance Premier Growth -
    Class B.....................  (18.42%)  11.08%   15.46%     June 26, 1992
  Alliance Technology - Class B.  (26.38%)  10.96%   10.69%    January 11, 1996
  Davis Value...................  (11.51%)   N/A     (1.03%)     July 1, 1999
  Evergreen VA Blue Chip Fund...  (17.63%)   N/A    (17.00%)    April 28, 2000
  Evergreen VA Capital Growth
   Fund.........................  (14.03%)   N/A      3.17%     March 3, 1998
  Evergreen VA Foundation Fund..  (9.70%)   5.03%     6.67%     March 1, 1996
  Evergreen VA Fund.............  (18.87%)  4.07%     5.77%     March 1, 1996
  Evergreen VA Global Leaders
   Fund.........................  (14.50%)   N/A      3.87%     March 6, 1997
  Evergreen VA Growth Fund......  (7.84%)    N/A      2.95%     March 3, 1998
  Evergreen VA Growth and Income
   Fund.........................  (13.25%)  6.60%     8.63%     March 1, 1996
  Evergreen VA High Income Fund.   8.90%     N/A      5.25%     July 29, 1999
  Evergreen VA International
   Growth Fund..................  (19.20%)   N/A     (1.00%)   August 17, 1998
  Evergreen VA Omega Fund.......  (15.84%)   N/A      7.28%     March 6, 1997
  Federated American Leaders
   Fund II......................  (5.40%)   8.88%    11.64%   February 10, 1994
  Federated High Income Bond
   Fund II......................   0.12%    0.72%     3.68%     March 1, 1994
  Franklin Small Cap Fund -
    Class 2.....................  (16.30%)  6.48%     9.81%    November 1, 1995
  Templeton Global Asset
   Allocation Fund - Class 2....  (11.06%)  4.90%    8.70%+    August 24, 1988
  Templeton Foreign Securities
   Fund - Class 2...............  (17.04%)  3.33%     8.28%      May 1, 1992
  Templeton Developing Markets
   Securities Fund - Class 2....  (9.22%)  (12.98%) (12.28%)    March 4, 1996
  MFS Emerging Growth Series....  (34.31%)  7.75%    11.01%     July 24, 1995
  MFS Research Series...........  (22.23%)  5.32%     8.82%     July 26, 1995
  MFS Total Return Series.......  (1.00%)   8.95%    11.79%    January 3, 1995
  MFS Utilities Series..........  (25.15%)  9.18%    13.35%    January 3, 1995
  Oppenheimer Capital
   Appreciation Fund/VA.........  (13.66%)  12.78%   13.79%+    April 3, 1985
  Oppenheimer Main Street Growth
   & Income Fund/VA.............  (11.28%)  5.39%    12.26%      July 5, 1995
  Oppenheimer Multiple
   Strategies Fund/VA...........   0.95%    7.40%    8.84%+    February 9, 1987
  Oppenheimer Strategic Bond
   Fund/VA......................   3.55%    3.07%     4.30%      May 3, 1993
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (30.64%)  2.46%    6.43%+      May 1, 1990
  Putnam VT Growth and Income
   Fund - Class IB Shares.......  (7.56%)   6.60%    10.42%+   February 1, 1988
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.......  (32.94%)   N/A    (30.49%)   February 1, 2000
  Putnam VT Money Market Fund -
    Class IB Shares.............   2.48%    3.63%    3.14%+    February 1, 1988
  Putnam VT New Value Fund -
    Class IB Shares.............   2.03%     N/A      8.27%    January 2, 1997
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (6.40%)   7.89%    12.13%+   October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2.............  (18.89%)  9.79%    11.75%+   October 9, 1986
  Fidelity - VIP Growth
   Opportunities - Service
   Class........................  (15.48%)  2.41%     8.08%    January 3, 1995
  Fidelity - VIP High Income -
    Service Class...............  (12.83%) (4.78%)   3.98%+   September 19, 1985
  Fidelity - VIP Index 500 -
    Initial Class...............  (13.19%)  9.01%    12.04%    August 27, 1992
  Fidelity - VIP Investment
   Grade Bond - Initial Class...   7.12%    5.89%    5.61%+    December 5, 1988
--------------------------------------------------------------------------------
  + Ten Year Date

(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.

                                APPENDIX C


                             POLICY VARIATIONS


The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.



  Policy Form/Endorsement                     Approximate First Issue Date
--------------------------------------------------------------------------
  AV288 101 95 796 (Policy Form)              October 1998
  RGMI 1 798 (endorsement - family income     December 1998
   protector)
  RTP 1 201 (Additional Death Distribution    May 2001
   Rider)

                       AV288 101 95 796;
                       RGMI 1 798;
  Product Feature      RTP 1 201
------------------------------------------
  Excess Interest      Yes
  Adjustment
------------------------------------------
  Guaranteed Minimum   Return of Premium;
  Death Benefit        5% Annually
  Option(s)            Compounding
                       (available if owner
                       and annuitant are
                       age 80 or younger);
                       and Annual Step-Up
                       (available if owner
                       and annuitant are
                       age 80 or younger)
------------------------------------------
  Guaranteed Period    1, 3, 5 and 7 year
  Options (available   guaranteed periods
  in the fixed         available.
  account)
------------------------------------------
  Minimum effective    3%
  annual interest
  rate applicable to
  the fixed account
------------------------------------------
  Asset Rebalancing    Yes
------------------------------------------
  Death Proceeds       Greater of 1) the
                       policy value; 2)
                       the cash value; or
                       3) guaranteed
                       minimum death
                       benefit.
------------------------------------------
  Distribution         N/A
  Financing Charge
------------------------------------------
  Is Mortality &       Yes
  Expense Risk Fee
  different after the
  annuity
  commencement date?
------------------------------------------
  Dollar Cost          Yes
  Averaging Fixed
  Account Option
------------------------------------------
  Service Charge       $30 assessed on
                       each policy
                       anniversary. Not
                       deducted from the
                       fixed account.
------------------------------------------
  Nursing Care and     Yes
  Terminal Condition
  Withdrawal Option
------------------------------------------
  Unemployment Waiver  Yes
------------------------------------------
  Family Income        Yes
   Protector
------------------------------------------
  Additional Death     Yes
  Distribution

                       PORTFOLIO SELECT VARIABLE ANNUITY

                                   Issued by
                      TRANSAMERICA LIFE INSURANCE COMPANY

                          Supplement Dated May 1, 2002
                                     to the
                          Prospectus dated May 1, 2002

                               FOR MINNESOTA ONLY

For Minnesota policies, the optional Family Income Protector is as described in this supplement and not as described in the prospectus. This feature is known as the Managed Annuity Program in the prospectus.

Family Income Protector

The optional "Family Income Protector" assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Family Income Protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Family Income Protector will not be issued if you are 85 years old or older.

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:
..  the policy value on the date the rider is issued; plus
..  any additional premium payments; minus
..  an adjustment for any surrenders made after the date the rider is issued;
..  the result of which is accumulated at the annual growth rate written on page one of the rider; minus
..  any premium taxes.

The annual growth rate is 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the Family Income Protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The Family Income Protector payment options are:
..  Life Income - An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
..  Joint and Full Survivor - An election may be made for "No Period Certain" or
   "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:
IF:
..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..  The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Family Income Protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Family Income Protector should be regarded as a safety net. The costs of annuitizing under the Family Income Protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:
.. the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
.. the new fees, thresholds and factors may be higher (or lower) than before; .. the new annual growth rate may be lower (or higher) than before; and .. you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the Family Income Protector within the 30 days after the tenth or later policy anniversary after the Family Income Protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. You cannot, however, annuitize using the Family Income Protector after the policy anniversary after your 94th birthday. For your convenience, we will put the first and last date to annuitize using the Family Income Protector on page one of the rider.

NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the Family Income Protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Rider Fee. A rider fee, 0.35% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Family Income Protector, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:
.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Family Income Protector);
..  upgrade of the minimum annuitization value (although a new rider will be issued);
..  termination of your policy; or
..  30 days after the policy anniversary after your 94th birthday.

                       PORTFOLIO SELECT VARIABLE ANNUITY

                                   Issued by
                      TRANSAMERICA LIFE INSURANCE COMPANY

                          Supplement Dated May 1, 2002
                                     to the
                          Prospectus dated May 1, 2002

                              FOR NEW JERSEY ONLY

For New Jersey policies, the optional Managed Annuity Program is as described in this supplement and not as described in the prospectus.

Managed Annuity Program

The optional Managed Annuity Program can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are 85 years old or older.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the Managed Annuity Program is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the Managed Annuity Program is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:
..  the minimum annuitization value on the rider date; plus
..  any additional premium payments; minus
..  an adjustment for any withdrawals made after the rider date;
.. the result of which is accumulated at the annual growth rate; minus .. any premium taxes.

Please note that if you annuitize using the Managed Annuity Program on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the Managed Annuity Program, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any of the other annuity payment options listed in the prospectus. The Managed Annuity Program payment options are:
..  Life Income - An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
..  Joint and Full Survivor - An election may be made for "No Period Certain" or
   "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:

IF:
..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..  The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the Managed Annuity Program before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Minimum Annuitization Value Adjustment. If you annuitize under the Managed Annuity Program on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:
..  the policy value on the date you annuitize; plus
..  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
.. the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
.. you annuitize on a rider anniversary; or .. your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

                                                               Age Adjustment:
   Number of Years                                             Number of Years
      Since the                                                Subtracted from
     Rider Date                                                   Your Age
------------------------------------------------------------------------------
         0-1                                                         10
------------------------------------------------------------------------------
         1-2                                                          9
------------------------------------------------------------------------------
         2-3                                                          8
------------------------------------------------------------------------------
         3-4                                                          7
------------------------------------------------------------------------------
         4-5                                                          6
------------------------------------------------------------------------------
         5-6                                                          5
------------------------------------------------------------------------------
         6-7                                                          4
------------------------------------------------------------------------------
         7-8                                                          3
------------------------------------------------------------------------------
         8-9                                                          2
------------------------------------------------------------------------------
        9-10                                                          1
------------------------------------------------------------------------------
         >10                                                          0

The minimum annuitization value is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.


In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:
..  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and .. the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Managed Annuity Program. You can annuitize using the Managed Annuity Program at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

Note Carefully:
.. If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
..  If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."
.. If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Fee. A rider fee, currently 0.45% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.


The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program.

Termination. The Managed Annuity Program will terminate upon the earliest of the following:
..  the date we receive written notice from you requesting termination of the
   Managed Annuity Program;
.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Managed Annuity Program);
..  upgrade of the minimum annuitization value (although a new rider will be issued);
.. termination of your policy; or 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                       STATEMENT OF ADDITIONAL INFORMATION

                        PORTFOLIO SELECT VARIABLE ANNUITY

                                 Issued through
                   RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                                   Offered by

                       TRANSAMERICA LIFE INSURANCE COMPANY

                            4333 Edgewood Road, N.E.
                          Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Portfolio Select Variable Annuity offered by Transamerica Life Insurance Company ("Transamerica"). You may obtain a copy of the prospectus dated May 1, 2002, by calling 1-800-525-6205, or by writing to the administrative and service office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.

Dated: May 1, 2002

                                TABLE OF CONTENTS

                                                                                    Page
                                                                                    ----
GLOSSARY OF TERMS...............................................................      3
THE POLICY--GENERAL PROVISIONS..................................................      5
     Owner......................................................................      5
     Entire Policy..............................................................      5
     Misstatement of Age or Sex.................................................      5
     Addition, Deletion or Substitution of Investments..........................      5
     Excess Interest Adjustment.................................................      6
     Reallocation of Annuity Units After the Annuity Commencement Date..........     10
     Annuity Payment Options....................................................     10
     Death Benefit..............................................................     11
     Death of Owner.............................................................     13
     Assignment.................................................................     13
     Evidence of Survival.......................................................     14
     Non-Participating..........................................................     14
     Amendments.................................................................     14
     Employee and Agent Purchases...............................................     14
     Present Value of Future Variable Payments..................................     14
     Stabilized Payments........................................................     14
CERTAIN FEDERAL INCOME TAX CONSEQUENCES.........................................     15
     Tax Status of the Policy...................................................     15
     Taxation of Transamerica...................................................     18
INVESTMENT EXPERIENCE...........................................................     19
     Accumulation Units.........................................................     19
     Annuity Unit Value and Annuity Payment Rates...............................     20
MANAGED ANNUITY PROGRAM--ADDITIONAL INFORMATION..................................    22
BENEFICIARY EARNINGS ENHANCEMENT--ADDITIONAL INFORMATION........................     24
BENEFICIARY EARNINGS ENHANCEMENT - EXTRA - ADDITIONAL INFORMATION                    25
HISTORICAL PERFORMANCE DATA.....................................................     26
     Money Market Yields........................................................     26
     Other Subaccount Yields....................................................     27
     Total Returns..............................................................     27
     Other Performance Data.....................................................     28
     Adjusted Historical Performance Data.......................................     28
PUBLISHED RATINGS...............................................................     28
STATE REGULATION OF TRANSAMERICA................................................     28
ADMINISTRATION..................................................................     28
RECORDS AND REPORTS.............................................................     29
DISTRIBUTION OF THE POLICIES....................................................     29
VOTING RIGHTS...................................................................     29
OTHER PRODUCTS..................................................................     30
CUSTODY OF ASSETS...............................................................     30
LEGAL MATTERS...................................................................     30
INDEPENDENT AUDITORS............................................................     30
OTHER INFORMATION...............................................................     30
FINANCIAL STATEMENTS............................................................     30

                                GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office--Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit as set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code--The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment ("EIA")--A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender--The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may be offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy--A policy other than a qualified policy.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

..    premium payments; minus
..    partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
..    interest credited in the fixed account; plus or minus
..    accumulated gains or losses in the separate account; minus
..    service charges, rider fees, premium taxes, and transfer fees, if any.

Policy Year--A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--The Portfolio Select Variable Annuity division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Service Charge--There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge--The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)--Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy in some situations.


The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner's death, or payments must be made for a period certain or for the new owner's lifetime so long as any period certain does not exceed that new owner's life expectancy, if the first payment begins within one year of your death.


Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.


Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invest in the Putnam VT Money Market Fund (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to the guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate (currently 3% per year). This is referred to as the excess interest adjustment floor.


The formula which will be used to determine the excess interest adjustment is:

                                 S*(G-C)* (M/12)

S  = Gross amount being withdrawn that is subject to the excess interest adjustment.
G  = Guaranteed interest rate applicable to S.
C = Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than "M". If this policy form or such a guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M = Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.

*  = multiplication
/\ = exponentiation

                Example 1 (Full Surrender, rates increase by 3%):

-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                     $50,000
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                   5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                     5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Full surrender:                                                     middle of policy year 3
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                             = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment                        = 57,161.18 - 7,161.18 = 50,000.00
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                                    = 50,000* (1.03) /\ 2.5 = 53,834.80
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
-------------------------------------------------------------------------------------------------------------------------------
  G = .055
-------------------------------------------------------------------------------------------------------------------------------
  C = .085
-------------------------------------------------------------------------------------------------------------------------------
  M = 30
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                          = S* (G-C)* (M/12)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 50,000.00* (.055 - .085)* (30/12)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = -3,750.00, but excess interest adjustment
                                                                      cannot cause the adjusted policy value to fall
                                                                      below the excess interest adjustment floor, so the
                                                                      adjustment is limited to 53,834.80 - 57,161.18 =
                                                                      -3,326.38
-------------------------------------------------------------------------------------------------------------------------------
  Adjusted policy value                                               = policy value + excess interest adjustment
                                                                      = 57,161.18 - 3,326.38 = 53,834.80
-------------------------------------------------------------------------------------------------------------------------------
  Portion of Surrender Charge - free amount which is deducted from    = Adjusted Policy Value - Premium
  earnings                                                            = 53,834.80 - 50,000 = 3,834.80
-------------------------------------------------------------------------------------------------------------------------------
  Portion of Surrender Charge - free amount which is deducted from    = 17,148.35 - 3,834.80 = 13,313.55
  premium
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge                                                    = (50,000 - 13,313.55)* .06 = 2,201.19
-------------------------------------------------------------------------------------------------------------------------------
  Cash value at middle of policy year 3                               = policy value + excess interest adjustment - surrender
                                                                      charge
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - 3,326.38 - 2,201.19
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 51,633.61
-------------------------------------------------------------------------------------------------------------------------------

                Example 2 (Full Surrender, rates decrease by 1%):

-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                     $50,000
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                   5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                     5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Full surrender:                                                     middle of policy year 3
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                             = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment                        = 57,161.18 - 7,161.18 = 50,000.00
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                                    = 50,000* (1.03) /\ 2.5 = 53,834.80
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
-------------------------------------------------------------------------------------------------------------------------------
  G = .055
-------------------------------------------------------------------------------------------------------------------------------
  C = .045
-------------------------------------------------------------------------------------------------------------------------------
  M = 30
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                          = S* (G - C)* (M/12)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 50,000* (.055 - .045)* (30/12)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 1,250.00
-------------------------------------------------------------------------------------------------------------------------------
  Adjusted policy value                                               = policy value + excess interest adjustment
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 + 1,250.00 = 58,411.18
-------------------------------------------------------------------------------------------------------------------------------
  Portion of Surrender Charge - free amount which is deducted from    = Adjusted Policy Value - Premium
  earnings                                                            = 58,411.18 - 50,000 = 8,411.18
-------------------------------------------------------------------------------------------------------------------------------
  Portion of Surrender Charge - free amount which is deducted from    = 17,148.35 - 8,411.18 = 8,737.17
  premium
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge                                                    = (50,000 - 8,737.17)* .06 = 2,475.77
-------------------------------------------------------------------------------------------------------------------------------
  Cash value at middle of policy year 3                               = policy value + excess interest adjustment - surrender
                                                                      charge
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 + 1,250 - 2,475.77
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 55,935.41
-------------------------------------------------------------------------------------------------------------------------------

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Surrender charge--free surrenders will reduce the policy value by the amount withdrawn. Amounts withdrawn in excess of the surrender charge--free amount will reduce the policy value by an amount equal to:


                                    X - Y + Z

X  =  excess partial surrender = requested surrender less surrender charge--free amount
A = amount of partial surrender which is subject to excess interest adjustment = requested surrender - excess interest adjustment--free amount, where excess interest adjustment--free amount = cumulative interest credited at time of, but prior to, surrender.
Y  =  excess interest adjustment = (A)*(G-C)*(M/12) where G, C, and M are defined above, with "A" substituted for "S" in the definition of G and M. Z = surrender charge on X minus Y.

              Example 3 (Partial Surrender, rates increase by 1%):


-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                     $50,000
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                   5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                     5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Partial surrender:                                                  $30,000; middle of policy year 3
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                             = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment / surrender charge
-------------------------------------------------------------------------------------------------------------------------------
    X  =  30,000 - 17,148.35 = 12,851.65
    A  =  30,000 - 7,161.18 = 22,838.82
    G  =  .055
    C  =  .065
    M  =  30
    Y  =  22,838.82* (.055 - .065)* (30/12) = -570.97
-------------------------------------------------------------------------------------------------------------------------------
  Adjusted Policy Value                                               = 57,161.18 + (-570.97) = 56,590.21
-------------------------------------------------------------------------------------------------------------------------------
  Portion of withdrawal which is deducted from earnings               = 56,590.21 - 50,000 = 6,590.21
-------------------------------------------------------------------------------------------------------------------------------
  Portion of withdrawal which is deducted from premium                = 30,000 - 6,590.21 = 23,409.79
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge - free amount from premium                         = 17,148.35 - 6,590.21 = 10,558.14
-------------------------------------------------------------------------------------------------------------------------------
  Z = (30,000 - 6,590.21 - 10,558.14)/(1.0.06) - (30,000
  - 6,590.21 - 10,558.14) = 820.32
-------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to surrender charge--free surrender   = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to excess surrender                   = X - Y + Z
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 12,851.65 - (-570.97) + 805.36
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 14,242.94
-------------------------------------------------------------------------------------------------------------------------------
  Policy value after surrender at middle of policy year 3
                                                                      = 57,161.18 - [17,148.35 + 14,242.94]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [17,148.35 + 12,851.65 -
                                                                      (-570.97) + 820.32]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [30,000 - (-570.97) + 820.32]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - 31,391.29 = 25,769.89
-------------------------------------------------------------------------------------------------------------------------------

              Example 4 (Partial Surrender, rates decrease by 1%):

-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                     $50,000
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                   5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                     5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Partial surrender:                                                  $30,000; middle of policy year 3
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                             = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment / surrender charge
    X  =  30,000 - 17,148.35 = 12,851.65
    A  =  30,000 - 7,161.18 = 22,838.82
    G  =  .055
    C  =  .045
    M  =  30
    Y  =  22,838.82* (.055 - .045)* (30/12) = 570.97
    Adjusted Policy Value                                             = 57,161.18 + 570.97 = 57,732.15
-------------------------------------------------------------------------------------------------------------------------------
  Portion of withdrawal which is deducted from earnings               = 57,732.15 - 50,000 = 7,732.15
-------------------------------------------------------------------------------------------------------------------------------
  Portion of withdrawal which is deducted from premium                = 30,000 - 7,732.15 = 22,267.85
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge-free amount from premium                           = 17,148.35 - 7,732.15 = 9,416.20
-------------------------------------------------------------------------------------------------------------------------------
  Z = [30,000 - 7,732.15 - 9,416.20]/(1-0.06) - (30,000 - 7,732.15 -
  9,416.20) = 820.32
-------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to surrender charge--free surrender   = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to excess surrender                   = X - Y + Z
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 12,851.65 - 570.97 + 820.32
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 13,101
-------------------------------------------------------------------------------------------------------------------------------
  Policy value after surrender at middle of policy year 3             = 57,161.18 - [17,148.35 + 13,101]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [17,148.35 + 12,851.65 -
                                                                      570.97 + 820.32]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [30,000 - (570.97) + 820.32]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - 30,249.35 = 26,911.83
-------------------------------------------------------------------------------------------------------------------------------

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.


After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Managed Annuity Program or the Initial Payment Guarantee. See the "Stabilized Payments" section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.


A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity
------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments (other than payments under the Managed Annuity Program) the tables are based on a 5% effective annual Assumed Investment Return and the "2000 Table" using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable
-------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

         Annuity Commencement Date                        Adjusted Age
         -------------------------                        ------------
                Before 2010                                Actual Age
                 2010-2019                             Actual Age minus 1
                 2020-2026                             Actual Age minus 2
                 2027-2033                             Actual Age minus 3
                 2034-2040                             Actual Age minus 4
                 After 2040                      As determined by Transamerica


This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Larger adjustments may be made for certain Managed Annuity Program annuity payments.


Determination of Additional Variable Payments. All variable annuity payments
---------------------------------------------
other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
--------------------------
is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

     (1) is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For the Enhanced death benefit, this amount is equal to the annually compounding value at the beginning of the year multiplied by 6%, less prior partial surrenders during the policy year. For the Return of Premium death benefit, this amount is equal to zero;
     (2) is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);
     (3) is the adjustment factor = current death benefit after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.


The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.


-------------------------------------------------------------------------------------------------------------------------------
                                    EXAMPLE 1
                           (Assumed Facts for Example)
-------------------------------------------------------------------------------------------------------------------------------
  $75,000   current guaranteed minimum death benefit before surrender
-------------------------------------------------------------------------------------------------------------------------------
  $50,000   current policy value before surrender
-------------------------------------------------------------------------------------------------------------------------------
  $75,000   current death benefit (larger of policy value and guaranteed minimum death benefit)
-------------------------------------------------------------------------------------------------------------------------------
  6%        current surrender charge percentage
-------------------------------------------------------------------------------------------------------------------------------
  $15,000   requested surrender
-------------------------------------------------------------------------------------------------------------------------------
  $10,000   surrender charge-free amount (assumes 20% cumulative free percentage is available)
-------------------------------------------------------------------------------------------------------------------------------
  $ 5,000   excess partial surrender--(amount subject to surrender charge)
-------------------------------------------------------------------------------------------------------------------------------
  $ 100     excess interest adjustment
            (assumes interest rates have decreased since initial guarantee)
-------------------------------------------------------------------------------------------------------------------------------
  $ 294     surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
-------------------------------------------------------------------------------------------------------------------------------
  $ 5,194   reduction in policy value due to excess partial surrender = 5000 - 100 + 294
-------------------------------------------------------------------------------------------------------------------------------
  $22,791   adjusted partial surrender = [(10,000 + 5,194) * (75,000/50,000)]
-------------------------------------------------------------------------------------------------------------------------------
  $52,209   new guaranteed minimum death benefit (after surrender) = 75,000 - 22,791
-------------------------------------------------------------------------------------------------------------------------------
  $34,806   new policy value (after surrender) = 50,000 - 10,000 - 5,194
-------------------------------------------------------------------------------------------------------------------------------



Summary:
-------
Reduction in guaranteed minimum death benefit                       = $22,791
Reduction in policy value                                           = $15,194


Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

-------------------------------------------------------------------------------------------------------------------------------
                                    EXAMPLE 2
                           (Assumed Facts for Example)
-------------------------------------------------------------------------------------------------------------------------------
  $50,000   current guaranteed minimum death benefit before surrender
-------------------------------------------------------------------------------------------------------------------------------
  $75,000   current policy value before surrender
-------------------------------------------------------------------------------------------------------------------------------
  $75,000   current death benefit (larger of policy value and guaranteed minimum death benefit)
-------------------------------------------------------------------------------------------------------------------------------
  6%        current surrender charge percentage
-------------------------------------------------------------------------------------------------------------------------------
  $15,000   requested surrender
-------------------------------------------------------------------------------------------------------------------------------
  $11,250   surrender charge-free amount (assumes 15% cumulative free percentage is available)
-------------------------------------------------------------------------------------------------------------------------------
  $ 3,750   excess partial surrender--(amount subject to surrender charge)
-------------------------------------------------------------------------------------------------------------------------------
  $-100     excess interest adjustment
            (assumes interest rates have increased since initial guarantee)
-------------------------------------------------------------------------------------------------------------------------------
  $ 231     surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100)]
-------------------------------------------------------------------------------------------------------------------------------
  $ 4,081   reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
-------------------------------------------------------------------------------------------------------------------------------
  $15,331   adjusted partial surrender = [(11,250 + 4,081) * (75,000/75,000)]
-------------------------------------------------------------------------------------------------------------------------------
  $34,669   new guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
-------------------------------------------------------------------------------------------------------------------------------
  $59,669   new policy value (after surrender) = 75,000 - 11,250 - 4,081
-------------------------------------------------------------------------------------------------------------------------------

Summary:
-------
Reduction in guaranteed minimum death benefit                        = $15,331
Reduction in policy value                                            = $15,331


Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant is also an owner and dies prior to
-------------------------
the annuity commencement date, the death benefit must (1) be distributed within five years of the date of the annuitant's death, or (2) payments under an annuity payment option must begin no later than one year after the annuitant's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death Proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant's death. If the sole beneficiary is the annuitant's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See "Certain Federal Income Tax Consequences.")

Beneficiary. The beneficiary designation in the application will remain in
-----------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" below for more information about these rules. Other rules may apply to qualified policies.

Assignment


During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.


Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival


Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.


The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

----------------------------------------------------------------------------------------------------------------------
                            Hypothetical Changes in Annuity Units with Stabilized Payments*
----------------------------------------------------------------------------------------------------------------------
AIR                                           5.0%
----------------------------------------------------------------------------------------------------------------------
Life & Ten Years Certain
----------------------------------------------------------------------------------------------------------------------
Male Age 65
----------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
----------------------------------------------------------------------------------------------------------------------
                                                               Monthly                     Adjustments    Cumulative
                                 Beginning      Annuity        Payment        Monthly          in          Adjusted
                                 Annuity          Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
----------------------------------------------------------------------------------------------------------------------
At Issue:       January 1        400.0000       1.250000       $500.00        $500.00        0.0000        400.0000
----------------------------------------------------------------------------------------------------------------------
                February 1       400.0000       1.252005       $500.80        $500.00        0.0041        400.0041
----------------------------------------------------------------------------------------------------------------------
                March 1          400.0000       1.252915       $501.17        $500.00        0.0059        400.0100
----------------------------------------------------------------------------------------------------------------------
                April 1          400.0000       1.245595       $498.24        $500.00       (0.0089)       400.0011
----------------------------------------------------------------------------------------------------------------------
                May 1            400.0000       1.244616       $497.85        $500.00       (0.0108)       399.9903
----------------------------------------------------------------------------------------------------------------------
                June 1           400.0000       1.239469       $495.79        $500.00       (0.0212)       399.9691
----------------------------------------------------------------------------------------------------------------------
                July 1           400.0000       1.244217       $497.69        $500.00       (0.0115)       399.9576
----------------------------------------------------------------------------------------------------------------------
                August 1         400.0000       1.237483       $494.99        $500.00       (0.0249)       399.9327
----------------------------------------------------------------------------------------------------------------------
                September 1      400.0000       1.242382       $496.95        $500.00       (0.0150)       399.9177
----------------------------------------------------------------------------------------------------------------------
                October 1        400.0000       1.242382       $496.95        $500.00       (0.0149)       399.9027
----------------------------------------------------------------------------------------------------------------------
                November 1       400.0000       1.249210       $499.68        $500.00       (0.0016)       399.9012
----------------------------------------------------------------------------------------------------------------------
                December 1       400.0000       1.252106       $500.84        $500.00        0.0040        399.9052
----------------------------------------------------------------------------------------------------------------------
                January 1        399.9052       1.255106       $501.92        $501.92        0.0000        399.9052
----------------------------------------------------------------------------------------------------------------------



* Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.


Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (ss.) 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company that requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets."



The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owners of a pro rata share of the assets of the separate account.



Distribution Requirements. The Code also requires that nonqualified policies
-------------------------
contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the designated beneficiary as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The non-qualified policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.



Withholding. The portion of any distribution under a policy that is includable
-----------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other then specified distributions such as distributions required by the Code, distribution of certain after-tax contributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.



Qualified Policies. The qualified policy is designed for use with several types
------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.


Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.


Individual Retirement Annuities. In order to qualify as a traditional individual
-------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year on behalf of any individual may not exceed the deductible amount specified in the Code ($3000 for 2002), except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and
(vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.



No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.



Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
-----------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3000 for 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.


Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
--------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a)
------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.


Deferred Compensation Plans. Section 457 of the Code, while not actually
---------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.



Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
-------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment, instead, such policies are taxed as described above under the heading "Taxation of Annuities."


Taxation of Transamerica


Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

                              INVESTMENT EXPERIENCE

A "Net Investment Factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.


Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.


An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
     (a) is the net result of:
          (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
          (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

          (3) a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

     (b) the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
     (c) is an amount representing the separate account charge and any optional benefit fees, if applicable.

              Illustration of Accumulation Unit Value Calculations Formula and Illustration for Determining the Net Investment Factor

             (Assume the Enhanced Death Benefit is in effect and no
                   optional riders or benefits are elected.)


Investment Experience Factor = (A + B - C) - E
                               -----------
                                    D


       Where: A = The Net Asset Value of an underlying fund share as of the end of the current valuation period.
                  Assume............................................................................................A = $11.57

              B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
                  Assume............................................................................................B = 0

              C = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                  Assume............................................................................................C = 0

              D = The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
                  Assume............................................................................................D = $11.40

              E = The daily deduction for mortality and expense risk fee and administrative charges, which
                  (on these assumptions) totals 1.50% on an annual basis.
                  On a daily basis..................................................................................= .0000407916

Then, the Investment Experience Factor = (11.57 + 0 - 0) - .0000407916 = Z = 1.0148714891
                                         ---------------
                                               11.40


        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

       Where: A = The accumulation unit value for the immediately preceding valuation period.
                  Assume........................................................................................ = $X

              B = The Net Investment Factor for the current valuation period.
                  Assume........................................................................................ = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates


The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:


     (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
     (b) is the net investment factor for that subaccount for the valuation period; and
     (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
     (i) is the result of:
          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
          (3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.
     (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
     (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% (for the Return of Premium Death Benefit), 1.40% (for the Annual Step-Up Death Benefit), or 1.50% (for the Enhanced Death Benefit) of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits, but 2.50% for Managed Annuity Program payments).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

               Illustration of Calculations for Annuity Unit Value
                          and Variable Annuity Payments

           Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C


       Where: A = Annuity unit value for the immediately preceding valuation period.
                  Assume..........................................................................................= $X

              B = Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.*
                  Assume..........................................................................................=  Y

              C = A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
                  Assume..........................................................................................=  Z


Then, the annuity unit value is: $X * Y * Z = $Q

*    For Managed Annuity Program annuity payments, this will reflect not only the 1.25% mortality and expense risk fee and administrative charge, but also the 1.25% guaranteed payment fee.

                                  Formula and Illustration for Determining Amount of
                                        First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment = A * B
                                         -----
                                        $1,000

       Where: A = The policy value as of the annuity commencement date.
                  Assume..........................................................................................= $X

              B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
                  Assume..........................................................................................= $Y

Then, the first Monthly Variable Annuity Payment = $X * $Y = $Z
                                                   -------
                                                    1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment


Number of annuity units = A
                          -
                          B

       Where: A = The dollar amount of the first monthly Variable Annuity Payment.
                  Assume........................................................................................= $X

              B = The annuity unit value for the Valuation Date on which the first monthly payment is due.
                  Assume........................................................................................= $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

                MANAGED ANNUITY PROGRAM -- ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "Managed Annuity Program" for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

..    there were no subsequent premium payments or surrenders;
..    there were no premium taxes;
..    the $100,000 premium is subject to the Managed Annuity Program;
..    the annuitant is (or both annuitants are) 60 years old when the rider is issued;
..    the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the Managed Annuity Program); and
..    there was no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).


Life Only = Life Annuity with No Period Certain                        Life 10 = Life Annuity with 10 Years Certain

--------------------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at                           Male                            Female                  Joint & Survivor
  Exercise Date
--------------------------------------------------------------------------------------------------------------------------------
                                      Life Only        Life 10          Life Only        Life 10      Life Only      Life 10
--------------------------------------------------------------------------------------------------------------------------------
            10 (age 70)                $ 1,112          $ 1,049            $1,035          $ 999          $ 876        $ 872
--------------------------------------------------------------------------------------------------------------------------------
                15                       2,212            1,824             2,075          1,788          1,336        1,349
--------------------------------------------------------------------------------------------------------------------------------
            20 (age 80)                  3,759            2,707             3,605          2,694          2,200        2,117
--------------------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum income base as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of surrenders on the minimum income base are as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 1
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base on last policy anniversary:                  $10,000
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base at time of distribution:                     $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        policy value at time of distribution:                            $15,000
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $500
-------------------------------------------------------------------------------------------------------------------------------
..        prior distribution in current policy year:                       None
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        maximum annual free amount:                                      $10,000 x 6% = $600
-------------------------------------------------------------------------------------------------------------------------------
..        policy value after distribution:                                 $15,000 - $500 = $14,500
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base after distribution (since the distribution   $10,500 - $500 = $10,000
         amount was less than the maximum annual adjustment free amount):
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 2
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base on last policy anniversary:                  $10,000
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base at time of distribution:                     $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        policy value at time of distribution:                            $15,000
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $1,500
-------------------------------------------------------------------------------------------------------------------------------
..        prior distribution in current policy year:                       $1,000
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        maximum annual free amount:                                      $0.0
-------------------------------------------------------------------------------------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-------------------------------------------------------------------------------------------------------------------------------
..        policy value after distribution:                                 $15,000 - $1,500 = $13,500
-------------------------------------------------------------------------------------------------------------------------------
         (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base after distribution:                          $10,500 - (10% x $10,500) = $9,450
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base on last policy anniversary:                  $10,000
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base at time of distribution:                     $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        policy value at time of distribution:                            $7,500
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $1,500
-------------------------------------------------------------------------------------------------------------------------------
..        prior distribution in current policy year:                       $1,000
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        maximum annual free amount:                                      $0.0
-------------------------------------------------------------------------------------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-------------------------------------------------------------------------------------------------------------------------------
..        policy value after distribution:                                 $7,500 - $1,500 = $6,000
-------------------------------------------------------------------------------------------------------------------------------
         (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base after distribution:                          $10,500 - (20% x $10,500) = $8,400
-------------------------------------------------------------------------------------------------------------------------------


The amount of the first payment provided by the Managed Annuity Program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the Managed Annuity Program. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the Managed Annuity Program payment option selected and is based on a guaranteed interest rate of 3% and the "2000 Table" using an asumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). Subsequent payments will be calculated as described in the Managed Annuity Program using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

           BENEFICIARY EARNINGS ENHANCEMENT -- ADDITIONAL INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount.

                                    Example 1

-------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                               $100,000
-------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                          $25,000
-------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                                $30,000
-------------------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender                                                                            $150,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date                               $25,000
- Premiums paid after Rider Date = $150,000 - $100,000 - $25,000):
-------------------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                          $5,000
-------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                           $200,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                                 $80,000
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $200,000 - $100,000 - $25,000 + $5,000):
-------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $80,000):          $32,000
-------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):                  $232,000
-------------------------------------------------------------------------------------------------------------------------


                                    Example 2

-------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                         $100,000
-------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                    $0
-------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                          $0
-------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $75,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                           $0
Rider Date + Surrenders $0 since Rider Date that exceeded Rider Earnings at time of Surrender = $75,000 - $100,000 - $0 + $0):
-------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):         $0
-------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):            $75,000
-------------------------------------------------------------------------------------------------------------------------

       BENEFICIARY EARNINGS ENHANCEMENT - EXTRA -- ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra is added to a new contract opened with $100,000 initial premium. The client is less than age 70 on the Rider Date. The client chose the 75% Initial Death Benefit Option with a Rider Fee of 0.60%. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Death Proceeds have grown to $130,000.

                                     EXAMPLE

--------------------------------------------------------------------------------------------------------------------------
Death Proceeds on Rider Date (equals initial policy value since new policy)                              $100,000
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during first Rider Year                                                         $0
--------------------------------------------------------------------------------------------------------------------------
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $110,000)                     $660
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)                          $660
--------------------------------------------------------------------------------------------------------------------------
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $95,000)                     $570
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $660 + $570)            $1,230
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Future Growth prior to premium payment in 3rd year (= Current Death Proceeds - Death Proceeds on Rider   $15,000
Date - Premiums paid after Rider Date + Withdrawal amounts that exceeded Future Growth prior to withdrawal = $115,000 - $100,000 - $0 + $0)
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= Initial Death Benefit Option *                         $75,000
Death Proceeds on Rider Date - withdrawal amounts that exceeded Future
Growth prior to withdrawal = 75% * $100,000 - $0)
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= Future Growth + Percentage of Initial Death Proceeds remaining = $15,000 +         $90,000
$75,000)
--------------------------------------------------------------------------------------------------------------------------
Future Growth after premium payment (= $140,000 (increased by premium) -$100,000 - $25,000 + $0)         $15,000
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= 75% * $100,000 - $0)                                   $75,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $15,000 + $75,000)                                                                 $90,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Future Growth prior to withdrawal in 4th Rider Year (= $145,000 -  $100,000 - $25,000 + $0)              $20,000
--------------------------------------------------------------------------------------------------------------------------
Amount of Withdrawal that exceeds Future Growth prior to withdrawal (= maximum of 0 and $35,000 -        $15,000
$20,000)
--------------------------------------------------------------------------------------------------------------------------
Future Growth just after withdrawal in 4th Rider Year (= $110,000 (reduced by                            $0
withdrawal ignoring any $0 potential adjustments on a variable contract) -
$100,000 - $25,000 + $15,000)
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining after withdrawal (= 75% * $100,000 - $15,000)             $60,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $0 + $60,000)                                                                      $60,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Future Growth after 5 Years (= $130,000 -  $100,000 - $25,000 + $15,000)                                 $20,000
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= 75% * $100,000 - $15,000)                              $60,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $20,000 + $60,000)                                                                 $80,000
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 40% *  $80,000                $32,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $130,000 +        $162,000
$32,000)
--------------------------------------------------------------------------------------------------------------------------

                           HISTORICAL PERFORMANCE DATA

Money Market Yields


Transamerica may from time to time disclose the current annualized yield of the Putnam VT Money Market Fund subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:


                   Current Yield = ((NCS * ES)/UV) * (365/7)

Where:
NCS  =   The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES   =   Per unit expenses of the subaccount for the 7-day period.
UV   =   The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Putnam VT Money Market Fund subaccount will be lower than the yield for the Putnam VT Money Market Fund portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Putnam VT Money Market Fund subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS  =   The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES   =   Per unit expenses of the subaccount for the 7-day period.
UV   =   The unit value on the first day of the 7-day period.


The yield on amounts held in the Putnam VT Money Market Fund subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Putnam VT Money Market Fund subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Putnam VT Money Market Fund portfolio, the types and quality of portfolio securities held by the Putnam VT Money Market portfolio and its operating expenses. For the seven days ended December 31, 2001, the yield of the Putnam VT Money Market subaccount was 0.2492%, and the effective yield was 0.2496% for the Return of Premium Death Benefit. For the seven days ended December 31, 2001, the yield of the Putnam VT Money Market subaccount was 0.1001%, and the effective yield was 0.1002 % for the Enhanced Death Benefit and the Annual Step-Up Death Benefit.

Other Subaccount Yields


Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Putnam VT Money Market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:


                Yield = 2 * ((((NI - ES)/(U * UV)) + 1)/6/ -1)

Where:
NI   =   Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES   =   Expenses of the subaccount for the 30-day period.
U    =   The average number of units outstanding.
UV   =   The unit value at the close (highest) of the last day in the 30-day period.



Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.



The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.


Total Returns


Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.



Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount's underlying fund portfolios, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:


                              P (1 + T)/N/ = ERV

Where:
T    =   The average annual total return net of subaccount recurring charges.
ERV  =   The ending redeemable value of the hypothetical account at the end of the period.
P    =   A hypothetical initial payment of $1,000.
N    =   The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.


                                CTR = (ERV/P) - 1


Where:
CTR  =   The cumulative total return net of subaccount recurring charges for the period.
ERV  =   The ending redeemable value of the hypothetical investment at the end of the period.
P    =   A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data


From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.


                                PUBLISHED RATINGS


Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.


                        STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                               RECORDS AND REPORTS


All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.



                          DISTRIBUTION OF THE POLICIES


The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.


AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2001, 2000, and 1999, the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and /or the broker-dealers for the services related to Portfolio Select Variable Annuity policies was $7,503,934.91, $10,464,203.33, and $11,221,687.00, respectively.
Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of Transamerica) was the principal underwriter. No fees had been paid to any broker-dealers for their services prior to 1998.


                                  VOTING RIGHTS


To the extent required by law, Transamerica will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.


Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.


The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.


Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS


Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.


                                CUSTODY OF ASSETS


Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.





                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS


The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of certain subaccounts of the Retirement Builder Variable Annuity Account which are available for investment by the Portfolio Select Variable Annuity contractowners as of December 31, 2001, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.


                                OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS


The values of your interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial Statements - Statutory Basis

Transamerica Life Insurance Company
(Formerly PFL Life Insurance Company)
Years Ended December 31, 2001, 2000, and 1999

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                     Financial Statements - Statutory Basis

                  Years Ended December 31, 2001, 2000, and 1999




                                    Contents

Report of Independent Auditors........................................................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis......................................................................   3
Statements of Operations - Statutory Basis............................................................   5
Statements of Changes in Capital and Surplus - Statutory Basis........................................   6
Statements of Cash Flow - Statutory Basis.............................................................   7
Notes to Financial Statements - Statutory Basis.......................................................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties....................................  40
Supplementary Insurance Information...................................................................  41
Reinsurance...........................................................................................  42

                         Report of Independent Auditors

The Board of Directors
Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (formerly known as PFL Life Insurance Company), an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2002

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                        Balance Sheets - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)


                                                                                  December 31
                                                                             2001             2000
                                                                       ----------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                                        $     193,296    $       98,224
   Bonds                                                                     12,891,333         7,009,825
   Stocks:
     Preferred                                                                   51,786            19,987
     Common (cost: 2001 - $91,042; 2000 - $75,141)                               93,367            84,736
     Mutual funds sponsored by affiliated entities (cost:
       2001 - $4,403; 2000 - $4,132)                                              3,947             3,781
     Affiliated entities (cost: 2001 - $10,167; 2000 - $2,153)                    1,018                 -
   Mortgage loans on real estate                                              2,063,388         1,585,896
   Real estate, at cost less accumulated depreciation (2001 -
     $14,304; 2000 - $12,641):
       Home office properties                                                     7,374             7,601
       Properties acquired in satisfaction of debt                               15,082            15,599
       Investment properties                                                     30,034            31,070
   Policy loans                                                                  59,034            57,571
   Net short-term notes receivable from affiliates                              140,000                 -
   Other invested assets                                                        413,500           218,340
                                                                       ----------------------------------
Total cash and invested assets                                               15,963,159         9,132,630

Premiums deferred and uncollected                                                13,860            14,235
Accrued investment income                                                       165,836            89,976
Receivable from affiliate                                                             -            92,235
Net deferred income tax asset                                                    33,961                 -
Other assets                                                                     34,261            19,359
Separate account assets                                                       5,304,781         4,519,029




                                                                       ----------------------------------
Total admitted assets                                                     $  21,515,858    $   13,867,464
                                                                       ==================================

                                                                                  December 31
                                                                            2001                 2000
                                                                     ------------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                $  2,251,299        $  2,109,505
     Annuity                                                                7,402,612           4,653,643
     Accident and health                                                      384,234             305,365
   Policy and contract claim reserves:
     Life                                                                      13,561              10,071
     Accident and health                                                       28,202              32,323
   Liabilities for deposit-type contracts                                   4,773,460           1,284,572
   Other policyholders' funds                                                   2,147               2,840
   Remittances and items not allocated                                        412,696             332,961
   Asset valuation reserve                                                     58,872             106,192
   Interest maintenance reserve                                                26,415              16,693
   Net short-term notes payable to affiliates                                       -               6,200
   Other liabilities                                                          131,216             101,705
   Provision for reinsurance in unauthorized companies                          1,605                 495
   Federal income taxes payable                                                32,064               3,288
   Funds held under reinsurance treaties with unauthorized
     reinsurers                                                                13,403                   -
   Transfers from separate accounts due or accrued                           (150,654)           (118,075)
   Payable for securities                                                     119,715              24,482
   Payable to affiliates                                                        6,694                   -
   Separate account liabilities                                             5,259,079           4,512,979
                                                                     ------------------------------------
Total liabilities                                                          20,766,620          13,385,239

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $10 par value, 500,000 shares authorized,
     223,500 and 266,000 issued and outstanding shares in
     2001 and 2000, respectively                                                2,235               2,660
   Preferred stock, $10 par value, 42,500 shares authorized, issued
     and outstanding in 2001                                                      425                   -
   Paid-in surplus                                                            534,282             254,282
   Unassigned surplus                                                         212,296             225,283
                                                                     ------------------------------------
Total capital and surplus                                                     749,238             482,225
                                                                     ------------------------------------
Total liabilities and capital and surplus                                $ 21,515,858        $ 13,867,464
                                                                     ====================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                   Statements of Operations - Statutory Basis
                             (Dollars in Thousands)


                                                                                       Year Ended December 31
                                                                               2001             2000             1999
                                                                           ----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
       Life                                                                 $   554,684       $   882,537     $   227,510
       Annuity                                                                4,118,905         3,223,121       1,413,049
       Accident and health                                                      150,586           152,293         160,570
   Net investment income                                                        825,953           527,313         437,549
   Amortization of interest maintenance reserve                                   3,503             3,867           7,588
   Commissions and expense allowances on reinsurance
     ceded                                                                      160,960            26,942          24,741
   Separate account fee income                                                   60,188            62,982          49,826
                                                                           ----------------------------------------------
                                                                              5,874,779         4,879,055       2,320,833
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                                      127,370           111,054         115,621
     Surrender benefits                                                       1,194,122         1,315,484       1,046,611
     Other benefits                                                             356,649           205,110         169,479
     Increase in aggregate reserves for policies and
       contracts:
         Life                                                                   141,397           556,724         195,606
         Annuity                                                              2,730,317           541,540         111,427
         Accident and health                                                     78,869            50,794          48,835
         Other                                                                        -             5,986          10,480
     Increase in liability for premium and other
       deposit funds                                                                  -         1,183,833               -
                                                                           ----------------------------------------------
                                                                              4,628,724         3,970,525       1,698,059
   Insurance expenses:
     Commissions                                                                290,622           196,101         167,146
     General insurance expenses                                                  81,737            58,019          54,191
     Taxes, licenses and fees                                                    15,934            26,740          12,382
     Net transfers to separate accounts                                         823,622           515,325         309,307
     Other expenses                                                              15,525               776             229
                                                                           ----------------------------------------------
                                                                              1,227,440           796,961         543,255
                                                                           ----------------------------------------------
                                                                              5,856,164         4,767,486       2,241,314
                                                                           ----------------------------------------------
Gain from operations before federal income tax expense
   and net realized capital gains (losses) on investments                        18,615           111,569          79,519
Federal income tax expense                                                       28,149            51,251          25,316
                                                                           ----------------------------------------------
Gain (loss) from operations before net realized capital
   gains (losses) on investments                                                 (9,534)           60,318          54,203

Netrealized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to (from) interest maintenance
   reserve)                                                                    (107,276)           (9,474)          6,365
                                                                           ----------------------------------------------
Net income (loss)                                                            $ (116,810)      $    50,844     $    60,568
                                                                           ==============================================

See accompanying notes.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in Thousands)

                                                                                                           Total
                                                            Common    Preferred  Paid-in    Unassigned    Capital
                                                             Stock      Stock    Surplus     Surplus    and Surplus
                                                          ----------------------------------------------------------
Balance at January 1, 1999                                    $2,660      $  -     $154,282  $205,586      $362,528
   Net income                                                      -         -            -    60,568        60,568
   Change in net unrealized capital gains/losses                   -         -            -   (20,217)      (20,217)
   Change in non-admitted assets                                   -         -            -      (980)         (980)
   Change in asset valuation reserve                               -         -            -   (11,605)      (11,605)
   Dividend to stockholder                                         -         -            -   (40,000)      (40,000)
   Tax benefit on stock options exercised                          -         -            -     1,305         1,305
   Change in surplus in separate accounts                          -         -            -       245           245
   Settlement of prior period tax returns and other
     tax-related adjustments                                       -         -            -     2,811         2,811
                                                          ----------------------------------------------------------
Balance at December 31, 1999                                   2,660         -      154,282   197,713       354,655
   Net income                                                      -         -            -    50,844        50,844
   Change in net unrealized capital gains/losses                   -         -            -   (19,784)      (19,784)
   Change in non-admitted assets                                   -         -            -    (1,210)       (1,210)
   Change in asset valuation reserve                               -         -            -    (2,999)       (2,999)
   Tax benefit on stock options exercised                          -         -            -     1,438         1,438
   Change in surplus in separate accounts                          -         -            -      (224)         (224)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -      (495)         (495)
   Capital contribution                                            -         -      100,000         -       100,000
                                                          ----------------------------------------------------------
Balance at December 31, 2000                                   2,660         -      254,282   225,283       482,225
   Net loss                                                        -         -            -  (116,810)     (116,810)
   Change in net unrealized capital gains/losses                   -         -            -   (10,700)      (10,700)
   Change in non-admitted assets                                   -         -            -   (51,381)      (51,381)
   Change in asset valuation reserve                               -         -            -    47,320        47,320
   Tax benefit on stock options exercised                          -         -            -       897           897
   Change in surplus in separate accounts                          -         -            -    (3,378)       (3,378)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -    (1,110)       (1,110)
   Change in net deferred income tax                               -         -            -    64,840        64,840
   Cumulative effect of changes in accounting principles           -         -            -    23,045        23,045
   Dividends to stockholder                                        -         -            -    (3,000)       (3,000)
   Exchange of common stock for preferred stock                 (425)      425            -         -             -
   Reinsurance transactions                                        -         -            -    37,290        37,290
   Capital contribution                                            -         -      280,000         -       280,000
                                                          ----------------------------------------------------------
Balance at December 31, 2001                                  $2,235      $425     $534,282  $212,296      $749,238
                                                          ==========================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)

                                                                     Year Ended December 31
                                                                 2001         2000             1999
                                                         ------------------------------------------------
Operating activities
Premiums and other considerations received, net of
   reinsurance                                              $  5,024,130 $  4,285,644     $  1,830,365
Net investment income received                                   763,113      508,646          441,737
Life and accident and health claims paid                        (125,561)    (114,001)        (124,178)
Surrender benefits and other fund withdrawals paid            (1,330,575)  (1,315,484)      (1,046,611)
Other benefits paid to policyholders                            (170,315)    (205,100)        (169,476)
Commissions, other expenses and other taxes                     (399,599)    (267,778)        (238,192)
Net transfers to separate accounts                              (797,040)    (477,575)        (280,923)
Federal income taxes received (paid)                               1,525      (45,190)         (24,709)
                                                         ------------------------------------------------
Net cash provided by operating activities                      2,965,678    2,369,162          388,013

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                  7,556,980    4,817,508        3,283,038
   Common stocks                                                  76,287       50,953           60,293
   Mortgage loans on real estate                                 178,704      129,336          158,739
   Real estate                                                     2,179        2,042           13,367
   Policy loans                                                        -        2,300              186
   Other                                                          38,584       14,366            6,133
                                                         ------------------------------------------------
                                                               7,852,734    5,016,505        3,521,756
Cost of investments acquired:
   Bonds and preferred stocks                                (13,496,958)  (6,989,279)      (3,398,158)
   Common stocks                                                (102,352)     (54,697)         (76,200)
   Mortgage loans on real estate                                (659,617)    (372,757)        (480,750)
   Real estate                                                         -         (149)          (7,568)
   Policy loans                                                   (1,463)           -                -
   Other                                                        (288,641)    (116,485)         (48,719)
                                                         ------------------------------------------------
                                                             (14,549,031)  (7,533,367)      (4,011,395)
                                                         ------------------------------------------------
Net cash used in investing activities                         (6,696,297)  (2,516,862)        (489,639)

Financing and miscellaneous activities
Other cash provided:
   Capital and surplus paid in                                   280,000      100,000                -
   Borrowed money                                                 (6,200)    (138,300)         135,079
   Deposits on deposit-type contracts                          4,406,794            -                -
   Other sources                                                 354,709      338,402           28,835
                                                         ------------------------------------------------
Total other cash provided                                      5,035,303      300,102          163,914
Other cash applied:
   Dividends to stockholder                                       (3,000)           -          (40,000)
   Withdrawals from deposit-type contracts                      (944,380)           -                -
   Other applications                                           (262,232)    (107,873)         (51,882)
                                                         ------------------------------------------------
Total other cash applied                                      (1,209,612)    (107,873)         (91,882)
                                                         ------------------------------------------------
Net cash provided by financing and miscellaneous
   activities                                                  3,825,691      192,229           72,032
                                                         ------------------------------------------------
Increase (decrease) in cash and short-term investments            95,072       44,529          (29,594)
Cash and short-term investments at beginning of year              98,224       53,695           83,289
                                                         ------------------------------------------------
Cash and short-term investments at end of year             $     193,296 $     98,224     $     53,695
                                                         ================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                 Notes to Financial Statements - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)

                                December 31, 2001


1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company), formerly PFL Life Insurance Company, is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to 2001, the Company was a wholly-owned subsidiary of First AUSA Life Insurance Company, a subsidiary of AEGON.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

   Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



   1. Organization and Summary of Significant Accounting Policies (continued)

   end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value. Stocks of affiliated companies are carried at equity in the underlying net

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $16,146, $6,584, and $530, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying assets and liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2001, the Company recognized capital losses in the amount of $20,125 related to replication transactions.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.75 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on bases of consistency with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



2. Accounting Changes (continued)

Accounting changes adopted to conform to the previsions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



4. Fair Values of Financial Instruments (continued)

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

   Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Net short-term receivable from/notes payable to affiliates: The fair values for short-term notes receivable from/payable to affiliates are assumed to equal their carrying amount.

   Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


4. Fair Values of Financial Instruments (continued)

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 133:

                                                                              December 31
                                                                  2001                            2000
                                                    -------------------------------  -----------------------------
                                                       Carrying                         Carrying
                                                        Amount         Fair Value        Amount       Fair Value
                                                    -------------------------------  -----------------------------
   Admitted assets
   Cash and short-term investments                   $     193,296   $     193,296    $     98,224   $     98,224
   Bonds                                                12,891,333      12,936,983       7,009,825      7,014,991
   Preferred stocks                                         51,786          49,549          19,987         18,214
   Common stocks                                            93,367          93,367          84,736         84,736
   Mutual funds sponsored by affiliated
     entities                                                1,018           1,018           3,781          3,781
   Mortgage loans on real estate                         2,063,388       2,117,378       1,585,896      1,628,936
   Policy loans                                             59,034          59,034          57,571         57,571
   Net short-term notes receivable from
     affiliates                                            140,000         140,000               -              -
   Interest rate caps                                        1,406               3           3,224             49
   Swaps                                                   (29,268)       (140,307)          3,875        (14,777)
   Separate account assets                               5,304,781       5,304,781       4,519,029      4,519,029

   Liabilities
   Investment contract liabilities                      12,176,072      12,109,052       5,937,734      5,848,592
   Separate account annuity liabilities                  4,172,376       4,102,548       4,070,462      3,986,122
   Net short-term notes payable to affiliates                    -               -           6,200          6,200

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

                                                                   Gross          Gross          Estimated
                                                 Carrying        Unrealized     Unrealized         Fair
                                                  Amount           Gains          Losses           Value
                                               -------------------------------------------------------------
   December 31, 2001
   Bonds:
     United States Government and agencies      $   116,098       $  1,806       $    889       $   117,015
     State, municipal, and other government         245,626         13,251         16,610           242,267
     Public utilities                               922,762         20,165         12,901           930,026
     Industrial and miscellaneous                 5,598,744        123,985         94,570         5,628,159
     Mortgage and other asset-backed
       securities                                 6,008,103         61,403         49,990         6,019,516
                                               -------------------------------------------------------------
                                                 12,891,333        220,610        174,960        12,936,983
   Preferred stocks                                  51,786            254          2,491            49,549
   Affiliated preferred stocks                          761              -              -               761
                                               -------------------------------------------------------------
                                                $12,943,880       $220,864       $177,451       $12,987,293
                                               =============================================================

   December 31, 2000
   Bonds:
     United States Government and agencies      $    88,108       $  1,121       $  1,044       $    88,185
     State, municipal, and other government         239,700          8,954          9,465           239,189
     Public utilities                               573,870          9,149          4,213           578,806
     Industrial and miscellaneous                 2,945,326         63,181         73,026         2,935,481
     Mortgage and other asset-backed
       securities                                 3,162,821         43,092         32,583         3,173,330
                                               --------------------------------------------------------------
                                                  7,009,825        125,497        120,331         7,014,991
   Preferred stocks                                  19,987             14          1,787            18,214
                                               --------------------------------------------------------------
                                                $ 7,029,812       $125,511       $122,118       $ 7,033,205
                                               ==============================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Carrying       Estimated
                                                      Amount        Fair Value
                                                   -----------------------------

   Due in one year or less                          $   331,362     $   333,479
   Due after one year through five years              2,231,644       2,267,763
   Due after five years through ten years             2,578,710       2,583,662
   Due after ten years                                1,741,514       1,732,563
                                                   -----------------------------
                                                      6,883,230       6,917,467
   Mortgage and other asset-backed securities         6,008,103       6,019,516
                                                   -----------------------------
                                                    $12,891,333     $12,936,983
                                                   =============================

A detail of net investment income is presented below:

                                                   Year Ended December 31
                                               2001         2000        1999
                                            -----------------------------------

   Interest on bonds and preferred stock     $684,756     $421,931    $347,639
   Dividends on equity investments              1,362          644         734
   Interest on mortgage loans                 147,811      111,356      92,325
   Rental income on real estate                 8,289        8,070       7,322
   Interest on policy loans                     4,269        4,248       4,141
   Other investment income                     16,058        4,549       7,978
                                            -----------------------------------
   Gross investment income                    862,545      550,798     460,139

   Less investment expenses                    36,592       23,485      22,590
                                            -----------------------------------
   Net investment income                     $825,953     $527,313    $437,549
                                            ===================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                 Year Ended December 31
                                           2001          2000           1999
                                       -----------------------------------------

   Proceeds                             $7,556,980    $4,817,508     $3,283,038
                                       =========================================

   Gross realized gains                 $   82,314    $   24,440     $   21,171
   Gross realized losses                  (123,094)      (55,422)       (32,259)
                                       -----------------------------------------
   Net realized losses                  $  (40,780)   $  (30,982)    $  (11,088)
                                       =========================================

Gross realized losses for the year ended December 31, 2001 include $86,275 which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2001, investments with an aggregate carrying value of $57,725 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

                                                                          Realized
                                                         ------------------------------------------
                                                                   Year Ended December 31
                                                             2001           2000           1999
                                                         ------------------------------------------
   Bonds                                                  $ (40,780)      $(30,982)      $(11,088)
   Equity securities                                          6,266          5,551         11,433
   Mortgage loans on real estate                                  -          2,659          4,661
   Real estate                                                  399            220            900
   Short-term investments                                       661              9         (1,407)
   Other invested assets                                    (40,788)        (7,690)           534
                                                         ------------------------------------------
                                                            (74,242)       (30,233)         5,033

   Tax effect                                                (8,658)         5,199         (5,535)
   Transfer from (to) interest maintenance reserve          (24,376)        15,560          6,867
                                                         ------------------------------------------
   Net realized gains (losses)                            $(107,276)      $ (9,474)      $  6,365
                                                         ==========================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
              (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

                                                  Change in Unrealized
                                          -------------------------------------
                                                 Year Ended December 31
                                             2001         2000         1999
                                          -------------------------------------

   Bonds                                   $ 15,112     $(20,789)    $(12,711)
   Preferred stocks                           3,437        4,462       (2,753)
   Common stocks                             (7,270)        (249)      (4,873)
   Affiliated entities                      (15,246)      (3,506)         893
   Mortgage loans on real estate               (834)         296         (147)
   Other invested assets                        712          183         (626)
   Real estate                                    -         (181)           -
   Derivative instruments                    (6,611)           -            -
                                          -------------------------------------
   Change in unrealized gains/losses       $(10,700)    $(19,784)    $(20,217)
                                          =====================================

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                               December 31
                                                             2001       2000
                                                          ---------------------

   Unrealized gains                                        $ 4,025    $11,387
   Unrealized losses                                        (1,700)    (1,792)
                                                          ---------------------
   Net unrealized gains                                    $(2,325)   $ 9,595
                                                          =====================

During 2001, the Company issued mortgage loans with interest rates ranging from 4.6% to 11.25%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 87%. Mortgage loans with a carrying value of $245 were non-income producing for the previous 180 days. Accrued interest of $160 related to these mortgage loans was excluded from investment income at December 31, 2001. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,991 and $18,139, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                            Property-Type Distribution
   --------------------------------------------------- ----------------------------------------------------
                                     December 31                                          December 31
                                   2001       2000                                      2001      2000
                                ----------------------                               ----------------------
   South Atlantic                    30%        26%    Office                            42%       40%
   Pacific                           28         22     Retail                            19        24
   E. North Central                  14         14     Industrial                        18        21
   Middle Atlantic                    9         12     Apartment                         16        10
   Mountain                           8         11     Other                              5         5
   W. South Central                   4          6
   W. North Central                   3          4
   New England                        3          3
   E. South Central                   1          2

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

The Company owns interest rate caps to hedge against a rising interest rate environment. The cash flows from the interest rate caps will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The caps are designed to hedge against a sharp rise in interest rates and in certain situations, the caps will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assets rises by a commensurate amount. The counterparties are required to provide quarterly financial statements for the Company's review. The market value of the contracts are monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                       Notional Amount
                                                                  --------------------------
                                                                      2001            2000
                                                                  --------------------------
   Derivative securities:
     Interest rate and currency swaps:
       Receive fixed - pay floating                                $2,235,687       $451,770
       Receive floating - pay fixed                                 2,283,912        596,388
       Receive floating (uncapped) - pay floating (capped)          1,808,116         32,593
       Receive floating (LIBOR) - pay floating (S&P)                   45,000        345,000
     Interest rate cap agreements                                     541,172        518,515

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                      Year Ended December 31
                                                2001             2000              1999
                                            ----------------------------------------------
   Direct premiums                          $4,855,609        $3,205,023       $1,942,716
   Reinsurance assumed                         261,194         1,177,833            2,723
   Reinsurance ceded                          (292,628)         (124,905)        (144,310)
                                            ----------------------------------------------
   Net premiums earned                      $4,824,175        $4,257,951       $1,801,129
                                            ==============================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $135,889, $123,039, and $139,138 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $5,419 and $28,080, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $1,447,904 and $1,564,867, respectively.

At December 31, 2001, amounts recoverable from unauthorized reinsurers of $5,747 (2000 - $30,948) and reserve credits for reinsurance ceded of $115,987 (2000 - $85,163) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $55,561 at December 31, 2001, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral in the form of letters of credit of $70,000.

Additionally, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The effect of this transaction was also credited directly to surplus on a net of tax basis.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes

The components of the net deferred tax asset at January 1, 2001, the date of adoption of the revised NAIC Accounting Practices and Procedures Manual, and December 31, 2001 are as follows:

                                                        December 31,         January 1,
                                                            2001                2001
                                                    ----------------------------------
   Deferred income tax components:
     Gross deferred income tax assets                     $ 215,142        $ 134,020
     Gross deferred income tax liabilities                   31,768           15,486
     Deferred income tax assets nonadmitted                 149,413           99,410
                                                    ----------------------------------
   Net admitted deferred income tax asset                 $  33,961        $  19,124
                                                    ==================================

The main deferred income tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:


                                                      December 31,        January 1,             Net
                                                         2001               2001               Change
                                                 -------------------------------------------------------
   Deferred income tax assets:
     Guaranty funds                                    $   6,362         $    7,066           $    (704)
     Non-admitted assets                                   1,711              1,276                 435
     Pension expenses                                      1,768              1,536                 232
     Deferred acquisition costs                          105,210             82,650              22,560
     Reserves                                             32,767             30,056               2,711
     Unrealized capital losses                            61,483              7,309              54,174
     Other                                                 5,841              4,127               1,714
                                                 -------------------------------------------------------
   Total deferred income tax assets                      215,142            134,020              81,122

   Deferred income tax assets - nonadmitted              149,413             99,410              50,003

   Deferred income tax liabilities:
     Partnerships                                          1,335              2,240                (905)
     Real estate                                           1,222              2,028                (806)
     Unrealized capital gains                             29,184              7,281              21,903
     Other                                                    27              3,937              (3,910)
                                                 -------------------------------------------------------
   Total deferred income tax liabilities               $  31,768         $   15,486           $  16,282
                                                 =======================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                    December 31
                                                         2001          2000           1999
                                                    ----------------------------------------
   Income tax computed at federal statutory
     rate (35%)                                        $  6,515       $39,049       $27,832
     Deferred acquisition costs - tax basis              22,560        24,629         5,979
     Depreciation                                           104          (207)         (219)
     Dividends received deduction                        (2,228)       (1,802)       (1,666)
     IMR amortization                                    (1,226)       (1,353)       (2,656)
     Investment income items                             (4,937)       (3,866)         (977)
     Low income housing credits                          (5,725)       (4,328)            -
     Prior year over accrual                               (918)       (3,947)       (3,492)
     Reinsurance transactions                            13,051             -             -
     Tax reserve adjustment                               2,705         2,569         1,390
     Other                                               (1,752)          507          (875)
                                                    ----------------------------------------
   Federal income tax expense                          $ 28,149       $51,251       $25,316
                                                    ========================================

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination is underway for 1996 and 1997.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

8. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                      December 31
                                                          2001                           2000
                                              -----------------------------   -----------------------------
                                                                 Percent                        Percent
                                                   Amount       of Total          Amount       of Total
                                              -----------------------------   -----------------------------
   Subject to discretionary withdrawal with
     market value adjustment                    $   567,505         3%         $     221,151        2%
   Subject to discretionary withdrawal at
     book value less surrender charge             4,359,812        25              1,635,769       14
   Subject to discretionary withdrawal at
     market value                                 3,869,101        22              4,006,227       34
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                 3,845,030        22              4,279,843       37
   Not subject to discretionary withdrawal
     provision                                    5,061,818        28              1,453,732       13
                                              -----------------------------   -----------------------------
                                                 17,703,266       100%            11,596,722      100%
                                                              =============                    ============
   Less reinsurance ceded                         1,411,628                        1,504,445
                                              ---------------                 ---------------
   Total policy reserves on annuities and
     deposit-type liabilities                   $16,291,638                    $  10,092,277
                                              ===============                 ===============

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2001, 2000, and 1999 is as follows:

                                                                Guaranteed      Nonguaranteed
                                                                 Separate          Separate
                                                                  Account           Account           Total
                                                           ------------------------------------------------
   Premiums, deposits, and other considerations for
     the year ended December 31, 2001                      $      59,498     $   1,221,739      $ 1,281,237
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,574,436      $ 4,574,436
     Amortized cost                                              175,950                 -          175,950
                                                           ------------------------------------------------
   Total                                                   $     175,950     $   4,574,436      $ 4,750,386
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 2000                      $     100,000     $     743,550      $   843,550
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,273,977      $ 4,273,977
     Amortized cost                                              106,754                 -          106,754
                                                           ------------------------------------------------
   Total                                                   $     106,754     $   4,273,977      $ 4,380,731
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 1999                      $           -     $     486,282      $   486,282
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,377,676      $ 4,377,676
     Amortized cost                                                    -                 -                -
                                                           ------------------------------------------------
   Total                                                   $           -     $   4,377,676      $ 4,377,676
                                                           ================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                          Year Ended December 31
                                                                   2001             2000           1999
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations
     of the separate accounts statement:
       Transfers to separate accounts                           $ 1,281,237      $ 843,530      $ 486,282
       Transfers from separate accounts                            (456,777)      (325,645)      (175,822)
                                                             ----------------------------------------------
   Net transfers to separate accounts                               824,460        517,885        310,460

   Miscellaneous reconciling adjustments                               (838)        (2,560)        (1,153)
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations of
     the life, accident and health annual statement
                                                                $   823,622      $ 515,325      $ 309,307
                                                             ==============================================

At December 31, 2001, the Company had separate account annuities with guaranteed living benefits as follows:

                                                     Subjected Account     Amount of       Reinsurance
        Benefit and Type of Risk                           Value         Reserve Held     Reserve Credit
   --------------------------------------------------------------------------------------------------------
   Guaranteed minimum income benefit:
      Guaranteed premium                              $   1,262,820      $     3,436       $          -
      Accumulation fund                                       9,157              151                  -

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


8. Policy and Contract Attributes (continued)

                                                            Gross            Loading           Net
                                                          --------------------------------------------
   December 31, 2001
   Life and annuity:
     Ordinary direct first year business                  $  2,646          $   1,788        $     858
     Ordinary direct renewal business                       18,679              5,914           12,765
     Group life direct business                                245                116              129
                                                          --------------------------------------------
                                                            21,570              7,818           13,752
   Accident and health:
     Direct                                                    108                  -              108
                                                          --------------------------------------------
   Total accident and health                                   108                  -              108
                                                          --------------------------------------------
                                                          $ 21,678          $   7,818        $  13,860
                                                          ============================================

   December 31, 2000
   Life and annuity:
     Ordinary direct first year business                  $  2,763          $   1,854        $     909
     Ordinary direct renewal business                       20,180              6,063           14,117
     Group life direct business                                319                152              167
     Reinsurance ceded                                      (1,088)                 -           (1,088)
                                                          --------------------------------------------
                                                            22,174              8,069           14,105
   Accident and health:
     Direct                                                    151                  -              151
     Reinsurance ceded                                         (21)                 -              (21)
                                                          --------------------------------------------
   Total accident and health                                   130                  -              130
                                                          --------------------------------------------
                                                          $ 22,304          $   8,069        $  14,235
                                                          ============================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $65,715 and $48,824, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $2,139 and $1,227 to cover these deficiencies at December 31, 2001 and 2000, respectively.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


9.  Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $74,658.

The Company paid dividends to its parent of $3,000, $-0-, and $40,000 in 2001, 2000, and 1999, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company's employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with SFAS No. 87 as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $665, $457, and $408 for the years ended December 31, 2001, 2000, and 1999, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


10.  Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $314, $310, and $267 for the years ended December 31, 2001, 2000, and 1999, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2001, 2000, and 1999 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $94, $41, and $28 for the years ended December 31, 2001, 2000, and 1999, respectively.

11.  Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $33,505, $21,115, and $19,983, respectively, for these services, which approximates their costs to the affiliates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)



11.  Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate of 1.76% at December 31, 2001. During 2001, 2000, and 1999, the Company paid net interest of $1,966, $1,234, and $1,994, respectively, to affiliates.

During 2001 and 2000, the Company received capital contributions of $280,000 and $100,000, respectively, in cash from its parent.

At December 31, 2001, the Company has net short-term notes receivable from an affiliate of $140,000 At December 31, 2000, the Company had net short-term notes payable of $6,200, which consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $209,491 and $199,491 at December 31, 2001 and 2000, respectively.

12.  Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $607,317 and $311,477 at December 31, 2001 and 2000, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


12.  Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2001, the Company has pledged invested assets with a carrying value and market value of $1,129,930 and $1,129,478, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2001 and 2000, the value of securities loaned amounted to $496,277 and $148,927, respectively.

The Company has contingent commitments for $180,025 at December 31, 2001 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,200 and $20,188 and an offsetting premium tax benefit of $7,316 and $7,429 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(1,943), $1,134, and $1,994 for the years ended December 31, 2001, 2000, and 1999, respectively.

                            Statutory-Basis Financial
                               Statement Schedules

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)

                                December 31, 2001

SCHEDULE I

                                                                                                 Amount at
                                                                                                   Which
                                                                                               Shown in the
                                                                                 Market           Balance
                 Type of Investment                            Cost (1)           Value            Sheet
-----------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government agencies
     and authorities                                        $   135,982     $    137,221      $   135,982
   States, municipalities and political subdivisions          1,230,794        1,226,251        1,230,794
   Foreign governments                                          124,811          130,189          124,811
   Public utilities                                             922,762          930,026          922,762
   All other corporate bonds                                 10,476,984       10,513,296       10,476,984
Redeemable preferred stocks                                      51,786           49,549           51,786
                                                            ----------------------------------------------
Total fixed maturities                                       12,943,119       12,986,532       12,943,119

Equity securities
Common stocks:
   Public utilities                                                 541              590              590
   Banks, trust and insurance                                    47,605           47,987           47,987
   Industrial, miscellaneous and all other                       42,896           44,790           44,790
                                                            ----------------------------------------------
Total equity securities                                          91,042           93,367           93,367

Mortgage loans on real estate                                 2,063,388                -        2,063,388
Real estate                                                      22,456                -           22,456
Real estate held for the production of income                    30,034                -           30,034
Policy loans                                                     59,034                -           59,034
Other long-term investments                                     413,500                -          413,500
Cash and short-term investments                                 193,296                -          193,296
                                                            ----------------------------------------------
Total investments                                           $15,815,869     $          -      $15,818,194
                                                            ==============================================

 (1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Supplementary Insurance Information
                             (Dollars in Thousands)

SCHEDULE III

                                                                                                                     Benefits,
                                                                                                                      Claims
                                        Future Policy                  Policy and                       Net         Losses and
                                        Benefits and     Unearned       Contract        Premium      Investment     Settlement
                                          Expenses       Premiums      Liabilities      Revenue        Income*       Expenses
                                       ----------------------------------------------------------------------------------------
Year ended December 31, 2001
Individual life                         $  2,249,755    $       -        $13,452        $  553,951     $146,877      $  211,100
Individual health                            241,856       10,971         11,019            97,541       21,406          90,991
Group life and health                        125,564        7,387         17,292            53,778       12,054          61,171
Annuity                                    7,402,612            -              -         4,118,905      645,616       4,265,462
                                       ----------------------------------------------------------------------------------------
                                        $ 10,019,787    $  18,358        $41,763        $4,824,175     $825,953      $4,628,724
                                       ========================================================================================

Year ended December 31, 2000
Individual life                         $  2,107,973    $       -        $ 9,993        $  881,652     $132,477      $  649,924
Individual health                            179,488       10,825         11,585            88,222       14,132          71,399
Group life and health                        109,570        7,014         20,816            64,956       11,008          45,383
Annuity                                    4,577,664            -              -         3,223,121      369,696       3,203,819
                                       ----------------------------------------------------------------------------------------
                                        $  6,974,695    $  17,839        $42,394        $4,257,951     $527,313      $3,970,525
                                       ========================================================================================

Year ended December 31, 1999
Individual life                         $  1,550,188    $       -        $ 8,607        $  226,456     $104,029      $  274,730
Individual health                            133,214       10,311         10,452            77,985       10,036          58,649
Group life and health                        105,035        8,604         27,088            83,639       10,422          61,143
Annuity                                    4,036,751            -              -         1,413,049      313,062       1,303,537
                                       ----------------------------------------------------------------------------------------
                                        $  5,825,188    $  18,915        $46,147        $1,801,129     $437,549      $1,698,059
                                       ========================================================================================
                                            Other
                                          Operating      Premiums
                                          Expenses*       Written
                                       -------------------------------
Year ended December 31, 2001
Individual life                         $    658,786              -
Individual health                             40,757     $   97,144
Group life and health                         24,416         52,600
Annuity                                      503,481              -
                                       -------------
                                        $  1,227,440
                                       =============

Year ended December 31, 2000
Individual life                         $    476,394              -
Individual health                             39,427     $   88,000
Group life and health                         33,422         63,474
Annuity                                      247,718              -
                                       -------------
                                        $    796,961
                                       =============

Year ended December 31, 1999
Individual life                         $    141,030              -
Individual health                             35,329     $   77,716
Group life and health                         38,075         81,918
Annuity                                      328,821              -
                                       -------------
                                        $    543,255
                                       =============


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                                   Reinsurance
                             (Dollars in Thousands)

SCHEDULE IV

                                                                                                   Percentage of
                                                                   Assumed From                       Amount
                                                 Ceded to Other       Other             Net           Assumed
                                 Gross Amount       Companies       Companies         Amount           to Net
                               ------------------------------------------------------------------------------
Year ended December 31, 2001
Life insurance in force          $  12,213,483      $ 1,679,015     $   100,311      $10,634,779         0.9%
                               =============================================================================

Premiums:
   Individual life               $     547,754      $    (2,497)    $     3,700      $   553,951         0.7%
   Individual health                    98,925            2,167             783           97,541         0.8
   Group life and health               127,085           85,018          11,711           53,778        21.8
   Annuity                           4,081,845          207,940         245,000        4,118,905         5.9
                               -----------------------------------------------------------------------------
                                 $   4,855,609      $   292,628     $   261,194      $ 4,824,175         5.4%
                               =============================================================================

Year ended December 31, 2000
Life insurance in force          $   9,477,758      $ 1,088,937     $    70,808      $ 8,459,629         0.8%
                               =============================================================================

Premiums:
   Individual life               $     882,584      $     4,575     $     3,361      $   881,370         0.4%
   Individual health                    92,426            4,204               -           88,222           -
   Group life and health               173,505          108,550               -           64,955           -
   Annuity                           2,056,508            7,576       1,174,472        3,223,404        36.4
                               -----------------------------------------------------------------------------
                                 $   3,205,023      $   124,905     $ 1,177,833      $ 4,257,951        27.7%
                               =============================================================================

Year ended December 31, 1999
Life insurance in force          $   6,538,901      $  (500,192)    $   415,910      $ 7,455,003         6.4%
                               =============================================================================

Premiums:
   Individual life               $     227,363      $     3,967     $     2,723      $   226,119         1.2%
   Individual health                    83,489            5,504               -           77,985           -
   Group life and health               205,752          122,113               -           83,639           -
   Annuity                           1,426,112           12,726               -        1,413,386           -
                               -----------------------------------------------------------------------------
                                 $   1,942,716      $   144,310     $     2,723      $ 1,801,129         0.2%
                               =============================================================================

Financial Statements

Retirement Builder Variable Annuity Account -
Portfolio Select Variable Annuity
Year Ended December 31, 2001

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2001

                                    Contents

Report of Independent Auditors.................................................1

Financial Statements

Statements of Assets and Liabilities...........................................3
Statements of Operations......................................................31
Statements of Changes in Net Assets...........................................41
Notes to Financial Statements.................................................57

                         Report of Independent Auditors

The Board of Directors and Contract Owners
  of the Portfolio Select Variable Annuity,
Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Retirement Builder Variable Annuity Account, formerly the PFL Retirement Builder Variable Annuity Account (comprised of AIM V.I. Capital Appreciation, AIM V.I. Growth and Income, AIM V.I. International Equity, AIM V.I. Value, AIM V.I. Dent Demographic Trends, Alliance Premier Growth, Alliance Technology, Davis Value, Evergreen VA, Evergreen VA Foundation, Evergreen VA Growth and Income, Evergreen VA Global Leaders, Evergreen VA International Growth, Evergreen VA Capital Growth, Evergreen VA Growth, Evergreen VA High Income, Evergreen VA Blue Chip, Evergreen VA Omega, Federated American Leaders II, Federated High Income Bond II, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth and Income, Oppenheimer Multiple Strategies, Oppenheimer Strategic Bond, Putnam VT Global Growth, Putnam VT Growth and Income, Putnam VT Growth Opportunities, Putnam VT Money Market, Putnam VT New Value, Fidelity - VIP High Income, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP II Index 500, Fidelity - VIP II Investment Grade Bond, Fidelity - VIP III Growth Opportunities, Templeton International Securities, Templeton Asset Strategy, Franklin Small Cap Fund, and Templeton Developing Markets Securities subaccounts), which are available for investment by contract owners of the Portfolio Select Variable Annuity, as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Retirement Builder Variable Annuity Account which are available for investment by contract owners of the Portfolio Select Variable Annuity at December 31, 2001, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 1, 2002

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                          AIM V.I.      AIM V.I.       AIM V.I.
                                                          Capital      Growth and    International
                                                        Appreciation     Income          Equity
                                                         Subaccount    Subaccount     Subaccount
                                                        ------------------------------------------
Assets
Cash                                                     $       --    $        --     $       --
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                   2,273,691             --             --
     AIM V.I. Growth and Income Fund                             --     16,082,101             --
     AIM V.I. International Equity Fund                          --             --      3,713,106
     AIM V.I. Value Fund                                         --             --             --
     AIM V.I. Dent Demographic Trends Fund                       --             --             --
   Alliance Variable Products Series Fund, Inc.:
     Alliance Premier Growth Portfolio                           --             --             --
     Alliance Technology Portfolio                               --             --             --
   Davis Variable Account Fund, Inc.:
     Davis Value Portfolio                                       --             --             --
   Evergreen Variable Trust:
     Evergreen VA Fund                                           --             --             --
     Evergreen VA Foundation Fund                                --             --             --
     Evergreen VA Growth and Income Fund                         --             --             --
     Evergreen VA Global Leaders Fund                            --             --             --
     Evergreen VA International Growth Fund                      --             --             --
     Evergreen VA Capital Growth Fund                            --             --             --
     Evergreen VA Growth Fund                                    --             --             --
     Evergreen VA High Income Fund                               --             --             --
     Evergreen VA Blue Chip Fund                                 --             --             --
     Evergreen VA Omega Fund                                     --             --             --
   Federated Insurance Series:
     Federated American Leaders Fund II                          --             --             --
     Federated High Income Bond Fund II                          --             --             --
   MFS Variable Insurance Trust:
     MFS Emerging Growth Series                                  --             --             --
     MFS Research Series                                         --             --             --
     MFS Total Return Series                                     --             --             --
     MFS Utilities Series                                        --             --             --
   Oppenheimer Variable Account Funds:
     Oppenheimer Capital Appreciation Fund/VA                    --             --             --
     Oppenheimer Main Street Growth and Income
       Fund/VA                                                   --             --             --
     Oppenheimer Multiple Strategies Fund/VA                     --             --             --
     Oppenheimer Strategic Bond Fund/VA                          --             --             --

              AIM V.I. Dent    Alliance
 AIM V.I.      Demographic     Premier      Alliance
  Value           Trends        Growth     Technology   Davis Value   Evergreen VA
Subaccount     Subaccount     Subaccount   Subaccount    Subaccount    Subaccount
----------------------------------------------------------------------------------

$        --     $       --    $       --    $     --     $       --    $       --


         --             --            --          --             --            --
         --             --            --          --             --            --
         --             --            --          --             --            --
 37,886,395             --            --          --             --            --
         --      1,350,310            --          --             --            --

         --             --     1,740,382          --             --            --
         --             --            --     756,105             --            --

         --             --            --          --      5,442,617            --

         --             --            --          --             --     1,883,680
         --             --            --          --             --            --
         --             --            --          --             --            --
         --             --            --          --             --            --
         --             --            --          --             --            --
         --             --            --          --             --            --
         --             --            --          --             --            --
         --             --            --          --             --            --
         --             --            --          --             --            --
         --             --            --          --             --            --

         --             --            --          --             --            --
         --             --            --          --             --            --

         --             --            --          --             --            --
         --             --            --          --             --            --
         --             --            --          --             --            --
         --             --            --          --             --            --

         --             --            --          --             --            --

         --             --            --          --             --            --
         --             --            --          --             --            --
         --             --            --          --             --            --

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                         AIM V.I.       AIM V.I.       AIM V.I.
                                                         Capital       Growth and   International
                                                       Appreciation      Income         Equity
                                                        Subaccount     Subaccount    Subaccount
                                                       ------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value
  (continued):
    Putnam Variable Trust:
      Putnam VT Global Growth Fund                       $       --   $        --    $       --
      Putnam VT Growth and Income Fund                           --            --            --
      Putnam VT Growth Opportunities Fund                        --            --            --
      Putnam VT Money Market Fund                                --            --            --
      Putnam VT New Value Fund                                   --            --            --
    Variable Insurance Products Fund (VIP):
      Fidelity - VIP High Income Portfolio                       --            --            --
      Fidelity - VIP Equity-Income Portfolio                     --            --            --
      Fidelity - VIP Growth Portfolio                            --            --            --
    Variable Insurance Products Fund II (VIP II):
      Fidelity - VIP II Index 500 Portfolio                      --            --            --
      Fidelity - VIP II Investment Grade Bond
        Portfolio                                                --            --            --
    Variable Insurance Products Fund III (VIP III):
      Fidelity - VIP III Growth Opportunities
        Portfolio                                                --            --            --
    Franklin Templeton Variable Products Series
      Fund:
        Templeton International Securities Fund                  --            --            --
        Templeton Asset Strategy Fund                            --            --            --
        Franklin Small Cap Fund                                  --            --            --
        Templeton Developing Markets Securities
           Fund                                                  --            --            --
                                                       ----------------------------------------
Total investments in mutual funds                         2,273,691    16,082,101     3,713,106
                                                       ----------------------------------------
Total assets                                              2,273,691    16,082,101     3,713,106

Liabilities
Contract terminations payable                                    22           150            76
                                                       ----------------------------------------
                                                         $2,273,669   $16,081,951    $3,713,030
                                                       ========================================

Net assets:
   Deferred annuity contracts terminable by owners       $2,273,669   $16,081,951    $3,713,030
                                                       ----------------------------------------
Total net assets                                         $2,273,669   $16,081,951    $3,713,030
                                                       ========================================

See accompanying notes.

              AIM V.I. Dent    Alliance
  AIM V.I.     Demographic      Premier     Alliance
   Value         Trends         Growth     Technology   Davis Value   Evergreen VA
 Subaccount    Subaccount     Subaccount   Subaccount    Subaccount    Subaccount
----------------------------------------------------------------------------------




$        --    $       --     $       --    $     --     $       --    $       --
         --            --             --          --             --            --
         --            --             --          --             --            --
         --            --             --          --             --            --
         --            --             --          --             --            --

         --            --             --          --             --            --
         --            --             --          --             --            --
         --            --             --          --             --            --

         --            --             --          --             --            --

         --            --             --          --             --            --


         --            --             --          --             --            --


         --            --             --          --             --            --
         --            --             --          --             --            --
         --            --             --          --             --            --

         --            --             --          --             --            --
---------------------------------------------------------------------------------
 37,886,395     1,350,310      1,740,382     756,105      5,442,617     1,883,680
---------------------------------------------------------------------------------
 37,886,395     1,350,310      1,740,382     756,105      5,442,617     1,883,680


        431            14             16          14             58             7
---------------------------------------------------------------------------------
$37,885,964    $1,350,296     $1,740,366    $756,091     $5,442,559    $1,883,673
=================================================================================


$37,885,964    $1,350,296     $1,740,366    $756,091     $5,442,559    $1,883,673
---------------------------------------------------------------------------------
$37,885,964    $1,350,296     $1,740,366    $756,091     $5,442,559    $1,883,673
=================================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                     AIM V.I. Capital   AIM V.I. Growth      AIM V.I.
                                                       Appreciation       and Income        International
                                                        Subaccount        Subaccount      Equity Subaccount
                                                     ------------------------------------------------------
Accumulation units outstanding - return of premium
  death benefit                                           320,129.901     2,729,506.356       974,151.519
                                                     ======================================================
Accumulation unit value - return of premium death
  benefit                                              $     1.177424   $      1.075162    $     0.905817
                                                     ======================================================

Accumulation units outstanding - 5% annually
  compounding death benefit                             1,618,708.547    12,287,415.915     3,139,688.461
                                                     ======================================================
Accumulation unit value - 5% annually compounding
  death benefit                                        $     1.171761   $      1.069980    $     0.901563
                                                     ======================================================

See accompanying notes.


                    AIM V.I. Dent                             Alliance
    AIM V.I.        Demographic        Alliance Premier      Technology       Davis Value      Evergreen VA
Value Subaccount   Trends Subaccount   Growth Subaccount     Subaccount       Subaccount        Subaccount
-----------------------------------------------------------------------------------------------------------

   5,983,543.584       679,642.236         249,995.271        152,234.666    1,023,066.067      372,595.698
===========================================================================================================

 $      1.182736    $     0.525433      $     0.848253     $     0.797798   $     0.869403   $     0.962961
===========================================================================================================


  26,174,636.002     1,894,905.908       2,387,654.410      1,335,257.364    5,250,003.308    1,591,011.426
===========================================================================================================

 $      1.177056    $     0.524137      $     0.640087     $     0.475293   $     0.867257   $     0.958433
===========================================================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                       Evergreen VA   Evergreen VA
                                                        Evergreen VA    Growth and      Global
                                                         Foundation      Income          Leaders
                                                         Subaccount    Subaccount       Subaccount
                                                        ------------------------------------------
Assets
Cash                                                     $        --    $              $       23
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                           --            --             --
     AIM V.I. Growth and Income Fund                              --            --             --
     AIM V.I. International Equity Fund                           --            --             --
     AIM V.I. Value Fund                                          --            --             --
     AIM V.I. Dent Demographic Trends Fund                        --            --             --
   Alliance Variable Products Series Fund, Inc.:
     Alliance Premier Growth Portfolio                            --            --             --
     Alliance Technology Portfolio                                --            --             --
   Davis Variable Account Fund, Inc.:
     Davis Value Portfolio                                        --            --             --
   Evergreen Variable Trust:
     Evergreen VA Fund                                            --            --             --
     Evergreen VA Foundation Fund                         19,568,760            --             --
     Evergreen VA Growth and Income Fund                          --     3,259,103             --
     Evergreen VA Global Leaders Fund                             --            --      2,809,967
     Evergreen VA International Growth Fund                       --            --             --
     Evergreen VA Capital Growth Fund                             --            --             --
     Evergreen VA Growth Fund                                     --            --             --
     Evergreen VA High Income Fund                                --            --             --
     Evergreen VA Blue Chip Fund                                  --            --             --
     Evergreen VA Omega Fund                                      --            --             --
   Federated Insurance Series:
     Federated American Leaders Fund II                           --            --             --
     Federated High Income Bond Fund II                           --            --             --
   MFS Variable Insurance Trust:
     MFS Emerging Growth Series                                   --            --             --
     MFS Research Series                                          --            --             --
     MFS Total Return Series                                      --            --             --
     MFS Utilities Series                                         --            --             --
   Oppenheimer Variable Account Funds:
     Oppenheimer Capital Appreciation Fund/VA                     --            --             --
     Oppenheimer Main Street Growth and Income
       Fund/VA                                                    --            --             --
     Oppenheimer Multiple Strategies Fund/VA                      --            --             --
     Oppenheimer Strategic Bond Fund/VA                           --            --             --

Evergreen VA     Evergreen                Evergreen
International   VA Capital   Evergreen     VA High      Evergreen VA   Evergreen
   Growth        Growth      VA Growth      Income        Blue Chip     VA Omega
 Subaccount     Subaccount   Subaccount   Subaccount      Subaccount   Subaccount
---------------------------------------------------------------------------------

   $     --     $       --   $       --    $     --       $      7     $       --


         --             --           --          --             --             --
         --             --           --          --             --             --
         --             --           --          --             --             --
         --             --           --          --             --             --
         --             --           --          --             --             --

         --             --           --          --             --             --
         --             --           --          --             --             --

         --             --           --          --             --             --

         --             --           --          --             --             --
         --             --           --          --             --             --
         --             --           --          --             --             --
         --             --           --          --             --             --
    570,896             --           --          --             --             --
         --      6,841,694           --          --             --             --
         --             --    2,032,583          --             --             --
         --             --           --     550,456             --             --
         --             --           --          --        369,086             --
         --             --           --          --             --      1,213,560

         --             --           --          --             --             --
         --             --           --          --             --             --

         --             --           --          --             --             --
         --             --           --          --             --             --
         --             --           --          --             --             --
         --             --           --          --             --             --

         --             --           --          --             --             --

         --             --           --          --             --             --
         --             --           --          --             --             --
         --             --           --          --             --             --

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                   Evergreen VA   Evergreen VA
                                                                    Evergreen VA    Growth and       Global
                                                                     Foundation       Income        Leaders
                                                                     Subaccount     Subaccount     Subaccount
                                                                    ------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
     Putnam Variable Trust:
       Putnam VT Global Growth Fund                                  $        --    $       --     $       --
       Putnam VT Growth and Income Fund                                       --            --             --
       Putnam VT Growth Opportunities Fund                                    --            --             --
       Putnam VT Money Market Fund                                            --            --             --
       Putnam VT New Value Fund                                               --            --             --
     Variable Insurance Products Fund (VIP):
       Fidelity - VIP High Income Portfolio                                   --            --             --
       Fidelity - VIP Equity-Income Portfolio                                 --            --             --
       Fidelity - VIP Growth Portfolio                                        --            --             --
     Variable Insurance Products Fund II (VIP II):
       Fidelity - VIP II Index 500 Portfolio                                  --            --             --
       Fidelity - VIP II Investment Grade Bond
         Portfolio                                                            --            --             --
     Variable Insurance Products Fund III (VIP III):
       Fidelity - VIP III Growth Opportunities
         Portfolio                                                            --            --             --
     Franklin Templeton Variable Products Series
       Fund:
         Templeton International Securities Fund                              --            --             --
         Templeton Asset Strategy Fund                                        --            --             --
         Franklin Small Cap Fund                                              --            --             --
         Templeton Developing Markets Securities
            Fund                                                              --            --             --
                                                                    ------------------------------------------
Total investments in mutual funds                                     19,568,760     3,259,103      2,809,967
                                                                    ------------------------------------------
Total assets                                                          19,568,760     3,259,103      2,809,990

Liabilities
Contract terminations payable                                                 81            50             --
                                                                    ------------------------------------------
                                                                     $19,568,679    $3,259,053     $2,809,990
                                                                    ==========================================

Net assets:
   Deferred annuity contracts terminable by owners                   $19,568,679    $3,259,053     $2,809,990
                                                                    ------------------------------------------
Total net assets                                                     $19,568,679    $3,259,053     $2,809,990
                                                                    ==========================================

See accompanying notes.

Evergreen VA    Evergreen                 Evergreen
International   VA Capital   Evergreen     VA High     Evergreen VA   Evergreen
   Growth         Growth     VA Growth      Income      Blue Chip     VA Omega
  Subaccount    Subaccount   Subaccount   Subaccount    Subaccount    Subaccount
--------------------------------------------------------------------------------




   $     --     $       --   $       --    $     --      $     --     $       --
         --             --           --          --            --             --
         --             --           --          --            --             --
         --             --           --          --            --             --
         --             --           --          --            --             --

         --             --           --          --            --             --
         --             --           --          --            --             --
         --             --           --          --            --             --

         --             --           --          --            --             --

         --             --           --          --            --             --


         --             --           --          --            --             --


         --             --           --          --            --             --
         --             --           --          --            --             --
         --             --           --          --            --             --

         --             --           --          --            --             --
--------------------------------------------------------------------------------
    570,896      6,841,694    2,032,583     550,456       369,086      1,213,560
--------------------------------------------------------------------------------
    570,896      6,841,694    2,032,583     550,456       369,093      1,213,560


         14             48           57           4            --             11
--------------------------------------------------------------------------------
   $570,882     $6,841,646   $2,032,526    $550,452      $369,093     $1,213,549
================================================================================


   $570,882     $6,841,646   $2,032,526    $550,452      $369,093     $1,213,549
--------------------------------------------------------------------------------
   $570,882     $6,841,646   $2,032,526    $550,452      $369,093     $1,213,549
================================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                        Evergreen VA     Evergreen VA
                                                      Evergreen VA       Growth and         Global
                                                       Foundation          Income           Leaders
                                                       Subaccount        Subaccount        Subaccount
                                                     -------------------------------------------------
Accumulation units outstanding - return of premium
   death benefit                                       4,445,820.734      603,628.920      615,746.555
                                                     =================================================
Accumulation unit value - return of premium death
   benefit                                           $      0.988241   $     1.078135   $     0.893281
                                                     =================================================

Accumulation units outstanding - 5% annually
   compounding death benefit                          15,428,080.636    2,430,609.290    2,539,994.288
                                                     =================================================
Accumulation unit value - 5% annually compounding
   death benefit                                     $      0.983605   $     1.073089   $     0.889748
                                                     =================================================

See accompanying notes.

Evergreen VA      Evergreen                         Evergreen
International     VA Capital       Evergreen         VA High      Evergreen VA     Evergreen
   Growth           Growth         VA Growth         Income         Blue Chip       VA Omega
 Subaccount       Subaccount       Subaccount      Subaccount      Subaccount      Subaccount
-----------------------------------------------------------------------------------------------

  63,114.254       950,780.251      236,273.830      62,331.857     26,957.041      225,415.358
===============================================================================================

$   1.021381    $     0.967614   $     1.400089   $    1.132205   $   0.851253   $     0.883249
===============================================================================================


 497,777.168     6,143,958.307    1,220,267.134     425,380.278    407,231.894    1,150,247.122
===============================================================================================

$   1.017358    $     0.963818   $     1.394549   $    1.128120   $   0.849997   $     0.881942
===============================================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                        Federated     Federated
                                                         American    High Income   MFS Emerging
                                                        Leaders II     Bond II        Growth
                                                        Subaccount   Subaccount     Subaccount
                                                        ---------------------------------------
Assets
Cash                                                    $       --    $       --    $        --
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                         --            --             --
     AIM V.I. Growth and Income Fund                            --            --             --
     AIM V.I. International Equity Fund                         --            --             --
     AIM V.I. Value Fund                                        --            --             --
     AIM V.I. Dent Demographic Trends Fund                      --            --             --
   Alliance Variable Products Series Fund, Inc.:
     Alliance Premier Growth Portfolio                          --            --             --
     Alliance Technology Portfolio                              --            --             --
   Davis Variable Account Fund, Inc.:
     Davis Value Portfolio                                      --            --             --
   Evergreen Variable Trust:
     Evergreen VA Fund                                          --            --             --
     Evergreen VA Foundation Fund                               --            --             --
     Evergreen VA Growth and Income Fund                        --            --             --
     Evergreen VA Global Leaders Fund                           --            --             --
     Evergreen VA International Growth Fund                     --            --             --
     Evergreen VA Capital Growth Fund                           --            --             --
     Evergreen VA Growth Fund                                   --            --             --
     Evergreen VA High Income Fund                              --            --             --
     Evergreen VA Blue Chip Fund                                --            --             --
     Evergreen VA Omega Fund                                    --            --             --
   Federated Insurance Series:
     Federated American Leaders Fund II                  1,417,866            --             --
     Federated High Income Bond Fund II                         --     6,414,577             --
   MFS Variable Insurance Trust:
     MFS Emerging Growth Series                                 --            --     16,681,309
     MFS Research Series                                        --            --             --
     MFS Total Return Series                                    --            --             --
     MFS Utilities Series                                       --            --             --
   Oppenheimer Variable Account Funds:
     Oppenheimer Capital Appreciation Fund/VA                   --            --             --
     Oppenheimer Main Street Growth and Income
       Fund/VA                                                  --            --             --
     Oppenheimer Multiple Strategies Fund/VA                    --            --             --
     Oppenheimer Strategic Bond Fund/VA                         --            --             --

                                                            Oppenheimer
                                             Oppenheimer    Main Street   Oppenheimer
                MFS Total                      Capital      Growth and     Multiple
MFS Research     Return      MFS Utilities   Appreciation     Income      Strategies
 Subaccount    Subaccount      Subaccount     Subaccount    Subaccount    Subaccount
-------------------------------------------------------------------------------------

 $        --   $        --    $        --     $        --    $       --    $       --


          --            --             --              --            --            --
          --            --             --              --            --            --
          --            --             --              --            --            --
          --            --             --              --            --            --
          --            --             --              --            --            --

          --            --             --              --            --            --
          --            --             --              --            --            --

          --            --             --              --            --            --

          --            --             --              --            --            --
          --            --             --              --            --            --
          --            --             --              --            --            --
          --            --             --              --            --            --
          --            --             --              --            --            --
          --            --             --              --            --            --
          --            --             --              --            --            --
          --            --             --              --            --            --
          --            --             --              --            --            --
          --            --             --              --            --            --

          --            --             --              --            --            --
          --            --             --              --            --            --

          --            --             --              --            --            --
  10,953,612            --             --              --            --            --
          --    16,789,309             --              --            --            --
          --            --     13,918,971              --            --            --

          --            --             --      19,992,021            --            --

          --            --             --              --     3,666,446            --
          --            --             --              --            --     5,104,708
          --            --             --              --            --            --

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                       Federated     Federated
                                                        American    High Income   MFS Emerging
                                                       Leaders II     Bond II        Growth
                                                       Subaccount    Subaccount    Subaccount
                                                       ---------------------------------------
Assets (continued)
Investments in mutual funds, at current market value
     (continued):
     Putnam Variable Trust:
       Putnam VT Global Growth Fund                    $       --   $       --    $        --
       Putnam VT Growth and Income Fund                        --           --             --
       Putnam VT Growth Opportunities Fund                     --           --             --
       Putnam VT Money Market Fund                             --           --             --
       Putnam VT New Value Fund                                --           --             --
     Variable Insurance Products Fund (VIP):
       Fidelity - VIP High Income Portfolio                    --           --             --
       Fidelity - VIP Equity-Income Portfolio                  --           --             --
       Fidelity - VIP Growth Portfolio                         --           --             --
     Variable Insurance Products Fund II (VIP II):
       Fidelity - VIP II Index 500 Portfolio                   --           --             --
       Fidelity - VIP II Investment Grade Bond
         Portfolio                                             --           --             --
     Variable Insurance Products Fund III (VIP III):
       Fidelity - VIP III Growth Opportunities
         Portfolio                                             --           --             --
     Franklin Templeton Variable Products Series
       Fund:
         Templeton International Securities Fund               --           --             --
         Templeton Asset Strategy Fund                         --           --             --
         Franklin Small Cap Fund                               --           --             --
         Templeton Developing Markets Securities
            Fund                                               --           --             --
                                                       --------------------------------------
Total investments in mutual funds                       1,417,866    6,414,577     16,681,309
                                                       --------------------------------------
Total assets                                            1,417,866    6,414,577     16,681,309

Liabilities
Contract terminations payable                                  13           14            276
                                                       --------------------------------------
                                                       $1,417,853   $6,414,563    $16,681,033
                                                       ======================================

Net assets:
   Deferred annuity contracts terminable by owners     $1,417,853   $6,414,563    $16,681,033
                                                       --------------------------------------
Total net assets                                       $1,417,853   $6,414,563    $16,681,033
                                                       ======================================

See accompanying notes.

                                                            Oppenheimer
                                             Oppenheimer    Main Street   Oppenheimer
               MFS Total                      Capital       Growth and     Multiple
MFS Research     Return      MFS Utilities   Appreciation     Income      Strategies
 Subaccount    Subaccount     Subaccount      Subaccount    Subaccount    Subaccount
-------------------------------------------------------------------------------------




 $        --   $       --     $        --    $        --    $       --    $       --
          --            --             --             --            --            --
          --            --             --             --            --            --
          --            --             --             --            --            --
          --            --             --             --            --            --

          --            --             --             --            --            --
          --            --             --             --            --            --
          --            --             --             --            --            --

          --            --             --             --            --            --

          --            --             --             --            --            --


          --            --             --             --            --            --


          --            --             --             --            --            --
          --            --             --             --            --            --
          --            --             --             --            --            --

          --            --             --             --            --            --
 -----------------------------------------------------------------------------------
  10,953,612    16,789,309     13,918,971     19,992,021     3,666,446     5,104,708
 -----------------------------------------------------------------------------------
  10,953,612    16,789,309     13,918,971     19,992,021     3,666,446     5,104,708


         137           181            408            320            26            70
 -----------------------------------------------------------------------------------
 $10,953,475   $16,789,128    $13,918,563    $19,991,701    $3,666,420    $5,104,638
 ===================================================================================


 $10,953,475   $16,789,128    $13,918,563    $19,991,701    $3,666,420    $5,104,638
 -----------------------------------------------------------------------------------
 $10,953,475   $16,789,128    $13,918,563    $19,991,701    $3,666,420    $5,104,638
 ===================================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                       Federated        Federated
                                                       American        High Income      MFS Emerging
                                                       Leaders II        Bond II           Growth
                                                       Subaccount      Subaccount        Subaccount
                                                     -------------------------------------------------
Accumulation units outstanding - return of premium
   death benefit                                        229,814.095    1,768,674.833     2,651,459.377
                                                     =================================================
Accumulation unit value - return of premium death
   benefit                                                $0.982268        $0.958042         $1.152871
                                                     =================================================

Accumulation units outstanding - 5% annually
   compounding death benefit                          1,216,647.344    5,063,570.576    11,874,695.842
                                                     =================================================
Accumulation unit value - 5% annually compounding
   death benefit                                     $     0.979835   $     0.932168   $      1.147334
                                                     =================================================

See accompanying notes.

                                                                        Oppenheimer
                                                      Oppenheimer       Main Street      Oppenheimer
                    MFS Total                           Capital         Growth and         Multiple
 MFS Research        Return        MFS Utilities     Appreciation         Income         Strategies
  Subaccount       Subaccount        Subaccount       Subaccount        Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------

 1,584,066.103     2,922,776.536    2,692,337.765     2,323,826.297      678,674.796    1,006,802.821
=====================================================================================================

$     1.085886   $      1.243349   $     1.121318   $      1.504050   $     1.142620   $     1.244509
=====================================================================================================


 8,544,154.384    10,631,523.898    9,767,240.462    11,020,976.054    2,542,326.037    3,109,495.203
=====================================================================================================

$     1.080664   $      1.237367   $     1.115934   $      1.496832   $     1.137129   $     1.238678
=====================================================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                         Putnam VT
                                                         Oppenheimer       Putnam VT     Growth and
                                                        Strategic Bond   Global Growth     Income
                                                          Subaccount      Subaccount     Subaccount
                                                     ----------------------------------------------
Assets
Cash                                                      $       --         $--            $--
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                           --          --             --
     AIM V.I. Growth and Income Fund                              --          --             --
     AIM V.I. International Equity Fund                           --          --             --
     AIM V.I. Value Fund                                          --          --             --
     AIM V.I. Dent Demographic Trends Fund                        --          --             --
   Alliance Variable Products Series Fund, Inc.:
     Alliance Premier Growth Portfolio                            --          --             --
     Alliance Technology Portfolio                                --          --             --
   Davis Variable Account Fund, Inc.:
     Davis Value Portfolio                                        --          --             --
   Evergreen Variable Trust:
     Evergreen VA Fund                                            --          --             --
     Evergreen VA Foundation Fund                                 --          --             --
     Evergreen VA Growth and Income Fund                          --          --             --
     Evergreen VA Global Leaders Fund                             --          --             --
     Evergreen VA International Growth Fund                       --          --             --
     Evergreen VA Capital Growth Fund                             --          --             --
     Evergreen VA Growth Fund                                     --          --             --
     Evergreen VA High Income Fund                                --          --             --
     Evergreen VA Blue Chip Fund                                  --          --             --
     Evergreen VA Omega Fund                                      --          --             --
   Federated Insurance Series:
     Federated American Leaders Fund II                           --          --             --
     Federated High Income Bond Fund II                           --          --             --
   MFS Variable Insurance Trust:
     MFS Emerging Growth Series                                   --          --             --
     MFS Research Series                                          --          --             --
     MFS Total Return Series                                      --          --             --
     MFS Utilities Series                                         --          --             --
   Oppenheimer Variable Account Funds:
     Oppenheimer Capital Appreciation Fund/VA                     --          --             --
     Oppenheimer Main Street Growth and Income
       Fund/VA                                                    --          --             --
     Oppenheimer Multiple Strategies Fund/VA                      --          --             --
     Oppenheimer Strategic Bond Fund/VA                    7,134,424          --             --

  Putnam VT                                 Fidelity -
   Growth        Putnam VT     Putnam VT     VIP High    Fidelity - VIP   Fidelity - VIP
Opportunities   Money Market   New Value      Income     Equity-Income        Growth
 Subaccount     Subaccount     Subaccount   Subaccount     Subaccount       Subaccount
----------------------------------------------------------------------------------------

     $--            $--           $--          $--            $--              $--


      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --

      --             --            --           --             --               --
      --             --            --           --             --               --

      --             --            --           --             --               --

      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --

      --             --            --           --             --               --
      --             --            --           --             --               --

      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --

      --             --            --           --             --               --

      --             --            --           --             --               --
      --             --            --           --             --               --
      --             --            --           --             --               --

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                        Putnam VT
                                                        Oppenheimer       Putnam VT     Growth and
                                                       Strategic Bond   Global Growth     Income
                                                         Subaccount      Subaccount     Subaccount
                                                       -------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value
  (continued):
     Putnam Variable Trust:
       Putnam VT Global Growth Fund                      $       --      $7,266,420     $       --
       Putnam VT Growth and Income Fund                          --              --      2,184,779
       Putnam VT Growth Opportunities Fund                       --              --             --
       Putnam VT Money Market Fund                               --              --             --
       Putnam VT New Value Fund                                  --              --             --
     Variable Insurance Products Fund (VIP):
       Fidelity - VIP High Income Portfolio                      --              --             --
       Fidelity - VIP Equity-Income Portfolio                    --              --             --
       Fidelity - VIP Growth Portfolio                           --              --             --
     Variable Insurance Products Fund II (VIP II):
       Fidelity - VIP II Index 500 Portfolio                     --              --             --
       Fidelity - VIP II Investment Grade Bond
         Portfolio                                               --              --             --
     Variable Insurance Products Fund III (VIP III):
       Fidelity - VIP III Growth Opportunities
         Portfolio                                               --              --             --
     Franklin Templeton Variable Products Series
       Fund:
         Templeton International Securities Fund                 --              --             --
         Templeton Asset Strategy Fund                           --              --             --
         Franklin Small Cap Fund                                 --              --             --
         Templeton Developing Markets Securities
            Fund                                                 --              --             --
                                                         -----------------------------------------
Total investments in mutual funds                         7,134,424       7,266,420      2,184,779
                                                         -----------------------------------------
Total assets                                              7,134,424       7,266,420      2,184,779

Liabilities
Contract terminations payable                                    52             108             19
                                                         -----------------------------------------
                                                         $7,134,372      $7,266,312     $2,184,760
                                                         =========================================

Net assets:
   Deferred annuity contracts terminable by owners       $7,134,372      $7,266,312     $2,184,760
                                                         -----------------------------------------
Total net assets                                         $7,134,372      $7,266,312     $2,184,760
                                                         =========================================

See accompanying notes.

  Putnam VT                                 Fidelity -
   Growth        Putnam VT     Putnam VT     VIP High    Fidelity- VIP   Fidelity - VIP
Opportunities   Money Market   New Value      Income     Equity-Income       Growth
 Subaccount      Subaccount    Subaccount   Subaccount    Subaccount       Subaccount
---------------------------------------------------------------------------------------




 $       --     $        --    $       --   $       --     $       --      $       --
         --              --            --           --             --              --
  1,747,140              --            --           --             --              --
         --      13,422,877            --           --             --              --
         --              --     4,924,743           --             --              --

         --              --            --    1,947,813             --              --
         --              --            --           --      2,622,124              --
         --              --            --           --             --       2,667,500

         --              --            --           --             --              --

         --              --            --           --             --              --


         --              --            --           --             --              --


         --              --            --           --             --              --
         --              --            --           --             --              --
         --              --            --           --             --              --

         --              --            --           --             --              --
 ------------------------------------------------------------------------------------
  1,747,140      13,422,877     4,924,743    1,947,813      2,622,124       2,667,500
 ------------------------------------------------------------------------------------
  1,747,140      13,422,877     4,924,743    1,947,813      2,622,124       2,667,500


          7               2           116            9             27              14
 ------------------------------------------------------------------------------------
 $1,747,133     $13,422,875    $4,924,627   $1,947,804     $2,622,097      $2,667,486
 ====================================================================================


 $1,747,133     $13,422,875    $4,924,627   $1,947,804     $2,622,097      $2,667,486
 ------------------------------------------------------------------------------------
 $1,747,133     $13,422,875    $4,924,627   $1,947,804     $2,622,097      $2,667,486
 ====================================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                          Putnam VT
                                                      Oppenheimer        Putnam VT       Growth and
                                                     Strategic Bond    Global Growth       Income
                                                       Subaccount       Subaccount       Subaccount
                                                     ------------------------------------------------
Accumulation units outstanding - return of premium
   death benefit                                      1,358,891.928    1,560,341.130      553,759.207
                                                     ================================================
Accumulation unit value - return of premium death
   benefit                                           $     1.081691   $     0.911319   $     0.999094
                                                     ================================================

Accumulation units outstanding - 5% annually
   compounding death benefit                          5,262,119.013    6,443,292.531    1,637,012.271
                                                     ================================================
Accumulation unit value - 5% annually compounding
   death benefit                                     $     1.076462   $     0.907043   $     0.996634
                                                     ================================================

See accompanying notes.

  Putnam VT                                          Fidelity -
    Growth         Putnam VT        Putnam VT         VIP High      Fidelity - VIP   Fidelity - VIP
 Opportunities    Money Market      New Value          Income       Equity-Income       Growth
  Subaccount       Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
---------------------------------------------------------------------------------------------------

   737,020.919    2,496,218.262      589,516.997      802,189.183      648,143.015      843,777.303
===================================================================================================

$     0.486945   $     1.114230   $     1.324182   $     0.784885   $     1.015863   $     0.686406
===================================================================================================


 2,857,992.262    9,595,456.011    3,144,197.623    1,691,947.761    1,937,780.828    3,049,876.730
===================================================================================================

$     0.485741   $     1.109016   $     1.317983   $     0.779089   $     1.013361   $     0.684720
===================================================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                     Fidelity -
                                                        Fidelity -     VIP II
                                                          VIP II     Investment
                                                        Index 500    Grade Bond
                                                        Subaccount   Subaccount
                                                        -----------------------
Assets
Cash                                                       $--          $--
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                     --           --
     AIM V.I. Growth and Income Fund                        --           --
     AIM V.I. International Equity Fund                     --           --
     AIM V.I. Value Fund                                    --           --
     AIM V.I. Dent Demographic Trends Fund                  --           --
   Alliance Variable Products Series Fund, Inc.:
     Alliance Premier Growth Portfolio                      --           --
     Alliance Technology Portfolio                          --           --
   Davis Variable Account Fund, Inc.:
     Davis Value Portfolio                                  --           --
   Evergreen Variable Trust:
     Evergreen VA Fund                                      --           --
     Evergreen VA Foundation Fund                           --           --
     Evergreen VA Growth and Income Fund                    --           --
     Evergreen VA Global Leaders Fund                       --           --
     Evergreen VA International Growth Fund                 --           --
     Evergreen VA Capital Growth Fund                       --           --
     Evergreen VA Growth Fund                               --           --
     Evergreen VA High Income Fund                          --           --
     Evergreen VA Blue Chip Fund                            --           --
     Evergreen VA Omega Fund                                --           --
   Federated Insurance Series:
     Federated American Leaders Fund II                     --           --
     Federated High Income Bond Fund II                     --           --
   MFS Variable Insurance Trust:
     MFS Emerging Growth Series                             --           --
     MFS Research Series                                    --           --
     MFS Total Return Series                                --           --
     MFS Utilities Series                                   --           --
   Oppenheimer Variable Account Funds:
     Oppenheimer Capital Appreciation Fund/VA               --           --
     Oppenheimer Main Street Growth and Income Fund/VA      --           --
     Oppenheimer Multiple Strategies Fund/VA                --           --
     Oppenheimer Strategic Bond Fund/VA                     --           --

                                                                  Templeton
  Fidelity -       Templeton                                     Developing
VIP III Growth   International   Templeton Asset    Franklin       Markets
Opportunities      Securities       Strategy       Small Cap     Securities
  Subaccount       Subaccount      Subaccount      Subaccount    Subaccount
---------------------------------------------------------------------------

      $--             $--             $--              $--         $ 2


       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --

       --              --              --               --          --
       --              --              --               --          --

       --              --              --               --          --

       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --

       --              --              --               --          --
       --              --              --               --          --

       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --

       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --
       --              --              --               --          --

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                              Fidelity -
                                                                             Fidelity -        VIP II
                                                                               VIP II         Investment
                                                                             Index 500        Grade Bond
                                                                             Subaccount       Subaccount
                                                                          --------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
     Putnam Variable Trust:
       Putnam VT Global Growth Fund                                       $            --   $           --
       Putnam VT Growth and Income Fund                                                --               --
       Putnam VT Growth Opportunities Fund                                             --               --
       Putnam VT Money Market Fund                                                     --               --
       Putnam VT New Value Fund                                                        --               --
     Variable Insurance Products Fund (VIP):
       Fidelity - VIP High Income Portfolio                                            --               --
       Fidelity - VIP Equity-Income Portfolio                                          --               --
       Fidelity - VIP Growth Portfolio                                                 --               --
     Variable Insurance Products Fund II (VIP II):
       Fidelity - VIP II Index 500 Portfolio                                   23,140,124               --
       Fidelity - VIP II Investment Grade Bond Portfolio                               --        9,838,858
     Variable Insurance Products Fund III (VIP III):
       Fidelity - VIP III Growth Opportunities Portfolio                               --               --
     Franklin Templeton Variable Products Series Fund:
         Templeton International Securities Fund                                       --               --
         Templeton Asset Strategy Fund                                                 --               --
         Franklin Small Cap Fund                                                       --               --
         Templeton Developing Markets Securities Fund                                  --               --
                                                                          --------------------------------
Total investments in mutual funds                                              23,140,124        9,838,858
                                                                          --------------------------------
Total assets                                                                   23,140,124        9,838,858

Liabilities
Contract terminations payable                                                         110               46
                                                                          --------------------------------
                                                                          $    23,140,014   $    9,838,812
                                                                          ================================

Net assets:
   Deferred annuity contracts terminable by owners                        $    23,140,014   $    9,838,812
                                                                          --------------------------------
Total net assets                                                          $    23,140,014   $    9,838,812
                                                                          ================================

Accumulation units outstanding - return of premium death benefit            2,795,751.089    2,042,771.739
                                                                          ================================
Accumulation unit value - return of premium death benefit                 $      1.545659   $     1.337179
                                                                          ================================

Accumulation units outstanding - 5% annually compounding death benefit     12,265,572.300    5,354,639.120
                                                                          ================================
Accumulation unit value - 5% annually compounding death benefit           $      1.534273   $     1.327309
                                                                          ================================

See accompanying notes.

                                                                   Templeton
  Fidelity -       Templeton       Templeton                       Developing
VIP III Growth   International       Asset          Franklin        Markets
Opportunities      Securities      Strategy        Small Cap       Securities
  Subaccount       Subaccount     Subaccount       Subaccount      Subaccount
-----------------------------------------------------------------------------


$           --   $           --   $         --   $           --   $        --
            --               --             --               --            --
            --               --             --               --            --
            --               --             --               --            --
            --               --             --               --            --

            --               --             --               --            --
            --               --             --               --            --
            --               --             --               --            --

            --               --             --               --            --
            --               --             --               --            --

     6,522,812               --             --               --            --

            --        2,749,086             --               --            --
            --               --        985,619               --            --
            --               --             --        7,916,482            --
            --               --             --               --        52,551
-----------------------------------------------------------------------------
     6,522,812        2,749,086        985,619        7,916,482        52,553
-----------------------------------------------------------------------------
     6,522,812        2,749,086        985,619        7,916,482        52,553


            31               60             17              212            --
-----------------------------------------------------------------------------
$    6,522,781   $    2,749,026   $    985,602   $    7,916,270   $    52,553
=============================================================================


$    6,522,781   $    2,749,026   $    985,602   $    7,916,270   $    52,553
-----------------------------------------------------------------------------
$    6,522,781   $    2,749,026   $    985,602   $    7,916,270   $    52,553
=============================================================================

 1,144,741.297      555,257.683    269,752.629    1,409,725.536    11,712.209
=============================================================================
$     1.078387   $     0.891218   $   0.953489   $     1.115895   $  0.727496
=============================================================================


 4,937,889.718    2,539,291.996    766,947.356    5,706,916.807    60,677.090
=============================================================================
$     1.070965   $     0.887716   $   0.949734   $     1.111487   $  0.725682
=============================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                            Statements of Operations

                  Year Ended December 31, 2001, Except as Noted

                                                         AIM V.I.      AIM V.I.        AIM V.I.
                                                         Capital      Growth and    International
                                                       Appreciation     Income         Equity
                                                        Subaccount    Subaccount     Subaccount
                                                       ------------------------------------------
Net investment income (loss) Income:
   Dividends                                            $      --     $     7,955    $    12,290
Expenses:
   Administrative, mortality and expense risk charge       20,773         247,144         52,982
                                                       ------------------------------------------
Net investment income (loss)                              (20,773)       (239,189)       (40,692)

Net realized and unrealized capital gains (losses)
   on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                            170,473              --         96,108
   Proceeds from sales                                    195,264       2,904,211        813,295
   Cost of investments sold                               307,203       3,620,637      1,050,081
                                                       ------------------------------------------
Net realized capital gains (losses) on investments         58,534        (716,426)      (140,678)

Net change in unrealized appreciation/depreciation
   of investments: Beginning of period                   (125,012)     (2,420,406)      (942,289)
     End of period                                       (530,841)     (6,845,664)    (1,907,677)
                                                       ------------------------------------------
Net change in unrealized appreciation/depreciation
   of investments                                        (405,829)     (4,425,258)      (965,388)
                                                       ------------------------------------------
Net realized and unrealized capital gains (losses)
   on investments                                        (347,295)     (5,141,684)    (1,106,066)
                                                       ------------------------------------------
Increase (decrease) in net assets from operations       $(368,068)    $(5,380,873)   $(1,146,758)
                                                       ==========================================

(1) Commencement of operations, January 2, 2001.

See accompanying notes.

               AIM V.I. Dent     Alliance
  AIM V.I.      Demographic       Premier         Alliance
   Value          Trends          Growth          Technology     Davis Value   Evergreen VA
 Subaccount     Subaccount     Subaccount (1)   Subaccount (1)   Subaccount    Subaccount
-------------------------------------------------------------------------------------------

$     50,185     $      --       $     --         $     --        $  22,300     $      --

     549,158        16,558         10,073            4,210           41,378        28,230
-------------------------------------------------------------------------------------------
    (498,973)      (16,558)       (10,073)          (4,210)         (19,078)      (28,230)




     761,800            --         34,564           23,167               --            --
   5,622,173       227,087         58,289           28,000          122,380       461,535
   6,475,133       411,799         78,894           40,425          144,873       569,730
-------------------------------------------------------------------------------------------
     (91,160)     (184,712)        13,959           10,742          (22,493)     (108,195)


  (5,905,309)     (202,722)            --               --            7,872      (243,112)
 (11,588,056)     (483,353)       (71,240)         (56,855)        (133,253)     (588,800)
-------------------------------------------------------------------------------------------

  (5,682,747)     (280,631)       (71,240)         (56,855)        (141,125)     (345,688)
-------------------------------------------------------------------------------------------

  (5,773,907)     (465,343)       (57,281)         (46,113)        (163,618)     (453,883)
-------------------------------------------------------------------------------------------
$ (6,272,880)    $(481,901)      $(67,354)        $(50,323)       $(182,696)    $(482,113)
===========================================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                      Statements of Operations (continued)

                                                                      Evergreen VA   Evergreen VA
                                                       Evergreen VA    Growth and       Global
                                                        Foundation      Income         Leaders
                                                        Subaccount    Subaccount     Subaccount
                                                       ------------------------------------------
Net investment income (loss)
Income:
   Dividends                                           $   436,617     $  14,043      $  12,513
Expenses:
   Administrative, mortality and expense risk charge       276,910        46,051         38,828
                                                       ------------------------------------------
Net investment income (loss)                               159,707       (32,008)       (26,315)

Net realized and unrealized capital gains (losses)
   on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                  --        45,186             --
   Proceeds from sales                                   3,124,729       683,667        433,630
   Cost of investments sold                              3,437,385       740,714        488,049
                                                       ------------------------------------------
Net realized capital gains (losses) on investments        (312,656)      (11,861)       (54,419)

Net change in unrealized appreciation/depreciation
   of investments:
     Beginning of period                                  (778,189)       33,733        (82,948)
     End of period                                      (2,847,373)     (469,210)      (473,493)
                                                       ------------------------------------------
Net change in unrealized appreciation/depreciation
   of investments                                       (2,069,184)     (502,943)      (390,545)
                                                       ------------------------------------------
Net realized and unrealized capital gains (losses)
   on investments                                       (2,381,840)     (514,804)      (444,964)
                                                       ------------------------------------------
Increase (decrease) in net assets from operations      $(2,222,133)    $(546,812)     $(471,279)
                                                       ==========================================

(1) Commencement of operations, January 2, 2001.

See accompanying notes.

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                      Statements of Operations (continued)

Evergreen VA     Evergreen                Evergreen
International   VA Capital   Evergreen     VA High     Evergreen VA     Evergreen
   Growth         Growth     VA Growth      Income       Blue Chip       VA Omega
 Subaccount     Subaccount   Subaccount   Subaccount   Subaccount(1)   Subaccount (1)
-------------------------------------------------------------------------------------

  $   3,920     $  26,658    $       --    $ 42,272      $ 1,094          $     --

      8,457        76,688        25,438       3,875        1,823             6,838
-------------------------------------------------------------------------------------
     (4,537)      (50,030)      (25,438)     38,397         (729)           (6,838)




         --        57,955       288,602          --           --                --
    138,670       479,681       322,824     206,449        7,040            66,600
    168,327       460,340       299,512     216,949        8,283            75,105
-------------------------------------------------------------------------------------
    (29,657)       77,296       311,914     (10,500)      (1,243)           (8,505)



    (19,390)      575,553       134,127     (21,162)          --                --
   (119,874)     (256,137)     (306,282)    (20,821)      (2,497)          (34,714)
-------------------------------------------------------------------------------------

   (100,484)     (831,690)     (440,409)        341       (2,497)          (34,714)
-------------------------------------------------------------------------------------

   (130,141)     (754,394)     (128,495)    (10,159)      (3,740)          (43,219)
-------------------------------------------------------------------------------------
  $(134,678)    $(804,424)   $ (153,933)   $ 28,238      $(4,469)         $(50,057)
=====================================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                      Statements of Operations (continued)

                                                       Federated     Federated
                                                        American    High Income   MFS Emerging
                                                       Leaders II     Bond II        Growth
                                                       Subaccount   Subaccount     Subaccount
                                                       ----------------------------------------
Net investment income (loss) Income:
   Dividends                                            $  6,902    $   685,658   $         --
Expenses:
   Administrative, mortality and expense risk charge      11,095         87,971        255,871
                                                       ---------------------------------------
Net investment income (loss)                              (4,193)       597,687       (255,871)

Net realized and unrealized capital gains (losses)
   on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                             3,008             --      1,235,348
   Proceeds from sales                                    53,782      1,632,860      2,567,726
   Cost of investments sold                               51,267      2,123,512      3,026,210
                                                       ---------------------------------------
Net realized capital gains (losses) on investments         5,523       (490,652)       776,864

Net change in unrealized appreciation/depreciation
   of investments:
     Beginning of period                                  12,471     (1,118,232)    (1,959,912)
     End of period                                       (14,342)    (1,228,132)   (11,371,799)
                                                       ---------------------------------------
Net change in unrealized appreciation/depreciation
   of investments                                        (26,813)      (109,900)    (9,411,887)
                                                       ---------------------------------------
Net realized and unrealized capital gains (losses)
   on investments                                        (21,290)      (600,552)    (8,635,023)
                                                       ---------------------------------------
Increase (decrease) in net assets from operations       $(25,483)   $    (2,865)  $ (8,890,894)
                                                       =======================================

(1)  Commencement of operations, January 2, 2001.

See accompanying notes.

                                                           Oppenheimer
                                            Oppenheimer    Main Street   Oppenheimer
               MFS Total                      Capital       Growth and    Multiple
MFS Research     Return     MFS Utilities   Appreciation     Income      Strategies
 Subaccount    Subaccount    Subaccount      Subaccount    Subaccount    Subaccount
------------------------------------------------------------------------------------

$     1,666    $  229,979    $   418,369    $   120,285     $   9,741    $ 131,204

    166,159       168,851        186,846        265,890        33,298       53,335
------------------------------------------------------------------------------------
   (164,493)       61,128        231,523       (145,605)      (23,557)      77,869




  1,601,104       339,568      1,097,164      1,805,030            --      175,247
  2,140,924     1,226,336      1,098,959      1,835,456       656,004      478,012
  2,626,620     1,175,631      1,139,263      1,842,650       786,838      511,491
------------------------------------------------------------------------------------
  1,115,408       390,273      1,056,860      1,797,836      (130,834)     141,768



   (322,613)      846,221        177,898        429,282       (95,395)     (16,365)
 (4,590,258)      322,946     (5,165,325)    (4,218,940)     (178,457)    (223,154)
------------------------------------------------------------------------------------

 (4,267,645)     (523,275)    (5,343,223)    (4,648,222)      (83,062)    (206,789)
------------------------------------------------------------------------------------

 (3,152,237)     (133,002)    (4,286,363)    (2,850,386)     (213,896)     (65,021)
------------------------------------------------------------------------------------
$(3,316,730)   $  (71,874)   $(4,054,840)   $(2,995,991)    $(237,453)   $  12,848
====================================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                      Statements of Operations (continued)

                                                                                         Putnam VT
                                                        Oppenheimer       Putnam VT     Growth and
                                                       Strategic Bond   Global Growth     Income
                                                         Subaccount      Subaccount     Subaccount
                                                       -------------------------------------------
Net investment income (loss)
Income:
   Dividends                                             $  156,447      $        --     $ 7,782
Expenses:
   Administrative, mortality and expense risk charge         89,095          107,655       14,020
                                                       -------------------------------------------
Net investment income (loss)                                 67,352         (107,655)      (6,238)

Net realized and unrealized capital gains (losses)
   on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                              238,857        2,041,716        5,737
   Proceeds from sales                                    1,200,884        1,141,250      133,236
   Cost of investments sold                               1,281,373        2,077,326      135,863
                                                       -------------------------------------------
Net realized capital gains (losses) on investments          158,368        1,105,640        3,110

Net change in unrealized appreciation/depreciation
  of investments:
     Beginning of period                                   (168,332)      (2,853,699)      10,654
     End of period                                         (173,371)      (6,983,153)     (65,683)
                                                       -------------------------------------------
Net change in unrealized appreciation/depreciation
   of investments                                            (5,039)      (4,129,454)     (76,337)
                                                       -------------------------------------------
Net realized and unrealized capital gains (losses)
   on investments                                           153,329       (3,023,814)     (73,227)
                                                       -------------------------------------------
Increase (decrease) in net assets from operations        $  220,681      $(3,131,469)    $(79,465)
                                                       ===========================================

(1) Commencement of operations, January 2, 2001.

See accompanying notes.

  Putnam VT                                 Fidelity -
   Growth       Putnam VT      Putnam VT    VIP High     Fidelity - VIP    Fidelity -
Opportunities   Money Market   New Value    Income       Equity-Income    VIP Growth
 Subaccount      Subaccount    Subaccount   Subaccount    Subaccount      Subaccount
-------------------------------------------------------------------------------------


  $      --      $  326,323    $   27,818    $ 209,296      $  4,495       $   1,063

     22,012         133,229        50,192       23,500        14,279          26,171
------------------------------------------------------------------------------------
    (22,012)        193,094       (22,374)     185,796        (9,784)        (25,108)




         --              --        80,031           --        12,938          99,907
    530,764       5,449,915     1,386,976      272,528       441,648         427,558
    935,613       5,449,915     1,299,739      430,686       464,835         580,479
------------------------------------------------------------------------------------
   (404,849)             --       167,268     (158,158)      (10,249)        (53,014)



   (321,451)             --       244,739     (434,412)        5,898        (131,027)
   (506,619)             --       158,441     (706,055)        3,185        (402,362)
------------------------------------------------------------------------------------

   (185,168)             --       (86,298)    (271,643)       (2,713)       (271,335)
------------------------------------------------------------------------------------

   (590,017)             --        80,970     (429,801)      (12,962)       (324,349)
------------------------------------------------------------------------------------
  $(612,029)     $ 193,094     $   58,596    $(244,005)     $(22,746)      $(349,457)
=====================================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                      Statements of Operations (continued)

                                                                                   Fidelity -
                                                                      Fidelity -    VIP II
                                                                        VIP II     Investment
                                                                       Index 500   Grade Bond
                                                                      Subaccount   Subaccount
                                                                     ------------------------
Net investment income (loss)
Income:
   Dividends                                                         $   252,473    $211,439
Expenses:
   Administrative, mortality and expense risk charge                     307,792      83,661
                                                                     ------------------------
Net investment income (loss)                                             (55,319)    127,778

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                                --          --
   Proceeds from sales                                                 2,267,769     992,696
   Cost of investments sold                                            2,622,542     957,001
                                                                     ------------------------
Net realized capital gains (losses) on investments                      (354,773)     35,695

Net change in unrealized appreciation/depreciation of investments:
   Beginning of period                                                (1,339,601)    152,208
   End of period                                                      (4,251,517)    343,913
                                                                     ------------------------
Net change in unrealized appreciation/depreciation of investments     (2,911,916)    191,705
                                                                     ------------------------
Net realized and unrealized capital gains (losses) on investments     (3,266,689)    227,400
                                                                     ------------------------
Increase (decrease) in net assets from operations                    $(3,322,008)   $355,178
                                                                     ========================

(1) Commencement of operations, January 2, 2001.

See accompanying notes.

                                                             Templeton
  Fidelity -       Templeton      Templeton                 Developing
VIP III Growth   International      Asset       Franklin      Markets
Opportunities      Securities     Strategy     Small Cap    Securities
  Subaccount       Subaccount    Subaccount    Subaccount   Subaccount
-----------------------------------------------------------------------



 $    29,354       $  73,896      $   9,612   $    25,325     $   414

      99,554          35,197         10,705        91,845         601
----------------------------------------------------------------------
     (70,200)         38,699         (1,093)      (66,520)       (187)



          --         581,185         68,851            --          --
   1,682,497         440,960         92,141       710,461      20,206
   2,464,878         682,718        118,832     1,014,503      23,723
----------------------------------------------------------------------
    (782,381)        339,427         42,160      (304,042)     (3,517)


  (1,730,820)        (92,452)       (45,218)   (1,058,106)     (3,683)
  (2,258,077)       (967,974)      (174,701)   (1,837,366)     (6,988)
----------------------------------------------------------------------
    (527,257)       (875,522)      (129,483)     (779,260)     (3,305)
----------------------------------------------------------------------
  (1,309,638)       (536,095)       (87,323)   (1,083,302)     (6,822)
----------------------------------------------------------------------
 $(1,379,838)      $(497,396)     $ (88,416)  $(1,149,822)    $(7,009)
======================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                       Statements of Changes in Net Assets

             Years Ended December 31, 2001 and 2000, Except as Noted

                                                AIM V.I. Capital           AIM V.I. Growth and
                                             Appreciation Subaccount        Income Subaccount
                                             ------------------------   -------------------------
                                                 2001       2000 (1)        2001          2000
                                             ------------------------   -------------------------
Operations:
   Net investment income (loss)              $  (20,773)  $    (1,939)  $  (239,189)  $  (234,702)
   Net realized capital gains (losses) on
     investments                                 58,534        18,017      (716,426)      791,515
   Net change in unrealized appreciation/
     depreciation of investments               (405,829)     (125,012)   (4,425,258)   (4,417,914)
                                             ------------------------   -------------------------
Increase (decrease) in net assets from
   operations                                  (368,068)     (108,934)   (5,380,873)   (3,861,101)

Contract transactions:
   Net contract purchase payments             1,073,368       428,036     1,204,935     5,969,720
   Transfer payments from (to) other
     subaccounts or general account             803,192       505,126      (289,285)    7,078,443
   Contract terminations, withdrawals, and
     other deductions                           (53,962)       (4,286)   (1,124,400)     (707,939)
   Contract maintenance charges                    (778)          (25)      (14,970)       (6,788)
                                             ------------------------   -------------------------
Increase (decrease) in net assets from
   contract transactions                      1,821,820       928,851      (223,720)   12,333,436
                                             ------------------------   -------------------------
Net increase (decrease) in net assets         1,453,752       819,917    (5,604,593)    8,472,335

Net assets:
   Beginning of period                          819,917            --    21,686,544    13,214,209
                                             ------------------------   -------------------------
   End of period                             $2,273,669   $   819,917   $16,081,951   $21,686,544
                                             ========================   =========================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, January 2, 2001.

See accompanying notes.

                                                                                  Alliance
                                                             AIM V.I. Dent         Premier      Alliance
 AIM V.I. International          AIM V.I. Value           Demographic Trends       Growth      Technology
    Equity Subaccount              Subaccount                 Subaccount          Subaccount   Subaccount
-------------------------   -------------------------   -----------------------   ----------   ----------
   2001           2000          2001          2000         2001       2000 (1)     2001 (2)     2001 (2)
-------------------------   -------------------------   -----------------------   ----------   ----------

$   (40,692)  $   (32,698)  $  (498,973)  $  (480,564)  $  (16,558)  $   (3,822)  $  (10,073)   $ (4,210)

   (140,678)      302,410       (91,160)    2,090,334     (184,712)         339       13,959      10,742

   (965,388)   (1,386,769)   (5,682,747)   (9,209,546)    (280,631)    (202,722)     (71,240)    (56,855)
-------------------------   -------------------------   -----------------------   ----------    --------

 (1,146,758)   (1,117,057)   (6,272,880)   (7,599,776)    (481,901)    (206,205)     (67,354)    (50,323)


    755,867     1,985,459     3,503,675    12,802,070      439,491      937,924      910,664     577,198

    (26,179)    1,739,228      (276,015)   12,945,509      379,774      421,376      917,094     240,653

   (235,036)      (53,851)   (3,026,886)   (1,556,615)    (127,090)     (11,739)     (19,974)    (11,322)
     (2,594)        1,117       (27,249)      (13,979)      (1,334)          --          (64)       (115)
-------------------------   -------------------------   -----------------------   ----------    --------

    492,058     3,669,719       173,525    24,176,985      690,841    1,347,561    1,807,720     806,414
-------------------------   -------------------------   -----------------------   ----------    --------
   (654,700)    2,552,662    (6,099,355)   16,577,209      208,940    1,141,356    1,740,366     756,091


  4,367,730     1,815,068    43,985,319    27,408,110    1,141,356           --           --          --
-------------------------   -------------------------   -----------------------   ----------    --------
$ 3,713,030   $ 4,367,730   $37,885,964   $43,985,319   $1,350,296   $1,141,356   $1,740,366    $756,091
=========================   =========================   =======================   ==========    ========

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                                     Davis Value            Evergreen VA
                                                      Subaccount             Subaccount
                                             -----------------------   -----------------------
                                                2001       2000 (1)       2001         2000
                                             -----------------------   -----------------------
Operations:
   Net investment income (loss)              $  (19,078)  $     (239)  $  (28,230)  $  (26,139)
   Net realized capital gains (losses) on
     investments                                (22,493)       4,579     (108,195)      56,138
   Net change in unrealized appreciation/
     depreciation of investments               (141,125)       7,872     (345,688)    (359,624)
                                             -----------------------   -----------------------
Increase (decrease) in net assets from
   operations                                  (182,696)      12,212     (482,113)    (329,625)

Contract transactions:
   Net contract purchase payments             2,077,238      343,664      168,214      694,627
   Transfer payments from (to) other
     subaccounts or general account           2,951,780      369,523      (79,137)     449,558
   Contract terminations, withdrawals, and
     other deductions                          (119,905)      (8,023)    (233,234)     (81,386)
   Contract maintenance charges                  (1,234)          --       (1,255)        (839)
                                             -----------------------   -----------------------
Increase (decrease) in net assets from
   contract transactions                      4,907,879      705,164     (145,412)   1,061,960
                                             -----------------------   -----------------------
Net increase (decrease) in net assets         4,725,183      717,376     (627,525)     732,335

Net assets:
   Beginning of period                          717,376           --    2,511,198    1,778,863
                                             -----------------------   -----------------------
   End of period                             $5,442,559   $  717,376   $1,883,673   $2,511,198
                                             =======================   =======================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, January 2, 2001.

See accompanying notes.

 Evergreen VA Foundation    Evergreen VA Growth and     Evergreen VA Global
       Subaccount              Income Subaccount        Leaders Subaccount
-------------------------   -----------------------   -----------------------
   2001           2000         2001         2000         2001         2000
-------------------------   -----------------------   -----------------------


$   159,707   $    90,002   $  (32,008)  $  (41,018)  $  (26,315)  $  (13,916)

   (312,656)      230,681      (11,861)     218,592      (54,419)      12,065

 (2,069,184)   (1,589,379)    (502,943)    (210,020)    (390,545)    (154,412)
-----------   -----------   ----------   ----------   ----------   ----------

 (2,222,133)   (1,268,696)    (546,812)     (32,446)    (471,279)    (156,263)


  1,643,857     5,114,305      486,232      516,764      319,227    1,307,141

     35,712     4,615,447        7,141      368,956      268,528    1,051,463

 (1,816,281)   (1,348,364)    (347,141)     (98,941)    (188,134)     (69,415)
    (10,891)       (6,205)      (1,686)      (1,004)      (2,009)        (374)
-----------   -----------   ----------   ----------   ----------   ----------

   (147,603)    8,375,183      144,546      785,775      397,612    2,288,815
-----------   -----------   ----------   ----------   ----------   ----------
 (2,369,736)    7,106,487     (402,266)     753,329      (73,667)   2,132,552


 21,938,415    14,831,928    3,661,319    2,907,990    2,883,657      751,105
-----------   -----------   ----------   ----------   ----------   ----------
$19,568,679   $21,938,415   $3,259,053   $3,661,319   $2,809,990   $2,883,657
===========   ===========   ==========   ==========   ==========   ==========

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                             Evergreen VA International    Evergreen VA Capital
                                                  Growth Subaccount          Growth Subaccount
                                             --------------------------   -----------------------
                                                 2001         2000           2001         2000
                                             --------------------------   -----------------------
Operations:
   Net investment income (loss)                $  (4,537)   $ (2,481)     $  (50,030)  $  (41,103)
   Net realized capital gains (losses) on
     investments                                 (29,657)     17,830          77,296       80,440
   Net change in unrealized appreciation/
     depreciation of investments                (100,484)    (30,843)       (831,690)     521,123
                                             --------------------------   -----------------------
Increase (decrease) in net assets from
   operations                                   (134,678)    (15,494)       (804,424)     560,460

Contract transactions:
   Net contract purchase payments                 57,403     400,544       1,932,572      787,145
   Transfer payments from (to) other
     subaccounts or general account               40,962     176,439       1,882,885      807,895
   Contract terminations, withdrawals, and
     other deductions                            (47,043)    (38,553)       (318,370)     (55,740)
   Contract maintenance charges                     (686)       (115)         (2,843)        (789)
                                             --------------------------   -----------------------
Increase (decrease) in net assets from
   contract transactions                          50,636     538,315       3,494,244    1,538,511
                                             --------------------------   -----------------------
Net increase (decrease) in net assets            (84,042)    522,821       2,689,820    2,098,971

Net assets:
   Beginning of period                           654,924     132,103       4,151,826    2,052,855
                                             --------------------------   -----------------------
   End of period                               $ 570,882    $654,924      $6,841,646   $4,151,826
                                             ==========================   =======================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, January 2, 2001.

See accompanying notes.

                                                 Evergreen
                                                   VA Blue    Evergreen VA
     Evergreen VA          Evergreen VA High        Chip          Omega        Federated American
   Growth Subaccount       Income Subaccount     Subaccount    Subaccount    Leaders II Subaccount
-----------------------   --------------------   ----------   ------------   ---------------------
   2001         2000         2001       2000      2001(2)        2001(2)        2001       2000(1)
-----------------------   --------------------   ----------   ------------   ---------------------

$  (25,438)  $  (15,224)  $  38,397   $ 17,003    $   (729)    $   (6,838)   $   (4,193)  $ (1,506)

   311,914       12,337     (10,500)        23      (1,243)        (8,505)        5,523        101

  (440,409)      36,043         341    (16,818)     (2,497)       (34,714)      (26,813)    12,471
-----------------------   --------------------    --------     ----------    ---------------------

  (153,933)      33,156      28,238        208      (4,469)       (50,057)      (25,483)    11,066


   207,845      633,534     185,812     20,000     195,190        805,216       374,317    277,594

   275,230      566,025     279,146     26,756     180,828        473,652       680,951    129,315

   (87,615)     (16,341)   (167,947)    (6,074)     (2,456)       (15,205)      (26,139)    (3,615)
    (1,189)        (513)        (50)       (24)         --            (57)         (153)        --
-----------------------   --------------------    --------     ----------    ---------------------

   394,271    1,182,705     296,961     40,658     373,562      1,263,606     1,028,976    403,294
-----------------------   --------------------    --------     ----------    ---------------------
   240,338    1,215,861     325,199     40,866     369,093      1,213,549     1,003,493    414,360


 1,792,188      576,327     225,253    184,387          --             --       414,360         --
-----------------------   --------------------    --------     ----------    ---------------------
$2,032,526   $1,792,188   $ 550,452   $225,253    $369,093     $1,213,549    $1,417,853   $414,360
=======================   ====================    ========     ==========    =====================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                               Federated High Income           MFS Emerging
                                                 Bond II Subaccount         Growth Subaccount
                                             ------------------------   -------------------------
                                                 2001         2000         2001          2000
                                             ------------------------   -------------------------
Operations:
   Net investment income (loss)              $  597,687   $   540,779   $  (255,871)  $  (288,938)
   Net realized capital gains (losses) on
     investments                               (490,652)     (242,299)      776,864     1,130,373
   Net change in unrealized appreciation/
     depreciation of investments               (109,900)   (1,052,457)   (9,411,887)   (6,493,560)
                                             ------------------------   -------------------------
Increase (decrease) in net assets from
   operations                                    (2,865)     (753,977)   (8,890,894)   (5,652,125)

Contract transactions:
   Net contract purchase payments               390,396       551,305     2,033,531     8,990,529
   Transfer payments from (to) other
     subaccounts or general account             488,856       502,806        47,702     8,492,190
   Contract terminations, withdrawals, and
     other deductions                          (998,393)     (348,904)   (1,254,625)     (688,331)
   Contract maintenance charges                  (1,895)       (1,464)      (13,913)       (7,093)
                                             ------------------------   -------------------------
Increase (decrease) in net assets from
   contract transactions                       (121,036)      703,743       812,695    16,787,295
                                             ------------------------   -------------------------
Net increase (decrease) in net assets          (123,901)      (50,234)   (8,078,199)   11,135,170

Net assets:
   Beginning of period                        6,538,464     6,588,698    24,759,232    13,624,062
                                             ------------------------   -------------------------
   End of period                             $6,414,563   $ 6,538,464   $16,681,033   $24,759,232
                                             ========================   =========================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, January 2, 2001.

See accompanying notes.

       MFS Research                 MFS Total                MFS Utilities
        Subaccount              Return Subaccount              Subaccount
-------------------------   ------------------------   -------------------------
   2001          2000          2001          2000          2001          2000
-------------------------   ------------------------   -------------------------

$  (164,493)  $  (174,772)  $    61,128   $   73,642   $   231,523   $   (46,061)

  1,115,408       933,307       390,273      165,538     1,056,860       432,251

 (4,267,645)   (1,775,161)     (523,275)     886,125    (5,343,223)     (177,973)
-------------------------   ------------------------   -------------------------

 (3,316,730)   (1,016,626)      (71,874)   1,125,305    (4,054,840)      208,217


  1,438,564     2,557,168     4,621,423    1,095,872     3,560,495     4,265,954

    (72,764)    3,465,631     4,094,065    1,544,872     2,557,482     5,589,251

 (1,250,024)     (620,834)   (1,243,710)    (588,537)     (778,933)     (234,769)
     (7,321)       (4,822)       (6,361)      (2,520)       (7,334)       (2,442)
-------------------------   ------------------------   -------------------------

    108,455     5,397,143     7,465,417    2,049,687     5,331,710     9,617,994
-------------------------   ------------------------   -------------------------
 (3,208,275)    4,380,517     7,393,543    3,174,992     1,276,870     9,826,211


 14,161,750     9,781,233     9,395,585    6,220,593    12,641,693     2,815,482
-------------------------   ------------------------   -------------------------
$10,953,475   $14,161,750   $16,789,128   $9,395,585   $13,918,563   $12,641,693
=========================   ========================   =========================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                                                             Oppenheimer Main
                                                 Oppenheimer Capital        Street Growth and
                                               Appreciation Subaccount      Income Subaccount
                                             -------------------------   -----------------------
                                                 2001         2000          2001       2000 (1)
                                             -------------------------   -----------------------
Operations:
   Net investment income (loss)              $  (145,605)  $  (203,135)  $  (23,557)  $   (5,495)
   Net realized capital gains (losses) on
     investments                               1,797,836       977,682     (130,834)     (10,005)
   Net change in unrealized appreciation/
     depreciation of investments              (4,648,222)   (1,597,529)     (83,062)     (95,395)
                                             -------------------------   -----------------------
Increase (decrease) in net assets from
   operations                                 (2,995,991)     (822,982)    (237,453)    (110,895)

Contract transactions:
   Net contract purchase payments              3,723,422     5,601,793    1,250,195    1,056,249
   Transfer payments from (to) other
     subaccounts or general account              826,691     5,106,489    1,446,195      325,519
   Contract terminations, withdrawals, and
     other deductions                         (1,225,449)     (522,946)     (51,709)     (10,451)
   Contract maintenance charges                  (13,260)       (5,866)      (1,230)          --
                                             -------------------------   -----------------------
Increase (decrease) in net assets from
   contract transactions                       3,311,404    10,179,470    2,643,451    1,371,317
                                             -------------------------   -----------------------
Net increase (decrease) in net assets            315,413     9,356,488    2,405,998    1,260,422

Net assets:
   Beginning of period                        19,676,288    10,319,800    1,260,422           --
                                             -------------------------   -----------------------
   End of period                             $19,991,701   $19,676,288   $3,666,420   $1,260,422
                                             =========================   =======================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, January 2, 2001.

See accompanying notes.

  Oppenheimer Multiple     Oppenheimer Strategic        Putnam VT Global
 Strategies Subaccount        Bond Subaccount           Growth Subaccount
-----------------------   -----------------------   -------------------------
   2001         2000         2001         2000         2001          2000
-----------------------   -----------------------   -------------------------


$   77,869   $   90,634   $   67,352   $  356,321   $  (107,655)  $   (68,348)

   141,768      177,395      158,368      (63,202)    1,105,640     1,182,781

  (206,789)    (126,035)      (5,039)    (220,219)   (4,129,454)   (4,368,060)
-----------------------   -----------------------   -------------------------

    12,848      141,994      220,681       72,900    (3,131,469)   (3,253,627)


 1,133,444      398,056      762,417      501,662       756,471     3,640,029

   952,192      745,362      735,377      985,237       368,977     4,293,391

  (284,423)    (483,721)    (633,417)    (324,509)     (465,970)     (235,315)
    (1,375)        (696)      (1,653)        (983)       (4,885)       (1,875)
-----------------------   -----------------------   -------------------------

 1,799,838      659,001      862,724    1,161,407       654,593     7,696,230
-----------------------   -----------------------   -------------------------
 1,812,686      800,995    1,083,405    1,234,307    (2,476,876)    4,442,603


 3,291,952    2,490,957    6,050,967    4,816,660     9,743,188     5,300,585
-----------------------   -----------------------   -------------------------
$5,104,638   $3,291,952   $7,134,372   $6,050,967   $ 7,266,312   $ 9,743,188
=======================   =======================   =========================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                                Putnam VT Growth and        Putnam VT Growth
                                                  Income Subaccount     Opportunities Subaccount
                                                ---------------------   ------------------------
                                                   2001      2000 (1)      2001        2000 (1)
                                                ---------------------   ------------------------

Operations:
   Net investment income (loss)                 $   (6,238)  $   (797)  $  (22,012)   $   (6,313)
   Net realized capital gains (losses) on
     investments                                     3,110        135     (404,849)      (20,017)
   Net change in unrealized appreciation/
     depreciation of investments                   (76,337)    10,654     (185,168)     (321,451)
                                                ---------------------   ------------------------
Increase (decrease) in net assets from
   operations                                      (79,465)     9,992     (612,029)     (347,781)

Contract transactions:
   Net contract purchase payments                  785,592    161,638      710,338     1,060,275
   Transfer payments from (to) other
     subaccounts or general account              1,244,975    129,260      447,262       536,387
   Contract terminations, withdrawals, and
     other deductions                              (63,865)    (3,313)     (41,864)       (4,562)
   Contract maintenance charges                        (54)        --         (874)          (19)
                                                ---------------------   ------------------------
Increase (decrease) in net assets from
   contract transactions                         1,966,648    287,585    1,114,862     1,592,081
                                                ---------------------   ------------------------
Net increase (decrease) in net assets            1,887,183    297,577      502,833     1,244,300

Net assets:
   Beginning of period                             297,577         --    1,244,300            --
                                                ---------------------   ------------------------
   End of period                                $2,184,760   $297,577   $1,747,133    $1,244,300
                                                =====================   ========================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, January 2, 2001.

See accompanying notes.

       Putnam VT Money         Putnam VT New           Fidelity -VIP High
      Market Subaccount       Value Subaccount          Income Subaccount
------------------------   -----------------------   -----------------------
    2001         2000         2001         2000         2001         2000
------------------------   -----------------------   -----------------------


$   193,094   $  152,885   $  (22,374)  $      275   $  185,796   $   59,278

         --           --      167,268       84,249     (158,158)     (27,842)

         --           --      (86,298)     324,190     (271,643)    (455,242)
------------------------   -----------------------   -----------------------

    193,094      152,885       58,596      408,714     (244,005)    (423,806)


  2,021,539    1,214,534    1,064,870      237,988      320,465      385,745

  8,210,951      681,353    1,736,427      444,695      267,275      770,018

 (1,734,508)    (786,820)    (382,932)    (104,569)    (104,010)     (55,026)
     (2,555)        (528)      (2,241)        (629)        (929)        (516)
------------------------   -----------------------   -----------------------

  8,495,427    1,108,539    2,416,124      577,485      482,801    1,100,221
------------------------   -----------------------   -----------------------
  8,688,521    1,261,424    2,474,720      986,199      238,796      676,415


  4,734,354    3,472,930    2,449,907    1,463,708    1,709,008    1,032,593
------------------------   -----------------------   -----------------------
$13,422,875   $4,734,354   $4,924,627   $2,449,907   $1,947,804   $1,709,008
========================   =======================   =======================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                             Fidelity - VIP Equity-        Fidelity - VIP
                                               Income Subaccount         Growth Subaccount
                                             ----------------------   -----------------------
                                                 2001      2000 (1)      2001       2000 (1)
                                             ----------------------   -----------------------
Operations:
   Net investment income (loss)               $   (9,784)  $   (379)  $  (25,108)  $   (5,124)
   Net realized capital gains (losses) on
     investments                                 (10,249)       264      (53,014)      (9,018)
   Net change in unrealized appreciation/
     depreciation of investments                  (2,713)     5,898     (271,335)    (131,027)
                                              ---------------------   -----------------------
Increase (decrease) in net assets from
   operations                                    (22,746)     5,783     (349,457)    (145,169)

Contract transactions:
   Net contract purchase payments              1,233,271    110,769      995,309      861,397
   Transfer payments from (to) other
     subaccounts or general account            1,257,718     95,256      902,035      434,096
   Contract terminations, withdrawals, and
     other deductions                            (54,924)    (2,438)     (26,307)      (3,476)
   Contract maintenance charges                     (592)        --         (926)         (16)
                                              ---------------------   -----------------------
Increase (decrease) in net assets from
   contract transactions                       2,435,473    203,587    1,870,111    1,292,001
                                              ---------------------   -----------------------
Net increase (decrease) in net assets          2,412,727    209,370    1,520,654    1,146,832

Net assets:
   Beginning of period                           209,370         --    1,146,832           --
                                              ---------------------   -----------------------
   End of period                              $2,622,097   $209,370   $2,667,486   $1,146,832
                                              =====================   =======================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, January 2, 2001.

See accompanying notes.

    Fidelity - VIP II       Fidelity - VIP II Investment   Fidelity - VIP III Growth
   Index 500 Subaccount        Grade Bond Subaccount       Opportunities Subaccount
-------------------------   ----------------------------   -------------------------
   2001          2000            2001         2000             2001         2000
-------------------------   ----------------------------   -------------------------

$   (55,319)  $  (122,532)    $  127,778   $   73,950      $   (70,200)  $   (28,515)

   (354,773)      113,925         35,695       (5,028)        (782,381)      231,195

 (2,911,916)   (2,259,157)       191,705      148,107         (527,257)   (1,854,264)
-------------------------     -----------------------      -------------------------

 (3,322,008)   (2,267,764)       355,178      217,029       (1,379,838)   (1,651,584)


  2,930,535     6,557,306      2,551,432      801,616          475,663     2,175,215

  1,569,673     8,368,950      3,957,406    1,248,347         (727,417)    2,470,154

 (1,390,603)     (907,220)      (418,030)     (86,481)        (548,460)     (337,771)
    (17,223)       (9,471)        (3,493)        (766)          (7,024)       (4,443)
-------------------------     -----------------------      -------------------------

  3,092,382    14,009,565      6,087,315    1,962,716         (807,238)    4,303,155
-------------------------     -----------------------      -------------------------
   (229,626)   11,741,801      6,442,493    2,179,745       (2,187,076)    2,651,571


 23,369,640    11,627,839      3,396,319    1,216,574        8,709,857     6,058,286
-------------------------     -----------------------      -------------------------
$23,140,014   $23,369,640     $9,838,812   $3,396,319      $ 6,522,781   $ 8,709,857
=========================     =======================      =========================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                              Templeton International     Templeton Asset
                                               Securities Subaccount    Strategy Subaccount
                                              -----------------------   --------------------
                                                 2001         2000         2001       2000
                                              -----------------------   --------------------
Operations:
   Net investment income (loss)               $   38,699   $   (2,306)  $  (1,093)  $  2,215
   Net realized capital gains (losses) on
     investments                                 339,427      143,793      42,160     65,319
   Net change in unrealized appreciation/
     depreciation of investments                (875,522)    (177,786)   (129,483)   (73,869)
                                              -----------------------   --------------------
Increase (decrease) in net assets from
   operations                                   (497,396)     (36,299)    (88,416)    (6,335)

Contract transactions:
   Net contract purchase payments                464,780      652,124      74,839    104,862
   Transfer payments from (to) other
     subaccounts or general account              338,832    1,086,200     333,269    276,303
   Contract terminations, withdrawals, and
     other deductions                           (152,948)     (15,792)    (16,882)   (48,712)
   Contract maintenance charges                   (2,293)      (1,184)       (341)      (332)
                                              -----------------------   --------------------
Increase (decrease) in net assets from
   contract transactions                         648,371    1,721,348     390,885    332,121
                                              -----------------------   --------------------
Net increase (decrease) in net assets            150,975    1,685,049     302,469    325,786

Net assets:
   Beginning of period                         2,598,051      913,002     683,133    357,347
                                              -----------------------   --------------------
   End of period                              $2,749,026   $2,598,051   $ 985,602   $683,133
                                              =======================   ====================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, January 2, 2001.

See accompanying notes.

                                Templeton Developing Markets
Franklin Small Cap Subaccount      Securities Subaccount
-----------------------------   ----------------------------
     2001           2000               2001    2000 (1)
  -------------------------          -----------------


  $   (66,520)  $   (44,070)         $  (187)  $  (139)

     (304,042)       55,542           (3,517)     (292)

     (779,260)   (1,344,810)          (3,305)   (3,683)
  -------------------------          -----------------

   (1,149,822)   (1,333,338)          (7,009)   (4,114)


    1,843,698     3,477,557           17,500    20,751

      987,629     3,115,543           17,343    10,004

     (337,458)      (86,462)            (189)   (1,719)
       (5,621)       (1,850)             (14)       --
  -------------------------          -----------------

    2,488,248     6,504,788           34,640    29,036
  -------------------------          -----------------
    1,338,426     5,171,450           27,631    24,922


    6,577,844     1,406,394           24,922        --
  -------------------------          -----------------
  $ 7,916,270   $ 6,577,844          $52,553   $24,922
  =========================          =================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                          Notes to Financial Statements

                                December 31, 2001

1.   Organization and Summary of Significant Accounting Policies

Organization

The Retirement Builder Variable Annuity Account (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company, formerly PFL Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of seventy-eight investment subaccounts, including five in specified portfolios of the AIM Variable Insurance Funds, Inc., two in specified portfolios of the Alliance Variable Products Series Fund, Inc., one in the Davis Value Portfolio of the Davis Variable Account Fund, Inc., ten in specified portfolios of the Evergreen Variable Trust, two in specified portfolios of the Federated Insurance Series, four in specified portfolios of the MFS Variable Insurance Trust, four in specified portfolios of the Oppenheimer Variable Account Funds, five in specified portfolios of the Putnam Variable Trust, three in specified portfolios of the Variable Insurance Products Fund (VIP), two in specified portfolios of the Variable Insurance Products Fund II (VIP II), one in the Fidelity - VIP III Growth Opportunities Portfolio of the Variable Insurance Products Fund III (VIP
III), and four in specified portfolios of the Franklin Templeton Variable Products Series Fund (each a Series Fund and collectively the Series Funds). Activity in these forty-three subaccounts is available to contract owners of the Portfolio Select Variable Annuity. Activity in the remaining thirty-five subaccounts (not included herein), as well as certain of the aforementioned forty-three subaccounts, are available to contract owners of the Retirement Income Builder Variable Annuity, Immediate Income Builder, The One Income Annuity, and Retirement Income Builder II Variable Annuity, also offered by Transamerica Life. The amounts reported herein represent the activity related only to contract owners of the Portfolio Select Variable Annuity.

During 2001, The PFL Retirement Builder Variable Annuity changed its name to Retirement Builder Variable Annuity. Transamerica Life changed its name from PFL Life Insurance Company effective March 1, 2001.

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statements (continued)

1.   Organization and Summary of Significant Accounting Policies (continued)

The Oppenheimer Growth Fund, Templeton Asset Allocation Fund, and Franklin Small Cap Investments Fund changed their names to the Oppenheimer Capital Appreciation Fund, Templeton Asset Strategy Fund, and Franklin Small Cap Fund, respectively. In conjunction with these changes, the Oppenheimer Growth Subaccount, Templeton Asset Allocation Subaccount, and Franklin Small Cap Investments Subaccount changed their names to the Oppenheimer Capital Appreciation Subaccount, Templeton Asset Strategy Subaccount, and Franklin Small Cap Subaccount, respectively.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2001.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statements (continued)

2.   Investments

A summary of the mutual fund investments at December 31, 2001 follows:

                                                      Net Asset
                                        Number of     Value Per     Market
                                       Shares Held      Share        Value          Cost
                                       ----------------------------------------------------
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund     104,681.889   $21.72     $ 2,273,691   $ 2,804,532
  AIM V.I. Growth and Income Fund        796,143.610    20.20      16,082,101    22,927,765
  AIM V.I. International Equity Fund     249,034.578    14.91       3,713,106     5,620,783
  AIM V.I. Value Fund                  1,622,543.697    23.35      37,886,395    49,474,451
  AIM V.I. Dent Demographic Trends
    Fund                                 241,558.069     5.59       1,350,310     1,833,663
Alliance Variable Products Series
  Fund, Inc.:
    Alliance Premier Growth
      Portfolio                           69,615.278    25.00       1,740,382     1,811,622
    Alliance Technology Portfolio         44,087.746    17.15         756,105       812,960
Davis Variable Account Fund, Inc.:
  Davis Value Portfolio                  551,430.289     9.87       5,442,617     5,575,870
Evergreen Variable Trust:
  Evergreen VA Fund                      153,269.356    12.29       1,883,680     2,472,480
  Evergreen VA Foundation Fund         1,499,521.825    13.05      19,568,760    22,416,133
  Evergreen VA Growth and Income
    Fund                                 229,676.025    14.19       3,259,103     3,728,313
  Evergreen VA Global Leaders Fund       226,427.641    12.41       2,809,967     3,283,460
  Evergreen VA International Growth
    Fund                                  60,993.206     9.36         570,896       690,770
  Evergreen VA Capital Growth Fund       487,300.168    14.04       6,841,694     7,097,831
  Evergreen VA Growth Fund               170,375.797    11.93       2,032,583     2,338,865
  Evergreen VA High Income Fund           57,821.023     9.52         550,456       571,277
  Evergreen VA Blue Chip Fund             49,608.296     7.44         369,086       371,583
  Evergreen VA Omega Fund                 83,925.296    14.46       1,213,560     1,248,274
Federated Insurance Series:
  Federated American Leaders Fund II      73,655.352    19.25       1,417,866     1,432,208
  Federated High Income Bond Fund II     830,903.820     7.72       6,414,577     7,642,709

                                                       Net Asset
                                         Number of     Value Per     Market
                                        Shares Held      Share        Value         Cost
                                       ----------------------------------------------------
MFS Variable Insurance Trust:
  MFS Emerging Growth Series              927,770.248   $ 17.98    $16,681,309   $28,053,108
  MFS Research Series                     764,917.065     14.32     10,953,612    15,543,870
  MFS Total Return Series                 902,165.969     18.61     16,789,309    16,466,363
  MFS Utilities Series                    872,662.779     15.95     13,918,971    19,084,296
Oppenheimer Variable Account Funds:
    Oppenheimer Capital
      Appreciation Fund/VA                546,528.728     36.58     19,992,021    24,210,961
    Oppenheimer Main Street Growth
      and Income Fund/VA                  193,072.468     18.99      3,666,446     3,844,903
    Oppenheimer Multiple Strategies
      Fund/VA                             331,474.520     15.40      5,104,708     5,327,862
    Oppenheimer Strategic Bond
      Fund/VA                           1,544,247.656      4.62      7,134,424     7,307,795
Putnam Variable Trust:
  Putnam VT Global Growth Fund            783,864.114      9.27      7,266,420    14,249,573
  Putnam VT Growth and Income Fund
                                           93,207.300     23.44      2,184,779     2,250,462
  Putnam VT Growth Opportunities
    Fund                                  330,272.157      5.29      1,747,140     2,253,759
  Putnam VT Money Market Fund          13,422,876.770      1.00     13,422,877    13,422,877
  Putnam VT New Value Fund                366,970.435     13.42      4,924,743     4,766,302
Variable Insurance Products Fund
  (VIP):
    Fidelity - VIP High Income
      Portfolio                           303,871.035      6.41      1,947,813     2,653,868
    Fidelity - VIP Equity-Income
      Portfolio                           116,074.561     22.59      2,622,124     2,618,939
    Fidelity - VIP Growth Portfolio        80,008.991     33.34      2,667,500     3,069,862
Variable Insurance Products Fund II
  (VIP II):
    Fidelity - VIP II Index 500
      Portfolio                           177,905.159    130.07     23,140,124    27,391,641
    Fidelity - VIP II Investment
      Grade Bond Portfolio                761,521.504     12.92      9,838,858     9,494,945
Variable Insurance Products Fund
  III (VIP III):
    Fidelity - VIP III Growth
      Opportunities Portfolio             431,117.749     15.13      6,522,812     8,780,889

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statement (continued)

2.   Investments (continued)

                                                  Net Asset
                                     Number of    Value Per    Market
                                    Shares Held     Share       Value        Cost
                                    -------------------------------------------------
Franklin Templeton Variable
  Products Series Fund:
    Templeton International
      Securities Fund               234,164.043     $11.74    $2,749,086   $3,717,060
    Templeton Asset Strategy Fund    63,959.697      15.41       985,619    1,160,320
    Franklin Small Cap Fund         443,500.397      17.85     7,916,482    9,753,848
    Templeton Developing Markets
      Securities Fund                11,040.216       4.76        52,551       59,539

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                                        Purchases       Sales
                                                       -------------------------
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund                   $2,166,813     $  195,264
  AIM V.I. Growth and Income Fund                       2,441,697      2,904,211
  AIM V.I. International Equity Fund                    1,360,793        813,295
  AIM V.I. Value Fund                                   6,058,789      5,622,173
  AIM V.I. Dent Demographic Trends Fund                   901,399        227,087
Alliance Variable Products Series Fund, Inc.:
  Alliance Premier Growth Portfolio                     1,890,516         58,289
  Alliance Technology Portfolio                           853,385         28,000
Davis Variable Account Fund, Inc.:
  Davis Value Portfolio                                 5,011,234        122,380
Evergreen Variable Trust:
  Evergreen VA Fund                                       287,900        461,535
  Evergreen VA Foundation Fund                          3,137,009      3,124,729
  Evergreen VA Growth and Income Fund                     841,433        683,667
  Evergreen VA Global Leaders Fund                        804,899        433,630
  Evergreen VA International Growth Fund                  184,775        138,670
  Evergreen VA Capital Growth Fund                      3,981,907        479,681
  Evergreen VA Growth Fund                                980,289        322,824
  Evergreen VA High Income Fund                           541,811        206,449
  Evergreen VA Blue Chip Fund                             379,866          7,040
  Evergreen VA Omega Fund                               1,323,379         66,600
Federated Insurance Series:
  Federated American Leaders Fund II                    1,081,584         53,782
  Federated High Income Bond Fund II                    2,109,493      1,632,860

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statement (continued)

2.   Investments (continued)

                                                         Purchases      Sales
                                                        ------------------------
MFS Variable Insurance Trust:
  MFS Emerging Growth Series                            $ 4,360,390   $2,567,726
  MFS Research Series                                     3,686,210    2,140,924
  MFS Total Return Series                                 9,092,620    1,226,336
  MFS Utilities Series                                    7,759,634    1,098,959
Oppenheimer Variable Account Funds:
  Oppenheimer Capital Appreciation Fund/VA                6,806,647    1,835,456
  Oppenheimer Main Street Growth and Income Fund/VA       3,275,930      656,004
  Oppenheimer Multiple Strategies Fund/VA                 2,531,026      478,012
  Oppenheimer Strategic Bond Fund/VA                      2,369,852    1,200,884
Putnam Variable Trust:
  Putnam VT Global Growth Fund                            3,730,121    1,141,250
  Putnam VT Growth and Income Fund                        2,099,402      133,236
  Putnam VT Growth Opportunities Fund                     1,623,647      530,764
  Putnam VT Money Market Fund                            14,138,484    5,449,915
  Putnam VT New Value Fund                                3,860,864    1,386,976
Variable Insurance Products Fund (VIP):
  Fidelity - VIP High Income Portfolio                      941,125      272,528
  Fidelity - VIP Equity-Income Portfolio                  2,880,303      441,648
  Fidelity - VIP Growth Portfolio                         2,372,494      427,558
Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Index 500 Portfolio                   5,305,109    2,267,769
  Fidelity - VIP II Investment Grade Bond Portfolio       7,207,833      992,696
Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio         805,148    1,682,497
Franklin Templeton Variable Products Series Fund:
  Templeton International Securities Fund                 1,709,245      440,960
  Templeton Asset Strategy Fund                             550,795       92,141
  Franklin Small Cap Fund                                 3,131,715      710,461
  Templeton Developing Markets Securities Fund               54,657       20,206

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statement (continued)

3.   Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

                          AIM V.I.       AIM V.I.        AIM V.I.                   AIM V.I. Dent
                         Capital       Growth and    International     AIM V.I.      Demographic
                       Appreciation      Income          Equity         Value          Trends
                        Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
                       --------------------------------------------------------------------------
Units outstanding at
  January 1, 2000              --       7,916,318      1,101,617      16,895,013             --
Units purchased           241,010       3,625,391      1,372,154       8,194,525      1,019,446
Units redeemed and
  transferred             288,120       3,872,336      1,176,754       7,111,962        442,273
                       --------------------------------------------------------------------------
Units outstanding at
  December 31, 2000       529,130      15,414,045      3,650,525      32,201,500      1,461,719
Units purchased           859,712         987,041        738,797       2,765,404        653,859
Units redeemed and
  transferred             549,996      (1,384,164)      (275,482)     (2,808,724)       458,970
                       --------------------------------------------------------------------------
Units outstanding at
  December 31, 2001     1,938,838      15,016,922      4,113,840      32,158,180      2,574,548
                       ==========================================================================

                          Alliance       Alliance                                 Evergreen VA
                       Premier Growth   Technology   Davis Value   Evergreen VA    Foundation
                         Subaccount     Subaccount   Subaccount     Subaccount     Subaccount
                       -----------------------------------------------------------------------
Units outstanding at
  January 1, 2000               --             --            --      1,304,797     12,743,477
Units purchased                 --             --       354,541        534,930      4,475,215
Units redeemed and
  transferred                   --             --       376,270        281,762      2,876,734
                       -----------------------------------------------------------------------
Units outstanding at
  December 31, 2000             --             --       730,811      2,121,489     20,095,426
Units purchased          1,323,243      1,048,501     2,353,681        164,527      1,614,181
Units redeemed and
  transferred            1,314,407        438,991     3,188,577       (322,409)    (1,835,706)
                       -----------------------------------------------------------------------
Units outstanding at
  December 31, 2001      2,637,650      1,487,492     6,273,069      1,963,607     19,873,901
                       =======================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statement (continued)

3.   Accumulation Units Outstanding (continued)

                       Evergreen VA                    Evergreen VA    Evergreen VA
                        Growth and     Evergreen VA    International      Capital     Evergreen VA
                          Income      Global Leaders      Growth          Growth        Growth
                        Subaccount      Subaccount       Subaccount      Subaccount    Subaccount
                       ---------------------------------------------------------------------------
Units outstanding at
  January 1, 2000       2,307,257         648,794          98,097       2,121,951        424,750
Units purchased           421,068       1,204,356         322,809         767,337        405,196
Units redeemed and
  transferred             225,216         912,644          98,423         807,420        352,295
                       ---------------------------------------------------------------------------
Units outstanding at
  December 31, 2000     2,953,541       2,765,794         519,329       3,696,708      1,182,241
Units purchased           417,320         325,936          50,466       1,907,547        153,601
Units redeemed and
  transferred            (336,623)         64,011          (8,904)      1,490,484        120,699
                       ---------------------------------------------------------------------------
Units outstanding at
  December 31, 2001     3,034,238       3,155,741         560,891       7,094,739      1,456,541
                       ===========================================================================

                                        Evergreen                      Federated      Federated
                       Evergreen VA      VA Blue       Evergreen       American      High Income
                       High Income        Chip          VA Omega      Leaders II       Bond II
                        Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
                       -------------------------------------------------------------------------
Units outstanding at
  January 1, 2000        177,540               --             --             --       6,305,408
Units purchased           19,668               --             --        276,724         543,244
Units redeemed and
  transferred             19,785               --             --        122,691         122,455
                       -------------------------------------------------------------------------
Units outstanding at
  December 31, 2000      216,993               --             --        399,415       6,971,107
Units purchased          170,257          226,378        877,990        377,877         435,017
Units redeemed and
  transferred            100,462          207,811        497,672        669,169        (573,879)
                       -------------------------------------------------------------------------
Units outstanding at
  December 31, 2001      487,712          434,189      1,375,662      1,446,461       6,832,245

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statements (continued)

3.   Accumulation Units Outstanding (continued)

                          MFS                                                   Oppenheimer
                        Emerging                   MFS Total                      Capital
                         Growth     MFS Research     Return     MFS Utilities   Appreciation
                       Subaccount    Subaccount    Subaccount     Subaccount     Subaccount
                       ---------------------------------------------------------------------
Units outstanding at
  January 1, 2000       6,173,333     6,593,453     5,684,537      1,990,590     5,846,238
Units purchased         4,287,030     1,682,554       954,875      2,874,060     3,028,511
Units redeemed and
  transferred           3,686,049     1,894,600       862,295      3,596,878     2,450,711
                       ---------------------------------------------------------------------
Units outstanding at
  December 31, 2000    14,146,412    10,170,607     7,501,707      8,461,528    11,325,460
Units purchased         1,503,890     1,232,055     3,753,214      2,649,473     2,349,702
Units redeemed and
  transferred          (1,124,147)   (1,274,442)    2,299,379      1,348,577      (330,360)
                       ---------------------------------------------------------------------
Units outstanding at
  December 31, 2001    14,526,155    10,128,220    13,554,300     12,459,578    13,344,802
                       ====================================================================

                       Oppenheimer
                       Main Street   Oppenheimer                                    Putnam VT
                        Growth and    Multiple      Oppenheimer       Putnam VT     Growth and
                          Income     Strategies    Strategic Bond   Global Growth     Income
                        Subaccount   Subaccount      Subaccount       Subaccount    Subaccount
                       -----------------------------------------------------------------------
Units outstanding at
  January 1, 2000              --     2,126,735       4,680,497       2,803,265            --
Units purchased           753,854       333,040         484,103       2,189,603       154,151
Units redeemed and
  transferred             227,283       216,672         642,998       2,442,399       121,406
                       ----------------------------------------------------------------------
Units outstanding at
  December 31, 2000       981,137     2,676,447       5,807,598       7,435,267       275,557
Units purchased         1,051,426       908,697         779,975         737,266       758,824
Units redeemed and
  transferred           1,188,438       531,154          33,438        (168,899)    1,156,390
                       ----------------------------------------------------------------------
Units outstanding at
  December 31, 2001     3,221,001     4,116,298       6,621,011       8,003,634     2,190,771
                       =======================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statements (continued)

3.   Accumulation Units Outstanding (continued)

                                                                                Fidelity -
                                                                                   VIP
                         Putnam VT                                 Fidelity -    Equity-
                           Growth        Putnam VT    Putnam VT     VIP High      Income
                       Opportunities   Money Market   New Value      Income     Portfolio
                         Subaccount     Subaccount    Subaccount   Subaccount   Subaccount
                       -------------------------------------------------------------------
Units outstanding at
  January 1, 2000               --       3,343,677     1,365,172      880,858           --
Units purchased          1,144,383       1,289,470       210,740      364,149      105,388
Units redeemed and
  transferred              570,572        (268,255)      316,813      660,809       87,684
                       -------------------------------------------------------------------
Units outstanding at
  December 31, 2000      1,714,955       4,364,892     1,892,725    1,905,816      193,072
Units purchased          1,221,057       1,832,252       813,779      392,367    1,207,845
Units redeemed and
  transferred              659,001       5,894,530     1,027,211      195,954    1,185,007
                       -------------------------------------------------------------------
Units outstanding at
  December 31, 2001      3,595,013      12,091,674     3,733,715    2,494,137    2,585,924
                       ===================================================================

                                                     Fidelity -     Fidelity -
                       Fidelity -                      VIP II        VIP III        Templeton
                       VIP Growth     Fidelity -     Investment       Growth      International
                       Portfolio     VIP II Index    Grade Bond   Opportunities     Securities
                       Subaccount   500 Subaccount   Subaccount     Subaccount      Subaccount
                       ------------------------------------------------------------------------
Units outstanding at
  January 1, 2000              --      5,871,725      1,074,236     3,902,006         820,181
Units purchased           904,598      3,434,425        670,375     1,510,520         606,602
Units redeemed and
  transferred             451,682      3,883,593        987,709     1,444,123         996,501
                       ------------------------------------------------------------------------
Units outstanding at
  December 31, 2000     1,356,280     13,189,743      2,732,320     6,856,649       2,423,284
Units purchased         1,358,152      1,824,547      1,961,455       412,779         494,884
Units redeemed and
  transferred           1,179,222         47,033      2,703,636    (1,186,797)        176,382
                       ------------------------------------------------------------------------
Units outstanding at
  December 31, 2001     3,893,654     15,061,323      7,397,411     6,082,631       3,094,550
                       ========================================================================

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statements (continued)

3.   Accumulation Units Outstanding (continued)

                                                          Templeton
                                                         Developing
                             Templeton       Franklin      Markets
                           Asset Strategy   Small Cap    Securities
                             Subaccount     Subaccount   Subaccount
                           ----------------------------------------
Units outstanding at
  January 1, 2000              329,577         870,123         --
Units purchased                 98,360       2,168,730     21,403
Units redeemed and
  transferred                  210,471       1,904,729      9,714
                           ----------------------------------------
Units outstanding at
  December 31, 2000            638,408       4,943,582     31,117
Units purchased                 78,379       1,639,789     21,560
Units redeemed and
  transferred                  319,913         533,271     19,712
                           ----------------------------------------
Units outstanding at
  December 31, 2001          1,036,700       7,116,642     72,389
                           ========================================

4.   Financial Highlights

The Mutual Fund Account offers a return of premium death benefit, a 5% annually compounding death benefit, and an annual step-up death benefit. These death benefit options have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in Note 5 to the financial statements. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statements (continued)

4.   Financial Highlights (continued)

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                                At December 31, 2001                Year Ended December 31, 2001, Except as Noted
                      -----------------------------------------   -------------------------------------------------
                                    Unit Fair
                                      Value                       Investment   Expense Ratio**    Total Return***
                                    Lowest to          Net          Income         Lowest             Lowest
Subaccount              Units        Highest          Assets        Ratio*       to Highest         to Highest
---------------------------------------------------------------   -------------------------------------------------
AIM V.I. Capital
   Appreciation        1,938,838   $1.17 to $1.18   $ 2,273,669      0.00%       1.25% to 1.40%  (24.35)% to (24.23)%
AIM V.I. Growth
   and Income         15,016,922    1.07 to 1.08     16,081,951      0.04         1.25 to 1.40    (23.91) to (23.79)
AIM V.I.
   Inter-national
   Equity              4,113,840    0.90 to 0.91      3,713,030      0.31         1.25 to 1.40    (24.60) to (24.48)
AIM V.I. Value        32,158,180    1.18 to 1.18     37,885,964      0.12         1.25 to 1.40    (13.78) to (13.65)
AIM V.I. Dent
   Demographic
   Trends              2,574,548    0.52 to 0.53      1,350,296      0.00         1.25 to 1.40    (32.86) to (32.76)
Alliance Premier
   Growth              2,637,650    0.64 to 0.85      1,740,366      0.00         1.25 to 1.40    (35.99) to (15.17)
Alliance Technology    1,487,492    0.48 to 0.80        756,091      0.00         1.25 to 1.40    (52.47) to (20.22)
Davis Value            6,273,069        0.87          5,442,559      0.73         1.25 to 1.40    (11.64) to (11.51)
Evergreen VA           1,963,607    0.96 to 0.96      1,883,673      0.00         1.25 to 1.40    (18.99) to (18.87)
Evergreen VA
   Foundation         19,873,901    0.98 to 0.99     19,568,679      2.14         1.25 to 1.40     (9.84) to (9.70)
Evergreen VA Growth
   and Income          3,034,238    1.07 to 1.08      3,259,053      0.42         1.25 to 1.40    (13.38) to (13.25)
Evergreen VA Global
   Leaders             3,155,741        0.89          2,809,990      0.44         1.25 to 1.40    (14.63) to (14.50)
Evergreen VA
   International
   Growth                560,891        1.02            570,882      0.64         1.25 to 1.40    (19.32) to (19.20)
Evergreen VA
   Capital Growth      7,094,739    0.96 to 0.97      6,841,646      0.48         1.25 to 1.40    (14.16) to (14.03)
Evergreen VA Growth    1,456,541    1.39 to 1.40      2,032,526      0.00         1.25 to 1.40     (7.98) to (7.84)
Evergreen VA High
   Income                487,712        1.13            550,452     14.33         1.25 to 1.40       8.74 to 8.90
Evergreen VA Blue
   Chip****              434,189        0.85            369,093      0.79         1.25 to 1.40    (15.00) to (14.87)
Evergreen VA
   Omega****           1,375,662        0.88          1,213,549      0.00         1.25 to 1.40    (11.81) to (11.68)

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statements (continued)

4.   Financial Highlights (continued)

                               At December 31, 2001               Year Ended December 31, 2001, Except as Noted
                      ---------------------------------------   ------------------------------------------------
                                    Unit Fair
                                      Value                     Investment   Expense Ratio**    Total Return***
                                    Lowest to         Net         Income        Lowest             Lowest
Subaccount             Units         Highest         Assets       Ratio*      to Highest         to Highest
-------------------------------------------------------------   ------------------------------------------------
Federated American
   Leaders II          1,446,461       $0.98      $ 1,417,853      0.84%    1.25% to 1.40%     (5.54)% to (5.40)%
Federated High
   Income Bond II      6,832,245   0.93 to 0.96     6,414,563     10.61      1.25 to 1.40       (0.03) to 12.00
MFS Emerging Growth   14,526,155       1.15        16,681,033      0.00      1.25 to 1.40      (34.41) to (34.31)
MFS Research          10,128,220   1.08 to 1.09    10,953,475      0.01      1.25 to 1.40      (22.35) to (22.23)
MFS Total Return      13,554,300       1.24        16,789,128      1.84      1.25 to 1.40       (1.14) to (1.00)
MFS Utilities         12,459,578       1.12        13,918,563      3.04      1.25 to 1.40      (25.26) to (25.15)
Oppenheimer Capital
   Appreciation       13,344,802       1.50        19,991,701      0.62      1.25 to 1.40      (13.79) to (13.66)
Oppenheimer Main
   Street Growth
   and Income          3,221,001       1.14         3,666,420      0.39      1.25 to 1.40      (11.41) to (11.28)
Oppenheimer
   Multiple
   Strategies          4,116,298       1.24         5,104,638      3.31      1.25 to 1.40         0.80 to 0.95
Oppenheimer
   Strategic Bond      6,621,011       1.08         7,134,372      2.39      1.25 to 1.40         3.39 to 3.55
Putnam VT Global
   Growth              8,003,634       0.91         7,266,312      0.00      1.25 to 1.40      (30.74) to (30.64)
Putnam VT Growth
   and Income          2,190,771       1.00         2,184,760      0.74      1.25 to 1.40       (7.69) to (7.56)
Putnam VT Growth
   Opportunities       3,595,013       0.49         1,747,133      0.00      1.25 to 1.40      (33.04) to (32.94)
Putnam VT Money
   Market             12,091,674       1.11        13,422,875      3.35      1.25 to 1.40         2.33 to 2.48
Putnam VT New Value    3,733,715       1.32         4,924,627      0.76      1.25 to 1.40         1.88 to 2.03
Fidelity - VIP High
   Income              2,494,137       0.78         1,947,804     11.94      1.25 to 1.40      (12.96) to (12.83)
Fidelity - VIP
   Equity-Income       2,585,924   1.01 to 1.02     2,622,097      0.41      1.25 to 1.40       (6.54) to (6.40)
Fidelity - VIP
   Growth              3,893,654   0.68 to 0.69     2,667,486      0.06      1.25 to 1.40      (19.01) to (18.89)
Fidelity - VIP II
   Index 500          15,061,323   1.53 to 1.55    23,140,014      1.12      1.25 to 1.40      (13.32) to (13.19)
Fidelity - VIP II
   Investment Grade
   Bond                7,397,411   1.33 to 1.34     9,838,812      3.36      1.25 to 1.40         6.96 to 7.12
Fidelity - VIP III
   Growth
   Opportunities       6,082,631   1.07 to 1.08     6,522,781      0.40      1.25 to 1.40      (15.61) to (15.48)

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statements (continued)

4.   Financial Highlights (continued)

                             At December 31, 2001              Year Ended December 31, 2001, Except as Noted
                     -------------------------------------   -------------------------------------------------
                                 Unit Fair
                                   Value                     Investment   Expense Ratio**    Total Return***
                                 Lowest to         Net         Income         Lowest             Lowest
Subaccount             Units      Highest         Assets       Ratio*       to Highest         to Highest
----------------------------------------------------------   -------------------------------------------------
Templeton
   International
   Securities        3,094,550       $0.89      $2,749,026      2.86%      1.25% to 1.40%   (17.16)% to (17.04)%
Templeton Asset
   Strategy          1,036,700       0.95          985,602      1.20        1.25 to 1.40     (11.20) to (11.06)
Franklin Small Cap   7,116,642   1.11 to 1.12    7,916,270      0.37        1.25 to 1.40     (16.43) to (16.30)
Templeton
   Developing
   Markets
   Securities           72,389       0.73           52,553      0.96        1.25 to 1.40     (9.36) to (9.22)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
     ** These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Mutual Fund Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. **** Commencement of operations, May 1, 2001. Expense ratio has been annualized.

                       Retirement Builder Variable Annuity
                   Account - Portfolio Select Variable Annuity

                    Notes to Financial Statements (continued)

5.   Administrative, Mortality, and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account. For the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owners' individual account.

An administrative charge of .15% annually is deducted from the client values of the subaccounts of the Mutual Fund Account. This charge is assessed daily along with an annual policy fee of the lesser of 2% of the policy value or $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated values. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6.   Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

                                                                      RETIREMENT
                                                                  INCOME BUILDER
                                                                VARIABLE ANNUITY

                                                                  Issued Through

                                                     RETIREMENT BUILDER VARIABLE
                                                                 ANNUITY ACCOUNT

                                                                              by

                                             TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2002


This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Retirement Income Builder Variable Annuity, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2002. Please call us at (800) 525-6205 or write us at:
Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:
..  are not bank deposits
..  are not federally insured
..  are not endorsed by any bank or government agency
..  are not guaranteed to achieve their goal
..  are subject to risks, including loss of premium

This flexible premium annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and eighteen underlying fund portfolios offered by the underlying funds listed below. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.


AEGON/Transamerica Series Fund, Inc.


 Aggressive Asset Allocation


 Conservative Asset Allocation


 Moderate Asset Allocation


 Moderately Aggressive Asset Allocation


Variable Insurance Products Fund--Initial Class

 Fidelity--VIP Asset Manager Portfolio


 Fidelity--VIP Asset Manager: Growth Portfolio


 Fidelity--VIP Balanced Portfolio


 Fidelity--VIP Contrafund(R) Portfolio


 Fidelity--VIP Equity-Income Portfolio


 Fidelity--VIP Growth Portfolio


 Fidelity--VIP Growth & Income Portfolio


 Fidelity--VIP Growth Opportunities Portfolio


 Fidelity--VIP High Income Portfolio


 Fidelity--VIP Index 500 Portfolio


 Fidelity--VIP Investment Grade Bond Portfolio


 Fidelity--VIP Mid Cap Portfolio


 Fidelity--VIP Money Market Portfolio


 Fidelity--VIP Overseas Portfolio


The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                             TABLE OF CONTENTS                              Page
GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY POLICY FEE TABLE...................................................   8

EXAMPLES...................................................................  10

1. THE ANNUITY POLICY......................................................  13

2. PURCHASE................................................................  13
  Policy Issue Requirements................................................  13
  Premium Payments.........................................................  13
  Initial Premium Requirements.............................................  13
  Additional Premium Payments..............................................  14
  Maximum Total Premium Payments...........................................  14
  Allocation of Premium Payments...........................................  14
  Policy Value.............................................................  14

3. INVESTMENT CHOICES......................................................  14
  The Separate Account.....................................................  14
  The Fixed Account........................................................  15
  Transfers................................................................  15

4. PERFORMANCE.............................................................  16

5. EXPENSES................................................................  17
  Surrender Charges........................................................  17
  Excess Interest Adjustment...............................................  18
  Mortality and Expense Risk Fees..........................................  18
  Administrative Charges...................................................  18
  Premium Taxes............................................................  18
  Federal, State and Local Taxes...........................................  18
  Transfer Fee.............................................................  18
  Managed Annuity Program..................................................  18
  Beneficiary Earnings Enhancement.........................................  18
  Beneficiary Earnings Enhancement--Extra..................................  19
  Portfolio Fees and Expenses..............................................  19

6. ACCESS TO YOUR MONEY....................................................  19
  Surrenders...............................................................  19
  Delay of Payment and Transfers...........................................  19
  Excess Interest Adjustment...............................................  20

7. ANNUITY PAYMENTS
  (THE INCOME PHASE).......................................................  20
  Annuity Payment Options..................................................  20

8. DEATH BENEFIT...........................................................  22
  When We Pay A Death Benefit..............................................  22
  When We Do Not Pay A Death Benefit.......................................  22
  Deaths After the Annuity Commencement Date...............................  22
  Amount of Death Benefit..................................................  22
  Guaranteed Minimum Death Benefit.........................................  23
  Adjusted Partial Surrender...............................................  23




9. TAXES...................................................................  24
  Annuity Policies in General..............................................  24
  Qualified and Nonqualified Policies......................................  24
  Surrenders--Qualified Policies...........................................  24
  Surrenders--403(b) Policies..............................................  25
  Diversification and Distribution Requirements............................  25
  Surrenders--Nonqualified Policies........................................  25
  Taxation of Death Benefit Proceeds.......................................  25
  Annuity Payments.........................................................  26
  Annuity Contracts Purchased by Nonresident Aliens And Foreign
   Corporations............................................................  26
  Transfers, Assignments or Exchanges of Policies..........................  26
  Possible Tax Law Changes.................................................  26
  Separate Account Charges.................................................  27

10. ADDITIONAL FEATURES....................................................  27
  Systematic Payout Option.................................................  27
  Family Income Protector..................................................  27
  Managed Annuity Program..................................................  27
  Beneficiary Earnings Enhancement.........................................  30
  Beneficiary Earnings Enhancement--Extra..................................  31
  Nursing Care and Terminal Condition Withdrawal Option....................  32
  Unemployment Waiver......................................................  32
  Telephone Transactions...................................................  33
  Dollar Cost Averaging Program............................................  33
  Asset Rebalancing........................................................  34

11. OTHER INFORMATION......................................................  34
  Ownership................................................................  34
  Assignment...............................................................  34
  Transamerica Life Insurance Company......................................  34
  The Separate Account.....................................................  35
  Mixed and Shared Funding.................................................  35
  Exchanges and Reinstatements.............................................  35
  Voting Rights............................................................  36
  Distributor of the Policies..............................................  36
  IMSA.....................................................................  36
  Legal Proceedings........................................................  37

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  37

APPENDIX A.................................................................  38
  Condensed Financial Information..........................................  38

APPENDIX B.................................................................  42
  Historical Performance Data..............................................  42

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustment.

Annuitant--The person during whose life any annuity payments involving life contingencies will be based on.


Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age
95. The annuity commencement date may have to be earlier for qualified policies and may be earlier of required by state law.


Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The adjusted policy value less any applicable surrender charge and any rider fees (imposed upon surrender).

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.


Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information given to us to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
..  premium payments; minus
..  partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
..  interest credited in the fixed account; plus
..  accumulated gains in the separate account; minus
..  losses in the separate account; minus

.. service charges, rider fees, premium taxes and transfer fees, and any other charges, if any.


Separate Account--The Retirement Income Builder Variable Annuity division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your)--The owner of the contract.


                            (Note: The SAI contains
                          a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and a fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.


This policy offers eighteen subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.


The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.


2. PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

Aggressive Asset Allocation


Conservative Asset Allocation


Moderate Asset Allocation


Moderately Aggressive Asset Allocation


Fidelity--VIP Asset Manager Portfolio--Initial Class


Fidelity--VIP Asset Manager: Growth Portfolio-- Initial Class


Fidelity--VIP Balanced Portfolio--Initial Class


Fidelity--VIP Contrafund(R) Portfolio--Initial Class


Fidelity--VIP Equity-Income Portfolio--Initial Class


Fidelity--VIP Growth Portfolio--Initial Class


Fidelity--VIP Growth & Income Portfolio--Initial Class


Fidelity--VIP Growth Opportunities Portfolio-- Initial Class


Fidelity--VIP High Income Portfolio--Initial Class


Fidelity--VIP Index 500 Portfolio--Initial Class


Fidelity--VIP Investment Grade Bond Portfolio-- Initial Class


Fidelity--VIP Mid Cap Portfolio--Initial Class


Fidelity--VIP Money Market Portfolio--Initial Class


Fidelity--VIP Overseas Portfolio--Initial Class


Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices. While we currently do not charge for transfers, we reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.


4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6.0% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. We will calculate surrender charges by taking the earnings, if any, out before premium payments.


Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of either 1.25% or 1.40% per year from the assets in each subaccount, depending on the guaranteed minimum death benefit you choose.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%,


If you elect the Managed Annuity Program, there is an annual fee during the accumulation phase of 0.45% of the minimum income base. If you receive annuity payments under the rider, then during the income phase there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the subaccounts.


If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value.


If you elect the Beneficiary Earnings Enhancement--Extra, there is an annual fee equal to 0.50% or 0.60% of the policy value in the subaccounts for the 50% and 75% initial death benefit options, respectively.


The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to 10% of the policy value free of surrender charges each policy year. The amount that may be taken free of surrender charges is referred to as the cumulative free percentage. Any cumulative free percentage that is not taken in one year is carried forward and is available to be taken in the following policy year.


Amounts surrendered in excess of this free amount may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.


If you have policy value in the fixed account, you may also take out cumulative interest credited free of excess interest adjustments.


Access to amounts held in qualified policies may be restricted or prohibited.

You cannot take money out during the income phase, although you will generally be receiving annuity payments.


7.  ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Managed Annuity Program is available as an optional rider and guarantees a minimum amount for each payment.


8. DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.


Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you generally may choose one of the following guaranteed minimum death benefits:


..  Return of Premium; or


..  5% Annually Compounding; or


..  Annual Step-Up.


Charges are lower for the Return of Premium Death Benefit than they are for the other death benefts.


After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.


9. TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For non-qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.


10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

.. You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your policy is in the accumulation phase. This feature is referred to as the "Systematic Payout Option" ("SPO"). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.


..  You can elect an optional rider that guarantees you a minimum income base.
   This feature is called the "Managed Annuity Program" ("MAP"). There is an extra charge for this rider.


.. You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the "Beneficiary Earnings Enhancement" ("BEE") and "Beneficiary Earnings Enhancement--Extra" ("BEE-Extra"). There is an extra charge for these riders.


.. Under certain medically related circumstances, we will allow you to fully or partially surrender your policy value without a surrender charge and excess interest adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option".


.. Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "Unemployment Waiver".


.. You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.


.. You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "Dollar Cost Averaging".

.. We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "Asset Rebalancing".


These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after it receives written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.


No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.


Who should purchase the policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.


There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Managed Annuity Program, the Beneficiary Earnings Enhancement, and the Beneficiary Earnings Enhancement-Extra make this policy appropriate for your needs.


State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.


Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2002) is in Appendix A to this prospectus.


12. INQUIRIES

If you need more information, please contact us at:

  Administrative and Service Office
  Financial Markets Division
  Variable Annuity Department
  Transamerica Life Insurance Company
  4333 Edgewood Road NE
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183

You may check your policy at www.talife.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site. You should protect your PIN, because one-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

               ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE)

--------------------------------------------------------------------------------


                                                            Separate Account Annual Expenses
    Policy Owner Transaction Expenses                 (as a percentage of average account value)
-----------------------------------------------------------------------------------------------------
  Sales Load On                                      Mortality and Expense Risk
   Purchase Payments                    0             Fees(/7/)                       1.10%
  Maximum Surrender                                  Administrative Charge            0.15%
   Charge                                                                             ----
  (as a % of Premium                                 TOTAL SEPARATE ACCOUNT ANNUAL
   Payments                                           EXPENSES                        1.25%
   Surrendered)(/1/)                   6%            Optional Separate Account
  Annual Service                                      Expenses:
   Charge(/2/)          $0-$30 Per Policy            5% Annually Compounding Death
  Transfer Fee(/3/)                $0-$10             Benefit(/8/)                    0.15%
  Optional Rider Fees:                               Annual Step Up Death
  Managed Annuity                                     Benefit(/8/)                    0.15%
   Program(/4/)                     0.45%                                             ----
  Beneficiary Earnings                               TOTAL SEPARATE ACCOUNT ANNUAL
   Enhancement(/5/)                 0.25%             EXPENSES WITH HIGHEST OPTIONAL
  Beneficiary Earnings                                SEPARATE ACCOUNT EXPENSES(/9/)  1.40%
   Enhancement-
   Extra(/6/)                 0.50%-0.60%

--------------------------------------------------------------------------------
                        Portfolio Annual Expenses(/10/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
--------------------------------------------------------------------------------

                                                                       Total
                                                               Rule  Portfolio
                                           Management  Other   12b-1  Annual
                                              Fees    Expenses Fees  Expenses
------------------------------------------------------------------------------
  Aggressive Asset Allocation(/11/)(/12/)    0.10%     1.22%   0.00%   1.32%
  Conservative Asset
   Allocation(/11/)(/12/)                    0.10%     1.26%   0.00%   1.36%
  Moderate Asset Allocation(/11/)(/12/)      0.10%     1.25%   0.00%   1.35%
  Moderately Aggressive Asset
   Allocation(/11/)(/12/)                    0.10%     1.23%   0.00%   1.33%
  Fidelity--VIP Asset Manager--Initial
   Class(/13/)                               0.53%     0.11%   0.00%   0.64%
  Fidelity--VIP Asset Manager: Growth--
   Initial Class(/13/)                       0.58%     0.15%   0.00%   0.73%
  Fidelity--VIP Balanced--Initial
   Class(/13/)                               0.43%     0.14%   0.00%   0.57%
  Fidelity--VIP Contrafund(R)--Initial
   Class(/13/)                               0.58%     0.10%   0.00%   0.68%
  Fidelity--VIP Equity-Income--Initial
   Class(/13/)                               0.48%     0.10%   0.00%   0.58%
  Fidelity--VIP Growth--Initial
   Class(/13/)                               0.58%     0.10%   0.00%   0.68%
  Fidelity--VIP Growth & Income--Initial
   Class(/13/)                               0.48%     0.10%   0.00%   0.58%
  Fidelity--VIP Growth Opportunities--
   Initial Class(/13/)                       0.58%     0.11%   0.00%   0.69%
  Fidelity--VIP High Income--Initial
   Class(/13/)                               0.58%     0.13%   0.00%   0.71%
  Fidelity--VIP Index 500--Initial
   Class(/14/)                               0.24%     0.04%   0.00%   0.28%
  Fidelity--VIP Investment Grade Bond--
   Initial Class                             0.43%     0.11%   0.00%   0.54%
  Fidelity--VIP Mid Cap--Initial
   Class(/13/)                               0.58%     0.11%   0.00%   0.69%
  Fidelity--VIP Money Market--Initial
   Class                                     0.18%     0.10%   0.00%   0.28%
  Fidelity--VIP Overseas--Initial
   Class(/13/)                               0.73%     0.19%   0.00%   0.92%

(/1/) The surrender charge is decreased based on the number of years since the premium payment was made, from 6% in the year in which the premium payment was made to 0% in the sixth year after the premium payment was made. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account.

(/2/) The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value.

(/3/) The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/4/) The Managed Annuity Program fee is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.


(/5/) The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.


(/6/) The annual Beneficiary Earnings Enhancement-Extra fee is 0.50% or 0.60% of the policy in the subaccounts for the 50% and 75% initial death benefit option, respectively.


(/7/) The mortality and expense risk fee shown (1.10%) is for the "Return of Premium Death Benefit."


(/8/) The fee for the "5% Annually Compounding Death Benefit" and the "Annual
      Step Up Death Benefit" is in addition to the mortality and expense risk fee (1.10%).


(/9/) The fee for either the 5% Annually Compounding Death Benefit or the
      Annual Step Up Death Benefit is included herein. The two optional death benefits may not be elected together.


(/10/) The fee table information relating to the underlying fund portfolios is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.


(/11/) Because the portfolio commenced operations on or about May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.


(/12/) This portfolio is a "fund of Funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be: 2.35% to 3.00%, Aggressive Asset Allocation; 2.26% to 2.91%, Conservative Asset Allocation; 2.29% to 2.94%, Moderate Asset Allocation; and 2.33% to 2.98%, Moderately Aggressive Asset Allocation.


(/13/) The expenses presented in the table are shown without brokerage/custodial expense reductions. With these reductions, the portfolios' other expenses and total expenses would have been: High Income Portfolio--0.12% and 0.70%; Equity-Income Portfolio--0.09% and 0.57%; Growth Portfolio--0.07% and 0.65%; Overseas Portfolio--0.14% and 0.87%; Asset Manager Portfolio--0.10% and 0.63%; Asset Manager: Growth Portfolio--0.14% and 0.72%; Contrafund(R) Portfolio--0.06% and 0.64%; Balanced Portfolio--0.12% and 0.55%; Growth & Income Portfolio--0.08% and 0.56%; Growth Opportunities Portfolio--0.09% and 0.67%; and Mid Cap Portfolio--0.04% and 0.62%.


(/14/) The fund's manager agreed to reimburse a portfion of the portfolio's expenses during the period. The expenses presented in the table are shown with this reimbursement. Without this reimbursement, the portfolio's other expenses and total expenses would have been 0.11% and 0.35%, respectively.

EXAMPLES--TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming no optional riders or features have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = 5 % Annually Compounding Death Benefit or the Annual Step-Up Death Benefit


                                                            If the policy is
                                                        annuitized at the end of
                                   If the policy is       the applicable time
                                surrendered at the end  period or if the policy
                                of the applicable time      is still in the
                                        period.           accumulation phase.
                                   ---------------------------------------------
                                  1     3     5    10     1      3     5    10
  Subaccounts                   Year  Years Years Years  Year  Years Years Years
--------------------------------------------------------------------------------
  Aggressive Asset
   Allocation                 A  $81  $123  $148  $297   $27    $82  $140  $297
                                ------------------------------------------------
                              B  $82  $127  $156  $311   $28    $86  $147  $311
--------------------------------------------------------------------------------
  Conservative Asset
   Allocation                 A  $81  $124  $151  $301   $27    $83  $142  $301
                                ------------------------------------------------
                              B  $82  $128  $158  $315   $29    $88  $149  $315
--------------------------------------------------------------------------------
  Moderate Asset
   Allocation                 A  $81  $123  $150  $300   $27    $83  $141  $300
                                ------------------------------------------------
                              B  $82  $128  $157  $314   $28    $87  $149  $314
--------------------------------------------------------------------------------
  Moderately Aggressive
   Asset Allocation           A  $81  $123  $149  $298   $27    $82  $140  $298
                                ------------------------------------------------
                              B  $82  $127  $156  $312   $28    $87  $148  $312
--------------------------------------------------------------------------------
  Fidelity--VIP Asset
   Manager                    A  $74  $101  $113  $227   $20    $61  $105  $227
                                ------------------------------------------------
   Initial Class              B  $75  $106  $121  $242   $21    $66  $113  $242
--------------------------------------------------------------------------------
  Fidelity--VIP Asset
   Manager: Growth            A  $74  $104  $118  $236   $21    $64  $110  $236
                                ------------------------------------------------
   Initial Class              B  $76  $109  $126  $252   $22    $68  $117  $252
--------------------------------------------------------------------------------
  Fidelity--VIP Balanced      A  $73  $ 99  $110  $219   $19    $59  $101  $219
                                ------------------------------------------------
   Initial Class              B  $74  $104  $117  $235   $21    $63  $109  $235
--------------------------------------------------------------------------------
  Fidelity--VIP
   Contrafund(R)              A  $74  $103  $115  $231   $20    $62  $107  $231
                                ------------------------------------------------
   Initial Class              B  $75  $107  $123  $247   $22    $67  $115  $247
--------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income                     A  $73  $ 99  $110  $221   $19    $59  $102  $221
                                ------------------------------------------------
   Initial Class              B  $74  $104  $118  $236   $21    $64  $110  $236
--------------------------------------------------------------------------------
  Fidelity--VIP Growth        A  $74  $103  $115  $231   $20    $62  $107  $231
                                ------------------------------------------------
   Initial Class              B  $75  $107  $123  $247   $22    $67  $115  $247
--------------------------------------------------------------------------------
  Fidelity--VIP Growth &
   Income                     A  $73  $ 99  $110  $221   $19    $59  $102  $221
                                ------------------------------------------------
   Initial Class              B  $74  $104  $118  $236   $21    $64  $110  $236
--------------------------------------------------------------------------------
  Fidelity--VIP Growth
   Opportunities              A  $74  $103  $116  $232   $20    $63  $107  $232
                                ------------------------------------------------
   Initial Class              B  $76  $108  $124  $248   $22    $67  $115  $248
--------------------------------------------------------------------------------
  Fidelity--VIP High
   Income                     A  $74  $104  $117  $234   $20    $63  $109  $234
                                ------------------------------------------------
   Initial Class              B  $76  $108  $125  $250   $22    $68  $116  $250
--------------------------------------------------------------------------------
  Fidelity--VIP Index 500     A  $70  $ 90  $ 94  $188   $16    $50  $ 86  $188
                                ------------------------------------------------
   Initial Class              B  $71  $ 95  $102  $205   $18    $55  $ 94  $205
--------------------------------------------------------------------------------
  Fidelity--VIP Investment
   Grade Bond                 A  $73  $ 98  $108  $216   $19    $58  $100  $216
                                ------------------------------------------------
   Initial Class              B  $74  $103  $116  $232   $20    $63  $107  $232
--------------------------------------------------------------------------------
  Fidelity--VIP Mid Cap       A  $74  $103  $116  $232   $20    $63  $107  $232
                                ------------------------------------------------
   Initial Class              B  $76  $108  $124  $248   $22    $67  $115  $248
--------------------------------------------------------------------------------
  Fidelity--VIP Money
   Market                     A  $70  $ 90  $ 94  $188   $16    $50  $ 86  $188
                                ------------------------------------------------
   Initial Class              B  $71  $ 95  $102  $205   $18    $55  $ 94  $205
--------------------------------------------------------------------------------
  Fidelity--VIP Overseas      A  $76  $110  $128  $256   $23    $70  $119  $256
                                ------------------------------------------------
   Initial Class              B  $78  $115  $135  $271   $24    $74  $127  $271

EXAMPLES--TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming both the Managed Annuity Program and the Beneficiary Earnings Enhancement-Extra have been selected:


The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = 5 % Annually Compounding Death Benefit or the Annual Step-Up Death Benefit


                                    If the policy is      If the policy is annuitized at
                                 surrendered at the end   the end of the applicable time
                                 of the applicable time  period or if the policy is still
                                        period.             in the accumulating phase.
                                   --------------------------------------------------------
                                  1      3     5    10                                10
  Subaccounts                    Year  Years Years Years 1  Year  3 Years  5 Years   Years
-------------------------------------------------------------------------------------------
  Aggressive Asset
   Allocation                A   $91   $155  $203  $407      $37     $114     $194     $407
                                -----------------------------------------------------------
                             B   $93   $160  $210  $420      $39     $118     $201     $420
-------------------------------------------------------------------------------------------
  Conservative Asset
   Allocation                A   $92   $157  $205  $410      $38     $115     $196     $410
                                -----------------------------------------------------------
                             B   $93   $161  $212  $423      $39     $120     $203     $423
-------------------------------------------------------------------------------------------
  Moderate Asset
   Allocation                A   $92   $156  $205  $409      $38     $115     $195     $409
                                -----------------------------------------------------------
                             B   $93   $161  $212  $423      $39     $119     $202     $423
-------------------------------------------------------------------------------------------
  Moderately Aggressive
   Asset Allocation          A   $91   $156  $204  $408      $37     $114     $194     $408
                                -----------------------------------------------------------
                             B   $93   $160  $211  $421      $39     $119     $201     $421
-------------------------------------------------------------------------------------------
  Fidelity--VIP Asset
   Manager                   A   $84   $135  $169  $343      $30      $94     $160     $343
                                -----------------------------------------------------------
   Initial Class             B   $86   $139  $177  $357   $   32      $98     $168     $357
-------------------------------------------------------------------------------------------
  Fidelity--VIP Asset
   Manager: Growth           A   $85   $137  $174  $352   $   31      $96  $   165  $   352
                                -----------------------------------------------------------
   Initial Class             B   $87   $142  $181  $366   $   33  $   101  $   172  $   366
-------------------------------------------------------------------------------------------
  Fidelity--VIP Balanced     A   $84   $133  $166  $336   $   30      $92  $   157  $   336
                                -----------------------------------------------------------
   Initial Class             B   $85   $137  $173  $351   $   31      $96  $   164  $   351
-------------------------------------------------------------------------------------------
  Fidelity--VIP
   Contrafund(R)             A   $85   $136  $171  $347   $   31      $95  $   162  $   347
                                -----------------------------------------------------------
   Initial Class             B   $86   $140  $179  $361   $   32      $99  $   170  $   361
-------------------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income                    A   $84   $133  $166  $337   $   30      $92  $   158  $   337
                                -----------------------------------------------------------
   Initial Class             B   $85   $137  $174  $352   $   31      $96  $   165  $   352
-------------------------------------------------------------------------------------------
  Fidelity--VIP Growth       A   $85   $136  $171  $347   $   31      $95  $   162  $   347
                                -----------------------------------------------------------
   Initial Class             B   $86   $140  $179  $361   $   32      $99  $   170  $   361
-------------------------------------------------------------------------------------------
  Fidelity--VIP Growth &
   Income                    A   $84   $133  $166  $337   $   30      $92  $   158  $   337
                                -----------------------------------------------------------
   Initial Class             B   $85   $137  $174  $352   $   31      $96  $   165  $   352
-------------------------------------------------------------------------------------------
  Fidelity--VIP Growth
   Opportunities             A   $85   $136  $172  $348   $   31      $95  $   163  $   348
                                -----------------------------------------------------------
   Initial Class             B   $86   $141  $179  $362   $   32  $   100  $   170  $   362
-------------------------------------------------------------------------------------------
  Fidelity--VIP High
   Income                    A   $85   $137  $173  $350   $   31      $96  $   164  $   350
                                -----------------------------------------------------------
   Initial Class             B   $87   $141  $180  $364   $   33  $   100  $   171  $   364
-------------------------------------------------------------------------------------------
  Fidelity--VIP Index 500    A   $81   $124  $151  $308   $   27      $83  $   143  $   308
                                -----------------------------------------------------------
   Initial Class             B   $82   $128  $159  $323   $   28      $88  $   150  $   323
-------------------------------------------------------------------------------------------
  Fidelity--VIP Investment
   Grade Bond                A   $83   $132  $164  $333   $   29      $91  $   156  $   333
                                -----------------------------------------------------------
   Initial Class             B   $85   $136  $172  $348   $   31      $95  $   163  $   348
-------------------------------------------------------------------------------------------
  Fidelity--VIP Mid Cap      A   $85   $136  $172  $348   $   31      $95  $   163  $   348
                                -----------------------------------------------------------
   Initial Class             B   $86   $141  $179  $362   $   32  $   100  $   170  $   362
-------------------------------------------------------------------------------------------
  Fidelity--VIP Money
   Market                    A   $81   $124  $151  $308   $   27      $38  $   143  $   308
                                -----------------------------------------------------------
   Initial Class             B   $82   $128  $159  $323   $   28      $88  $   150  $   323
-------------------------------------------------------------------------------------------
  Fidelity--VIP Overseas     A   $87   $143  $183  $369   $   33  $   102  $   174  $   369
                                -----------------------------------------------------------
   Initial Class             B   $89   $148  $191  $383   $   35  $   106  $   181     $383

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 2001 expenses of the underlying fund portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the period shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.


The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In these examples, the annual $30 service charge is reflected as a charge of 0.0531% based on an average policy value of $56,506 (as of December 31, 2001).

1. THE ANNUITY POLICY

This prospectus describes the Retirement Income Builder Variable Annuity policy offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.


The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.


The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.


The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Managed Annuity Program, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.


The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:
.. Transamerica receives all information needed to issue the policy; .. Transamerica receives a minimum initial premium payment; and

.. The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).


We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.


The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.


Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-80 require prior approval by Transamerica. For issue ages over 80, we allow premium payments up to $500,000.


Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.


You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received on or after the date we receive the change request.


You could lose the amount you allocate to the variable subaccounts.


Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.INVESTMENT CHOICES

The Separate Account

There are currently eighteen variable subaccounts available under the policy for new investors.


The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:


AEGON/TRANSAMERICA SERIES FUND, INC.


Subadvised by AEGON/Transamerica Fund Advisers, Inc.


 Aggressive Asset Allocation


 Conservative Asset Allocation


 Moderate Asset Allocation


 Moderately Aggressive Asset Allocation


VARIABLE INSURANCE PRODUCTS FUND--INITIAL CLASS

Managed by Fidelity Management & Research Company


 Fidelity--VIP Asset Manager Portfolio


 Fidelity--VIP Asset Manager: Growth Portfolio


 Fidelity--VIP Balanced Portfolio


 Fidelity--VIP Contrafund(R) Portfolio


 Fidelity--VIP Equity-Income Portfolio

 Fidelity--VIP Growth Portfolio


 Fidelity--VIP Growth & Income Portfolio


 Fidelity--VIP Growth Opportunities Portfolio

 Fidelity--VIP High Income Portfolio

 Fidelity--VIP Index 500 Portfolio

 Fidelity--VIP Investment Grade Bond Portfolio
 Fidelity--VIP Mid Cap Portfolio

 Fidelity--VIP Money Market Portfolio


 Fidelity--VIP Overseas Portfolio


The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of these underlying fund portfolios to be the same as those of other portfolios or underlying funds.


More detailed information, including an explanation of the portfolios' investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.


We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios, and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. Upon full surrender the excess interest adjustment will not decrease the interest credited to the guaranteed period options of your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.


If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

..  Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
.. Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

.. Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.


Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum). Currently, there is no charge for transfers and generally no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.


During the income phase, you may transfer values out of any subaccount up to four times per policy year. However, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

Market Timing. The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on a portfolio's operations, or if a portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


We do not permit market timing. Do not invest with us if you are a market timer.


4.PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges from options, riders, or endoresements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.


Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e. before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.


We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.


5.EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.


You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is cumulative and is referred to as the cumulative free percentage and is determined at the time of the surrender. If you surrender money in excess of the cumulative free percentage, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the five years following each premium payment:

  Number of
    Years
    Since
   Premium      Surrender Charge
   Payment    (as a percentage of
    Date      premium surrendered)
----------------------------------
     0-1               6%
----------------------------------
     1-2               6%
----------------------------------
     2-3               6%
----------------------------------
     3-4               4%
----------------------------------
     4-5               2%
----------------------------------
  5 or more            0%

For example, assume your policy value is $100,000 at the beginning of policy year 2 and you surrender $30,000. Since that amount is more than your cumulative free percentage of 20% that is available at that time, you would pay a surrender charge of $600 on the remaining $10,000 (6% of $30,000-$20,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of policy year 2 and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000--($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, the oldest premium is considered to be surrendered first, and premiums are deemed to be withdrawn before any earnings.


Surrender charges are waived under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.


Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Excess Interest Adjustment

Full and partial surrenders of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.


Mortality and Expense Risk Fee

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. For the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.10% of assets. We may also pay distribution expenses out of this charge.


During the accumulation phase, for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.25% of assets. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase. In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.


Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
..  you begin receiving annuity payments;
..  you surrender the policy; or
..  a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.


Managed Annuity Program

If you elect the Managed Annuity Program, there is an annual rider fee during the accumulation phase of 0.45% of the minimum income base, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.


Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Beneficiary Earnings Enhancement--Extra


If you elect the Beneficiary Earnings Enhancement--Extra, there is an annual rider fee during the accumulation phase of 0.50% or 0.60% of the policy value for the 50% and 75% initial death benefit options, respectively. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.


Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.


6.ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

.. by making a surrender (either a complete or partial surrender); or .. by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.


If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to 10% of the policy value free of surrender charges each policy year. The free amount is cumulative so any free amount not taken one year is available to be taken the following year free of surrender charges.

Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date we receive all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

..  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
..  an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
..  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" a policy owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in a guaranteed period option of the fixed account) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.


Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may be made on amounts applied to an annuity payment option.


There will be no excess interest adjustment on any of the following:

..  surrenders of cumulative interest credited;


..  nursing care and terminal condition withdrawal option surrenders;


..  unemployment waiver surrenders;


..  surrenders to satisfy any minimum distribution requirements; and


.. Systematic Payout Option payments, which do not exceed the cumulative interest credited, divided by the number of payouts made per year.


Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary by state and may not be applicable in all states.


7.  ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95). The earliest annuity commencement date is 30 days after you purchase your policy.


Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below (these options are not available under the Managed Annuity Program). You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments (under some circumstances, the Managed Annuity Program could provide a higher annuitization value). If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)


Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes may only occur annually under the Managed Annuity Program.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.


Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3--Life Income. You may choose between:
..  No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.
..  10 Years Certain (fixed or variable)--Payments will be made for the longer of the annuitant's lifetime or ten years.
.. Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:
.. No Period Certain (fixed or variable)--Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

NOTE CAREFULLY:

IF:
..  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity with No Period Certain; and
..  the annuitant(s) dies before the date of the second (third, fourth, etc.)
   annuity payment;
THEN:
..  we may make only one (two, three, etc.) annuity payments.

IF:
..  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
..  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
.. the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record.

The person receiving payments is responsible for keeping Transamerica informed of their current address.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.


8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.


When We Pay A Death Benefit

We will pay a death benefit IF:

..  you are both the annuitant and sole owner of the policy; and

..  you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

..  you are not the annuitant; and

..  the annuitant dies before the annuity commencement date.


If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.


When We Do Not Pay A Death Benefit


We will not pay a death benefit IF:


..  You are not the annuitant; and


..  You die prior to the annuity commencement date.


Please note that the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fee.


Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.


Deaths After the Annuity Commencement Date


The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
..  you are not the annuitant; and
.. you die on or after the annuity commencement date; and .. the entire interest in the policy has not been paid to you;
THEN:
.. the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

NOTE CAREFULLY:

If the owner does not name a contingent/successor owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a contingent/successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent/successor owner is named in a written notice Transamerica receives.


Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:
..  policy value on the date we receive the required information; or

.. cash value on the date we receive the required information (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

.. guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the three guaranteed minimum death benefit options listed below (age limitations may apply).


After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A. Return of Premium Death Benefit

  The Return of Premium Death Benefit is:


  .  total premium payments; less


  .  any adjusted partial surrenders as of the date of death.


  The Return of Premium Death Benefit will be in effect if you do not choose one of the other options on the policy application. The charges are lower for this option than for the others.


B. 5% Annually Compounding Death Benefit

  The 5% Annually Compounding Death Benefit is total premium payments, less any adjusted partial surrenders, plus interest at an effective annual rate of 5% from the premium payment date or surrender date to the date of death (but not later than your 81st birthday).

  The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 81or older on the policy date.

  There is an extra charge for this death benefit.

C. Annual Step-Up Death Benefit

  The Annual Step-Up Death Benefit is equal to:

  . the largest policy value on the policy date or on any policy anniversary before the earlier of the date of death for the owner's 81st birthday; plus
  .  any premium payments you have made since that date; minus
  .  any adjusted partial surrenders we have paid to you since that date.

  The Annual Step-Up Death Benefit is not available if the owner or annuitant is 81 or older on the policy date. There is an extra charge for this death benefit.

IF, under all three death benefit options:

.. the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and

..  the guaranteed minimum death benefit is greater than the policy value;
THEN:
.. we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy, and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. For certain death benefits, an amount will be available free of adjustments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as adjusted partial withdrawal' in your policy.

9. TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).


You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a surrender or as annuity payments and tax deferral will not apply.


When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
.. Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
.. Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
.. Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
.. Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
..  the amount that can be contributed to the policy during any year;

..  the time when amounts can be paid from the policies; and

..  the amount of any death benefit that may be allowed.


In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders--403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when an owner:
..  reaches age 59 1/2;
..  leaves his/her job;
..  dies;
.. becomes disabled (as that term is defined in the Internal Revenue Code); or .. declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders--Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy your policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed). You should consult a tax advisor if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract," which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See "Annuity Payments" below.


The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

..  paid on or after the taxpayer reaches age 59 1/2;
..  paid after an owner dies;
..  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
..  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
..  paid under an immediate annuity; or
..  which come from premium payments made prior to August 14, 1982.

All non-qualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:
.. if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

.. if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
.. Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
.. Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option. If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date, over the aggregate amount of annuity payments received that was excluded from gross income, may possibly be allowable as a deduction for your last taxable year.


It is unclear whether stabilized annuity payments under the Managed Annuity Program should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. In addition, stabilized annuity payments may not qualify as a series of substantially equal payments that would be exempt from any applicable penalty tax. You should consult a tax advisor on these issues.


Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.


Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Beneficiary Earnings Enhancement and the Beneficiary Earnings Enhancement-Extra as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the Beneficiary Earnings Enhancement, Beneficiary Earnings Enhancement-Extra, or any other optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.


10.ADDITIONAL FEATURES

Systematic Payout Option


You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:


(1) is up to 10% (annually) of your premium (less partial surrenders deemed to be from premium); and


(2)  is any gains in the policy.


This amount may be taken free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit


Family Income Protector

The feature formerly known as the Family Income Protector is now known as the Managed Annuity Program. See the details below. Please note that if you upgrade your minimum annuitization value under the Family Income Protector, you will receive the Managed Annuity Program.


Managed Annuity Program


The optional "Managed Annuity Program" assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option. The Managed Annuity Program also guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains (if any) of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are age 91 or older (earlier, if required by state law). You also have the option to upgrade your minimum income base.


You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.


Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:


..  the minimum income base on the rider date; plus


..  any subsequent premium payments; minus


..  any subsequent surrenders;


.. all of which are accumulated at the annual growth rate from the date of each transaction; minus


..  any premium taxes.


The annual growth rate is 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any other annuity payment options.


The Managed Annuity Program payment options are:


..  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.


.. Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.


NOTE CAREFULLY:


IF:


.. You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and


..  The annuitant dies before the due date of the second (third, fourth, etc.)
   annuity payment;


THEN:


..  We will make only one (two, three, etc.) annuity payments.


IF:


.. You annuitize using the Managed Annuity Program before the 10th rider anniversary;


THEN:


..  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.


Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age.


NOTE CAREFULLY: An annuity factor age adjustment results in all payments being lower than if an annuity factor age adjustment was not used, and the difference can be substantial.


See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:



  Number
    of
  Years
  Since
   the         Age Adjustment:
  Rider        Number of Years
   Date    Subtracted from Your Age
-----------------------------------
  0-1                 10
-----------------------------------
  1-2                 9
-----------------------------------
  2-3                 8
-----------------------------------
  3-4                 7
-----------------------------------
  4-5                 6
-----------------------------------
  5-6                 5
-----------------------------------
  6-7                 4
-----------------------------------
  7-8                 3
-----------------------------------
  8-9                 2
-----------------------------------
  9-10                1
-----------------------------------
  (more than) 10      0


Managed Annuity Program Annuity Payments. The minimum income base is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% assumed investment return that is used with the regular annuity payment options), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program includes the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee also provides for a minimum payout level, and it uses actuarial criteria (such as a 5.0 % assumed investment return) that provide for higher payment levels for a given adjusted policy value than the Managed Annuity Program. You should carefully consider these factors, since electing annuity payments under the Managed Annuity Program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.


In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.


Minimum Income Base Upgrade. You can upgrade your minimum income base to the policy value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.


If you upgrade:


.. the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;


..  the new fees, thresholds and factors may be higher (or lower) than before;
   and


..  the new annual growth rate may be lower (or higher) than before.


Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base at the time you elect the upgrade.


Conditions of Exercise of the Managed Annuity Program. You can only annuitize using the Managed Annuity Program within the 30 days after a policy anniversary after the Managed Annuity Program is elected. You cannot, however, annuitize using the Managed Annuity Program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.


NOTE CAREFULLY:


.. If you annuitize at any time other than indicated above, you cannot use the Managed Annuity Program.


.. If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."


Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.


During the first policy year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.


Managed Annuity Program Fee. A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.


The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum income base. We may change this threshold in the future.


Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.


Termination. The Managed Annuity Program will terminate upon the earliest of the following:


.. the date we receive written notice from you requesting termination of the Managed Annuity Program (you may not terminate the rider before the first rider anniversary);


.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the Managed Annuity Program);


..  upgrade of the minimum income base (although a new rider will be issued);


..  termination of your policy; or


.. 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).


The Managed Annuity Program may vary by state and may not be available in all states.


For policies sold in Minnesota and New Jersey, certain provisions differ from the above description. Minnesota and New Jersey residents should see the separate supplement describing this feature for their state.


Beneficiary Earnings Enhancement

The optional "Beneficiary Earnings Enhancement" pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The Beneficiary Earnings Enhancement is available for issue ages through age 80.


Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:


..  the Beneficiary Earnings Enhancement factor (see below); multiplied by


..  the rider earnings on the date the death benefit is calculated.


Rider earnings equal:
..   the policy death benefit; minus
..   policy value on the rider date; minus
..   premium payments after the rider date; plus
..   surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.


If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.


The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.


For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.


Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.


Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse has the following options:


.. Continue the policy and receive a one-time policy value increase equal to the Beneficiary

   Earnings Enhancement. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as he or she is under the age of 81; however, it would only cover gains from the time of such election going forward; or


.. Continue the policy without the one-time policy value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the Beneficiary Earnings Enhancement based on gains since the rider was issued, not just since the time of the first death. If the rider is terminated prior to this death, no Beneficiary Earnings Enhancement is payable.


Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefits (because there are no rider earnings).


Termination. The rider will remain in effect until:
.. you cancel it by notifying our service center in writing, .. the policy is annuitized or surrendered, or

.. the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.


Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.


The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.


The Beneficiary Earnings Enhancement may vary by state and may not be available in all states.


Beneficiary Earnings Enhancement--Extra


The optional Beneficiary Earnings Enhancement--Extra pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement--Extra is available for issue ages through age 75.


Additional Death Benefit Amount. The additional death benefit is only payable if you elected the rider at least five years prior to the death triggering the payment of the policy death benefit, and a death benefit is payable under the policy. If a death benefit is payable before the end of the fifth year, all rider fees paid since the rider date will be refunded. After the fifth year, the additional death benefit is equal to:


.. initial death benefit option 40% for issues ages through age 70 and 25% for ages 71-75) multiplied by the sum of:


..  future growth (see below); and


.. the initial death benefit option (see below) multiplied by the policy death benefit on the rider date, minus surrenders after the rider date that exceed future growth on the date of surrender.


The initial death benefit option, either 50% or 75%, is selected by you at the time you elect this rider. If an additional death benefit is payable, the 75% initial death benefit option will generally provide a larger additional death benefit amount than the 50% initial death benefit option. Please note that you pay a higher fee for the 75% initial death benefit option than for the 50% initial death benefit option


Future growth equals:


..  the policy death benefit payable; minus


..  the death benefit on the rider date; minus


..  premium payments after the rider date; plus


.. surrenders after the rider date that exceed the future growth on the date of the surrender.


No benefit is payable under the Beneficiary Earnings Enhancement--Extra if the policy death benefit payable is less than one minus the initial death benefit option, multiplied by the death benefit at the time the rider was added (adjusted for surrenders after the rider date). In other words, no additional death benefit is generally payable if:


.. For the 75% initial death benefit option--the policy death benefit payable is less than 25% of the adjusted policy death benefit at the time the rider was added; or


.. For the 50% initial death benefit option--the policy death benefit payable is less than 50% of the adjusted policy death benefit at the time the rider was added.


For purposes of computing taxable gains, both the death benefit payable under the policy and the additional death benefit will be considered.


Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional death benefit.


Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and additional death benefit, they will receive a one-time policy value increase equal to the additional death benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as they are under the age of 76.


Rider Fee. A rider fee, 0.50% of the policy value for the 50% initial death benefit option and 0.60% of the policy value for the 75% initial death benefit option, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.


Termination. The rider will remain in effect until:


..  you cancel it by notifying our service center in writing,


..  the policy is annuitized or surrendered, or


.. the additional death benefit is paid or added to the policy value under a spousal continuation.


Once terminated, the Beneficiary Earnings Enhancement--Extra may not be re-elected for one year.


The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.


The Beneficiary Earnings Enhancement--Extra may vary by state and may not be available in all states


Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender, under certain circumstances, because you or your spouse has been:

.. confined in a hospital or nursing facility for 30 days in a row; or .. diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.


This benefit may vary by state and may not be available in all states.


Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

.. employed full time for at least two years prior to becoming unemployed; and .. employed full time on the policy date; and .. unemployed for at least 60 days in a row at the time of surrender;

..  must have a minimum cash value at the time of surrender of $5,000; and


..  you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase). There is no charge for this benefit.


This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

This benefit may vary by state and may not be available in all states.


Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

..  you select the "Telephone Transfer/Reallocation Authorization" box in the
   policy application or enrollment information; or .. you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.


Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program


During the accumulation phase, you may instruct us to automatically transfer money (portions of policy value) from certain investment options into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging.


Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the Dollar Cost Averaging program during all economic conditions.


There are two Dollar Cost Averaging programs available under your policy:
Traditional and Special.


Traditional Dollar Cost Averaging. During the accumulation phase, you may instruct us to automatically transfer money from the Traditional Dollar Cost Averaging fixed account option, or the money market subaccount, into one or more variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers will begin as soon as the program is started.


NOTE CAREFULLY:

.. If you attempt to begin a Traditional Dollar Cost Averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain where it is at until the minimum amount is reached or you transfer the funds out.


.. If you specify the number of transfers, up to two additional transfers may be necessary to complete a Traditional Dollar Cost Averaging program.


Special Dollar Cost Averaging. During the accumulation phase, you may elect to allocate premium payments to either the six or twelve month Special Dollar Cost Averaging accounts of the fixed account. Amounts will then be transferred from the Special Dollar Cost Averaging account to the variable subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.


Dollar Cost Averaging Program Premium Payments. If you elect Dollar Cost Averaging and have multiple sources funding your policy, the Dollar Cost Averaging program will begin with the first money received. As the money from the other sources is received, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the Dollar Cost Averaging program has ended, a new Dollar Cost Averaging program will start when we receive the money (assuming it meets the minimum Dollar Cost Averaging requirements).


If you make additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not.


If additional premium is received after a Dollar Cost Averaging program is completed, absent new instructions to the contrary:


.. a new Dollar Cost Averaging program will be started using the previous instructions; or


.. if the additional premium does not meet the minimum requirements to start a new Dollar Cost Averaging program, then the additional premium will be allocated as identified in the previous Dollar Cost Averaging program.


NOTE CAREFULLY:

..  If we do not receive all necessary information to begin a Special Dollar
   Cost Averaging program within 30 days of allocating premium to the program, that premium will be transferred to the Traditional Dollar Cost Averaging fixed account.


If you discontinue a Dollar Cost Averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.


There is no charge for this benefit.


The Dollar Cost Averaging Program may vary by state and may not be available in all states. See the policy for availability of the fixed account options.


Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.


11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy anytime during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.


Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia, and Guam.


All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account called the Retirement Builder Variable Annuity Account under the laws of the State of Iowa on March 29, 1996. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.


The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains, and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.


The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.


Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying fund portfolios' prospectuses for more details.


Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.


Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.
(NASD).


Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:
..  the administrative charge;
..  the surrender charge;
..  the mortality and expense risk fee;

.. revenues, if any, that we receive from the underlying fund portfolios or their managers; and

.. investment earnings on amounts allocated under policies to the fixed account.

Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states except New York, and in certain possessions and territories.


IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

 Glossary of Terms


 The Policy--General Provisions


 Certain Federal Income Tax Consequences


 Investment Experience


 Managed Annuity Program--Additional Information


 Beneficiary Earnings Enhancement--Additional Information


 Beneficiary Earnings Enhancement--Extra Additional Information


 Historical Performance Data


 Published Ratings


 State Regulation of Transamerica


 Administration


 Records and Reports


 Distribution of the Policies


 Voting Rights


 Other Products


 Custody of Assets


 Legal Matters


 Independent Auditors


 Other Information


 Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)


                                   Accumulation                    Number of
                                    Unit Value     Accumulation   Accumulation
                                  at Beginning of   Unit Value      Units at
                                       Year       at End of Year  End of Year
-------------------------------------------------------------------------------
  Fidelity--VIP Asset Manager
   Subaccount--Initial Class
   2001.........................     $1.405666      $1.329447     5,041,068.700
   2000.........................     $1.483581      $1.405666     5,340,992.513
   1999.........................     $1.354149      $1.483581     4,898,492.947
   1998.........................     $1.193482      $1.354149     3,561,799.239
   1997(/1/)....................     $1.000000      $1.193482     1,048,640.321
-------------------------------------------------------------------------------
  Fidelity--VIP Asset Manager:
   Growth Subaccount--
   Initial Class
   2001.........................     $1.407684      $1.285531     3,417,882.081
   2000.........................     $1.630703      $1.407684     3,625,319.660
   1999.........................     $1.434634      $1.630703     2,713,217.130
   1998.........................     $1.237304      $1.434634     2,011,876.137
   1997(/1/)....................     $1.000000      $1.237304       937,197.160
-------------------------------------------------------------------------------
  Fidelity--VIP III Balanced
   Subaccount--Initial Class
   2001.........................     $1.293312      $1.255227     6,510,517.625
   2000.........................     $1.370279      $1.293312     6,898,132.075
   1999.........................     $1.329025      $1.370279     6,434,001.920
   1998.........................     $1.145544      $1.329025     3,032,873.614
   1997(/1/)....................     $1.000000      $1.145544       280,038.882
-------------------------------------------------------------------------------
  Fidelity--VIP II Contrafund(R)
   Subaccount--Initial Class
   2001.........................     $1.789484      $1.548551    10,719,316.427
   2000.........................     $1.943178      $1.789484    11,207,451.101
   1999.........................     $1.585759      $1.943178     8,952,339.715
   1998.........................     $1.237079      $1.585759     5,025,033.251
   1997(/1/)....................     $1.000000      $1.237079     1,948,498.226
-------------------------------------------------------------------------------
  Fidelity--VIP Equity-Income
   Subaccount--Initial Class
   2001.........................     $1.570816      $1.472235    10,219,696.434
   2000.........................     $1.469045      $1.570816    10,072,752.294
   1999.........................     $1.400941      $1.469045    10,707,066.298
   1998.........................     $1.272579      $1.400941     7,455,271.936
   1997(/1/)....................     $1.000000      $1.272579     2,325,232.286
-------------------------------------------------------------------------------
  Fidelity--VIP Growth
   Subaccount--Initial Class
   2001.........................     $2.013640      $1.635182    11,974,300.583
   2000.........................     $2.293625      $2.013640    13,115,324.670
   1999.........................     $1.692203      $2.293625     9,247,629.984
   1998.........................     $1.230106      $1.692203     4,143,718.939
   1997(/1/)....................     $1.000000      $1.230106     1,450,130.335
-------------------------------------------------------------------------------
  Fidelity--VIP III Growth &
   Income Subaccount--Initial
   Class
   2001.........................     $1.617164      $1.455209     8,749,895.980
   2000.........................     $1.701273      $1.617164     9,338,398.107
   1999.........................     $1.580209      $1.701273     8,516,426.400
   1998.........................     $1.236456      $1.580209     4,746,215.367
   1997(/2/)....................     $1.000000      $1.236456       479,129.254

   5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                 Accumulation                    Number of
                                  Unit Value     Accumulation   Accumulation
                                at Beginning of   Unit Value      Units at
                                     Year       at End of Year  End of Year
-----------------------------------------------------------------------------
  Fidelity--VIP III Growth
   Opportunities Subaccount--
   Initial Class
   2001........................    $1.269068      $1.070965     6,183,898.712
   2000........................    $1.551609      $1.269068     6,540,759.704
   1999........................    $1.508883      $1.551609     5,869,614.476
   1998........................    $1.227778      $1.508883     2,898,237.147
   1997(/2/)...................    $1.000000      $1.227778       791,157.687
-----------------------------------------------------------------------------
  Fidelity--VIP High Income
   Subaccount--Initial Class
   2001........................    $0.895076      $0.779089     4,249,125.021
   2000........................    $1.170692      $0.895076     4,579,217.377
   1999........................    $1.097571      $1.170692     4,482,422.581
   1998........................    $1.163294      $1.097571     3,341,320.094
   1997(/1/)...................    $1.000000      $1.163294       713,496.095
-----------------------------------------------------------------------------
  Fidelity--VIP II Index 500
   Subaccount--Initial Class
   2001........................    $1.770093      $1.534273    19,942,522.198
   2000........................    $1.978931      $1.770093    21,428,567.811
   1999........................    $1.665101      $1.978931    18,039,827.853
   1998........................    $1.315713      $1.665101     9,688,729.936
   1997(/1/)...................    $1.000000      $1.315713     3,420,336.530
-----------------------------------------------------------------------------
  Fidelity--VIP Investment
   Grade Bond Subaccount--
   Initial Class
   2001........................    $1.240959      $1.327309     9,261,458.714
   2000........................    $1.131353      $1.240959     7,755,743.004
   1999........................    $1.159355      $1.131353     8,338,500.843
   1998........................    $1.080052      $1.159355     4,223,443.679
   1997(/1/)...................    $1.000000      $1.080052     1,020,909.375
-----------------------------------------------------------------------------
  Fidelity--VIP III Mid Cap
   Subaccount--Initial Class
   2001........................    $1.778353      $1.697360     3,333,083.932
   2000........................    $1.348563      $1.778353     3,308,453.720
   1999(/3/)...................    $1.000000      $1.348563       362,572.170
-----------------------------------------------------------------------------
  Fidelity--VIP Money Market
   Subaccount--Initial Class
   2001........................    $1.176728      $1.209046     5,845,246.178
   2000........................    $1.122247      $1.176728     4,166,483.471
   1999........................    $1.081944      $1.122247     3,595,011.090
   1998........................    $1.040117      $1.081944     2,988,629.347
   1997(/2/)...................    $1.000000      $1.040117     1,504,396.531
-----------------------------------------------------------------------------
  Fidelity--VIP Overseas
   Subaccount--Initial Class
   2001........................    $1.386786      $1.078043     4,233,702.927
   2000........................    $1.738346      $1.386786     4,302,275.458
   1999........................    $1.235851      $1.738346     2,678,314.067
   1998........................    $1.111441      $1.235851     1,721,436.380
   1997(/1/)...................    $1.000000      $1.111441       702,293.009

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)


                                 Accumulation Accumulation   Number of
                                  Unit Value   Unit Value   Accumulation
                                 at Beginning      at         Units at
                                   of Year    End of Year   End of Year
-------------------------------------------------------------------------
  Fidelity--VIP Asset Manager
   Subaccount--Initial Class
   2001.........................  $1.413994    $1.339329    4,722,609.372
   2000.........................  $1.490174    $1.413994    5,308,237.081
   1999.........................  $1.358156    $1.490174    5,000,398.493
   1998.........................  $1.195229    $1.358156    3,008,465.716
   1997(/1/)....................  $1.000000    $1.195229      713,379.802
-------------------------------------------------------------------------
  Fidelity--VIP Asset Manager:
   Growth Subaccount--
   Initial Class
   2001.........................  $1.415992    $1.295039    2,781,015.922
   2000.........................  $1.637912    $1.415992    3,020,309.938
   1999.........................  $1.438856    $1.637912    2,517,202.713
   1998.........................  $1.239118    $1.438856    1,655,971.767
   1997(/1/)....................  $1.000000    $1.239118      465,131.055
-------------------------------------------------------------------------
  Fidelity--VIP Balanced
   Subaccount--Initial Class
   2001.........................  $1.300348    $1.263934    6,017,947.455
   2000.........................  $1.375701    $1.300348    6,416,430.153
   1999.........................  $1.332300    $1.375701    6,318,466.775
   1998.........................  $1.146670    $1.332300    3,111,696.936
   1997(/2/)....................  $1.000000    $1.146670      184,894.892
-------------------------------------------------------------------------
  Fidelity--VIP Contrafund(R)
   Subaccount--Initial Class
   2001.........................  $1.800102    $1.560061    8,981,095.406
   2000.........................  $1.951816    $1.800102    8,989,997.080
   1999.........................  $1.590458    $1.951816    6,635,336.504
   1998.........................  $1.238907    $1.590458    3,910,309.755
   1997(/1/)....................  $1.000000    $1.238907    1,157,189.672
-------------------------------------------------------------------------
  Fidelity--VIP Equity-Income
   Subaccount--Initial Class
   2001.........................  $1.580150    $1.483185    8,443,911.515
   2000.........................  $1.475588    $1.580150    8,605,897.184
   1999.........................  $1.405087    $1.475588    8,812,337.781
   1998.........................  $1.274458    $1.405087    6,154,860.923
   1997(/1/)....................  $1.000000    $1.274458    1,955,419.658
-------------------------------------------------------------------------
  Fidelity--VIP Growth
   Subaccount--Initial Class
   2001.........................  $2.025607    $1.647356   10,159,983.357
   2000.........................  $2.303843    $2.025607   10,543,852.737
   1999.........................  $1.697223    $2.303843    7,259,072.666
   1998.........................  $1.231921    $1.697223    3,459,954.944
   1997(/1/)....................  $1.000000    $1.231921    1,653,392.152
-------------------------------------------------------------------------
  Fidelity--VIP Growth & Income
   Subaccount--Initial Class
   2001.........................  $1.625951    $1.465299    7,537,739.799
   2000.........................  $1.708000    $1.625951    7,912,482.012
   1999.........................  $1.584114    $1.708000    7,210,251.573
   1998.........................  $1.237676    $1.584114    3,639,176.416
   1997(/2/)....................  $1.000000    $1.237676      295,288.778
-------------------------------------------------------------------------
  Fidelity--VIP Growth
   Opportunities Subaccount--
   Initial Class
   2001.........................  $1.275971    $1.078387    4,917,968.249
   2000.........................  $1.557744    $1.275971    5,335,472.097
   1999.........................  $1.512606    $1.557744    4,816,401.648
   1998.........................  $1.228996    $1.512606    2,924,155.413
   1997(/2/)....................  $1.000000    $1.228996      856,473.567

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.25%)


                              continued . . .



                                    Accumulation Accumulation    Number of
                                     Unit Value   Unit Value    Accumulation
                                    at Beginning      at          Units at
                                      of Year    End of Year    End of Year
------------------------------------------------------------------------------
  Fidelity--VIP High Income
   Subaccount--Initial Class
   2001............................  $0.900394    $0.784885   4,999,165.554000
   2000............................  $1.175901    $0.900394      5,420,833.879
   1999............................  $1.100826    $1.175901      5,698,937.906
   1998............................  $1.165012    $1.100826      3,973,865.276
   1997(/1/).......................  $1.000000    $1.165012        790,218.659
------------------------------------------------------------------------------
  Fidelity--VIP Index 500
   Subaccount--Initial Class
   2001............................  $1.780575    $1.545659     19,868,220.903
   2000............................  $1.987714    $1.780575     21,349,167.227
   1999............................  $1.670024    $1.987714     16,867,472.950
   1998............................  $1.317652    $1.670024      8,270,753.106
   1997(/1/).......................  $1.000000    $1.317652      2,083,207.545
------------------------------------------------------------------------------
  Fidelity--VIP Investment Grade
   Bond Subaccount--Initial Class
   2001............................  $1.248322    $1.337179      9,974,917.440
   2000............................  $1.136386    $1.248322      8,533,039.399
   1999............................  $1.162796    $1.136386      8,979,062.305
   1998............................  $1.081642    $1.162796      4,681,970.439
   1997(/1/).......................  $1.000000    $1.081642        894,679.948
------------------------------------------------------------------------------
  Fidelity--VIP Mid Cap
   Subaccount--Initial Class
   2001............................  $1.782724    $1.704075      3,927,742.834
   2000............................  $1.349887    $1.782724      3,534,619.070
   1999(/3/).......................  $1.000000    $1.349887        104,783.145
------------------------------------------------------------------------------
  Fidelity--VIP Money Market
   Subaccount--Initial Class
   2001............................  $1.183694    $1.218009       4,970,328.09
   2000............................  $1.127218    $1.183694      2,683,654.852
   1999............................  $1.085122    $1.127218      3,006,556.098
   1998............................  $1.041652    $1.085122      1,952,491.941
   1997(/1/).......................  $1.000000    $1.041652      1,538,095.590
------------------------------------------------------------------------------
  Fidelity--VIP Overseas
   Subaccount--Initial Class
   2001............................  $1.395031    $1.086066      3,152,387.214
   2000............................  $1.746083    $1.395031      3,212,324.875
   1999............................  $1.239514    $1.746083      1,581,467.826
   1998............................  $1.113081    $1.239514      1,077,780.755
   1997(/1/).......................  $1.000000    $1.113081        560,955.405

 (/1/)Period from January 2, 1997 through December 31, 1997.
 (/2/)Period from May 1, 1997 through December 31, 1997.
 (/3/)Period from May 3, 1999 through December 31, 1999.

 The Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, and Moderately Aggressive Asset Allocation subaccounts had not commenced operations as of December 31, 2001, therefore, comparable data is not available.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

Fidelity--VIP Money Market Subaccount. The yield of the Fidelity--VIP Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Fidelity--VIP Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2001, and for the one and five year periods ended December 31, 2001 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                    TABLE 1
                     Standard Average Annual Total Returns

    (Assuming A Surrender Charge and No Managed Annuity Program, Beneficiary
     Earnings Enhancement, or Beneficiary Earnings Enhancement-Extra)

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                      Inception
                                    1 Year   5 Year    of the
                                    Ended    Ended   Subaccount    Subaccount
  Subaccount                       12/31/01 12/31/01 to 12/31/01 Inception Date
--------------------------------------------------------------------------------
  Aggressive Asset Allocation....    N/A      N/A        N/A       May 1, 2002
  Conservative Asset Allocation..    N/A      N/A        N/A       May 1, 2002
  Moderate Asset Allocation......    N/A      N/A        N/A       May 1, 2002
  Moderately Aggressive Asset
   Allocation....................    N/A      N/A        N/A       May 1, 2002
  Fidelity--VIP Asset Manager--
   Initial Class.................  (10.33%)   N/A       5.72%    January 2, 1997
  Fidelity--VIP Asset Manager:
   Growth--Initial Class.........  (13.62%)   N/A       5.00%    January 2, 1997
  Fidelity--VIP Balanced--Initial
   Class.........................  (7.82%)    N/A       4.81%      May 1, 1997
  Fidelity--VIP Contrafund(R)--
   Initial Class.................  (18.47%)   N/A       9.04%    January 2, 1997
  Fidelity--VIP Equity-Income--
   Initial Class.................  (11.19%)   N/A       7.93%    January 2, 1997
  Fidelity--VIP Growth--Initial
   Class.........................  (23.86%)   N/A      10.25%    January 2, 1997
  Fidelity--VIP Growth & Income--
   Initial Class.................  (14.98%)   N/A       8.24%      May 1, 1997
  Fidelity--VIP Growth
   Opportunities--Initial Class..  (20.64%)   N/A       1.25%      May 1, 1997
  Fidelity--VIP High Income--
   Initial Class.................  (17.95%)   N/A      (5.21%)   January 2, 1997
  Fidelity--VIP Index 500--
   Initial Class.................  (18.32%)   N/A       8.84%    January 2, 1997
  Fidelity--VIP Investment Grade
   Bond--Initial Class...........   2.20%     N/A       5.68%    January 2, 1997
  Fidelity--VIP Mid Cap--Initial
   Class.........................  (9.45%)    N/A      21.12%      May 3, 1999
  Fidelity--VIP Overseas--Initial
   Class.........................  (27.37%)   N/A       1.30%    January 2, 1997

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

--------------------------------------------------------------------------------
                                                      Inception
                                    1 Year   5 Year    of the
                                    Ended    Ended   Subaccount    Subaccount
  Subaccount                       12/31/01 12/31/01 to 12/31/01 Inception Date
--------------------------------------------------------------------------------
  Aggressive Asset Allocation....    N/A      N/A        N/A       May 1, 2002
  Conservative Asset Allocation..    N/A      N/A        N/A       May 1, 2002
  Moderate Asset Allocation......    N/A      N/A        N/A       May 1, 2002
  Moderately Aggressive Asset
   Allocation....................    N/A      N/A        N/A       May 1, 2002
  Fidelity--VIP Asset Manager--
   Initial Class.................  (10.18%)   N/A       5.88%    January 2, 1997
  Fidelity--VIP Asset Manager:
   Growth--Initial Class.........  (13.48%)   N/A       5.15%    January 2, 1997
  Fidelity--VIP Balanced--Initial
   Class.........................  (7.67%)    N/A       4.97%      May 1, 1997
  Fidelity--VIP Contrafund(R)--
   Initial Class.................  (18.33%)   N/A       9.21%    January 2, 1997
  Fidelity--VIP Equity-Income--
   Initial Class.................  (11.05%)   N/A       8.09%    January 2, 1997
  Fidelity--VIP Growth--Initial
   Class.........................  (23.74%)   N/A      10.42%    January 2, 1997
  Fidelity--VIP Growth & Income--
   Initial Class.................  (14.84%)   N/A       8.40%      May 1, 1997
  Fidelity--VIP Growth
   Opportunities--Initial Class..  (20.51%)   N/A       1.40%      May 1, 1997
  Fidelity--VIP High Income--
   Initial Class.................  (17.82%)   N/A      (5.07%)   January 2, 1997
  Fidelity--VIP Index 500--
   Initial Class.................  (18.19%)   N/A       9.00%    January 2, 1997
  Fidelity--VIP Investment Grade
   Bond--Initial Class...........   2.36%     N/A       5.84%    January 2, 1997
  Fidelity--VIP Overseas--Initial
   Class.........................  (27.25%)   N/A       1.45%    January 2, 1997
  Fidelity--VIP Mid Cap--Initial
   Class.........................  (9.30%)    N/A      21.30%      May 3, 1999

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the charge for any optional rider.

                                    TABLE 2
                   Non-Standard Average Annual Total Returns

  (Assuming No Surrender Charge, Managed Annuity Program, Beneficiary Earnings
          Enhancement, or Beneficiary Earnings Enhancement-Extra)

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                      Inception
                                    1 Year   5 Year    of the
                                    Ended    Ended   Subaccount    Subaccount
  Subaccount                       12/31/01 12/31/01 to 12/31/01 Inception Date
--------------------------------------------------------------------------------
  Aggressive Asset Allocation....    N/A      N/A        N/A       May 1, 2002
  Conservative Asset Allocation..    N/A      N/A        N/A       May 1, 2002
  Moderate Asset Allocation......    N/A      N/A        N/A       May 1, 2002
  Moderately Aggressive Asset
   Allocation....................    N/A      N/A        N/A       May 1, 2002
  Fidelity--VIP Asset Manager--
   Initial Class.................  (5.42%)    N/A       5.86%    January 2, 1997
  Fidelity--VIP Asset Manager:
   Growth--Initial Class.........  (8.68%)    N/A       5.15%    January 2, 1997
  Fidelity--VIP Balanced--Initial
   Class.........................  (2.94%)    N/A       4.99%      May 1, 1997
  Fidelity--VIP Contrafund (R)--
   Initial Class.................  (13.46%)   N/A       9.15%    January 2, 1997
  Fidelity--VIP Equity-Income--
   Initial Class.................  (6.28%)    N/A       8.05%    January 2, 1997
  Fidelity--VIP Growth--Initial
   Class.........................  (18.79%)   N/A      10.34%    January 2, 1997
  Fidelity--VIP Growth & Income--
   Initial Class.................  (10.01%)   N/A       8.36%      May 1, 1997
  Fidelity--VIP Growth
   Opportunities--Initial Class..  (15.61%)   N/A       1.48%      May 1, 1997
  Fidelity--VIP High Income--
   Initial Class.................  (12.96%)   N/A      (4.87%)   January 2, 1997
  Fidelity--VIP Index 500--
   Initial Class.................  (13.32%)   N/A       8.94%    January 2, 1997
  Fidelity--VIP Investment Grade
   Bond--Initial Class...........   6.96%     N/A       5.83%    January 2, 1997
  Fidelity--VIP Mid Cap--Initial
   Class.........................  (4.55%)    N/A      21.95%      May 3, 1999
  Fidelity--VIP Overseas--Initial
   Class.........................  (22.26%)   N/A       1.52%    January 2, 1997
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
--------------------------------------------------------------------------------
                                                      Inception
                                    1 Year   5 Year    of the
                                    Ended    Ended   Subaccount    Subaccount
  Subaccount                       12/31/01 12/31/01 to 12/31/01 Inception Date
--------------------------------------------------------------------------------
  Aggressive Asset Allocation....    N/A      N/A        N/A       May 1, 2002
  Conservative Asset Allocation..    N/A      N/A        N/A       May 1, 2002
  Moderate Asset Allocation......    N/A      N/A        N/A       May 1, 2002
  Moderately Aggressive Asset
   Allocation....................    N/A      N/A        N/A       May 1, 2002
  Fidelity--VIP Asset Manager--
   Initial Class.................  (10.18%)  5.91%      8.48%    January 2, 1997
  Fidelity--VIP Asset Manager:
   Growth--Initial Class.........  (13.48%)  5.20%      9.24%    January 2, 1997
  Fidelity--VIP Balanced--Initial
   Class.........................  (7.67%)   5.83%      7.15%      May 1, 1997
  Fidelity--VIP Contrafund (R)--
   Initial Class.................  (18.33%)  9.04%     14.29%    January 2, 1997
  Fidelity--VIP Equity-Income--
   Initial Class.................  (11.05%)  8.01%     10.56%    January 2, 1997
  Fidelity--VIP Growth--Initial
   Class.........................  (23.74%)  10.24%    12.22%    January 2, 1997
  Fidelity--VIP Growth & Income--
   Initial Class.................  (14.84%)  8.49%      8.49%      May 1, 1997
  Fidelity--VIP Growth
   Opportunities--Initial Class..  (20.51%)  2.37%      8.04%      May 1, 1997
  Fidelity--VIP High Income--
   Initial Class.................  (17.82%) (4.82%)     5.60%    January 2, 1997
  Fidelity--VIP Index 500--
   Initial Class.................  (18.19%)  8.96%     11.99%    January 2, 1997
  Fidelity--VIP Investment Grade
   Bond--Initial Class...........   2.36%    5.86%      6.45%    January 2, 1997
  Fidelity--VIP Mid Cap--Initial
   Class.........................  (9.30%)    N/A      23.86%      May 3, 1999
  Fidelity--VIP Overseas--Initial
   Class.........................  (27.25%)  1.42%      4.78%    January 2, 1997

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Table 4 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Also, the tables below do not reflect the charge for any optional riders.

The following information is also based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 2001, were as follows:


                                  TABLE 3

      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)

          (Assuming No Surrender Charge, Managed Annuity Program,


                     Beneficiary Earnings Enhancement,


                or Beneficiary Earnings Enhancement--Extra)

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                                Corresponding
                                                   10 Year        Portfolio
  Portfolio                      1 Year  5 Year  or Inception   Inception Date
--------------------------------------------------------------------------------
  Aggressive Asset Allocation.    N/A      N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation.................    N/A      N/A       N/A         May 1, 2002
  Moderate Asset Allocation...    N/A      N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation.................    N/A      N/A       N/A         May 1, 2002
  Fidelity--VIP Asset
   Manager--Initial Class.....  (5.42%)   5.80%     8.36%     September 6, 1989
  Fidelity--VIP Asset Manager:
   Growth--Initial Class......  (8.68%)   5.09%     9.11%      January 3, 1995
  Fidelity--VIP Balanced--
   Initial Class..............  (2.94%)   5.72%     7.03%      January 3, 1995
  Fidelity--VIP
   Contrafund(R)--Initial
   Class......................  (13.46%)  8.91%     14.16%     January 3, 1995
  Fidelity--VIP Equity-
   Income--Initial Class......  (6.28%)   7.89%     10.43%     October 9, 1986
  Fidelity--VIP Growth--
   Initial Class..............  (18.79%) 10.11%     12.09%     October 9, 1986
  Fidelity--VIP Growth &
   Income--Initial Class......  (10.01%)  8.37%     8.37%     December 31, 1996
  Fidelity--VIP Growth
   Opportunities--Initial
   Class......................  (15.61%)  2.25%     7.92%      January 3, 1995
  Fidelity--VIP High Income--
   Initial Class..............  (12.96%) (4.92%)    5.49%     September 19, 1985
  Fidelity--VIP Index 500--
   Initial Class..............  (13.32%)  8.84%     11.87%     August 27, 1992
  Fidelity--VIP Investment
   Grade Bond--Initial Class..   6.96%    5.74%     6.33%      December 5, 1988
  Fidelity--VIP Mid Cap--
   Initial Class..............  (4.55%)    N/A      23.92%    December 28, 1998
  Fidelity--VIP Overseas--
   Initial Class..............  (22.26%)  1.31%     4.66%      January 28, 1987
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
--------------------------------------------------------------------------------
                                                                Corresponding
                                                   10 Year        Portfolio
  Portfolio                      1 Year  5 Year  or Inception   Inception Date
--------------------------------------------------------------------------------
  Aggressive Asset Allocation.    N/A      N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation.................    N/A      N/A       N/A         May 1, 2002
  Moderate Asset Allocation...    N/A      N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation.................    N/A      N/A       N/A         May 1, 2002
  Fidelity--VIP Asset
   Manager--Initial Class.....  (5.28%)   5.95%     8.52%     September 6, 1989
  Fidelity--VIP Asset Manager:
   Growth--Initial Class......  (8.54%)   5.24%     9.28%      January 3, 1995
  Fidelity--VIP Balanced--
   Initial Class..............  (2.80%)   5.87%     7.19%      January 3, 1995
  Fidelity--VIP
   Contrafund(R)--Initial
   Class......................  (13.33%)  9.08%     14.33%     January 3, 1995
  Fidelity--VIP Equity-
   Income--Initial Class......  (6.14%)   8.05%     10.60%     October 9, 1986
  Fidelity--VIP Growth--
   Initial Class..............  (18.67%) 10.28%     12.26%     October 9, 1986
  Fidelity--VIP Growth &
   Income--Initial Class......  (9.88%)   8.53%     8.53%     December 31, 1996
  Fidelity--VIP Growth
   Opportunities--Initial
   Class......................  (15.48%)  2.41%     8.08%      January 3, 1995
  Fidelity--VIP High Income--
   Initial Class..............  (12.83%) (4.78%)    5.64%     September 19, 1985
  Fidelity--VIP Index 500--
   Initial Class..............  (13.19%)  9.00%     12.03%     August 27, 1992
  Fidelity--VIP Investment
   Grade Bond--Initial Class..   7.12%    5.90%     6.49%      December 5, 1988
  Fidelity--VIP Mid Cap--
   Initial Class..............  (4.41%)    N/A      24.10%    December 28, 1998
  Fidelity--VIP Overseas--
   Initial Class..............  (22.15%)  1.46%     4.82%      January 28, 1987

+  Ten Year Date

                                  TABLE 4


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


   (Assuming a Surrender Charge, and no Managed Annuity Program, Beneficiary
     Earnings Enhancement, or Beneficiary Earnings Enhancement--Extra)


   5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


--------------------------------------------------------------------------------
                                                                Corresponding
                                                   10 Year        Portfolio
  Portfolio                      1 Year  5 Year  or Inception   Inception Date
--------------------------------------------------------------------------------
  Aggressive Asset Allocation.    N/A      N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation.................    N/A      N/A       N/A         May 1, 2002
  Moderate Asset Allocation...    N/A      N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation.................    N/A      N/A       N/A         May 1, 2002
  Fidelity--VIP Asset
   Manager--Initial Class.....  (10.33%)  5.76%     7.70%+    September 6, 1989
  Fidelity--VIP Asset Manager:
   Growth--Initial Class......  (13.62%)  5.05%     9.07%      January 3, 1995
  Fidelity--VIP Balanced--
   Initial Class..............  (7.82%)   5.68%     6.99%      January 3, 1995
  Fidelity--VIP
   Contrafund(R)--Initial
   Class......................  (18.47%)  8.87%     14.12%     January 3, 1995
  Fidelity--VIP Equity-
   Income--Initial Class......  (11.19%)  7.85%    12.00%+     October 9, 1986
  Fidelity--VIP Growth--
   Initial Class..............  (23.86%) 10.07%    11.79%+     October 9, 1986
  Fidelity--VIP Growth &
   Income--Initial Class......  (14.98%)  8.33%     8.33%     December 31, 1996
  Fidelity--VIP Growth
   Opportunities--Initial
   Class......................  (20.64%)  2.21%     7.88%      January 3, 1995
  Fidelity--VIP High Income--
   Initial Class..............  (17.95%) (4.96%)    3.79%+    September 19, 1985
  Fidelity--VIP Index 500--
   Initial Class..............  (18.32%)  8.80%     11.83%     August 27, 1992
  Fidelity--VIP Investment
   Grade Bond--Initial Class..   2.20%    5.70%     5.41%+     December 5, 1988
  Fidelity--VIP Mid Cap--
   Initial Class..............  (9.45%)    N/A      23.67%    December 28, 1998
  Fidelity--VIP Overseas--
   Initial Class..............  (27.37%)  1.27%     4.38%+     January 28, 1987
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
--------------------------------------------------------------------------------
                                                                Corresponding
                                                   10 Year        Portfolio
  Portfolio                      1 Year  5 Year  or Inception   Inception Date
--------------------------------------------------------------------------------
  Aggressive Asset Allocation.    N/A      N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation.................    N/A      N/A       N/A         May 1, 2002
  Moderate Asset Allocation...    N/A      N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation.................    N/A      N/A       N/A         May 1, 2002
  Fidelity--VIP Asset
   Manager--Initial Class.....  (10.18%)  5.91%     7.86%+    September 6, 1989
  Fidelity--VIP Asset Manager:
   Growth--Initial Class......  (13.48%)  5.20%     9.24%      January 3, 1995
  Fidelity--VIP Balanced--
   Initial Class..............  (7.67%)   5.83%     7.15%      January 3, 1995
  Fidelity--VIP
   Contrafund(R)--Initial
   Class......................  (18.33%)  9.04%     14.29%     January 3, 1995
  Fidelity--VIP Equity-
   Income--Initial Class......  (11.05%)  8.01%    12.17%+     October 9, 1986
  Fidelity--VIP Growth--
   Initial Class..............  (23.74%) 10.24%    11.96%+     October 9, 1986
  Fidelity--VIP Growth &
   Income--Initial Class......  (14.84%)  8.49%     8.49%     December 31, 1996
  Fidelity--VIP Growth
   Opportunities--Initial
   Class......................  (20.51%)  2.37%     8.04%      January 3, 1995
  Fidelity--VIP High Income--
   Initial Class..............  (17.82%) (4.82%)    3.94%+    September 19, 1985
  Fidelity--VIP Index 500--
   Initial Class..............  (18.19%)  8.96%     11.99%     August 27, 1992
  Fidelity--VIP Investment
   Grade Bond--Initial Class..   2.36%    5.86%     5.57%+     December 5, 1988
  Fidelity--VIP Mid Cap--
   Initial Class..............  (9.30%)    N/A      23.86%    December 28, 1998
  Fidelity--VIP Overseas--
   Initial Class..............  (27.25%)  1.42%     4.54%+     January 28, 1987


+  Ten Year Date


(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

                           RETIREMENT INCOME BUILDER
                                VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                          Supplement Dated May 1, 2002
                                     to the
                          Prospectus dated May 1, 2002

                               FOR MINNESOTA ONLY

For Minnesota policies, the optional Family Income Protector is as described in this supplement and not as described in the prospectus. This feature is known as the Managed Annuity Program in the prospectus.

Family Income Protector

The optional "Family Income Protector" assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Family Income Protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Family Income Protector will not be issued if you are 85 years old or older.

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:
..  the policy value on the date the rider is issued; plus
..  any additional premium payments; minus
..  an adjustment for any surrenders made after the date the rider is issued;
..  the result of which is accumulated at the annual growth rate written on page one of the rider; minus
..  any premium taxes.

The annual growth rate is 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the Family Income Protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The Family Income Protector payment options are:

..  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
.. Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:
IF:
..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..  The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Family Income Protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Family Income Protector should be regarded as a safety net. The costs of annuitizing under the Family Income Protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:
.. the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
.. the new fees, thresholds and factors may be higher (or lower) than before; .. the new annual growth rate may be lower (or higher) than before; and .. you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the Family Income Protector within the 30 days after the tenth or later policy anniversary after the Family Income Protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. You cannot, however, annuitize using the Family Income Protector after the policy anniversary after your 94th birthday. For your convenience, we will put the first and last date to annuitize using the Family Income Protector on page one of the rider.

NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the Family Income Protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Rider Fee. A rider fee, 0.35% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Family Income Protector, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:
.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Family Income Protector);
..  upgrade of the minimum annuitization value (although a new rider will be issued);
..  termination of your policy; or
..  30 days after the policy anniversary after your 94th birthday.

                         RETIREMENT INCOME BUILDER


                             VARIABLE ANNUITY


                                   Issued by

                    TRANSAMERICA LIFE INSURANCE COMPANY


                       Supplement Dated May 1, 2002

                                     to the

                       Prospectus dated May 1, 2002


                              NEW JERSEY ONLY


For New Jersey policies, the optional Managed Annuity Program is as described in this supplement and not as described in the prospectus.


Managed Annuity Program


The optional "Managed Annuity Program" can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are 85 years old or older.


You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).


Minimum Annuitization Value. If the Managed Annuity Program is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the Managed Annuity Program is added after the first policy year, the minimum annuitization value on the rider date is the policy value.


After the rider date, the minimum annuitization value is:


..  the minimum annuitization value on the rider date; plus

..  any additional premium payments; minus
..  an adjustment for any withdrawals made after the rider date;
.. the result of which is accumulated at the annual growth rate; minus .. any premium taxes.

Please note that if you annuitize using the Managed Annuity Program on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.


The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the Managed Annuity Program, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.


The minimum annuitization value may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any of the other annuity payment options listed in the prospectus. The Managed Annuity Program payment options are:

..  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
.. Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:


IF:


.. You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and


.. The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;


THEN:


..  We will make only one (two, three, etc.) annuity payments.


Please note that if you annuitize using the Managed Annuity Program before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.


Minimum Annuitization Value Adjustment. If you annuitize under the Managed Annuity Program on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:

..  the policy value on the date you annuitize; plus

.. the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus

.. the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:

.. you annuitize on a rider anniversary; or .. your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:


Number
  of
Years
Since
 the        Age Adjustment:
Rider       Number of Years
 Date   Subtracted from Your Age
--------------------------------
 0-1               10
--------------------------------
 1-2               9
--------------------------------
 2-3               8
--------------------------------
 3-4               7
--------------------------------
 4-5               6
--------------------------------
 5-6               5
--------------------------------
 6-7               4
--------------------------------
 7-8               3
--------------------------------
 8-9               2
--------------------------------
 9-10              1
--------------------------------
 (more than) 10    0

The minimum annuitization value is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.


In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.


If you upgrade:
..  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and .. the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.


Conditions of Exercise of the Managed Annuity Program. You can annuitize using the Managed Annuity Program at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.


NOTE CAREFULLY:

.. If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."

.. If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

.. If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.


Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.


During the first rider year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.


Managed Annuity Program Fee. A rider fee, currently 0.45% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.


The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.


Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program.


Termination. The Managed Annuity Program will terminate upon the earliest of the following:


.. the date we receive written notice from you requesting termination of the Managed Annuity Program;


.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Managed Annuity Program);


.. upgrade of the minimum annuitization value (although a new rider will be issued);

..  termination of your policy; or
.. 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                       STATEMENT OF ADDITIONAL INFORMATION

                            RETIREMENT INCOME BUILDER
                                VARIABLE ANNUITY

                                 Issued through

                   RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                                   Offered by
                       TRANSAMERICA LIFE INSURANCE COMPANY

                            4333 Edgewood Road, N.E.
                          Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Retirement Income Builder Variable Annuity offered by Transamerica Life Insurance Company ("Transamerica"). You may obtain a copy of the prospectus dated May 1, 2002, by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.


This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and for the underlying fund portfolios.

Dated:   May 1, 2002

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GLOSSARY OF TERMS .......................................................... 3
THE POLICY--GENERAL PROVISIONS ............................................. 5
     Owner ................................................................. 5
     Entire Policy ......................................................... 5
     Misstatement of Age or Sex ............................................ 5
     Addition, Deletion, or Substitution of Investments .................... 6
     Excess Interest Adjustment ............................................ 6
     Reallocation of Annuity Units After the Annuity Commencement Date .....10
     Annuity Payment Options ...............................................10
     Death Benefit .........................................................11
     Death of Owner ........................................................13
     Assignment ............................................................13
     Evidence of Survival ..................................................14
     Non-Participating .....................................................14
     Amendments ............................................................14
     Employee and Agent Purchases ..........................................14
     Present Value of Future Variable Payments .............................14
     Stabilized Payments ...................................................14
CERTAIN FEDERAL INCOME TAX CONSEQUENCES ....................................15
     Tax Status of the Policy ..............................................15
     Taxation of Transamerica ..............................................19
INVESTMENT EXPERIENCE ......................................................19
     Accumulation Units ....................................................19
     Annuity Unit Value and Annuity Payment Rates ..........................20
MANAGED ANNUITY PROGRAM--ADDITIONAL INFORMATION ............................22
BENEFICIARY EARNINGS ENHANCEMENT--ADDITIONAL INFORMATION ...................24
BENEFICIARY EARNINGS ENHANCEMENT-EXTRA - ADDITIONAL INFORMATION ............25
HISTORICAL PERFORMANCE DATA ................................................26
     Money Market Yields ...................................................26
     Other Subaccount Yields ...............................................27
     Total Returns .........................................................28
     Other Performance Data ................................................28
     Adjusted Historical Performance Data ..................................29
PUBLISHED RATINGS ..........................................................29
STATE REGULATION OF TRANSAMERICA ...........................................29
ADMINISTRATION .............................................................29
RECORDS AND REPORTS ........................................................29
DISTRIBUTION OF THE POLICIES ...............................................30
VOTING RIGHTS ..............................................................30
OTHER PRODUCTS .............................................................30
CUSTODY OF ASSETS ..........................................................31
LEGAL MATTERS ..............................................................31
INDEPENDENT AUDITORS .......................................................31
OTHER INFORMATION ..........................................................31
FINANCIAL STATEMENTS .......................................................31

                                GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office--Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code--The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment ("EIA")--A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or amounts applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.


Excess Partial Surrender (EPW)--The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy--A policy other than a qualified policy.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

..    premium payments; minus
..    partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
..    interest credited in the fixed account; plus or minus
..    accumulated gains or losses in the separate account; minus
..    service charges, premium taxes, rider fees and transfer fees, if any.

Policy Year--A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--The Retirement Income Builder Variable Annuity division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, (the "1940 Act"), as amended, to which premium payments under the policies may be allocated.


Service Charge--There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--The applicable contingent deferred sales charge, assessed on certain full or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)--Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a successor owner, the owner's estate
--------------
will become the new owner if the owner predeceases the annuitant. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no successor owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner's death, or payments must be made for a period certain or for the new owner's lifetime so long as any period certain does not exceed that new owner's life expectancy, if the first payment begins within one year of your death.


Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary.

The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.


Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and/or to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Fidelity - VIP Money Market portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.


In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to the guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate (currently 3% per year). This is referred to as the excess interest adjustment floor. The formula which will be used to determine the excess interest adjustment is:

                                S*(G -C)* (M/12)


S  = Gross amount being surrendered that is subject to the excess interest adjustment
G  = Guaranteed Interest Rate applicable to S.
C = Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than "M". If this policy form or such a guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M  = Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
*  = multiplication
/\ = exponentiation

                                  Example 1 (Full Surrender, rates increase by 3%):

-------------------------------------------------------------------------------------------------------------------
Single premium:                                             $50,000
-------------------------------------------------------------------------------------------------------------------
Guarantee period:                                           5 Years
-------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                             5.50% per annum
-------------------------------------------------------------------------------------------------------------------
Full surrender:                                             middle of contract year 3
-------------------------------------------------------------------------------------------------------------------
Policy value at middle of contract year 3                   = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------
Surrender charge free amount at middle of                   = 57,161.18* .30 = 17,148.35
Policy year 3
-------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount at middle of policy  = 57,161.18 -50,000 = 7,161.18 year 3
-------------------------------------------------------------------------------------------------------------------
Amount subject to excess interest adjustment                = 57,161.18 -7,161.18 = 50,000.00
-------------------------------------------------------------------------------------------------------------------
Excess interest adjustment floor                            = 50,000* (1.03) /\ 2.5 = 53,834.80
-------------------------------------------------------------------------------------------------------------------
Excess interest adjustment
-------------------------------------------------------------------------------------------------------------------
G = .055
-------------------------------------------------------------------------------------------------------------------
C = .085
-------------------------------------------------------------------------------------------------------------------
M = 30
-------------------------------------------------------------------------------------------------------------------
Excess interest adjustment                                  = S* (G -C)* (M/12)
-------------------------------------------------------------------------------------------------------------------
                                                            = 50,000.00* (.055 -.085)* (30/12)
-------------------------------------------------------------------------------------------------------------------
                                                            = -3,750.00, but excess interest adjustment
                                                            cannot cause the adjusted policy value to fall
                                                             below the excess interest adjustment floor, so the
                                                            adjustment is limited to 53,834.80 -57,161.18 =
                                                            -3,326.38
-------------------------------------------------------------------------------------------------------------------
Adjusted policy value                                       = policy value + excess interest adjustment
                                                            = 57,161.18 -3,326.38 = 53,834.80
-------------------------------------------------------------------------------------------------------------------
Surrender charge                                            = (50,000 -17,148.35)* .06 = 1,971.10
-------------------------------------------------------------------------------------------------------------------
Cash value at middle of policy year 3                       = policy value + excess interest adjustment -
                                                            surrender charge
-------------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 -3,326.38 -1,971.10
-------------------------------------------------------------------------------------------------------------------
                                                            = 51,863.70
-------------------------------------------------------------------------------------------------------------------

                                   Example 2 (Full Surrender, rates decrease by 1%):

-------------------------------------------------------------------------------------------------------------------
Single premium:                                             $50,000
-------------------------------------------------------------------------------------------------------------------
Guarantee period:                                           5 Years
-------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                             5.50% per annum
-------------------------------------------------------------------------------------------------------------------
Full surrender:                                             middle of contract year 3
-------------------------------------------------------------------------------------------------------------------
Policy value at middle of                                   = 50,000* (1.055) /\ 2.5 = 57,161.18
Policy year 3
-------------------------------------------------------------------------------------------------------------------
Surrender charge free amount at middle of policy            = 57,161.18* .30 = 17,148.35
year 3
-------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount at middle of policy  = 57,161.18 -50,000 = 7,161.18 year 3
-------------------------------------------------------------------------------------------------------------------
Amount subject to excess interest adjustment                = 57,161.18 -7,161.18 = 50,000.00
-------------------------------------------------------------------------------------------------------------------
Excess interest adjustment floor                            = 50,000* (1.03) /\ 2.5 = 53,834.80
-------------------------------------------------------------------------------------------------------------------
Excess interest adjustment
-------------------------------------------------------------------------------------------------------------------
G = .055
-------------------------------------------------------------------------------------------------------------------
C = .045
-------------------------------------------------------------------------------------------------------------------
M = 30
-------------------------------------------------------------------------------------------------------------------
Excess interest adjustment                                  = S* (G -C)* (M/12)
-------------------------------------------------------------------------------------------------------------------
                                                            = 50,000* (.055 -.045)* (30/12)
-------------------------------------------------------------------------------------------------------------------
                                                            = 1,250.00
-------------------------------------------------------------------------------------------------------------------
Adjusted policy value                                       = policy value + excess interest adjustment
-------------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 + 1,250.00 = 58,411.18
-------------------------------------------------------------------------------------------------------------------
Surrender charge                                            = (50,000 -17,148.35)* .06 = 1,971.10
-------------------------------------------------------------------------------------------------------------------
Cash value at middle of policy year 3                       = policy value + excess interest adjustment -
                                                            surrender charge
-------------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 + 1,250 -1,971.10
-------------------------------------------------------------------------------------------------------------------
                                                            = 56,440.08
-------------------------------------------------------------------------------------------------------------------

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Surrender charge--Free surrenders will reduce the policy value by the amount surrendered. Amounts surrendered in excess of the surrender charge--Free amount will reduce the policy value by an amount equal to:


                                   X - Y + Z

X = excess partial surrender = requested surrender less surrender charge--free amount
A = amount of partial surrender which is subject to excess interest adjustment = requested surrender--excess interest adjustment--free amount, where excess interest adjustment--free amount = cumulative interest credited at time of, but prior to, surrender.
Y = excess interest adjustment = (A)*(G -C)*(M/12) where G, C, and M are defined above, with "A" substituted for "S" in the definition of G and M.
Z = surrender charge on X minus Y.

                                   Example 3 (Partial Surrender, rates increase by 1%):

-------------------------------------------------------------------------------------------------------------------
Single premium:                                             $50,000
-------------------------------------------------------------------------------------------------------------------
Guarantee period:                                           5 Years
-------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                             5.50% per annum
-------------------------------------------------------------------------------------------------------------------
Partial surrender:                                          $30,000; middle of contract year 3
-------------------------------------------------------------------------------------------------------------------
Policy value at middle of policy year 3                     = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------
Surrender charge free amount at middle of                   = 57,161.18* .30 = 17,148.35
policy year 3
-------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount at middle of policy  = 57,161.18 -50,000 = 7,161.18 year 3
-------------------------------------------------------------------------------------------------------------------
Excess interest adjustment/surrender charge
-------------------------------------------------------------------------------------------------------------------
X = 30,000 -17,148.35 = 12,851.65
-------------------------------------------------------------------------------------------------------------------
A = 30,000 -7,161.18 = 22,838.82
-------------------------------------------------------------------------------------------------------------------
G = .055
-------------------------------------------------------------------------------------------------------------------
C = .065
-------------------------------------------------------------------------------------------------------------------
M = 30
-------------------------------------------------------------------------------------------------------------------
Y = 22,838.82* (.055 - .065)* (30/12) = -570.97
-------------------------------------------------------------------------------------------------------------------
Z = .06* [12,851.65 - (-570.97)] = 805.36
-------------------------------------------------------------------------------------------------------------------
Reduction to policy value due to surrender charge--         = 17,148.35
free surrender
-------------------------------------------------------------------------------------------------------------------
Reduction to policy value due to excess surrender           = X - Y + Z
-------------------------------------------------------------------------------------------------------------------
                                                            = 12,851.65 - (-570.97) + 805.36
-------------------------------------------------------------------------------------------------------------------
                                                            = 14,227.98
-------------------------------------------------------------------------------------------------------------------
Policy value after surrender at middle of policy year 3     = 57,161.18 - [17,148.35 + 14,227.98]
-------------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 - [17,148.35 + 12,851.65
                                                            - (-570.97) + 805.36]
-------------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 - [30,000 - (-570.97) + 805.36]
-------------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 - 31,376.33 = 25,784.85
-------------------------------------------------------------------------------------------------------------------

                                 Example 4 (Partial Surrender, rates decrease by 1%):

-------------------------------------------------------------------------------------------------------------------
Single premium:                                             $50,000
-------------------------------------------------------------------------------------------------------------------
Guarantee period:                                           5 Years
-------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                             5.50% per annum
-------------------------------------------------------------------------------------------------------------------
Partial surrender:                                          $30,000; middle of contract year 3
-------------------------------------------------------------------------------------------------------------------
Policy value at middle of policy year 3                     = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------
Surrender charge free amount at middle of policy year 3     = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount at middle of policy  = 57,161.18 - 50,000 = 7,161.18 year 3
-------------------------------------------------------------------------------------------------------------------
Excess interest adjustment/surrender charge
-------------------------------------------------------------------------------------------------------------------
X = 30,000--17,148.35 = 12,851.65
-------------------------------------------------------------------------------------------------------------------
A = 30,000--7,161.18 = 22,838.82
-------------------------------------------------------------------------------------------------------------------
G = .055
-------------------------------------------------------------------------------------------------------------------
C = .045
-------------------------------------------------------------------------------------------------------------------
M = 30
-------------------------------------------------------------------------------------------------------------------
Y = 22,838.82* (.055--.045)* (30/12) = 570.97
-------------------------------------------------------------------------------------------------------------------
Z = .06* [12,851.65--(570.97)] = 736.84
-------------------------------------------------------------------------------------------------------------------
Reduction to policy value due to surrender charge--         = 17,148.35
Free surrender
-------------------------------------------------------------------------------------------------------------------
Reduction to policy value due to excess surrender           = X -Y + Z
-------------------------------------------------------------------------------------------------------------------
                                                            = 12,851.65 - 570.97 + 736.84
-------------------------------------------------------------------------------------------------------------------
                                                            = 13,017.52
-------------------------------------------------------------------------------------------------------------------
Policy value after surrender at middle of policy year 3     = 57,161.18 - [17,148.35 + 13,017.52]
-------------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 - [17,148.35 + 12,851.65 -570.97
                                                            + 736.84]
-------------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 - [30,000 /\(570.97) + 736.84]
-------------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 - 30,165.87 = 26,995.31
-------------------------------------------------------------------------------------------------------------------

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts of the separate account, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.


After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Managed Annuity Program. See the "Stablized Payments" section of this SAI.


During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with fixed (level) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.


A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity
-------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For regular annuity payments (i.e., payments that are not under the Managed Annuity Program) the tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.


Determination of the First Variable Payment. The amount of the first variable
--------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

        Annuity Commencement Date                        Adjusted Age
        -------------------------                        ------------
                2001-2010                             Actual Age minus 1
                2011-2020                             Actual Age minus 2
                2021-2030                             Actual Age minus 3
                2031-2040                             Actual Age minus 4
               After 2040                        As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Larger adjustments may be made for certain Managed Annuity Program annuity payments.


Determination of Additional Variable Payments. All variable annuity payments
----------------------------------------------
other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
---------------------------
is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is the sum of (1) and (2), where:

(1)  The surrender charge-free surrender amount taken; and

(2) The amount that an excess partial surrender (the portion of a surrender that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:
     (a) is the amount of the death benefit prior to the excess partial surrender; and
     (b)  is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

---------------------------------------------------------------------------------------------------------------------
                                                      EXAMPLE 1
                                             (Assumed Facts for Example)
---------------------------------------------------------------------------------------------------------------------
$75,000     current guaranteed minimum death benefit before surrender
---------------------------------------------------------------------------------------------------------------------
$50,000     current policy value before surrender
---------------------------------------------------------------------------------------------------------------------
$75,000     current death benefit (larger of policy value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------------------------
6%          current surrender charge percentage
---------------------------------------------------------------------------------------------------------------------
$15,000     requested surrender
---------------------------------------------------------------------------------------------------------------------
$10,000     surrender charge-free amount (assumes 20% cumulative free percentage is available)
---------------------------------------------------------------------------------------------------------------------
$5,000      excess partial surrender (amount subject to surrender charge)
---------------------------------------------------------------------------------------------------------------------
$100        excess interest adjustment--(assumes interest rates have decreased since initial guarantee)
---------------------------------------------------------------------------------------------------------------------
$294        surrender charge on (excess partial surrender less excess interest adjustment) = 0.06 * (5000in - 100)
---------------------------------------------------------------------------------------------------------------------
$5,194      reduction in policy value due to excess partial surrender = 5000 - 100 + 294
---------------------------------------------------------------------------------------------------------------------
$17,791     adjusted partial surrender = $10,000 + [$5,194 * (75,000/50,000)]
---------------------------------------------------------------------------------------------------------------------
$57,209     New guaranteed minimum death benefit (after surrender) = 75,000 - 17,791
---------------------------------------------------------------------------------------------------------------------
$34,806     New policy value (after surrender) = 50,000 - 10,000 - 5,194
---------------------------------------------------------------------------------------------------------------------

Summary:
Reduction in guaranteed minimum death benefit = $17,791
Reduction in policy value                     = $15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.


---------------------------------------------------------------------------------------------------------------------
                                                      EXAMPLE 2
                                             (Assumed Facts for Example)
---------------------------------------------------------------------------------------------------------------------
$50,000     current guaranteed minimum death benefit before surrender
---------------------------------------------------------------------------------------------------------------------
$75,000     current policy value before surrender
---------------------------------------------------------------------------------------------------------------------
$75,000     current death benefit (larger of policy value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------------------------
6%          current surrender charge percentage
---------------------------------------------------------------------------------------------------------------------
$15,000     requested surrender
---------------------------------------------------------------------------------------------------------------------
$11,250     surrender charge-free amount (assumes 15% cumulative free percentage is available)
---------------------------------------------------------------------------------------------------------------------
$3,750      excess partial surrender (amount subject to surrender charge)
---------------------------------------------------------------------------------------------------------------------
$-100       excess interest adjustment--(assumes interest rates have increased since initial guarantee)
---------------------------------------------------------------------------------------------------------------------
$  231      surrender charge on (excess partial surrender less excess interest adjustment) = 0.06 * [(3750 - (-100))]
---------------------------------------------------------------------------------------------------------------------
$4,081      reduction in policy value due to EPW=3750 - (-100) + 231 = 3750 + 100 + 231
---------------------------------------------------------------------------------------------------------------------
$15,331     Adjusted Partial Surrender = $11,250 + [$4,081 * (75,000/75,000)]
---------------------------------------------------------------------------------------------------------------------
$34,669     New guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
---------------------------------------------------------------------------------------------------------------------
$59,669     New policy value (after surrender) = 75,000 - 11,250 - 4,081
---------------------------------------------------------------------------------------------------------------------


Summary:
Reduction in guaranteed minimum death benefit = $15,331
Reduction in policy value                     = $15,331

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was an owner, the death benefit must
--------------------------
(1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See "Certain Federal Income Tax Consequences")

If an owner (who is not the annuitant) dies prior to the annuity commencement date, the adjusted policy value must be distributed within five years after the date of the deceased owner's death.


Beneficiary. The beneficiary designation in the application will remain in
------------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the Notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.


Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary; (2) the owner is not a natural person and the primary annuitant dies or is changed; or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.


Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.


Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.



----------------------------------------------------------------------------------------------------------------------
                            Hypothetical Changes in Annuity Units with Stabilized Payments*
----------------------------------------------------------------------------------------------------------------------
AIR                                           5.0%
----------------------------------------------------------------------------------------------------------------------
Life & 10 Year Certain
----------------------------------------------------------------------------------------------------------------------
Male aged 65
----------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
----------------------------------------------------------------------------------------------------------------------
                                                               Monthly                     Adjustments    Cumulative
                                 Beginning       Annuity       Payment        Monthly          in          Adjusted
                                  Annuity         Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
----------------------------------------------------------------------------------------------------------------------
At Issue:       January 1        400.0000       1.250000       $500.00        $500.00        0.0000        400.0000
----------------------------------------------------------------------------------------------------------------------
                February 1       400.0000       1.252005       $500.80        $500.00        0.0041        400.0041
----------------------------------------------------------------------------------------------------------------------
                March 1          400.0000       1.252915       $501.17        $500.00        0.0059        400.0100
----------------------------------------------------------------------------------------------------------------------
                April 1          400.0000       1.245595       $498.24        $500.00       (0.0089)       400.0011
----------------------------------------------------------------------------------------------------------------------
                May 1            400.0000       1.244616       $497.85        $500.00       (0.0108)       399.9903
----------------------------------------------------------------------------------------------------------------------
                June 1           400.0000       1.239469       $495.79        $500.00       (0.0212)       399.9691
----------------------------------------------------------------------------------------------------------------------
                July 1           400.0000       1.244217       $497.69        $500.00       (0.0115)       399.9576
----------------------------------------------------------------------------------------------------------------------
                August 1         400.0000       1.237483       $494.99        $500.00       (0.0249)       399.9327
----------------------------------------------------------------------------------------------------------------------
                September 1      400.0000       1.242382       $496.95        $500.00       (0.0150)       399.9177
----------------------------------------------------------------------------------------------------------------------
                October 1        400.0000       1.242382       $496.95        $500.00       (0.0149)       399.9027
----------------------------------------------------------------------------------------------------------------------
                November 1       400.0000       1.249210       $499.68        $500.00       (0.0016)       399.9012
----------------------------------------------------------------------------------------------------------------------
                December 1       400.0000       1.252106       $500.84        $500.00        0.0040        399.9052
----------------------------------------------------------------------------------------------------------------------
                January 1        399.9052       1.255106       $501.92        $501.92        0.0000        399.9052
----------------------------------------------------------------------------------------------------------------------


* Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order
-----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (ss.) 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company that require the portfolios to be operated in compliance with the Treasury regulations.


Owner Control. In certain circumstances, owners of variable annuity contracts
--------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. Several years ago, the Internal Revenue Service stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified policies
--------------------------
contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within five years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the designated beneficiary as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The non-qualified policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable
------------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, distribution of certain after-tax contributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirement may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types
-------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.


For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), or if the policy is a traditional individual retirement annuity, then distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual
--------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a successor owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year on behalf of any individual may not exceed the deductible amount specified in the Code ($3000 for 2002), except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 701/2; (v) an annuity payment option with a Period Certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and
(vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.


Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
------------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3000 for 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.


Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
---------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a)
-------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
----------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
--------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."


Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

                              INVESTMENT EXPERIENCE


A "Net Investment Factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.


An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
     (a) is the net result of:
          (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

          (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

          (3) a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;
     (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

     (c) is an amount representing the separate account charge and any optional benefit fees, if applicable.

              Illustration of Accumulation Unit Value Calculations Formula and Illustration for Determining the Net Investment Factor

 (Assume either the 5% Annually Compounding Death Benefit or the Annual Step-Up
  Death Benefit is in effect and no optional riders or benefits are elected.)



Investment Experience Factor = (A + B - C) - E
                               -----------
                                    D

     Where: A = The Net Asset Value of an underlying fund share as of the end of the current valuation period.
                Assume .............................................................................A = $11.57

            B = The per share amount of any dividend or capital gains distribution since the end of the
                Immediately preceding valuation period.
                Assume .............................................................................B =      0

            C = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                Assume .............................................................................C =      0

            D = The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
                Assume .............................................................................D = $11.40

            E = The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.40% on an annual basis.
                On a daily basis ................................................................= .0000380909

Then, the Investment Experience Factor = (11.57 + 0 - 0) - .0000380909 = Z = 1.0148741898
                                         --------------
                                              11.40

                          Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

     Where: A = The accumulation unit value for the immediately preceding valuation period.
                Assume ...................................................................................= $X

            B = The Net Investment Factor for the current valuation period.
                Assume ...................................................................................=  Y

Then, the accumulation unit value = $X * Y = $Z


Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

     (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
     (b) is the net investment factor for that subaccount for the valuation period; and
     (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
     (i) is the result of:
          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
          (3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.
     (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
     (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% (for the Return of Premium Death Benefit), or 1.40% (for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit) of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits, but 2.50% for FIP annuity payments.)

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.


               Illustration of Calculations for Annuity Unit Value
                          and Variable Annuity Payments
           Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C
     Where: A = Annuity unit value for the immediately preceding valuation period.
                Assume ...................................................................................= $X

            B = Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.*
                Assume ...................................................................................=  Y

            C = A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
                Assume ...................................................................................=  Z

     Then, the annuity unit value is:  $X * Y * Z = $Q

* For Managed Annuity Program payments, this will reflect not only the 1.25% mortality and expense risk fee and administrative charge, but also the 1.25% guaranteed payment fee.

                    Formula and Illustration for Determining
                Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         -----
                                        $1,000

     Where: A = The policy value as of the annuity commencement date.
                Assume ...................................................................................= $X

            B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
                Assume ...................................................................................= $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                    1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                          -
                          B
     Where: A = The dollar amount of the first monthly variable annuity payment.
                Assume ...................................................................................= $X

            B = The annuity unit value for the valuation date on which the first monthly payment is due.
                Assume ...................................................................................= $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

                MANAGED ANNUITY PROGRAM -- ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "Managed Annuity Program" for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:
..    there were no subsequent premium payments or surrenders;
..    there were no premium taxes;
..    the $100,000 premium is subject to the Managed Annuity Program;
..    the annuitant is (or both annuitants are) 60 years old when the rider is issued;
..    the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the Managed Annuity Program); and
..    there was no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No Period Certain                        Life 10 = Life Annuity with 10 Years Certain
------------------------------------------------------------------------------------------------------------------------------
Rider Anniversary at                           Male                            Female                  Joint & Survivor
Exercise Date
------------------------------------------------------------------------------------------------------------------------------
                                    Life Only         Life 10          Life Only        Life 10       Life Only     Life 10
------------------------------------------------------------------------------------------------------------------------------
          10 (age 70)                $ 1,112          $ 1,049            $1,035          $ 999          $ 876        $ 872
------------------------------------------------------------------------------------------------------------------------------
              15                       2,212            1,824             2,075          1,788          1,336        1,349
------------------------------------------------------------------------------------------------------------------------------
          20 (age 80)                  3,759            2,707             3,605          2,694          2,200        2,117
------------------------------------------------------------------------------------------------------------------------------


This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum income base as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of surrenders on the minimum income base are as follows:



-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 1
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base on last policy anniversary:                  $10,000
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base at time of distribution:                     $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        policy value at time of distribution:                            $15,000
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $500
-------------------------------------------------------------------------------------------------------------------------------
..        prior distribution in current policy year:                       None
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        maximum annual free amount:                                      $10,000 x 6% = $600
-------------------------------------------------------------------------------------------------------------------------------
..        policy value after distribution:                                 $15,000 - $500 = $14,500
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base after distribution (since the distribution   $10,500 - $500 = $10,000
         amount was less then the maximum annual adjustment free amount):
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 2
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base on last policy anniversary:                  $10,000
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base at time of distribution:                     $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        policy value at time of distribution:                            $15,000
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $1,500
-------------------------------------------------------------------------------------------------------------------------------
..        prior distribution in current policy year:                       $1,000
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        maximum annual free amount:                                      $0.0
-------------------------------------------------------------------------------------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-------------------------------------------------------------------------------------------------------------------------------
..        policy value after distribution:                                 $15,000 - $1,500 = $13,500
-------------------------------------------------------------------------------------------------------------------------------
         (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base after distribution:                          $10,500 - (10% x $10,500) = $9,450
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base on last policy anniversary:                  $10,000
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base at time of distribution:                     $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        policy value at time of distribution:                            $7,500
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $1,500
-------------------------------------------------------------------------------------------------------------------------------
..        prior distribution in current policy year:                       $1,000
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        maximum annual free amount:                                      $0.0
-------------------------------------------------------------------------------------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-------------------------------------------------------------------------------------------------------------------------------
..        policy value after distribution:                                 $7,500 - $1,500 = $6,000
-------------------------------------------------------------------------------------------------------------------------------
         (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base after distribution:                          $10,500 - (20% x $10,500) = $8,400
-------------------------------------------------------------------------------------------------------------------------------



The amount of the first payment provided by the Managed Annuity Program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the Managed Annuity Program. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the Managed Annuity Program payment option selected and is based on a guaranteed interest rate of 3% and the "2000 Table" using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). Subsequent payments will be calculated as described in the Managed Annuity Program using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

           BENEFICIARY EARNINGS ENHANCEMENT -- ADDITIONAL INFORMATION


The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount.

                                                     Example 1
-----------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                            $100,000
-----------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                       $25,000
-----------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                             $30,000
-----------------------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender (greatest of Policy Value, Cash Value, and GMDB)                        $150,000
-----------------------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date - Premiums paid after      $25,000
Rider Date = $150,000 - $100,000 - $25,000):
-----------------------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                       $5,000
-----------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation (greatest of PV, CV, or GMDB):          $200,000
-----------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - PV on Rider Date - Premiums since Rider Date + Surrenders since Rider    $80,000
Date that exceeded Rider Earnings at time of Surrender = $200,000 - $100,000 - $25,000 + $5,000):
-----------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40% * $80,000):      $32,000
-----------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount:                $232,000
-----------------------------------------------------------------------------------------------------------------------------
                                                     Example 2
-----------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                            $100,000
-----------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                       $0
-----------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                             $0
-----------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation (greatest of PV, CV, or GMDB):          $75,000
-----------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - PV on Rider Date - Premiums since Rider Date + Surrenders since Rider    $0
Date that exceeded Rider Earnings at time of Surrender = $75,000 - $100,000 - $0 + $0):
-----------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):            $0
-----------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount:                $75,000
-----------------------------------------------------------------------------------------------------------------------------



       BENEFICIARY EARNINGS ENHANCEMENT - EXTRA -- ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra is added to a new policy opened with $100,000 initial premium. The client is less than age 70 on the Rider Date. The client chose the 75% Initial Death Benefit Option with a Rider Fee of 0.60%. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Death Proceeds have grown to $130,000.

                                                       EXAMPLE
--------------------------------------------------------------------------------------------------------------------------
Death Proceeds on Rider Date (equals initial policy value since new policy)                             $100,000
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during first Rider Year                                                        $0
--------------------------------------------------------------------------------------------------------------------------
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $110,000)                    $660
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)                         $660
--------------------------------------------------------------------------------------------------------------------------
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $95,000)                    $570
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $660 + $570)           $1,230
--------------------------------------------------------------------------------------------------------------------------
Future Growth prior to premium payment in 3rd year (= Current Death Proceeds - Death Proceeds on        $15,000
Rider Date - Premiums paid after Rider Date + Withdrawal amounts that exceeded Future Growth prior to withdrawal = $115,000 - $100,000 - $0 + $0)
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= Initial Death Benefit Option * Death Proceeds on      $75,000
Rider Date - withdrawal amounts that exceeded Future Growth prior to withdrawal = 75% * $100,000 - $0)
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= Future Growth + Percentage of Initial Death Proceeds remaining = $15,000 +        $90,000
$75,000)
--------------------------------------------------------------------------------------------------------------------------
Future Growth after premium payment (= $140,000 (increased by premium) -$100,000 - $25,000 + $0)        $15,000
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (=75% * $100,000 - $0)                                   $75,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (=$15,000 + $75,000)                                                                 $90,000
--------------------------------------------------------------------------------------------------------------------------
Future Growth prior to withdrawal in 4th Rider Year (= $145,000 -  $100,000 - $25,000 + $0)             $20,000
--------------------------------------------------------------------------------------------------------------------------
Amount of Withdrawal that exceeds Future Growth prior to withdrawal (= maximum of 0 and $35,000 -       $15,000
$20,000)
--------------------------------------------------------------------------------------------------------------------------
Future Growth just after withdrawal in 4th Rider Year (= $110,000 (reduced by withdrawal ignoring       $0
any potential adjustments on a variable policy) - $100,000 - $25,000 + $15,000)
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining after withdrawal (= 75% * $100,000 - $15,000)            $60,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $0 + $60,000)                                                                     $60,000
--------------------------------------------------------------------------------------------------------------------------
Future Growth after 5 Years (= $130,000 -  $100,000 - $25,000 + $15,000)                                $20,000
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= 75% * $100,000 - $15,000)                             $60,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $20,000 + $60,000)                                                                $80,000
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 40% *  $80,000               $32,000
--------------------------------------------------------------------------------------------------------------------------
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $130,000 +       $162,000
$32,000)
--------------------------------------------------------------------------------------------------------------------------


                           HISTORICAL PERFORMANCE DATA


Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Fidelity - VIP Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS * ES)/UV) * (365/7)

Where:
NCS  = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES   = Per unit expenses of the subaccount for the 7-day period.
UV   = The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Fidelity - VIP Money Market Subaccount will be lower than the yield for the Fidelity - VIP Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Fidelity - VIP Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS  = The net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES   = Per unit expenses of the subaccount for the 7-day period.
UV   = The unit value on the first day of the 7-day period.

The yield on amounts held in the Fidelity - VIP Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fidelity - VIP Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity - VIP Money Market Portfolio, the types and quality of portfolio securities held by the Fidelity - VIP Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2001, the yield of the Fidelity
- VIP Money Market Subaccount was 0.77%, and the effective yield was 0.78% for the Return of Premium Death Benefit. For the seven days ended December 31, 2001, the yield of the Fidelity - VIP Money Market Subaccount was 0.63%, and the effective yield was 0.63% for the 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Fidelity - VIP Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                Yield = 2 * ((((NI - ES)/(U * UV)) + 1)/6/ -1)


Where:
NI   = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES   = Expenses of the subaccount for the 30-day period.
U    = The average number of units outstanding.
UV   = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.


Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount's underlying fund portfolios, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:


                              P (1 + T)/N/ = ERV

Where:
T    = The average annual total return net of subaccount recurring charges.
ERV  = The ending redeemable value of the hypothetical account at the end of the period.
P    = A hypothetical initial payment of $1,000.
N    = The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.


                               CTR = (ERV/P) -1

Where:
CTR  = The cumulative total return net of subaccount recurring charges for the period.
ERV  = The ending redeemable value of the hypothetical investment at the end of the period.
P    = A hypothetical initial payment of $1,000.


All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.



                                PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.


                        STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2001, 2000, and 1999 the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and/or the broker-dealers for their services related to the Retirement Income Builder Variable Annuity policies was $2,096,812.09, $8,473,159.24 and $9,517,500.00, respectively. No fees had been paid to any broker/dealers for their services prior to 1997. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of Transamerica) was the principal underwriter.


                                  VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolio's shares in its own right, it may elect to do so.


Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular Subaccount will be determined by dividing your policy value in the Subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.



Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

                                CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.


                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of certain subaccounts of the Retirement Builder Variable Annuity Account which are available for investment by Retirement Income Builder Variable Annuity contract owners, as of December 31, 2001 and for each of the two years in the period then ended, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.


                                OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of the Retirement Builder Variable Annuity Account which are available for investment by Retirement Income Builder contract owners are contained herein. The financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial Statements - Statutory Basis

Transamerica Life Insurance Company
(Formerly PFL Life Insurance Company)
Years Ended December 31, 2001, 2000, and 1999

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                     Financial Statements - Statutory Basis

                  Years Ended December 31, 2001, 2000, and 1999




                                    Contents

Report of Independent Auditors........................................................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis......................................................................   3
Statements of Operations - Statutory Basis............................................................   5
Statements of Changes in Capital and Surplus - Statutory Basis........................................   6
Statements of Cash Flow - Statutory Basis.............................................................   7
Notes to Financial Statements - Statutory Basis.......................................................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties....................................  40
Supplementary Insurance Information...................................................................  41
Reinsurance...........................................................................................  42

                         Report of Independent Auditors

The Board of Directors
Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (formerly known as PFL Life Insurance Company), an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2002

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                        Balance Sheets - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)


                                                                                  December 31
                                                                             2001             2000
                                                                       ----------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                                        $     193,296    $       98,224
   Bonds                                                                     12,891,333         7,009,825
   Stocks:
     Preferred                                                                   51,786            19,987
     Common (cost: 2001 - $91,042; 2000 - $75,141)                               93,367            84,736
     Mutual funds sponsored by affiliated entities (cost:
       2001 - $4,403; 2000 - $4,132)                                              3,947             3,781
     Affiliated entities (cost: 2001 - $10,167; 2000 - $2,153)                    1,018                 -
   Mortgage loans on real estate                                              2,063,388         1,585,896
   Real estate, at cost less accumulated depreciation (2001 -
     $14,304; 2000 - $12,641):
       Home office properties                                                     7,374             7,601
       Properties acquired in satisfaction of debt                               15,082            15,599
       Investment properties                                                     30,034            31,070
   Policy loans                                                                  59,034            57,571
   Net short-term notes receivable from affiliates                              140,000                 -
   Other invested assets                                                        413,500           218,340
                                                                       ----------------------------------
Total cash and invested assets                                               15,963,159         9,132,630

Premiums deferred and uncollected                                                13,860            14,235
Accrued investment income                                                       165,836            89,976
Receivable from affiliate                                                             -            92,235
Net deferred income tax asset                                                    33,961                 -
Other assets                                                                     34,261            19,359
Separate account assets                                                       5,304,781         4,519,029




                                                                       ----------------------------------
Total admitted assets                                                     $  21,515,858    $   13,867,464
                                                                       ==================================

                                                                                  December 31
                                                                            2001                 2000
                                                                     ------------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                $  2,251,299        $  2,109,505
     Annuity                                                                7,402,612           4,653,643
     Accident and health                                                      384,234             305,365
   Policy and contract claim reserves:
     Life                                                                      13,561              10,071
     Accident and health                                                       28,202              32,323
   Liabilities for deposit-type contracts                                   4,773,460           1,284,572
   Other policyholders' funds                                                   2,147               2,840
   Remittances and items not allocated                                        412,696             332,961
   Asset valuation reserve                                                     58,872             106,192
   Interest maintenance reserve                                                26,415              16,693
   Net short-term notes payable to affiliates                                       -               6,200
   Other liabilities                                                          131,216             101,705
   Provision for reinsurance in unauthorized companies                          1,605                 495
   Federal income taxes payable                                                32,064               3,288
   Funds held under reinsurance treaties with unauthorized
     reinsurers                                                                13,403                   -
   Transfers from separate accounts due or accrued                           (150,654)           (118,075)
   Payable for securities                                                     119,715              24,482
   Payable to affiliates                                                        6,694                   -
   Separate account liabilities                                             5,259,079           4,512,979
                                                                     ------------------------------------
Total liabilities                                                          20,766,620          13,385,239

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $10 par value, 500,000 shares authorized,
     223,500 and 266,000 issued and outstanding shares in
     2001 and 2000, respectively                                                2,235               2,660
   Preferred stock, $10 par value, 42,500 shares authorized, issued
     and outstanding in 2001                                                      425                   -
   Paid-in surplus                                                            534,282             254,282
   Unassigned surplus                                                         212,296             225,283
                                                                     ------------------------------------
Total capital and surplus                                                     749,238             482,225
                                                                     ------------------------------------
Total liabilities and capital and surplus                                $ 21,515,858        $ 13,867,464
                                                                     ====================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                   Statements of Operations - Statutory Basis
                             (Dollars in Thousands)


                                                                                       Year Ended December 31
                                                                               2001             2000             1999
                                                                           ----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
       Life                                                                 $   554,684       $   882,537     $   227,510
       Annuity                                                                4,118,905         3,223,121       1,413,049
       Accident and health                                                      150,586           152,293         160,570
   Net investment income                                                        825,953           527,313         437,549
   Amortization of interest maintenance reserve                                   3,503             3,867           7,588
   Commissions and expense allowances on reinsurance
     ceded                                                                      160,960            26,942          24,741
   Separate account fee income                                                   60,188            62,982          49,826
                                                                           ----------------------------------------------
                                                                              5,874,779         4,879,055       2,320,833
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                                      127,370           111,054         115,621
     Surrender benefits                                                       1,194,122         1,315,484       1,046,611
     Other benefits                                                             356,649           205,110         169,479
     Increase in aggregate reserves for policies and
       contracts:
         Life                                                                   141,397           556,724         195,606
         Annuity                                                              2,730,317           541,540         111,427
         Accident and health                                                     78,869            50,794          48,835
         Other                                                                        -             5,986          10,480
     Increase in liability for premium and other
       deposit funds                                                                  -         1,183,833               -
                                                                           ----------------------------------------------
                                                                              4,628,724         3,970,525       1,698,059
   Insurance expenses:
     Commissions                                                                290,622           196,101         167,146
     General insurance expenses                                                  81,737            58,019          54,191
     Taxes, licenses and fees                                                    15,934            26,740          12,382
     Net transfers to separate accounts                                         823,622           515,325         309,307
     Other expenses                                                              15,525               776             229
                                                                           ----------------------------------------------
                                                                              1,227,440           796,961         543,255
                                                                           ----------------------------------------------
                                                                              5,856,164         4,767,486       2,241,314
                                                                           ----------------------------------------------
Gain from operations before federal income tax expense
   and net realized capital gains (losses) on investments                        18,615           111,569          79,519
Federal income tax expense                                                       28,149            51,251          25,316
                                                                           ----------------------------------------------
Gain (loss) from operations before net realized capital
   gains (losses) on investments                                                 (9,534)           60,318          54,203

Netrealized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to (from) interest maintenance
   reserve)                                                                    (107,276)           (9,474)          6,365
                                                                           ----------------------------------------------
Net income (loss)                                                            $ (116,810)      $    50,844     $    60,568
                                                                           ==============================================

See accompanying notes.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in Thousands)

                                                                                                           Total
                                                            Common    Preferred  Paid-in    Unassigned    Capital
                                                             Stock      Stock    Surplus     Surplus    and Surplus
                                                          ----------------------------------------------------------
Balance at January 1, 1999                                    $2,660      $  -     $154,282  $205,586      $362,528
   Net income                                                      -         -            -    60,568        60,568
   Change in net unrealized capital gains/losses                   -         -            -   (20,217)      (20,217)
   Change in non-admitted assets                                   -         -            -      (980)         (980)
   Change in asset valuation reserve                               -         -            -   (11,605)      (11,605)
   Dividend to stockholder                                         -         -            -   (40,000)      (40,000)
   Tax benefit on stock options exercised                          -         -            -     1,305         1,305
   Change in surplus in separate accounts                          -         -            -       245           245
   Settlement of prior period tax returns and other
     tax-related adjustments                                       -         -            -     2,811         2,811
                                                          ----------------------------------------------------------
Balance at December 31, 1999                                   2,660         -      154,282   197,713       354,655
   Net income                                                      -         -            -    50,844        50,844
   Change in net unrealized capital gains/losses                   -         -            -   (19,784)      (19,784)
   Change in non-admitted assets                                   -         -            -    (1,210)       (1,210)
   Change in asset valuation reserve                               -         -            -    (2,999)       (2,999)
   Tax benefit on stock options exercised                          -         -            -     1,438         1,438
   Change in surplus in separate accounts                          -         -            -      (224)         (224)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -      (495)         (495)
   Capital contribution                                            -         -      100,000         -       100,000
                                                          ----------------------------------------------------------
Balance at December 31, 2000                                   2,660         -      254,282   225,283       482,225
   Net loss                                                        -         -            -  (116,810)     (116,810)
   Change in net unrealized capital gains/losses                   -         -            -   (10,700)      (10,700)
   Change in non-admitted assets                                   -         -            -   (51,381)      (51,381)
   Change in asset valuation reserve                               -         -            -    47,320        47,320
   Tax benefit on stock options exercised                          -         -            -       897           897
   Change in surplus in separate accounts                          -         -            -    (3,378)       (3,378)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -    (1,110)       (1,110)
   Change in net deferred income tax                               -         -            -    64,840        64,840
   Cumulative effect of changes in accounting principles           -         -            -    23,045        23,045
   Dividends to stockholder                                        -         -            -    (3,000)       (3,000)
   Exchange of common stock for preferred stock                 (425)      425            -         -             -
   Reinsurance transactions                                        -         -            -    37,290        37,290
   Capital contribution                                            -         -      280,000         -       280,000
                                                          ----------------------------------------------------------
Balance at December 31, 2001                                  $2,235      $425     $534,282  $212,296      $749,238
                                                          ==========================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)

                                                                     Year Ended December 31
                                                                 2001         2000             1999
                                                         ------------------------------------------------
Operating activities
Premiums and other considerations received, net of
   reinsurance                                              $  5,024,130 $  4,285,644     $  1,830,365
Net investment income received                                   763,113      508,646          441,737
Life and accident and health claims paid                        (125,561)    (114,001)        (124,178)
Surrender benefits and other fund withdrawals paid            (1,330,575)  (1,315,484)      (1,046,611)
Other benefits paid to policyholders                            (170,315)    (205,100)        (169,476)
Commissions, other expenses and other taxes                     (399,599)    (267,778)        (238,192)
Net transfers to separate accounts                              (797,040)    (477,575)        (280,923)
Federal income taxes received (paid)                               1,525      (45,190)         (24,709)
                                                         ------------------------------------------------
Net cash provided by operating activities                      2,965,678    2,369,162          388,013

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                  7,556,980    4,817,508        3,283,038
   Common stocks                                                  76,287       50,953           60,293
   Mortgage loans on real estate                                 178,704      129,336          158,739
   Real estate                                                     2,179        2,042           13,367
   Policy loans                                                        -        2,300              186
   Other                                                          38,584       14,366            6,133
                                                         ------------------------------------------------
                                                               7,852,734    5,016,505        3,521,756
Cost of investments acquired:
   Bonds and preferred stocks                                (13,496,958)  (6,989,279)      (3,398,158)
   Common stocks                                                (102,352)     (54,697)         (76,200)
   Mortgage loans on real estate                                (659,617)    (372,757)        (480,750)
   Real estate                                                         -         (149)          (7,568)
   Policy loans                                                   (1,463)           -                -
   Other                                                        (288,641)    (116,485)         (48,719)
                                                         ------------------------------------------------
                                                             (14,549,031)  (7,533,367)      (4,011,395)
                                                         ------------------------------------------------
Net cash used in investing activities                         (6,696,297)  (2,516,862)        (489,639)

Financing and miscellaneous activities
Other cash provided:
   Capital and surplus paid in                                   280,000      100,000                -
   Borrowed money                                                 (6,200)    (138,300)         135,079
   Deposits on deposit-type contracts                          4,406,794            -                -
   Other sources                                                 354,709      338,402           28,835
                                                         ------------------------------------------------
Total other cash provided                                      5,035,303      300,102          163,914
Other cash applied:
   Dividends to stockholder                                       (3,000)           -          (40,000)
   Withdrawals from deposit-type contracts                      (944,380)           -                -
   Other applications                                           (262,232)    (107,873)         (51,882)
                                                         ------------------------------------------------
Total other cash applied                                      (1,209,612)    (107,873)         (91,882)
                                                         ------------------------------------------------
Net cash provided by financing and miscellaneous
   activities                                                  3,825,691      192,229           72,032
                                                         ------------------------------------------------
Increase (decrease) in cash and short-term investments            95,072       44,529          (29,594)
Cash and short-term investments at beginning of year              98,224       53,695           83,289
                                                         ------------------------------------------------
Cash and short-term investments at end of year             $     193,296 $     98,224     $     53,695
                                                         ================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                 Notes to Financial Statements - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)

                                December 31, 2001


1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company), formerly PFL Life Insurance Company, is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to 2001, the Company was a wholly-owned subsidiary of First AUSA Life Insurance Company, a subsidiary of AEGON.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

   Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



   1. Organization and Summary of Significant Accounting Policies (continued)

   end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value. Stocks of affiliated companies are carried at equity in the underlying net

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $16,146, $6,584, and $530, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying assets and liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2001, the Company recognized capital losses in the amount of $20,125 related to replication transactions.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.75 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on bases of consistency with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



2. Accounting Changes (continued)

Accounting changes adopted to conform to the previsions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



4. Fair Values of Financial Instruments (continued)

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

   Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Net short-term receivable from/notes payable to affiliates: The fair values for short-term notes receivable from/payable to affiliates are assumed to equal their carrying amount.

   Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


4. Fair Values of Financial Instruments (continued)

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 133:

                                                                              December 31
                                                                  2001                            2000
                                                    -------------------------------  -----------------------------
                                                       Carrying                         Carrying
                                                        Amount         Fair Value        Amount       Fair Value
                                                    -------------------------------  -----------------------------
   Admitted assets
   Cash and short-term investments                   $     193,296   $     193,296    $     98,224   $     98,224
   Bonds                                                12,891,333      12,936,983       7,009,825      7,014,991
   Preferred stocks                                         51,786          49,549          19,987         18,214
   Common stocks                                            93,367          93,367          84,736         84,736
   Mutual funds sponsored by affiliated
     entities                                                1,018           1,018           3,781          3,781
   Mortgage loans on real estate                         2,063,388       2,117,378       1,585,896      1,628,936
   Policy loans                                             59,034          59,034          57,571         57,571
   Net short-term notes receivable from
     affiliates                                            140,000         140,000               -              -
   Interest rate caps                                        1,406               3           3,224             49
   Swaps                                                   (29,268)       (140,307)          3,875        (14,777)
   Separate account assets                               5,304,781       5,304,781       4,519,029      4,519,029

   Liabilities
   Investment contract liabilities                      12,176,072      12,109,052       5,937,734      5,848,592
   Separate account annuity liabilities                  4,172,376       4,102,548       4,070,462      3,986,122
   Net short-term notes payable to affiliates                    -               -           6,200          6,200

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

                                                                   Gross          Gross          Estimated
                                                 Carrying        Unrealized     Unrealized         Fair
                                                  Amount           Gains          Losses           Value
                                               -------------------------------------------------------------
   December 31, 2001
   Bonds:
     United States Government and agencies      $   116,098       $  1,806       $    889       $   117,015
     State, municipal, and other government         245,626         13,251         16,610           242,267
     Public utilities                               922,762         20,165         12,901           930,026
     Industrial and miscellaneous                 5,598,744        123,985         94,570         5,628,159
     Mortgage and other asset-backed
       securities                                 6,008,103         61,403         49,990         6,019,516
                                               -------------------------------------------------------------
                                                 12,891,333        220,610        174,960        12,936,983
   Preferred stocks                                  51,786            254          2,491            49,549
   Affiliated preferred stocks                          761              -              -               761
                                               -------------------------------------------------------------
                                                $12,943,880       $220,864       $177,451       $12,987,293
                                               =============================================================

   December 31, 2000
   Bonds:
     United States Government and agencies      $    88,108       $  1,121       $  1,044       $    88,185
     State, municipal, and other government         239,700          8,954          9,465           239,189
     Public utilities                               573,870          9,149          4,213           578,806
     Industrial and miscellaneous                 2,945,326         63,181         73,026         2,935,481
     Mortgage and other asset-backed
       securities                                 3,162,821         43,092         32,583         3,173,330
                                               --------------------------------------------------------------
                                                  7,009,825        125,497        120,331         7,014,991
   Preferred stocks                                  19,987             14          1,787            18,214
                                               --------------------------------------------------------------
                                                $ 7,029,812       $125,511       $122,118       $ 7,033,205
                                               ==============================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Carrying       Estimated
                                                      Amount        Fair Value
                                                   -----------------------------

   Due in one year or less                          $   331,362     $   333,479
   Due after one year through five years              2,231,644       2,267,763
   Due after five years through ten years             2,578,710       2,583,662
   Due after ten years                                1,741,514       1,732,563
                                                   -----------------------------
                                                      6,883,230       6,917,467
   Mortgage and other asset-backed securities         6,008,103       6,019,516
                                                   -----------------------------
                                                    $12,891,333     $12,936,983
                                                   =============================

A detail of net investment income is presented below:

                                                   Year Ended December 31
                                               2001         2000        1999
                                            -----------------------------------

   Interest on bonds and preferred stock     $684,756     $421,931    $347,639
   Dividends on equity investments              1,362          644         734
   Interest on mortgage loans                 147,811      111,356      92,325
   Rental income on real estate                 8,289        8,070       7,322
   Interest on policy loans                     4,269        4,248       4,141
   Other investment income                     16,058        4,549       7,978
                                            -----------------------------------
   Gross investment income                    862,545      550,798     460,139

   Less investment expenses                    36,592       23,485      22,590
                                            -----------------------------------
   Net investment income                     $825,953     $527,313    $437,549
                                            ===================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                 Year Ended December 31
                                           2001          2000           1999
                                       -----------------------------------------

   Proceeds                             $7,556,980    $4,817,508     $3,283,038
                                       =========================================

   Gross realized gains                 $   82,314    $   24,440     $   21,171
   Gross realized losses                  (123,094)      (55,422)       (32,259)
                                       -----------------------------------------
   Net realized losses                  $  (40,780)   $  (30,982)    $  (11,088)
                                       =========================================

Gross realized losses for the year ended December 31, 2001 include $86,275 which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2001, investments with an aggregate carrying value of $57,725 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

                                                                          Realized
                                                         ------------------------------------------
                                                                   Year Ended December 31
                                                             2001           2000           1999
                                                         ------------------------------------------
   Bonds                                                  $ (40,780)      $(30,982)      $(11,088)
   Equity securities                                          6,266          5,551         11,433
   Mortgage loans on real estate                                  -          2,659          4,661
   Real estate                                                  399            220            900
   Short-term investments                                       661              9         (1,407)
   Other invested assets                                    (40,788)        (7,690)           534
                                                         ------------------------------------------
                                                            (74,242)       (30,233)         5,033

   Tax effect                                                (8,658)         5,199         (5,535)
   Transfer from (to) interest maintenance reserve          (24,376)        15,560          6,867
                                                         ------------------------------------------
   Net realized gains (losses)                            $(107,276)      $ (9,474)      $  6,365
                                                         ==========================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
              (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

                                                  Change in Unrealized
                                          -------------------------------------
                                                 Year Ended December 31
                                             2001         2000         1999
                                          -------------------------------------

   Bonds                                   $ 15,112     $(20,789)    $(12,711)
   Preferred stocks                           3,437        4,462       (2,753)
   Common stocks                             (7,270)        (249)      (4,873)
   Affiliated entities                      (15,246)      (3,506)         893
   Mortgage loans on real estate               (834)         296         (147)
   Other invested assets                        712          183         (626)
   Real estate                                    -         (181)           -
   Derivative instruments                    (6,611)           -            -
                                          -------------------------------------
   Change in unrealized gains/losses       $(10,700)    $(19,784)    $(20,217)
                                          =====================================

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                               December 31
                                                             2001       2000
                                                          ---------------------

   Unrealized gains                                        $ 4,025    $11,387
   Unrealized losses                                        (1,700)    (1,792)
                                                          ---------------------
   Net unrealized gains                                    $(2,325)   $ 9,595
                                                          =====================

During 2001, the Company issued mortgage loans with interest rates ranging from 4.6% to 11.25%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 87%. Mortgage loans with a carrying value of $245 were non-income producing for the previous 180 days. Accrued interest of $160 related to these mortgage loans was excluded from investment income at December 31, 2001. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,991 and $18,139, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                            Property-Type Distribution
   --------------------------------------------------- ----------------------------------------------------
                                     December 31                                          December 31
                                   2001       2000                                      2001      2000
                                ----------------------                               ----------------------
   South Atlantic                    30%        26%    Office                            42%       40%
   Pacific                           28         22     Retail                            19        24
   E. North Central                  14         14     Industrial                        18        21
   Middle Atlantic                    9         12     Apartment                         16        10
   Mountain                           8         11     Other                              5         5
   W. South Central                   4          6
   W. North Central                   3          4
   New England                        3          3
   E. South Central                   1          2

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

The Company owns interest rate caps to hedge against a rising interest rate environment. The cash flows from the interest rate caps will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The caps are designed to hedge against a sharp rise in interest rates and in certain situations, the caps will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assets rises by a commensurate amount. The counterparties are required to provide quarterly financial statements for the Company's review. The market value of the contracts are monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                       Notional Amount
                                                                  --------------------------
                                                                      2001            2000
                                                                  --------------------------
   Derivative securities:
     Interest rate and currency swaps:
       Receive fixed - pay floating                                $2,235,687       $451,770
       Receive floating - pay fixed                                 2,283,912        596,388
       Receive floating (uncapped) - pay floating (capped)          1,808,116         32,593
       Receive floating (LIBOR) - pay floating (S&P)                   45,000        345,000
     Interest rate cap agreements                                     541,172        518,515

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                      Year Ended December 31
                                                2001             2000              1999
                                            ----------------------------------------------
   Direct premiums                          $4,855,609        $3,205,023       $1,942,716
   Reinsurance assumed                         261,194         1,177,833            2,723
   Reinsurance ceded                          (292,628)         (124,905)        (144,310)
                                            ----------------------------------------------
   Net premiums earned                      $4,824,175        $4,257,951       $1,801,129
                                            ==============================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $135,889, $123,039, and $139,138 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $5,419 and $28,080, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $1,447,904 and $1,564,867, respectively.

At December 31, 2001, amounts recoverable from unauthorized reinsurers of $5,747 (2000 - $30,948) and reserve credits for reinsurance ceded of $115,987 (2000 - $85,163) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $55,561 at December 31, 2001, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral in the form of letters of credit of $70,000.

Additionally, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The effect of this transaction was also credited directly to surplus on a net of tax basis.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes

The components of the net deferred tax asset at January 1, 2001, the date of adoption of the revised NAIC Accounting Practices and Procedures Manual, and December 31, 2001 are as follows:

                                                        December 31,         January 1,
                                                            2001                2001
                                                    ----------------------------------
   Deferred income tax components:
     Gross deferred income tax assets                     $ 215,142        $ 134,020
     Gross deferred income tax liabilities                   31,768           15,486
     Deferred income tax assets nonadmitted                 149,413           99,410
                                                    ----------------------------------
   Net admitted deferred income tax asset                 $  33,961        $  19,124
                                                    ==================================

The main deferred income tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:


                                                      December 31,        January 1,             Net
                                                         2001               2001               Change
                                                 -------------------------------------------------------
   Deferred income tax assets:
     Guaranty funds                                    $   6,362         $    7,066           $    (704)
     Non-admitted assets                                   1,711              1,276                 435
     Pension expenses                                      1,768              1,536                 232
     Deferred acquisition costs                          105,210             82,650              22,560
     Reserves                                             32,767             30,056               2,711
     Unrealized capital losses                            61,483              7,309              54,174
     Other                                                 5,841              4,127               1,714
                                                 -------------------------------------------------------
   Total deferred income tax assets                      215,142            134,020              81,122

   Deferred income tax assets - nonadmitted              149,413             99,410              50,003

   Deferred income tax liabilities:
     Partnerships                                          1,335              2,240                (905)
     Real estate                                           1,222              2,028                (806)
     Unrealized capital gains                             29,184              7,281              21,903
     Other                                                    27              3,937              (3,910)
                                                 -------------------------------------------------------
   Total deferred income tax liabilities               $  31,768         $   15,486           $  16,282
                                                 =======================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                    December 31
                                                         2001          2000           1999
                                                    ----------------------------------------
   Income tax computed at federal statutory
     rate (35%)                                        $  6,515       $39,049       $27,832
     Deferred acquisition costs - tax basis              22,560        24,629         5,979
     Depreciation                                           104          (207)         (219)
     Dividends received deduction                        (2,228)       (1,802)       (1,666)
     IMR amortization                                    (1,226)       (1,353)       (2,656)
     Investment income items                             (4,937)       (3,866)         (977)
     Low income housing credits                          (5,725)       (4,328)            -
     Prior year over accrual                               (918)       (3,947)       (3,492)
     Reinsurance transactions                            13,051             -             -
     Tax reserve adjustment                               2,705         2,569         1,390
     Other                                               (1,752)          507          (875)
                                                    ----------------------------------------
   Federal income tax expense                          $ 28,149       $51,251       $25,316
                                                    ========================================

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination is underway for 1996 and 1997.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

8. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                      December 31
                                                          2001                           2000
                                              -----------------------------   -----------------------------
                                                                 Percent                        Percent
                                                   Amount       of Total          Amount       of Total
                                              -----------------------------   -----------------------------
   Subject to discretionary withdrawal with
     market value adjustment                    $   567,505         3%         $     221,151        2%
   Subject to discretionary withdrawal at
     book value less surrender charge             4,359,812        25              1,635,769       14
   Subject to discretionary withdrawal at
     market value                                 3,869,101        22              4,006,227       34
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                 3,845,030        22              4,279,843       37
   Not subject to discretionary withdrawal
     provision                                    5,061,818        28              1,453,732       13
                                              -----------------------------   -----------------------------
                                                 17,703,266       100%            11,596,722      100%
                                                              =============                    ============
   Less reinsurance ceded                         1,411,628                        1,504,445
                                              ---------------                 ---------------
   Total policy reserves on annuities and
     deposit-type liabilities                   $16,291,638                    $  10,092,277
                                              ===============                 ===============

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2001, 2000, and 1999 is as follows:

                                                                Guaranteed      Nonguaranteed
                                                                 Separate          Separate
                                                                  Account           Account           Total
                                                           ------------------------------------------------
   Premiums, deposits, and other considerations for
     the year ended December 31, 2001                      $      59,498     $   1,221,739      $ 1,281,237
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,574,436      $ 4,574,436
     Amortized cost                                              175,950                 -          175,950
                                                           ------------------------------------------------
   Total                                                   $     175,950     $   4,574,436      $ 4,750,386
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 2000                      $     100,000     $     743,550      $   843,550
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,273,977      $ 4,273,977
     Amortized cost                                              106,754                 -          106,754
                                                           ------------------------------------------------
   Total                                                   $     106,754     $   4,273,977      $ 4,380,731
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 1999                      $           -     $     486,282      $   486,282
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,377,676      $ 4,377,676
     Amortized cost                                                    -                 -                -
                                                           ------------------------------------------------
   Total                                                   $           -     $   4,377,676      $ 4,377,676
                                                           ================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                          Year Ended December 31
                                                                   2001             2000           1999
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations
     of the separate accounts statement:
       Transfers to separate accounts                           $ 1,281,237      $ 843,530      $ 486,282
       Transfers from separate accounts                            (456,777)      (325,645)      (175,822)
                                                             ----------------------------------------------
   Net transfers to separate accounts                               824,460        517,885        310,460

   Miscellaneous reconciling adjustments                               (838)        (2,560)        (1,153)
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations of
     the life, accident and health annual statement
                                                                $   823,622      $ 515,325      $ 309,307
                                                             ==============================================

At December 31, 2001, the Company had separate account annuities with guaranteed living benefits as follows:

                                                     Subjected Account     Amount of       Reinsurance
        Benefit and Type of Risk                           Value         Reserve Held     Reserve Credit
   --------------------------------------------------------------------------------------------------------
   Guaranteed minimum income benefit:
      Guaranteed premium                              $   1,262,820      $     3,436       $          -
      Accumulation fund                                       9,157              151                  -

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


8. Policy and Contract Attributes (continued)

                                                            Gross            Loading           Net
                                                          --------------------------------------------
   December 31, 2001
   Life and annuity:
     Ordinary direct first year business                  $  2,646          $   1,788        $     858
     Ordinary direct renewal business                       18,679              5,914           12,765
     Group life direct business                                245                116              129
                                                          --------------------------------------------
                                                            21,570              7,818           13,752
   Accident and health:
     Direct                                                    108                  -              108
                                                          --------------------------------------------
   Total accident and health                                   108                  -              108
                                                          --------------------------------------------
                                                          $ 21,678          $   7,818        $  13,860
                                                          ============================================

   December 31, 2000
   Life and annuity:
     Ordinary direct first year business                  $  2,763          $   1,854        $     909
     Ordinary direct renewal business                       20,180              6,063           14,117
     Group life direct business                                319                152              167
     Reinsurance ceded                                      (1,088)                 -           (1,088)
                                                          --------------------------------------------
                                                            22,174              8,069           14,105
   Accident and health:
     Direct                                                    151                  -              151
     Reinsurance ceded                                         (21)                 -              (21)
                                                          --------------------------------------------
   Total accident and health                                   130                  -              130
                                                          --------------------------------------------
                                                          $ 22,304          $   8,069        $  14,235
                                                          ============================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $65,715 and $48,824, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $2,139 and $1,227 to cover these deficiencies at December 31, 2001 and 2000, respectively.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


9.  Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $74,658.

The Company paid dividends to its parent of $3,000, $-0-, and $40,000 in 2001, 2000, and 1999, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company's employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with SFAS No. 87 as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $665, $457, and $408 for the years ended December 31, 2001, 2000, and 1999, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


10.  Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $314, $310, and $267 for the years ended December 31, 2001, 2000, and 1999, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2001, 2000, and 1999 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $94, $41, and $28 for the years ended December 31, 2001, 2000, and 1999, respectively.

11.  Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $33,505, $21,115, and $19,983, respectively, for these services, which approximates their costs to the affiliates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)



11.  Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate of 1.76% at December 31, 2001. During 2001, 2000, and 1999, the Company paid net interest of $1,966, $1,234, and $1,994, respectively, to affiliates.

During 2001 and 2000, the Company received capital contributions of $280,000 and $100,000, respectively, in cash from its parent.

At December 31, 2001, the Company has net short-term notes receivable from an affiliate of $140,000 At December 31, 2000, the Company had net short-term notes payable of $6,200, which consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $209,491 and $199,491 at December 31, 2001 and 2000, respectively.

12.  Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $607,317 and $311,477 at December 31, 2001 and 2000, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


12.  Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2001, the Company has pledged invested assets with a carrying value and market value of $1,129,930 and $1,129,478, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2001 and 2000, the value of securities loaned amounted to $496,277 and $148,927, respectively.

The Company has contingent commitments for $180,025 at December 31, 2001 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,200 and $20,188 and an offsetting premium tax benefit of $7,316 and $7,429 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(1,943), $1,134, and $1,994 for the years ended December 31, 2001, 2000, and 1999, respectively.

                            Statutory-Basis Financial
                               Statement Schedules

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)

                                December 31, 2001

SCHEDULE I

                                                                                                 Amount at
                                                                                                   Which
                                                                                               Shown in the
                                                                                 Market           Balance
                 Type of Investment                            Cost (1)           Value            Sheet
-----------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government agencies
     and authorities                                        $   135,982     $    137,221      $   135,982
   States, municipalities and political subdivisions          1,230,794        1,226,251        1,230,794
   Foreign governments                                          124,811          130,189          124,811
   Public utilities                                             922,762          930,026          922,762
   All other corporate bonds                                 10,476,984       10,513,296       10,476,984
Redeemable preferred stocks                                      51,786           49,549           51,786
                                                            ----------------------------------------------
Total fixed maturities                                       12,943,119       12,986,532       12,943,119

Equity securities
Common stocks:
   Public utilities                                                 541              590              590
   Banks, trust and insurance                                    47,605           47,987           47,987
   Industrial, miscellaneous and all other                       42,896           44,790           44,790
                                                            ----------------------------------------------
Total equity securities                                          91,042           93,367           93,367

Mortgage loans on real estate                                 2,063,388                -        2,063,388
Real estate                                                      22,456                -           22,456
Real estate held for the production of income                    30,034                -           30,034
Policy loans                                                     59,034                -           59,034
Other long-term investments                                     413,500                -          413,500
Cash and short-term investments                                 193,296                -          193,296
                                                            ----------------------------------------------
Total investments                                           $15,815,869     $          -      $15,818,194
                                                            ==============================================

 (1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Supplementary Insurance Information
                             (Dollars in Thousands)

SCHEDULE III

                                                                                                                     Benefits,
                                                                                                                      Claims
                                        Future Policy                  Policy and                       Net         Losses and
                                        Benefits and     Unearned       Contract        Premium      Investment     Settlement
                                          Expenses       Premiums      Liabilities      Revenue        Income*       Expenses
                                       ----------------------------------------------------------------------------------------
Year ended December 31, 2001
Individual life                         $  2,249,755    $       -        $13,452        $  553,951     $146,877      $  211,100
Individual health                            241,856       10,971         11,019            97,541       21,406          90,991
Group life and health                        125,564        7,387         17,292            53,778       12,054          61,171
Annuity                                    7,402,612            -              -         4,118,905      645,616       4,265,462
                                       ----------------------------------------------------------------------------------------
                                        $ 10,019,787    $  18,358        $41,763        $4,824,175     $825,953      $4,628,724
                                       ========================================================================================

Year ended December 31, 2000
Individual life                         $  2,107,973    $       -        $ 9,993        $  881,652     $132,477      $  649,924
Individual health                            179,488       10,825         11,585            88,222       14,132          71,399
Group life and health                        109,570        7,014         20,816            64,956       11,008          45,383
Annuity                                    4,577,664            -              -         3,223,121      369,696       3,203,819
                                       ----------------------------------------------------------------------------------------
                                        $  6,974,695    $  17,839        $42,394        $4,257,951     $527,313      $3,970,525
                                       ========================================================================================

Year ended December 31, 1999
Individual life                         $  1,550,188    $       -        $ 8,607        $  226,456     $104,029      $  274,730
Individual health                            133,214       10,311         10,452            77,985       10,036          58,649
Group life and health                        105,035        8,604         27,088            83,639       10,422          61,143
Annuity                                    4,036,751            -              -         1,413,049      313,062       1,303,537
                                       ----------------------------------------------------------------------------------------
                                        $  5,825,188    $  18,915        $46,147        $1,801,129     $437,549      $1,698,059
                                       ========================================================================================
                                            Other
                                          Operating      Premiums
                                          Expenses*       Written
                                       -------------------------------
Year ended December 31, 2001
Individual life                         $    658,786              -
Individual health                             40,757     $   97,144
Group life and health                         24,416         52,600
Annuity                                      503,481              -
                                       -------------
                                        $  1,227,440
                                       =============

Year ended December 31, 2000
Individual life                         $    476,394              -
Individual health                             39,427     $   88,000
Group life and health                         33,422         63,474
Annuity                                      247,718              -
                                       -------------
                                        $    796,961
                                       =============

Year ended December 31, 1999
Individual life                         $    141,030              -
Individual health                             35,329     $   77,716
Group life and health                         38,075         81,918
Annuity                                      328,821              -
                                       -------------
                                        $    543,255
                                       =============


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                                   Reinsurance
                             (Dollars in Thousands)

SCHEDULE IV

                                                                                                   Percentage of
                                                                   Assumed From                       Amount
                                                 Ceded to Other       Other             Net           Assumed
                                 Gross Amount       Companies       Companies         Amount           to Net
                               ------------------------------------------------------------------------------
Year ended December 31, 2001
Life insurance in force          $  12,213,483      $ 1,679,015     $   100,311      $10,634,779         0.9%
                               =============================================================================

Premiums:
   Individual life               $     547,754      $    (2,497)    $     3,700      $   553,951         0.7%
   Individual health                    98,925            2,167             783           97,541         0.8
   Group life and health               127,085           85,018          11,711           53,778        21.8
   Annuity                           4,081,845          207,940         245,000        4,118,905         5.9
                               -----------------------------------------------------------------------------
                                 $   4,855,609      $   292,628     $   261,194      $ 4,824,175         5.4%
                               =============================================================================

Year ended December 31, 2000
Life insurance in force          $   9,477,758      $ 1,088,937     $    70,808      $ 8,459,629         0.8%
                               =============================================================================

Premiums:
   Individual life               $     882,584      $     4,575     $     3,361      $   881,370         0.4%
   Individual health                    92,426            4,204               -           88,222           -
   Group life and health               173,505          108,550               -           64,955           -
   Annuity                           2,056,508            7,576       1,174,472        3,223,404        36.4
                               -----------------------------------------------------------------------------
                                 $   3,205,023      $   124,905     $ 1,177,833      $ 4,257,951        27.7%
                               =============================================================================

Year ended December 31, 1999
Life insurance in force          $   6,538,901      $  (500,192)    $   415,910      $ 7,455,003         6.4%
                               =============================================================================

Premiums:
   Individual life               $     227,363      $     3,967     $     2,723      $   226,119         1.2%
   Individual health                    83,489            5,504               -           77,985           -
   Group life and health               205,752          122,113               -           83,639           -
   Annuity                           1,426,112           12,726               -        1,413,386           -
                               -----------------------------------------------------------------------------
                                 $   1,942,716      $   144,310     $     2,723      $ 1,801,129         0.2%
                               =============================================================================

Financial Statements

Retirement Builder Variable Annuity Account -
Retirement Income Builder Variable Annuity
Year Ended December 31, 2001

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2001

                                    Contents

Report of Independent Auditors................................................1

Financial Statements

Statements of Assets and Liabilities..........................................3
Statements of Operations......................................................7
Statements of Changes in Net Assets..........................................11
Notes to Financial Statements................................................17

                         Report of Independent Auditors

The Board of Directors and Contract Owners of Retirement Income Builder Variable Annuity,
Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Retirement Builder Variable Annuity Account, formerly the PFL Retirement Builder Variable Annuity (comprised of the Fidelity - VIP Money Market, Fidelity - VIP High Income, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP Overseas, Fidelity - VIP II Investment Grade Bond, Fidelity - VIP II Asset Manager, Fidelity - VIP II Asset Manager: Growth, Fidelity - VIP II Contrafund(R), Fidelity - VIP II Index 500, Fidelity - VIP III Growth Opportunities, Fidelity - VIP III Growth & Income, Fidelity - VIP III Balanced, and Fidelity - VIP III Mid Cap subaccounts), which are available for investment by contract owners of the Retirement Income Builder Variable Annuity, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Retirement Builder Variable Annuity Account which are available for investment by contract owners of the Retirement Income Builder Variable Annuity at December 31, 2001, and the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 1, 2002

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                                          Fidelity - VIP
                                                                           Money Market
                                                                            Subaccount
                                                                          --------------
Assets
Cash                                                                     $            8
Investments in mutual funds, at current market value:
   Variable Insurance Products Fund (VIP):
     Fidelity - VIP Money Market Portfolio                                   13,121,068
     Fidelity - VIP High Income Portfolio                                            --
     Fidelity - VIP Equity-Income Portfolio                                          --
     Fidelity - VIP Growth Portfolio
     Fidelity - VIP Overseas Portfolio                                               --
   Variable Insurance Products Fund II (VIP II):
     Fidelity - VIP II Investment Grade Bond Portfolio                               --
     Fidelity - VIP II Asset Manager Portfolio                                       --
     Fidelity - VIP II Asset Manager: Growth Portfolio                               --
     Fidelity - VIP II Contrafund(R) Portfolio                                       --
     Fidelity - VIP II Index 500 Portfolio                                           --
   Variable Insurance Products Fund III (VIP III):
     Fidelity - VIP III Growth Opportunities Portfolio                               --
     Fidelity - VIP III Growth & Income Portfolio                                    --
     Fidelity - VIP III Balanced Portfolio                                           --
     Fidelity - VIP III Mid Cap Portfolio                                            --
                                                                         --------------
Total investments in mutual funds                                            13,121,068
                                                                         --------------
Total assets                                                                 13,121,076

Liabilities
Contract terminations payable                                                        --
                                                                         --------------
                                                                         $   13,121,076
                                                                         ==============

Net assets:
   Deferred annuity contracts terminable by owners                       $   13,121,076
                                                                         --------------
Total net assets                                                         $   13,121,076
                                                                         ==============

Accumulation units outstanding - return of premium death benefit          4,970,328.090
                                                                         ==============
Accumulation unit value - return of premium death benefit                $     1.218009
                                                                         ==============

Accumulation units outstanding - 5% annually compounding death benefit    5,845,246.178
                                                                         ==============
Accumulation unit value - 5% annually compounding death benefit          $     1.209046
                                                                         ==============

See accompanying notes.

                                                                      Fidelity - VIP     Fidelity -
Fidelity - VIP   Fidelity - VIP    Fidelity - VIP    Fidelity - VIP   II Investment        VIP II
 High Income      Equity-Income         Growth           Overseas       Grade Bond     Asset Manager
 Subaccount         Subaccount        Subaccount       Subaccount       Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------

$           --   $            22   $            75   $            3   $           --   $           --


            --                --                --               --               --               --
     7,234,221                --                --               --               --               --
            --        27,569,656                --               --               --               --
            --                --        36,317,196               --               --               --
            --                --                --        7,987,812               --               --

            --                --                --               --       25,631,073               --
            --                --                --               --               --       13,026,970
            --                --                --               --               --               --
            --                --                --               --               --               --
            --                --                --               --               --               --

            --                --                --               --               --               --
            --                --                --               --               --               --
            --                --                --               --               --               --
            --                --                --               --               --               --
-----------------------------------------------------------------------------------------------------
     7,234,221        27,569,656        36,317,196        7,987,812       25,631,073       13,026,970
-----------------------------------------------------------------------------------------------------
     7,234,221        27,569,678        36,317,271        7,987,815       25,631,073       13,026,970


             4                --                --               --                5                8
-----------------------------------------------------------------------------------------------------
$    7,234,217   $    27,569,678   $    36,317,271   $    7,987,815   $   25,631,068   $   13,026,962
=====================================================================================================


$    7,234,217   $    27,569,678   $    36,317,271   $    7,987,815   $   25,631,068   $   13,026,962
-----------------------------------------------------------------------------------------------------
$    7,234,217   $    27,569,678   $    36,317,271   $    7,987,815   $   25,631,068   $   13,026,962
=====================================================================================================

  4,999,165.55     8,443,911.515    10,159,983.357    3,152,387.214    9,974,917.440    4,722,609.372
=====================================================================================================
$     0.784885   $      1.483185   $      1.647356   $     1.086066   $     1.337179   $     1.339329
=====================================================================================================

 4,249,125.021    10,219,696.434    11,974,300.583    4,233.702.927    9,261,458.714    5,041.068.700
=====================================================================================================
$     0.779089   $      1.472235   $      1.635182   $     1.078043   $     1.327309   $     1.329447
=====================================================================================================

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                           Fidelity -
                                                                          VIP II Asset
                                                                            Manager:
                                                                             Growth
                                                                           Subaccount
                                                                         --------------
Assets
Cash                                                                     $            4
Investments in mutual funds, at current market value:
   Variable Insurance Products Fund (VIP):
     Fidelity - VIP Money Market Portfolio                                           --
     Fidelity - VIP High Income Portfolio                                            --
     Fidelity - VIP Equity-Income Portfolio                                          --
     Fidelity - VIP Growth Portfolio                                                 --
     Fidelity - VIP Overseas Portfolio                                               --
   Variable Insurance Products Fund II (VIP II):
     Fidelity - VIP II Investment Grade Bond Portfolio                               --
     Fidelity - VIP II Asset Manager Portfolio                                       --
     Fidelity - VIP II Asset Manager: Growth Portfolio                        7,995,313
     Fidelity - VIP II Contrafund(R) Portfolio                                       --
     Fidelity - VIP II Index 500 Portfolio                                           --
   Variable Insurance Products Fund III (VIP III):
     Fidelity - VIP III Growth Opportunities Portfolio                               --
     Fidelity - VIP III Growth & Income Portfolio                                    --
     Fidelity - VIP III Balanced Portfolio                                           --
     Fidelity - VIP III Mid Cap Portfolio                                            --
                                                                         --------------
Total investments in mutual funds                                             7,995,313
                                                                         --------------
Total assets                                                                  7,995,317

Liabilities
Contract terminations payable                                                        --
                                                                         --------------
                                                                         $    7,995,317
                                                                         ==============

Net assets:
   Deferred annuity contracts terminable by owners                       $    7,995,317
                                                                         --------------
Total net assets                                                         $    7,995,317
                                                                         ==============

Accumulation units outstanding - return of premium death benefit          2,781,015.922
                                                                         ==============
Accumulation unit value - return of premium death benefit                $     1.295039
                                                                         ==============

Accumulation units outstanding - 5% annually compounding death benefit    3,417,882.081
                                                                         ==============
Accumulation unit value - 5% annually compounding death benefit          $     1.285531
                                                                         ==============

See accompanying notes.

                                      Fidelity -       Fidelity -
  Fidelity -         Fidelity -        VIP III          VIP III         Fidelity -       Fidelity -
    VIP II             VIP II          Growth          Growth &          VIP III          VIP III
 Contrafund(R)       Index 500      Opportunities       Income           Balanced         Mid Cap
  Subaccount         Subaccount       Subaccount      Subaccount        Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------

$            --   $             4   $            3   $            4   $           --   $           --


             --                --               --               --               --               --
             --                --               --               --               --               --
             --                --               --               --               --               --
             --                --               --               --               --               --
             --                --               --               --               --               --

             --                --               --               --               --               --
             --                --               --               --               --               --
             --                --               --               --               --               --
     30,610,472                --               --               --               --               --
             --        61,306,763               --               --               --               --

             --                --       11,926,209               --               --               --
             --                --               --       23,777,966               --               --
             --                --               --               --       15,778,475               --
             --                --               --               --               --       12,350,787
-----------------------------------------------------------------------------------------------------
     30,610,472        61,306,763       11,926,209       23,777,966       15,778,475       12,350,787
-----------------------------------------------------------------------------------------------------
     30,610,472        61,306,767       11,926,212       23,777,970       15,778,475       12,350,787


              7                --               --               --                9              176
-----------------------------------------------------------------------------------------------------
$    30,610,465   $    61,306,767   $   11,926,212   $   23,777,970   $   15,778,466   $   12,350,611
=====================================================================================================


$    30,610,465   $    61,306,767   $   11,926,212   $   23,777,970   $   15,778,466   $   12,350,611
-----------------------------------------------------------------------------------------------------
$    30,610,465   $    61,306,767   $   11,926,212   $   23,777,970   $   15,778,466   $   12,350,611
=====================================================================================================

  8,981,095.406    19,868,220.903    4,917,968.249    7,537,739.799    6,017,947.455    3,927,742.834
=====================================================================================================
$      1.560061   $      1.545659   $     1.078387   $     1.465299   $     1.263934   $     1.704075
=====================================================================================================

 10,719,316.427    19,942,522.198    6,183,898.712    8,749,895.980    6,510,517.625    3,333,083.932
=====================================================================================================
$      1.548551   $      1.534273   $     1.070965   $     1.455209   $     1.255227   $     1.697360
=====================================================================================================

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2001

                                                                      Fidelity - VIP
                                                                       Money Market
                                                                        Subaccount
                                                                      --------------
Net investment income (loss)
Income:
   Dividends                                                            $  410,501
Expenses:
   Administrative, mortality and expense risk charge                       140,158
                                                                        ----------
Net investment income (loss)                                               270,343

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                                  --
   Proceeds from sales                                                   7,583,597
   Cost of investments sold                                              7,583,597
                                                                        ----------
Net realized capital gains (losses) on investments                              --

Net change in unrealized appreciation/depreciation of investments:
   Beginning of period                                                          --
   End of period                                                                --
                                                                        ----------
Net change in unrealized appreciation/depreciation of investments               --
                                                                        ----------
Net realized and unrealized capital gains (losses) on investments               --
                                                                        ----------
Increase (decrease) in net assets from operations                       $  270,343
                                                                        ==========

See accompanying notes.

                                                                     Fidelity - VIP    Fidelity -
Fidelity - VIP   Fidelity - VIP   Fidelity - VIP   Fidelity - VIP   II Investment      VIP II
 High Income     Equity-Income        Growth          Overseas        Grade Bond     Asset Manager
  Subaccount       Subaccount       Subaccount       Subaccount       Subaccount      Subaccount
--------------------------------------------------------------------------------------------------


 $ 1,120,617      $   485,558      $     32,662     $   489,106       $1,127,627      $   600,058

     108,499          377,942           532,283         121,482          316,872          180,517
--------------------------------------------------------------------------------------------------
   1,012,118          107,616          (499,621)        367,624          810,755          419,541



          --        1,364,186         3,070,247         773,104               --          225,022
   1,800,689        4,812,765         6,452,006       1,395,909        3,454,316        2,326,885
   2,887,812        5,304,086         6,931,966       1,783,604        3,514,663        2,746,493
--------------------------------------------------------------------------------------------------
  (1,087,123)         872,865         2,590,287         385,409          (60,347)        (194,586)


  (3,009,092)       1,292,215        (2,840,874)     (1,183,867)         622,483         (945,487)
  (4,077,468)      (1,572,204)      (13,941,267)     (4,335,441)       1,433,973       (2,003,979)
--------------------------------------------------------------------------------------------------
  (1,068,376)      (2,864,419)      (11,100,393)     (3,151,574)         811,490       (1,058,492)
--------------------------------------------------------------------------------------------------
  (2,155,499)      (1,991,554)       (8,510,106)     (2,766,165)         751,143       (1,253,078)
--------------------------------------------------------------------------------------------------
 $(1,143,381)     $(1,883,938)     $ (9,009,727)    $(2,398,541)      $1,561,898      $  (833,537)
==================================================================================================

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                      Statements of Operations (continued)

                                                                        Fidelity -
                                                                       VIP II Asset
                                                                          Manager:
                                                                          Growth
                                                                        Subaccount
                                                                       ------------
Net investment income (loss) Income:
   Dividends                                                           $   252,948
Expenses:
   Administrative, mortality and expense risk charge                       111,463
                                                                       -----------
Net investment income (loss)                                               141,485

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                             304,835
   Proceeds from sales                                                   1,382,563
   Cost of investments sold                                              1,706,376
                                                                       -----------
Net realized capital gains (losses) on investments                         (18,978)

Net change in unrealized appreciation/depreciation of investments:
   Beginning of period                                                  (1,143,581)
   End of period                                                        (2,082,144)
                                                                       -----------
Net change in unrealized appreciation/depreciation of investments         (938,563)
                                                                       -----------
Net realized and unrealized capital gains (losses) on investments         (957,541)
                                                                       -----------
Increase (decrease) in net assets from operations                      $  (816,056)
                                                                       ===========

See accompanying notes.

                                Fidelity -     Fidelity -
 Fidelity -      Fidelity -       VIP III        VIP III     Fidelity -    Fidelity -
   VIP II          VIP II         Growth         Growth &     VIP III       VIP III
Contrafund(R)     Index 500    Opportunities     Income       Balanced      Mid Cap
 Subaccount      Subaccount     Subaccount     Subaccount    Subaccount    Subaccount
-------------------------------------------------------------------------------------


 $   261,514    $    809,910    $    50,899    $   346,192   $   623,293   $       --

     423,879         886,243        171,075        336,454       216,331      156,192
-------------------------------------------------------------------------------------
    (162,365)        (76,333)      (120,176)         9,738       406,962     (156,192)



     922,992              --             --      1,111,458            --           --
   3,722,548      11,052,160      2,268,626      3,805,661     2,870,103    3,748,872
   3,702,216      10,350,221      2,934,124      4,017,497     3,137,735    3,729,434
-------------------------------------------------------------------------------------
     943,324         701,939       (665,498)       899,622      (267,632)      19,438


    (384,392)      2,558,328     (3,009,948)      (651,031)   (1,078,232)     710,908
  (6,116,498)     (8,296,813)    (4,580,635)    (4,466,569)   (1,721,798)     244,192
-------------------------------------------------------------------------------------
  (5,732,106)    (10,855,141)    (1,570,687)    (3,815,538)     (643,566)    (466,716)
-------------------------------------------------------------------------------------
  (4,788,782)    (10,153,202)    (2,236,185)    (2,915,916)     (911,198)    (447,278)
-------------------------------------------------------------------------------------
 $(4,951,147)   $(10,229,535)   $(2,356,361)   $(2,906,178)  $  (504,236)  $ (603,470)
=====================================================================================

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2001 and 2000

                                              Fidelity - VIP Money Market        Fidelity - VIP High
                                                      Subaccount                  Income Subaccount
                                             ----------------------------   ---------------------------
                                                  2001          2000             2001           2000
                                             ----------------------------   ---------------------------
Operations:
   Net investment income (loss)              $   270,343     $   332,155    $ 1,012,118     $   649,998
   Net realized capital gains (losses) on
     investments                                      --              --     (1,087,123)       (674,056)
   Net change in unrealized appreciation/
     depreciation of investments                      --              --     (1,068,376)     (2,743,947)
                                             ----------------------------   ---------------------------
Increase (decrease) in net assets from
   operations                                    270,343         332,155     (1,143,381)     (2,768,005)

Contract transactions:
   Net contract purchase payments                572,165         700,256        143,877         465,309
   Transfer payments from (to) other
     subaccounts or general account            6,695,336         875,432        115,285         635,690
   Contract terminations, withdrawals, and
     other deductions                         (2,492,485)     (1,249,967)      (857,655)     (1,299,173)
   Contract maintenance charges                   (3,727)         (1,966)        (3,543)         (3,110)
                                             ----------------------------   ---------------------------
Increase (decrease) in net assets from
   contract transactions                       4,771,289         323,755       (602,036)       (201,284)
                                             ----------------------------   ---------------------------
Net increase (decrease) in net assets          5,041,632         655,910     (1,745,417)     (2,969,289)

Net assets:
   Beginning of the period                     8,079,444       7,423,534      8,979,634      11,948,923
                                             ----------------------------   ---------------------------
   End of the period                         $13,121,076     $ 8,079,444    $ 7,234,217     $ 8,979,634
                                             ============================   ===========================

See accompanying notes.

  Fidelity - VIP Equity-          Fidelity - VIP               Fidelity - VIP
    Income Subaccount            Growth Subaccount           Overseas Subaccount
-------------------------   ---------------------------   -------------------------
   2001           2000          2001           2000           2001         2000
-------------------------   ---------------------------   -------------------------

$   107,616   $   117,970   $   (499,621)  $   (585,642)  $   367,624   $   (18,484)

    872,865     1,680,117      2,590,287      5,299,518       385,409       849,559

 (2,864,419)       54,547    (11,100,393)   (11,655,033)   (3,151,574)   (3,073,849)
-------------------------   ---------------------------   -------------------------

 (1,883,938)    1,852,634     (9,009,727)    (6,941,157)   (2,398,541)   (2,242,774)


    750,785     1,147,776      1,393,242      8,956,742       315,488     2,696,938

  1,802,997       197,560       (728,043)    10,825,373       144,220     3,169,055

 (2,508,750)   (2,499,195)    (3,078,540)    (2,988,661)     (515,304)     (589,695)
    (12,464)      (10,269)       (26,905)       (19,412)       (5,676)       (3,107)
-------------------------   ---------------------------   -------------------------

     32,568    (1,164,128)    (2,440,246)    16,774,042       (61,272)    5,273,191
-------------------------   ---------------------------   -------------------------
 (1,851,370)      688,506    (11,449,973)     9,832,885    (2,459,813)    3,030,417


 29,421,048    28,732,542     47,767,244     37,934,359    10,447,628     7,417,211
-------------------------   ---------------------------   -------------------------
$27,569,678   $29,421,048   $ 36,317,271   $ 47,767,244   $ 7,987,815   $10,447,628
=========================   ===========================   =========================

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                             Fidelity - VIP II Investment     Fidelity - VIP II Asset
                                                 Grade Bond Subaccount           Manager Subaccount
                                             ----------------------------    -------------------------
                                                 2001           2000             2001           2000
                                             ----------------------------    -------------------------
Operations:
   Net investment income (loss)               $   810,755    $ 1,074,360     $   419,541   $   271,682
   Net realized capital gains (losses) on
     investments                                  (60,347)      (239,443)       (194,586)    1,050,961
   Net change in unrealized appreciation/
     depreciation of investments                  811,490        993,641      (1,058,492)   (2,108,556)
                                              --------------------------     -------------------------
Increase (decrease) in net assets from
   operations                                   1,561,898      1,828,558        (833,537)     (785,913)

Contract transactions:
   Net contract purchase payments                 545,872        805,843         187,341       637,379
   Transfer payments from (to) other
     subaccounts or general account             5,522,901         96,642        (155,438)    1,630,680
   Contract terminations, withdrawals, and
     other deductions                          (2,267,815)    (2,085,834)     (1,179,117)   (1,182,529)
   Contract maintenance charges                    (8,328)        (6,138)         (5,754)       (4,925)
                                              --------------------------     -------------------------
Increase (decrease) in net assets from
   contract transactions                        3,792,630     (1,189,487)     (1,152,968)    1,080,605
                                              --------------------------     -------------------------
Net increase (decrease) in net assets           5,354,528        639,071      (1,986,505)      294,692

Net assets:
   Beginning of the period                     20,276,540     19,637,469      15,013,467    14,718,775
                                              --------------------------     -------------------------
   End of the period                          $25,631,068    $20,276,540     $13,026,962   $15,013,467
                                              ==========================     =========================

See accompanying notes.

Fidelity - VIP II Asset Manager:     Fidelity - VIP II            Fidelity - VIP II
      Growth Subaccount           Contrafund(R) Subaccount       Index 500 Subaccount
-------------------------------   -------------------------   ---------------------------
    2001             2000             2001          2000          2001           2000
-------------------------------   -------------------------   ---------------------------

$   141,485      $    55,618      $  (162,365)  $  (344,453)  $    (76,333)  $   (276,366)

    (18,978)         730,263          943,324     4,506,828        701,939      2,062,038

   (938,563)      (2,159,262)      (5,732,106)   (7,027,861)   (10,855,141)   (10,192,945)
-------------------------------   -------------------------   ---------------------------

   (816,056)      (1,373,381)      (4,951,147)   (2,865,486)   (10,229,535)    (8,407,273)


    136,689        1,067,743        1,239,724     5,113,818      1,758,170      9,277,320

    (49,421)       1,591,131          120,426     6,143,583       (572,262)    11,388,603

   (652,235)        (449,527)      (2,016,964)   (2,486,167)    (5,554,474)    (5,508,597)
     (3,699)          (3,335)         (20,040)      (14,228)       (39,483)       (32,989)
-------------------------------   -------------------------   ---------------------------

   (568,666)       2,206,012         (676,854)    8,757,006     (4,408,049)    15,124,337
-------------------------------   -------------------------   ---------------------------
 (1,384,722)         832,631       (5,628,001)    5,891,520    (14,637,584)     6,717,064


  9,380,039        8,547,408       36,238,466    30,346,946     75,944,351     69,227,287
-------------------------------   -------------------------   ---------------------------
$ 7,995,317      $ 9,380,039      $30,610,465   $36,238,466   $ 61,306,767   $ 75,944,351
===============================   =========================   ===========================

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                                                       Fidelity - VIP III Growth
                                                                        Opportunities Subaccount
                                                                       -------------------------
                                                                           2001          2000
                                                                       -------------------------
Operations:
   Net investment income (loss)                                        $  (120,176)  $   (10,829)
   Net realized capital gains (losses) on investments                     (665,498)    1,139,860
   Net change in unrealized appreciation/depreciation of investments    (1,570,687)   (4,337,864)
                                                                       -------------------------
Increase (decrease) in net assets from operations                       (2,356,361)   (3,208,833)

Contract transactions:
   Net contract purchase payments                                          348,884     1,894,794
   Transfer payments from (to) other subaccounts or general account       (284,335)      780,994
   Contract terminations, withdrawals, and other deductions               (881,778)     (960,827)
   Contract maintenance charges                                             (8,775)       (7,619)
                                                                       -------------------------
Increase (decrease) in net assets from contract transactions              (826,004)    1,707,342
                                                                       -------------------------
Net increase (decrease) in net assets                                   (3,182,365)   (1,501,491)

Net assets:
   Beginning of the period                                              15,108,577    16,610,068
                                                                       -------------------------
   End of the period                                                   $11,926,212   $15,108,577
                                                                       =========================

See accompanying notes.

    Fidelity - VIP III            Fidelity - VIP III            Fidelity - VIP III
Growth & Income Subaccount        Balanced Subaccount           Mid Cap Subaccount
--------------------------    --------------------------    --------------------------
   2001            2000          2001           2000           2001           2000
--------------------------    --------------------------    --------------------------

$     9,738    $   (59,969)   $   406,962    $   302,137    $  (156,192)   $   (26,520)
    899,622      2,232,240       (267,632)       373,148         19,438        350,366
 (3,815,538)    (3,516,562)      (643,566)    (1,640,693)      (466,716)       615,987
--------------------------    --------------------------    --------------------------
 (2,906,178)    (1,344,291)      (504,236)      (965,408)      (603,470)       939,833


    473,782      2,509,786        170,805      1,117,601        745,384      3,557,741
    293,083      2,292,096        450,345      1,017,024        562,765      7,356,519
 (2,037,407)    (2,284,095)    (1,595,176)    (1,405,253)      (531,056)      (298,023)
    (12,339)       (10,343)        (8,301)        (7,634)        (7,861)        (1,617)
--------------------------    --------------------------    --------------------------
 (1,282,881)     2,507,444       (982,327)       721,738        769,232     10,614,620
--------------------------    --------------------------    --------------------------
 (4,189,059)     1,163,153     (1,486,563)      (243,670)       165,762     11,554,453


 27,967,029     26,803,876     17,265,029     17,508,699     12,184,849        630,396
--------------------------    --------------------------    --------------------------
$23,777,970    $27,967,029    $15,778,466    $17,265,029    $12,350,611    $12,184,849
==========================    ==========================    ==========================

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                          Notes to Financial Statements

                                December 31, 2001

1. Organization and Summary of Significant Accounting Policies

Organization

The Retirement Builder Variable Annuity Account (Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of seventy-eight investment subaccounts, five in specified portfolios of the Variable Insurance Products Fund (VIP), five in specified portfolios of the Variable Insurance Products Fund II (VIP II), and four in specified portfolios of the Variable Insurance Products Fund III (VIP III) (each a Series Fund and collectively the Series Funds). Activity in these fourteen subaccounts is available to contract owners of the Retirement Income Builder Variable Annuity, as well as contract owners of the Immediate Income Builder Variable Annuity, also offered by Transamerica Life. Activity in the Fidelity - VIP High Income, Fidelity - VIP Equity-Income, and Fidelity - VIP Growth portfolios of the Variable Insurance Products Fund (VIP); and the Fidelity - VIP II Investment Grade Bond and Fidelity - VIP II Contrafund(R) portfolios of the Variable Insurance Products Fund II (VIP II); and the Fidelity - VIP III Growth & Income, Fidelity - VIP III Balanced and Fidelity - VIP III Mid Cap portfolios of the Variable Investment Products Fund III (VIP III) is also available to contract owners of the Retirement Income Builder II Variable Annuity, also offered by Transamerica Life. Activity in the Fidelity - VIP High Income Portfolio of the Variable Insurance Products Fund (VIP), the Fidelity - VIP II Investment Grade Bond and Fidelity - VIP II Index 500 portfolios of the Variable Insurance Products Fund II (VIP II), and the Fidelity - VIP III Growth Opportunities portfolio of the Variable Insurance Products Fund III (VIP III) is also available to contract owners of the Portfolio Select Variable Annuity, also offered by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Retirement Income Builder Variable Annuity only. Activity in the remaining sixty-four subaccounts (not included herein) are available to contract owners of Retirement Income Builder II Variable Annuity, Portfolio Select Variable Annuity, Immediate Income Builder and The One Income Annuity, also offered by Transamerica Life.

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Summary of Significant Accounting Policies (continued)

Transamerica Life changed its name from PFL Life Insurance Company effective March 1, 2001. PFL Retirement Builder Variable Annuity changed its name to Retirement Builder Variable Annuity Account effective May 1, 2001.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2001.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                    Notes to Financial Statements (continued)

2. Investments

A summary of the mutual fund investments at December 31, 2001 follows:

                                                    Number of      Net Asset Value      Market
                                                   Shares Held        Per Share          Value           Cost
                                                 ---------------------------------------------------------------
Variable Insurance Products Fund
  (VIP):
    Fidelity - VIP Money Market
      Portfolio                                  13,121,067.750      $  1.00          $13,121,068    $13,121,068
    Fidelity - VIP High Income
      Portfolio                                   1,128,583.680         6.41            7,234,221     11,311,689
    Fidelity - VIP Equity-Income
      Portfolio                                   1,211,853.020        22.75           27,569,656     29,141,860
    Fidelity - VIP Growth Portfolio               1,080,547.349        33.61           36,317,196     50,258,463
    Fidelity - VIP Overseas Portfolio               575,490.791        13.88            7,987,812     12,323,253
Variable Insurance Products Fund II (VIP II):
    Fidelity - VIP II Investment
      Grade Bond Portfolio                        1,983,829.163        12.92           25,631,073     24,197,100
    Fidelity - VIP II Asset Manager
      Portfolio                                     897,792.559        14.51           13,026,970     15,030,949
    Fidelity - VIP II Asset Manager:
      Growth Portfolio                              636,569.491        12.56            7,995,313     10,077,457
    Fidelity - VIP II Contrafund(R)
      Portfolio                                   1,520,639.445        20.13           30,610,472     36,726,970
    Fidelity - VIP II Index 500
      Portfolio                                     471,336.687       130.07           61,306,763     69,603,576
Variable Insurance Products Fund III
  (VIP III):
    Fidelity - VIP III Growth
      Opportunities Portfolio                       788,249.094        15.13           11,926,209     16,506,844
    Fidelity - VIP III Growth &
      Income Portfolio                            1,802,726.777        13.19           23,777,966     28,244,535
    Fidelity - VIP III Balanced
      Portfolio                                   1,150,034.602        13.72           15,778,475     17,500,273
    Fidelity - VIP III Mid Cap
      Portfolio                                     630,142.197        19.60           12,350,787     12,106,595

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                    Notes to Financial Statements (continued)

2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                                       Purchases        Sales
                                                      --------------------------
Variable Insurance Products Fund (VIP):
  Fidelity - VIP Money Market Portfolio               $12,625,235    $ 7,583,597
  Fidelity - VIP High Income Portfolio                  2,210,776      1,800,689
  Fidelity - VIP Equity-Income Portfolio                6,317,110      4,812,765
  Fidelity - VIP Growth Portfolio                       6,582,307      6,452,006
  Fidelity - VIP Overseas Portfolio                     2,475,364      1,395,909
Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Investment Grade Bond Portfolio     8,057,702      3,454,316
  Fidelity - VIP II Asset Manager Portfolio             1,818,486      2,326,885
  Fidelity - VIP II Asset Manager: Growth Portfolio     1,260,212      1,382,563
  Fidelity - VIP II Contrafund(R)Portfolio              3,806,326      3,722,548
  Fidelity - VIP II Index 500 Portfolio                 6,567,778     11,052,160
Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio     1,322,446      2,268,626
  Fidelity - VIP III Growth & Income Portfolio          3,643,976      3,805,661
  Fidelity - VIP III Balanced Portfolio                 2,294,819      2,870,103
  Fidelity - VIP III Mid Cap Portfolio                  4,362,038      3,748,872

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                    Notes to Financial Statements (continued)

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

                                   Fidelity -   Fidelity -    Fidelity -                Fidelity -
                                   VIP Money     VIP High    VIP Equity-   Fidelity -      VIP
                                     Market       Income        Income     VIP Growth    Overseas
                                   Subaccount   Subaccount    Subaccount   Subaccount   Subaccount
                                   ---------------------------------------------------------------
Units outstanding at January 1,
  2000                              6,601,567   10,181,360   19,519,404    16,506,703    4,259,782
  Units purchased                     803,672      465,942      944,431     4,256,697    1,806,778
  Units redeemed and transferred     (555,101)    (647,251)  (1,785,186)    2,895,777    1,448,040
                                   ---------------------------------------------------------------
Units outstanding at
  December 31, 2000                 6,850,138   10,000,051   18,678,649    23,659,177    7,514,600
  Units purchased                     507,232      224,149      538,828       830,110      285,874
  Units redeemed and transferred    3,458,204     (975,909)    (553,869)   (2,355,003)    (414,384)
                                   ---------------------------------------------------------------
Units outstanding at
  December 31, 2001                10,815,574    9,248,291   18,663,608    22,134,284    7,386,090
                                   ===============================================================

                                   Fidelity -   Fidelity -    Fidelity -
                                     VIP II       VIP II     VIP II Asset     Fidelity -     Fidelity -
                                   Investment     Asset        Manager:         VIP II         VIP II
                                   Grade Bond    Manager       Growth       Contrafund(R)    Index 500
                                   Subaccount   Subaccount   Subaccount      Subaccount     Subaccount
                                   --------------------------------------------------------------------
Units outstanding at January 1,
  2000                             17,317,563    9,898,891     5,230,420      15,587,676     34,907,301
  Units purchased                     819,645      625,120       714,711       3,013,088      5,478,273
  Units redeemed and transferred   (1,848,426)     125,219       700,499       1,596,684      2,392,161
                                   --------------------------------------------------------------------
Units outstanding at
  December 31, 2000                16,288,782   10,649,230     6,645,630      20,197,448     42,777,735
  Units purchased                     440,250      141,628       107,238         794,115      1,093,827
  Units redeemed and transferred    2,507,344   (1,027,180)     (553,970)     (1,291,151)    (4,060,819)
                                   --------------------------------------------------------------------
Units outstanding at
  December 31, 2001                19,236,376    9,763,678     6,198,898      19,700,412     39,810,743
                                   ====================================================================

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                    Notes to Financial Statements (continued)

3. Accumulation Units Outstanding (continued)

                                         Fidelity -    Fidelity -
                                          VIP III       VIP III     Fidelity -   Fidelity -
                                          Growth        Growth &      VIP III      VIP III
                                       Opportunities     Income      Balanced      Mid Cap
                                         Subaccount    Subaccount   Subaccount   Subaccount
                                       ----------------------------------------------------

Units outstanding at January 1, 2000    10,686,016     15,726,678   12,752,469     467,355
  Units purchased                        1,346,614      1,746,650    1,006,996   2,457,208
  Units redeemed and transferred          (156,398)      (222,448)    (444,903)  3,918,510
                                        --------------------------------------------------
Units outstanding at December 31,
  2000                                  11,876,232     17,250,880   13,314,562   6,843,073
  Units purchased                          358,310        394,012      154,278     473,200
  Units redeemed and transferred        (1,132,675)    (1,357,256)    (940,375)    (55,446)
                                        --------------------------------------------------
Units outstanding at December 31,
  2001                                  11,101,867     16,287,636   12,528,465   7,260,827
                                        ==================================================

4. Financial Highlights

The Mutual Fund Account offers both a return of premium death benefit and an annual step-up death benefit. These death benefit options have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in Note 5 to the financial statements. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                                 At December 31, 2001                       Year Ended December 31, 2001
                       -----------------------------------------   ------------------------------------------------
                                      Unit Fair
                                        Value                      Investment   Expense Ratio**    Total Return***
                                      Lowest to          Net         Income        Lowest               Lowest
Subaccount               Units         Highest         Assets        Ratio*      to Highest           to Highest
----------------------------------------------------------------   ------------------------------------------------

Fidelity - VIP Money
   Market              10,815,574   $1.21 to $1.22   $13,121,076      3.87%      1.25% to 1.40%     2.75% to 2.90%
Fidelity - VIP High
   Income               9,248,291        0.78          7,234,217     13.60        1.25 to 1.40    (12.96) to (12.83)
Fidelity - VIP
   Equity-Income       18,663,608    1.47 to 1.48     27,569,678      1.71        1.25 to 1.40     (6.28) to (6.14)
Fidelity - VIP
   Growth              22,134,284    1.64 to 1.65     36,317,271      0.08        1.25 to 1.40    (18.79) to (18.67)

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

                                  At December 31, 2001                      Year Ended December 31, 2001
                      ------------------------------------------   --------------------------------------------------
                                     Unit Fair
                                       Value                       Investment   Expense Ratio**     Total Return***
                                     Lowest to           Net         Income        Lowest               Lowest
Subaccount              Units         Highest          Assets        Ratio*      to Highest           to Highest
----------------------------------------------------------------   --------------------------------------------------

Fidelity - VIP
   Overseas            7,386,090   $1.08 to $1.09    $ 7,987,815      5.35%      1.25% to 1.40%   (22.26)% to (22.15)%
Fidelity - VIP II
   Investment Grade
   Bond               19,236,376    1.33 to 1.34      25,631,068      4.70        1.25 to 1.40        6.96 to 7.12
Fidelity - VIP II
   Asset Manager       9,763,678    1.33 to 1.34      13,026,962      4.38        1.25 to 1.40      (5.42) to (5.28)
Fidelity - VIP II
   Asset Manager:
   Growth              6,198,898    1.29 to 1.30       7,995,317      3.00        1.25 to 1.40      (8.68) to (8.54)
Fidelity - VIP II
   Contrafund(R)      19,700,412    1.55 to 1.56      30,610,465      0.81        1.25 to 1.40     (13.46) to (13.33)
Fidelity - VIP II
   Index 500          39,810,743    1.53 to 1.55      61,306,767      1.21        1.25 to 1.40     (13.32) to (13.19)
Fidelity - VIP III
   Growth
   Opportunities      11,101,867    1.07 to 1.08      11,926,212      0.39        1.25 to 1.40     (15.61) to (15.48)
Fidelity - VIP III
   Growth & Income    16,287,636    1.46 to 1.47      23,777,970      1.36        1.25 to 1.40     (10.01) to (9.88)
Fidelity - VIP III
   Balanced           12,528,465        1.26          15,778,466      3.81        1.25 to 1.40      (2.94) to (2.80)
Fidelity - VIP III
   Mid Cap             7,260,827        1.70          12,350,611      0.00        1.25 to 1.40      (4.55) to (4.41)

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
*** These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                  Retirement Builder Variable Annuity Account -
                   Retirement Income Builder Variable Annuity

                    Notes to Financial Statements (continued)

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of $30 per contract. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owner's individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owner's individual account. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owner's account for administrative expenses.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

                                                                     RETIREMENT
                                                              INCOME BUILDER II
                                                               VARIABLE ANNUITY

                                                                 Issued Through
                                                    RETIREMENT BUILDER VARIABLE
                                                                ANNUITY ACCOUNT
                                                                             by
                                            TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus-May 1, 2002

This flexible premium deferred annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and thirty-four underlying fund portfolios. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.


This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Retirement Income Builder II Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2002. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.


Please note that the policies and the underlying funds:
..  are not bank deposits
..  are not federally insured
..  are not endorsed by any bank or government agency
..  are not guaranteed to achieve their goal
..  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
AEGON/Transamerica Series Fund, Inc.
 Janus Growth

 Transamerica Equity

 Van Kampen Emerging Growth

AIM Variable Insurance Funds-Series I shares

 AIM V.I. Capital Appreciation Fund

 AIM V.I. Core Equity Fund

 AIM V.I. Government Securities Fund

 AIM V.I. Premier Equity Fund


Dreyfus Stock Index Fund- Initial Class

Dreyfus Variable Investment Fund
 Dreyfus VIF-Money Market Portfolio

Dreyfus Variable Investment Fund-Initial Class
 Dreyfus VIF-Small Company Stock Portfolio

MFS(R) Variable Insurance TrustSM
 MFS Emerging Growth Series
 MFS Research Series
 MFS Total Return Series
 MFS Utilities Series

Nations Separate Account Trust
 Nations High Yield Bond Portfolio
 Nations International Value Portfolio
 Nations Marsico Focused Equities Portfolio

 Nations Marsico Growth Portfolio

 Nations Marsico International Opportunities Portfolio
 Nations Marsico 21st Century Portfolio
 Nations MidCap Growth Portfolio

Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer Global Securities Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
 Oppenheimer Strategic Bond Fund/VA

Variable Insurance Products Fund-Service Class 2

 Fidelity-VIP Balanced Portfolio


 Fidelity-VIP Contrafund(R) Portfolio

 Fidelity-VIP Equity-Income Portfolio
 Fidelity-VIP Growth Portfolio

 Fidelity-VIP Growth & Income Portfolio

 Fidelity-VIP High Income Portfolio
 Fidelity-VIP Investment Grade Bond Portfolio
 Fidelity-VIP Mid Cap Portfolio

TABLE OF CONTENTS                                                           Page
GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY POLICY FEE TABLE...................................................   9

EXAMPLES...................................................................  12

1.THE ANNUITY POLICY.......................................................  17

2.PURCHASE.................................................................  17
  Policy Issue Requirements................................................  17
  Premium Payments.........................................................  17
  Initial Premium Requirements.............................................  17
  Additional Premium Payments..............................................  18
  Maximum Total Premium Payments...........................................  18
  Allocation of Premium Payments...........................................  18
  Policy Value.............................................................  18

3.INVESTMENT CHOICES.......................................................  18
  The Separate Account.....................................................  18
  The Fixed Account........................................................  19
  Transfers................................................................  20

4.PERFORMANCE..............................................................  21

5.EXPENSES.................................................................  21
  Surrender Charges........................................................  21
  Excess Interest Adjustment...............................................  22
  Mortality and Expense Risk Fees..........................................  22
  Administrative Charges...................................................  22
  Premium Taxes............................................................  23
  Federal, State and Local Taxes...........................................  23
  Transfer Fee.............................................................  23
  Family Income Protector..................................................  23
  Beneficiary Earnings Enhancement.........................................  23
  Portfolio Fees and Expenses..............................................  23

6.ACCESS TO YOUR MONEY.....................................................  23
  Surrenders...............................................................  23
  Delay of Payment and Transfers...........................................  24
  Excess Interest Adjustment...............................................  24

7.ANNUITY PAYMENTS
  (THE INCOME PHASE).......................................................  24
  Annuity Payment Options..................................................  25

8.DEATH BENEFIT............................................................  26
  When We Pay A Death Benefit..............................................  26
  When We Do Not Pay A Death Benefit.......................................  26
  Amount of Death Benefit..................................................  27
  Guaranteed Minimum Death Benefit.........................................  27
  Adjusted Partial Surrender...............................................  28



                                                                           Page
9.TAXES...................................................................  28
  Annuity Policies in General.............................................  28
  Qualified and Nonqualified Policies.....................................  28
  Surrenders-Qualified Policies...........................................  29
  Surrenders-403(b) Policies..............................................  29
  Diversification and Distribution Requirements...........................  29
  Surrenders-Nonqualified Policies........................................  29
  Taxation of Death Benefit Proceeds......................................  30
  Annuity Payments........................................................  30
  Annuity Contracts Purchased by Nonresident Aliens and Foreign
   Corporations...........................................................  31
  Transfers, Assignments or Exchanges of Policies.........................  31
  Possible Tax Law Changes................................................  31
  Separate Account Charges................................................  31

10.ADDITIONAL FEATURES....................................................  31
  Systematic Payout Option................................................  31
  Family Income Protector.................................................  31
  Beneficiary Earnings Enhancement........................................  34
  Nursing Care and Terminal Condition Withdrawal Option...................  35
  Unemployment Waiver.....................................................  35
  Telephone Transactions..................................................  35
  Dollar Cost Averaging Program...........................................  36
  Asset Rebalancing.......................................................  37

11.OTHER INFORMATION......................................................  37
  Ownership...............................................................  37
  Assignment..............................................................  37
  Transamerica Life Insurance Company.....................................  37
  The Separate Account....................................................  37
  Mixed and Shared Funding................................................  38
  Exchanges and Reinstatements............................................  38
  Voting Rights...........................................................  38
  Distributor of the Policies.............................................  39
  IMSA....................................................................  39
  Legal Proceedings.......................................................  39

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............  40

APPENDIX A
Condensed Financial Information...........................................  41

APPENDIX B
Historical Performance Data...............................................  49

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustment.

Annuitant--The person during whose life any annuity payments involving life contingencies will be based on.


Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.


Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment-A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.


Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information given to us to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
..  premium payments; minus
..  partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
..  interest credited in the fixed account; plus
..  accumulated gains in the separate account; minus
..  losses in the separate account; minus
..  service charges, rider fees, premium taxes and transfer fees, if any.

Separate Account--The Retirement Income Builder II Variable Annuity division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your)--The owner of the contract.


                            (Note: The SAI contains
                          a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica , we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and a fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.


This policy offers thirty-four subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

Janus Growth

Transamerica Equity(/1/)

Van Kampen Emerging Growth
AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund-Series I shares(/2/)


AIM V.I. Government Securities Fund-Series I shares


AIM V.I. Premier Equity Fund-Series I shares(/3/)

Dreyfus Stock Index Fund-Initial Class
Dreyfus VIF-Money Market Portfolio
Dreyfus VIF-Small Company Stock Portfolio-Initial Class
MFS Emerging Growth Series
MFS Research Series
MFS Total Return Series
MFS Utilities Series
Nations High Yield Bond Portfolio
Nations International Value Portfolio
Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio(/4/)

Nations Marsico International Opportunities Portfolio
Nations Marsico 21st Century Portfolio
Nations MidCap Growth Portfolio
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Strategic Bond Fund/VA

Fidelity-VIP Balanced Portfolio-Service Class 2


Fidelity-VIP Contrafund(R) Portfolio-Service Class 2

Fidelity-VIP Equity-Income Portfolio-Service Class 2
Fidelity-VIP Growth Portfolio-Service Class 2

Fidelity-VIP Growth & Income Portfolio-Service Class 2

Fidelity-VIP High Income Portfolio-Service Class 2
Fidelity-VIP Investment Grade Bond Portfolio- Service Class 2
Fidelity-VIP Mid Cap Portfolio-Service Class 2

(/1/As)of May 1, 2002, Transamerica Variable Insurance Funds, Inc., merged with

   AEGON/Transamerica Series Fund, Inc. Therefore, the following fund was moved into the AEGON/Transameria Series Fund, Inc. trust and renamed as follows:
   Transamerica VIF Growth Portfolio is now Transamerica Equity.


(/2/Formerly)known as AIM V.I. Growth and Income Fund.


(/3/Formerly)known as AIM V.I. Value Fund.


(/4/Formerly)known as Nations Marsico Growth & Income Portfolio.


Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices. While we currently do not charge for transfers, we reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.


4.PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6.0% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. To calculate surrender charges, we consider the premium you paid to come out before any earnings. We will calculate surrender charges by taking the earnings, if any, out before premium payments.


Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of either 1.25% from the assets in each subaccount for the Return of Premium Death Benefit. An additional 0.15% fee will be charged if you elect the 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit.


During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.


If you elect the Family Income Protector, there is an annual fee during the accumulation phase of 0.35% of the minimum annuitization value. If you receive annuity payments under the rider, then during the income phase, there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.


If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value.


The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to 10% of the policy value free of surrender charges each policy year. The amount that may be taken free of surrender charges is referred to as the cumulative free percentage. Any cumulative free percentage that is not taken in one year is carried forward and is available to be taken in the following policy year.


Amounts surrendered in excess of the cumulative free percentage may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited.

You can not take money out during the income phase, although you will generally be receiving annuity payments.


7.  ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Family Income Protector, guarantees a minimum amount for each payment.


8. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you may choose one of the following guaranteed minimum death benefits:
..  Return of Premium
..  5% Annually Compounding
..  Annual Step-Up

Charges are lower for the Return of Premium Death Benefit than they are for the other death benefits.


After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9. TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For non-qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.


10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

.. You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "Systematic Payout Option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.


.. You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "Family Income Protector." There is an extra charge for this rider.

.. You can elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the "Beneficiary Earnings Enhancement." There is an extra charge for this rider.


.. Under certain medically related circumstances, we will allow you to fully or partially surrender your policy value without a surrender charge and excess interest adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option."


.. Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "Unemployment Waiver."


.. You may generally make transfers and/or change the allocation of additional premium payments by telephone.

.. You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "Dollar Cost Averaging."


.. We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "Asset Rebalancing."


These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11.OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be permitted by state law. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void.


No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.


Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.


There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Family Income Protector and the Beneficiary Earnings Enhancement, make this policy appropriate for your needs.


State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.


Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

12.INQUIRIES

 If you need more information, please contact us at:

 Administrative and Service Office
 Financial Markets Division
 Variable Annuity Department
 Transamerica Life Insurance Company
 4333 Edgewood Road NE
 P.O. Box 3183
 Cedar Rapids, IA 52406-3183

You may check your policy at www.talife.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site. You should protect your PIN, because one-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

               ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE)

--------------------------------------------------------------------------------

       Policy Owner Transaction Expenses

--------------------------------------------------------------------------------

  Sales Load On Purchase
   Payments..............                   0
  Maximum Surrender
   Charge
  (as a % of Premium
   Payments
   Surrendered)(/1/).....                6%
  Annual Service
   Charge(/2/)........... $0-$30 Per Policy
  Transfer Fee(/3/)......            $0-$10
  Optional Rider Fees:
  Family Income
   Protector(/4/)........             0.35%
  Beneficiary Earnings
   Enhancement(/5/)......             0.25%

    Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk
 Fees(/6/).................        1.10%
Administrative Charge......        0.15%
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES...........        1.25%
Optional Separate Account Expenses:
5% Annually Compounding
 Death Benefit(/7/)........        0.15%
Annual Step Up Death
 Benefit(/7/)..............        0.15%
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES WITH
 HIGHEST OPTIONAL SEPARATE
 ACCOUNT EXPENSES(/8/).....        1.40%

--------------------------------------------------------------------------------
                         Portfolio Annual Expenses(/9/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)

--------------------------------------------------------------------------------
                                                                         Total
                                                                 Rule  Portfolio
                                             Management  Other   12b-1  Annual
                                                Fees    Expenses Fees  Expenses
--------------------------------------------------------------------------------
  Janus Global(/10/).......................    0.80%     0.15%   0.00%   0.95%
  Janus Growth.............................    0.80%     0.09%   0.00%   0.89%
  Transamerica Equity......................    0.75%     0.10%   0.00%   0.85%
  Van Kampen Emerging Growth...............    0.80%     0.12%   0.00%   0.92%
  AIM V.I. Capital Appreciation Fund-Series
   I shares................................    0.61%     0.24%   0.00%   0.85%
  AIM V.I. Core Equity Fund-Series I
   shares..................................    0.61%     0.21%   0.00%   0.82%
  AIM V.I. Government Securities Fund-
   Series I shares.........................    0.50%     0.58%   0.00%   1.08%
  AIM V.I. Premier Equity Fund.............    0.60%     0.25%   0.00%   0.85%
  Dreyfus Stock Index Fund-Initial Class...    0.25%     0.01%   0.00%   0.26%
  Dreyfus VIF-Money Market Portfolio.......    0.50%     0.08%   0.00%   0.58%
  Dreyfus VIF-Small Company Stock
   Portfolio-Initial Class.................    0.75%     0.28%   0.00%   1.03%
  MFS Emerging Growth Series(/11/).........    0.75%     0.12%   0.00%   0.87%
  MFS Research Series(/11/)................    0.75%     0.15%   0.00%   0.90%
  MFS Total Return Series(/11/)............    0.75%     0.14%   0.00%   0.89%
  MFS Utilities Series(/11/)...............    0.75%     0.18%   0.00%   0.93%
  Nations High Yield Bond
   Portfolio(/12/)(/13/)...................    0.00%     1.00%   0.00%   1.00%
  Nations International Value
   Portfolio(/12/)(/13/)...................    0.00%     1.25%   0.00%   1.25%
  Nations Marsico Focused Equities
   Portfolio(/12/).........................    0.75%     0.38%   0.00%   1.13%
  Nations Marsico Growth Portfolio(/12/)...    0.75%     0.43%   0.00%   1.18%
  Nations Marsico International
   Opportunities Portfolio(/12/)(/13/).....    0.00%     1.25%   0.00%   1.25%
  Nations Marsico 21st Century
   Portfolio(/12/)(/13/)...................    0.00%     1.10%   0.00%   1.10%
  Nations MidCap Growth
   Portfolio(/12/)(/13/)...................    0.00%     1.00%   0.00%   1.00%
  Oppenheimer Capital Appreciation Fund/VA.    0.64%     0.04%   0.00%   0.68%
  Oppenheimer Global Securities Fund/VA....    0.64%     0.06%   0.00%   0.70%
  Oppenheimer High Income Fund/VA..........    0.74%     0.05%   0.00%   0.79%
  Oppenheimer Main Street Growth & Income
   Fund/VA.................................    0.68%     0.05%   0.00%   0.73%
  Oppenheimer Strategic Bond Fund/VA.......    0.74%     0.05%   0.00%   0.79%
  Fidelity-VIP Balanced-Service Class
   2(/14/).................................    0.43%     0.15%   0.25%   0.83%
  Fidelity-VIP Contrafund(R)-Service Class
   2(/14/).................................    0.58%     0.11%   0.25%   0.94%
  Fidelity-VIP Equity-Income-Service Class
   2(/14/).................................    0.48%     0.11%   0.25%   0.84%
  Fidelity-VIP Growth-Service Class
   2(/14/).................................    0.58%     0.10%   0.25%   0.93%
  Fidelity-VIP Growth & Income-Service
   Class 2(/14/)...........................    0.48%     0.11%   0.25%   0.84%
  Fidelity-VIP High Income-Service Class 2.    0.58%     0.15%   0.25%   0.98%
  Fidelity-VIP Investment Grade Bond-
   Service Class 2.........................    0.43%     0.14%   0.25%   0.82%
  Fidelity-VIP Mid Cap-Service Class
   2(/14/).................................    0.58%     0.11%   0.25%   0.94%

(/1/The)surrender charge is decreased based on the number of years since the premium payment was made, from 6% in the year in which the premium payment was made to 0% in the sixth year after the premium payment was made. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account.

(/2/The)service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account's policy value as a percentage of the policy's total policy value.

(/3/The)transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/4/The)Family Income Protector fee is 0.35% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted . See Section 5, Expenses.


(/5/The)annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.


(/6/The)mortality and expense risk fee shown (1.10%) is for the "Return of Premium Death Benefit."


(/7/The)fee for the "5% Annually Compounding Death Benefit" and the "Annual
    Step Up Death Benefit" is in addition to the mortality and expense risk fee (1.10%).


(/8/The)fee for either the 5% Annually Compounding Death Benefit or the Annual
    Step Up Death Benefit is included herein. The two optional death benefits may not be elected together.


(/9/The)fee table information relating to the underlying funds was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. The expenses are for the fiscal year ended December 31, 2001, unless otherwise stated.

(/10/)Effective September 1, 2000, the Janus Global subaccount was closed to new investors.

(/11/Each)series has an expenses offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series which its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. The ratios for Other Expenses and Total Underlying Fund Annual Expenses (reduced by custodial offset arrangements), respectively, would have been as follows: Emerging Growth Series--0.11% and 0.86%; Research Series--0.14% and 0.89%; Total Return Series--0.13% and 0.88%; and Utilities Series--0.17% and 0.92%.


(/12/Each)Nations portfolio is subject to fees up to 0.25% of its average daily net assets pursuant to a shareholder servicing and distribution plan. The shareholder servicing and distribution plan provides that a portfolio may pay banks, broker/dealers, insurance companies, or other financial institutions that have entered into sales agreements with Stephens Inc., the distributor of the portfolio, or a shareholder servicing agreement with the portfolio for certain expenses that are incurred in connection with sales support and shareholder services. Currently, shareholder servicing and distribution fees are being waived by each Nations portfolio through April 30, 2003. There is no assurance that these waivers will continue after this date. Absent these waivers, total portfolio annual expenses for the following funds would be: 1.38%--Nations Marsico Focused Equities Portfolio; and 1.43%--Nations Marsico Growth.


(/13/The)investment advisor and/or other services providers to these portfolios have agreed to waive a portion of their fees and/or reimburse expenses, including distribution fees, through April 30, 2003, in order to maintain total portfolio operating expenses at the levels shown. There is no assurance that these waivers and/or reimbursements will continue after this date. Absent these waivers and/or reimbursements, total portfolio annual expenses would be: 2.13%--Nations High Yield Bond Portfolio; 3.03%--Nations International Value Portfolio; 2.51%--Nations Marsico International Opportunities Portfolio; 3.47%--Nations Marsico 21st Century Portfolio; and 5.73%--Nations MidCap Growth Portfolio.


(/14/The)expenses presented in the table are shown without brokerage/custodial expense reductions. With these reductions, the portfolios' other expenses and total expenses would have been: Equity-Income Portfolio--0.10% and 0.83%; Growth Portfolio--0.07% and 0.90%; Contrafund(R) Portfolio--0.07% and 0.90%; Growth & Income Portfolio--0.09% and 0.82%; Balanced Portfolio--0.13% and 0.81%; Mid Cap Portfolio--0.05% and 0.88%.

EXAMPLES--TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable2 subaccount,, and assuming no optional riders or features have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = 5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit


                                   If the Policy is
                                     surrendered         If the Policy is annuitized at
                                  at the end of the      the end of the applicable time
                                      applicable        period or if the Policy is still
                                     time period.          in the accumulation phase.
                                   ------------------------------------------------------
                                 1      3     5    10      1        3       5      10
  Subaccounts                   Year  Years Years Years   Year    Years   Years   Years
-----------------------------------------------------------------------------------------
  Janus Global               A  $77   $113  $132  $265   $    23  $    72$    124$    265
                                ---------------------------------------------------------
                             B  $79   $117  $140  $280   $    25  $    77$    131$    280
-----------------------------------------------------------------------------------------
  Janus Growth               A  $77   $111  $129  $259   $    23  $    71$    121$    259
                                ---------------------------------------------------------
                             B  $78   $116  $137  $274   $    24  $    75$    128$    274
-----------------------------------------------------------------------------------------
  Transamerica Equity        A  $76   $110  $127  $255   $    22  $    69$    119$    255
                                ---------------------------------------------------------
                             B  $78   $114  $135  $270   $    24  $    74$    126$    270
-----------------------------------------------------------------------------------------
  Van Kampen Emerging
   Growth                    A  $77   $112  $131  $262   $    23  $    71$    122$    262
                                ---------------------------------------------------------
                             B  $79   $117  $139  $277   $    25  $    76$    130$    277
-----------------------------------------------------------------------------------------
  AIM V.I. Capital
   Appreciation Fund--       A  $76   $110  $127  $255   $    22  $    69$    119$    255
                                ---------------------------------------------------------
   Series I shares           B  $78   $114  $135  $270   $    24  $    74$    126$    270
-----------------------------------------------------------------------------------------
  AIM V.I. Core Equity
   Fund--Series I shares     A  $76   $109  $126  $252   $    22  $    68$    117$    252
                                ---------------------------------------------------------
                             B  $78   $113  $133  $267   $    24  $    73$    125$    267
-----------------------------------------------------------------------------------------
  AIM V.I. Government
   Securities Fund--         A  $79   $117  $139  $278   $    25  $    76$    130$    278
                                ---------------------------------------------------------
   Series I shares           B  $80   $121  $147  $293   $    26  $    81$    138$    293
-----------------------------------------------------------------------------------------
  AIM V.I. Premier Equity
   Fund--Series I shares     A  $76   $110  $127  $255   $    22  $    69$    119$    255
                                ---------------------------------------------------------
                             B  $78   $114  $135  $270   $    24  $    74$    126$    270
-----------------------------------------------------------------------------------------
  Dreyfus Stock Index
   Fund--Initial Class       A  $70   $ 91  $ 97  $193   $    17  $    51$     88$    193
                                ---------------------------------------------------------
                             B  $72   $ 96  $105  $209   $    18  $    56$     96$    209
-----------------------------------------------------------------------------------------
  Dreyfus VIF--Money
   Market                    A  $74   $101  $113  $227   $    20  $    61$    105$    227
                                ---------------------------------------------------------
                             B  $75   $106  $121  $243   $    21  $    66$    113$    243
-----------------------------------------------------------------------------------------
  Dreyfus VIF--Small
   Company Stock--           A  $78   $115  $136  $273   $    24  $    75$    128$    273
                                ---------------------------------------------------------
   Initial Class             B  $80   $120  $144  $288   $    26  $    79$    135$    288
-----------------------------------------------------------------------------------------
  MFS Emerging Growth
   Series                    A  $77   $110  $128  $257   $    23  $    70$    120$    257
                                ---------------------------------------------------------
                             B  $78   $115  $136  $272   $    24  $    74$    127$    272
-----------------------------------------------------------------------------------------
  MFS Research Series        A  $77   $111  $130  $260   $    23  $    71$    121$    260
                                ---------------------------------------------------------
                             B  $78   $116  $138  $275   $    24  $    75$    129$    275
-----------------------------------------------------------------------------------------
  MFS Total Return Series    A  $77   $111  $129  $259   $    23  $    71$    121$    259
                                ---------------------------------------------------------
                             B  $78   $116  $137  $274   $    24  $    75$    128$    274
-----------------------------------------------------------------------------------------
  MFS Utilities Series       A  $77   $112  $131  $263   $    23  $    72$    123$    263
                                ---------------------------------------------------------
                             B  $79   $117  $139  $278   $    25  $    76$    130$    278
-----------------------------------------------------------------------------------------

EXAMPLES TABLE A--continued . . .


                                   If the Policy is
                                     surrendered         If the Policy is annuitized at
                                  at the end of the      the end of the applicable time
                                      applicable        period or if the Policy is still
                                     time period.          in the accumulation phase.
                                    -----------------------------------------------------
                                 1     3     5    10
  Subaccounts                   Year Years Years Years 1 Year  3 Years  5 Years  10 Years
-----------------------------------------------------------------------------------------
  Nations High Yield Bond     A $78  $114  $135  $270  $    24  $    74 $    126 $    270
                                 --------------------------------------------------------
                              B $79  $119  $143  $285  $    25  $    78 $    134 $    285
-----------------------------------------------------------------------------------------
  Nations International
   Value                      A $80  $122  $148  $295  $    26  $    81 $    139 $    295
                                 --------------------------------------------------------
                              B $82  $127  $155  $310  $    28  $    86 $    146 $    310
-----------------------------------------------------------------------------------------
  Nations Marsico Focused
   Equities                   A $79  $118  $142  $283  $    25  $    78 $    133 $    283
                                 --------------------------------------------------------
                              B $81  $123  $149  $298  $    27  $    82 $    140 $    298
-----------------------------------------------------------------------------------------
  Nations Marsico Growth      A $80  $120  $144  $288  $    26  $    79 $    135 $    288
                                 --------------------------------------------------------
                              B $81  $124  $152  $303  $    27  $    84 $    143 $    303
-----------------------------------------------------------------------------------------
  Nations Marsico
   International
   Opportunities              A $80  $122  $148  $295  $    26  $    81 $    139 $    295
                                 --------------------------------------------------------
                              B $82  $127  $155  $310  $    28  $    86 $    146 $    310
-----------------------------------------------------------------------------------------
  Nations Marsico 21st
   Century                    A $79  $117  $140  $280  $    25  $    77 $    131 $    280
                                 --------------------------------------------------------
                              B $80  $122  $148  $295  $    26  $    81 $    139 $    295
-----------------------------------------------------------------------------------------
  Nations MidCap Growth       A $78  $114  $135  $270  $    24  $    74 $    126 $    270
                                 --------------------------------------------------------
                              B $79  $119  $143  $285  $    25  $    78 $    134 $    285
-----------------------------------------------------------------------------------------
  Oppenheimer Capital
   Appreciation Fund/VA       A $75  $104  $119  $238  $    21  $    64 $    110 $    238
                                 --------------------------------------------------------
                              B $76  $109  $126  $253  $    22  $    69 $    118 $    253
-----------------------------------------------------------------------------------------
  Oppenheimer Global
   Securities Fund/VA         A $75  $105  $120  $240  $    21  $    65 $    111 $    240
                                 --------------------------------------------------------
                              B $76  $110  $127  $255  $    22  $    69 $    119 $    255
-----------------------------------------------------------------------------------------
  Oppenheimer High Income
   Fund/VA                    A $76  $108  $124  $249  $    22  $    67 $    116 $    249
                                 --------------------------------------------------------
                              B $77  $113  $132  $264  $    23  $    72 $    123 $    264
-----------------------------------------------------------------------------------------
  Oppenheimer Main Street     A $75  $106  $121  $243  $    21  $    66 $    113 $    243
                                 --------------------------------------------------------
   Growth & Income Fund/VA    B $77  $111  $129  $258  $    23  $    70 $    120 $    258
-----------------------------------------------------------------------------------------
  Oppenheimer Strategic
   Bond Fund/VA               A $76  $108  $124  $249  $    22  $    67 $    116 $    249
                                 --------------------------------------------------------
                              B $77  $113  $132  $264  $    23  $    72 $    123 $    264
-----------------------------------------------------------------------------------------
  Fidelity--VIP Balanced
   Service Class 2            A $76  $109  $126  $253  $    22  $    69 $    118 $    253
                                 --------------------------------------------------------
                              B $78  $114  $134  $268  $    24  $    74 $    126 $    270
-----------------------------------------------------------------------------------------
  Fidelity--VIP
   Contrafund(R) Service
   Class 2                    A $77  $113  $132  $264  $    23  $    72 $    123 $    264
                                 --------------------------------------------------------
                              B $79  $117  $140  $279  $    25  $    77 $    131 $    279
-----------------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income Service Class 2     A $76  $109  $127  $254  $    22  $    69 $    118 $    254
                                 --------------------------------------------------------
                              B $78  $114  $134  $269  $    24  $    74 $    126 $    269
-----------------------------------------------------------------------------------------
  Fidelity--VIP Growth
   Service Class 2            A $77  $112  $131  $263  $    23  $    72 $    123 $    263
                                 --------------------------------------------------------
                              B $79  $117  $139  $278  $    25  $    76 $    130 $    278
-----------------------------------------------------------------------------------------
  Fidelity--VIP Growth &
   Income                     A $76  $109  $127  $254  $    22  $    69 $    118 $    254
                                 --------------------------------------------------------
   Service Class 2            B $78  $114  $134  $269  $    24  $    74 $    126 $    269
-----------------------------------------------------------------------------------------
  Fidelity--VIP High
   Income                     A $78  $114  $134  $268  $    24  $    73 $    125 $    268
                                 --------------------------------------------------------
   Service Class 2            B $79  $118  $142  $283  $    25  $    78 $    133 $    283
-----------------------------------------------------------------------------------------
  Fidelity--VIP Investment
   Grade Bond                 A $76  $109  $126  $252  $    22  $    68 $    117 $    252
                                 --------------------------------------------------------
   Service Class 2            B $78  $113  $133  $267  $    24  $    73 $    125 $    267
-----------------------------------------------------------------------------------------
  Fidelity--VIP Mid Cap       A $77  $113  $132  $264  $    23  $    72 $    123 $    264
                                 --------------------------------------------------------
   Service Class 2            B $79  $117  $140  $279  $    25  $    77 $    131 $    279
-----------------------------------------------------------------------------------------

EXAMPLES--TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming both the Family Income Protector and the Beneficiary Earnings Enhancement have been selected:


The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = 5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit

                                                            If the Policy is
                                                         annuitized at the end
                                     If the Policy is      of the applicable
                                  surrendered at the end time period or if the
                                  of the applicable time Policy is still in the
                                         period.          accumulation phase.
                                   --------------------------------------------
                                   1     3     5    10    1     3     5    10
  Subaccounts                     Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
  Janus Global                 A  $83  $130  $161  $325  $29   $89  $152  $325
                                -----------------------------------------------
                               B  $84  $135  $169  $340  $30   $94  $160  $340
-------------------------------------------------------------------------------
  Janus Growth                 A  $82  $128  $158  $320  $28   $87  $149  $320
                                -----------------------------------------------
                               B  $84  $133  $166  $334  $30   $92  $157  $334
-------------------------------------------------------------------------------
  Transamerica Equity          A  $82  $127  $156  $316  $28   $86  $147  $316
                                -----------------------------------------------
                               B  $83  $131  $164  $330  $29   $91  $155  $330
-------------------------------------------------------------------------------
  Van Kampen Emerging Growth   A  $83  $129  $160  $322  $29   $88  $151  $322
                                -----------------------------------------------
                               B  $84  $134  $167  $337  $30   $93  $158  $337
-------------------------------------------------------------------------------
  AIM V.I. Capital
   Appreciation Fund--         A  $82  $127  $156  $316  $28   $86  $147  $316
                                -----------------------------------------------
   Series I shares             B  $83  $131  $164  $330  $29   $91  $155  $330
-------------------------------------------------------------------------------
  AIM V.I. Core Equity
   Fund--Series I shares       A  $82  $126  $155  $313  $28   $85  $146  $313
                                -----------------------------------------------
                               B  $83  $131  $162  $327  $29   $90  $153  $327
-------------------------------------------------------------------------------
  AIM V.I. Government
   Securities Fund--           A  $84  $134  $168  $338  $30   $93  $159  $338
                                -----------------------------------------------
   Series I shares             B  $86  $138  $175  $352  $32   $97  $166  $352
-------------------------------------------------------------------------------
  AIM V.I. Premier Equity
   Fund--                      A  $82  $127  $156  $316  $28   $86  $147  $316
                                -----------------------------------------------
   Series I shares             B  $83  $131  $164  $330  $29   $91  $155  $330
-------------------------------------------------------------------------------
  Dreyfus Stock Index Fund--
   Initial Class               A  $76  $109  $126  $256  $22   $68  $118  $256
                                -----------------------------------------------
                               B  $77  $113  $134  $272  $24   $73  $125  $272
-------------------------------------------------------------------------------
  Dreyfus VIF--Money Market
   Portfolio                   A  $79  $119  $143  $289  $25   $78  $134  $289
                                -----------------------------------------------
                               B  $81  $123  $150  $304  $27   $83  $141  $304
-------------------------------------------------------------------------------
  Dreyfus VIF--Small Company
   Stock                       A  $84  $132  $165  $333  $30   $91  $156  $333
                                -----------------------------------------------
   Portfolio--Initial Class    B  $85  $137  $173  $347  $31   $96  $164  $347
-------------------------------------------------------------------------------
  MFS Emerging Growth Series   A  $82  $128  $157  $318  $28   $87  $148  $318
                                -----------------------------------------------
                               B  $84  $132  $165  $332  $30   $91  $156  $332
-------------------------------------------------------------------------------
  MFS Research Series          A  $82  $128  $159  $320  $28   $88  $150  $320
                                -----------------------------------------------
                               B  $84  $133  $166  $335  $30   $92  $157  $335
-------------------------------------------------------------------------------
  MFS Total Return Series      A  $82  $128  $158  $320  $28   $87  $149  $320
                                -----------------------------------------------
                               B  $84  $133  $166  $334  $30   $92  $157  $334

EXAMPLES TABLE B continued . . .


                                                          If the Policy is
                                                       annuitized at the end
                                   If the Policy is      of the applicable
                                surrendered at the end time period or if the
                                of the applicable time Policy is still in the
                                       period.          accumulation phase.
                                   ------------------------------------------
                                 1     3     5    10    1     3     5    10
  Subaccounts                   Year Years Years Years Year Years Years Years
-----------------------------------------------------------------------------
  MFS Utilities Series       A  $83  $129  $160  $323  $29   $89  $151  $323
                                ---------------------------------------------
                             B  $84  $134  $168  $338  $30   $93  $159  $338
-----------------------------------------------------------------------------
  Nations High Yield Bond    A  $83  $131  $164  $330  $29   $91  $155  $330
                                ---------------------------------------------
                             B  $85  $136  $171  $344  $31   $95  $162  $344
-----------------------------------------------------------------------------
  Nations International
   Value                     A  $86  $139  $176  $354  $32   $98  $167  $354
                                ---------------------------------------------
                             B  $87  $143  $183  $368  $33  $102  $174  $368
-----------------------------------------------------------------------------
  Nations Marsico Focused
   Equities                  A  $85  $135  $170  $343  $31   $94  $161  $343
                                ---------------------------------------------
                             B  $86  $140  $178  $357  $32   $99  $169  $357
-----------------------------------------------------------------------------
  Nations Marsico Growth     A  $85  $137  $173  $347  $31   $96  $164  $347
                                ---------------------------------------------
                             B  $87  $141  $180  $361  $33  $100  $171  $361
-----------------------------------------------------------------------------
  Nations Marsico
   International
   Opportunities             A  $86  $139  $176  $354  $32   $98  $167  $354
                                ---------------------------------------------
                             B  $87  $143  $183  $368  $33  $102  $174  $368
-----------------------------------------------------------------------------
  Nations Marsico 21st
   Century                    A $84  $135  $169  $340  $30   $94  $160  $340
                                ---------------------------------------------
                              B $86  $139  $176  $354  $32   $98  $167  $354
-----------------------------------------------------------------------------
  Nations MidCap Growth       A $83  $131  $164  $330  $29   $91  $155  $330
                                ---------------------------------------------
                              B $85  $136  $171  $344  $31   $95  $162  $344
-----------------------------------------------------------------------------
  Oppenheimer Capital
   Appreciation Fund/VA       A $80  $122  $148  $299  $26   $81  $139  $299
                                ---------------------------------------------
                              B $82  $126  $155  $314  $28   $86  $146  $314
-----------------------------------------------------------------------------
  Oppenheimer Global
   Securities Fund/VA         A $80  $122  $149  $301  $26   $82  $140  $301
                                ---------------------------------------------
                              B $82  $127  $156  $316  $28   $86  $147  $316
-----------------------------------------------------------------------------
  Oppenheimer High Income
   Fund/VA                    A $81  $125  $153  $310  $27   $84  $144  $310
                                ---------------------------------------------
                              B $83  $130  $161  $324  $29   $89  $152  $324
-----------------------------------------------------------------------------
  Oppenheimer Main Street     A $81  $123  $150  $304  $27   $83  $141  $304
                                ---------------------------------------------
   Growth & Income Fund/VA    B $82  $128  $158  $319  $28   $87  $149  $319
-----------------------------------------------------------------------------
  Oppenheimer Strategic
   Bond Fund/VA               A $81  $125  $153  $310  $27   $84  $144  $310
                                ---------------------------------------------
                              B $83  $130  $161  $324  $29   $89  $152  $324
-----------------------------------------------------------------------------
  Fidelity--VIP Balanced      A $82  $126  $155  $314  $28   $86  $146  $314
                                ---------------------------------------------
   Service Class 2            B $83  $131  $163  $328  $29   $90  $154  $328
-----------------------------------------------------------------------------
  Fidelity--VIP
   Contrafund(R)              A $83  $130  $161  $324  $29   $89  $152  $324
                                ---------------------------------------------
   Service Class 2            B $84  $134  $168  $339  $30   $93  $159  $339
-----------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income                     A $82  $127  $156  $315  $28   $86  $147  $315
                                ---------------------------------------------
   Service Class 2            B $83  $131  $163  $329  $29   $90  $154  $329
-----------------------------------------------------------------------------
  Fidelity--VIP Growth        A $83  $129  $160  $323  $29   $89  $151  $323
                                ---------------------------------------------
   Service Class 2            B $84  $134  $168  $338  $30   $93  $159  $338
-----------------------------------------------------------------------------
  Fidelity--VIP Growth &
   Income                     A $82  $127  $156  $315  $28   $86  $147  $315
                                ---------------------------------------------
   Service Class 2            B $83  $131  $163  $329  $29   $90  $154  $328

EXAMPLES TABLE B continued . . .


                                                           If the Policy is
                                                        annuitized at the end
                                    If the Policy is      of the applicable
                                 surrendered at the end time period or if the
                                 of the applicable time Policy is still in the
                                        period.          accumulation phase.
                                   -------------------------------------------
                                  1     3     5    10    1     3     5    10
  Subaccounts                    Year Years Years Years Year Years Years Years
------------------------------------------------------------------------------
  Fidelity--VIP High Income    A $83  $131  $163  $328  $29   $90  $154  $328
                                ----------------------------------------------
   Service Class 2             B $85  $135  $170  $343  $31   $94  $161  $343
------------------------------------------------------------------------------
  Fidelity--VIP Investment
   Grade Bond                  A $82  $126  $155  $313  $28   $85  $146  $313
                                ----------------------------------------------
   Service Class 2             B $83  $131  $162  $327  $29   $90  $153  $327
------------------------------------------------------------------------------
  Fidelity--VIP Mid Cap        A $83  $130  $161  $324  $29   $89  $152  $324
                                ----------------------------------------------
   Service Class 2             B $84  $134  $168  $339  $30   $93  $159  $339


Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 2001 expenses of the underlying fund portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the period shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In these examples, the annual $30 service charge is reflected as a charge of 0.0994% based on an average policy value of $30,196 (as of December 31, 2001).

1.THE ANNUITY POLICY

This prospectus describes the Retirement Income Builder II Variable Annuity offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.


The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.


The policy is a "flexible premium" annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.


The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Family Income Protector, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.


The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.


2.PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:
..  Transamerica receives all information needed to issue the policy;

..  Transamerica receives a minimum initial premium payment; and


.. The annuitant, owner and any joint owner are age 85 or younger (may be lower for qualified policies).


We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is no minimum initial premium payment for policies issued under 403(b) policies of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receives it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.


The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.


Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.


Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-80 require prior approval by Transamerica. For issue ages over 80, we allow premium payments up to $500,000.


Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.


If you allocate your premium payment to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.


You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described below under "Telephone Transactions." The allocation change will apply to premium payments received on or after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

There are currently thirty-four subaccounts available under the policy for new investors.


The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:


AEGON/TRANSAMERICA SERIES FUND, INC.
Subadvised by Janus Capital Corporation
 Janus Growth

Subadvised by Transamerica Investment Management, LLC


 Transamerica Equity

Subadvised by Van Kampen Asset Management Inc.
 Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS--SERIES I SHARES
Managed by A I M Advisors, Inc.
 AIM V.I. Capital Appreciation Fund

 AIM V.I. Core Equity Fund

 AIM V.I. Government Securities Fund

 AIM V.I. Premier Equity Fund


DREYFUS STOCK INDEX FUND
Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

DREYFUS VARIABLE INVESTMENT FUND
Managed by The Dreyfus Corporation
 Dreyfus VIF--Money Market Portfolio

DREYFUS VARIABLE INVESTMENT FUND-- INITIAL CLASS
Managed by The Dreyfus Corporation
 Dreyfus VIF--Small Company Stock Portfolio

MFS(R) VARIABLE INSURANCE TRUSTSM
Managed by Massachusetts Financial Services Company
 MFS Emerging Growth Series
 MFS Research Series
 MFS Total Return Series
 MFS Utilities Series

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Advisors, LLC

 Nations High Yield Bond Portfolio
 Nations International Value Portfolio

 Nations Marsico Focused Equities Portfolio

 Nations Marsico Growth Portfolio
 Nations Marsico International Opportunities Portfolio
 Nations Marsico 21st Century Portfolio
 Nations MidCap Growth Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer Global Securities Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
 Oppenheimer Strategic Bond Fund/VA

VARIABLE INSURANCE PRODUCTS FUND (VIP)--SERVICE CLASS 2
Managed by Fidelity Management & Research Company

 Fidelity--VIP Balanced Portfolio


 Fidelity--VIP Contrafund(R) Portfolio

 Fidelity--VIP Equity-Income Portfolio
 Fidelity--VIP Growth Portfolio

 Fidelity--VIP Growth & Income Portfolio

 Fidelity--VIP High Income Portfolio
 Fidelity--VIP Investment Grade Bond Portfolio
 Fidelity--VIP Mid Cap Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC.
Subadvised by Janus Capital Corporation
 Janus Global

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolios' investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios, and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.


We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. Upon full surrender, the excess interest adjustment will not decrease the interest credited to the guaranteed period options of your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.


If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:
.. Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

.. Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.


.. Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in exces of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount you can transfer.


Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum). Currently, there is no charge for transfers and generally no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.


During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made. Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."


Market Timing. The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on a portfolio's operations, or if a portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


We do not permit market timing. Do not invest with us if you are a market timer.


4.PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges from options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fess for any optional riders. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.


Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.


Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.


5.EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may deduct a surrender charge to compensate us for expenses relating to policy sales, including commissions to registered representatives and other promotional expenses.


You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is cumulative and is referred to as the cumulative free percentage and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.


The following schedule shows the surrender charges that apply during the five years following payment of each premium payment:

   Number of Years   Surrender Charge
    Since Premium  (as a percentage of
    Payment Date   premium surrendered)
---------------------------------------
      0-1                   6%
---------------------------------------
      1-2                   6%
---------------------------------------
      2-3                   6%
---------------------------------------
      3-4                   4%
---------------------------------------
      4-5                   2%
---------------------------------------
   5 or more                0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($21,200), you would pay a surrender charge of $528 on the remaining $8,800 (6% of $30,000-$21,200).


Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000-($80,000 x 20%))].


After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.


Surrender charges are waived under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.


Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Excess Interest Adjustment

Full and partial surrenders of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year and increase the amount credited. This adjustment may also be made to amounts applied to an annuity payment option.


Mortality and Expense Risk Fee

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge. During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.10%; for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.25%. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10% of assets. This fee is assessed daily based on the net asset value of each subaccount.


If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

..  you begin receiving annuity payments;
..  you surrender the policy; or
..  a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.


Transfer Fee

Currently there is no charge for transfers. You are allowed to make 12 free transfers per year before the annuity commencement date, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.


Family Income Protector

If you elect the Family Income Protector, there is an annual rider fee during the accumulation phase of 0.35% of the minimum annuitization value, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.


Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.


Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.


6.ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

.. by making a surrender (either a complete or partial surrender); or .. by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.


If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to 10% of the policy value free of surrender charges each policy year. The free amount is cumulative so any free amount not taken one year is available to be taken the following year free of surrender charges.

Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date we receive all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

..  the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted;
..  an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
..  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" a policy owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.


Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.


Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may be made on amounts applied to an annuity payment option.


There will be no excess interest adjustment on any of the following:
..  surrenders of cumulative interest credited;

..  nursing care or terminal condition withdrawals;


..  unemployment waiver surrenders;

..  surrenders to satisfy any minimum distribution requirements; and

.. Systematic Payout Option payments, which do not exceed the cumulative interest credited, divided by the number of payouts made per year.


Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary by state and may not be available in all states.


7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85. We may allow a later annuity commencement date, but in no event will that date be later than the last day of the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.


Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).


Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under a payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)


Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes may only occur annually if you receive stabilized payments under the Family Income Protector.


A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.


Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3--Life Income. You may choose between:
..  No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.
..  10 Years Certain (fixed or variable)--Payments will be made for the longer of the annuitant's lifetime or ten years.
.. Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:

.. No Period Certain (fixed or variable)-- Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.


Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:
..  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity with No Period Certain; and
..  the annuitant(s) dies before the date of the second (third, fourth, etc.)
   annuity payment;
THEN:
..  we may make only one (two, three, etc.) annuity payments.

IF:
..  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
..  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
.. the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.


When We Pay A Death Benefit

We will pay a death benefit IF:
.. you are both the annuitant and the owner of the policy; and .. you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:


..  you are not the annuitant; and


..  the annuitant dies before the annuity commencement date.


If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.


When We Do Not Pay A Death Benefit


We will not pay a death benefit IF:


..  you are not the annuitant; and


..  you die prior to the annuity commencement date.


Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
..  you are not the annuitant; and

.. you die on or after the annuity commencement date; and .. the entire interest in the policy has not been paid to you;
THEN:
.. the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

NOTE CAREFULLY:

If the owner does not name a contingent/successor owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a contingent/ successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent/successor owner is named in a written notice Transamerica receives.


Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit generally will be the greatest of:

..  policy value on the date we receive the required information; or

.. cash value on the date we receive the required information (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

.. guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the three guaranteed minimum death benefit options listed below (age limitations may apply).


After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A. Return of Premium Death Benefit

  The Return of Premium Death Benefit is the total premium payments, less any adjusted partial surrenders as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose one of the other options on the policy application. The charges are lower for this option than for the others.


B. 5% Annually Compounding Death Benefit

  The 5% Annually Compounding Death Benefit is the total premium payments, less any adjusted partial surrenders, plus interest at an effective annual rate of 5% from the premium payment date or surrender date to the date of death (but not later than your 81st birthday).

  The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

  There is an extra charge for this death benefit.

C. Annual Step-Up Death Benefit

  On each policy anniversary before your 81st birthday, a new "stepped-up" death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

  . the largest policy value on the policy date or on any policy anniversary before the earlier of the date of death or the owner's 81st birthday; plus
  .  any premium payments you have made since that date; minus

  .  any adjusted partial surrenders we have paid to you since that date.

  The Annual Step-Up Death Benefit is not available if the owner or annuitant is 81 or older on the policy date. There is an extra charge for this death benefit (an extra 0.15% annually).


IF, under all three death benefit options:

.. the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and

..  the guaranteed minimum death benefit is greater than the policy value;

THEN:
.. we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy, and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than total premium payments. For certain death benefits, an amount will be available free of adjustments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as adjusted partial withdrawal' in your policy.

9. TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below). You will generally not be taxed on increases in the value of your policy until a distribution occurs-- either as a surrender or as annuity payments.


When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.


Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:

.. Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
.. Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.

.. Corporate Pension and Profit-Sharing Plans and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
.. Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
..  the amount that can be contributed to the policy during any year;

..  the time when amounts can be paid from the policies; and


..  the amount of any death benefit that may be allowed.


In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders--403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when an owner:
..  reaches age 59 1/2;
..  leaves his/her job;
..  dies;
.. becomes disabled (as that term is defined in the Internal Revenue Code); or .. declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders--Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed. You should consult a tax adviser if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract,", which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See "Annuity Payments" below.


The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

..  paid on or after the taxpayer reaches age 59 1/2;
..  paid after an owner dies;
..  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
..  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
..  paid under an immediate annuity; or
..  which come from premium payments made prior to August 14, 1982.

All non-qualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:)
..  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
.. if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
.. Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
.. Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.


It is unclear whether stabilized annuity payments under the Family Income Protector should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. In addition, stabilized annuity payments may not qualify as a series of substantially equal payments that would be exempt from any applicable penalty tax. You should consult a tax adviser on these issues.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.


Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Beneficiary Earnings Enhancement as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the Beneficiary Earnings Enhancement or any other optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.


10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:


(1) is up to 10% (annually) of your premium (less partial surrenders deemed to be from premium); and


(2)  is any gains in the policy.


This amount may be taken free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.


Family Income Protector

The optional "Family Income Protector" assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Family Income Protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains (if any) of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Family Income Protector will not be issued if you are 85 years old or older (earlier if required by state law).


You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:
..  the policy value on the date the rider is issued; plus
..  any additional premium payments; minus
.. an adjustment for any surrenders made after the date the rider is issued; .. the result of which is accumulated at the annual growth rate written on page one of the rider; minus
..  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the Family Income Protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The Family Income Protector payment options are:

..  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
.. Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..  The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Family Income Protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in
Section 7 above), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Family Income Protector should be regarded as a safety net. The costs of annuitizing under the Family Income Protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.


In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:
.. the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
.. the new fees, thresholds and factors may be higher (or lower) than before; .. the new annual growth rate may be lower (or higher) than before; and .. you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the Family Income Protector within the 30 days after the tenth or later policy anniversary after the Family Income Protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. Transamerica may, at its discretion, change the waiting period before the Family Income Protector can be exercised in the future. You cannot, however, annuitize using the Family Income Protector after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the Family Income Protector on page one of the rider.


NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the Family Income Protector.


Guaranteed Minimum Stabilized Payments. Annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Rider Fee. A rider fee, 0.35% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.


The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Family Income Protector, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.


Termination. The Family Income Protector will terminate upon the earliest of the following:

.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Family Income Protector);

..  upgrade of the minimum annuitization value (although a new rider will be issued);
..  termination of your policy; or
.. 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The Family Income Protector may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions differ from the above description. New Jersey residents should see the separate supplement describing this feature for New Jersey.


Beneficiary Earnings Enhancement

The optional Beneficiary Earnings Enhancement pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The Beneficiary Earnings Enhancement is available for issue ages through age 80.


Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:


..  the Beneficiary Earnings Enhancement factor (see below); multiplied by


..  the rider earnings on the date the death benefit is calculated.


Rider earnings equal:
..  the policy death benefit; minus
..  policy value on the rider date; minus
..  premium payments after the rider date; plus
.. surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.


If you purchase your policy as part of a 1035 transfer or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.


The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.


For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.


Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.


Spousal Continuation. If a spouse elects to continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse has the following options:


.. Continue the policy and receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as he or she is under the age of 81; however, it would only cover gains from the time of such election going forward; or


.. Continue the policy without the one-time policy value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the Beneficiary Earnings Enhancement based on gains since the rider was issued, not just since the time of the first death. If the rider is terminated prior to this death, no Beneficiary Earnings Enhancement is payable.


Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefit (because there are no rider earnings).


Termination. The rider will remain in effect until:
.. you cancel it by notifying our service center in writing, .. the policy is annuitized or surrendered, or

.. the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.


Once terminated, the Beneficiary Earnings Enhancement may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.


The tax consequences associated with this rider are not clear.This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.


The Beneficiary Earnings Enhancement may vary by state and may not be available in all states.


Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender, under certain circumstances, because you or your spouse has been:
.. confined in a hospital or nursing facility for 30 days in a row; or .. diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.


This benefit may vary by state and may not be available in all states.


Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

.. employed full time for at least two years prior to becoming unemployed; .. employed full time on the policy date;
..  unemployed for at least 60 days in a row at the time of surrender;

..  must have a minimum cash value at the time of surrender of $5,000; and


..  you (or your spouse) must be receiving unemployment benefits.


You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase). There is no charge for this benefit.


This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

This benefit may vary by state and may not be available in all states.


Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

..  you select the "Telephone Transfer/Reallocation Authorization" box in the
   policy application or enrollment information; or .. you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges. Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.


We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other weather emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money (portions of policy value) from certain investment options into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging.


Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the Dollar Cost Averaging program during all economic conditions.


There are two Dollar Cost Averaging programs available under your policy:
Traditional and Special.


Traditional Dollar Cost Averaging. During the accumulation phase, you may instruct us to automatically transfer money from the Traditional Dollar Cost Averaging fixed account option or the money market subaccount, into one or more variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however, each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers will begin as soon as the program is started.


NOTE CAREFULLY:

.. If you attempt to begin a Traditional Dollar Cost Averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain where it is at until the minimum amount is reached or you transfer the funds out.


.. If you specify the number of transfers, up to two additional transfers may be necessary to complete a Traditional Dollar Cost Averaging program.


Special Dollar Cost Averaging. During the accumulation phase, you may elect to allocate premium payments to either the six or twelve month Special Dollar Cost Averaging accounts of the fixed account. Amounts will then be transferred from the Special Dollar Cost Averaging account to the variable subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.


Dollar Cost Averaging Program Premium Payments. If you elect Dollar Cost Averaging and have multiple sources funding your policy, the Dollar Cost Averaging program will begin with the first money received. As the money from the other sources is received, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the Dollar Cost Averaging program has ended, a new Dollar Cost Averaging program will start when we receive the money (assuming it meets the minimum Dollar Cost Averaging requirements).


If you make additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If additional premium is received after a Dollar Cost Averaging program is completed, absent new instructions to the contrary:


.. a new Dollar Cost Averaging program will be started using the previous instructions; or


.. if the additional premium does not meet the minimum requirements to start a new Dollar Cost Averaging program, then the additional premium will be allocated as identified in the previous Dollar Cost Averaging program.


NOTE CAREFULLY:

..  If we do not receive all necessary information to begin a Special Dollar
   Cost Averaging program within 30 days of allocating premium to the program, that premium will be transferred to the Traditional Dollar Cost Averaging fixed account.


If you discontinue a Dollar Cost Averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.


There is no charge for this benefit.


The Dollar Cost Averaging Program may vary by state and may not be available in all states. See your policy for availability of the fixed account options.


Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.


11.OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy anytime during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.


Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia, and Guam.


All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account called the Retirement Builder Variable Annuity Account under the laws of the State of Iowa on March 29, 1996. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.


The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains, and losses (whether or not realized) from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.


The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account includes other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios' prospectuses for more details.


Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a "tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.


Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.
(NASD).


Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

..  the administrative charge;


..  the surrender charge;


..  the mortality and expense risk fee;


.. revenues, if any, that we receive from the underlying fund portfolios or their managers; and


.. investment earnings on amounts allocated under policies to the fixed account.


Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.


Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.


IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

 Glossary of Terms
 The Policy--General Provisions
 Certain Federal Income Tax Consequences
 Investment Experience
 Family Income Protector--Additional Information
 Beneficiary Earnings Enhancement-- Additional Information
 Historical Performance Data
 Published RatingsState Regulation of Transamerica
 Administration
 Records and Reports
 Distribution of the Policies
 Voting Rights
 Other Products
 Custody of Assets
 Legal Matters
 Independent Auditors
 Other Information
 Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)


                                     Accumulation                  Number of
                                     Unit Value at Accumulation  Accumulation
                                     Beginning of  Unit Value at   Units at
  Subaccount                             Year       End of Year   End of Year
------------------------------------------------------------------------------
  Janus Global
   2001.............................  $ 1.680897    $ 1.278865   2,607,611.246
   2000.............................  $ 2.067073    $ 1.680897   2,727,301.793
   1999.............................  $ 1.224958    $ 2.067073     652,947.842
   1998(/1/)........................  $ 1.000000    $ 1.224958      43,161.863
------------------------------------------------------------------------------
  Janus Growth
   2001.............................  $35.200197    $24.920598     221,717.323
   2000.............................  $50.230109    $35.200197     198,481.814
   1999.............................  $31.898334    $50.230109      55,771.471
   1998(/1/)........................  $24.866333    $31.898334       4,221.779
------------------------------------------------------------------------------
  Transamerica Equity
   2001.............................  $ 0.830824    $ 0.674851   1,571,122.112
   2000(/2/)........................  $ 1.000000    $ 0.830824     177,227.084
------------------------------------------------------------------------------
  Van Kampen Emerging Growth
   2001.............................  $ 2.245771    $ 1.478637   2,524,936.619
   2000.............................  $ 2.585245    $ 2.245771   1,882,428.409
   1999.............................  $ 1.277710    $ 2.585245     301,047.760
   1998(/1/)........................  $ 1.000000    $ 1.277710      18,154.685
------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund--Series I shares
   2001.............................  $ 1.548873    $ 1.171761    1,480,560.14
   2000.............................  $ 1.762835    $ 1.548873     879,762.458
   1999.............................  $ 1.236035    $ 1.762835     149,502.305
   1998(/1/)........................  $ 1.000000    $ 1.236035      16,140.294
------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund--Series
   I shares
   2001.............................  $ 1.406145    $ 1.069980   2,872,470.779
   2000.............................  $ 1.668693    $ 1.406145   2,172,127.256
   1999.............................  $ 1.260383    $ 1.668693     440,846.470
   1998(/1/)........................  $ 1.000000    $ 1.260383      24,295.424
------------------------------------------------------------------------------
  AIM V.I. Government Securities
   Fund--Series I shares
   2001.............................  $ 1.052822    $ 1.104801   1,029,003.717
   2000.............................  $ 0.969383    $ 1.052822     246,623.830
   1999.............................  $ 0.996068    $ 0.969383      65,086.922
   1998(/1/)........................  $ 1.000000    $ 0.996068       1,000.000
------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund--
   Series I shares
   2001.............................  $ 1.365146    $ 1.177056   4,309,465.518
   2000.............................  $ 1.621757    $ 1.365146   3,672,653.030
   1999.............................  $ 1.265957    $ 1.621757     972,784.807
   1998(/1/)........................  $ 1.000000    $ 1.265957      77,450.159

   5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                      Accumulation                  Number of
                                      Unit Value at Accumulation  Accumulation
                                      Beginning of  Unit Value at   Units at
  Subaccount                              Year       End of Year   End of Year
-------------------------------------------------------------------------------
  Dreyfus VIF--Money Market
   2001.............................    $1.089683     $1.117239   2,538,128.520
   2000.............................    $1.042375     $1.089683     400,231.602
   1999.............................    $1.008557     $1.042375     123,465.646
   1998(/1/)........................    $1.000000     $1.008557       4,812.918
-------------------------------------------------------------------------------
  Dreyfus VIF--Small Company Stock--
   Initial Class
   2001.............................    $1.354691     $1.315399     472,294.511
   2000.............................    $1.265697     $1.354691     207,662.075
   1999.............................    $1.160376     $1.265697      56,266.889
   1998(/1/)........................    $1.000000     $1.160376       1,727.775
-------------------------------------------------------------------------------
  Dreyfus Stock Index Fund--Initial
   Class
   2001.............................    $1.285516     $1.113246   2,785,774.658
   2000.............................    $1.436823     $1.285516   2,027,560.899
   1999.............................    $1.208018     $1.436823     590,536.086
   1998(/1/)........................    $1.000000     $1.208018      22,149.833
-------------------------------------------------------------------------------
  MFS Emerging Growth Series
   2001.............................    $1.749304     $1.147334     880,192.087
   2000.............................    $2.206323     $1.749304     746,545.373
   1999.............................    $1.265976     $2.206323     211,278.628
   1998(/1/)........................    $1.000000     $1.265976      19,506.272
-------------------------------------------------------------------------------
  MFS Research Series
   2001.............................    $1.391634     $1.080664     566,180.419
   2000.............................    $1.482998     $1.391634     362,196.900
   1999.............................    $1.212231     $1.482998      51,069.228
   1998(/1/)........................    $1.000000     $1.212231       1,000.000
-------------------------------------------------------------------------------
  MFS Total Return Series
   2001.............................    $1.251694     $1.237367   3,590,417.099
   2000.............................    $1.093953     $1.251694   1,212,159.879
   1999.............................    $1.076083     $1.093953     590,994.565
   1998(/1/)........................    $1.000000     $1.076083      22,214.590
-------------------------------------------------------------------------------
  MFS Utilities Series
   2001.............................    $1.493055     $1.115934   3,782,509.883
   2000.............................    $1.413957     $1.493055   3,004,443.752
   1999.............................    $1.096045     $1.413957     943,325.341
   1998(/1/)........................    $1.000000     $1.096045      38,962.685
-------------------------------------------------------------------------------
  Nations High Yield Bond
   2001(/3/)........................    $1.000000     $1.011184     238,414.416
-------------------------------------------------------------------------------
  Nations International Value
   2001(/3/)........................    $1.000000     $0.884522     449,820.759
-------------------------------------------------------------------------------
  Nations Marsico Focused Equities
   2001(/3/)........................    $1.000000     $0.909986     354,543.589
-------------------------------------------------------------------------------
  Nations Marsico Growth
   2001(/3/)........................    $1.000000     $0.894929     309,263.778

   5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                      Accumulation                  Number of
                                      Unit Value at Accumulation  Accumulation
                                      Beginning of  Unit Value at   Units at
  Subaccount                              Year       End of Year   End of Year
-------------------------------------------------------------------------------
  Nations Marsico International
   Opportunities
   2001(/3/)........................    $1.000000     $0.878905      32,766.976
-------------------------------------------------------------------------------
  Nations Marsico 21st Century
   2001(/3/)........................    $1.000000     $0.875330       4,855.628
-------------------------------------------------------------------------------
  Nations MidCap Growth
   2001(/3/)........................    $1.000000     $0.836172     147,370.705
-------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation
   Fund/VA
   2001.............................    $1.736299     $1.496832   1,682,068.341
   2000.............................    $1.764620     $1.736299     902,711.681
   1999.............................    $1.263125     $1.764620     101,367.692
   1998(/1/)........................    $1.000000     $1.263125       4,185.246
-------------------------------------------------------------------------------
  Oppenheimer Global Securities
   Fund/VA
   2001.............................    $1.945750     $1.687749   1,014,274.532
   2000.............................    $1.877387     $1.945750     487,022.685
   1999.............................    $1.201147     $1.877387      38,642.828
   1998(/1/)........................    $1.000000     $1.201147       9,328.475
-------------------------------------------------------------------------------
  Oppenheimer High Income Fund/VA
   2001.............................    $1.003009     $1.008567   1,288,584.660
   2000.............................    $1.056520     $1.003009     733,061.155
   1999.............................    $1.027262     $1.056520     272,300.459
   1998(/1/)........................    $1.000000     $1.027262      51,275.380
-------------------------------------------------------------------------------
  Oppenheimer Main Street Growth &
   Income Fund/VA
   2001.............................    $1.283567     $1.137129   4,392,768.426
   2000.............................    $1.426679     $1.283567   2,979,317.970
   1999.............................    $1.188617     $1.426679     499,990.413
   1998(/1/)........................    $1.000000     $1.188617       2,300.849
-------------------------------------------------------------------------------
  Oppenheimer Strategic Bond Fund/VA
   2001.............................    $1.041157     $1.076462     745,046.602
   2000.............................    $1.028609     $1.041157     395,088.964
   1999.............................    $1.014327     $1.028609     119,315.055
   1998(/1/)........................    $1.000000     $1.014327       1,000.000
-------------------------------------------------------------------------------
  Fidelity--VIP Balanced--Service
   Class 2
   2001.............................    $0.958158     $0.927172     439,599.251
   2000(/2/)........................    $1.000000     $0.958158      99,896.860
-------------------------------------------------------------------------------
  Fidelity--VIP Contrafund--Service
   Class 2
   2001.............................    $0.922538     $0.796290     724,460.593
   2000(/2/)........................    $1.000000     $0.922538     277,007.546
-------------------------------------------------------------------------------
  Fidelity--VIP Equity--Income-
   Service Class 2
   2001.............................    $1.084290     $1.013361   1,211,285.732
   2000(/2/)........................    $1.000000     $1.084290     114,726.806
-------------------------------------------------------------------------------
  Fidelity--VIP Growth--Service
   Class 2
   2001.............................    $0.845413     $0.684720     658,547.195
   2000(/2/)........................    $1.000000     $0.845413     341,057.655

   5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                      Accumulation                  Number of
                                      Unit Value at Accumulation  Accumulation
                                      Beginning of  Unit Value at   Units at
  Subaccount                              Year       End of Year   End of Year
-------------------------------------------------------------------------------
  Fidelity--VIP Growth & Income--
   Service Class 2
   2001.............................    $0.979844     $0.879209     339,889.804
   2000(/2/)........................    $1.000000     $0.979844      12,974.971
-------------------------------------------------------------------------------
  Fidelity--VIP High Income--Service
   Class 2
   2001.............................    $0.802318     $0.696778     310,234.531
   2000(/2/)........................    $1.000000     $0.802318     194,780.625
-------------------------------------------------------------------------------
  Fidelity--VIP Investment Grade
   Bond--Service Class 2
   2001.............................    $1.080513     $1.152554   1,121,315.166
   2000(/2/)........................    $1.000000     $1.080513      39,474.045
-------------------------------------------------------------------------------
  Fidelity--VIP Mid Cap--Service
   Class 2
   2001.............................    $1.114623     $1.060517   1,548,500.246
   2000(/2/)........................    $1.000000     $1.114623     500,412.315

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)


                                                                    Number of
                                    Accumulation    Accumulation  Accumulation
                                    Unit Value at   Unit Value at   Units at
  Subaccount                      Beginning of Year  End of Year   End of Year
-------------------------------------------------------------------------------
  Janus Global
   2001.........................      $1.657595       $1.263025   2,076,834.358
   2000.........................      $2.035403       $1.657595   2,217,520.691
   1999.........................      $1.204408       $2.035403     687,059.623
   1998(/1/)....................      $1.000000       $1.204408      60,664.783
-------------------------------------------------------------------------------
  Janus Growth
   2001.........................      $1.420300       $1.007036   5,416,042.531
   2000.........................      $2.023744       $1.420300   4,906,051.789
   1999.........................      $1.283263       $2.023744   1,819,121.129
   1998(/1/)....................      $1.000000       $1.283263      85,687.614
-------------------------------------------------------------------------------
  Transamerica Equity
   2001.........................      $0.831645       $0.676531   1,151,009.848
   2000(/2/)....................      $1.000000       $0.831645      87,347.301
-------------------------------------------------------------------------------
  Van Kampen Emerging Growth
   2001.........................      $2.252788       $1.485476   1,977,544.686
   2000.........................      $2.589491       $2.252788   1,439,572.082
   1999.........................      $1.277918       $2.589491     279,435.662
   1998(/1/)....................      $1.000000       $1.277918       2,275.052
-------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund--Series I shares
   2001.........................      $1.554028       $1.177424    889,599.2159
   2000.........................      $1.766094       $1.554028     847,236.508
   1999.........................      $1.236494       $1.766094      84,511.204
   1998(/1/)....................      $1.000000       $1.236494       5,643.068
-------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund--
   Series I shares
   2001.........................      $1.410847       $1.075162   1,647,949.969
   2000.........................      $1.671780       $1.410847   1,379,813.669
   1999.........................      $1.260851       $1.671780     438,692.206
   1998(/1/)....................      $1.000000       $1.260851       9,888.276
-------------------------------------------------------------------------------
  AIM V.I. Government Securities
   Fund--Series I shares
   2001.........................      $1.056326       $1.110123   1,088,248.129
   2000.........................      $0.971172       $1.056326     390,827.246
   1999.........................      $0.996434       $0.971172     124,585.938
   1998(/1/)....................      $1.000000       $0.996434       1,242.352
-------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund--
   Series I shares
   2001.........................      $1.369684       $1.182736   3,041,395.054
   2000.........................      $1.624758       $1.369684   2,435,466.698
   1999.........................      $1.266420       $1.624758     526,714.786
   1998(/1/)....................      $1.000000       $1.266420      25,924.011
-------------------------------------------------------------------------------
  Dreyfus VIF--Money Market
   2001.........................      $1.093323       $1.122641   1,730,590.158
   2000.........................      $1.044306       $1.093323     575,681.282
   1999.........................      $1.008931       $1.044306     123,716.494
   1998(/1/)....................      $1.000000       $1.008931      49,469.204

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
                                continued . . .


                                      Accumulation                  Number of
                                      Unit Value at Accumulation  Accumulation
                                      Beginning of  Unit Value at   Units at
  Subaccount                              Year       End of Year   End of Year
-------------------------------------------------------------------------------
  Dreyfus VIF--Small Company Stock--
   Initial Class
   2001.............................    $1.359221     $1.321760     644,119.259
   2000.............................    $1.268047     $1.359221     238,644.484
   1999.............................    $1.160806     $1.268047      85,044.523
   1998(/1/)........................    $1.000000     $1.160806       1,815.395
-------------------------------------------------------------------------------
  Dreyfus Stock Index Fund--Initial
   Class
   2001.............................    $1.289805     $1.118626   2,723,998.346
   2000.............................    $1.439480     $1.289805   2,180,984.208
   1999.............................    $1.208468     $1.439480     624,164.914
   1998(/1/)........................    $1.000000     $1.208468       1,000.000
-------------------------------------------------------------------------------
  MFS Emerging Growth Series
   2001.............................    $1.755130     $1.152871     908,581.249
   2000.............................    $2.210407     $1.755130     687,367.856
   1999.............................    $1.266452     $2.210407     185,758.204
   1998(/1/)........................    $1.000000     $1.266452       6,087.050
-------------------------------------------------------------------------------
  MFS Research Series
   2001.............................    $1.396271     $1.085886     621,901.177
   2000.............................    $1.485750     $1.396271     395,991.161
   1999.............................    $1.212676     $1.485750      58,376.165
   1998(/1/)........................    $1.000000     $1.212676       1,000.000
-------------------------------------------------------------------------------
  MFS Total Return Series
   2001.............................    $1.255866     $1.243349   1,782,830.494
   2000.............................    $1.095980     $1.255866     798,244.152
   1999.............................    $1.076484     $1.095980     349,475.124
   1998(/1/)........................    $1.000000     $1.076484      18,274.251
-------------------------------------------------------------------------------
  MFS Utilities Series
   2001.............................    $1.498031     $1.121318   2,904,656.043
   2000.............................    $1.416577     $1.498031   2,030,250.363
   1999.............................    $1.096455     $1.416577     744,104.079
   1998(/1/)........................    $1.000000     $1.096455      35,198.960
-------------------------------------------------------------------------------
  Nations High Yield Bond
   2001(/3/)........................    $1.000000     $1.012174     132,303.201
-------------------------------------------------------------------------------
  Nations International Value
   2001(/3/)........................    $1.000000     $0.885408     257,912.501
-------------------------------------------------------------------------------
  Nations Marsico Focused Equities
   2001(/3/)........................    $1.000000     $0.910878     148,559.767
-------------------------------------------------------------------------------
  Nations Marsico Growth
   2001(/3/)........................    $1.000000     $0.895820      54,159.750
-------------------------------------------------------------------------------
  Nations Marsico International
   Opportunities
   2001(/3/)........................    $1.000000     $0.879775       5,572.051
-------------------------------------------------------------------------------
  Nations Marsico 21st Century
   2001(/3/)........................    $1.000000     $0.876192      19,091.435

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.25%)


                             (continued) . . .



                                      Accumulation                  Number of
                                      Unit Value at Accumulation  Accumulation
                                      Beginning of  Unit Value at   Units at
  Subaccount                              Year       End of Year   End of Year
-------------------------------------------------------------------------------
  Nations MidCap Growth
   2001(/3/)........................    $1.000000     $0.837000     128,973.242
-------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation
   Fund/VA
   2001.............................    $1.742078     $1.504050   1,387,716.289
   2000.............................    $1.767873     $1.742078     751,558.350
   1999.............................    $1.263592     $1.767873     104,929.282
   1998(/1/)........................    $1.000000     $1.263592      24,594.049
-------------------------------------------------------------------------------
  Oppenheimer Global Securities
   Fund/VA
   2001.............................    $1.952230     $1.695891     960,546.256
   2000.............................    $1.880860     $1.952230     487,405.766
   1999.............................    $1.201594     $1.880860      19,735.145
   1998(/1/)........................    $1.000000     $1.201594       1,000.000
-------------------------------------------------------------------------------
  Oppenheimer High Income Fund/VA
   2001.............................    $1.006336     $1.013413     634,992.184
   2000.............................    $1.058469     $1.006336     468,443.406
   1999.............................    $1.027647     $1.058469     189,255.301
   1998(/1/)........................    $1.000000     $1.027647       2,175.664
-------------------------------------------------------------------------------
  Oppenheimer Main Street Growth &
   Income Fund/VA
   2001.............................    $1.287837     $1.142620   2,929,715.660
   2000.............................    $1.429320     $1.287837   1,956,632.404
   1999.............................    $1.189058     $1.429320     369,611.788
   1998(/1/)........................    $1.000000     $1.189058       7,214.278
-------------------------------------------------------------------------------
  Oppenheimer Strategic Bond Fund/VA
   2001.............................    $1.044650     $1.081691     500,685.002
   2000.............................    $1.030527     $1.044650     368,237.871
   1999.............................    $1.014714     $1.030527     159,454.033
   1998(/1/)........................    $1.000000     $1.014714       1,739.591
-------------------------------------------------------------------------------
  Fidelity--VIP Balanced--Service
   Class 2
   2001.............................    $0.959092     $0.929461     195,354.789
   2000(/2/)........................    $1.000000     $0.959092      20,596.787
-------------------------------------------------------------------------------
  Fidelity--VIP Contrafund--Service
   Class 2
   2001.............................    $0.923443     $0.798262     891,151.413
   2000(/2/)........................    $1.000000     $0.923443     323,096.358
-------------------------------------------------------------------------------
  Fidelity--VIP Equity-Income--
   Service Class 2
   2001.............................    $1.085356     $1.015863     704,350.018
   2000(/2/)........................    $1.000000     $1.085356      78,077.977
-------------------------------------------------------------------------------
  Fidelity--VIP Growth--Service
   Class 2
   2001.............................    $0.846237     $0.686406     566,508.710
   2000(/2/)........................    $1.000000     $0.846237     320,649.928
-------------------------------------------------------------------------------
  Fidelity--VIP Growth & Income--
   Service Class 2
   2001.............................    $0.980813     $0.881383     166,677.130
   2000(/2/)........................    $1.000000     $0.980813      54,896.958

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.25%)


                             (continued) . . .



                                      Accumulation                 Number of
                                      Unit Value at Accumulation  Accumulation
                                      Beginning of  Unit Value at   Units at
  Subaccount                              Year       End of Year  End of Year
------------------------------------------------------------------------------
  Fidelity--VIP High Income--Service
   Class 2
   2001..............................   $0.803114     $0.698512   195,887.132
   2000(/2/).........................   $1.000000     $0.803114    50,130.446
------------------------------------------------------------------------------
  Fidelity--VIP Investment Grade
   Bond--Service Class 2
   2001..............................   $1.081570     $1.155400   739,840.511
   2000(/2/).........................   $1.000000     $1.081570    66,740.904
------------------------------------------------------------------------------
  Fidelity--VIP Mid Cap--Service
   Class 2
   2001..............................   $1.115721     $1.063141   980,556.790
   2000(/2/).........................   $1.000000     $1.115721   405,469.844


(/1/)Period from September 30, 1998 through December 31, 1998.


(/2/)Period from May 1, 2000, through December 31, 2000.


(/3/)Period from May 1, 2001, through December 31, 2001.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

Dreyfus VIF--Money Market Subaccount. The yield of the Dreyfus VIF--Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Dreyfus VIF-- Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2001, and for the one and five year periods ended December 31, 2001 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                   TABLE 1--A
                     Standard Average Annual Total Returns
         (Assuming A Surrender Charge and No Family Income Protector or
                       Beneficiary Earnings Enhancement)
     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)


--------------------------------------------------------------------------------
                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount     Subaccount
                                  Ended    Ended       to         Inception
  Subaccount                     12/31/01 12/31/01  12/31/01         Date
--------------------------------------------------------------------------------
  Janus Global(/1/)............  (29.05%)   N/A      6.71%    September 30, 1998
  Janus Growth.................  (34.40%)   N/A     (0.72%)   September 30, 1998
  Transamerica Equity(/2/).....  (23.84%)   N/A     (24.74%)     May 1, 2000
  Van Kampen Emerging Growth...  (39.41%)   N/A      12.33%   September 30, 1998
  AIM V.I. Capital Appreciation
   Fund--Series I shares.......  (29.48%)   N/A      4.36%    September 30, 1998
  AIM V.I. Core Equity Fund--
   Series I shares.............  (29.04%)   N/A      1.38%    September 30, 1998
  AIM V.I. Government
   Securities Fund--
   Series I shares.............   0.15%     N/A      2.42%    September 30, 1998
  AIM V.I. Premier Equity
   Fund--Series I shares.......  (18.79%)   N/A      4.51%    September 30, 1998
  Dreyfus Stock Index Fund--
   Initial Class...............  (18.41%)   N/A      2.67%    September 30, 1998
  Dreyfus VIF--Small Company
   Stock--Initial Class........  (7.78%)    N/A      8.26%    September 30, 1998
  MFS Emerging Growth Series...  (39.67%)   N/A      3.66%    September 30, 1998
  MFS Research Series..........  (27.46%)   N/A      1.70%    September 30, 1998
  MFS Total Return Series......  (6.00%)    N/A      6.18%    September 30, 1998
  MFS Utilities Series.........  (30.41%)   N/A      2.75%    September 30, 1998
  Nations High Yield Bond......    N/A      N/A     (4.27%)      May 1, 2001
  Nations International Value..    N/A      N/A     (17.02%)     May 1, 2001
  Nations Marsico Focused
   Equities....................    N/A      N/A     (14.46%)     May 1, 2001
  Nations Marsico Growth.......    N/A      N/A     (15.97%)     May 1, 2001
  Nations Marsico International
   Opportunities...............    N/A      N/A     (17.58%)     May 1, 2001
  Nations Marsico 21st Century.    N/A      N/A     (17.94%)     May 1, 2001
  Nations MidCap Growth........    N/A      N/A     (21.88%)     May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA........  (18.80%)   N/A      12.78%   September 30, 1998
  Oppenheimer Global Securities
   Fund/VA.....................  (18.26%)   N/A      17.12%   September 30, 1998
  Oppenheimer High Income
   Fund/VA.....................  (4.28%)    N/A     (0.52%)   September 30, 1998
  Oppenheimer Main Street
   Growth & Income Fund/VA.....  (16.39%)   N/A      3.37%    September 30, 1998
  Oppenheimer Strategic Bond
   Fund/VA.....................  (1.41%)    N/A      1.58%    September 30, 1998
  Fidelity--VIP Balanced--
   Service Class 2.............  (8.12%)    N/A     (7.53%)      May 1, 2000
  Fidelity--VIP Contrafund(R)--
   Service Class 2.............  (18.69%)   N/A     (16.16%)     May 1, 2000
  Fidelity--VIP Equity-Income--
   Service Class 2.............  (11.46%)   N/A     (2.12%)      May 1, 2000
  Fidelity--VIP Growth--Service
   Class 2.....................  (24.08%)   N/A     (24.02%)     May 1, 2000
  Fidelity--VIP Growth &
   Income--Service Class 2.....  (15.24%)   N/A     (10.63%)     May 1, 2000
  Fidelity--VIP High Income--
   Service Class 2.............  (18.16%)   N/A     (23.15%)     May 1, 2000
  Fidelity--VIP Investment
   Grade Bond--Service Class 2.   1.90%     N/A      6.20%       May 1, 2000
  Fidelity--VIP Mid Cap--
   Service Class 2.............  (9.76%)    N/A      0.75%       May 1, 2000

                                   TABLE 1--B
                     Standard Average Annual Total Returns
         (Assuming A Surrender Charge and No Family Income Protector or
                       Beneficiary Earnings Enhancement)
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

--------------------------------------------------------------------------------
                                                   Inception
                                                     Of the
                                  1 Year   5 Year  Subaccount     Subaccount
                                  Ended    Ended       to         Inception
  Subaccount                     12/31/01 12/31/01  12/31/01         Date
--------------------------------------------------------------------------------
  Janus Global(/1/)............  (28.93%)   N/A      6.87%    September 30, 1998
  Janus Growth.................  (34.29%)   N/A     (0.56%)   September 30, 1998
  Transamerica Equity(/2/).....  (23.72%)   N/A     (24.62%)     May 1, 2000
  Van Kampen Emerging Growth...  (39.31%)   N/A      12.50%   September 30, 1998
  AIM V.I. Capital Appreciation
   Fund--Series I shares.......  (29.37%)   N/A      4.52%    September 30, 1998
  AIM V.I. Core Equity Fund--
   Series I shares.............  (28.92%)   N/A      1.54%    September 30, 1998
  AIM V.I. Government
   Securities Fund--
   Series I shares.............   0.31%     N/A      2.58%    September 30, 1998
  AIM V.I. Premier Equity
   Fund--Series I shares.......  (18.66%)   N/A      4.67%    September 30, 1998
  Dreyfus Stock Index Fund--
   Initial Class...............  (18.27%)   N/A      2.83%    September 30, 1998
  Dreyfus VIF--Small Company
   Stock--Initial Class........  (7.63%)    N/A      8.43%    September 30, 1998
  MFS Emerging Growth Series...  (39.57%)   N/A      3.82%    September 30, 1998
  MFS Research Series..........  (27.34%)   N/A      1.86%    September 30, 1998
  MFS Total Return Series......  (5.85%)    N/A      6.34%    September 30, 1998
  MFS Utilities Series.........  (30.29%)   N/A      2.91%    September 30, 1998
  Nations High Yield Bond......    N/A      N/A     (4.18%)      May 1, 2001
  Nations International Value..    N/A      N/A     (16.93%)     May 1, 2001
  Nations Marsico Focused
   Equities....................    N/A      N/A     (14.37%)     May 1, 2001
  Nations Marsico Growth.......    N/A      N/A     (15.88%)     May 1, 2001
  Nations Marsico International
   Opportunities...............    N/A      N/A     (17.49%)     May 1, 2001
  Nations Marsico 21st Century.    N/A      N/A     (17.86%)     May 1, 2001
  Nations MidCap Growth........    N/A      N/A     (21.80%)     May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA........  (18.67%)   N/A      12.95%   September 30, 1998
  Oppenheimer Global Securities
   Fund/VA.....................  (18.13%)   N/A      17.30%   September 30, 1998
  Oppenheimer High Income
   Fund/VA.....................  (4.13%)    N/A     (0.36%)   September 30, 1998
  Oppenheimer Main Street
   Growth & Income Fund/VA.....  (16.26%)   N/A      3.53%    September 30, 1998
  Oppenheimer Strategic Bond
   Fund/VA.....................  (1.26%)    N/A      1.73%    September 30, 1998
  Fidelity--VIP Balanced--
   Service Class 2.............  (7.97%)    N/A     (7.38%)      May 1, 2000
  Fidelity--VIP Contrafund(R)--
   Service Class 2.............  (18.56%)   N/A     (16.03%)     May 1, 2000
  Fidelity--VIP Equity-Income--
   Service Class 2.............  (11.32%)   N/A     (1.97%)      May 1, 2000
  Fidelity--VIP Growth--Service
   Class 2.....................  (23.96%)   N/A     (23.90%)     May 1, 2000
  Fidelity--VIP Growth &
   Income--Service Class 2.....  (15.10%)   N/A     (10.48%)     May 1, 2000
  Fidelity--VIP High Income--
   Service Class 2.............  (18.02%)   N/A     (23.02%)     May 1, 2000
  Fidelity--VIP Investment
   Grade Bond--Service Class 2.   2.06%     N/A      6.37%       May 1, 2000
  Fidelity--VIP Mid Cap--
   Service Class 2.............  (9.61%)    N/A      0.91%       May 1, 2000


(/1/)The Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

(/2/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc., merged with AEGON/Transamerica Series Fund, Inc. Transamerica VIF Growth Portfolio was moved into the AEGON/Transamerica Series Fund, Inc., and renamed Transamerica Equity. The performance information for periods prior to May 1, 2002, has been derived from the financial history of the predecessor portfolios.

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Tables 2-A and 2-B are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Tables 2-A and 2-B do not reflect the charge for any optional riders.

                                   TABLE 2--A
                   Non-Standard Average Annual Total Returns
 (Assuming No Surrender Charge, Family Income Protector or Beneficiary Earnings
                                  Enhancement)
     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount
                                  Ended    Ended       to         Subaccount
  Subaccount                     12/31/01 12/31/01  12/31/01    Inception Date
--------------------------------------------------------------------------------
  Janus Global(/1/)............  (23.92%)   N/A      7.28%    September 30, 1998
  Janus Growth.................  (29.20%)   N/A      0.07%    September 30, 1998
  Transamerica Equity(/2/).....  (18.77%)   N/A     (21.00%)     May 1, 2000
  Van Kampen Emerging Growth...  (34.16%)   N/A      12.76%   September 30, 1998
  AIM V.I. Capital Appreciation
   Fund--Series I shares.......  (24.35%)   N/A      4.99%    September 30, 1998
  AIM V.I. Core Equity Fund--
   Series I shares.............  (23.91%)   N/A      2.10%    September 30, 1998
  AIM V.I. Government
   Securities Fund--
   Series I shares.............   4.94%     N/A      3.11%    September 30, 1998
  AIM V.I. Premier Equity
   Fund--Series I shares.......  (13.78%)   N/A      5.14%    September 30, 1998
  Dreyfus Stock Index Fund--
   Initial Class...............  (13.40%)   N/A      3.35%    September 30, 1998
  DreyfusVIF--Small Company
   Stock--Initial Class........  (2.90%)    N/A      8.79%    September 30, 1998
  MFS Emerging Growth Series...  (34.41%)   N/A      4.31%    September 30, 1998
  MFS Research Series..........  (22.35%)   N/A      2.41%    September 30, 1998
  MFS Total Return Series......  (1.14%)    N/A      6.76%    September 30, 1998
  MFS Utilities Series.........  (25.26%)   N/A      3.43%    September 30, 1998
  Nations High Yield Bond......    N/A      N/A      1.12%       May 1, 2001
  Nations International Value..    N/A      N/A     (11.55%)     May 1, 2001
  Nations Marsico Focused
   Equities....................    N/A      N/A     (9.00%)      May 1, 2001
  Nations Marsico Growth.......    N/A      N/A     (10.51%)     May 1, 2001
  Nations Marsico International
   Opportunities...............    N/A      N/A     (12.11%)     May 1, 2001
  Nations Marsico 21st Century.    N/A      N/A     (12.47%)     May 1, 2001
  Nations MidCap Growth........    N/A      N/A     (16.38%)     May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA........  (13.79%)   N/A      13.19%   September 30, 1998
  Oppenheimer Global Securities
   Fund/VA.....................  (13.26%)   N/A      17.45%   September 30, 1998
  Oppenheimer High Income
   Fund/VA.....................   0.55%     N/A      0.26%    September 30, 1998
  Oppenheimer Main Street
   Growth & Income Fund/VA.....  (11.41%)   N/A      4.03%    September 30, 1998
  Oppenheimer Strategic Bond
   Fund/VA.....................   3.39%     N/A      2.29%    September 30, 1998
  Fidelity--VIP Balanced--
   Service Class 2.............  (3.23%)    N/A     (4.43%)      May 1, 2000
  Fidelity--VIP Contrafund(R)--
   Service Class 2.............  (13.68%)   N/A     (12.76%)     May 1, 2000
  Fidelity--VIP Equity-Income--
   Service Class 2.............  (6.54%)    N/A      0.80%       May 1, 2000
  Fidelity--VIP Growth--Service
   Class 2.....................  (19.01%)   N/A     (20.31%)     May 1, 2000
  Fidelity--VIP Growth &
   Income--Service Class 2.....  (10.27%)   N/A     (7.43%)      May 1, 2000
  Fidelity--VIP High Income--
   Service Class 2.............  (13.15%)   N/A     (19.47%)     May 1, 2000
  Fidelity--VIP Investment
   Grade Bond--Service Class 2.   6.67%     N/A      8.88%       May 1, 2000
  Fidelity--VIP Mid Cap--
   Service Class 2.............  (4.85%)    N/A      3.58%       May 1, 2000

                                   TABLE 2--B
                   Non-Standard Average Annual Total Returns
           (Assuming No Surrender Charge, Family Income Protector or
                       Beneficiary Earnings Enhancement)
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

--------------------------------------------------------------------------------
                                                   Inception
                                                     Of the
                                  1 Year   5 Year  Subaccount
                                  Ended    Ended       to         Subaccount
  Subaccount                     12/31/01 12/31/01  12/31/01    Inception Date
--------------------------------------------------------------------------------
  Janus Global(/1/)............  (23.80%)   N/A      7.44%    September 30, 1998
  Janus Growth.................  (29.10%)   N/A      0.22%    September 30, 1998
  Transamerica Equity(/2/).....  (18.65%)   N/A     (20.88%)     May 1, 2000
  Van Kampen Emerging Growth...  (34.06%)   N/A      12.93%   September 30, 1998
  AIM V.I. Capital Appreciation
   Fund--Series I shares.......  (24.23%)   N/A      5.15%    September 30, 1998
  AIM V.I. Core Equity Fund--
   Series I shares.............  (23.79%)   N/A      2.25%    September 30, 1998
  AIM V.I. Government
   Securities Fund--
   Series I shares.............   5.09%     N/A      3.26%    September 30, 1998
  AIM V.I. Premier Equity
   Fund--Series I shares.......  (13.65%)   N/A      5.29%    September 30, 1998
  Dreyfus Stock Index Fund--
   Initial Class...............  (13.27%)   N/A      3.50%    September 30, 1998
  DreyfusVIF--Small Company
   Stock--Initial Class........  (2.76%)    N/A      8.95%    September 30, 1998
  MFS Emerging Growth Series...  (34.31%)   N/A      4.47%    September 30, 1998
  MFS Research Series..........  (22.23%)   N/A      2.56%    September 30, 1998
  MFS Total Return Series......  (1.00%)    N/A      6.92%    September 30, 1998
  MFS Utilities Series.........  (25.15%)   N/A      3.58%    September 30, 1998
  Nations High Yield Bond......    N/A      N/A      1.22%       May 1, 2001
  Nations International Value..    N/A      N/A     (11.46%)     May 1, 2001
  Nations Marsico Focused
   Equities....................    N/A      N/A     (8.91%)      May 1, 2001
  Nations Marsico Growth.......    N/A      N/A     (10.42%)     May 1, 2001
  Nations Marsico International
   Opportunities...............    N/A      N/A     (12.02%)     May 1, 2001
  Nations Marsico 21st Century.    N/A      N/A     (12.38%)     May 1, 2001
  Nations MidCap Growth........    N/A      N/A     (16.30%)     May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA........  (13.66%)   N/A      13.36%   September 30, 1998
  Oppenheimer Global Securities
   Fund/VA.....................  (13.13%)   N/A      17.62%   September 30, 1998
  Oppenheimer High Income
   Fund/VA.....................   0.70%     N/A      0.41%    September 30, 1998
  Oppenheimer Main Street
   Growth & Income Fund/VA.....  (11.28%)   N/A      4.18%    September 30, 1998
  Oppenheimer Strategic Bond
   Fund/VA.....................   3.55%     N/A      2.44%    September 30, 1998
  Fidelity--VIP Balanced--
   Service Class 2.............  (3.09%)    N/A     (4.29%)      May 1, 2000
  Fidelity--VIP Contrafund(R)--
   Service Class 2.............  (13.56%)   N/A     (12.63%)     May 1, 2000
  Fidelity--VIP Equity-Income--
   Service Class 2.............  (6.40%)    N/A      0.95%       May 1, 2000
  Fidelity--VIP Growth--Service
   Class 2.....................  (18.89%)   N/A     (20.19%)     May 1, 2000
  Fidelity--VIP Growth &
   Income--Service Class 2.....  (10.14%)   N/A     (7.29%)      May 1, 2000
  Fidelity--VIP High Income--
   Service Class 2.............  (13.02%)   N/A     (19.35%)     May 1, 2000
  Fidelity--VIP Investment
   Grade Bond--Service Class 2.   6.83%     N/A      9.04%       May 1, 2000
  Fidelity--VIP Mid Cap--
   Service Class 2.............  (4.71%)    N/A      3.74%       May 1, 2000


(/1/)The Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

(/2/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc., merged with AEGON/Transamerica Series Fund, Inc. Transamerica VIF Growth Portfolio was moved into the AEGON/Transamerica Series Fund, Inc., and renamed Transamerica Equity. The performance information for periods prior to May 1, 2002, has been derived from the financial history of the predecessor portfolios.

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Tables 3-A and 3-B assume that the policy is not surrendered, and therefore the surrender charge is not deducted. Tables 4-A and 4-B assume a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Also, the tables below do not reflect the charge for any optional riders.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2001, were as follows:


                                   TABLE 3--A
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)
           (Assuming No Surrender Charge, Family Income Protector or
                       Beneficiary Earnings Enhancement)
     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

-------------------------------------------------------------------------------
                                                    10 Year    Corresponding
                                                      or         Portfolio
  Portfolio                        1 Year  5 Year  Inception   Inception Date
-------------------------------------------------------------------------------
  Janus Global(/2/).............. (23.92%)  9.41%   13.68%    December 3, 1992
  Janus Growth................... (29.20%)  8.00%   8.78%+    October 2, 1986
  Transamerica Equity(/3/)....... (18.77%) 14.97%   18.65%+  February 26, 1969
  Van Kampen Emerging Growth..... (34.16%) 13.43%   15.55%     March 1, 1993
  AIM V.I. Capital Appreciation
   Fund--Series I shares......... (24.35%)  4.54%   10.20%      May 5, 1993
  AIM V.I. Core Equity Fund--
   Series I shares............... (23.91%)  5.80%    9.82%      May 2, 1994
  AIM V.I. Government Securities
   Fund--Series I shares.........   4.94%   4.68%    4.02%      May 5, 1993
  AIM V.I. Premier Equity Fund--
   Series I shares............... (13.78%)  8.17%   11.84%      May 5, 1993
  Dreyfus Stock Index Fund--
   Initial Class................. (13.40%)  8.85%   10.94%+  September 29, 1989
  Dreyfus VIF--Small Company
   Stock Portfolio--
   Initial Class................. (2.90%)   4.76%    5.56%      May 1, 1996
  MFS Emerging Growth Series..... (34.41%)  7.59%   10.85%     July 24, 1995
  MFS Research Series............ (22.35%)  5.17%    8.66%     July 26, 1995
  MFS Total Return Series........ (1.14%)   8.79%   11.63%    January 3, 1995
  MFS Utilities Series........... (25.26%)  9.02%   13.18%    January 3, 1995
  Nations High Yield Bond........  6.83%     N/A     0.30%      July 6, 2000
  Nations International Value.... (11.12%)   N/A   (11.34%)     July 6, 2000
  Nations Marsico Focused
   Equities...................... (18.93%)   N/A     7.30%     March 26, 1998
  Nations Marsico Growth......... (18.79%)   N/A     6.92%     March 26, 1998
  Nations Marsico International
   Opportunities................. (14.65%)   N/A     1.15%     March 26, 1998
  Nations Marsico 21st Century... (27.60%)   N/A   (12.84%)    March 26, 1998
  Nations MidCap Growth..........   N/A      N/A   (16.38%)     May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA.......... (13.79%) 12.61%   13.62%+    April 3, 1985
  Oppenheimer Global Securities
   Fund/VA....................... (13.26%) 13.80%   12.33%+  November 12, 1990
  Oppenheimer High Income
   Fund/VA.......................  0.55%    1.45%   7.21%+     April 30, 1986
  Oppenheimer Main Street Growth
   & Income Fund/VA.............. (11.41%)  5.23%   12.09%      July 5, 1995
  Oppenheimer Strategic Bond
   Fund/VA.......................  3.39%    2.91%    4.15%      May 3, 1993
  Fidelity--VIP Balanced
   Portfolio--Service Class 2.... (3.23%)   5.53%    6.90%    January 3, 1995
  Fidelity--VIP Contrafund(R)
   Portfolio--Service Class 2.... (13.68%)  8.78%   14.06%    January 3, 1995
  Fidelity--VIP Equity-Income
   Portfolio--
   Service Class 2(/4/).......... (6.54%)   7.73%   11.96%+   October 9, 1986
  Fidelity--VIP Growth
   Portfolio--Service Class 2.... (19.01%)  9.63%   11.59%+   October 9, 1986
  Fidelity--VIP Growth & Income
   Portfolio--Service Class 2.... (10.27%)   N/A     8.19%   December 31, 1996
  Fidelity--VIP High Income
   Portfolio--Service Class 2.... (13.15%) (5.09%)  3.73%+   September 19, 1985
  Fidelity--VIP Investment Grade
   Bond Portfolio--Service Class
   2.............................  6.67%    5.58%   5.37%+    December 5, 1988
  Fidelity--VIP Mid Cap
   Portfolio--Service Class 2.... (4.85%)    N/A    23.66%   December 28, 1998
-------------------------------------------------------------------------------

+Ten Year Date

                                   TABLE 3--B
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)
           (Assuming No Surrender Charge, Family Income Protector or
                       Beneficiary Earnings Enhancement)
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

--------------------------------------------------------------------------------
                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                         1 Year  5 Year  Inception   Inception Date
--------------------------------------------------------------------------------
  Janus Global(/2/)..............  (23.80%)  9.57%   13.85%    December 3, 1992
  Janus Growth...................  (29.10%)  8.16%   8.95%+    October 2, 1986
  Transamerica Equity(/3/).......  (18.65%) 15.14%   18.82%+  February 26, 1969
  Van Kampen Emerging Growth.....  (34.06%) 13.59%   15.72%     March 1, 1993
  AIM V.I. Capital Appreciation
   Fund--Series I shares.........  (24.23%)  4.69%   10.36%      May 5, 1993
  AIM V.I. Core Equity Fund--
   Series I shares...............  (23.79%)  5.95%    9.98%      May 2, 1994
  AIM V.I. Government Securities
   Fund--Series I shares.........   5.09%    4.83%    4.18%      May 5, 1993
  AIM V.I. Premier Equity Fund--
   Series I shares...............  (13.65%)  8.33%   12.00%      May 5, 1993
  Dreyfus Stock Index Fund--
   Initial Class.................  (13.27%)  9.01%   11.10%+  September 29, 1989
  DreyfusVIF--Small Company Stock
   Portfolio--Initial Class......  (2.76%)   4.92%    5.72%      May 1, 1996
  MFS Emerging Growth Series.....  (34.31%)  7.75%   11.01%     July 24, 1995
  MFS Research Series............  (22.23%)  5.32%    8.82%     July 26, 1995
  MFS Total Return Series........  (1.00%)   8.95%   11.79%    January 3, 1995
  MFS Utilities Series...........  (25.15%)  9.18%   13.35%    January 3, 1995
  Nations High Yield Bond........   6.99%     N/A     0.45%      July 6, 2000
  Nations International Value....  (10.98%)   N/A   (11.20%)     July 6, 2000
  Nations Marsico Focused
   Equities......................  (18.81%)   N/A     7.46%     March 26, 1998
  Nations Marsico Growth.........  (18.66%)   N/A     7.08%     March 26, 1998
  Nations Marsico International
   Opportunities.................  (14.52%)   N/A     1.30%     March 26, 1998
  Nations Marsico 21st Century...  (27.49%)   N/A    12.70%     March 26, 1998
  Nations MidCap Growth..........    N/A      N/A   (16.30%)     May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA..........  (13.66%) 12.77%   13.79%+    April 3, 1985
  Oppenheimer Global Securities
   Fund/VA.......................  (13.13%) 13.97%   12.50%+  November 12, 1990
  Oppenheimer High Income
   Fund/VA.......................   0.70%    1.60%   7.37%+     April 30, 1986
  Oppenheimer Main Street Growth
   & Income Fund/VA..............  (11.28%)  5.39%   12.25%      July 5, 1995
  Oppenheimer Strategic Bond
   Fund/VA.......................   3.55%    3.07%    4.30%      May 3, 1993
  Fidelity--VIP Balanced
   Portfolio--Service Class 2....  (3.09%)   5.69%    7.06%    January 3, 1995
  Fidelity--VIP Contrafund(R)
   Portfolio--Service Class 2....  (13.56%)  8.94%   14.23%    January 3, 1995
  Fidelity--VIP Equity-Income
   Portfolio--
   Service Class 2(/4/)..........  (6.40%)   7.89%   12.13%+   October 9, 1986
  Fidelity--VIP Growth
   Portfolio--Service Class 2....  (18.89%)  9.79%   11.75%+   October 9, 1986
  Fidelity--VIP Growth & Income
   Portfolio--Service Class 2....  (10.14%)   N/A     8.35%   December 31, 1996
  Fidelity--VIP High Income
   Portfolio--Service Class 2....  (13.02%) (4.95%)  3.89%+   September 19, 1985
  Fidelity--VIP Investment Grade
   Bond Portfolio--Service Class
   2.............................   6.83%    5.73%   5.52%+    December 5, 1988
  Fidelity--VIP Mid Cap
   Portfolio--Service Class 2....  (4.71%)    N/A    23.84%   December 28, 1998
--------------------------------------------------------------------------------

 +Ten Year Date

                                TABLE 4--A


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


      (Assuming a Surrender Charge, and no Family Income Protector or

                       Beneficiary Earnings Enhancement)

   5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


--------------------------------------------------------------------------------
                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                        1 Year  5 Year   Inception   Inception Date
--------------------------------------------------------------------------------
  Janus Global(/2/).............. (29.05%) 9.37%     13.64%    December 3, 1992
  Janus Growth................... (34.40%) 7.96%      8.74%    October 2, 1986
  Transamerica Equity(/3/)....... (23.84%) 14.92%    18.60%   February 26, 1969
  Van Kampen Emerging Growth..... (39.41%) 13.38%    15.51%     March 1, 1993
  AIM V.I. Capital Appreciation
   Fund--
   Series I shares............... (29.48%) 4.49%     10.15%      May 5, 1993
  AIM V.I. Core Equity Fund--
   Series I shares............... (29.04%) 5.75%      9.77%      May 2, 1994
  AIM V.I. Government Securities
   Fund--
   Series I shares...............  0.15%   4.64%      3.98%      May 5, 1993
  AIM V.I. Premier Equity Fund--
   Series I shares............... (18.79%) 8.13%     11.79%      May 5, 1993
  Dreyfus Stock Index Fund--
   Initial Class................. (18.41%) 8.81%     10.89%+  September 29, 1989
  Dreyfus VIF--Small Company
   Stock Portfolio--
   Initial Class................. (7.78%)  4.72%      5.52%      May 1, 1996
  MFS Emerging Growth Series..... (39.67%) 7.55%     10.80%     July 24, 1995
  MFS Research Series............ (27.46%) 5.12%      8.62%     July 26, 1995
  MFS Total Return Series........ (6.00%)  8.75%     11.59%    January 3, 1995
  MFS Utilities Series........... (30.41%) 8.98%     13.14%    January 3, 1995
  Nations High Yield Bond........  2.07%    N/A      (3.00%)     July 6, 2000
  Nations International Value.... (16.10%)  N/A     (14.98%)     July 6, 2000
  Nations Marsico Focused
   Equities...................... (24.00%)  N/A       6.84%     March 26, 1998
  Nations Marsico Growth......... (23.86%)  N/A       6.45%     March 26, 1998
  Nations Marsico International
   Opportunities................. (19.67%)  N/A       0.50%     March 26, 1998
  Nations Marsico 21st Century... (32.78%)  N/A     (14.09%)    March 26, 1998
  Nations MidCap Growth..........   N/A     N/A     (21.88%)     May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA.......... (18.80%) 12.56%    13.57%+    April 3, 1985
  Oppenheimer Global Securities
   Fund/VA....................... (18.26%) 13.76%    12.29%+  November 12, 1990
  Oppenheimer High Income
   Fund/VA....................... (4.28%)  1.41%     7.17%+     April 30, 1986
  Oppenheimer Main Street Growth
   & Income Fund/VA.............. (16.39%) 5.19%     12.05%      July 5, 1995
  Oppenheimer Strategic Bond
   Fund/VA....................... (1.41%)  2.87%      4.11%      May 3, 1993
  Fidelity--VIP Balanced
   Portfolio--
   Service Class 2............... (8.12%)  5.49%      6.86%    January 3, 1995
  Fidelity--VIP Contrafund(R)
   Portfolio--
   Service Class 2............... (18.69%) 8.74%     14.01%    January 3, 1995
  Fidelity--VIP Equity-Income
   Portfolio--
   Service Class 2(/4/).......... (11.46%) 7.68%     11.92%+   October 9, 1986
  Fidelity--VIP Growth
   Portfolio--
   Service Class 2............... (24.08%) 9.58%     11.54%+   October 9, 1986
  Fidelity--VIP Growth & Income
   Portfolio--
   Service Class 2............... (15.24%)  N/A       8.15%   December 31, 1996
  Fidelity--VIP High Income
   Portfolio--
   Service Class 2............... (18.16%) (5.13%)   3.69%+   September 19, 1985
  Fidelity--VIP Investment Grade
   Bond Portfolio--
   Service Class 2...............  1.90%   5.53%     5.32%+    December 5, 1988
  Fidelity--VIP Mid Cap
   Portfolio--Service Class 2.... (9.76%)   N/A      23.41%   December 28, 1998
--------------------------------------------------------------------------------

 +Ten Year Date

                                TABLE 4--B


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


      (Assuming a Surrender Charge, and no Family Income Protector or


                     Beneficiary Earnings Enhancement)


                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.25%)


--------------------------------------------------------------------------------
                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                         1 Year  5 Year  Inception   Inception Date
--------------------------------------------------------------------------------
  Janus Global(/2/)..............  (28.93%)  9.53%   13.81%    December 3, 1992
  Janus Growth...................  (34.29%)  8.12%   8.90%+    October 2, 1986
  Transamerica Equity(/3/).......  (23.72%) 15.09%   18.78%+  February 26, 1969
  Van Kampen Emerging Growth.....  (39.31%) 13.55%   15.68%     March 1, 1993
  AIM V.I. Capital Appreciation
   Fund--Series I shares.........  (29.37%)  4.65%   10.32%      May 5, 1993
  AIM V.I. Core Equity Fund--
   Series I shares...............  (28.92%)  5.91%    9.94%      May 2, 1994
  AIM V.I. Government Securities
   Fund--Series I shares.........   0.31%    4.79%    4.13%      May 5, 1993
  AIM V.I. Premier Equity Fund--
   Series I shares...............  (18.66%)  8.29%   11.96%      May 5, 1993
  Dreyfus Stock Index Fund--
   Initial Class.................  (18.27%)  8.97%   11.06%+  September 29, 1989
  DreyfusVIF--Small Company Stock
   Portfolio--Initial Class......  (7.63%)   4.88%    5.68%      May 1, 1996
  MFS Emerging Growth Series.....  (39.57%)  7.71%   10.97%     July 24, 1995
  MFS Research Series............  (27.34%)  5.28%    8.78%     July 26, 1995
  MFS Total Return Series........  (5.85%)   8.91%   11.75%    January 3, 1995
  MFS Utilities Series...........  (30.29%)  9.14%   13.31%    January 3, 1995
  Nations High Yield Bond........   2.23%     N/A    (2.84%)     July 6, 2000
  Nations International Value....  (15.96%)   N/A   (14.85%)     July 6, 2000
  Nations Marsico Focused
   Equities......................  (23.88%)   N/A     7.00%     March 26, 1998
  Nations Marsico Growth.........  (23.73%)   N/A     6.61%     March 26, 1998
  Nations Marsico International
   Opportunities.................  (19.54%)   N/A     0.66%     March 26, 1998
  Nations Marsico 21st Century...  (32.66%)   N/A   (13.95%)    March 26, 1998
  Nations MidCap Growth..........    N/A      N/A   (21.80%)     May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA..........  (18.67%) 12.73%   13.74%+    April 3, 1985
  Oppenheimer Global Securities
   Fund/VA.......................  (18.13%) 13.93%   12.46%+  November 12, 1990
  Oppenheimer High Income
   Fund/VA.......................  (4.13%)   1.56%   7.33%+     April 30, 1986
  Oppenheimer Main Street Growth
   & Income Fund/VA..............  (16.26%)  5.35%   12.21%      July 5, 1995
  Oppenheimer Strategic Bond
   Fund/VA.......................  (1.26%)   3.02%    4.26%      May 3, 1993
  Fidelity--VIP Balanced
   Portfolio--Service Class 2....  (7.97%)   5.64%    7.01%    January 3, 1995
  Fidelity--VIP Contrafund(R)
   Portfolio--Service Class 2....  (18.56%)  8.90%   14.18%    January 3, 1995
  Fidelity--VIP Equity-Income
   Portfolio--
   Service Class 2(/4/)..........  (11.32%)  7.84%   12.08%+   October 9, 1986
  Fidelity--VIP Growth
   Portfolio--Service Class 2....  (23.96%)  9.75%   11.71%+   October 9, 1986
  Fidelity--VIP Growth & Income
   Portfolio--Service Class 2....  (15.10%)   N/A     8.31%   December 31, 1996
  Fidelity--VIP High Income
   Portfolio--Service Class 2....  (18.02%) (4.99%)  3.84%+   September 19, 1985
  Fidelity--VIP Investment Grade
   Bond Portfolio--Service Class
   2.............................   2.06%    5.69%   5.48%+    December 5, 1988
  Fidelity--VIP Mid Cap
   Portfolio--Service Class 2....  (9.61%)    N/A    23.59%   December 28, 1998
--------------------------------------------------------------------------------


 +Ten Year Date

(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.
(/2/)The Janus Global portfolio is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest in this portfolio.

(/3/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc., merged with AEGON/Transamerica Series Fund, Inc. Transamerica VIF Growth Portfolio was moved into the AEGON/Transamerica Series Fund, Inc., and renamed Transamerica Equity. The performance information for periods prior to May 1, 2002, has been derived from the financial history of the predecessor portfolios.


(/4/)Returns prior to January 12, 2000, for the portfolios are based on historial returns for Initial Class stock.

                          RETIREMENT INCOME BUILDER II
                                VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                       Supplement Dated May 1, 2002

                                     to the

                       Prospectus dated May 1, 2002


                            FOR NEW JERSEY ONLY


For New Jersey policies, the optional Managed Annuity Program, is as described in this supplement and not as described in the prospectus. This feature is know as Family Income Protector in the prospectus.


Managed Annuity Program


The optional "Managed Annuity Program" can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are 85 years old or older.


You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).


Minimum Annuitization Value. If the Managed Annuity Program is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the Managed Annuity Program is added after the first policy year, the minimum annuitization value on the rider date is the policy value.


After the rider date, the minimum annuitization value is:
..  the minimum annuitization value on the rider date; plus
..  any additional premium payments; minus
..  an adjustment for any withdrawals made after the rider date;
.. the result of which is accumulated at the annual growth rate; minus .. any premium taxes.

Please note that if you annuitize using the Managed Annuity Program on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.


The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the Managed Annuity Program, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.


The minimum annuitization value may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any of the other annuity payment options listed in the prospectus. The Managed Annuity Program payment options are:

..  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
.. Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:
IF:
..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..  The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the Managed Annuity Program before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.


Minimum Annuitization Value Adjustment. If you annuitize under the Managed Annuity Program on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:

..  the policy value on the date you annuitize; plus
..  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
.. the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
.. you annuitize on a rider anniversary; or .. your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:


 Number
   of
 Years
 Since
  the        Age Adjustment:
 Rider       Number of Years
  Date   Subtracted from Your Age
---------------------------------
 0-1                10
---------------------------------
 1-2                9
---------------------------------
 2-3                8
---------------------------------
 3-4                7
---------------------------------
 4-5                6
---------------------------------
 5-6                5
---------------------------------
 6-7                4
---------------------------------
 7-8                3
---------------------------------
 8-9                2
---------------------------------
 9-10               1
---------------------------------
  10                0

Please note that the minimum annuitization value is used solely to calculate the Managed Annuity Program annuity payments. The Managed Annuity Program does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable adjusted annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.


In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:
..  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and .. the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Managed Annuity Program. You can annuitize using the Managed Annuity Program at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.


Note Carefully:
.. If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
..  If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."
.. If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.


During the first rider year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.


Managed Annuity Program Fee. A rider fee, currently 0.45% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.


The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program.


Termination. The Managed Annuity Program will terminate upon the earliest of the following:


.. the date we receive written notice from you requesting termination of the Managed Annuity Program;


.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Managed Annuity Program);

..  upgrade of the minimum annuitization value (although a new rider will be issued);
..  termination of your policy; or
.. 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                       STATEMENT OF ADDITIONAL INFORMATION

                          RETIREMENT INCOME BUILDER II
                                VARIABLE ANNUITY

                                 Issued through
                   RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT


                                   Offered by
                       TRANSAMERICA LIFE INSURANCE COMPANY

                            4333 Edgewood Road, N.E.
                          Cedar Rapids, Iowa 52499-0001



This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Retirement Income Builder II Variable Annuity offered by Transamerica Life Insurance Company ("Transamerica"). You may obtain a copy of the prospectus dated May 1, 2002, by calling 1-800-525-6205, or by writing to the administrative and service office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.



This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.



Dated: May 1, 2002

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GLOSSARY OF TERMS............................................................  3
THE POLICY--GENERAL PROVISIONS...............................................  5
     Owner...................................................................  5
     Entire Policy...........................................................  5
     Misstatement of Age or Sex..............................................  5
     Addition, Deletion or Substitution of Investments.......................  6
     Excess Interest Adjustment..............................................  6
     Reallocation of Annuity Units After the Annuity Commencement Date....... 10
     Annuity Payment Options................................................. 10
     Death Benefit........................................................... 11
     Death of Owner.......................................................... 13
     Assignment.............................................................. 13
     Evidence of Survival.................................................... 13
     Non-Participating....................................................... 14
     Amendments.............................................................. 14
     Employee and Agent Purchases............................................ 14
     Present Value of Future Variable Payments............................... 14
     Stabilized Payments..................................................... 14
CERTAIN FEDERAL INCOME TAX CONSEQUENCES...................................... 15
     Tax Status of the Policy................................................ 15
     Taxation of Transamerica................................................ 18
INVESTMENT EXPERIENCE........................................................ 18
     Accumulation Units...................................................... 19
     Annuity Unit Value and Annuity Payment Rates............................ 20
FAMILY INCOME PROTECTOR--ADDITIONAL INFORMATION.............................. 22
BENEFICIARY EARNINGS ENHANCEMENT--ADDITIONAL INFORMATION..................... 24
HISTORICAL PERFORMANCE DATA.................................................. 24
     Money Market Yields..................................................... 24
     Other Subaccount Yields................................................. 25
     Total Returns........................................................... 26
     Other Performance Data.................................................. 26
     Adjusted Historical Performance Data.................................... 26
PUBLISHED RATINGS............................................................ 27
STATE REGULATION OF TRANSAMERICA............................................. 27
ADMINISTRATION............................................................... 27
RECORDS AND REPORTS.......................................................... 27
DISTRIBUTION OF THE POLICIES................................................. 27
VOTING RIGHTS................................................................ 27
OTHER PRODUCTS............................................................... 28
CUSTODY OF ASSETS............................................................ 28
LEGAL MATTERS................................................................ 28
INDEPENDENT AUDITORS......................................................... 28
OTHER INFORMATION............................................................ 28
FINANCIAL STATEMENTS......................................................... 29

                                GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office--Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code--The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment ("EIA")--A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.


Excess Partial Surrender--The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.


Nonqualified Policy--A policy other than a qualified policy.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
..  premium payments; minus
..  partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
..  interest credited in the fixed account; plus or minus
..  accumulated gains or losses in the separate account; minus
..  service charges, rider fees, premium taxes, and transfer fees, if any.

Policy Year--A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--The Retirement Income Builder II Variable Annuity division of the Retirement Builder Variable Annuity Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.


Service Charge--There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)--Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, your estate will become the owner.

Note carefully. If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.


The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner's death, or payments must be made for a period certain or for the new owner's lifetime solong as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.


New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts invested in the subaccount that invests in the Dreyfus VIF - Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.


In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.


Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to the guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate (currently 3% per year). This is referred to as the excess interest adjustment floor.


The formula which will be used to determine the excess interest adjustment is:

                                 S*(G-C)* (M/12)

S = Gross amount being withdrawn that is subject to the excess interest adjustment.
G = Guaranteed interest rate applicable to S.
C = Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than "M". If this policy form or such a guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

M = Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
* =  multiplication
/\ = exponentiation

                Example 1 (Full Surrender, rates increase by 3%):

-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                     $50,000
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                   5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                     5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Full surrender:                                                     middle of contract year 3
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of contract year 3                           = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment                        = 57,161.18 - 7,161.18 = 50,000.00
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                                    = 50,000* (1.03) /\ 2.5 = 53,834.80
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
-------------------------------------------------------------------------------------------------------------------------------
  G= .055
-------------------------------------------------------------------------------------------------------------------------------
  C= .085
-------------------------------------------------------------------------------------------------------------------------------
  M = 30
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                          = S* (G-C)* (M/12)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 50,000.00* (.055 - .085)* (30/12)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = -3,750.00, but excess interest adjustment
                                                                      cannot cause the adjusted policy value to fall
                                                                      below the excess interest adjustment floor, so the
                                                                      adjustment is limited to 53,834.80 - 57,161.18 =
                                                                      -3,326.38
-------------------------------------------------------------------------------------------------------------------------------
  Adjusted policy value                                               = policy value + excess interest adjustment
                                                                      = 57,161.18 - 3,326.38 = 53,834.80
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge                                                    = (50,000 - 17,148.35)* .06 = 1,971.10
-------------------------------------------------------------------------------------------------------------------------------
  Cash value at middle of policy year 3                               = policy value + excess interest adjustment - surrender
                                                                      charge
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - 3,326.38 - 1,971.10
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 51,863.70
-------------------------------------------------------------------------------------------------------------------------------

                Example 2 (Full Surrender, rates decrease by 1%):

-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                     $50,000
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                   5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                     5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Full surrender:                                                     middle of contract year 3
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                             = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment                        = 57,161.18 - 7,161.18 = 50,000.00
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                                    = 50,000* (1.03) /\ 2.5 = 53,834.80
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
-------------------------------------------------------------------------------------------------------------------------------
  G = .055
-------------------------------------------------------------------------------------------------------------------------------
  C = .045
-------------------------------------------------------------------------------------------------------------------------------
  M = 30
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                          = S* (G - C)* (M/12)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 50,000* (.055 - .045)* (30/12)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 1,250.00
-------------------------------------------------------------------------------------------------------------------------------
  Adjusted policy value                                               = policy value + excess interest adjustment
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 + 1,250.00 = 58,411.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge                                                    = (50,000 - 17,148.35)* .06 = 1,971.10
-------------------------------------------------------------------------------------------------------------------------------
  Cash value at middle of policy year 3                               = policy value + excess interest adjustment - surrender
                                                                      charge
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 + 1,250 - 1,971.10
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 56,440.08
-------------------------------------------------------------------------------------------------------------------------------

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Surrender charge--free surrenders will reduce the policy value by the amount withdrawn. Amounts withdrawn in excess of the surrender charge--free amount will reduce the policy value by an amount equal to:



                                    X - Y + Z

X = excess partial surrender = requested surrender less surrender charge--free amount
A = amount of partial surrender which is subject to excess interest adjustment = requested surrender - excess interest adjustment--free amount, where excess interest adjustment--free amount = cumulative interest credited at time of, but prior to, surrender.
Y = excess interest adjustment = (A)*(G-C)*(M/12) where G, C, and M are defined above, with "A" substituted for "S" in the definition of G and M.
Z = surrender charge on X minus Y.

              Example 3 (Partial Surrender, rates increase by 1%):

-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                     $50,000
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                   5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                     5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Partial surrender:                                                  $30,000; middle of contract year 3
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                             = 50,000* (1.055) /\2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment / surrender charge
-------------------------------------------------------------------------------------------------------------------------------
    X    = 30,000 - 17,148.35 = 12,851.65
-------------------------------------------------------------------------------------------------------------------------------
    A    = 30,000 - 7,161.18 = 22,838.82
-------------------------------------------------------------------------------------------------------------------------------
    G    = .055
-------------------------------------------------------------------------------------------------------------------------------
    C    = .065
-------------------------------------------------------------------------------------------------------------------------------
    M    = 30
-------------------------------------------------------------------------------------------------------------------------------
    Y    = 22,838.82* (.055 - .065)* (30/12) = -570.97
-------------------------------------------------------------------------------------------------------------------------------
    Z    = .06* [12,851.65 - (-570.97)] = 805.36
-------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to surrender charge--free surrender   = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to excess surrender                   = X - Y + Z
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 12,851.65 - (-570.97) + 805.36
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 14,227.98
-------------------------------------------------------------------------------------------------------------------------------
  Policy value after surrender at middle of policy year 3
                                                                      = 57,161.18 - [17,148.35 + 14,227.98]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [17,148.35 + 12,851.65 -
                                                                      (-570.97) + 805.36]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [30,000 - (-570.97) + 805.36]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - 31,376.33 = 25,784.85
-------------------------------------------------------------------------------------------------------------------------------

              Example 4 (Partial Surrender, rates decrease by 1%):

-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                     $50,000
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                   5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                     5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Partial surrender:                                                  $30,000; middle of contract year 3
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                             = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of
  policy year 3                                                       = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment / surrender charge
    X = 30,000 - 17,148.35 = 12,851.65
    A = 30,000 - 7,161.18 = 22,838.82
    G = .055
    C = .045
    M = 30
    Y = 22,838.82* (.055 - .045)* (30/12) = 570.97
    Z = .06* [12,851.65 - (570.97)] = 736.84
-------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to surrender charge--free surrender    = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to excess surrender                   = X - Y + Z
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 12,851.65 - 570.97 + 736.84
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 13,017.52
-------------------------------------------------------------------------------------------------------------------------------
  Policy value after surrender at middle of policy year 3
                                                                      = 57,161.18 - [17,148.35 + 13,017.52]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [17,148.35 + 12,851.65 -
                                                                      570.97 + 736.84]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [30,000 - (570.97) + 736.84]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - 30,165.87 = 26,995.31
-------------------------------------------------------------------------------------------------------------------------------

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.


After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Family Income Protector ("FIP"). See the "Family Income Protector" section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid guaranteed amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.


Variable Payment Options. The dollar amount of the first variable annuity
------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For regular annuity payments (i.e., payments that are not under the Family Income Protector) the tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.


Determination of the First Variable Payment. The amount of the first variable
-------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

         Annuity Commencement Date                        Adjusted Age
         -------------------------                        ------------
                 2001-2010                             Actual Age minus 1
                 2011-2020                             Actual Age minus 2
                 2021-2030                             Actual Age minus 3
                 2031-2040                             Actual Age minus 4
                 After 2040                      As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Larger adjustments may be made for certain Family Income Protector annuity payments.



Determination of Additional Variable Payments. All variable annuity payments
---------------------------------------------
other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
--------------------------
is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is the sum of (1) and (2), where:
     (1)  The surrender charge-free surrender amount taken; and
     (2) The amount that an excess partial surrender (the portion of a surrender that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:
          (a) is the amount of the death benefit prior to the excess partial surrender; and
          (b) is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

-----------------------------------------------------------------------------------------------------------------------------------
                                                             EXAMPLE 1
                                                    (Assumed Facts for Example)
-----------------------------------------------------------------------------------------------------------------------------------
  $75,000   current guaranteed minimum death benefit before surrender
-----------------------------------------------------------------------------------------------------------------------------------
  $50,000   current policy value before surrender
-----------------------------------------------------------------------------------------------------------------------------------
  $75,000   current death benefit (larger of policy value and guaranteed minimum death benefit)
-----------------------------------------------------------------------------------------------------------------------------------
  6%        current surrender charge percentage
-----------------------------------------------------------------------------------------------------------------------------------
  $15,000   requested surrender
-----------------------------------------------------------------------------------------------------------------------------------
  $10,000   surrender charge-free amount (assumes 20% cumulative free percentage is available)
-----------------------------------------------------------------------------------------------------------------------------------
  $5,000    excess partial surrender--(amount subject to surrender charge)
-----------------------------------------------------------------------------------------------------------------------------------
  $100      excess interest adjustment
            (assumes interest rates have decreased since initial guarantee)
-----------------------------------------------------------------------------------------------------------------------------------
  $294      surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
-----------------------------------------------------------------------------------------------------------------------------------
  $5,194    reduction in policy value due to excess partial surrender = 5000 - 100 + 294
-----------------------------------------------------------------------------------------------------------------------------------
  $17,791   adjusted partial surrender = $10,000 + [$5,194* (75,000/50,000)]
-----------------------------------------------------------------------------------------------------------------------------------
  $57,209   new guaranteed minimum death benefit (after surrender) = 75,000 - 17,791
-----------------------------------------------------------------------------------------------------------------------------------
  $34,806   new policy value (after surrender) = 50,000 - 10,000 - 5,194
-----------------------------------------------------------------------------------------------------------------------------------

 Summary:
 -------
Reduction in guaranteed minimum death benefit                          = $17,791
Reduction in policy value                                              = $15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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                                                             EXAMPLE 2
                                                    (Assumed Facts for Example)
------------------------------------------------------------------------------------------------------------------------------------
  $50,000   current guaranteed minimum death benefit before surrender
------------------------------------------------------------------------------------------------------------------------------------
  $75,000   current policy value before surrender
------------------------------------------------------------------------------------------------------------------------------------
  $75,000   current death benefit (larger of policy value and guaranteed minimum death benefit)
------------------------------------------------------------------------------------------------------------------------------------
  6%        current surrender charge percentage
------------------------------------------------------------------------------------------------------------------------------------
  $15,000   requested surrender
------------------------------------------------------------------------------------------------------------------------------------
  $11,250   surrender charge-free amount (assumes 15% cumulative free percentage is available)
------------------------------------------------------------------------------------------------------------------------------------
  $3,750    excess partial surrender--(amount subject to surrender charge)
------------------------------------------------------------------------------------------------------------------------------------
  $-100     excess interest adjustment
            (assumes interest rates have increased since initial guarantee)
------------------------------------------------------------------------------------------------------------------------------------
  $231      surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100)]
------------------------------------------------------------------------------------------------------------------------------------
  $4,081    reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
------------------------------------------------------------------------------------------------------------------------------------
  $15,331   adjusted partial surrender = $11,250 + [$4,081* (75,000/75,000)]
------------------------------------------------------------------------------------------------------------------------------------
  $34,669   New guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
------------------------------------------------------------------------------------------------------------------------------------
  $59,669   new policy value (after surrender) = 75,000 - 11,250 - 4,081
------------------------------------------------------------------------------------------------------------------------------------

 Summary:
 -------
Reduction in guaranteed minimum death benefit                          = $15,331
Reduction in policy value                                              = $15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was an owner, the death benefit must
-------------------------
(1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death Proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See "Certain Federal Income Tax Consequences.")

If the annuitant is not an owner, and an owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed:
(1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy). If the sole successor owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in
-----------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.


Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

----------------------------------------------------------------------------------------------------------------------

                            Hypothetical Changes in Annuity Units with Stabilized Payments*

----------------------------------------------------------------------------------------------------------------------
AIR                                           5.0%
----------------------------------------------------------------------------------------------------------------------
Life & 10 Year Certain
----------------------------------------------------------------------------------------------------------------------
Male aged 65
----------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
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                                                               Monthly                     Adjustments    Cumulative
                                 Beginning      Annuity        Payment        Monthly          in          Adjusted
                                  Annuity         Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
----------------------------------------------------------------------------------------------------------------------
At Issue:       January 1        400.0000       1.250000       $500.00        $500.00        0.0000        400.0000
----------------------------------------------------------------------------------------------------------------------
                February 1       400.0000       1.252005       $500.80        $500.00        0.0041        400.0041
----------------------------------------------------------------------------------------------------------------------
                March 1          400.0000       1.252915       $501.17        $500.00        0.0059        400.0100
----------------------------------------------------------------------------------------------------------------------
                April 1          400.0000       1.245595       $498.24        $500.00       (0.0089)       400.0011
----------------------------------------------------------------------------------------------------------------------
                May 1            400.0000       1.244616       $497.85        $500.00       (0.0108)       399.9903
----------------------------------------------------------------------------------------------------------------------
                June 1           400.0000       1.239469       $495.79        $500.00       (0.0212)       399.9691
----------------------------------------------------------------------------------------------------------------------
                July 1           400.0000       1.244217       $497.69        $500.00       (0.0115)       399.9576
----------------------------------------------------------------------------------------------------------------------
                August 1         400.0000       1.237483       $494.99        $500.00       (0.0249)       399.9327
----------------------------------------------------------------------------------------------------------------------
                September 1      400.0000       1.242382       $496.95        $500.00       (0.0150)       399.9177
----------------------------------------------------------------------------------------------------------------------
                October 1        400.0000       1.242382       $496.95        $500.00       (0.0149)       399.9027
----------------------------------------------------------------------------------------------------------------------
                November 1       400.0000       1.249210       $499.68        $500.00       (0.0016)       399.9012
----------------------------------------------------------------------------------------------------------------------
                December 1       400.0000       1.252106       $500.84        $500.00        0.0040        399.9052
----------------------------------------------------------------------------------------------------------------------
                January 1        399.9052       1.255106       $501.92        $501.92        0.0000        399.9052
----------------------------------------------------------------------------------------------------------------------


* Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (ss.) 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company that require the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets."


The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owners of a pro rata share of the assets of the separate account.


Distribution Requirements. The Code also requires that nonqualified policies
-------------------------
contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the designated beneficiary as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The non-qualifed policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


Withholding. The portion of any distribution under a policy that is includable
-----------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, distribution of certain after-tax contributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.


Qualified Policies. The qualified policy is designed for use with several types
------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual
-------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year on behalf of any individual may not exceed the deductible amount specified in the Code ($3000 for 2002), except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and
(vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.


Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
-----------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3000 for 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.


Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
--------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of

(i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a)
------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
---------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.


Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
-------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."


Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.


                              INVESTMENT EXPERIENCE

A "Net Investment Factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.


An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
     (a) is the net result of:
          (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
          (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

          (3) a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

     (b) the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
     (c) is an amount representing the separate account charge and any optional benefit fees, if applicable.

              Illustration of Accumulation Unit Value Calculations Formula and Illustration for Determining the Net Investment Factor

                   (Assume either the 5% Annually Compounding
             Death Benefit or the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Investment Experience Factor = (A + B - C) - E
                               -----------
                                      D

       Where: A = The Net Asset Value of an underlying fund share as of the end of the current valuation period.
                  Assume.......................................................................................A = $11.57

              B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
                  Assume............................................................................................B = 0

              C = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                  Assume............................................................................................C = 0

              D = The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
                  Assume.......................................................................................D = $11.40

              E = The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals
                  1.40% on an annual basis.
                  On a daily basis.............................................................................= .0000380909

Then, the Investment Experience
                Factor = (11.57+ 0 - 0) - .0000380909 = Z = 1.0148741898
                        --------------
                           11.40

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

       Where: A = The accumulation unit value for the immediately preceding valuation period.
                  Assume........................................................................................ = $X

              B = The Net Investment Factor for the current valuation period.
                  Assume........................................................................................ = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:


     (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

     (b) is the net investment factor for that subaccount for the valuation period; and
     (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
     (i) is the result of:
          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

          (3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

     (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

     (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% (for the Return of Premium Death Benefit) or 1.40% (for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit) of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits, but 2.50% for FIP annuity payments).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

               Illustration of Calculations for Annuity Unit Value
                          and Variable Annuity Payments

           Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

       Where: A = Annuity unit value for the immediately preceding valuation period.
                  Assume...........................................................................................= $X

              B = Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.*
                  Assume...........................................................................................= Y

              C = A factor to neutralize the assumed interest rate of 5% built into the Annuity Tables used.
                  Assume...........................................................................................= Z

Then, the annuity unit value is: $X * Y * Z = $Q

* For FIP annuity payments, this will reflect not only the 1.25% mortality and expense risk fee and administrative charge, but also the 1.25% guaranteed payment fee.

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment = A * B
                                         -----
                                        $1,000


       Where: A = The policy value as of the annuity commencement date.
                  Assume.........................................................................................= $X

              B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
                  Assume.........................................................................................= $Y

Then, the first Monthly Variable Annuity Payment = $X * $Y = $Z
                                                   -------
                                                    1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                          -
                          B

       Where: A = The dollar amount of the first monthly Variable Annuity Payment.
                  Assume........................................................................................= $X

              B = The annuity unit value for the Valuation Date on which the first monthly payment is due.
                  Assume........................................................................................= $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

                FAMILY INCOME PROTECTOR -- ADDITIONAL INFORMATION


The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "Family Income Protector" for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:
..   there were no subsequent premium payments or surrenders;
..   there were no premium taxes;
..   the $100,000 premium is subject to the Family Income Protector;
..   the annuitant is (or both annuitants are) 60 years old when the rider is issued;
..   the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the Family Income Protector); and
..   there was no upgrade of the minimum annuitization value.


Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).


Life Only = Life Annuity with No Period Certain                        Life 10 = Life Annuity with 10 Years Certain

--------------------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at                        Male                            Female                  Joint & Survivor
  Exercise Date
--------------------------------------------------------------------------------------------------------------------------------
                                     Life Only          Life 10         Life Only        Life 10      Life Only      Life 10
--------------------------------------------------------------------------------------------------------------------------------
            10 (age 70)                $ 1,135          $ 1,067             $ 976          $ 949          $ 854        $ 852
--------------------------------------------------------------------------------------------------------------------------------
                15                       1,833            1,634             1,562          1,469          1,332        1,318
--------------------------------------------------------------------------------------------------------------------------------
            20 (age 80)                  3,049            2,479             2,597          2,286          2,145        2,078
--------------------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum annuitization value as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of surrenders on the minimum annuitization value are as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 1
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value on last policy anniversary:          $10,000
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value at time of distribution:             $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        policy value at time of distribution:                            $15,000
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $500
-------------------------------------------------------------------------------------------------------------------------------
..        prior distribution in current policy year:                       None
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        maximum annual free amount:                                      $10,000 x 6% = $600
-------------------------------------------------------------------------------------------------------------------------------
..        policy value after distribution:                                 $15,000 - $500 = $14,500
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value after distribution:                  $10,500 - $500 = $10,000
------------------------------------------------------------------------- -----------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 2
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value on last policy anniversary:          $10,000
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value at time of distribution:             $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        policy value at time of distribution:                            $15,000
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $1,500
-------------------------------------------------------------------------------------------------------------------------------
..        prior distribution in current policy year:                       $1,000
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        maximum annual free amount:                                      $0.0
-------------------------------------------------------------------------------------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-------------------------------------------------------------------------------------------------------------------------------
..        policy value after distribution:                                 $15,000 - $1,500 = $13,500
-------------------------------------------------------------------------------------------------------------------------------
         (since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value after distribution:                  $10,500 - (10% x $10,500) = $9,450
------------------------------------------------------------------------- -----------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value on last policy anniversary:          $10,000
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value at time of distribution:             $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        policy value at time of distribution:                            $7,500
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $1,500
-------------------------------------------------------------------------------------------------------------------------------
..        prior distribution in current policy year:                       $1,000
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        maximum annual free amount:                                      $0.0
-------------------------------------------------------------------------------------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-------------------------------------------------------------------------------------------------------------------------------
..        policy value after distribution:                                 $7,500 - $1,500 = $6,000
-------------------------------------------------------------------------------------------------------------------------------
         (since the policy value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value after distribution:                  $10,500 - (20% x $10,500) = $8,400
------------------------------------------------------------------------- -----------------------------------------------------


The amount of the first payment provided by the Family Income Protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, age adjustment (if applicable) and the Family Income Protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the Family Income Protector using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.


The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

           BENEFICIARY EARNINGS ENHANCEMENT -- ADDITIONAL INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount.

                                    Example 1

-------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                         $100,000
-------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                    $25,000
-------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                          $30,000
-------------------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender                                                                      $150,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date                         $25,000
- Premiums paid after Rider Date = $150,000 - $100,000 - $25,000):
-------------------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                    $5,000
-------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $200,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                           $80,000
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $200,000 - $100,000 - $25,000 + $5,000):
-------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $80,000):    $32,000
-------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):            $232,000
-------------------------------------------------------------------------------------------------------------------------

                                    Example 2

-------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                         $100,000
-------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                    $0
-------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                          $0
-------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $75,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                           $0
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $75,000 - $100,000 - $0 + $0):
-------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):         $0
-------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):            $75,000
-------------------------------------------------------------------------------------------------------------------------

                           HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Dreyfus VIF-Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:


                    Current Yield = ((NCS * ES)/UV) * (365/7)

Where:
NCS    =  The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES     =  Per unit expenses of the subaccount for the 7-day period.
UV     =  The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Dreyfus VIF - Money Market Subaccount will be lower than the yield for the Dreyfus VIF - Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Dreyfus VIF - Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES =  Per unit expenses of the subaccount for the 7-day period.
UV =  The unit value on the first day of the 7-day period.

The yield on amounts held in the Dreyfus VIF- Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Dreyfus VIF - Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Dreyfus VIF - Money Market Portfolio, the types and quality of portfolio securities held by the Dreyfus VIF - Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2001, the yield of the Dreyfus VIF - Money Market Subaccount was 0.75%, and the effective yield was 0.75% for the Return of Premium Death Benefit. For the seven days ended December 31, 2001, the yield of the Dreyfus VIF - Money Market Subaccount was 0.61%, and the effective yield was 0.61% for the 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit.


Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Dreyfus VIF - Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:


                  Yield = 2 * ((((NI - ES)/(U * UV)) + 1)/6/ -1)

Where:
NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES = Expenses of the subaccount for the 30-day period.
U  = The average number of units outstanding.
UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.


Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.



Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount's underlying fund portfolios, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                P (1 + T)/N/ = ERV

Where:
T   = The average annual total return net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P   = A hypothetical initial payment of $1,000.
N   = The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.


                                CTR = (ERV/P) -1

Where:
CTR = The cumulative total return net of subaccount recurring charges for the period.
ERV = The ending redeemable value of the hypothetical investment at the end of the period.
P   = A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                                PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.


                        STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.


                          DISTRIBUTION OF THE POLICIES


The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2001, 2000 and 1999, the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and/or the broker-dealers for their services related to Retirement Income Builder II Variable Annuity policies was $4,477,640.03, $6,302,539.46 and $648,011.00, respectively. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of Transamerica) was the principal underwriter. No fees had been paid to any broker-dealers for their services prior to 1998.


                                  VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.


The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.


Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.


                                CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.


                                  LEGAL MATTERS


Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2001, 2000 and 1999, and for each of the three years in the period ended December 31, 2001, and the financial statements of certain subaccounts of the Retirement Builder Variable Annuity Account, which are available for investment by the Retirement Income Builder II Variable Annuity contract owners as of December 31, 2001 and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                                OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The financial statements and schedules of Transamerica Life Insurance Company which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial Statements - Statutory Basis

Transamerica Life Insurance Company
(Formerly PFL Life Insurance Company)
Years Ended December 31, 2001, 2000, and 1999

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                     Financial Statements - Statutory Basis

                  Years Ended December 31, 2001, 2000, and 1999




                                    Contents

Report of Independent Auditors........................................................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis......................................................................   3
Statements of Operations - Statutory Basis............................................................   5
Statements of Changes in Capital and Surplus - Statutory Basis........................................   6
Statements of Cash Flow - Statutory Basis.............................................................   7
Notes to Financial Statements - Statutory Basis.......................................................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties....................................  40
Supplementary Insurance Information...................................................................  41
Reinsurance...........................................................................................  42

                         Report of Independent Auditors

The Board of Directors
Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (formerly known as PFL Life Insurance Company), an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2002

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                        Balance Sheets - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)


                                                                                  December 31
                                                                             2001             2000
                                                                       ----------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                                        $     193,296    $       98,224
   Bonds                                                                     12,891,333         7,009,825
   Stocks:
     Preferred                                                                   51,786            19,987
     Common (cost: 2001 - $91,042; 2000 - $75,141)                               93,367            84,736
     Mutual funds sponsored by affiliated entities (cost:
       2001 - $4,403; 2000 - $4,132)                                              3,947             3,781
     Affiliated entities (cost: 2001 - $10,167; 2000 - $2,153)                    1,018                 -
   Mortgage loans on real estate                                              2,063,388         1,585,896
   Real estate, at cost less accumulated depreciation (2001 -
     $14,304; 2000 - $12,641):
       Home office properties                                                     7,374             7,601
       Properties acquired in satisfaction of debt                               15,082            15,599
       Investment properties                                                     30,034            31,070
   Policy loans                                                                  59,034            57,571
   Net short-term notes receivable from affiliates                              140,000                 -
   Other invested assets                                                        413,500           218,340
                                                                       ----------------------------------
Total cash and invested assets                                               15,963,159         9,132,630

Premiums deferred and uncollected                                                13,860            14,235
Accrued investment income                                                       165,836            89,976
Receivable from affiliate                                                             -            92,235
Net deferred income tax asset                                                    33,961                 -
Other assets                                                                     34,261            19,359
Separate account assets                                                       5,304,781         4,519,029




                                                                       ----------------------------------
Total admitted assets                                                     $  21,515,858    $   13,867,464
                                                                       ==================================

                                                                                  December 31
                                                                            2001                 2000
                                                                     ------------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                $  2,251,299        $  2,109,505
     Annuity                                                                7,402,612           4,653,643
     Accident and health                                                      384,234             305,365
   Policy and contract claim reserves:
     Life                                                                      13,561              10,071
     Accident and health                                                       28,202              32,323
   Liabilities for deposit-type contracts                                   4,773,460           1,284,572
   Other policyholders' funds                                                   2,147               2,840
   Remittances and items not allocated                                        412,696             332,961
   Asset valuation reserve                                                     58,872             106,192
   Interest maintenance reserve                                                26,415              16,693
   Net short-term notes payable to affiliates                                       -               6,200
   Other liabilities                                                          131,216             101,705
   Provision for reinsurance in unauthorized companies                          1,605                 495
   Federal income taxes payable                                                32,064               3,288
   Funds held under reinsurance treaties with unauthorized
     reinsurers                                                                13,403                   -
   Transfers from separate accounts due or accrued                           (150,654)           (118,075)
   Payable for securities                                                     119,715              24,482
   Payable to affiliates                                                        6,694                   -
   Separate account liabilities                                             5,259,079           4,512,979
                                                                     ------------------------------------
Total liabilities                                                          20,766,620          13,385,239

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $10 par value, 500,000 shares authorized,
     223,500 and 266,000 issued and outstanding shares in
     2001 and 2000, respectively                                                2,235               2,660
   Preferred stock, $10 par value, 42,500 shares authorized, issued
     and outstanding in 2001                                                      425                   -
   Paid-in surplus                                                            534,282             254,282
   Unassigned surplus                                                         212,296             225,283
                                                                     ------------------------------------
Total capital and surplus                                                     749,238             482,225
                                                                     ------------------------------------
Total liabilities and capital and surplus                                $ 21,515,858        $ 13,867,464
                                                                     ====================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                   Statements of Operations - Statutory Basis
                             (Dollars in Thousands)


                                                                                       Year Ended December 31
                                                                               2001             2000             1999
                                                                           ----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
       Life                                                                 $   554,684       $   882,537     $   227,510
       Annuity                                                                4,118,905         3,223,121       1,413,049
       Accident and health                                                      150,586           152,293         160,570
   Net investment income                                                        825,953           527,313         437,549
   Amortization of interest maintenance reserve                                   3,503             3,867           7,588
   Commissions and expense allowances on reinsurance
     ceded                                                                      160,960            26,942          24,741
   Separate account fee income                                                   60,188            62,982          49,826
                                                                           ----------------------------------------------
                                                                              5,874,779         4,879,055       2,320,833
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                                      127,370           111,054         115,621
     Surrender benefits                                                       1,194,122         1,315,484       1,046,611
     Other benefits                                                             356,649           205,110         169,479
     Increase in aggregate reserves for policies and
       contracts:
         Life                                                                   141,397           556,724         195,606
         Annuity                                                              2,730,317           541,540         111,427
         Accident and health                                                     78,869            50,794          48,835
         Other                                                                        -             5,986          10,480
     Increase in liability for premium and other
       deposit funds                                                                  -         1,183,833               -
                                                                           ----------------------------------------------
                                                                              4,628,724         3,970,525       1,698,059
   Insurance expenses:
     Commissions                                                                290,622           196,101         167,146
     General insurance expenses                                                  81,737            58,019          54,191
     Taxes, licenses and fees                                                    15,934            26,740          12,382
     Net transfers to separate accounts                                         823,622           515,325         309,307
     Other expenses                                                              15,525               776             229
                                                                           ----------------------------------------------
                                                                              1,227,440           796,961         543,255
                                                                           ----------------------------------------------
                                                                              5,856,164         4,767,486       2,241,314
                                                                           ----------------------------------------------
Gain from operations before federal income tax expense
   and net realized capital gains (losses) on investments                        18,615           111,569          79,519
Federal income tax expense                                                       28,149            51,251          25,316
                                                                           ----------------------------------------------
Gain (loss) from operations before net realized capital
   gains (losses) on investments                                                 (9,534)           60,318          54,203

Netrealized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to (from) interest maintenance
   reserve)                                                                    (107,276)           (9,474)          6,365
                                                                           ----------------------------------------------
Net income (loss)                                                            $ (116,810)      $    50,844     $    60,568
                                                                           ==============================================

See accompanying notes.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in Thousands)

                                                                                                           Total
                                                            Common    Preferred  Paid-in    Unassigned    Capital
                                                             Stock      Stock    Surplus     Surplus    and Surplus
                                                          ----------------------------------------------------------
Balance at January 1, 1999                                    $2,660      $  -     $154,282  $205,586      $362,528
   Net income                                                      -         -            -    60,568        60,568
   Change in net unrealized capital gains/losses                   -         -            -   (20,217)      (20,217)
   Change in non-admitted assets                                   -         -            -      (980)         (980)
   Change in asset valuation reserve                               -         -            -   (11,605)      (11,605)
   Dividend to stockholder                                         -         -            -   (40,000)      (40,000)
   Tax benefit on stock options exercised                          -         -            -     1,305         1,305
   Change in surplus in separate accounts                          -         -            -       245           245
   Settlement of prior period tax returns and other
     tax-related adjustments                                       -         -            -     2,811         2,811
                                                          ----------------------------------------------------------
Balance at December 31, 1999                                   2,660         -      154,282   197,713       354,655
   Net income                                                      -         -            -    50,844        50,844
   Change in net unrealized capital gains/losses                   -         -            -   (19,784)      (19,784)
   Change in non-admitted assets                                   -         -            -    (1,210)       (1,210)
   Change in asset valuation reserve                               -         -            -    (2,999)       (2,999)
   Tax benefit on stock options exercised                          -         -            -     1,438         1,438
   Change in surplus in separate accounts                          -         -            -      (224)         (224)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -      (495)         (495)
   Capital contribution                                            -         -      100,000         -       100,000
                                                          ----------------------------------------------------------
Balance at December 31, 2000                                   2,660         -      254,282   225,283       482,225
   Net loss                                                        -         -            -  (116,810)     (116,810)
   Change in net unrealized capital gains/losses                   -         -            -   (10,700)      (10,700)
   Change in non-admitted assets                                   -         -            -   (51,381)      (51,381)
   Change in asset valuation reserve                               -         -            -    47,320        47,320
   Tax benefit on stock options exercised                          -         -            -       897           897
   Change in surplus in separate accounts                          -         -            -    (3,378)       (3,378)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -    (1,110)       (1,110)
   Change in net deferred income tax                               -         -            -    64,840        64,840
   Cumulative effect of changes in accounting principles           -         -            -    23,045        23,045
   Dividends to stockholder                                        -         -            -    (3,000)       (3,000)
   Exchange of common stock for preferred stock                 (425)      425            -         -             -
   Reinsurance transactions                                        -         -            -    37,290        37,290
   Capital contribution                                            -         -      280,000         -       280,000
                                                          ----------------------------------------------------------
Balance at December 31, 2001                                  $2,235      $425     $534,282  $212,296      $749,238
                                                          ==========================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)

                                                                     Year Ended December 31
                                                                 2001         2000             1999
                                                         ------------------------------------------------
Operating activities
Premiums and other considerations received, net of
   reinsurance                                              $  5,024,130 $  4,285,644     $  1,830,365
Net investment income received                                   763,113      508,646          441,737
Life and accident and health claims paid                        (125,561)    (114,001)        (124,178)
Surrender benefits and other fund withdrawals paid            (1,330,575)  (1,315,484)      (1,046,611)
Other benefits paid to policyholders                            (170,315)    (205,100)        (169,476)
Commissions, other expenses and other taxes                     (399,599)    (267,778)        (238,192)
Net transfers to separate accounts                              (797,040)    (477,575)        (280,923)
Federal income taxes received (paid)                               1,525      (45,190)         (24,709)
                                                         ------------------------------------------------
Net cash provided by operating activities                      2,965,678    2,369,162          388,013

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                  7,556,980    4,817,508        3,283,038
   Common stocks                                                  76,287       50,953           60,293
   Mortgage loans on real estate                                 178,704      129,336          158,739
   Real estate                                                     2,179        2,042           13,367
   Policy loans                                                        -        2,300              186
   Other                                                          38,584       14,366            6,133
                                                         ------------------------------------------------
                                                               7,852,734    5,016,505        3,521,756
Cost of investments acquired:
   Bonds and preferred stocks                                (13,496,958)  (6,989,279)      (3,398,158)
   Common stocks                                                (102,352)     (54,697)         (76,200)
   Mortgage loans on real estate                                (659,617)    (372,757)        (480,750)
   Real estate                                                         -         (149)          (7,568)
   Policy loans                                                   (1,463)           -                -
   Other                                                        (288,641)    (116,485)         (48,719)
                                                         ------------------------------------------------
                                                             (14,549,031)  (7,533,367)      (4,011,395)
                                                         ------------------------------------------------
Net cash used in investing activities                         (6,696,297)  (2,516,862)        (489,639)

Financing and miscellaneous activities
Other cash provided:
   Capital and surplus paid in                                   280,000      100,000                -
   Borrowed money                                                 (6,200)    (138,300)         135,079
   Deposits on deposit-type contracts                          4,406,794            -                -
   Other sources                                                 354,709      338,402           28,835
                                                         ------------------------------------------------
Total other cash provided                                      5,035,303      300,102          163,914
Other cash applied:
   Dividends to stockholder                                       (3,000)           -          (40,000)
   Withdrawals from deposit-type contracts                      (944,380)           -                -
   Other applications                                           (262,232)    (107,873)         (51,882)
                                                         ------------------------------------------------
Total other cash applied                                      (1,209,612)    (107,873)         (91,882)
                                                         ------------------------------------------------
Net cash provided by financing and miscellaneous
   activities                                                  3,825,691      192,229           72,032
                                                         ------------------------------------------------
Increase (decrease) in cash and short-term investments            95,072       44,529          (29,594)
Cash and short-term investments at beginning of year              98,224       53,695           83,289
                                                         ------------------------------------------------
Cash and short-term investments at end of year             $     193,296 $     98,224     $     53,695
                                                         ================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                 Notes to Financial Statements - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)

                                December 31, 2001


1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company), formerly PFL Life Insurance Company, is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to 2001, the Company was a wholly-owned subsidiary of First AUSA Life Insurance Company, a subsidiary of AEGON.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

   Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



   1. Organization and Summary of Significant Accounting Policies (continued)

   end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value. Stocks of affiliated companies are carried at equity in the underlying net

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $16,146, $6,584, and $530, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying assets and liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2001, the Company recognized capital losses in the amount of $20,125 related to replication transactions.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.75 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on bases of consistency with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



2. Accounting Changes (continued)

Accounting changes adopted to conform to the previsions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



4. Fair Values of Financial Instruments (continued)

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

   Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Net short-term receivable from/notes payable to affiliates: The fair values for short-term notes receivable from/payable to affiliates are assumed to equal their carrying amount.

   Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


4. Fair Values of Financial Instruments (continued)

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 133:

                                                                              December 31
                                                                  2001                            2000
                                                    -------------------------------  -----------------------------
                                                       Carrying                         Carrying
                                                        Amount         Fair Value        Amount       Fair Value
                                                    -------------------------------  -----------------------------
   Admitted assets
   Cash and short-term investments                   $     193,296   $     193,296    $     98,224   $     98,224
   Bonds                                                12,891,333      12,936,983       7,009,825      7,014,991
   Preferred stocks                                         51,786          49,549          19,987         18,214
   Common stocks                                            93,367          93,367          84,736         84,736
   Mutual funds sponsored by affiliated
     entities                                                1,018           1,018           3,781          3,781
   Mortgage loans on real estate                         2,063,388       2,117,378       1,585,896      1,628,936
   Policy loans                                             59,034          59,034          57,571         57,571
   Net short-term notes receivable from
     affiliates                                            140,000         140,000               -              -
   Interest rate caps                                        1,406               3           3,224             49
   Swaps                                                   (29,268)       (140,307)          3,875        (14,777)
   Separate account assets                               5,304,781       5,304,781       4,519,029      4,519,029

   Liabilities
   Investment contract liabilities                      12,176,072      12,109,052       5,937,734      5,848,592
   Separate account annuity liabilities                  4,172,376       4,102,548       4,070,462      3,986,122
   Net short-term notes payable to affiliates                    -               -           6,200          6,200

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

                                                                   Gross          Gross          Estimated
                                                 Carrying        Unrealized     Unrealized         Fair
                                                  Amount           Gains          Losses           Value
                                               -------------------------------------------------------------
   December 31, 2001
   Bonds:
     United States Government and agencies      $   116,098       $  1,806       $    889       $   117,015
     State, municipal, and other government         245,626         13,251         16,610           242,267
     Public utilities                               922,762         20,165         12,901           930,026
     Industrial and miscellaneous                 5,598,744        123,985         94,570         5,628,159
     Mortgage and other asset-backed
       securities                                 6,008,103         61,403         49,990         6,019,516
                                               -------------------------------------------------------------
                                                 12,891,333        220,610        174,960        12,936,983
   Preferred stocks                                  51,786            254          2,491            49,549
   Affiliated preferred stocks                          761              -              -               761
                                               -------------------------------------------------------------
                                                $12,943,880       $220,864       $177,451       $12,987,293
                                               =============================================================

   December 31, 2000
   Bonds:
     United States Government and agencies      $    88,108       $  1,121       $  1,044       $    88,185
     State, municipal, and other government         239,700          8,954          9,465           239,189
     Public utilities                               573,870          9,149          4,213           578,806
     Industrial and miscellaneous                 2,945,326         63,181         73,026         2,935,481
     Mortgage and other asset-backed
       securities                                 3,162,821         43,092         32,583         3,173,330
                                               --------------------------------------------------------------
                                                  7,009,825        125,497        120,331         7,014,991
   Preferred stocks                                  19,987             14          1,787            18,214
                                               --------------------------------------------------------------
                                                $ 7,029,812       $125,511       $122,118       $ 7,033,205
                                               ==============================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Carrying       Estimated
                                                      Amount        Fair Value
                                                   -----------------------------

   Due in one year or less                          $   331,362     $   333,479
   Due after one year through five years              2,231,644       2,267,763
   Due after five years through ten years             2,578,710       2,583,662
   Due after ten years                                1,741,514       1,732,563
                                                   -----------------------------
                                                      6,883,230       6,917,467
   Mortgage and other asset-backed securities         6,008,103       6,019,516
                                                   -----------------------------
                                                    $12,891,333     $12,936,983
                                                   =============================

A detail of net investment income is presented below:

                                                   Year Ended December 31
                                               2001         2000        1999
                                            -----------------------------------

   Interest on bonds and preferred stock     $684,756     $421,931    $347,639
   Dividends on equity investments              1,362          644         734
   Interest on mortgage loans                 147,811      111,356      92,325
   Rental income on real estate                 8,289        8,070       7,322
   Interest on policy loans                     4,269        4,248       4,141
   Other investment income                     16,058        4,549       7,978
                                            -----------------------------------
   Gross investment income                    862,545      550,798     460,139

   Less investment expenses                    36,592       23,485      22,590
                                            -----------------------------------
   Net investment income                     $825,953     $527,313    $437,549
                                            ===================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                 Year Ended December 31
                                           2001          2000           1999
                                       -----------------------------------------

   Proceeds                             $7,556,980    $4,817,508     $3,283,038
                                       =========================================

   Gross realized gains                 $   82,314    $   24,440     $   21,171
   Gross realized losses                  (123,094)      (55,422)       (32,259)
                                       -----------------------------------------
   Net realized losses                  $  (40,780)   $  (30,982)    $  (11,088)
                                       =========================================

Gross realized losses for the year ended December 31, 2001 include $86,275 which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2001, investments with an aggregate carrying value of $57,725 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

                                                                          Realized
                                                         ------------------------------------------
                                                                   Year Ended December 31
                                                             2001           2000           1999
                                                         ------------------------------------------
   Bonds                                                  $ (40,780)      $(30,982)      $(11,088)
   Equity securities                                          6,266          5,551         11,433
   Mortgage loans on real estate                                  -          2,659          4,661
   Real estate                                                  399            220            900
   Short-term investments                                       661              9         (1,407)
   Other invested assets                                    (40,788)        (7,690)           534
                                                         ------------------------------------------
                                                            (74,242)       (30,233)         5,033

   Tax effect                                                (8,658)         5,199         (5,535)
   Transfer from (to) interest maintenance reserve          (24,376)        15,560          6,867
                                                         ------------------------------------------
   Net realized gains (losses)                            $(107,276)      $ (9,474)      $  6,365
                                                         ==========================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
              (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

                                                  Change in Unrealized
                                          -------------------------------------
                                                 Year Ended December 31
                                             2001         2000         1999
                                          -------------------------------------

   Bonds                                   $ 15,112     $(20,789)    $(12,711)
   Preferred stocks                           3,437        4,462       (2,753)
   Common stocks                             (7,270)        (249)      (4,873)
   Affiliated entities                      (15,246)      (3,506)         893
   Mortgage loans on real estate               (834)         296         (147)
   Other invested assets                        712          183         (626)
   Real estate                                    -         (181)           -
   Derivative instruments                    (6,611)           -            -
                                          -------------------------------------
   Change in unrealized gains/losses       $(10,700)    $(19,784)    $(20,217)
                                          =====================================

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                               December 31
                                                             2001       2000
                                                          ---------------------

   Unrealized gains                                        $ 4,025    $11,387
   Unrealized losses                                        (1,700)    (1,792)
                                                          ---------------------
   Net unrealized gains                                    $(2,325)   $ 9,595
                                                          =====================

During 2001, the Company issued mortgage loans with interest rates ranging from 4.6% to 11.25%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 87%. Mortgage loans with a carrying value of $245 were non-income producing for the previous 180 days. Accrued interest of $160 related to these mortgage loans was excluded from investment income at December 31, 2001. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,991 and $18,139, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                            Property-Type Distribution
   --------------------------------------------------- ----------------------------------------------------
                                     December 31                                          December 31
                                   2001       2000                                      2001      2000
                                ----------------------                               ----------------------
   South Atlantic                    30%        26%    Office                            42%       40%
   Pacific                           28         22     Retail                            19        24
   E. North Central                  14         14     Industrial                        18        21
   Middle Atlantic                    9         12     Apartment                         16        10
   Mountain                           8         11     Other                              5         5
   W. South Central                   4          6
   W. North Central                   3          4
   New England                        3          3
   E. South Central                   1          2

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

The Company owns interest rate caps to hedge against a rising interest rate environment. The cash flows from the interest rate caps will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The caps are designed to hedge against a sharp rise in interest rates and in certain situations, the caps will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assets rises by a commensurate amount. The counterparties are required to provide quarterly financial statements for the Company's review. The market value of the contracts are monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                       Notional Amount
                                                                  --------------------------
                                                                      2001            2000
                                                                  --------------------------
   Derivative securities:
     Interest rate and currency swaps:
       Receive fixed - pay floating                                $2,235,687       $451,770
       Receive floating - pay fixed                                 2,283,912        596,388
       Receive floating (uncapped) - pay floating (capped)          1,808,116         32,593
       Receive floating (LIBOR) - pay floating (S&P)                   45,000        345,000
     Interest rate cap agreements                                     541,172        518,515

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                      Year Ended December 31
                                                2001             2000              1999
                                            ----------------------------------------------
   Direct premiums                          $4,855,609        $3,205,023       $1,942,716
   Reinsurance assumed                         261,194         1,177,833            2,723
   Reinsurance ceded                          (292,628)         (124,905)        (144,310)
                                            ----------------------------------------------
   Net premiums earned                      $4,824,175        $4,257,951       $1,801,129
                                            ==============================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $135,889, $123,039, and $139,138 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $5,419 and $28,080, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $1,447,904 and $1,564,867, respectively.

At December 31, 2001, amounts recoverable from unauthorized reinsurers of $5,747 (2000 - $30,948) and reserve credits for reinsurance ceded of $115,987 (2000 - $85,163) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $55,561 at December 31, 2001, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral in the form of letters of credit of $70,000.

Additionally, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The effect of this transaction was also credited directly to surplus on a net of tax basis.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes

The components of the net deferred tax asset at January 1, 2001, the date of adoption of the revised NAIC Accounting Practices and Procedures Manual, and December 31, 2001 are as follows:

                                                        December 31,         January 1,
                                                            2001                2001
                                                    ----------------------------------
   Deferred income tax components:
     Gross deferred income tax assets                     $ 215,142        $ 134,020
     Gross deferred income tax liabilities                   31,768           15,486
     Deferred income tax assets nonadmitted                 149,413           99,410
                                                    ----------------------------------
   Net admitted deferred income tax asset                 $  33,961        $  19,124
                                                    ==================================

The main deferred income tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:


                                                      December 31,        January 1,             Net
                                                         2001               2001               Change
                                                 -------------------------------------------------------
   Deferred income tax assets:
     Guaranty funds                                    $   6,362         $    7,066           $    (704)
     Non-admitted assets                                   1,711              1,276                 435
     Pension expenses                                      1,768              1,536                 232
     Deferred acquisition costs                          105,210             82,650              22,560
     Reserves                                             32,767             30,056               2,711
     Unrealized capital losses                            61,483              7,309              54,174
     Other                                                 5,841              4,127               1,714
                                                 -------------------------------------------------------
   Total deferred income tax assets                      215,142            134,020              81,122

   Deferred income tax assets - nonadmitted              149,413             99,410              50,003

   Deferred income tax liabilities:
     Partnerships                                          1,335              2,240                (905)
     Real estate                                           1,222              2,028                (806)
     Unrealized capital gains                             29,184              7,281              21,903
     Other                                                    27              3,937              (3,910)
                                                 -------------------------------------------------------
   Total deferred income tax liabilities               $  31,768         $   15,486           $  16,282
                                                 =======================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                    December 31
                                                         2001          2000           1999
                                                    ----------------------------------------
   Income tax computed at federal statutory
     rate (35%)                                        $  6,515       $39,049       $27,832
     Deferred acquisition costs - tax basis              22,560        24,629         5,979
     Depreciation                                           104          (207)         (219)
     Dividends received deduction                        (2,228)       (1,802)       (1,666)
     IMR amortization                                    (1,226)       (1,353)       (2,656)
     Investment income items                             (4,937)       (3,866)         (977)
     Low income housing credits                          (5,725)       (4,328)            -
     Prior year over accrual                               (918)       (3,947)       (3,492)
     Reinsurance transactions                            13,051             -             -
     Tax reserve adjustment                               2,705         2,569         1,390
     Other                                               (1,752)          507          (875)
                                                    ----------------------------------------
   Federal income tax expense                          $ 28,149       $51,251       $25,316
                                                    ========================================

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination is underway for 1996 and 1997.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

8. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                      December 31
                                                          2001                           2000
                                              -----------------------------   -----------------------------
                                                                 Percent                        Percent
                                                   Amount       of Total          Amount       of Total
                                              -----------------------------   -----------------------------
   Subject to discretionary withdrawal with
     market value adjustment                    $   567,505         3%         $     221,151        2%
   Subject to discretionary withdrawal at
     book value less surrender charge             4,359,812        25              1,635,769       14
   Subject to discretionary withdrawal at
     market value                                 3,869,101        22              4,006,227       34
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                 3,845,030        22              4,279,843       37
   Not subject to discretionary withdrawal
     provision                                    5,061,818        28              1,453,732       13
                                              -----------------------------   -----------------------------
                                                 17,703,266       100%            11,596,722      100%
                                                              =============                    ============
   Less reinsurance ceded                         1,411,628                        1,504,445
                                              ---------------                 ---------------
   Total policy reserves on annuities and
     deposit-type liabilities                   $16,291,638                    $  10,092,277
                                              ===============                 ===============

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2001, 2000, and 1999 is as follows:

                                                                Guaranteed      Nonguaranteed
                                                                 Separate          Separate
                                                                  Account           Account           Total
                                                           ------------------------------------------------
   Premiums, deposits, and other considerations for
     the year ended December 31, 2001                      $      59,498     $   1,221,739      $ 1,281,237
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,574,436      $ 4,574,436
     Amortized cost                                              175,950                 -          175,950
                                                           ------------------------------------------------
   Total                                                   $     175,950     $   4,574,436      $ 4,750,386
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 2000                      $     100,000     $     743,550      $   843,550
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,273,977      $ 4,273,977
     Amortized cost                                              106,754                 -          106,754
                                                           ------------------------------------------------
   Total                                                   $     106,754     $   4,273,977      $ 4,380,731
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 1999                      $           -     $     486,282      $   486,282
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,377,676      $ 4,377,676
     Amortized cost                                                    -                 -                -
                                                           ------------------------------------------------
   Total                                                   $           -     $   4,377,676      $ 4,377,676
                                                           ================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                          Year Ended December 31
                                                                   2001             2000           1999
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations
     of the separate accounts statement:
       Transfers to separate accounts                           $ 1,281,237      $ 843,530      $ 486,282
       Transfers from separate accounts                            (456,777)      (325,645)      (175,822)
                                                             ----------------------------------------------
   Net transfers to separate accounts                               824,460        517,885        310,460

   Miscellaneous reconciling adjustments                               (838)        (2,560)        (1,153)
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations of
     the life, accident and health annual statement
                                                                $   823,622      $ 515,325      $ 309,307
                                                             ==============================================

At December 31, 2001, the Company had separate account annuities with guaranteed living benefits as follows:

                                                     Subjected Account     Amount of       Reinsurance
        Benefit and Type of Risk                           Value         Reserve Held     Reserve Credit
   --------------------------------------------------------------------------------------------------------
   Guaranteed minimum income benefit:
      Guaranteed premium                              $   1,262,820      $     3,436       $          -
      Accumulation fund                                       9,157              151                  -

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


8. Policy and Contract Attributes (continued)

                                                            Gross            Loading           Net
                                                          --------------------------------------------
   December 31, 2001
   Life and annuity:
     Ordinary direct first year business                  $  2,646          $   1,788        $     858
     Ordinary direct renewal business                       18,679              5,914           12,765
     Group life direct business                                245                116              129
                                                          --------------------------------------------
                                                            21,570              7,818           13,752
   Accident and health:
     Direct                                                    108                  -              108
                                                          --------------------------------------------
   Total accident and health                                   108                  -              108
                                                          --------------------------------------------
                                                          $ 21,678          $   7,818        $  13,860
                                                          ============================================

   December 31, 2000
   Life and annuity:
     Ordinary direct first year business                  $  2,763          $   1,854        $     909
     Ordinary direct renewal business                       20,180              6,063           14,117
     Group life direct business                                319                152              167
     Reinsurance ceded                                      (1,088)                 -           (1,088)
                                                          --------------------------------------------
                                                            22,174              8,069           14,105
   Accident and health:
     Direct                                                    151                  -              151
     Reinsurance ceded                                         (21)                 -              (21)
                                                          --------------------------------------------
   Total accident and health                                   130                  -              130
                                                          --------------------------------------------
                                                          $ 22,304          $   8,069        $  14,235
                                                          ============================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $65,715 and $48,824, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $2,139 and $1,227 to cover these deficiencies at December 31, 2001 and 2000, respectively.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


9.  Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $74,658.

The Company paid dividends to its parent of $3,000, $-0-, and $40,000 in 2001, 2000, and 1999, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company's employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with SFAS No. 87 as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $665, $457, and $408 for the years ended December 31, 2001, 2000, and 1999, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


10.  Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $314, $310, and $267 for the years ended December 31, 2001, 2000, and 1999, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2001, 2000, and 1999 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $94, $41, and $28 for the years ended December 31, 2001, 2000, and 1999, respectively.

11.  Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $33,505, $21,115, and $19,983, respectively, for these services, which approximates their costs to the affiliates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)



11.  Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate of 1.76% at December 31, 2001. During 2001, 2000, and 1999, the Company paid net interest of $1,966, $1,234, and $1,994, respectively, to affiliates.

During 2001 and 2000, the Company received capital contributions of $280,000 and $100,000, respectively, in cash from its parent.

At December 31, 2001, the Company has net short-term notes receivable from an affiliate of $140,000 At December 31, 2000, the Company had net short-term notes payable of $6,200, which consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $209,491 and $199,491 at December 31, 2001 and 2000, respectively.

12.  Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $607,317 and $311,477 at December 31, 2001 and 2000, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


12.  Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2001, the Company has pledged invested assets with a carrying value and market value of $1,129,930 and $1,129,478, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2001 and 2000, the value of securities loaned amounted to $496,277 and $148,927, respectively.

The Company has contingent commitments for $180,025 at December 31, 2001 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,200 and $20,188 and an offsetting premium tax benefit of $7,316 and $7,429 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(1,943), $1,134, and $1,994 for the years ended December 31, 2001, 2000, and 1999, respectively.

                            Statutory-Basis Financial
                               Statement Schedules

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)

                                December 31, 2001

SCHEDULE I

                                                                                                 Amount at
                                                                                                   Which
                                                                                               Shown in the
                                                                                 Market           Balance
                 Type of Investment                            Cost (1)           Value            Sheet
-----------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government agencies
     and authorities                                        $   135,982     $    137,221      $   135,982
   States, municipalities and political subdivisions          1,230,794        1,226,251        1,230,794
   Foreign governments                                          124,811          130,189          124,811
   Public utilities                                             922,762          930,026          922,762
   All other corporate bonds                                 10,476,984       10,513,296       10,476,984
Redeemable preferred stocks                                      51,786           49,549           51,786
                                                            ----------------------------------------------
Total fixed maturities                                       12,943,119       12,986,532       12,943,119

Equity securities
Common stocks:
   Public utilities                                                 541              590              590
   Banks, trust and insurance                                    47,605           47,987           47,987
   Industrial, miscellaneous and all other                       42,896           44,790           44,790
                                                            ----------------------------------------------
Total equity securities                                          91,042           93,367           93,367

Mortgage loans on real estate                                 2,063,388                -        2,063,388
Real estate                                                      22,456                -           22,456
Real estate held for the production of income                    30,034                -           30,034
Policy loans                                                     59,034                -           59,034
Other long-term investments                                     413,500                -          413,500
Cash and short-term investments                                 193,296                -          193,296
                                                            ----------------------------------------------
Total investments                                           $15,815,869     $          -      $15,818,194
                                                            ==============================================

 (1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Supplementary Insurance Information
                             (Dollars in Thousands)

SCHEDULE III

                                                                                                                     Benefits,
                                                                                                                      Claims
                                        Future Policy                  Policy and                       Net         Losses and
                                        Benefits and     Unearned       Contract        Premium      Investment     Settlement
                                          Expenses       Premiums      Liabilities      Revenue        Income*       Expenses
                                       ----------------------------------------------------------------------------------------
Year ended December 31, 2001
Individual life                         $  2,249,755    $       -        $13,452        $  553,951     $146,877      $  211,100
Individual health                            241,856       10,971         11,019            97,541       21,406          90,991
Group life and health                        125,564        7,387         17,292            53,778       12,054          61,171
Annuity                                    7,402,612            -              -         4,118,905      645,616       4,265,462
                                       ----------------------------------------------------------------------------------------
                                        $ 10,019,787    $  18,358        $41,763        $4,824,175     $825,953      $4,628,724
                                       ========================================================================================

Year ended December 31, 2000
Individual life                         $  2,107,973    $       -        $ 9,993        $  881,652     $132,477      $  649,924
Individual health                            179,488       10,825         11,585            88,222       14,132          71,399
Group life and health                        109,570        7,014         20,816            64,956       11,008          45,383
Annuity                                    4,577,664            -              -         3,223,121      369,696       3,203,819
                                       ----------------------------------------------------------------------------------------
                                        $  6,974,695    $  17,839        $42,394        $4,257,951     $527,313      $3,970,525
                                       ========================================================================================

Year ended December 31, 1999
Individual life                         $  1,550,188    $       -        $ 8,607        $  226,456     $104,029      $  274,730
Individual health                            133,214       10,311         10,452            77,985       10,036          58,649
Group life and health                        105,035        8,604         27,088            83,639       10,422          61,143
Annuity                                    4,036,751            -              -         1,413,049      313,062       1,303,537
                                       ----------------------------------------------------------------------------------------
                                        $  5,825,188    $  18,915        $46,147        $1,801,129     $437,549      $1,698,059
                                       ========================================================================================
                                            Other
                                          Operating      Premiums
                                          Expenses*       Written
                                       -------------------------------
Year ended December 31, 2001
Individual life                         $    658,786              -
Individual health                             40,757     $   97,144
Group life and health                         24,416         52,600
Annuity                                      503,481              -
                                       -------------
                                        $  1,227,440
                                       =============

Year ended December 31, 2000
Individual life                         $    476,394              -
Individual health                             39,427     $   88,000
Group life and health                         33,422         63,474
Annuity                                      247,718              -
                                       -------------
                                        $    796,961
                                       =============

Year ended December 31, 1999
Individual life                         $    141,030              -
Individual health                             35,329     $   77,716
Group life and health                         38,075         81,918
Annuity                                      328,821              -
                                       -------------
                                        $    543,255
                                       =============


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                                   Reinsurance
                             (Dollars in Thousands)

SCHEDULE IV

                                                                                                   Percentage of
                                                                   Assumed From                       Amount
                                                 Ceded to Other       Other             Net           Assumed
                                 Gross Amount       Companies       Companies         Amount           to Net
                               ------------------------------------------------------------------------------
Year ended December 31, 2001
Life insurance in force          $  12,213,483      $ 1,679,015     $   100,311      $10,634,779         0.9%
                               =============================================================================

Premiums:
   Individual life               $     547,754      $    (2,497)    $     3,700      $   553,951         0.7%
   Individual health                    98,925            2,167             783           97,541         0.8
   Group life and health               127,085           85,018          11,711           53,778        21.8
   Annuity                           4,081,845          207,940         245,000        4,118,905         5.9
                               -----------------------------------------------------------------------------
                                 $   4,855,609      $   292,628     $   261,194      $ 4,824,175         5.4%
                               =============================================================================

Year ended December 31, 2000
Life insurance in force          $   9,477,758      $ 1,088,937     $    70,808      $ 8,459,629         0.8%
                               =============================================================================

Premiums:
   Individual life               $     882,584      $     4,575     $     3,361      $   881,370         0.4%
   Individual health                    92,426            4,204               -           88,222           -
   Group life and health               173,505          108,550               -           64,955           -
   Annuity                           2,056,508            7,576       1,174,472        3,223,404        36.4
                               -----------------------------------------------------------------------------
                                 $   3,205,023      $   124,905     $ 1,177,833      $ 4,257,951        27.7%
                               =============================================================================

Year ended December 31, 1999
Life insurance in force          $   6,538,901      $  (500,192)    $   415,910      $ 7,455,003         6.4%
                               =============================================================================

Premiums:
   Individual life               $     227,363      $     3,967     $     2,723      $   226,119         1.2%
   Individual health                    83,489            5,504               -           77,985           -
   Group life and health               205,752          122,113               -           83,639           -
   Annuity                           1,426,112           12,726               -        1,413,386           -
                               -----------------------------------------------------------------------------
                                 $   1,942,716      $   144,310     $     2,723      $ 1,801,129         0.2%
                               =============================================================================

Financial Statements

Retirement Builder Variable Annuity Account -
Retirement Income Builder II Variable Annuity
Year Ended December 31, 2001

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2001

                                    Contents

Report of Independent Auditors...............................................1

Financial Statements

Statements of Assets and Liabilities.........................................3
Statements of Operations....................................................23
Statements of Changes in Net Assets.........................................33
Notes to Financial Statements...............................................47

                         Report of Independent Auditors

The Board of Directors and Contract Owners of the Retirement Income Builder II Variable Annuity,
Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Retirement Builder Variable Annuity Account, formerly PFL Retirement Builder Variable Annuity Account (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Value, Dreyfus Stock Index, Dreyfus VIF - Money Market, Dreyfus VIF - Small Company Stock, MFS Emerging Growth, MFS Emerging Markets Equity, MFS Research, MFS Total Return, MFS Utilities, Nations High Yield Bond, Nations International Value, Nations Marsico Growth & Income, Nations Marsico Focused Equities, Nations Marsico International Opportunities, Nations Marsico 21st Century, Nations MidCap Growth, Oppenheimer Global Securities, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth & Income, Oppenheimer High Income, Oppenheimer Strategic Bond, Van Kampen Emerging Growth, Janus Global, Janus Growth, Transamerica VIF Growth, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP High Income, Fidelity - VIP II Contrafund(R), Fidelity - VIP II Investment Grade Bond, Fidelity - VIP III Growth & Income, Fidelity - VIP III Balanced, and Fidelity - VIP III Mid Cap subaccounts), which are available for investment by contract owners of the Retirement Income Builder II Variable Annuity, as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Retirement Builder Variable Annuity Account which are available for investment by contract owners of the Retirement Income Builder II Variable Annuity at December 31, 2001, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP
Des Moines, Iowa
February 1, 2002

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                               AIM V.I.
                                                               Capital
                                                             Appreciation
                                                              Subaccount
                                                             ------------
Assets
Cash                                                          $       --
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                        2,782,327
     AIM V.I. Government Securities Fund                              --
     AIM V.I. Growth and Income Fund                                  --
     AIM V.I. Value Fund                                              --
   Dreyfus Stock Index Fund                                           --
   Dreyfus Variable Investment Fund:
     Dreyfus VIF - Money Market Portfolio                             --
     Dreyfus VIF - Small Company Stock Portfolio                      --
   MFS(R) Variable Insurance Trust(SM):
     MFS Emerging Growth Series                                       --
     MFS Emerging Markets Equity Series                               --
     MFS Research Series                                              --
     MFS Total Return Series                                          --
     MFS Utilities Series                                             --
   Nations Separate Account Trust:
     Nations High Yield Bond Portfolio                                --
     Nations International Value Portfolio                            --
     Nations Marsico Growth & Income Portfolio                        --
     Nations Marsico Focused Equities Portfolio                       --
     Nations Marsico International Opportunities Portfolio            --
     Nations Marsico 21st Century Portfolio                           --
     Nations MidCap Growth Portfolio                                  --
   Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA                            --
     Oppenheimer Capital Appreciation Fund/VA                         --
     Oppenheimer Main Street Growth & Income Fund/VA                  --
     Oppenheimer High Income Fund/VA                                  --
     Oppenheimer Strategic Bond Fund/VA                               --
   AEGON/Transamerica Series Fund, Inc.:
     Van Kampen Emerging Growth                                       --
     Janus Global                                                     --
     Janus Growth                                                     --
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                --

See accompanying notes.

 AIM V.I.     AIM V.I.                                                     Dreyfus VIF -
Government   Growth and                    Dreyfus Stock   Dreyfus VIF -   Small Company
Securities     Income     AIM V.I. Value       Index       Money Market        Stock
Subaccount   Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
----------------------------------------------------------------------------------------

$       --   $       --    $       --        $       --     $        5      $       --


        --           --            --                --             --              --
 2,344,939           --            --                --             --              --
        --    4,845,345            --                --             --              --
        --           --     8,669,744                --             --              --
        --           --            --         6,148,416             --              --

        --           --            --                --      4,778,522              --
        --           --            --                --             --       1,472,655

        --           --            --                --             --              --
        --           --            --                --             --              --
        --           --            --                --             --              --
        --           --            --                --             --              --
        --           --            --                --             --              --

        --           --            --                --             --              --
        --           --            --                --             --              --
        --           --            --                --             --              --
        --           --            --                --             --              --
        --           --            --                --             --              --
        --           --            --                --             --              --
        --           --            --                --             --              --

        --           --            --                --             --              --
        --           --            --                --             --              --
        --           --            --                --             --              --
        --           --            --                --             --              --
        --           --            --                --             --              --

        --           --            --                --             --              --
        --           --            --                --             --              --
        --           --            --                --             --              --

        --           --            --                --             --              --

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                      AIM V.I.
                                                                                       Capital
                                                                                    Appreciation
                                                                                     Subaccount
                                                                                   --------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Variable Insurance Products Fund (VIP):
     Fidelity - VIP Equity-Income Portfolio                                        $           --
     Fidelity - VIP Growth Portfolio                                                           --
     Fidelity - VIP High Income Portfolio                                                      --
   Variable Insurance Products Fund II (VIP II):
     Fidelity - VIP II Contrafund(R)Portfolio                                                  --
     Fidelity - VIP II Investment Grade Bond Portfolio                                         --
   Variable Insurance Products Fund III (VIP III):
     Fidelity - VIP III Growth & Income Portfolio                                              --
     Fidelity - VIP III Balanced Portfolio                                                     --
     Fidelity - VIP III Mid Cap Portfolio                                                      --
                                                                                   --------------
Total investments in mutual funds                                                       2,782,327
                                                                                   --------------
Total assets                                                                            2,782,327

Liabilities
Contract terminations payable                                                                  29
                                                                                   --------------
                                                                                   $    2,782,298
                                                                                   ==============

Net assets:
   Deferred annuity contracts terminable by owners                                 $    2,782,298
                                                                                   --------------
Total net assets                                                                   $    2,782,298
                                                                                   ==============

Accumulation units outstanding - return of premium death benefit                      889,599.216
                                                                                   ==============
Accumulation unit value - return of premium death benefit                          $     1.177424
                                                                                   ==============

Accumulation units outstanding - 5% annually compounding death benefit or annual
   step-up death benefit                                                            1,480,560.140
                                                                                   ==============
Accumulation unit value - 5% annually compounding death benefit or annual
   step-up death benefit                                                           $     1.171761
                                                                                   ==============

See accompanying notes.

   AIM V.I.          AIM V.I.                                                        Dreyfus VIF -
  Government       Growth and                         Dreyfus       Dreyfus VIF -    Small Company
  Securities         Income       AIM V.I. Value    Stock Index     Money Market         Stock
  Subaccount       Subaccount       Subaccount       Subaccount      Subaccount        Subaccount
---------------------------------------------------------------------------------------------------



$           --   $           --   $           --   $           --   $           --    $         --
            --               --               --               --               --              --
            --               --               --               --               --              --

            --               --               --               --               --              --
            --               --               --               --               --              --

            --               --               --               --               --              --
            --               --               --               --               --              --
            --               --               --               --               --              --
---------------------------------------------------------------------------------------------------
     2,344,939        4,845,345        8,669,744        6,148,416        4,778,522       1,472,655
---------------------------------------------------------------------------------------------------
     2,344,939        4,845,345        8,669,744        6,148,416        4,778,527       1,472,655


             6               46               95               28                -              28
---------------------------------------------------------------------------------------------------
$    2,344,933   $    4,845,299   $    8,669,649   $    6,148,388   $    4,778,527    $  1,472,627
===================================================================================================


$    2,344,933   $    4,845,299   $    8,669,649   $    6,148,388   $    4,778,527    $  1,472,627
---------------------------------------------------------------------------------------------------
$    2,344,933   $    4,845,299   $    8,669,649   $    6,148,388   $    4,778,527    $  1,472,627
===================================================================================================

 1,088,248.129    1,647,949.969    3,041,395.054    2,723,998.346    1,730,590.158     644,119.259
===================================================================================================
$     1.110123   $     1.075162   $     1.182736   $     1.118626   $     1.122641    $   1.321760
===================================================================================================


 1,029,003.717    2,872,470.779    4,309,465.518    2,785,774.658    2,538,128.520     472,294.511
===================================================================================================

$     1.104801   $     1.069980   $     1.177056   $     1.113246   $     1.117239    $   1.315399
===================================================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                MFS Emerging
                                                             Growth Subaccount
                                                             -----------------

Assets
Cash                                                            $       --
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                                 --
     AIM V.I. Government Securities Fund                                --
     AIM V.I. Growth and Income Fund                                    --
     AIM V.I. Value Fund                                                --
   Dreyfus Stock Index Fund                                             --
   Dreyfus Variable Investment Fund:
     Dreyfus VIF - Money Market Portfolio                               --
     Dreyfus VIF - Small Company Stock Portfolio                        --
   MFS(R) Variable Insurance TrustSM:
     MFS Emerging Growth Series                                  2,057,386
     MFS Emerging Markets Equity Series                                 --
     MFS Research Series                                                --
     MFS Total Return Series                                            --
     MFS Utilities Series                                               --
   Nations Separate Account Trust:
     Nations High Yield Bond Portfolio                                  --
     Nations International Value Portfolio                              --
     Nations Marsico Growth & Income Portfolio                          --
     Nations Marsico Focused Equities Portfolio                         --
     Nations Marsico International Opportunities Portfolio              --
     Nations Marsico 21st Century Portfolio                             --
     Nations MidCap Growth Portfolio                                    --
   Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA                              --
     Oppenheimer Capital Appreciation Fund/VA                           --
     Oppenheimer Main Street Growth & Income Fund/VA                    --
     Oppenheimer High Income Fund/VA                                    --
     Oppenheimer Strategic Bond Fund/VA                                 --
   AEGON/Transamerica Series Fund, Inc.:
     Van Kampen Emerging Growth                                         --
     Janus Global                                                       --
     Janus Growth                                                       --
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                  --

See accompanying notes.

                                                                               Nations
 MFS Emerging                    MFS Total                   Nations High   International
Markets Equity   MFS Research     Return     MFS Utilities    Yield Bond        Value
  Subaccount      Subaccount    Subaccount     Subaccount     Subaccount      Subaccount
-----------------------------------------------------------------------------------------

     $--          $       --    $       --    $       --       $  1,854       $    227


      --                  --            --            --             --             --
      --                  --            --            --             --             --
      --                  --            --            --             --             --
      --                  --            --            --             --             --
      --                  --            --            --             --             --

      --                  --            --            --             --             --
      --                  --            --            --             --             --

      --                  --            --            --             --             --
       2                  --            --            --             --             --
      --           1,287,180            --            --             --             --
      --                  --     6,659,415            --             --             --
      --                  --            --     7,478,292             --             --

      --                  --            --            --        373,141             --
      --                  --            --            --             --        626,007
      --                  --            --            --             --             --
      --                  --            --            --             --             --
      --                  --            --            --             --             --
      --                  --            --            --             --             --
      --                  --            --            --             --             --

      --                  --            --            --             --             --
      --                  --            --            --             --             --
      --                  --            --            --             --             --
      --                  --            --            --             --             --
      --                  --            --            --             --             --

      --                  --            --            --             --             --
      --                  --            --            --             --             --
      --                  --            --            --             --             --

      --                  --            --            --             --             --

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                Statements of Assets and Liabilities (continued)


                                                                                     MFS Emerging
                                                                                        Growth
                                                                                      Subaccount
                                                                                     ------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Variable Insurance Products Fund (VIP):
     Fidelity - VIP Equity-Income Portfolio                                          $         --
     Fidelity - VIP Growth Portfolio                                                           --
     Fidelity - VIP High Income Portfolio                                                      --
   Variable Insurance Products Fund II (VIP II):
     Fidelity - VIP II Contrafund(R)Portfolio                                                  --
     Fidelity - VIP II Investment Grade Bond Portfolio                                         --
   Variable Insurance Products Fund III (VIP III):
     Fidelity - VIP III Growth & Income Portfolio                                              --
     Fidelity - VIP III Balanced Portfolio                                                     --
     Fidelity - VIP III Mid Cap Portfolio                                                      --
                                                                                     ------------
Total investments in mutual funds                                                       2,057,386
                                                                                     ------------
Total assets                                                                            2,057,386

Liabilities
Contract terminations payable                                                                  35
                                                                                     ------------
                                                                                     $  2,057,351
                                                                                     ============

Net assets:
   Deferred annuity contracts terminable by owners                                   $  2,057,351
                                                                                     ------------
Total net assets                                                                     $  2,057,351
                                                                                     ============

Accumulation units outstanding - return of premium death benefit                      908,581.249
                                                                                     ============
Accumulation unit value - return of premium death benefit                            $   1.152871
                                                                                     ============

Accumulation units outstanding - 5% annually compounding death benefit or annual
   step-up death benefit                                                              880,192.087
                                                                                     ============
Accumulation unit value - 5% annually compounding death benefit or annual step-up
   death benefit                                                                     $   1.147334
                                                                                     ============

See accompanying notes.

                                                                                    Nations
 MFS Emerging                      MFS Total                      Nations High   International
Markets Equity   MFS Research       Return        MFS Utilities    Yield Bond        Value
  Subaccount      Subaccount      Subaccount       Subaccount      Subaccount      Subaccount
----------------------------------------------------------------------------------------------



     $--         $         --   $           --   $           --   $         --   $         --
      --                   --               --               --             --             --
      --                   --               --               --             --             --

      --                   --               --               --             --             --
      --                   --               --               --             --             --

      --                   --               --               --             --             --
      --                   --               --               --             --             --
      --                   --               --               --             --             --
---------------------------------------------------------------------------------------------
       2            1,287,180        6,659,415        7,478,292        373,141        626,007
---------------------------------------------------------------------------------------------
       2            1,287,180        6,659,415        7,478,292        374,995        626,234


       2                   15               70              218             --             --
---------------------------------------------------------------------------------------------
     $--         $  1,287,165   $    6,659,345   $    7,478,074   $    374,995   $    626,234
=============================================================================================


     $--         $  1,287,165   $    6,659,345   $    7,478,074   $    374,995   $    626,234
---------------------------------------------------------------------------------------------
     $--         $  1,287,165   $    6,659,345   $    7,478,074   $    374,995   $    626,234
=============================================================================================

      --          621,901.177    1,782,830.494    2,904,656.043    132,303.201    257,912.501
=============================================================================================
     $--         $   1.085886   $     1.243349   $     1.121318   $   1.012174   $   0.885408
=============================================================================================


      --          566,180.419    3,590,417.099    3,782,509.883    238,414.416    449,820.759
=============================================================================================

     $--         $   1.080664   $     1.237367   $     1.115934   $   1.011184   $   0.884522
=============================================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                             Nations Marsico
                                                             Growth & Income
                                                                Subaccount
                                                             ---------------
Assets
Cash                                                            $     --
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                               --
     AIM V.I. Government Securities Fund                              --
     AIM V.I. Growth and Income Fund                                  --
     AIM V.I. Value Fund                                              --
   Dreyfus Stock Index Fund                                           --
   Dreyfus Variable Investment Fund:
     Dreyfus VIF - Money Market Portfolio                             --
     Dreyfus VIF - Small Company Stock Portfolio                      --
   MFS(R) Variable Insurance TrustSM:
     MFS Emerging Growth Series                                       --
     MFS Emerging Markets Equity Series                               --
     MFS Research Series                                              --
     MFS Total Return Series                                          --
     MFS Utilities Series                                             --
   Nations Separate Account Trust:
     Nations High Yield Bond Portfolio                                --
     Nations International Value Portfolio                            --
     Nations Marsico Growth & Income Portfolio                   325,288
     Nations Marsico Focused Equities Portfolio                       --
     Nations Marsico International Opportunities Portfolio            --
     Nations Marsico 21st Century Portfolio                           --
     Nations MidCap Growth Portfolio                                  --
   Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA                            --
     Oppenheimer Capital Appreciation Fund/VA                         --
     Oppenheimer Main Street Growth & Income Fund/VA                  --
     Oppenheimer High Income Fund/VA                                  --
     Oppenheimer Strategic Bond Fund/VA                               --
   AEGON/Transamerica Series Fund, Inc.:
     Van Kampen Emerging Growth                                       --
     Janus Global                                                     --
     Janus Growth                                                     --
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                --

See accompanying notes.

Nations Marsico   Nations Marsico      Nations      Nations     Oppenheimer   Oppenheimer
    Focused        International    Marsico 21st     MidCap       Global        Capital
    Equities       Opportunities       Century       Growth      Securities   Appreciation
   Subaccount        Subaccount      Subaccount    Subaccount    Subaccount    Subaccount
------------------------------------------------------------------------------------------

  $      1           $     7           $    --      $     --    $       --     $       --


        --                --                --            --            --             --
        --                --                --            --            --             --
        --                --                --            --            --             --
        --                --                --            --            --             --
        --                --                --            --            --             --

        --                --                --            --            --             --
        --                --                --            --            --             --

        --                --                --            --            --             --
        --                --                --            --            --             --
        --                --                --            --            --             --
        --                --                --            --            --             --
        --                --                --            --            --             --

        --                --                --            --            --             --
        --                --                --            --            --             --
        --                --                --            --            --             --
   457,949                --                --            --            --             --
        --            33,694                --            --            --             --
        --                --            20,978            --            --             --
        --                --                --       231,178            --             --

        --                --                --            --     3,340,869             --
        --                --                --            --            --      4,605,037
        --                --                --            --            --             --
        --                --                --            --            --             --
        --                --                --            --            --             --

        --                --                --            --            --             --
        --                --                --            --            --             --
        --                --                --            --            --             --

        --                --                --            --            --             --

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                        Nations Marsico
                                                                                        Growth & Income
                                                                                           Subaccount
                                                                                        ---------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Variable Insurance Products Fund (VIP):
     Fidelity - VIP Equity-Income Portfolio                                              $         --
     Fidelity - VIP Growth Portfolio                                                               --
     Fidelity - VIP High Income Portfolio                                                          --
   Variable Insurance Products Fund II (VIP II):
     Fidelity - VIP II Contrafund(R)Portfolio                                                      --
     Fidelity - VIP II Investment Grade Bond Portfolio                                             --
   Variable Insurance Products Fund III (VIP III):
     Fidelity - VIP III Growth & Income Portfolio                                                  --
     Fidelity - VIP III Balanced Portfolio                                                         --
     Fidelity - VIP III Mid Cap Portfolio                                                          --
                                                                                         ------------
Total investments in mutual funds                                                             325,288
                                                                                         ------------
Total assets                                                                                  325,288

Liabilities
Contract terminations payable                                                                       2
                                                                                         ------------
                                                                                         $    325,286
                                                                                         ============

Net assets:
   Deferred annuity contracts terminable by owners                                       $    325,286
                                                                                         ------------
Total net assets                                                                         $    325,286
                                                                                         ============

Accumulation units outstanding - return of premium death benefit                           54,159.750
                                                                                         ============
Accumulation unit value - return of premium death benefit                                $   0.895820
                                                                                         ============

Accumulation units outstanding - 5% annually compounding death benefit or annual
   step-up death benefit                                                                  309,263.778
                                                                                         ============
Accumulation unit value - 5% annually compounding death benefit or annual step-up
   death benefit                                                                         $   0.894929
                                                                                         ============

See accompanying notes.

Nations Marsico   Nations Marsico      Nations       Nations       Oppenheimer      Oppenheimer
   Focused         International    Marsico 21st      MidCap         Global           Capital
   Equities        Opportunities      Century        Growth        Securities       Appreciation
  Subaccount        Subaccount       Subaccount     Subaccount     Subaccount        Subaccount
-------------------------------------------------------------------------------------------------



 $         --     $        --        $        --   $         --   $           --   $           --
           --              --                 --             --               --               --
           --              --                 --             --               --               --

           --              --                 --             --               --               --
           --              --                 --             --               --               --

           --              --                 --             --               --               --
           --              --                 --             --               --               --
           --              --                 --             --               --               --
-------------------------------------------------------------------------------------------------
      457,949          33,694             20,978        231,178        3,340,869        4,605,037
-------------------------------------------------------------------------------------------------
      457,950          33,701             20,978        231,178        3,340,869        4,605,037


           --              --                 --             --               46               68
-------------------------------------------------------------------------------------------------
 $    457,950         $33,701        $    20,978   $    231,178   $    3,340,823   $    4,604,969
=================================================================================================


 $    457,950         $33,701        $    20,978   $    231,178   $    3,340,823   $    4,604,969
-------------------------------------------------------------------------------------------------
 $    457,950         $33,701        $    20,978   $    231,178   $    3,340,823   $    4,604,969
=================================================================================================

  148,559.767       5,572.051         19,091.435    128,973.242      960,546.256    1,387,716.289
=================================================================================================
 $   0.910878     $  0.879775        $  0.876192   $   0.837000   $     1.695891   $     1.504050
=================================================================================================


  354,543.589      32,766.976          4,855.628    147,370.705    1,014,274.532    1,682,068.341
=================================================================================================

 $   0.909986     $  0.878905        $  0.875330   $   0.836172   $     1.687749   $     1.496832
=================================================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                 Oppenheimer
                                                                 Main Street
                                                                Growth & Income
                                                                  Subaccount
                                                                ---------------
Assets
Cash                                                              $       --
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                                   --
     AIM V.I. Government Securities Fund                                  --
     AIM V.I. Growth and Income Fund                                      --
     AIM V.I. Value Fund                                                  --
   Dreyfus Stock Index Fund                                               --
   Dreyfus Variable Investment Fund:
     Dreyfus VIF - Money Market Portfolio                                 --
     Dreyfus VIF - Small Company Stock Portfolio                          --
   MFS(R) Variable Insurance Trust/SM/:
     MFS Emerging Growth Series                                           --
     MFS Emerging Markets Equity Series                                   --
     MFS Research Series                                                  --
     MFS Total Return Series                                              --
     MFS Utilities Series                                                 --
   Nations Separate Account Trust:
     Nations High Yield Bond Portfolio                                    --
     Nations International Value Portfolio                                --
     Nations Marsico Growth & Income Portfolio                            --
     Nations Marsico Focused Equities Portfolio                           --
     Nations Marsico International Opportunities Portfolio                --
     Nations Marsico 21st Century Portfolio                               --
     Nations MidCap Growth Portfolio                                      --
   Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA                                --
     Oppenheimer Capital Appreciation Fund/VA                             --
     Oppenheimer Main Street Growth & Income Fund/VA               8,342,757
     Oppenheimer High Income Fund/VA                                      --
     Oppenheimer Strategic Bond Fund/VA                                   --
   AEGON/Transamerica Series Fund, Inc.:
     Van Kampen Emerging Growth                                           --
     Janus Global                                                         --
     Janus Growth                                                         --
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                    --

See accompanying notes.

                               Van Kampen
Oppenheimer     Oppenheimer     Emerging      Janus        Janus       Transamerica
High Income   Strategic Bond    Growth        Global       Growth       VIF Growth
Subaccount      Subaccount     Subaccount   Subaccount   Subaccount     Subaccount
-----------------------------------------------------------------------------------

$       --      $       --     $       --   $       --   $        --    $       --



        --              --             --           --            --            --
        --              --             --           --            --            --
        --              --             --           --            --            --
        --              --             --           --            --            --
        --              --             --           --            --            --

        --              --             --           --            --            --
        --              --             --           --            --            --

        --              --             --           --            --            --
        --              --             --           --            --            --
        --              --             --           --            --            --
        --              --             --           --            --            --
        --              --             --           --            --            --

        --              --             --           --            --            --
        --              --             --           --            --            --
        --              --             --           --            --            --
        --              --             --           --            --            --
        --              --             --           --            --            --
        --              --             --           --            --            --
        --              --             --           --            --            --

        --              --             --           --            --            --
        --              --             --           --            --            --
        --              --             --           --            --            --
 1,943,140              --             --           --            --            --
        --       1,343,611             --           --            --            --

        --              --      6,671,125           --            --            --
        --              --             --    5,957,981            --            --
        --              --             --           --    10,979,620            --

        --              --             --           --            --     1,838,996

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                       Oppenheimer
                                                                                       Main Street
                                                                                     Growth & Income
                                                                                       Subaccount
                                                                                     ---------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Variable Insurance Products Fund (VIP):
     Fidelity - VIP Equity-Income Portfolio                                           $           --
     Fidelity - VIP Growth Portfolio                                                              --
     Fidelity - VIP High Income Portfolio                                                         --
   Variable Insurance Products Fund II (VIP II):
     Fidelity - VIP II Contrafund(R)Portfolio                                                     --
     Fidelity - VIP II Investment Grade Bond Portfolio                                            --
   Variable Insurance Products Fund III (VIP III):
     Fidelity - VIP III Growth & Income Portfolio                                                 --
     Fidelity - VIP III BalancedPortfolio                                                         --
     Fidelity - VIP III Mid Cap Portfolio                                                         --
                                                                                      --------------
Total investments in mutual funds                                                          8,342,757
                                                                                      --------------
Total assets                                                                               8,342,757

Liabilities
Contract terminations payable                                                                     61
                                                                                      --------------
                                                                                      $    8,342,696
                                                                                      ==============

Net assets:
   Deferred annuity contracts terminable by owners                                    $    8,342,696
                                                                                      --------------
Total net assets                                                                      $    8,342,696
                                                                                      ==============

Accumulation units outstanding - return of premium death benefit                       2,929,715.660
                                                                                      ==============
Accumulation unit value - return of premium death benefit                             $     1.142620
                                                                                      ==============

Accumulation units outstanding - 5% annually compounding death benefit or annual
   step-up death benefit                                                               4,392,768.426
                                                                                      ==============
Accumulation unit value - 5% annually compounding death benefit or annual step-up
   death benefit                                                                      $     1.137129
                                                                                      ==============

See accompanying notes.

                                   Van Kampen
 Oppenheimer      Oppenheimer        Emerging           Janus           Janus         Transamerica
 High Income     Strategic Bond       Growth           Global          Growth         VIF  Growth
 Subaccount        Subaccount       Subaccount       Subaccount      Subaccount       Subaccount
---------------------------------------------------------------------------------------------------



$           --     $         --   $           --   $           --   $           --   $           --
            --               --               --               --               --               --
            --               --               --               --               --               --

            --               --               --               --               --               --
            --               --               --               --               --               --

            --               --               --               --               --               --
            --               --               --               --               --               --
            --               --               --               --               --               --
---------------------------------------------------------------------------------------------------
     1,943,140        1,343,611        6,671,125        5,957,981       10,979,620        1,838,996
---------------------------------------------------------------------------------------------------
     1,943,140        1,343,611        6,671,125        5,957,981       10,979,620        1,838,996


             7               11               65              104              142               29
---------------------------------------------------------------------------------------------------
$    1,943,133     $  1,343,600   $    6,671,060   $    5,957,877   $   10,979,478   $    1,838,967
===================================================================================================


$    1,943,133     $  1,343,600   $    6,671,060   $    5,957,877   $   10,979,478   $    1,838,967
---------------------------------------------------------------------------------------------------
$    1,943,133     $  1,343,600   $    6,671,060   $    5,957,877   $   10,979,478   $    1,838,967
===================================================================================================

   634,992.184      500,685.002    1,977,544.686    2,076,834.358    5,416,042.531    1,151,009.848
===================================================================================================
$     1.013413     $   1.081691   $     1.485476   $     1.263025   $     1.007036   $     0.676531
===================================================================================================


 1,288,584.660      745,046.602    2,524,936.619    2,607,611.246      221,717.323    1,571,122.112
===================================================================================================

$     1.008567     $   1.076462       $1.478637    $     1.278865   $    24.920598   $     0.674851
===================================================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                Statements of Assets and Liabilities (continued)

9v1P

                                                              Fidelity - VIP
                                                              Equity-Income
                                                                Subaccount
                                                              --------------
Assets
Cash                                                               $--
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                             --
     AIM V.I. Government Securities Fund                            --
     AIM V.I. Growth and Income Fund                                --
     AIM V.I. Value Fund                                            --
   Dreyfus Stock Index Fund                                         --
   Dreyfus Variable Investment Fund:
     Dreyfus VIF - Money Market Portfolio                           --
     Dreyfus VIF - Small Company Stock Portfolio                    --
   MFS(R) Variable Insurance TrustSM:
     MFS Emerging Growth Series                                     --
     MFS Emerging Markets Equity Series                             --
     MFS Research Series                                            --
     MFS Total Return Series                                        --
     MFS Utilities Series                                           --
   Nations Separate Account Trust:
     Nations High Yield Bond Portfolio                              --
     Nations International Value Portfolio                          --
     Nations Marsico Growth & Income Portfolio                      --
     Nations Marsico Focused Equities Portfolio                     --
     Nations Marsico International Opportunities Portfolio          --
     Nations Marsico 21st Century Portfolio                         --
     Nations MidCap Growth Portfolio                                --
   Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA                          --
     Oppenheimer Capital Appreciation Fund/VA                       --
     Oppenheimer Main Street Growth & Income Fund/VA                --
     Oppenheimer High Income Fund/VA                                --
     Oppenheimer Strategic Bond Fund/VA                             --
   AEGON/Transamerica Series Fund, Inc.:
     Van Kampen Emerging Growth                                     --
     Janus Global                                                   --
     Janus Growth                                                   --
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                              --

See accompanying notes.

                                            Fidelity -   Fidelity -
              Fidelity -    Fidelity -       VIP II       VIP III     Fidelity -   Fidelity -
Fidelity -     VIP High      VIP II        Investment     Growth &     VIP III      VIP III
VIP Growth     Income      Contrafund(R)   Grade Bond      Income     Balanced      Mid Cap
Subaccount   Subaccount    Subaccount      Subaccount    Subaccount   Subaccount   Subaccount
---------------------------------------------------------------------------------------------

   $--          $--            $--             $--           $ 4         $ 2          $--


    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --

    --           --             --              --            --          --           --
    --           --             --              --            --          --           --

    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --

    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --

    --          ---             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --

    --           --             --              --            --          --           --
    --           --             --              --            --          --           --
    --           --             --              --            --          --           --

    --           --             --              --            --          --           --

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                     Fidelity - VIP
                                                                                     Equity-Income
                                                                                       Subaccount
                                                                                     --------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Variable Insurance Products Fund (VIP):
     Fidelity - VIP Equity-Income Portfolio                                          $    1,943,014
     Fidelity - VIP Growth Portfolio                                                             --
     Fidelity - VIP High Income Portfolio                                                        --
   Variable Insurance Products Fund II (VIP II):
     Fidelity - VIP II Contrafund(R)Portfolio                                                    --
     Fidelity - VIP II Investment Grade Bond Portfolio                                           --
   Variable Insurance Products Fund III (VIP III):
     Fidelity - VIP III Growth & Income Portfolio                                                --
     Fidelity - VIP III Balanced Portfolio                                                       --
     Fidelity - VIP III Mid Cap Portfolio                                                        --
                                                                                     --------------
Total investments in mutual funds                                                         1,943,014
                                                                                     --------------
Total assets                                                                              1,943,014

Liabilities
Contract terminations payable                                                                    21
                                                                                     --------------
                                                                                     $    1,942,993
                                                                                     ==============

Net assets:
   Deferred annuity contracts terminable by owners                                   $    1,942,993
                                                                                     --------------
Total net assets                                                                     $    1,942,993
                                                                                     ==============

Accumulation units outstanding - return of premium death benefit                        704,350.018
                                                                                     ==============
Accumulation unit value - return of premium death benefit                            $     1.015863
                                                                                     ==============

Accumulation units outstanding - 5% annually compounding death benefit or annual
   step-up death benefit                                                              1,211,285.732
                                                                                     ==============
Accumulation unit value - 5% annually compounding death benefit or annual step-up
   death benefit                                                                     $     1.013361
                                                                                     ==============

See accompanying notes.

                                                   Fidelity -      Fidelity -
                 Fidelity -      Fidelity -         VIP II          VIP III         Fidelity -      Fidelity -
 Fidelity -    VIP High Income      VIP II         Investment      Growth &          VIP III        VIP III
 VIP Growth      Subaccount      Contrafund(R)     Grade Bond       Income          Balanced        Mid Cap
 Subaccount                      Subaccount        Subaccount      Subaccount       Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------



$         --    $         --      $         --   $           --   $         --     $         --   $           --
     839,780              --                --               --             --               --               --
          --         352,996                --               --             --               --               --

          --              --         1,288,269               --             --               --               --
          --              --                --        2,147,195             --               --               --

          --              --                --               --        445,736               --               --
          --              --                --               --             --          589,157               --
          --              --                --               --             --               --        2,684,716
----------------------------------------------------------------------------------------------------------------
     839,780         352,996         1,288,269        2,147,195        445,736          589,157        2,684,716
----------------------------------------------------------------------------------------------------------------
     839,780         352,996         1,288,269        2,147,195        445,740          589,159        2,684,716


           5               1                16                7             --               --               35
----------------------------------------------------------------------------------------------------------------
$    839,775    $    352,995      $  1,288,253   $    2,147,188   $    445,740     $    589,159   $    2,684,681
================================================================================================================


$    839,775    $    352,995      $  1,288,253   $    2,147,188   $    445,740     $    589,159   $    2,684,681
----------------------------------------------------------------------------------------------------------------
$    839,775    $    352,995      $  1,288,253   $    2,147,188   $    445,740     $    589,159   $    2,684,681
================================================================================================================

 566,508.710     195,887.132       891,151.413      739,840.511    166,677.130      195,354.789     980,556.790
================================================================================================================
$   0.686406    $   0.698512      $   0.798262   $     1.155400   $   0.881383     $   0.929461   $    1.063141
================================================================================================================


 658,547.195     310,234.531       724,460.593    1,121,315.166    339,889.804      439,599.251    1,548,500.246
================================================================================================================

$   0.684720    $   0.696778      $   0.796290   $     1.152554   $   0.879209     $   0.927172   $     1.060517
================================================================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                            Statements of Operations

                  Year Ended December 31, 2001, Except as Noted

                                                                        AIM V.I.
                                                                        Capital
                                                                      Appreciation
                                                                       Subaccount
                                                                      ------------
Net investment income (loss)
Income:
   Dividends                                                          $        --
Expenses:
   Administrative, mortality and expense risk charge                       34,585
                                                                      -----------
Net investment income (loss)                                              (34,585)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                            221,411
   Proceeds from sales                                                    455,690
   Cost of investments sold                                               586,809
                                                                      -----------
Net realized capital gains (losses) on investments                         90,292

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                               (471,759)
   End of the period                                                   (1,238,846)
                                                                      -----------
Net change in unrealized appreciation/depreciation of investments        (767,087)
                                                                      -----------
Net realized and unrealized capital gains (losses) on investments        (676,795)
                                                                      -----------
Increase (decrease) in net assets from operations                     $  (711,380)
                                                                      ===========

(1)  Commencement of operations, May 1, 2001.

See accompanying notes.

 AIM V.I.      AIM V.I.                                                   Dreyfus VIF -
Government    Growth and                      Dreyfus     Dreyfus VIF -   Small Company
Securities     Income      AIM V.I. Value   Stock Index   Money Market       Stock
Subaccount    Subaccount     Subaccount      Subaccount    Subaccount      Subaccount
---------------------------------------------------------------------------------------


 $ 63,058    $     2,386    $    11,319     $    62,082     $   88,807      $    505

   16,366         65,008        110,153          71,947         33,584        11,020
---------------------------------------------------------------------------------------
   46,692        (62,622)       (98,834)         (9,865)        55,223       (10,515)



       --             --        171,826          32,259             --            --
  119,383        330,409        794,613         454,898      1,579,394        52,037
  112,836        404,532        926,695         524,582      1,579,394        44,759
---------------------------------------------------------------------------------------
    6,547        (74,123)        39,744         (37,425)            --         7,278


    5,685       (789,632)    (1,277,404)       (452,268)            --        26,172
    2,270     (2,006,606)    (2,462,238)     (1,165,532)            --        33,565
---------------------------------------------------------------------------------------
   (3,415)    (1,216,974)    (1,184,834)       (713,264)            --         7,393
---------------------------------------------------------------------------------------
    3,132     (1,291,097)    (1,145,090)       (750,689)            --        14,671
---------------------------------------------------------------------------------------
 $ 49,824    $(1,353,719)   $(1,243,924)    $  (760,554)    $   55,223      $  4,156
=======================================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                      Statements of Operations (continued)

                                                                     MFS Emerging
                                                                        Growth
                                                                      Subaccount
                                                                     ------------
Net investment income (loss)
Income:
   Dividends                                                         $        --
Expenses:
   Administrative, mortality and expense risk charge                      27,344
                                                                     -----------
Net investment income (loss)                                             (27,344)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                           134,829
   Proceeds from sales                                                   353,250
   Cost of investments sold                                              504,164
                                                                     -----------
Net realized capital gains (losses) on investments                       (16,085)

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                              (401,483)
   End of the period                                                  (1,296,870)
                                                                     -----------
Net change in unrealized appreciation/depreciation of investments       (895,387)
                                                                     -----------
Net realized and unrealized capital gains (losses) on investments       (911,472)
                                                                     -----------
Increase (decrease) in net assets from operations                    $  (938,816)
                                                                     ===========

(1)  Commencement of operations, May 1, 2001.

See accompanying notes.

                                                                                Nations
 MFS Emerging                   MFS Total                     Nations High    International
Markets Equity   MFS Research     Return     MFS Utilities     Yield Bond        Value
 Subaccount       Subaccount    Subaccount    Subaccount     Subaccount (1)   Subaccount (1)
--------------------------------------------------------------------------------------------


   $    --        $     147     $  73,443     $   245,799       $ 28,582         $ 3,219

        21           14,817        56,952         104,482            697           1,378
--------------------------------------------------------------------------------------------
       (21)         (14,670)       16,491         141,317         27,885           1,841



        --          135,607       108,440         644,603             --           2,524
    25,375          195,257       248,331         718,535            965          13,093
    25,611          284,180       239,485         759,729          1,001          13,658
--------------------------------------------------------------------------------------------
      (236)          46,684       117,286         603,409            (36)          1,959


    (1,913)        (101,051)      223,589         253,965             --              --
        (1)        (415,400)       82,862      (2,813,009)       (24,656)          1,532
--------------------------------------------------------------------------------------------
     1,912         (314,349)     (140,727)     (3,066,974)       (24,656)          1,532
--------------------------------------------------------------------------------------------
     1,676         (267,665)      (23,441)     (2,463,565)       (24,692)          3,491
--------------------------------------------------------------------------------------------
   $ 1,655        $(282,335)    $  (6,950)    $(2,322,248)      $  3,193         $ 5,332
============================================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                      Statements of Operations (continued)

                                                                                 Nations Marsico
                                                                                 Growth & Income
                                                                                  Subaccount (1)
                                                                                 ---------------
Net investment income (loss) Income:
   Dividends                                                                         $     2
Expenses:
   Administrative, mortality and expense risk charge                                   1,038
                                                                                     -------
Net investment income (loss)                                                          (1,036)

Net realized and unrealized capital gains (losses) on investments Net realized capital gains (losses) on investments:
   Realized gain distributions                                                            --
   Proceeds from sales                                                                 3,284
   Cost of investments sold                                                            3,710
                                                                                     -------
Net realized capital gains (losses) on investments                                      (426)

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                                --
   End of the period                                                                   6,093
                                                                                     -------
Net change in unrealized appreciation/depreciation of investments                      6,093
                                                                                     -------
Net realized and unrealized capital gains (losses) on investments                      5,667
                                                                                     -------
Increase (decrease) in net assets from operations                                    $ 4,631
                                                                                     =======

(1)  Commencement of operations, May 1, 2001.

See accompanying notes.

Nations Marsico   Nations Marsico       Nations         Nations       Oppenheimer   Oppenheimer
   Focused        International      Marsico 21st       MidCap           Global       Capital
   Equities       Opportunities        Century          Growth        Securities    Appreciation
 Subaccount (1)    Subaccount (1)   Subaccount (1)   Subaccount (1)    Subaccount    Subaccount
------------------------------------------------------------------------------------------------


    $    --            $   55            $   --        $    --        $  14,802      $  19,053

      1,006                65                97            445           33,126         47,709
------------------------------------------------------------------------------------------------
     (1,006)              (10)              (97)          (445)         (18,324)       (28,656)



         --                 1                --              -          274,419        285,906
     24,326             1,258             1,334         15,472          180,670        229,306
     25,935             1,473             1,542         17,504          257,282        259,180
------------------------------------------------------------------------------------------------
     (1,609)             (214)             (208)        (2,032)         197,807        256,032


         --                 -                --             --          (38,798)      (192,000)
      5,952               347                18          8,495         (496,748)      (930,841)
------------------------------------------------------------------------------------------------
      5,952               347                18          8,495         (457,950)      (738,841)
------------------------------------------------------------------------------------------------
      4,343               133              (190)         6,463         (260,143)      (482,809)
------------------------------------------------------------------------------------------------
    $ 3,337            $  123            $ (287)       $ 6,018        $(278,467)     $(511,465)
================================================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                      Statements of Operations (continued)

                                                                                  Oppenheimer Main
                                                                                  Street Growth &
                                                                                 Income Subaccount
                                                                                 -----------------
Net investment income (loss) Income:
   Dividends                                                                        $    36,856
Expenses:
   Administrative, mortality and expense risk charge                                     97,784
                                                                                    -----------
Net investment income (loss)                                                            (60,928)

Net realized and unrealized capital gains (losses) on investments Net realized capital gains (losses) on investments:
   Realized gain distributions                                                               --
   Proceeds from sales                                                                  403,624
   Cost of investments sold                                                             453,979
                                                                                    -----------
Net realized capital gains (losses) on investments                                      (50,355)

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                             (531,890)
   End of the period                                                                 (1,276,557)
                                                                                    -----------
Net change in unrealized appreciation/depreciation of investments                      (744,667)
                                                                                    -----------
Net realized and unrealized capital gains (losses) on investments                      (795,022)
                                                                                    -----------
Increase (decrease) in net assets from operations                                   $  (855,950)
                                                                                    ===========

(1)  Commencement of operations, May 1, 2001.

See accompanying notes.

                                Van Kampen
 Oppenheimer    Oppenheimer      Emerging        Janus         Janus      Transamerica
 High Income   Strategic Bond      Growth       Global        Growth       VIF Growth
 Subaccount     Subaccount      Subaccount    Subaccount    Subaccount     Subaccount
 -------------------------------------------------------------------------------------


   $129,204       $ 28,256      $     5,283   $    62,022   $        --    $     --

     19,530         14,180           86,670        90,989       154,319      10,009
 -------------------------------------------------------------------------------------
    109,674         14,076          (81,387)      (28,967)     (154,319)    (10,009)



         --         30,661          112,329           406       420,980      27,405
    199,328        235,149          547,252       908,663     1,012,650      94,149
    242,441        247,839          917,836     1,274,733     1,848,058     137,054
 -------------------------------------------------------------------------------------
    (43,113)        17,971         (258,255)     (365,664)     (414,428)    (15,500)


    (89,952)        (8,842)      (3,459,624)   (3,129,228)   (6,795,145)    (42,056)
   (155,977)        (2,440)      (5,947,007)   (4,740,329)  (10,535,932)    (93,504)
 -------------------------------------------------------------------------------------
    (66,025)         6,402       (2,487,383)   (1,611,101)   (3,740,787)    (51,448)
 -------------------------------------------------------------------------------------
   (109,138)        24,373       (2,745,638)   (1,976,765)   (4,155,215)    (66,948)
 -------------------------------------------------------------------------------------
   $    536       $ 38,449      $(2,827,025)  $(2,005,732)  $(4,309,534)   $(76,957)
 =====================================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                      Statements of Operations (continued)

                                                                                 Fidelity - VIP
                                                                                 Equity-Income
                                                                                  Subaccount
                                                                                 --------------
Net investment income (loss) Income:
   Dividends                                                                        $  4,536
Expenses:
   Administrative, mortality and expense risk charge                                  11,452
                                                                                    --------
Net investment income (loss)                                                          (6,916)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                                        13,054
   Proceeds from sales                                                                51,007
   Cost of investments sold                                                           50,456
                                                                                    --------
Net realized capital gains (losses) on investments                                    13,605

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                             8,612
   End of the period                                                                 (20,508)
                                                                                    --------
Net change in unrealized appreciation/depreciation of investments                    (29,120)
                                                                                    --------
Net realized and unrealized capital gains (losses) on investments                    (15,515)
                                                                                    --------
Increase (decrease) in net assets from operations                                   $(22,431)
                                                                                    ========

(1)  Commencement of operations, May 1, 2001.

See accompanying notes.

                                          Fidelity -   Fidelity -
             Fidelity -     Fidelity -      VIP II       VIP III     Fidelity -   Fidelity -
Fidelity -    VIP High       VIP II       Investment    Growth &      VIP III      VIP III
VIP Growth     Income     Contrafund(R)   Grade Bond     Income      Balanced      Mid Cap
Subaccount   Subaccount    Subaccount     Subaccount    Subaccount   Subaccount   Subaccount
--------------------------------------------------------------------------------------------


$     456     $ 27,820       $  4,474       $ 8,312      $  1,317     $  4,771     $     --

    9,109        4,106         11,354         9,845         2,488        4,342       23,105
-------------------------------------------------------------------------------------------
   (8,653)      23,714         (6,880)       (1,533)       (1,171)         429      (23,105)



   42,820           --         16,777            --         4,228           --           --
   74,854       85,850        139,078        69,149        29,890       67,012      134,575
  114,502      123,872        174,260        65,855        37,264       78,531      140,794
-------------------------------------------------------------------------------------------
    3,172      (38,022)       (18,405)        3,294        (3,146)     (11,519)      (6,219)


  (66,784)     (34,327)       (17,877)        4,297        (1,645)      (3,454)      30,218
 (198,938)     (69,225)       (85,041)       36,601        (8,086)       1,108       66,737
-------------------------------------------------------------------------------------------
 (132,154)     (34,898)       (67,164)       32,304        (6,441)       4,562       36,519
-------------------------------------------------------------------------------------------
 (128,982)     (72,920)       (85,569)       35,598        (9,587)      (6,957)      30,300
-------------------------------------------------------------------------------------------
$(137,635)    $(49,206)      $(92,449)      $34,065      $(10,758)    $ (6,528)    $  7,195
===========================================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                       Statements of Changes in Net Assets

             Years Ended December 31, 2001 and 2000, Except as Noted

                                                 AIM V.I. Capital        AIM V.I. Government
                                             Appreciation Subaccount    Securities Subaccount
                                            ------------------------    ---------------------
                                                2001         2000          2001        2000
                                            ------------------------    ---------------------
Operations:
   Net investment income (loss)             $  (34,585)   $  (20,029)   $   46,692   $ 19,729
   Net realized capital gains (losses) on
     investments                                90,292       107,733         6,547      2,243
   Net change in unrealized appreciation/
     depreciation of investments              (767,087)     (554,840)       (3,415)    11,096
                                            ------------------------    ---------------------
Increase (decrease) in net assets from
   operations                                 (711,380)     (467,136)       49,824     33,068

Contract transactions:
   Net contract purchase payments              588,856     1,764,108       644,853    329,228
   Transfer payments from (to) other
     subaccounts or general account            505,643     1,007,372     1,065,872    148,846
   Contract terminations, withdrawals and
     other deductions                         (277,249)      (37,369)      (87,338)   (22,525)
   Contract maintenance charges                 (2,841)         (509)         (769)      (214)
                                            ------------------------    ---------------------
Increase (decrease) in net assets from
   contract transactions                       814,409     2,733,602     1,622,618    455,335
                                            ------------------------    ---------------------
Net increase (decrease) in net assets          103,029     2,266,466     1,672,442    488,403

Net assets:
   Beginning of the period                   2,679,269       412,803       672,491    184,088
                                            ------------------------    ---------------------
   End of the period                        $2,782,298    $2,679,269    $2,344,933   $672,491
                                            ========================    =====================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, May 1, 2001.

See accompanying notes.

   AIM V.I. Growth and               AIM V.I. Value            Dreyfus Stock Index
    Income Subaccount                 Subaccount                   Subaccount
--------------------------    --------------------------    ------------------------
    2001          2000            2001          2000           2001          2000
--------------------------    --------------------------    ------------------------

$   (62,622)   $   (40,098)   $   (98,834)   $   (61,742)   $   (9,865)   $   (7,312)

    (74,123)       175,107         39,744        356,399       (37,425)      124,307

 (1,216,974)    (1,024,215)    (1,184,834)    (1,560,206)     (713,264)     (600,675)
--------------------------    --------------------------    ------------------------

 (1,353,719)      (889,206)    (1,243,924)    (1,265,549)     (760,554)     (483,680)


    842,383      2,769,049      1,251,335      4,428,252       708,699     3,818,838

    579,613      1,754,893        807,255      2,857,872     1,114,685       524,873

   (218,206)      (100,947)      (484,866)      (102,276)     (326,856)     (186,011)
     (5,805)        (1,790)        (9,680)        (2,175)       (7,091)       (1,484)
--------------------------    --------------------------    ------------------------

  1,197,985      4,421,205      1,564,044      7,181,673     1,489,437     4,156,216
--------------------------    --------------------------    ------------------------
   (155,734)     3,531,999        320,120      5,916,124       728,883     3,672,536


  5,001,033      1,469,034      8,349,529      2,433,405     5,419,505     1,746,969
--------------------------    --------------------------    ------------------------
$ 4,845,299    $ 5,001,033    $ 8,669,649    $ 8,349,529    $6,148,388    $5,419,505
==========================    ==========================    ========================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                              Dreyfus VIF - Money         Dreyfus VIF - Small
                                                Market Subaccount       Company Stock Subaccount
                                            ------------------------    ------------------------
                                               2001          2000          2001          2000
                                            ------------------------    ------------------------
Operations:
   Net investment income (loss)             $   55,223    $   25,150     $  (10,515)   $ (3,838)
   Net realized capital gains (losses) on
     investments                                    --            --          7,278       9,633
   Net change in unrealized appreciation/
     depreciation of investments                    --            --          7,393      10,953
                                            ------------------------    ------------------------
Increase (decrease) in net assets from
   operations                                   55,223        25,150          4,516      16,748

Contract transactions:
   Net contract purchase payments            2,471,728       845,824        595,917     293,326
   Transfer payments from (to) other
     subaccounts or general account          1,394,329       (49,497)       290,185     136,684
   Contract terminations, withdrawals and
     other deductions                         (206,689)      (13,669)       (22,263)    (19,883)
   Contract maintenance charges                 (1,597)         (171)        (1,057)       (243)
                                            ------------------------    ------------------------
Increase (decrease) in net assets from
   contract transactions                     3,657,771       782,487        862,782     409,884
                                            ------------------------    ------------------------
Net increase (decrease) in net assets        3,712,994       807,637        866,938     426,632

Net assets:
   Beginning of the period                   1,065,533       257,896        605,689     179,057
                                            ------------------------    ------------------------
   End of the period                        $4,778,527    $1,065,533     $1,472,627    $605,689
                                            ========================    ========================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, May 1, 2001.

See accompanying notes.

      MFS Emerging          MFS Emerging Markets         MFS Research
   Growth Subaccount          Equity Subaccount           Subaccount
------------------------    --------------------   ------------------------
   2001          2000         2001        2000        2001          2000
------------------------    --------------------   ------------------------

$  (27,344)   $  (24,393)   $    (21)   $  (134)   $  (14,670)   $   (7,693)

   (16,085)      172,856        (236)       539        46,684        27,435

  (895,387)     (703,504)      1,912     (3,594)     (314,349)     (123,485)
------------------------    ------- ------------   ------------------------

  (938,816)     (555,041)      1,655     (3,189)     (282,335)     (103,743)


   369,795     1,484,968          --      9,500       297,901       685,896

   205,003       766,123     (10,476)    (5,072)      258,172       320,297

   (88,542)      (59,688)         --       (218)      (42,297)       (7,685)
    (2,444)         (757)         (2)        (9)       (1,233)         (276)
------------------------    ------- ------------   ------------------------

   483,812     2,190,646     (10,478)     4,201       512,543       998,232
------------------------    ------- ------------   ------------------------
  (455,004)    1,635,605      (8,823)     1,012       230,208       894,489


 2,512,355       876,750       8,823      7,811     1,056,957       162,468
------------------------    ------- ------------   ------------------------
$2,057,351    $2,512,355    $     --    $ 8,823    $1,287,165    $1,056,957
========================    ====================   ========================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                                MFS Total Return             MFS Utilities
                                                   Subaccount                  Subaccount
                                            ------------------------    -------------------------
                                               2001          2000          2001           2000
                                            ------------------------    -------------------------
Operations:
   Net investment income (loss)             $   16,491    $   12,900    $   141,317    $  (24,539)
   Net realized capital gains (losses) on
     investments                               117,286        29,850        603,409       289,557
   Net change in unrealized appreciation/
     depreciation of investments              (140,727)      229,490     (3,066,974)     (117,358)
                                            ------------------------    -------------------------
Increase (decrease) in net assets from
   operations                                   (6,950)      272,240     (2,322,248)      147,660

Contract transactions:
   Net contract purchase payments            1,757,971       865,783      1,790,498     2,679,540
   Transfer payments from (to) other
     subaccounts or general account          2,659,979       400,875        874,147     2,436,088
   Contract terminations, withdrawals and
     other deductions                         (268,456)      (47,931)      (384,593)     (121,816)
   Contract maintenance charges                 (2,940)         (764)        (6,908)       (2,196)
                                            ------------------------    -------------------------
Increase (decrease) in net assets from
   contract transactions                     4,146,554     1,217,963      2,273,144     4,991,616
                                            ------------------------    -------------------------
Net increase (decrease) in net assets        4,139,604     1,490,203        (49,104)    5,139,276

Net assets:
   Beginning of the period                   2,519,741     1,029,538      7,527,178     2,387,902
                                            ------------------------    -------------------------
   End of the period                        $6,659,345    $2,519,741    $ 7,478,074    $7,527,178
                                            ========================    =========================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, May 1, 2001.

See accompanying notes.

                                 Nations      Nations       Nations
                  Nations        Marsico      Marsico       Marsico         Nations
Nations High   International    Growth &      Focused    International   Marsico 21st
 Yield Bond       Value          Income       Equities   Opportunities     Century
 Subaccount     Subaccount     Subaccount   Subaccount     Subaccount     Subaccount
----------------------------   -----------------------   ----------------------------
  2001 (2)        2001 (2)      2001 (2)     2001 (2)       2001 (2)       2001 (2)
----------------------------   -----------------------   ----------------------------

  $ 27,885       $  1,841       $ (1,036)    $ (1,006)      $   (10)       $   (97)

       (36)         1,959           (426)      (1,609)         (214)          (208)

   (24,656)         1,532          6,093        5,952           347             18
----------------------------   -----------------------   ----------------------------

     3,193          5,332          4,631        3,337           123           (287)


   192,236        303,821         87,492      289,502        21,529         19,612

   182,756        320,869        237,578      167,982        13,744          3,376

    (3,184)        (3,783)        (4,410)      (2,866)       (1,690)        (1,718)
        (6)            (5)            (5)          (5)           (5)            (5)
----------------------------   -----------------------   ----------------------------

   371,802        620,902        320,655      454,613        33,578         21,265
----------------------------   -----------------------   ----------------------------
   374,995        626,234        325,286      457,950        33,701         20,978

        --             --             --           --            --             --
----------------------------   -----------------------   ----------------------------
  $374,995       $626,234       $325,286     $457,950       $33,701        $20,978
============================   =======================   ============================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                                                         Nations MidCap
                                                                       Growth Subaccount
                                                                       -----------------
                                                                            2001 (2)
                                                                       -----------------
Operations:
   Net investment income (loss)                                            $   (445)
   Net realized capital gains (losses) on investments                        (2,032)
   Net change in unrealized appreciation/depreciation of investments          8,495
                                                                           --------
Increase (decrease) in net assets from operations                             6,018

Contract transactions:
   Net contract purchase payments                                            86,670
   Transfer payments from (to) other subaccounts or general account         142,202
   Contract terminations, withdrawals and other deductions                   (3,707)
   Contract maintenance charges                                                  (5)
                                                                           --------
Increase (decrease) in net assets from contract transactions                225,160
                                                                           --------
Net increase (decrease) in net assets                                       231,178

Net assets:
   Beginning of the period                                                       --
                                                                           --------
   End of the period                                                       $231,178
                                                                           ========

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, May 1, 2001.

See accompanying notes.

   Oppenheimer Global         Oppenheimer Capital         Oppenheimer Main Street
  Securities Subaccount     Appreciation Subaccount     Growth & Income Subaccount
------------------------    ------------------------   ----------------------------
    2001         2000          2001          2000          2001          2000
------------------------    ------------------------   ----------------------------

$  (18,324)   $   (8,061)   $  (28,656)   $  (18,366)   $  (60,928)   $  (40,641)
   197,807        44,761       256,032        70,671       (50,355)       98,828
  (457,950)      (65,525)     (738,841)     (256,118)     (744,667)     (641,041)
------------------------    ------------------------   ----------------------------
 (278,467)       (28,825)     (511,465)     (203,813)     (855,950)     (582,854)


   999,134     1,171,709     1,370,663     1,752,895     1,773,004     3,226,985
   791,060       662,105     1,051,773       996,614     1,488,385     2,600,887
   (68,198)      (15,303)     (179,269)      (32,821)     (400,445)     (141,703)
    (1,858)         (201)       (3,382)         (603)       (6,277)         (956)
------------------------    ------------------------   ----------------------------
 1,720,138     1,818,310     2,239,785     2,716,085     2,854,667     5,685,213
------------------------    ------------------------   ----------------------------
 1,441,671     1,789,485     1,728,320     2,512,272     1,998,717     5,102,359


 1,899,152       109,667     2,876,649       364,377     6,343,979     1,241,620
------------------------    ------------------------   ----------------------------
$3,340,823    $1,899,152    $4,604,969    $2,876,649    $8,342,696    $6,343,979
========================    ========================   ============================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                                Oppenheimer High      Oppenheimer Strategic
                                               Income Subaccount         Bond Subaccount
                                            -----------------------   ---------------------
                                               2001         2000         2001        2000
                                            -----------------------   ---------------------
Operations:
   Net investment income (loss)             $  109,674   $   48,226   $   14,076   $ 21,794
   Net realized capital gains (losses) on
     investments                               (43,113)      (6,235)      17,971       (861)
   Net change in unrealized appreciation/
     depreciation of investments               (66,025)     (93,099)       6,402    (14,816)
                                            -----------------------   ---------------------
Increase (decrease) in net assets from
   operations                                      536      (51,108)      38,449      6,117

Contract transactions:
   Net contract purchase payments              276,021      290,726      190,044    229,690
   Transfer payments from (to) other
     subaccounts or general account            570,794      522,841      440,838    296,122
   Contract terminations, withdrawals and
     other deductions                         (109,883)     (43,426)    (120,820)   (22,582)
   Contract maintenance charges                 (1,014)        (366)        (941)      (368)
                                            -----------------------   ---------------------
Increase (decrease) in net assets from
   contract transactions                       735,918      769,775      509,121    502,862
                                            -----------------------   ---------------------
Net increase (decrease) in net assets          736,454      718,667      547,570    508,979

Net assets:
   Beginning of the period                   1,206,679      488,012      796,030    287,051
                                            -----------------------   ---------------------
   End of the period                        $1,943,133   $1,206,679   $1,343,600   $796,030
                                            =======================   =====================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, May 1, 2001.

See accompanying notes.


   Van Kampen Emerging             Janus Global                Janus Growth
    Growth Subaccount              Subaccount                   Subaccount
-------------------------   -----------------------------------------------------
     2001        2000            2001         2000          2001           2000
-------------------------   -------------------------   -------------------------

$   (81,387)  $ 1,886,423   $   (28,967)  $ 1,681,226   $  (154,319)  $ 1,949,043

   (258,255)      119,609      (365,664)      225,756      (414,428)      122,625

 (2,487,383)   (3,767,840)   (1,611,101)   (3,791,968)   (3,740,787)   (7,357,587)
-------------------------   -------------------------   -------------------------

 (2,827,025)   (1,761,808)   (2,005,732)   (1,884,986)   (4,309,534)   (5,285,919)


  1,429,667     4,807,619        61,842     4,157,548     1,190,625     7,902,835

    926,809     3,040,358       (76,434)    3,363,077       750,539     5,191,422

   (321,339)     (116,021)     (271,831)     (121,243)     (590,304)     (330,096)
     (7,605)       (1,473)      (10,031)       (2,467)      (16,512)       (6,420)
-------------------------   -------------------------   -------------------------

  2,027,532     7,730,483      (296,454)    7,396,915     1,334,348    12,757,741
-------------------------   -------------------------   -------------------------
   (799,493)    5,968,675    (2,302,186)    5,511,929    (2,975,186)    7,471,822


  7,470,553     1,501,878     8,260,063     2,748,134    13,954,664     6,482,842
-------------------------   -------------------------   -------------------------
$ 6,671,060   $ 7,470,553   $ 5,957,877   $ 8,260,063   $10,979,478   $13,954,664
=========================   =========================   ============  ===========

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                              Transamerica VIF      Fidelity - VIP Equity-
                                              Growth Subaccount       Income Subaccount
                                            ---------------------   ----------------------
                                               2001      2000 (1)      2001      2000 (1)
                                            ---------------------   ----------------------
Operations:
   Net investment income (loss)             $  (10,009)  $   (606)  $   (6,916)  $   (569)
   Net realized capital gains (losses) on
     investments                               (15,500)    19,858       13,605         81
   Net change in unrealized appreciation/
     depreciation of investments               (51,448)   (42,056)     (29,120)     8,612
                                            ---------------------   ---------------------
Increase (decrease) in net assets from
   operations                                  (76,957)   (22,804)     (22,431)     8,124

Contract transactions:
   Net contract purchase payments              824,327     92,187      795,791    102,372
   Transfer payments from (to) other
     subaccounts or general account            896,756    153,808      983,483     99,994
   Contract terminations, withdrawals and
     other deductions                          (24,741)    (3,260)     (22,516)    (1,351)
   Contract maintenance charges                   (305)       (44)        (473)        --
                                            ---------------------   ---------------------
Increase (decrease) in net assets from
   contract transactions                     1,696,037    242,691    1,756,285    201,015
                                            ---------------------   ---------------------
Net increase (decrease) in net assets        1,619,080    219,887    1,733,854    209,139

Net assets:
   Beginning of the period                     219,887         --      209,139         --
                                            ---------------------   ---------------------
   End of the period                        $1,838,967   $219,887   $1,942,993   $209,139
                                            =====================   =====================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, May 1, 2001.

See accompanying notes.

  Fidelity - VIP       Fidelity - VIP High      Fidelity - VIP II
 Growth Subaccount      Income Subaccount    Contrafund(R)Subaccount
--------------------   -------------------   -----------------------
  2001      2000 (1)     2001     2000 (1)      2001       2000 (1)
--------------------   -------------------   -----------------------


$  (8,653)  $ (1,959)  $ 23,714   $   (957)   $   (6,880)  $ (1,503)

    3,172       (726)   (38,022)      (248)      (18,405)       254

 (132,154)   (66,784)   (34,898)   (34,327)      (67,164)   (17,877)
--------------------   -------------------    ---------------------

 (137,635)   (69,469)   (49,206)   (35,532)      (92,449)   (19,126)


  275,180    461,626    114,354    194,434       608,053    512,923

  167,396    169,775    128,439     39,261       277,941     65,164

  (24,448)    (2,251)   (36,709)    (1,627)      (58,420)    (5,050)
     (399)        --       (419)        --          (783)        --
--------------------   -------------------    ---------------------

  417,729    629,150    205,665    232,068       826,791    573,037
--------------------   -------------------    ---------------------
  280,094    559,681    156,459    196,536       734,342    553,911


  559,681         --    196,536         --       553,911         --
--------------------   -------------------    ---------------------
$ 839,775   $559,681   $352,995   $196,536    $1,288,253   $553,911
====================   ===================    =====================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                             Fidelity - VIP II Investment    Fidelity - VIP III Growth &
                                                Grade Bond Subaccount             Income Subaccount
                                             ----------------------------    ---------------------------
                                                   2001       2000 (1)             2001      2000 (1)
                                             ----------------------------    ---------------------------
Operations:
   Net investment income (loss)                 $   (1,533)   $   (356)          $ (1,171)   $  (149)
   Net realized capital gains (losses) on
     investments                                     3,294          76             (3,146)        69
   Net change in unrealized appreciation/
     depreciation of investments                    32,304       4,297             (6,441)    (1,645)
                                             ----------------------------    ---------------------------
Increase (decrease) in net assets from
   operations                                       34,065       4,017            (10,758)    (1,725)

Contract transactions:
   Net contract purchase payments                  732,483      88,276            291,404     39,314
   Transfer payments from (to) other
     subaccounts or general account              1,308,743      23,929            116,821     29,998
   Contract terminations, withdrawals and
     other deductions                              (42,696)     (1,385)           (18,142)    (1,030)
   Contract maintenance charges                       (244)         --               (142)        --
                                             ----------------------------    ---------------------------
Increase (decrease) in net assets from
   contract transactions                         1,998,286     110,820            389,941     68,282
                                             ----------------------------    ---------------------------
Net increase (decrease) in net assets            2,032,351     114,837            379,183     66,557

Net assets:
   Beginning of the period                         114,837          --             66,557         --
                                             ----------------------------    ---------------------------
   End of the period                            $2,147,188    $114,837           $445,740    $66,557
                                             ============================    ===========================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, May 1, 2001.

See accompanying notes.

 Fidelity - VIP III      Fidelity - VIP III
Balanced Subaccount      Mid Cap Subaccount
-------------------   -----------------------
  2001     2000 (1)      2001        2000 (1)
-------------------   -----------------------

$    429   $   (310)  $  (23,105)  $      224

 (11,519)       102       (6,219)         943

   4,562     (3,454)      36,519       30,218
-------------------   -----------------------

  (6,528)    (3,662)       7,195       31,385


 203,776     34,680      800,454      435,190

 303,504     85,462      908,381      548,554

 (26,862)    (1,009)     (40,527)      (4,967)
    (202)        --         (984)          --
-------------------   -----------------------

 480,216    119,133    1,667,324      978,777
-------------------   -----------------------
 473,688    115,471    1,674,519    1,010,162


 115,471         --    1,010,162           --
-------------------   -----------------------
$589,159   $115,471   $2,684,681   $1,010,162
===================   =======================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                          Notes to Financial Statements

                                December 31, 2001

1.   Organization and Summary of Significant Accounting Policies

Organization

Retirement Builder Variable Annuity Account (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of seventy-eight investment subaccounts, including four in specified portfolios of the AIM Variable Insurance Funds, Inc., one in specified portfolios of the Dreyfus Stock Index Fund, two in specified portfolios of the Dreyfus Variable Investment Fund, five in specified portfolios of the MFS(R) Variable Insurance TrustSM, seven in specified portfolios of the Nations Separate Account Trust, five in specified portfolios of the Oppenheimer Variable Account Funds, three in specified portfolios of the AEGON/Transamerica Series Fund, Inc., one in the Transamerica VIF Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., three in specified portfolios of the Variable Insurance Products Fund (VIP), two in specified portfolios of the Variable Insurance Products Fund II (VIP II), and three in specified portfolios of the Variable Insurance Products Fund III (VIP
III) (each a Series Fund and collectively the Series Funds). Activity in these thirty-six investment subaccounts is available to contract owners of the Retirement Income Builder II Variable Annuity. The remaining forty-two subaccounts (not presented herein), as well as certain of the aforementioned thirty-six investment subaccounts, are available for investment by contract owners of the Retirement Income Builder Variable Annuity, the Portfolio Select Variable Annuity, The One Income Annuity, and the Immediate Income Builder, also offered by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Retirement Income Builder II Variable Annuity only.

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                    Notes to Financial Statements (continued)

1.   Organization and Summary of Significant Accounting Policies (continued)

Transamerica Life changed its name from PFL Life Insurance Company effective March 1, 2001. Transamerica Life changed the names of the Retirement Builder Variable Annuity Account from PFL Retirement Builder Variable Annuity Account, effective May 1, 2001. In conjunction with this change, the WRL VKAM Emerging Growth Subaccount and the WRL Janus Growth Subaccount changed their name to the Van Kampen Emerging Growth Subaccount and the Janus Growth Subaccount, respectively.

Investments

Net purchase payments received by the Mutual Fund Account for the Retirement Income Builder II Variable Annuity are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2001.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                    Notes to Financial Statements (continued)

2.   Investments

A summary of the mutual fund investments at December 31, 2001 follows:

                                   Number of      Net Asset Value     Market
                                   Shares Held       Per Share         Value        Cost
                                  ----------------------------------------------------------
AIM Variable Insurance Funds,
  Inc.:
    AIM V.I. Capital
      Appreciation Fund             128,099.753       $21.72        $2,782,327   $ 4,021,173
    AIM V.I. Government
      Securities Fund               203,377.179        11.53         2,344,939     2,342,669
    AIM V.I. Growth and
      Income Fund                   239,868.557        20.20         4,845,345     6,851,951
    AIM V.I. Value Fund             371,295.240        23.35         8,669,744    11,131,982
Dreyfus Stock Index Fund            209,414.724        29.36         6,148,416     7,313,948
Dreyfus Variable Investment
  Fund:
    Dreyfus VIF - Money
      Market Portfolio            4,778,522.200         1.00         4,778,522     4,778,522
    Dreyfus VIF - Small Company
      Stock Portfolio                82,779.914        17.79         1,472,655     1,439,090
MFS(R)Variable Insurance
      Trust(SM):
    MFS Emerging Growth
      Series                        114,426.350        17.98         2,057,386     3,354,256
    MFS Emerging Markets
      Equity Series                       0.256         7.27                 2             3
    MFS Research Series              89,886.891        14.32         1,287,180     1,702,580
    MFS Total Return Series         357,840.687        18.61         6,659,415     6,576,553
    MFS Utilities Series            468,858.409        15.95         7,478,292    10,291,301
Nations Separate Account Trust:
  Nations High Yield Bond
    Portfolio                        42,067.770         8.87           373,141       397,797
  Nations International Value
    Portfolio                        74,524.691         8.40           626,007       624,475
  Nations Marsico Growth &
    Income Portfolio                 24,184.971        13.45           325,288       319,195
  Nations Marsico Focused
    Equities Portfolio               34,149.831        13.41           457,949       451,997
  Nations Marsico International
    Opportunities Portfolio           3,227.385        10.44            33,694        33,347
  Nations Marsico 21st Century
    Portfolio                         3,372.661         6.22            20,978        20,960
  Nations MidCap Growth
    Portfolio                        27,390.723         8.44           231,178       222,683

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                    Notes to Financial Statements (continued)

2.   Investments (continued)

                                    Number of    Net Asset Value      Market
                                   Shares Held      Per Share         Value         Cost
                                   ---------------------------------------------------------
Oppenheimer Variable Account
  Funds:
    Oppenheimer Global
      Securities Fund/VA           146,272.709       $22.84        $ 3,340,869   $ 3,837,617
    Oppenheimer Capital
      Appreciation Fund/VA         125,889.470        36.58          4,605,037     5,535,878
    Oppenheimer Main Street
      Growth & Income
      Fund/VA                      439,323.706        18.99          8,342,757     9,619,314
    Oppenheimer High Income
      Fund/VA                      227,533.937         8.54          1,943,140     2,099,117
    Oppenheimer Strategic
      Bond Fund/VA                 290,824.796         4.62          1,343,611     1,346,051
AEGON/Transamerica Series
  Fund, Inc.:
    Van Kampen Emerging
      Growth                       343,164.875        19.44          6,671,125    12,618,132
    Janus Global                   325,217.287        18.32          5,957,981    10,698,310
    Janus Growth                   336,282.394        32.65         10,979,620    21,515,552
Transamerica Variable Insurance
  Fund, Inc.:
    Transamerica VIF Growth
      Portfolio                    104,074.482        17.67          1,838,996     1,932,500
Variable Insurance Products
  Fund (VIP):
    Fidelity - VIP Equity-
      Income Portfolio              86,012.109        22.59          1,943,014     1,963,522
    Fidelity - VIP Growth
      Portfolio                     25,188.353        33.34            839,780     1,038,718
    Fidelity - VIP High Income
      Portfolio                     55,502.472         6.36            352,996       422,221
Variable Insurance Products
  Fund II (VIP II):
    Fidelity - VIP II Contrafund
      Portfolio                     64,413.454        20.00          1,288,269     1,373,310
    Fidelity - VIP II Investment
      Grade Bond Portfolio         167,487.924        12.82          2,147,195     2,110,594

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                    Notes to Financial Statements (continued)

2.   Investments (continued)

                                   Number of    Net Asset Value     Market
                                  Shares Held      Per Share        Value         Cost
                                  -------------------------------------------------------
Variable Insurance Products
  Fund III (VIP III):
    Fidelity - VIP III Growth &
      Income Portfolio             34,103.725       $13.07        $  445,736   $  453,822
    Fidelity - VIP III Balanced
      Portfolio                    43,288.522        13.61           589,157      588,049
    Fidelity - VIP III Mid Cap
      Portfolio                   137,748.363        19.49         2,684,716    2,617,979

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                                          Purchases      Sales
                                                          ----------------------
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund                      $1,456,977   $  455,690
  AIM V.I. Government Securities Fund                      1,788,698      119,383
  AIM V.I. Growth and Income Fund                          1,465,873      330,409
  AIM V.I. Value Fund                                      2,431,715      794,613
Dreyfus Stock Index Fund                                   1,966,790      454,898
Dreyfus Variable Investment Fund:
  Dreyfus VIF - Money Market Portfolio                     5,292,386    1,579,394
  Dreyfus VIF - Small Company Stock Portfolio                904,331       52,037
MFS(R) Variable Insurance Trust(SM):
  MFS Emerging Growth Series                                 944,602      353,250
  MFS Emerging Markets Equity Series                          14,877       25,375
  MFS Research Series                                        828,758      195,257
  MFS Total Return Series                                  4,519,884      248,331
  MFS Utilities Series                                     3,777,741      718,535
Nations Separate Account Trust:
  Nations High Yield Bond Portfolio                          398,798          965
  Nations International Value Portfolio                      638,133       13,093
  Nations Marsico Growth & Income Portfolio                  322,905        3,284
  Nations Marsico Focused Equities Portfolio                 477,932       24,326
  Nations Marsico International Opportunities Portfolio       34,820        1,258
  Nations Marsico 21st Century Portfolio                      22,502        1,334
  Nations MidCap Growth Portfolio                            240,187       15,472

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                    Notes to Financial Statements (continued)

2.   Investments (continued)

                                                       Purchases       Sales
                                                       -----------------------
Oppenheimer Variable Account Funds:
  Oppenheimer Global Securities Fund/VA                $2,156,937   $  180,670
  Oppenheimer Capital Appreciation Fund/VA              2,726,414      229,306
  Oppenheimer Main Street Growth & Income Fund/VA       3,197,466      403,624
  Oppenheimer High Income Fund/VA                       1,044,924      199,328
  Oppenheimer Strategic Bond Fund/VA                      789,017      235,149
AEGON/Transamerica Series Fund, Inc.:
  Van Kampen Emerging Growth                            2,605,929      547,252
  Janus Global                                            583,753      908,663
  Janus Growth                                          2,614,080    1,012,650
Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                     1,807,613       94,149
Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                1,813,451       51,007
  Fidelity - VIP Growth Portfolio                         526,761       74,854
  Fidelity - VIP High Income Portfolio                    315,228       85,850
Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund Portfolio                  975,782      139,078
  Fidelity - VIP II Investment Grade Bond Portfolio     2,065,909       69,149
Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth & Income Portfolio            422,884       29,890
  Fidelity - VIP III Balanced Portfolio                   547,655       67,012
  Fidelity - VIP III Mid Cap Portfolio                  1,778,825      134,575

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                    Notes to Financial Statements (continued)

3.   Accumulation Units Outstanding

A summary of changes in accumulation units outstanding for the year ended December 31, 2001 and 2000 follows:

                         AIM V.I.      AIM V.I.     AIM V.I.
                         Capital      Government   Growth and    AIM V.I.      Dreyfus
                       Appreciation   Securities     Income       Value      Stock Index
                        Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
                       -----------------------------------------------------------------
Units outstanding at
  January 1, 2000          234,013       189,673      879,539    1,499,500    1,214,701
Units purchased          1,041,757       322,888    2,118,051    3,244,475    2,788,998
Units redeemed and
  transferred              451,229       124,890      554,351    1,364,145      204,845
                       -----------------------------------------------------------------
Units outstanding at
  December 31, 2000      1,726,999       637,451    3,551,941    6,108,120    4,208,544
Units purchased            453,956       607,488      707,496    1,043,763      640,148
Units redeemed and
  transferred              189,204       872,313      260,984      198,978      661,081
                       -----------------------------------------------------------------
Units outstanding at
  December 31, 2001      2,370,159     2,117,252    4,520,421    7,350,861    5,509,773
                       =================================================================

                                       Dreyfus VIF -                   MFS
                       Dreyfus VIF -      Small           MFS        Emerging
                          Money           Company       Emerging      Markets       MFS
                          Market          Stock          Growth       Equity      Research
                        Subaccount      Subaccount     Subaccount   Subaccount   Subaccount
                       --------------------------------------------------------------------
Units outstanding at
  January 1, 2000          247,182         141,311        397,037      5,462        109,445
Units purchased            807,570         236,384        833,698      7,160        465,136
Units redeemed and
  transferred              (78,839)         68,612        203,178     (4,508)       183,607
                       --------------------------------------------------------------------
Units outstanding at
  December 31, 2000        975,913         446,307      1,433,913      8,114        758,188
Units purchased          2,303,035         479,171        289,041         --        253,978
Units redeemed and
  transferred              989,771         190,936         65,819     (8,114)       175,916
                       --------------------------------------------------------------------
Units outstanding at
  December 31, 2001      4,268,719       1,116,414      1,788,773         --      1,188,082
                       ====================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                    Notes to Financial Statements (continued)

3.   Accumulation Units Outstanding (continued)

                                                                               Nations
                                                   Nations       Nations       Marsico
                        MFS Total      MFS       High Yield   International    Growth &
                         Return      Utilities      Bond          Value        Income
                       Subaccount   Subaccount   Subaccount    Subaccount     Subaccount
                       -----------------------------------------------------------------
Units outstanding at
  January 1, 2000         940,470    1,687,429          --             --           --
Units purchased           910,915    2,122,627          --             --           --
Units redeemed and
  transferred             159,019    1,224,636          --             --           --
                       -----------------------------------------------------------------
Units outstanding at
  December 31, 2000     2,010,404    5,034,692          --             --           --
Units purchased         1,488,072    1,378,458     216,209        364,519      103,675
Units redeemed and
  transferred           1,874,772      274,016     154,509        343,214      259,749
                       -----------------------------------------------------------------
Units outstanding at
  December 31, 2001     5,373,248    6,687,166     370,718        707,733      363,424
                       =================================================================

                         Nations       Nations
                         Marsico       Marsico        Nations       Nations     Oppenheimer
                         Focused    International   Marsico 21st    MidCap        Global
                        Equities    Opportunities     Century       Growth      Securities
                       Subaccount    Subaccount     Subaccount     Subaccount   Subaccount
                       --------------------------------------------------------------------
Units outstanding at
  January 1, 2000             --           --              --            --         58,378
Units purchased               --           --              --            --        648,873
Units redeemed and
  transferred                 --           --              --            --        267,177
                       --------------------------------------------------------------------
Units outstanding at
  December 31, 2000           --           --              --            --        974,428
Units purchased          339,365       25,532          21,895       108,790        604,408
Units redeemed and
  transferred            163,738       12,807           2,052       167,554        395,985
                       --------------------------------------------------------------------
Units outstanding at
  December 31, 2001      503,103       38,339          23,947       276,344      1,974,821
                       ====================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                    Notes to Financial Statements (continued)

3.   Accumulation Units Outstanding (continued)

                                      Oppenheimer
                       Oppenheimer    Main Street                                  Van Kampen
                         Capital       Growth &     Oppenheimer     Oppenheimer     Emerging
                       Appreciation     Income      High Income   Strategic Bond     Growth
                        Subaccount    Subaccount    Subaccount      Subaccount     Subaccount
                       ----------------------------------------------------------------------
Units outstanding at
  January 1, 2000          206,297       869,602       461,556        278,769        580,483
Units purchased          1,071,472     2,614,232       284,033        228,845      1,989,099
Units redeemed and
  transferred              376,501     1,452,116       455,916        255,713        752,418
                       ----------------------------------------------------------------------
Units outstanding at
  December 31, 2000      1,654,270     4,935,950     1,201,505        763,327      3,322,000
Units purchased            883,509     1,531,899       292,368        186,565        870,630
Units redeemed and
  transferred              532,006       854,635       429,704        295,840        309,851
                       ----------------------------------------------------------------------
Units outstanding at
  December 31, 2001      3,069,785     7,322,484     1,923,577      1,245,732      4,502,481
                       ======================================================================

                                                                 Fidelity-
                         Janus        Janus      Transamerica   VIP Equity-    Fidelity-
                         Global       Growth      VIF Growth      Income      VIP Growth
                       Subaccount   Subaccount    Subaccount     Subaccount   Subaccount
                       -----------------------------------------------------------------
Units outstanding at
  January 1, 2000       1,340,007    1,874,893           --            --             --
Units purchased         2,644,783    2,644,497      112,940        99,403        504,997
Units redeemed and
  transferred             960,032      585,144      151,634        93,402        156,711
                       -----------------------------------------------------------------
Units outstanding at
  December 31, 2000     4,944,822    5,104,534      264,574       192,805        661,708
Units purchased            45,886      471,024    1,217,881       794,993        368,377
Units redeemed and
  transferred            (306,262)      62,202    1,239,677       927,838        194,971
                       -----------------------------------------------------------------
Units outstanding at
  December 31, 2001     4,684,446    5,637,760    2,722,132     1,915,636      1,225,056
                       =================================================================

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                    Notes to Financial Statements (continued)

3.   Accumulation Units Outstanding (continued)

                                                 Fidelity-    Fidelity-
                       Fidelity-    Fidelity-      VIP II       VIP III    Fidelity-    Fidelity-
                        VIP High      VIP II     Investment    Growth &      VIP III      VIP III
                         Income     Contrafund   Grade Bond     Income      Balanced      Mid Cap
                       Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                       ---------------------------------------------------------------------------
Units outstanding at
   January 1, 2000            --            --           --          --           --           --
Units purchased          204,210       555,391       85,917      39,086       40,643      543,005
Units redeemed and
  transferred             40,701        44,713       20,298      28,786       79,851      362,877
                       ---------------------------------------------------------------------------
Units outstanding at
  December 31, 2000      244,911       600,104      106,215      67,872      120,494      905,882
Units purchased          149,506       747,330      674,866     340,042      227,508      783,324
Units redeemed and
  transferred            111,705       268,178    1,080,075      98,653      286,952      839,851
                       ---------------------------------------------------------------------------
Units outstanding at
  December 31, 2001      506,122     1,615,612    1,861,156     506,567      634,954    2,529,057
                       ===========================================================================

4.   Financial Highlights

The Mutual Fund Account offers a return of premium death benefit, a 5% annually compounding death benefit and an annual step-up death benefit. These death benefit options have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in Note 6 to the financial statements. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                    Notes to Financial Statements (continued)

4.   Financial Highlights (continued)

                                      At December 31, 2001                Year Ended December 31, 2001, Except as Noted
                             ---------------------------------------   ------------------------------------------------
                                           Unit Fair
                                             Value                     Investment       Expense        Total Return***
                                           Lowest to         Net         Income     Ratio** Lowest        Lowest
Subaccount                     Units         Highest        Assets       Ratio*      to Highest         to Highest
--------------------------------------------------------------------   ------------------------------------------------
AIM V.I. Capital
   Appreciation Fund         2,370,159   $1.17 to $1.18   $2,782,298      0.00%     1.25% to 1.40%   (24.35)% to (24.23)%
AIM V.I. Government
   Securities Fund           2,177,252    1.10 to 1.11     2,344,933      4.88       1.25 to 1.40        4.94 to 5.09
AIM V.I. Growth and
   Income Fund               4,520,421    1.07 to 1.08     4,845,299      0.05       1.25 to 1.40     (23.91) to (23.79)
AIM V.I. Value Fund          7,350,861        1.18         8,669,649      0.14       1.25 to 1.40     (13.78) to (13.65)
Dreyfus Stock Index Fund     5,509,773    1.11 to 1.12     6,148,388      1.13       1.25 to 1.40     (13.40) to (13.27)
Dreyfus VIF - Money
   Market Portfolio          4,268,719        1.12         4,778,527      3.45       1.25 to 1.40        2.53 to 2.68
Dreyfus VIF - Small
   Company Stock Portfolio   1,116,414        1.32         1,472,627      0.06       1.25 to 1.40      (2.90) to (2.76)
MFS Emerging Growth Series   1,788,773        1.15         2,057,351      0.00       1.25 to 1.40     (34.41) to (34.31)
MFS Emerging Markets
   Equity Series                    --              --            --      0.00       1.25 to 1.40       15.24 to 15.28
MFS Research Series          1,188,082    1.08 to 1.09     1,287,165      0.01       1.25 to 1.40     (22.35) to (22.23)
MFS Total Return Series      5,373,248        1.24         6,659,345      1.69       1.25 to 1.40      (1.14) to (1.00)
MFS Utilities Series         6,687,166        1.12         7,478,074      3.13       1.25 to 1.40     (25.26) to (25.15)
Nations High Yield Bond
   Portfolio****               370,718        1.01           374,995     32.29       1.25 to 1.40        1.12 to 1.22
Nations International
   Value Portfolio****         707,733    0.88 to 0.89       626,234      1.85       1.25 to 1.40     (11.55) to (11.46)
Nations Marsico Growth &
   Income Portfolio****        363,424    0.89 to 0.90       325,286      0.00       1.25 to 1.40     (10.51) to (10.42)
Nations Marsico Focused
   Equities Portfolio****      503,103        0.91           457,950      0.00       1.25 to 1.40      (9.00) to (8.91)
Nations Marsico Inter-
   national
   Opportunities
   Portfolio****                38,339        0.88            33,701      0.70       1.25 to 1.40     (12.11) to (12.02)
Nations Marsico 21st
   Century Portfolio****        23,947        0.88            20,978      0.00       1.25 to 1.40     (12.47) to (12.38)
Nations MidCap Growth
   Portfolio****               276,344        0.84           231,178      0.00       1.25 to 1.40     (16.38) to (16.30)
Oppenheimer Global
   Securities Fund/VA        1,974,821    1.69 to 1.70     3,340,823      0.58       1.25 to 1.40     (13.26) to (13.13)
Oppenheimer Capital
   Appreciation Fund/VA      3,069,785        1.50         4,604,969      0.53       1.25 to 1.40     (13.79) to (13.66)
Oppenheimer Main Street
   Growth & Income Fund/VA   7,322,484        1.14         8,342,696      0.50       1.25 to 1.40     (11.41) to (11.28)
Oppenheimer High Income
   Fund/VA                   1,923,577        1.01         1,943,133      8.72       1.25 to 1.40        0.55 to 0.70

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                    Notes to Financial Statements (continued)

4.   Financial Highlights (continued)

                                       At December 31, 2001               Year Ended December 31, 2001, Except as Noted
                             ----------------------------------------   -------------------------------------------------
                                           Unit Fair
                                             Value                      Investment       Expense          Total Return***
                                           Lowest to          Net          Income     Ratio** Lowest          Lowest
Subaccount                     Units         Highest        Assets        Ratio*      to Highest           to Highest
---------------------------------------------------------------------   -------------------------------------------------
Oppenheimer Strategic
   Bond Fund/VA              1,245,732       $1.08        $ 1,343,600      2.65%     1.25% to 1.40%      3.39% to 3.55%
Van Kampen Emerging Growth   4,502,481    1.48 to 1.49      6,671,060      0.08       1.25 to 1.40     (34.16) to (34.06)
Janus Global                 4,684,446    1.26 to 1.28      5,957,877      0.90       1.25 to 1.40     (23.92) to (23.80)
Janus Growth                 5,637,760    1.01 to 24.92    10,979,478      0.00       1.25 to 1.40     (29.20) to (29.10)
Transamerica VIF Growth
   Portfolio                 2,722,132    0.67 to 0.68      1,838,967      0.00       1.25 to 1.40     (18.77) to (18.65)
Fidelity - VIP
   Equity-Income Portfolio   1,915,636    1.01 to 1.02      1,942,993      0.51       1.25 to 1.40      (6.54) to (6.40)
Fidelity - VIP Growth
   Portfolio                 1,225,056    0.68 to 0.69        839,775      0.07       1.25 to 1.40     (19.01) to (18.89)
Fidelity - VIP High
   Income Portfolio            506,122        0.70            352,995      9.06       1.25 to 1.40     (13.15) to (13.02)
Fidelity - VIP II
   Contrafund Portfolio      1,615,612        0.80          1,288,253      0.51       1.25 to 1.40     (13.68) to (13.56)
Fidelity - VIP II
   Investment Grade Bond
   Portfolio                 1,861,156    1.15 to 1.16      2,147,188      1.06       1.25 to 1.40        6.67 to 6.83
Fidelity - VIP III Growth
   & Income Portfolio          506,567        0.88            445,740      0.66       1.25 to 1.40     (10.27) to (10.14)
Fidelity - VIP III
   Balanced Portfolio          634,954        0.93            589,159      1.46       1.25 to 1.40      (3.23) to (3.09)
Fidelity - VIP III Mid
   Cap Portfolio             2,529,057        1.06          2,684,681      0.00       1.25 to 1.40      (4.85) to (4.71)

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
*** These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
**** Commencement of operations, May 1, 2001. Expense ratio has been annualized.

                   Retirement Builder Variable Annuity Account
                 - Retirement Income Builder II Variable Annuity

                    Notes to Financial Statements (continued)

5.   Assets Retained by Transamerica Life

A summary of those subaccounts for which the market value of Transamerica Life's capital contributions exceed 5% of net assets follows:

                                                            Market
                                Subaccount                   Value
------------------------------------------------------------------

Nations Marsico International Opportunities                 $2,243
Nations Marsico 21st Century                                 2,174

6.   Administrative, Mortality, and Expense Risk Charges

Transamerica Life deducts a daily administrative charge from the net assets of the Mutual Fund Account at an effective annual rate of .15% of net assets. In addition, administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owners' individual account. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses.

7.   Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:

          (1) (a) Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

          (2)       Not Applicable.

          (3) (a) Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 2.

               (a)(1) Principal Underwriting Agreement by and between PFL Life
                      Insurance Company on its own behalf and on behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                      Note 5.

               (a)(2) Termination of Principal Distribution Agreement by and
                      between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities Inc. Note 6

               (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer.
                    Note 5.

          (4) (a) Form of Policy for the Retirement Income Builder Variable Annuity. Note 2

               (b) Form of Policy Endorsements for the Retirement Income Builder Variable Annuity. Note 6. (Allocation of Premium Payments)

               (c) Form of Policy Rider for the Retirement Income Builder Variable Annuity. (GMIB) Note 7.


               (d) Form of Policy Endorsement for the Retirement Income Builder Variable Annuity (403(b)) Note 7.

               (e) Form of Policy Rider for the Retirement Income Builder Variable Annuity (Additional Death Distribution). Note 11



          (4)  (f)  Form of Policy for Portfolio Select Variable Annuity.  Note
                    16


          (4) (g) Form of Policy Endorsement for Portfolio Select Variable Annuity (Initial Payment Guarantee). Note 12

          (4) (h) Form of Policy Rider for Portfolio Select Variable Annuity (Managed Annuity Program). Note 13

          (4) (i) Form of Policy Rider for Portfolio Select Variable Annuity (Beneficiary Earnings Enhancement - Extra). Note 16

          (4) (j) Form of Policy Rider for Portfolio Select Variable Annuity (Liquidity Rider). Note 16


          (5) (a) Form of Application for the Retirement Income Builder Variable Annuity. Note 3

               (b) Form of Application for the First Union "Flexible Premium Individual Deferred" Variable Annuity. Note 5.

         (5)(b)(1) Amended form of Application for the First Union "Flexible Premium Individual Deferred" Variable Annuity. Note 9.

         (5)(b)(2)  Form of Application for Portfolio Select Variable Annuity.
                    Note 16


               (c) Form of Application for the Retirement Income Builder Variable Annuity. Note 5.

         (5)(c)(1) Amended form of Application for the Retirement Income Builder Variable Annuity. Note 9.

         (5)(c)(2) Form of Application for Retirement Income Builder Variable Annuity. Note 16.


               (d) Form of Application for the Multi-Manager Retirement Income Builder "Flexible Premium Individual Deferred Variable Annuity." Note 6.

         (5)(d)(1) Amended form of Application for the Multi-Manager Retirement Income Builder "Flexible Premium Individual Deferred Variable Annuity." Note 9.

         (5)(d)(2) Amended form of Application for the Retirement Income Builder II. Note 11.

         (5)(d)(3) Form of Application for Retirement Income Builder II Variable Annuity. Note 16.


          (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                    Note 1.

               (b)  ByLaws of PFL Life Insurance Company.  Note 1.

          (7)       Not Applicable.

          (8) (a) Participation Agreement by and between PFL Life Insurance Company and Fidelity Distributors Corporation and Addendum thereto. Note 2

          (8)  (a)(1) Participation Agreement between Variable Insurance
                      Products Fund III, Fidelity Distributors Corporation (Underwriter), and PFL Life Insurance Company (Depositor).
                      Note 3

          (8)  (a)(2) Addendum to Participation Agreement between Variable
                      Insurance Product Funds, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 5.

          (8)  (a)(3) Addendums to Participation Agreements between PFL Life
                      Insurance Company, Fidelity Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, and Variable Insurance Products Funds III. Note 8.

            (8)(a)(4) Amended Schedule A to Participation Agreements between PFL
                      Life Insurance Company, Fidelty Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III. Note 9.


          (8)  (b)    Participation Agreement by and among AIM Variable
                      Insurance Funds, Inc., PFL Life Insurance Company, and
                      AFSG Securities Corporation. Note 6

          (8)  (b)(1) Amendment No.1 to Participation Agreement by and among AIM
                      Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 6.

           (8)(b)(2) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 9.

          (8)  (c)    Form of Participation Agreement by and between PFL Life
                      Insurance Company and Evergreen Variable Trust. Note 5


          (c)(1) Addendum to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 8.

          (8)  (c)(2) Addendum No. 2 to Participation Agreement between PFL Life
                      Insurance Company and Evergreen Variable Trust. Note
                      9.

               (c)(3) Addendum No. 3 to Participation Agreement between PFL Life
                      Insurance Company and Evergreen Variable Trust. Note 11

          (8)  (d)    Amended Exhibit A and Exhibit B to Participation Agreement
                      by and between PFL Life Insurance Company, Federated
                      Insurance Series and Federated Securities Corp. Note 5

           (8)(d)(1) Second Amendment Exhibit A and Exhibit B to Participation Agreement by and between PFL Life Insurance Company, Federated Insurance Series and Federated Securities Corp.
                      Note 9.

          (8)  (e)    Participation Agreement among MFS Variable Insurance
                      Trust, PFL Life Insurance Company and Massachusetts
                      Financial Services Company. Note 4

          (8)  (e)(1) Addendum to Participation Agreement, dated as of November
                      24, 1997 by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and PFL Life Insurance Company. Note 6.


          (8)  (e)(2) Partial Termination of Participation Agreement among MFS
                      Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 8.


          (8)  (f)    Participation Agreement among Oppenheimer Variable Account
                      Funds, Oppenheimer Funds, Inc. and PFL Life Insurance
                      Company. Note 4

          (8)  (f)(1) Amendment to Participation Agreement, dated as of December
                      15, 1997 by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company.
                      Note 6.

          (8)  (g)    Participation Agreement by and between Putnam Variable
                      Trust, Putnam Mutual Funds Corp. and PFL Life Insurance
                      Company. Note 6

           (8)(g)(1) Amended Schedule A to Participation Agreement by and between Putman Variable Trust, Putman Mutual Funds Corp. and PFL Life Insurance Company. Note 9.

          (8)  (h)    Amendment to Participation Agreement, dated as of April
                      15, 1997, between Dreyfus Variable Investment Fund, the
                      Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                      Life and Annuity Index fund, Inc., (d/b/a Dreyfus Stock
                      Index fund), and, PFL Life Insurance Company. Note 6.


          (8)  (i)    Amendment No. 5 to Participation Agreement among WRL
                      Series Fund, Inc., Western Reserve Life Assurance Co. of

                      Ohio, and PFL Life Insurance Company. Note 7.

            (8)(i)(1) Form of Amendment No. 20 to Participation Agreement among
                      AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 15.


               (j) Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 8.

            (8)(j)(1) Revised Participation Agreement by and among Franklin
                      Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 11.

               (k) Participation Agreement between Mentor Variable Investment Portfolios and PFL Life Insurance Company. Note 9.

            (8)(l) Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC. and PFL Life Insurance Company. Note 9

            (8)(m) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc.
                      Note 9

            (8)(m)(1) Termination of Participation Agreement (Transamerica).
                      Note 13

            (8)(m)(2) Participation Agreement (Transamerica) Note 13.

            (8)(m)(3) Addendum to January 1, 2000 Transamerica Variable
                      Insurance Fund, Inc. Participation Agreement for Transamerica Life Insurance Company. Note 13

            (8)(n) Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 10

            (8)(n)(1) Amendment No 1 to Participation Agreement by and among
                      Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 14

            (8)(o) Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 14

            (9)       Opinion and Consent of Counsel.  Note 2

           (10)(a)    Consent of Independent Auditors. Note 15

           (10)(b)    Opinion and Consent of Actuary. Note 15

           (11)       Not applicable.

           (12)       Not applicable.

           (13)(a)    Performance Data Calculations (PFL RIB). Note 8

           (13)(b)    Performance Data Calculations. (PFL RIB) Note 8

           (13)(c)    Performance Data Calculations. (Portfolio Select) Note 8

           (14) Powers of Attorney. Note 1. (Patrick S. Baird, Craig D. Vermie, William L. Busler, Douglas C. Kolsrud, Robert J. Kontz) Note 2. Brendy K. Clancy. Note 6 Larry N. Norman
                      Note 11 Bart Herbert, Jr.

           ---------------------

           Note 1. Filed with one Initial filing of this Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

           Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

           Note 3. Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

           Note 4. Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.

           Note 5. Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

           Note 6. Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

           Note 7. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-7509) on January 22, 1999.

           Note 8. Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.

           Note 9. Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 333-7509) on April 27, 2000.

           Note 10. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

           Note 11. Filed with Post Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 2001.

           Note 12. Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

           Note 13. Incorporated by Reference to Post Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.

           Note 14. File with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.

           Note 15.   Filed herewith.


           Note 16.   To be filed by Amendment.

Item 25.         Directors and Officers of the Depositor


                                   Principal Positions
Name and                           and Offices with
Business Address                   Depositor
----------------                   ---------
Larry N. Norman                    Director and President
4333 Edgewood Road N.E.
Cedar Rapids, Iowa 52499-0001

Patrick S. Baird                   Director, Senior Vice President and
4333 Edgewood Road N.E.            Chief Operating Officer
Cedar Rapids, Iowa 52499-0001

Craig D. Vermie                    Director, Vice President, Secretary and
4333 Edgewood Road N.E.            General Counsel
Cedar Rapids, Iowa 52499-0001

Douglas C. Kolsrud                 Director, Senior Vice President, Chief
4333 Edgewood Road N.E.            Investment Officer and Corporate Actuary
Cedar Rapids, Iowa 52499-0001

Robert J. Kontz                    Vice President and
4333 Edgewood Road N.E.            Corporate Controller
Cedar Rapids, Iowa 52499-0001

Brenda K. Clancy                   Director, Vice President, Treasurer and
4333 Edgewood Road N.E.            Chief Financial Officer
Cedar Rapids, Iowa 52499-0001

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
AEGON USA, Inc.                       Iowa                   AEGON U.S. Holding Corporation,      Holding company
                                                             AEGON U.S. Corporation

RCC North America, L.L.C.             Delaware               100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company, L.L.C.  Delaware               100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                   Delaware               100% Transamerica Holding Company,   Issue debt
                                                             L.L.C.                               securities-net proceeds
                                                                                                  used to make loans to
                                                                                                  affiliates

First AUSA Life Insurance Company     Maryland               100% Transamerica Holding Company,   Insurance holding
                                                             L.L.C.                               company

AUSA Life Insurance Company, Inc.     New York               100% First AUSA Life Insurance       Insurance
                                                             Company

Life Investors Insurance Company of   Iowa                   100% First AUSA Life Ins. Co.        Insurance
 America

Apple Partners of Iowa, L.L.C.        Iowa                   100% LICCA                           Apple production,
                                                                                                  packing, storage and
                                                                                                  sales

Life Investors Alliance, LLC          Delaware               100% LIICA                           Purchase, own, and hold
                                                                                                  the equity interest of
                                                                                                  other entities

Transamerica Life Insurance Company   Iowa                   100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services Group, Inc.  Minnesota              100% Transamerica Life Insurance     Marketing
                                                             Co.

AEGON Assignment Corporation of       Kentucky               100% AEGON Financial Services        Administrator of
 Kentucky                                                    Group, Inc.                          structured settlements

AEGON Assignment Corporation          Illinois               100% AEGON Financial Services        Administrator of
                                                             Group, Inc.                          structured settlements

Transamerica Financial                Minnesota              100% AEGON Financial Services        Life insurance and
 Institutions, Inc.                                          Group, Inc.                          underwriting services

Southwest Equity Life Ins. Co.        Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Iowa Fidelity Life Insurance Co.      Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Western Reserve Life Assurance Co.    Ohio                   100% First AUSA Life Ins. Co.        Insurance
 of Ohio

WRL Insurance Agency, Inc.            California             100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

WRL Insurance Agency of Alabama,      Alabama                100% WRL Insurance Agency, Inc.      Insurance Agency
 Inc.

WRL Insurance Agency of               Massachusetts          100% WRL Insurance Agency, Inc.      Insurance Agency
 Massachusetts, Inc.

WRL Insurance Agency of Nevada, Inc.  Nevada                 100% WRL Insurance Agency, Inc.      Insurance Agency

WRL Insurance Agency of Texas, Inc.   Texas                  Record shareholder Daniel DeMarco    Insurance Agency

WRL Insurance Agency of Wyoming       Wyoming                100% WRL Insurance Agency, Inc.      Insurance Agency

AEGON/Transamerica Series Fund, Inc.  Maryland               Various                              Mutual fund

AEGON/Transamerica Fund Services,     Florida                100% Western Reserve Life            Provides administration
 Inc.                                                        Assurance Co. of Ohio                for affiliated mutual
                                                                                                  fund

AEGON/Transamerica Fund Advisors,     Florida                100% Western Reserve Life            Registered investment
 Inc.                                                        Assurance Co. of Ohio                advisor

World Financial Group Insurance       California             100% Western Reserve Life            Insurance agency
 Agency, Inc.                                                Assurance Co. of Ohio

World Financial Group Insurance       Alabama                100% World Financial Group           Insurance Agency
 Agency of Alabama, Inc.                                     Insurance Agency, Inc.

World Financial Group Insurance       Ohio                   100% World Financial Group           Insurance agency
 Agency of Ohio, Inc.                                        Insurance Agency, Inc.

World Financial Group Insurance       Massachusetts          100% World Financial Group           Insurance Agency
 Agency of Massachusetts, Inc.                               Insurance Agency, Inc.

WFG Insurance Agency of Texas, Inc.   Texas                  Record Shareholder Jack Linder       Insurance Agency

World Financial Group Insurance       Hawaii                 100% World Financial Group           Insurance Agency
 Agency of Hawaii, Inc.                                      Insurance Agency, Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
World Financial Group Insurance       Nevada                 100% World Financial Group           Insurance Agency
 Agency of Nevada, Inc.                                      Insurance Agency, Inc.

World Financial Group Insurance       New Mexico             100% World Financial Group           Insurance Agency
 Agency of New Mexico, Inc.                                  Insurance Agency, Inc.

World Financial Group Insurance       Wyoming                100% World Financial Group           Insurance Agency
 Agency of Wyoming                                           Insurance Agency, Inc.

AEGON Equity Group, Inc.              Florida                100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

Monumental General Casualty Co.       Maryland               100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.       Maryland               100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.       Arizona                100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation            Maryland               100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                   Iowa                   100% First AUSA Life Insurance       Holding company
                                                             Company

Monumental General Life Insurance     Puerto Rico            51% First AUSA Life Insurance        Insurance
 Company of Puerto Rico                                      Company
                                                             49% Baldrich & Associates of
                                                             Puerto Rico

AUSA Holding Company                  Maryland               100% Transamerica Holding Company    Holding company

Monumental General Insurance Group,   Maryland               100% AUSA Holding Co.                Holding company
 Inc.

Trip Mate Insurance Agency, Inc.      Kansas                 100% Monumental General Insurance    Sale/admin. of travel
                                                             Group, Inc.                          insurance

Monumental General Administrators,    Maryland               100% Monumental General Insurance    Provides management
 Inc.                                                        Group, Inc.                          srvcs. to unaffiliated
                                                                                                  third party
                                                                                                  administrator

National Association Management And   Maryland               100% Monumental General              Provides actuarial
 Consultant Services, Inc.                                   Administrators, Inc.                 consulting services

Monumental General Mass Marketing,    Maryland               100% Monumental General Insurance    Marketing arm for sale
 Inc.                                                        Group, Inc.                          of mass marketed
                                                                                                  insurance coverages

Transamerica Capital, Inc.            California             100% AUSA Holding Co.                Broker/Dealer

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Universal Benefits Corporation        Iowa                   100% AUSA Holding Co.                Third party
                                                                                                  administrator

Investors Warranty of America, Inc.   Iowa                   100% AUSA Holding Co.                Provider of automobile
                                                                                                  extended maintenance
                                                                                                  contracts

Massachusetts Fidelity Trust Co.      Iowa                   100% AUSA Holding Co.                Trust company

Money Services, Inc.                  Delaware               100% AUSA Holding Co.                Provides financial
                                                                                                  counseling for
                                                                                                  employees and agents of
                                                                                                  affiliated companies

ADB Corporation, L.L.C.               Delaware               100% Money Services, Inc.            Special purpose limited
                                                                                                  Liability company

ORBA Insurance Services, Inc.         California             26.91% Money Services, Inc.          Insurance agency

Great Companies L.L.C.                Iowa                   30% Money Services, Inc.             Markets & sells mutual
                                                                                                  funds & individually
                                                                                                  managed accounts

AEGON USA Travel and Conference       Iowa                   100% Money Services                  Travel and Conference
 Services, L.L.C.                                                                                 Services

Roundit, Inc.                         Maryland               50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                 California             100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                             Alabama                100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                   Texas                  100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.     California             33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

World Group Securities, Inc.          Delaware               100% AEGON Asset Management          Broker-Dealer
                                                             Services, Inc.

World Financial Group, Inc.           Delaware               100% AEGON Asset Management          Marketing
                                                             Services, Inc.

Intersecurities, Inc.                 Delaware               100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,   Michigan               100% Intersecurities, Inc.           Holding co./management
 Inc.                                                                                             services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Associated Mariner Ins. Agency of     Massachusetts          100% Associated Mariner Agency,      Insurance agency
 Massachusetts, Inc.                                         Inc.

Associated Mariner Agency Ohio, Inc.  Ohio                   100% Associated Mariner Agency,      Insurance agency
                                                             Inc.

Associated Mariner Agency Texas,      Texas                  100% Associated Mariner Agency,      Insurance agency
 Inc.                                                        Inc.

PIA General Partner, Inc.             Delaware               100% AUSA Holding Company            General Partner to PIA
                                                                                                  2001-A, L.P.

PIA 2001-A, L.P.                      Delaware               PIA General, Inc. is the General     Private placement
                                                             Partner                              investment limited
                                                                                                  partnership

Idex Investor Services, Inc.          Florida                100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                 Delaware               100% AUSA Holding Co.                Investment advisor

IDEX Mutual Funds                     Massachusetts          Various                              Mutual fund

Diversified Investment Advisors,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

Diversified Investors Securities      Delaware               100% Diversified Investment          Broker-Dealer
 Corp.                                                       Advisors, Inc.

George Beram & Company, Inc.          Massachusetts          100% Diversified Investment          Employee benefit and
                                                             Advisors, Inc.                       actuarial consulting

Creditor Resources, Inc.              Michigan               100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources Canadian       Canada                 100% Creditor Resources, Inc.        Insurance agency
 Dealer Network Inc.

Premier Solutions Group, Inc.         Maryland               100% Creditor Resources, Inc.        Insurance agency

AEGON USA Investment Management,      Iowa                   100% Transamerica Holding Company,   Investment advisor
 LLC.                                                        L.L.C.

AEGON USA Realty Advisors, Inc.       Iowa                   100% AUSA Holding Co.                Provides real estate
                                                                                                  administrative and real
                                                                                                  estate investment
                                                                                                  services

AEGON USA Real Estate Services, Inc.  Delaware               100% AEGON  USA Realty Advisors,     Real estate and
                                                             Inc.                                 mortgage holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
QSC Holding, Inc.                     Delaware               100% AEGON USA Realty Advisors,      Real estate and
                                                             Inc.                                 financial software
                                                                                                  production and sales

Realty Information Systems, Inc.      Iowa                   100% AEGON USA Realty Advisors, Inc  Information Systems for
                                                                                                  real estate investment
                                                                                                  management

USP Real Estate Investment Trust      Iowa                   12.89% First AUSA Life Ins. Co.      Real estate investment
                                                             13.11% PFL Life Ins. Co.             trust
                                                             4.86% Bankers United Life
                                                             Assurance Co.

RCC Properties Limited Partnership    Iowa                   AEGON USA Realty Advisors, Inc. is   Limited Partnership
                                                             General Partner and 5% owner

Commonwealth General Corporation      Delaware               100% AEGON U.S. Corporation          Holding company
 ("CGC")

AFSG  Securities Corporation          Pennsylvania           100% CGC                             Broker-Dealer

Benefit Plans, Inc.                   Delaware               100% CGC                             TPA for Peoples
                                                                                                  Security Life Insurance
                                                                                                  Company

AEGON Alliances, Inc.                 Virginia               100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation         Delaware               100% CGC                             Real estate holdings

AEGON Structured Settlements, Inc.    Kentucky               100% CGC                             Administrator of
                                                                                                  structured settlements

AEGON Institutional Markets, Inc.     Delaware               100% CGC                             Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  Services to ins. cos.

Ampac Insurance Agency, Inc.          Pennsylvania           100% CGC                             Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development Corporation  Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Financial Planning Services, Inc.     Dist. Columbia         100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Frazer Association Consultants, Inc.  Illinois               100% Ampac Insurance Agency, Inc.    TPA license-holder

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
National Home Life Corporation        Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Valley Forge Associates, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Furniture & equipment
                                                                                                  lessor

Veterans Benefits Plans, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Administrator of group
                                                                                                  insurance programs

Veterans Insurance Services, Inc.     Delaware               100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Academy Insurance Group, Inc.         Delaware               100% CGC                             Holding company

Academy Life Insurance Co.            Missouri               100% Academy Insurance Group, Inc.   Insurance company

Pension Life Insurance Company of     New Jersey             100% Academy Life Insurance Company  Insurance company
 America

FED Financial, Inc.                   Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ammest Massachusetts Insurance        Massachusetts          100% Academy Insurance Group, Inc.   Special-purpose
 Agency, Inc.                                                                                     subsidiary

Ammest Realty, Inc.                   Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ampac,  Inc.                          Texas                  100% Academy Insurance Group, Inc.   Managing general agent

Ampac Insurance Agency, Inc.          Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
(EIN 23-2364438)                                                                                  subsidiary

Force Financial Group, Inc.           Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Force Financial Services, Inc.        Massachusetts          100% Force Fin. Group, Inc.          Special-purpose
                                                                                                  subsidiary

Military Associates, Inc.             Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOAA Management Company              Texas                  100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOA Motor Club, Inc.                 Georgia                100% Academy Insurance Group, Inc.   Automobile club

Unicom Administrative Services, Inc.  Pennsylvania           100% Academy Insurance Group, Inc.   Provider of admin.
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Unicom Administrative Services, GmbH  Germany                100%Unicom Administrative            Provider of admin.
                                                             Services, Inc.                       services

Capital General Development           Delaware               100% CGC                             Holding company
 Corporation

Monumental Life Insurance Company     Maryland               73.23% Capital General Development   Insurance company
                                                             Company
                                                             26.77% First AUSA Life Insurance
                                                             Company

Exchange Management Services, Inc.    Missouri               100% Monumental Life Insurance       Management company
                                                             Company

AEGON Direct Marketing Services,      Maryland               100% Monumental Life Insurance       Marketing company
 Inc.                                                        Company

Peoples Benefit Life Insurance        Iowa                   3.7% CGC                             Insurance company
 Company                                                     20.0% Capital Liberty, L.P.
                                                             76.3% Monumental Life Insurance
                                                             Company

Veterans Life Insurance Co.           Illinois               100% Transamerica Holding Company,   Insurance company
                                                             L.L.C.

Peoples Benefit Services, Inc.        Pennsylvania           100% Veterans Life Ins. Co.          Special-purpose
                                                                                                  subsidiary

Coverna Direct Insurance Insurance    Maryland               100% Peoples Benefit Life            Insurance agency
 Agency, Inc.                                                Insurance Company

Ammest Realty Corporation             Texas                  100% Monumental Life Insurance       Special purpose
                                                             Company                              subsidiary

JMH Operating Company, Inc.           Mississippi            100% Peoples Benefit Life            Real estate holdings
                                                             Insurance Company

Capital Liberty, L.P.                 Delaware               99.0% Monumental Life Insurance      Holding Company
                                                             Company
                                                             1.0% CGC

Consumer Membership Services, Inc.    Delaware               100% Commonwealth General            Credit Card Protection
                                                             Corporation

Global Premier Reinsurance Company,   British Virgin         100% Commonwealth General            Insurance and
 LTD.                                 Islands                Corporation                          Reinsurance company

Health Benefits Services, Inc.        Delaware               100% Commonwealth General            Health discount plan
                                                             Corporation

Quest Membership Services, Inc.       Delaware               100% Commonwealth General            Travel discount plan
                                                             Corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Stonebridge Group, Inc.               Delaware               100% Commonwealth General            General purpose
                                                             Corporation                          corporation

J.C. Penney Life Insurance            Vermont                100% Commonwealth General            Insurance
 Corporation                                                 Corporation

Stonebridge Insurance Company         Wisconsin              100% J.C. Penney Life Insurance      Insurance
                                                             Company

Insurance Consultants, Inc.           Nebraska               100% Commonwealth General            Brokerage
                                                             Corporation

ICON Partners Limited                 United Kingdom         100% Insurance Consultants, Inc.     Marketing company

J.C. Penney Casualty Insurance        Ohio                   100% Commonwealth General            Insurance
 Company                                                     Corporation

AEGON N.V.                            Netherlands            51.27% of Vereniging                 Holding Company
                                                             AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.         Netherlands            Held through AEGON Nevak Holding     Holding Company
                                                             B.V.

AEGON Nederland N.V.                  Netherlands            100% AEGON N.V.                      Holding Company

AEGON Nevak Holding B.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Derivatives                     Netherlands            100% AEGON N.V.                      Holding Company

AEGON International N.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Trust Advisory Board Members:   Delaware               100% AEGON International N.V.        Manage assets of AEGON
K.J.Storm                                                                                         U.S. Holding Corporation
Donald J. Shepard
Joseph Streppel
Dennis Hersch

AEGON U.S. Holding Corporation        Delaware               100% AEGON Trust                     Holding company

AEGON DMS Holding B.V.                Netherlands            100% AEGON International N.V.        Holding company

JCPenney Financial & Marketing        Korea                  100% AEGON DMS Holding B.V.          Marketing
 Services Group LTD

JCPenney Direct Marketing Services    Japan                  100% AEGON DMS Holding B.V.          Marketing
 Japan K.K.

Canadian Premier Holdings LTD         Canada                 100% AEGON DMS Holding B.V.          Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Canadian Premier Life Insurance       Canada                 100% Canadian Premier Holdings LTD   Holding company
 Company

Legacy General Insurance Company      Canada                 100% Canadian Premier Life           Insurance
                                                             Insurance Company

Cornerstone International Holdings    United Kingdom         100% AEGON DMS Holding B.V.          Holding company
 LTD

Cornerstone International Marketing   United Kingdom         100% Cornerstone International       Marketing company
 LTD                                                         Holdings, LTD

Stonebridge International Insurance   United Kingdom         100% Cornerstone International       Insurance company
 LTD                                                         Marketing, LTD

JCPenney Direct Asia Pacific Pty LTD  Australia              100% AEGON DMS Holding B.V.          Holding company

JCPenney Direct Service Asia          Australia              100% JCPenney Direct Asia Pacific    Operations company
 Pacific Pty LTD                                             Pty LTD

JCPenney Insurance Marketing Asia     Australia              100% JcPenney Direct Asia Pacific    Marketing company
 Pacific Pty LTD                                             Pty LTD

Short Hills Management Company        New Jersey             100% AEGON U.S. Holding Corporation  Insurance Agent

COPRA Reinsurance Company             New York               100% AEGON U.S.                      Reinsurance
                                                             Holding Corporation

AEGON Management Company              Indiana                100% AEGON U.S.                      Insurance holding
                                                             Holding Corporation                  company

AEGON U.S. Corporation                Iowa                   100% AEGON U.S. Holding Corporation  Holding company

Transamerica Corporation ("TAC")      Delaware               100% AEGON NV                        Major interest in
                                                                                                  insurance and finance

AEGON Funding Corp. II                Delaware               100% TAC                             Commercial paper
                                                                                                  insurance

Transamerica Pacific Insurance        Hawaii                 100% TAC                             Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.               Delaware               100% TFC                             Investments

Terrapoint, LLC                       Delaware               50% TREIC Enterprises, Inc.          Data Processing

ARC Reinsurance Corporation           Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Inter-America Corporation             California             100% Transamerica Corp.              Insurance Broker

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Pyramid Insurance Company, Ltd.       Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.      Delaware               100% Transamerica Corp.              Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.              Delaware               100% Transamerica Corp.              Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)     Oregon                 100% Transamerica Corp.              Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.            Delaware               100% Transamerica Corp.              Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

Transamerica Public Finance, LLC      Delaware               70% TCFCI, 30% TFC                   Finance

TFC Properties, Inc.                  Delaware               100% Transamerica Finance Corp.      Holding Company

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.F., Inc.

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.J., Inc.

TA Leasing Holding Co., Inc.          Delaware               100% Transamerica Finance Corp.      Holding company

Trans Ocean Ltd.                      Delaware               100% TA Leasing Holding Co. Inc.     Holding company

Trans Ocean Container Corp. ("TOCC")  Delaware               100% Trans Ocean Ltd.                Intermodal leasing

SpaceWise Inc.                        Delaware               100% TOCC                            Intermodal leasing

Trans Ocean Container Finance Corp.   Delaware               100% TOL                             Intermodal leasing

Trans Ocean Leasing Deutschland GmbH  Germany                100% TOCC                            Intermodal leasing

Trans Ocean Leasing PTY Ltd.          Austria                100% TOCC                            Intermodal leasing

Trans Ocean Management S.A.           Switzerland            100% TOCC                            Intermodal leasing

Trans Ocean Regional Corporate        California             100% TOCC                            Holding company
 Holdings

Trans Ocean Tank Services Corp.       Delaware               100% TOCC                            Intermodal leasing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Leasing Inc.             Delaware               100% TA Leasing Holding Co.          Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings Inc.    Delaware               100% Transamerica Leasing Inc.       Holding company
 ("TLHI")

Greybox Logistics Services Inc.       Delaware               100% TLHI                            Intermodal leasing

Greybox L.L.C. ("G")                  Delaware               100% TLHI                            Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer Leasing S.N.C.   France                 100% Greybox L.L.C.                  Leasing

Greybox Services Limited              U.K.                   100% TLHI                            Intermodal leasing

Intermodal Equipment, Inc.            Delaware               100% TLHI                            Intermodal leasing

Transamerica Leasing N.V.             Belg.                  100% Intermodal Equipment Inc.       Leasing

Transamerica Leasing SRL              Italy                  100% Intermodal Equipment Inc.       Leasing

Transamerica Distribution Services,   Delaware               100% TLHI                            Dormant
 Inc.

Transamerica Leasing Coordination     Belg.                  100% TLHI                            Leasing
 Center

Transamerica Leasing do Brasil Ltda.  Braz.                  100% TLHI                            Container Leasing

Transamerica Leasing GmbH             Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing Sp.      Poland                 100% TLHI                            Leasing
 z.o.o

Transamerica Leasing Limited          U.K.                   100% TLHI                            Leasing

ICS Terminals (UK) Limited            U.K.                   100% Transamerica Leasing Limited    Leasing

Transamerica Leasing Pty. Ltd.        Australia              100% TLHI                            Leasing

Transamerica Leasing (Canada) Inc.    Canada                 100% TLHI                            Leasing

Transamerica Leasing (HK) Ltd.        H.K.                   100% TLHI                            Leasing

Transamerica Leasing (Proprietary)    S. Africa              100% TLHI                            In Liquidation -
 Limited                                                                                          Intermodal leasing

Transamerica Trailer Holdings I Inc.  Delaware               100% TLHI                            Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Trailer Holdings II      Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Holdings III     Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Leasing AB       Swed.                  100% TLHI                            Leasing

Transamerica Trailer Leasing AG       Switzerland            100% TLHI                            Leasing

Transamerica Trailer Leasing A/S +    Denmark                100% TLHI                            Leasing
 C66

Transamerica Trailer Leasing GmbH     Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing          Belgium                100% TLHI                            Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing          Netherlands            100% TLHI                            Leasing
 (Netherlands) B.V.

Transamerica Alquiler de Trailer      Spain                  100% TLHI                            Leasing
 Spain S.L.

Transamerica Transport Inc.           New Jersey             100% TLHI                            Dormant

Transamerica Commercial Finance       Delaware               100% Transamerica Finance Corp.      Holding company
 Corporation, I ("TCFCI")

Transamerica Equipment Financial      Delaware               100% TCFCI                           Investment in Various
 Services Corporation                                                                             equipment leases and
                                                                                                  loans

BWAC Credit Corporation               Delaware               100% TCFCI                           Inactive

BWAC International Corporation        Delaware               100% TCFCI                           Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                     Delaware               100% TCFCI                           Holding company

TIFCO Lending Corporation             Illinois               100% BWAC Twelve, Inc.               General financing

Transamerica Insurance Finance        Maryland               100% BWAC Twelve, Inc.               Insurance premium
 Corporation ("TIFC")                                                                             financing

Transamerica Insurance Finance        California             100% TIFC                            Insurance premium
 Corporation, California

Transamerica Insurance Finance        Maryland               100% TIFC                            Insurance premium
 Company (Europe)

Transamerica Insurance Finance        Ontario                100% TIFC                            Insurance premium
 Corporation, Canada                                                                              financing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
T Holdings, Inc.                      DE                     100% TCFCI                           Holding Company

M Credit, Inc.                        Delaware               100% TCFCI                           Commercial lending

Transamerica Mezzanine Financing,     Delaware               100% T Holdings, Inc.                Holding company
 Inc.

Bay Capital Corporation               Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Coast Funding Corporation             Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Transamerica Small Business           Delaware               100% M Credit, Inc.                  Holding company
 Capital, Inc. ("TSBC")

Emergent Business Capital Holdings,   Delaware               100% TSBC                            Dormant
 Inc.

Gulf Capital Corporation              Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Direct Capital Equity Investment,     Delaware               100% M Credit, Inc.                  Small business loans
 Inc.

TA Air East, Corp.                    Delaware               100% TEFSC                           Special purpose
                                                                                                  corporation

TA Air I, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air II, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air III, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air IV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air V, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Air IX, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air X, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 803 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 400 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 429/448 Corp.   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 630 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Steel I, LLC                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 24245/24246     Delaware               100% TEFS                            Special purpose
 Corp.                                                                                            corporation

TA Heli I, Inc.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Marine I, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine II, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine V, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine III, Corp.                  Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.        Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TBC I, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Facta, LLP                            Delaware               100% TBC I, Inc.                     Commercial finance

TBC III, Inc.                         Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transcap Trade Finance                Delaware               100% TBC III, Inc.                   Commercial finance

TBC IV, Inc.                          Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transamerica Commercial Real Estate   Delaware               100% T Holdings, Inc.                Bridge financing
 Finance, LLC

TBC V, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Breakthrough Funding LLP              Delaware               100% TBC V, Inc.                     Commercial finance

TBC Tax I, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TBC Tax V, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VI, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                    Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

The Plain Company                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Distribution Finance     Delaware               100% TCFCI                           Holding company
 Corporation ("TDFC")

Transamerica Accounts Holding Corp.   Delaware               100% TDFC                            Holding company

ARS Funding Corporation               Delaware               100% Transamerica Accounts Holding   Dormant
                                                             Corporation

Transamerica Commercial Finance       Delaware               100% TIFC                            Finance company
 Corporation ("TCFC")

Transamerica Acquisition              Canada                 100% TCFCC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance     Delaware               100% TCFC                            Commercial Finance
 Corporation - Overseas, Inc.
 ("TDFOI")

TDF Mauritius Limited                 Mauritius              100% TDFOI                           Mauritius holding
                                                                                                  company

Transamerica Apple Distribution       India                  69.94% TDF-Mauritius, Limited        Transamerica
 Finance Public Limited                                                                           Distribution Finance
                                                                                                  Joint Venture

Inventory Funding Trust               Delaware               100% TCFC                            Delaware Business Trust

Inventory Funding Company, LLC        Delaware               100% Inventory Funding Trust         Holding company

TCF Asset Management Corporation      Colorado               100% TCFC                            A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Distribution Finance     Illinois               100% TCFC                            Special purpose
 Insurance Services, Inc.                                                                         corporation

Transamerica Distribution Finance     Mexico                 99% TCFC                             Inactive
 Factorje S.A. DE C.V.

Transamerica Joint Ventures, Inc.     Delaware               100% TCFC                            Holding company

Amana Finance                         Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

American Standard Financial Services  Illinois               50% Transamerica Joint Ventures,     Finance
                                                             Inc.

Penske Financial Services LLC         Delaware               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Polaris Acceptance                    Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Transamerica Inventory Finance        Delaware               100% TDFC                            Holding company
 Corporation ("TIFC")

Transamerica GmbH, Inc.               Delaware               100% TIFC                            Holding company

Transamerica                          Netherlands            100% Trans. GmbH, Inc.               Commercial lending in
 Fincieringsmaatschappij B.V.                                                                     Europe

BWAC Seventeen, Inc.                  Delaware               100% TIFC                            Holding company

Transamerica Commercial Finance       Ontario                100% BWAC Seventeen, Inc.            Dormant
 Canada, Limited

Transamerica Commercial Finance       Canada                 100% BWAC Seventeen, Inc.            Commercial finance
 Corporation, Canada

Cantrex Group Inc.                    Quebec                 76% TACC                             Buying group and retail
                                                                                                  merchant services

2953-9087 Quebec Inc.                 Quebec                 100% Cantrex Group, Inc.             Dormant

Corbeil Electrique, Inc.              Quebec                 100% Cantrex Group, Inc.             Dormant

Prestex Marketing, Inc.               Quebec                 100% Cantrex Group, Inc.             Dormant

BWAC Twenty-One, Inc.                 Delaware               100% TIFC                            Holding company

ODBH Ltd/Harley Davidson Acceptance   United Kingdom         100% BWAC Twenty-One, Inc.           Finance

Transamerica Technology Services      United Kingdom         100% TCFL                            Inactive
 Limited

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Commercial Finance       U.K.                   100% Transamerica Commercial         Commercial lending
 Limited ("TCFL")                                            Holdings Limited

TDF Credit Insurance Services         U.K.                   100% TCFL                            Credit insurance
 Limited                                                                                          brokerage

Whirlpool Financial Corporation       Poland                 100% TCFL                            Inactive - commercial
 Polska Spozoo                                                                                    finance

Transamerica Commercial Holdings      U.K.                   33% BWAC Twenty-One Inc.             Holding company
 Limited

Transamerica Trailer Leasing Limited  New York               100% Transamerica Commercial         Special purpose
                                                             Holdings Limited                     corporation

Transamerica Distribution Capital     Spain                  100% Transamerica Commercial         Inactive
 Services, Iberica                                           Holdings Limited

Transamerica Commercial Finance       France                 100% TIFC                            Factoring company
 France S.A.

Transamerica GmbH                     Frankfurt, Germany     100% GmbH                            Commercial lending in
                                                                                                  Germany

Transamerica Retail Financial         Delaware               100% TDFC                            Provides retail
 Services Corporation ("TRFSC")                                                                   financing

Transamerica Bank, NA                 Delaware               100% TRFSC                           Bank

Transamerica Consumer Finance         Delaware               100% TRFSC                           Consumer finance
 Holding Company ("TCFHC")                                                                        holding company

Transamerica Mortgage Company         Delaware               100% TCFHC                           Consumer mortgages

Transamerica Consumer Mortgage        Delaware               100% TCFHC                           Securitization company
 Receivables Company

Metropolitan Mortgage Company         Florida                100% TCFHC                           Consumer mortgages

First Florida Appraisal Services,     Florida                100% Metropolitan Mtg. Co.           Appraisal and
 Inc.                                                                                             inspection services

First Georgia Appraisal Services,     Georgia                100% First FL App. Srvc, Inc.        Appraisal services
 Inc.

Freedom Tax Services, Inc.            Florida                100%. Metropolitan Mtg. Co.          Property tax
                                                                                                  information services

J.J. & W. Advertising, Inc.           Florida                100% Metropolitan Mtg. Co.           Advertising and
                                                                                                  marketing services

J.J. & W. Realty Services, Inc.       Florida                100% Metropolitan Mtg. Co.           To hold problem REO
                                                                                                  properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Liberty Mortgage Company of  Ft.      Florida                100% Metropolitan Mtg. Co.           No active business/Name
 Myers, Inc.                                                                                      holding only

Metropolis Mortgage Company           Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Perfect Mortgage Company              Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial         Delaware               100% TDFC                            Provides commercial
 Service Corporation                                                                              leasing

Transamerica Distribution Finance     Mexico                 99% TCFC                             Holding company in
 Corporation de Mexico S. de R.L.                                                                 Mexican subsidiaries
 de C.V.

TDF de Mexico S. de R.L. de C.V.      Mexico                 99% TDFC Mex                         Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services De    Mexico                 99% TDFC Mex                         Holds employees
 Mexico S. de R.L. de CV

Transamerica Distribution Finance     Mexico                 99% TCFC                             Finance company
 Factorje S.A. de C.V.

Transamerica Distribution Finance     Illinois               100% TCFC                            Finance company
 Insurance Services, Inc.

Transamerica Flood Hazard             Delaware               100% TFC                             Flood Zone
 Certification, Inc.                                                                              certification service

Transamerica Home Loan                California             100% TFC                             Consumer mortgages

Transamerica Lending Company          Delaware               100% TFC                             In liquidation - lending

Transamerica Public Finance, LLC      Delaware               70% TFC                              Financial Services

Transamerica Financial Products,      California             100% Transamerica Corp.              Investments
 Inc.

Transamerica Insurance Corporation    Iowa                   100% TIHI                            Holding company
 ("TIC")

Plaza Insurance Sales Inc.            California             100% TIC                             Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.           California             100% TIC                             Retail sale of
                                                                                                  investment advisory
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Annuity Services Corp.   New Mexico             100% TIC                             Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial Advisors,      Delaware               100% TIC                             Retail sale of
 Inc.                                                                                             securities products

Financial Resources Insurance         Texas                  100% Transamerica Fin. Adv.          Retail sale of
 Agency of Texas                                                                                  securities products

TBK Insurance Agency of Ohio, Inc.    Ohio                   100% Transamerica Fin Adv.           Variable insurance
                                                                                                  contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources      Alabama                100% Transamerica Fin. Adv.          Insurance agent & broker
 Agency of Alabama, Inc.

Transamerica Financial Resources      Massachusetts          100% Transamerica Fin. Adv.          Insurance agent & broker
 Ins. Agency of Massachusetts, Inc.

Transamerica International            Delaware               100% TIC                             Holding & administering
 Insurance Services, Inc. ("TIISI")                                                               foreign operations

AEGON Canada Inc. ("ACI")             Canada                 100% TIHI                            Holding company

Transamerica Life Canada              Canada                 100% ACI                             Life insurance company

Home Loans and Finance Ltd.           U.K.                   100% TIISI                           Inactive

Transamerica Occidental Life          Iowa                   100% TIC                             Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company                California             100% TOLIC                           Real estate development

Transamerica China Investments        Hong Kong              99% TOLIC                            Holding company
 Holdings Limited

Transamerica Life Insurance and       N. Carolina            100% TOLIC                           Life insurance
 Annuity Company ("TALIAC")

Transamerica Assurance Company        Missouri               100% TALIAC                          Life and disability
                                                                                                  insurance

Gemini Investments, Inc.              Delaware               100% TALIAC                          Investment subsidiary

Transamerica Life Insurance Company   New York               100% TOLIC                           Insurance sales
 of New York

Transamerica South Park Resources,    Delaware               100% TOLIC                           Market analysis
 Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Variable Insurance Fund  Maryland               100% TOLIC                           Mutual Fund

USA Administration Services, Inc.     Kansas                 100% TOLIC                           Third party
                                                                                                  administrator

Transamerica Products, Inc. ("TPI")   California             100% TIC                             Holding company

Transamerica Products I, Inc.         California             100% TPI                             Co-general partner

Transamerica Securities Sales Corp.   Maryland               100% TIC                             Life insurance sales

Transamerica Service Company          Delaware               100% TIC                             Passive loss tax service

Transamerica International RE         Bermuda                100% TAC                             Reinsurance
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.        Delaware               100% TFC                             Real estate information
                                                                                                  and technology services

Transamerica International            Delaware               100% TAC                             Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment Services,     Delaware               100% TAC                             Investment adviser
 Inc. ("TISI")

Transamerica Income Shares, Inc.      Maryland               100% TISI                            Mutual fund

Transamerica Real Estate Tax          Delaware               100% TFC                             Real estate tax
 Service, Inc.                                                                                    reporting and
                                                                                                  processing services

Transamerica Realty Services, Inc.    Delaware               100% TAC                             Real estate investments
 ("TRS")

Bankers Mortgage Company of CA        California             100% TRS                             Investment management

Pyramid Investment Corporation        Delaware               100% TRS                             Real estate company

The Gilwell Company                   California             100% TRS                             Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing,      California             100% TRS                             General partner LHTC
 Inc.                                                                                             Partnership

Transamerica Minerals Company         California             100% TRS                             Owner and lessor of oil
                                                                                                  and gas properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Oakmont Corporation      California             100% TRS                             General partner
                                                                                                  retirement properties

Auto Funding Services, LLC            Delaware               100% TBCC                            Commercial lending

TBCC Funding II, L.L.C.               Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

Private Label Funding LLC             Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

TBCC Funding Trust II                 Delaware               100% TCFCI                           Trust

TBCC Funding I, L.L.C.                Delaware               100% TBCC Funding I, LLC             Special purpose
                                                                                                  corporation

TBCC Funding Trust I                  Delaware               100% TCFCI                           Trust

Direct Capital Partners, LLC          Delaware               Various members                      Investment banking

Inland Water Transportation LLC       Delaware               100% Direct Capital Partners, L.P.   Finance barges

Direct Capital Partners, L.P.         Delaware               100% Direct Capital Partners, LLC    Investment banking

Transamerica Business Capital         Delaware               100% TCFCI                           Commercial lending
 Corporation

Transamerica Technology Finance       Delaware               100% TCFCI                           Commercial lending
 Corporation

Item 27.  Number of Contract Owners

          As of December 31, 2001, there were 16,137 Owners of the Policies.


Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

                 AFSG Securities Corporation
                 4333 Edgewood Road, N.E.
                 Cedar Rapids, IA 52499-0001

                 The directors and officers of
                 AFSG Securities Corporation
                 are as follows:


Larry N. Norman                    Anne Spaes
Director and President             Director and Vice President

Frank A. Camp                      Teresa L. Stolba
Secretary                          Assistant Compliance Officer

Lisa Wachendorf                    Linda Gilmer
Director Vice President and Chief  Treasurer/Controller
Compliance Officer

Thomas R. Moriarty                 Priscilla Hechler
Vice President                     Assistant Secretary and Assistant Vice President

Emily Bates
Assistant Treasurer

Clifton Flenniken                  Darin D. Smith
Assistant Treasurer                Assistant Secretary and Vice President


--------------------

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $14,078,387.03, $25,239,902.03 and $21,387,197.00 from the Registrant for the period ending December 31, 2001, December 31, 2000 and December 31, 1999, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A, and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These account are separate accounts of Western Reserve Life Assurance Company of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts is a separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves a principal underwriter for separate Account VA-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.


Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.  Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
     (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company


Section 403(b) Representations
------------------------------

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2002.


                                                     RETIREMENT BUILDER VARIABLE
                                                     ANNUITY ACCOUNT

                                                     TRANSAMERICA LIFE INSURANCE
                                                     COMPANY
                                                     Depositor


                                                                               *
                                                     ---------------------------
                                                     Larry N. Norman
                                                     President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                     Title                         Date
----------                     -----                         ----

                         *
--------------------------     Director                      _____________, 2002
Patrick S. Baird


/s/ Craig D. Vermie            Director                      April 26, 2002
--------------------------
Craig D. Vermie

                         *     Director                      _____________, 2002
--------------------------     (Principal Executive Officer)
Larry N. Norman


                         *     Director                      _____________, 2002
--------------------------
Douglas C. Kolsrud


                         *     Vice President and            _____________, 2002
--------------------------     Corporate Controller
Robert J. Kontz


                         *     Director, Vice President,     _____________, 2002
--------------------------     Treasurer, and Chief
Brenda K. Clancy               Financial Officer


* By Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                      333 - 7509



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                                _______________

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.             Description of Exhibit                                           Page No.*
-----------             ----------------------                                           ---------
(8)(i)(1)               Form of Amendment No. 20 to Participation Agreement

(10)(a)                 Consent of Independent Auditors

(10)(b)                 Opinion and Consent of Actuary





____________________

* Page numbers included only in manually executed original.